AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Communications Services (2.8%)
48,958	Activision Blizzard, Inc.	$2,229,058
8,811	Alphabet, Inc., Class Aa	10,369,578
4,270	Alphabet, Inc., Class Ca	5,010,034
25,423	AT&T, Inc.	797,265
15,892	Auto Trader Group plc[b]	108,088
19,844	CBS Corporation	943,185
54,200	Comcast Corporation	2,166,916
16,650	DISH Network Corporation[a]	527,638
1,677	EchoStar Corporation[a]	61,127
47,535	Facebook, Inc.[a]	7,923,609
770	Hemisphere Media Group, Inc.[a]	10,857
5,647	IAC/InterActive Corporation[a]	1,186,491
280	Ipsos SA	7,012
13,693	ITV plc	22,689
3,985	John Wiley and Sons, Inc.	176,217
24,665	KCOM Group plc	22,584
4,700	KDDI Corporation	101,225
3,116	Liberty Latin America, Ltd.[a]	60,263
8,022	Liberty Media Corporation - Liberty SiriusXM[a]	306,761
530	Lyft, Inc.[a]	41,494
8,030	Mediaset Espana Comunicacion SA	60,006
34,095	News Corporation, Class A	424,142
30,537	News Corporation, Class B	381,407
61,452	ORBCOMM, Inc.[a]	416,645
681	Rightmove plc	4,528
3,581	Seven West Media, Ltd.[a]	1,250
12,269	Take-Two Interactive Software, Inc.[a]	1,157,826
8,443	Telenor ASA	169,062
34,357	Telstra Corporation, Ltd.	81,016
33,782	Tencent Holdings, Ltd., ADR	1,553,296
2,800	TV Asahi Holdings Corporation	49,260
16,550	Twitter, Inc.[a]	544,164
59,128	Verizon Communications, Inc.	3,496,239
660	Wolters Kluwer NV	44,966

	Total	40,455,898

Consumer Discretionary (5.5%)
6,468	Amazon.com, Inc.[a]	11,517,891
31,250	American Axle & Manufacturing Holdings, Inc.[a]	447,187
300	AOKI Holdings, Inc.	3,144
300	Aoyama Trading Company, Ltd.	6,825
8,841	Aptiv plc	702,771
500	Autobacs Seven Company, Ltd.	8,314
4,685	Barratt Developments plc	36,596
1,200	Benesse Holdings, Inc.	31,228
1,875	Berkeley Group Holdings plc	90,141
2,011	Booking Holdings, Inc.[a]	3,509,014
20,450	BorgWarner, Inc.	785,484
222	Bovis Homes Group plc	3,077
2,000	Bridgestone Corporation	77,067
11,155	Bright Horizons Family Solutions, Inc.[a]	1,417,912
5,131	Bunzl plc	169,355
477	Burberry Group plc	12,157
15,601	Burlington Stores, Inc.[a]	2,444,365
20,586	Canada Goose Holdings, Inc.[a,c]	988,540
1,952	Carnival plc	96,483
2,101	Century Casinos, Inc.[a]	19,035
25,305	Children’s Place, Inc.[c]	2,461,670
2,000	Chipotle Mexican Grill, Inc.[a]	1,420,620
400	Chiyoda Company, Ltd.	6,439
329	Cie Generale des Etablissements Michelin	38,870
9,600	Citizen Watch Company, Ltd.	53,644

Shares	Common Stock (47.5%)	Value
Consumer Discretionary (5.5%) - continued
287	Compass Group plc	$6,753
33,015	Core-Mark Holding Company, Inc.	1,225,847
945	Countryside Properties plc[b]	4,000
35,170	Crocs, Inc.[a]	905,627
3,292	CSS Industries, Inc.	19,719
3,013	Culp, Inc.	57,940
11,280	D.R. Horton, Inc.	466,766
3,200	Denso Corporation	125,022
39,861	Duluth Holdings, Inc.[a,c]	950,286
6,164	Emerald Expositions Events, Inc.	78,283
7,827	Etsy, Inc.[a]	526,131
100	Exedy Corporation	2,172
13,581	Expedia Group, Inc.	1,616,139
22,115	Extended Stay America, Inc.	396,964
19,313	Five Below, Inc.[a]	2,399,640
97	Genuine Parts Company	10,867
25,587	G-III Apparel Group, Ltd.[a]	1,022,457
715	Gildan Activewear, Inc.	25,709
18,567	Harley-Davidson, Inc.	662,099
704	Haverty Furniture Companies, Inc.	15,404
8,920	Home Depot, Inc.	1,711,659
700	Honda Motor Company, Ltd.	19,013
2,191	Inchcape plc	16,303
30,933	International Game Technology plc	401,820
4,428	International Speedway Corporation	193,194
14,430	Knoll, Inc.	272,871
40,182	Las Vegas Sands Corporation	2,449,495
27,970	Lowe’s Companies, Inc.	3,061,876
3,575	Lululemon Athletica, Inc.[a]	585,835
1,749	Magna International, Inc.	85,159
5,685	Marks and Spencer Group plc	20,633
2,889	Marriott Vacations Worldwide Corporation	270,121
12,283	McDonald’s Corporation	2,332,542
6,734	Modine Manufacturing Company[a]	93,401
4,911	Moneysupermarket.com Group plc	23,810
12,579	Netflix, Inc.[a]	4,485,168
3,100	NHK Spring Company, Ltd.	27,897
74,280	NIKE, Inc.	6,255,119
22,500	Nissan Motor Company, Ltd.	184,773
26,533	Norwegian Cruise Line Holdings, Ltd.[a]	1,458,254
400	Onward Holdings Company, Ltd.	2,118
1,664	O’Reilly Automotive, Inc.[a]	646,131
16,798	Oxford Industries, Inc.	1,264,217
2,287	Park Hotels & Resorts, Inc.	71,080
245	Peugeot SA	5,978
35,671	Planet Fitness, Inc.[a]	2,451,311
781	Playa Hotels and Resorts NVa	5,959
300	Plenus Company, Ltd.	4,789
2,051	PVH Corporation	250,119
96,848	Red Rock Resorts, Inc.	2,503,521
4,319	Redrow plc	33,843
4,025	RHa,c	414,374
9,493	Ross Stores, Inc.	883,798
900	Sangetsu Company, Ltd.	16,357
12,100	Sekisui House, Ltd.	200,515
300	SHIMAMURA Company, Ltd.	25,426
576	SmartCentres Real Estate Investment Trust	15,090
29,734	Starbucks Corporation	2,210,426
7,200	Sumitomo Rubber Industries, Ltd.	86,476
1,385	Super Retail Group, Ltd.	7,907
100	Takara Standard Company, Ltd.	1,534
5,270	Taylor Wimpey plc	12,054
5,415	Texas Roadhouse, Inc.	336,759

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Consumer Discretionary (5.5%) - continued
40,626	Toll Brothers, Inc.	$1,470,661
8,999	Tower International, Inc.	189,249
3,800	Toyoda Gosei Company, Ltd.	80,678
5,266	Ulta Beauty, Inc.[a]	1,836,412
300	United Arrows, Ltd.	10,450
7,895	Vail Resorts, Inc.	1,715,583
553	WH Smith plc	15,299
11,287	Wingstop, Inc.	858,151
11,000	Yahoo Japan Corporation	26,979
22,574	Zumiez, Inc.[a]	561,867

	Total	79,029,708

Consumer Staples (2.1%)
27,157	Altria Group, Inc.	1,559,627
11,700	Archer-Daniels-Midland Company	504,621
500	Arcs Company, Ltd.	11,014
8,298	Calavo Growers, Inc.[c]	695,787
650	Carlsberg AS	81,281
26,145	Casey’s General Stores, Inc.	3,366,692
1,830	Central Garden & Pet Company[a]	46,775
1,101	Central Garden & Pet Company, Class Aa	25,598
19,253	Colgate-Palmolive Company	1,319,601
129,867	Cott Corporation	1,897,357
3,043	Empire Company, Ltd.	65,876
671	ForFarmers BV	5,520
158	Glanbia plc	3,091
91,797	Hain Celestial Group, Inc.[a]	2,122,347
5,693	Imperial Brands plc	194,742
334	Inter Parfums, Inc.	25,341
10,500	Japan Tobacco, Inc.	260,062
18,289	John B. Sanfilippo & Son, Inc.	1,314,430
4,650	Kimberly-Clark Corporation	576,135
3,911	Koninklijke Ahold Delhaize NV	104,126
100	L’Oreal SA	26,929
100	Ministop Company, Ltd.	1,549
1,647	Molson Coors Brewing Company	98,244
67,256	Monster Beverage Corporation[a]	3,670,832
18,930	PepsiCo, Inc.	2,319,872
29,109	Philip Morris International, Inc.	2,572,945
847	Seneca Foods Corporation[a]	20,836
1,268	SpartanNash Company	20,123
1,400	Sugi Holdings Company, Ltd.	61,783
1,400	Sundrug Company, Ltd.	38,638
147,681	SunOpta, Inc.[a]	510,976
2,357	Swedish Match AB	120,261
9,700	TreeHouse Foods, Inc.[a]	626,135
67,402	Turning Point Brands, Inc.	3,106,558
2,820	Unilever NV	164,411
4,106	Unilever plc	236,353
24,396	Wal-Mart Stores, Inc.	2,379,342

	Total	30,155,810

Energy (1.6%)
8,718	Abraxas Petroleum Corporation[a]	10,897
50,116	Archrock, Inc.	490,134
25,929	BP plc ADR	1,133,616
231,724	Callon Petroleum Company[a]	1,749,516
23,805	Chevron Corporation	2,932,300
11,695	Comstock Resources, Inc.[a,c]	81,046
5,157	Concho Resources, Inc.	572,221
9,484	Diamondback Energy, Inc.	962,911
4,041	EQT Corporation	83,810
2,720	Era Group, Inc.[a]	31,389
207,735	Euronav NV	1,693,040
685	Evolution Petroleum Corporation	4,624

Shares	Common Stock (47.5%)	Value
Energy (1.6%) - continued
7,633	Exterran Corporation[a]	$128,616
22,396	Exxon Mobil Corporation	1,809,597
13,712	Forum Energy Technologies, Inc.[a]	70,068
106	Gaztransport Et Technigaz SA	9,649
29,513	Gran Tierra Energy, Inc.[a]	66,995
24,544	Halliburton Company	719,139
74,998	Marathon Oil Corporation	1,253,217
17,630	Marathon Petroleum Corporation	1,055,156
884	Matrix Service Company[a]	17,309
7,073	McDermott International, Inc.[a]	52,623
14,162	Nabors Industries, Ltd.	48,717
77,557	Nine Energy Service, Inc.[a]	1,756,666
8,956	Par Pacific Holdings, Inc.[a]	159,506
62,153	Patterson-UTI Energy, Inc.	871,385
4,557	Pioneer Energy Services Corporation[a]	8,066
14,733	Pioneer Natural Resources Company	2,243,541
316	Royal Dutch Shell plc, Class A	9,931
6,931	Royal Dutch Shell plc, Class B	219,059
897	SEACOR Holdings, Inc.[a]	37,925
5,537	Superior Energy Services, Inc.[a]	25,858
51,007	Talos Energy, Inc.[a]	1,354,746
35,325	TechnipFMC plc	830,844
7,991	Teekay Tankers, Ltd.[a]	7,752
9,380	Transocean, Ltd.[a]	81,700
17,053	Unit Corporation[a]	242,835
33,155	WPX Energy, Inc.[a]	434,662

	Total	23,261,066

Financials (7.0%)
1,270	Aareal Bank AG	39,219
299	AB Industrivarden	6,270
19,540	Aflac, Inc.	977,000
3,159	AG Mortgage Investment Trust, Inc.	53,198
220	Alleghany Corporation[a]	134,728
332	Allianz SE	73,986
13,050	Allstate Corporation	1,229,049
25,950	Ally Financial, Inc.	713,365
5,469	American Express Company	597,762
23,198	American Financial Group, Inc.	2,231,880
10,780	American International Group, Inc.	464,187
144	Ameriprise Financial, Inc.	18,446
9,886	Ameris Bancorp	339,584
5,203	Arch Capital Group, Ltd.[a]	168,161
7,089	Argo Group International Holdings, Ltd.	500,909
4,614	Arlington Asset Investment Corporation[c]	36,727
652	ARMOUR Residential REIT, Inc.	12,734
11,600	Arthur J. Gallagher & Company	905,960
69,706	Assured Guaranty, Ltd.	3,097,038
11,738	Axos Financial, Inc.[a]	339,932
5,315	Banca Monte dei Paschi di Siena SPA[a,c]	7,442
41,848	BancorpSouth Bank	1,180,951
204,807	Bank of America Corporation	5,650,625
1,213	Bank of Marin Bancorp	49,357
527	Bank of New York Mellon Corporation	26,577
3,030	BankFinancial Corporation	45,056
3,006	Bankinter SA	22,911
5,895	Berkshire Hathaway, Inc.[a]	1,184,247
26,050	Blackstone Group, LP	910,968
8,535	BOK Financial Corporation	696,029
14,841	Boston Private Financial Holdings, Inc.	162,657
53,985	BrightSphere Investment Group	732,037
4,384	Brown & Brown, Inc.	129,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Financials (7.0%) - continued
1,124	Byline Bancorp, Inc.[a]	$20,772
23,826	Capital One Financial Corporation	1,946,346
2,587	Cathay General Bancorp	87,725
6,966	Cboe Global Markets, Inc.	664,835
7,272	Central Pacific Financial Corporation	209,724
54,824	Charles Schwab Corporation	2,344,274
6,040	Chubb, Ltd.	846,083
7,603	CI Financial Corporation	103,774
4,608	Cincinnati Financial Corporation	395,827
65,293	Citigroup, Inc.	4,062,530
3,634	CNP Assurances	80,014
3,251	Colony Capital, Inc.	17,295
19,559	Comerica, Inc.	1,434,066
8,738	Community Trust Bancorp, Inc.	358,782
936	Deutsche Pfandbriefbank AGb	11,484
5,455	Direct Line Insurance Group plc	25,094
19,230	Discover Financial Services	1,368,407
2,793	DnB ASA	51,446
40,915	Dynex Capital, Inc.	249,172
34,541	E*TRADE Financial Corporation	1,603,739
17,983	East West Bancorp, Inc.	862,645
3,592	Ellington Residential Mortgage REIT	42,745
1,104	Employers Holdings, Inc.	44,281
6,611	Enterprise Financial Services Corporation	269,530
17,274	Essent Group, Ltd.[a]	750,555
1,695	Euronext NVb	107,538
1,324	FBL Financial Group, Inc.	83,041
50,867	Fifth Third Bancorp	1,282,866
4,114	Financial Institutions, Inc.	111,819
3,536	Finecobank Banca Fineco SPA	46,588
6,481	First American Financial Corporation	333,771
8,924	First Busey Corporation	217,746
936	First Citizens BancShares, Inc.	381,139
11,395	First Defiance Financial Corporation	327,492
3,109	First Financial Corporation	130,578
37,679	First Hawaiian, Inc.	981,538
28,433	First Interstate BancSystem, Inc.	1,132,202
673	First Merchants Corporation	24,800
424	First Mid-Illinois Bancshares, Inc.	14,128
3,325	First Midwest Bancorp, Inc.	68,029
486	First of Long Island Corporation	10,658
10,851	First Republic Bank	1,090,091
13,682	FlexiGroup, Ltd.	13,482
1,644	Genworth MI Canada, Inc.[c]	49,811
1,898	Goldman Sachs Group, Inc.	364,397
8,285	Great Southern Bancorp, Inc.	429,991
46,868	Hamilton Lane, Inc.	2,042,507
33,878	Hancock Whitney Corporation	1,368,671
47	Hannover Rueckversicherung SE	6,753
32,382	Hartford Financial Services Group, Inc.	1,610,033
378	Heartland Financial USA, Inc.	16,122
101,257	Heritage Commerce Corporation	1,225,210
5,812	Hometrust Bancshares, Inc.	146,462
20,510	Horace Mann Educators Corporation	722,157
5,830	Horizon Bancorp, Inc.	93,805
21,038	Houlihan Lokey, Inc.	964,592
41,065	Huntington Bancshares, Inc.	520,704
19,684	IBERIABANK Corporation	1,411,540
6,069	Independent Bank Corporation	130,484
17,270	Interactive Brokers Group, Inc.	895,968
53,322	Intercontinental Exchange, Inc.	4,059,937
1,832	Investor AB	82,581
12,366	J.P. Morgan Chase & Company	1,251,810
20,148	Kemper Corporation	1,534,069

Shares	Common Stock (47.5%)	Value
Financials (7.0%) - continued
76,668	KeyCorp	$1,207,521
1,104	KKR Real Estate Finance Trust, Inc.	22,102
3,170	Lakeland Bancorp, Inc.	47,328
22,539	Lloyds TSB Group plc	18,261
10,264	Loews Corporation	491,954
2,424	M&T Bank Corporation	380,616
7,717	Manulife Financial Corporation	130,508
750	Markel Corporation[a]	747,180
4,054	MarketAxess Holdings, Inc.	997,608
47,363	Medibank Private, Ltd.	92,967
1,419	Mercantile Bank Corporation	46,430
22,919	Meridian Bancorp, Inc.	359,599
17,190	MetLife, Inc.	731,778
10,318	MidWestOne Financial Group, Inc.	281,166
14,310	Morgan Stanley	603,882
6,439	MSCI, Inc.	1,280,331
8,738	National Bank Holdings Corporation	290,626
670	National Bank of Canada	30,237
71	National Western Life Group, Inc.	18,635
1,477	Newmark Group, Inc.	12,318
841	Northern Trust Corporation	76,035
2,674	Old Second Bancorp, Inc.	33,666
1,546	Pacific Premier Bancorp, Inc.	41,015
10,748	PacWest Bancorp	404,232
411	Paragon Banking Group plc	2,333
625	Pargesa Holding SA	49,016
98	Park National Corporation	9,286
60,486	PCSB Financial Corporation	1,183,711
471	Peapack-Gladstone Financial Corporation	12,350
740	Peoples Bancorp, Inc.	22,918
172	Piper Jaffray Companies	12,527
14,092	Primerica, Inc.	1,721,338
840	Principal Financial Group, Inc.	42,160
3,294	Provident Financial Services, Inc.	85,282
5,620	Prudential Financial, Inc.	516,366
5,379	QCR Holdings, Inc.	182,456
23,850	Radian Group, Inc.	494,649
20,241	Raymond James Financial, Inc.	1,627,579
2,513	Reinsurance Group of America, Inc.	356,796
7,516	S&P Global, Inc.	1,582,494
10,182	Sandy Spring Bancorp, Inc.	318,493
71,077	Santander Consumer USA Holdings Inc.	1,501,857
65,896	Seacoast Banking Corporation of Florida[a]	1,736,360
4,083	SEI Investments Company	213,337
500	Senshu Ikeda Holdings, Inc.	1,284
234,588	SLM Corporation	2,324,767
18,874	State Auto Financial Corporation	621,332
5,360	State Street Corporation	352,742
25,785	Stifel Financial Corporation	1,360,417
7,806	SVB Financial Group[a]	1,735,742
42,747	Synovus Financial Corporation	1,468,787
1,150	Territorial Bancorp, Inc.	30,947
709	Topdanmark AS	35,422
482	Towne Bank	11,930
3,307	TriCo Bancshares	129,932
22,744	TrustCo Bank Corporation	176,493
16,760	U.S. Bancorp	807,664
1,078	Umpqua Holdings Corporation	17,787
26,289	United Community Banks, Inc.	655,385
9,002	United Financial Bancorp, Inc.	129,179
842	Univest Financial Corporation	20,595
1,370	Unum Group	46,347
464	Walker & Dunlop, Inc.	23,622

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Financials (7.0%) - continued
2,136	Washington Trust Bancorp, Inc.	$102,848
4,474	Western Alliance Bancorp[a]	183,613
170	Westwood Holdings Group, Inc.	5,996
13,940	Wintrust Financial Corporation	938,580
9,843	WSFS Financial Corporation	379,940
52,437	Zions Bancorporations NA	2,381,164

	Total	99,834,437

Health Care (7.2%)
29,476	Abbott Laboratories	2,356,311
3,640	ABIOMED, Inc.[a]	1,039,548
11,142	Aerie Pharmaceuticals, Inc.[a]	529,245
31,176	Agilent Technologies, Inc.	2,505,927
5,693	AmerisourceBergen Corporation	452,707
8,111	Amgen, Inc.	1,540,928
539	Amplifon SPA	10,519
2,108	Ardelyx, Inc.[a]	5,902
5,292	Arena Pharmaceuticals, Inc.[a]	237,240
76	Atrion Corporation	66,780
4,539	Baxter International, Inc.	369,066
9,264	Becton, Dickinson and Company	2,313,499
4,360	Biogen, Inc.[a]	1,030,617
34,903	BioMarin Pharmaceutical, Inc.[a]	3,100,433
208	Bio-Rad Laboratories, Inc.[a]	63,581
2,328	Bio-Techne Corporation	462,224
15,449	Bruker Corporation	593,860
47,210	Catalent, Inc.[a]	1,916,254
2,333	Charles River Laboratories International, Inc.[a]	338,868
7,669	Cigna Holding Company	1,233,329
9,723	Concert Pharmaceuticals, Inc.[a]	117,357
26,269	CVS Health Corporation	1,416,687
9,567	Danaher Corporation	1,263,035
10,983	Dexcom, Inc.[a]	1,308,075
17,703	Edwards Lifesciences Corporation[a]	3,387,115
43,630	GenMark Diagnostics, Inc.[a]	309,337
28,684	Gilead Sciences, Inc.	1,864,747
358	GN Store Nord AS	16,626
82,360	Halozyme Therapeutics, Inc.[a]	1,325,996
6,926	Illumina, Inc.[a]	2,151,839
11,132	Immunomedics, Inc.[a]	213,846
17,443	Inogen, Inc.[a]	1,663,539
14,572	Inspire Medical Systems, Inc.[a]	827,398
15,404	Intersect ENT, Inc.[a]	495,239
4,274	Intra-Cellular Therapies, Inc.[a]	52,057
5,597	Intuitive Surgical, Inc.[a]	3,193,536
10,870	Jazz Pharmaceuticals, Inc.[a]	1,553,866
30,027	Johnson & Johnson	4,197,474
300	KYORIN Holdings, Inc.	5,862
31,721	LHC Group, Inc.[a]	3,516,590
7,149	Ligand Pharmaceuticals, Inc.[a,c]	898,701
72	LNA Sante	3,788
4,949	Magellan Health Services, Inc.[a]	326,238
3,257	McKesson Corporation	381,264
26,713	Medtronic plc	2,433,020
37,340	Merck & Company, Inc.	3,105,568
14,444	Merit Medical Systems, Inc.[a]	893,073
3,440	Mylan NVa	97,490
31,218	Natera, Inc.[a]	643,715
2,421	National Healthcare Corporation	183,705
12,304	Neurocrine Biosciences, Inc.[a]	1,083,982
4,133	Nevro Corporation[a]	258,354
3,239	Novartis AG	311,331
6,029	Novo Nordisk AS	315,108
8,153	Novocure, Ltd.[a]	392,730
10,545	NuVasive, Inc.[a]	598,851

Shares	Common Stock (47.5%)	Value
Health Care (7.2%) - continued
13,262	Omnicell, Inc.[a]	$1,072,100
90,513	Optinose, Inc.[a,c]	932,284
484	Orthifix Medical, Inc.[a]	27,302
15,749	PerkinElmer, Inc.	1,517,574
47,512	Pfizer, Inc.	2,017,835
157	Recordati SPA	6,118
6,672	ResMed, Inc.	693,688
954	Roche Holding AG	262,879
5,271	Sage Therapeutics, Inc.[a]	838,353
33,320	Syneos Health, Inc.[a]	1,724,643
20,389	Tactile Systems Technology, Inc.[a]	1,074,908
14,205	Teleflex, Inc.	4,292,183
13,910	Thermo Fisher Scientific, Inc.	3,807,445
22,124	UnitedHealth Group, Inc.	5,470,380
11,079	Universal Health Services, Inc.	1,482,038
19,100	Valeant Pharmaceuticals International, Inc.[a]	471,770
22,049	Veeva Systems, Inc.[a]	2,797,136
19,902	Vertex Pharmaceuticals, Inc.[a]	3,660,973
7,008	West Pharmaceutical Services, Inc.	772,282
131,811	Wright Medical Group NVa,c	4,145,456
48,656	Zoetis, Inc.	4,898,200

	Total	102,939,524

Industrials (6.8%)
2,686	3M Company	558,097
6,197	Acco Brands Corporation	53,046
2,775	ACS Actividades de Construccion y Servicios, SA	121,995
3,100	Acuity Brands, Inc.	372,031
3,050	Aegion Corporation[a]	53,588
15,640	Aerojet Rocketdyne Holdings, Inc.[a]	555,689
32,984	AGCO Corporation	2,294,037
123	Alamo Group, Inc.	12,293
2,248	Altra Industrial Motion Corporation	69,800
18,882	AMETEK, Inc.	1,566,640
34,735	Arcosa, Inc.	1,061,154
11,326	ASGN, Inc.[a]	719,088
4,506	Atlas Copco AB, Class A	121,216
4,040	Atlas Copco AB, Class B	100,202
10,717	AZZ, Inc.	438,647
9,639	Boeing Company	3,676,507
6,650	Brink’s Company	501,476
30,835	BWX Technologies, Inc.	1,528,799
2,359	Carlisle Companies, Inc.	289,261
31,857	Casella Waste Systems, Inc.[a]	1,132,835
18,776	CBIZ, Inc.[a]	380,026
101	Chase Corporation	9,347
481	CIA De Distribucion Integral	11,334
700	Columbus McKinnon Corporation	24,045
12,683	Costamare, Inc.	65,952
329	CRA International, Inc.	16,628
13,612	Crane Company	1,151,847
777	CSW Industrials, Inc.[a]	44,514
21,426	CSX Corporation	1,603,093
229	Cummins, Inc.	36,152
18,322	Curtiss-Wright Corporation	2,076,615
23,500	Delta Air Lines, Inc.	1,213,775
332	Douglas Dynamics, Inc.	12,639
22,086	EMCOR Group, Inc.	1,614,045
12,907	Emerson Electric Company	883,742
27,069	Encore Wire Corporation	1,548,888
345	Ennis, Inc.	7,162
1,003	ESCO Technologies, Inc.	67,231
17,442	Federal Signal Corporation	453,318
333	Ferguson plc	21,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Industrials (6.8%) - continued
5,171	Forrester Research, Inc.	$250,018
112	Franklin Electric Company, Inc.	5,722
5,664	General Dynamics Corporation	958,802
8,329	Global Brass and Copper Holdings, Inc.	286,851
3,371	Gorman-Rupp Company	114,412
15,761	Granite Construction, Inc.	680,087
6,312	GWA Group, Ltd.	14,279
22,255	Healthcare Services Group, Inc.	734,192
13,856	Heico Corporation	1,314,519
1,016	Herc Holdings, Inc.[a]	39,604
288	Hillenbrand, Inc.	11,961
1,200	Hino Motors, Ltd.	10,131
600	Hitachi Zosen Corporation	1,847
99	Hochtief AG	14,344
38,511	Honeywell International, Inc.	6,120,168
1,311	Hub Group, Inc.[a]	53,554
9,028	Hubbell, Inc.	1,065,123
5,225	Huntington Ingalls Industries, Inc.	1,082,620
941	Hyster-Yale Materials Handling, Inc.	58,681
4,831	IDEX Corporation	733,056
2,130	Illinois Tool Works, Inc.	305,719
800	Inaba Denki Sangyo Company, Ltd.	31,010
16,586	Ingersoll-Rand plc	1,790,459
30,087	Interface, Inc.	460,933
7,897	JB Hunt Transport Services, Inc.	799,887
7,964	KAR Auction Services, Inc.	408,633
123,699	KeyW Holding Corporation[a]	1,066,285
5,340	Kforce, Inc.	187,541
1,021	Koninklijke Philips NV	41,716
5,149	Korn Ferry	230,572
17,291	Lincoln Electric Holdings, Inc.	1,450,196
3,624	Lockheed Martin Corporation	1,087,780
1,000	Marubeni Corporation	6,933
15,933	Masonite International Corporation[a]	794,897
2,754	Meggitt plc	18,054
13,907	Mercury Systems, Inc.[a]	891,161
17,116	Milacron Holdings Corporation[a]	193,753
500	Mitsuboshi Belting, Ltd.	8,911
600	Mitsui & Company, Ltd.	9,336
3,538	Moog, Inc.	307,629
160,083	MRC Global, Inc.[a]	2,798,251
9,932	Mueller Industries, Inc.	311,269
2,484	Mueller Water Products, Inc.	24,939
2,456	National Express Group plc	12,987
14,593	NCI Building Systems, Inc.[a]	89,893
2,000	Nitto Kogyo Corporation	40,110
1,000	Nobina ABb	6,447
23,557	Norfolk Southern Corporation	4,402,568
740	Northgate plc	3,605
6,195	Old Dominion Freight Line, Inc.	894,496
16,867	Oshkosh Corporation	1,267,218
4,643	PageGroup plc	28,444
5,593	Parker Hannifin Corporation	959,871
75,173	Primoris Services Corporation	1,554,578
12,032	Raven Industries, Inc.	461,668
1,940	Raytheon Company	353,235
15,466	Regal-Beloit Corporation	1,266,201
6,598	RELX plc	141,193
2,321	Resources Connection, Inc.	38,389
80,186	Ritchie Brothers Auctioneers, Inc.	2,726,324
1,557	Rockwell Automation, Inc.	273,191
107	Rockwool International AS	25,093
6,158	Roper Industries, Inc.	2,105,851
133	Rush Enterprises, Inc.	5,561
3,117	Sandvik AB	50,695

Shares	Common Stock (47.5%)	Value
Industrials (6.8%) - continued
527	Schindler Holding AG, Participation Certificate	$109,351
18,491	SiteOne Landscape Supply, Inc.[a]	1,056,761
4,416	SKF AB	73,470
53,621	Southwest Airlines Company	2,783,466
3,214	SP Plus Corporation[a]	109,662
321	Spirax-Sarco Engineering plc	30,084
2,491	SPX Corporation[a]	86,662
13,856	SPX FLOW, Inc.[a]	442,006
8,780	Standex International Corporation	644,452
400	Sumitomo Corporation	5,546
10,300	Sumitomo Electric Industries, Ltd.	137,022
200	Taikisha, Ltd.	6,089
300	Teijin, Ltd.	4,961
352	Teledyne Technologies, Inc.[a]	83,428
3,336	Timken Company	145,516
1,912	Titan International, Inc.	11,415
800	Toppan Forms Company, Ltd.	6,842
27,194	TPI Composites, Inc.[a]	778,292
754	Transcontinental, Inc.	9,439
2,238	TransDigm Group, Inc.[a]	1,016,030
8,824	TransUnion	589,796
11,101	TriMas Corporation[a]	335,583
600	Tsubakimoto Chain Company	21,474
440	UniFirst Corporation	67,540
8,450	United Continental Holdings, Inc.[a]	674,141
6,586	United Parcel Service, Inc.	735,920
9,152	United Rentals, Inc.[a]	1,045,616
24,247	United Technologies Corporation	3,125,196
3,266	Universal Truckload Services, Inc.	64,275
10,752	Valmont Industries, Inc.	1,398,835
21,335	Verisk Analytics, Inc.	2,837,555
8,150	WABCO Holdings, Inc.[a]	1,074,414
10,900	WageWorks, Inc.[a]	411,584
46,985	Waste Connections, Inc.	4,162,401
3,307	Watsco, Inc.	473,595
252	Watts Water Technologies, Inc.	20,367
28,641	Willdan Group, Inc.[a]	1,061,722
12,098	Xylem, Inc.	956,226
400	Yuasa Trading Company, Ltd.	11,300

	Total	96,559,450

Information Technology (11.6%)
6,007	Accenture plc	1,057,352
64,422	Advanced Micro Devices, Inc.[a]	1,644,049
26,882	Akamai Technologies, Inc.[a]	1,927,708
4,800	Alliance Data Systems Corporation	839,904
210	Altisource Portfolio Solutions SAa	4,971
1,622	Amadeus IT Holding SA	130,002
1,882	American Software, Inc.	22,490
38,455	Amphenol Corporation	3,631,690
4,613	ANSYS, Inc.[a]	842,841
48,089	Apple, Inc.	9,134,506
11,851	Arista Networks, Inc.[a]	3,726,666
11,237	Arrow Electronics, Inc.[a]	865,923
2,322	Atkore International Group, Inc.[a]	49,993
6,170	Atlassian Corporation plc[a]	693,446
23,867	Autodesk, Inc.[a]	3,718,956
8,138	Automatic Data Processing, Inc.	1,299,964
11,781	Benchmark Electronics, Inc.	309,251
43,180	Blackline, Inc.[a]	2,000,098
37,238	Booz Allen Hamilton Holding Corporation	2,165,017
529	Broadridge Financial Solutions, Inc.	54,852
6,100	Canon, Inc.	177,114
1,378	Capgemini SA	167,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Information Technology (11.6%) - continued
13,739	CDK Global, Inc.	$808,128
3,625	CDW Corporation	349,341
3,121	CGI, INC.[a]	214,559
74,817	Ciena Corporation[a]	2,793,667
175,728	Cisco Systems, Inc.	9,487,555
53,217	Clearwater Energy, Inc., Class A	773,775
8,994	Cognex Corporation	457,435
12,587	Cognizant Technology Solutions Corporation	911,928
1,747	Cohu, Inc.	25,768
4,784	Computershare, Ltd.	58,156
10,445	CoreLogic, Inc.[a]	389,181
9,314	Coupa Software, Inc.[a]	847,388
807	CSG Systems International, Inc.	34,136
14,620	Descartes Systems Group, Inc.[a]	531,876
27,666	DocuSign, Inc.[a]	1,434,205
83,207	Dolby Laboratories, Inc.	5,239,545
1,268	DXC Technology Company	81,545
3,932	Ebix, Inc.[c]	194,123
6,024	Envestnet, Inc.[a]	393,909
4,220	Euronet Worldwide, Inc.[a]	601,730
3,166	EVERTEC, Inc.	88,046
2,340	ExlService Holdings, Inc.[a]	140,447
638	eXp World Holdings, Inc.[a]	6,935
15,503	Five9, Inc.[a]	819,024
14,959	Global Payments, Inc.	2,042,203
36,652	Guidewire Software, Inc.[a]	3,561,108
5,929	Halma plc	129,264
7,523	International Business Machines Corporation	1,061,495
67	Jenoptik AG	2,502
22,009	Keysight Technologies, Inc.[a]	1,919,185
5,200	KLA-Tencor Corporation	620,932
2,876	Kulicke and Soffa Industries, Inc.	63,588
6,130	Lam Research Corporation	1,097,331
121,874	Lattice Semiconductor Corporation[a]	1,453,957
30,072	M/A-COM Technology Solutions Holdings, Inc.[a]	502,503
1,259	ManTech International Corporation	68,011
29,473	MasterCard, Inc.	6,939,418
5,157	Methode Electronics, Inc.	148,418
107,377	Microsoft Corporation	12,664,043
2,731	MicroStrategy, Inc.[a]	393,947
463	MKS Instruments, Inc.	43,082
2,939	MoneyGram International, Inc.[a]	5,996
32,331	Monolithic Power Systems, Inc.	4,380,527
7,097	Monotype Imaging Holdings, Inc.	141,159
38,661	National Instruments Corporation	1,715,002
1,100	NEC Networks & System Integration Corporation	26,615
31,049	New Relic, Inc.[a]	3,064,536
8,691	Nice, Ltd. ADR[a]	1,064,734
7,000	Novanta, Inc.[a]	593,110
55,311	Oracle Corporation	2,970,754
800	Otsuka Corporation	29,930
7,090	Palo Alto Networks, Inc.[a]	1,722,019
44,143	PayPal Holdings, Inc.[a]	4,583,809
10,203	Pegasystems, Inc.	663,195
29,252	Plexus Corporation[a]	1,782,909
640	Presidio, Inc.	9,472
2,893	Progress Software Corporation	128,362
17,200	Proofpoint, Inc.[a]	2,088,596
23,856	Q2 Holdings, Inc.[a]	1,652,267
54,795	Quantenna Communications, Inc.[a]	1,333,162
26,070	Rogers Corporation[a]	4,142,002
4,450	Rudolph Technologies, Inc.[a]	101,460

Shares	Common Stock (47.5%)	Value
Information Technology (11.6%) - continued
300	Ryoyo Electro Corporation	$4,389
58,980	SailPoint Technologies Holdings, Inc.[a]	1,693,906
50,288	Salesforce.com, Inc.[a]	7,964,111
2,506	ScanSource, Inc.[a]	89,765
711	Science Applications International Corporation	54,711
8,991	ServiceNow, Inc.[a]	2,216,192
5,300	Shinko Electric Industries Company, Ltd.	40,732
646	Silicon Laboratories, Inc.[a]	52,236
2,264	Sykes Enterprises, Inc.[a]	64,026
28,478	Synopsys, Inc.[a]	3,279,242
12,873	Teradata Corporation[a]	561,906
12,976	Teradyne, Inc.	516,964
22,752	Texas Instruments, Inc.	2,413,305
100	Tokyo Seimitsu Company, Ltd.	2,553
368	Trimble, Inc.[a]	14,867
10,683	Tyler Technologies, Inc.[a]	2,183,605
1,491	Ultimate Software Group, Inc.[a]	492,224
1,590	Ultra Clean Holdings, Inc.[a]	16,457
4,545	Universal Display Corporation[c]	694,703
1,722	Verint Systems, Inc.[a]	103,079
56,636	Virtusa Corporation[a]	3,027,194
48,670	Visa, Inc.	7,601,767
39,157	Xilinx, Inc.	4,964,716
2,978	Zix Corporation[a]	20,489
25,828	Zuora, Inc.[a]	517,335

	Total	164,647,482

Materials (1.2%)
18,300	Alcoa Corporation[a]	515,328
744	Avery Dennison Corporation	84,072
6,954	Balchem Corporation	645,331
10,225	Ball Corporation	591,619
7,645	BHP Group plc	184,452
4,438	BHP Group, Ltd.	121,306
126	Boliden AB	3,591
9,090	Celanese Corporation	896,365
20,130	CF Industries Holdings, Inc.	822,914
17,627	Chemours Company	655,019
2,289	Continental Building Products, Inc.[a]	56,744
15,570	Eastman Chemical Company	1,181,452
252	Evonik Industries AG	6,877
8,150	Ferroglobe Representation & Warranty Insurance Trust[a,d]	1
152	Fuchs Petrolub SE	6,275
2,064	Granges AB	21,282
1,408	Hexpol AB	11,877
500	Hokuetsu Corporation	2,927
266	Innophos Holdings, Inc.	8,017
6,268	Innospec, Inc.	522,438
3,700	JFE Holdings, Inc.	62,977
2,900	JSR Corporation	45,119
4,030	Kadant, Inc.	354,479
4,152	Kaiser Aluminum Corporation	434,839
880	Koninklijke DSM NV	95,995
1,589	Kraton Performance Polymers, Inc.[a]	51,134
2,000	Kyoei Steel, Ltd.	28,584
300	Lintec Corporation	6,505
6,520	Martin Marietta Materials, Inc.	1,311,694
5,441	Mercer International, Inc.	73,508
1,601	Methanex Corporation	91,033
4,337	Minerals Technologies, Inc.	254,972
5,400	Mitsubishi Gas Chemical Company, Inc.	77,347
5,738	Myers Industries, Inc.	98,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Materials (1.2%) - continued
1,700	Nippon Kayaku Company, Ltd.	$20,125
200	Nippon Light Metal Holdings Company, Ltd.	440
6,800	Nippon Steel & Sumitomo Metal Corporation	120,364
7,586	Nucor Corporation	442,643
24,496	Nutanix, Inc.[a]	924,479
737	Olympic Steel, Inc.	11,696
23,426	OMNOVA Solutions, Inc.[a]	164,451
27,300	Owens-Illinois, Inc.	518,154
2,694	Packaging Corporation of America	267,730
12,607	Reliance Steel & Aluminum Company	1,137,908
3,972	Ryerson Holding Corporation[a]	34,000
4,313	Sandfire Resources NL	21,198
100	Sanyo Special Steel Company, Ltd.	2,054
8,160	Schweitzer-Mauduit International, Inc.	315,955
23,055	Scotts Miracle-Gro Company	1,811,662
361	SSAB AB, Class A	1,300
22,487	Steel Dynamics, Inc.	793,116
200	Taiyo Holdings Company, Ltd.	6,603
1,400	Toagosei Company, Ltd.	14,831
9,353	United States Lime & Minerals, Inc.	721,303
5,310	UPM-Kymmene Oyj	155,089
3,754	WestRock Company	143,966
3,201	Worthington Industries, Inc.	119,461

	Total	17,072,778

Real Estate (1.2%)
455	Acadia Realty Trust	12,408
148	Agree Realty Corporation	10,262
3,601	Alexander & Baldwin, Inc.	91,609
5,000	Alexandria Real Estate Equities, Inc.	712,800
117	American Assets Trust, Inc.	5,366
13,160	American Campus Communities, Inc.	626,153
1,921	Apartment Investment & Management Company	96,607
1,988	Apple Hospitality REIT, Inc.	32,404
3,833	Ares Commercial Real Estate Corporation	58,223
2,231	Armada Hoffler Properties, Inc.	34,781
7,097	Ashford Hospitality Trust, Inc.	33,711
1,489	BBX Capital Corporation	8,815
662	Bluerock Residential Growth REIT, Inc.	7,136
1,249	Brandywine Realty Trust	19,809
10,869	Brixmor Property Group, Inc.	199,664
9,974	Camden Property Trust	1,012,361
473	CareTrust REIT, Inc.	11,097
272	Castellum AB	5,278
10,195	CBL & Associates Properties, Inc.	15,802
13,733	Cedar Realty Trust, Inc.	46,692
3,042	Chatham Lodging Trust	58,528
183	Chesapeake Lodging Trust	5,089
495	Choice Properties REIT	5,208
1,713	City Office REIT, Inc.	19,374
235	Columbia Property Trust, Inc.	5,290
2,174	CoreCivic, Inc.	42,284
1,442	Corepoint Lodging, Inc.	16,107
10,200	CoreSite Realty Corporation	1,091,604
4,486	Corporate Office Properties Trust	122,468
65,352	Cousins Properties, Inc.	631,300
722	CubeSmart	23,133
1,112	CyrusOne, Inc.	58,313
1,100	Daito Trust Construction Company, Ltd.	153,470

Shares	Common Stock (47.5%)	Value
Real Estate (1.2%) - continued
248	Deutsche EuroShop AG	$7,525
1,098	DiamondRock Hospitality Company	11,891
4,000	Digital Realty Trust, Inc.	476,000
4,646	Douglas Emmett, Inc.	187,791
18,200	Duke Realty Corporation	556,556
329	EastGroup Properties, Inc.	36,730
3,332	Empire State Realty Trust, Inc.	52,646
1,592	EPR Properties	122,425
1,198	Equity Commonwealth	39,163
1,373	Equity Lifestyle Properties, Inc.	156,934
1,907	Farmland Partners, Inc.	12,205
1,175	First Industrial Realty Trust, Inc.	41,548
267	Four Corners Property Trust, Inc.	7,903
6,219	Franklin Street Properties Corporation	44,715
3,492	Gaming and Leisure Properties, Inc.	134,686
4,200	GEO Group, Inc.	80,640
1,126	Getty Realty Corporation	36,066
2,518	Gladstone Commercial Corporation	52,299
246	Global Net Lease, Inc.	4,649
1,059	Granite REIT	50,598
476	H&R REIT	8,339
2,697	Healthcare Realty Trust, Inc.	86,601
3,585	Healthcare Trust of America, Inc.	102,495
5,044	Highwoods Properties, Inc.	235,958
9,782	Hospitality Properties Trust	257,364
24,448	Host Hotels & Resorts, Inc.	462,067
181	Howard Hughes Corporation[a]	19,910
1,797	Hudson Pacific Properties, Inc.	61,853
12,000	Hysan Development Company, Ltd.	64,322
1,199	Industrial Logistics Properties Trust	24,184
471	Investors Real Estate Trust	28,218
2,713	iSTAR Financial, Inc.	22,844
1,966	JBG SMITH Properties	81,294
2,050	Jones Lang LaSalle, Inc.	316,069
4,204	Kilroy Realty Corporation	319,336
1,746	Kite Realty Group Trust	27,919
1,291	Klepierre SA	45,171
2,231	Lamar Advertising Company	176,829
1,524	Lexington Realty Trust	13,807
2,453	Liberty Property Trust	118,774
485	Life Storage, Inc.	47,176
145	LTC Properties, Inc.	6,641
830	Mack-Cali Realty Corporation	18,426
4,272	Medical Properties Trust, Inc.	79,075
378	MGM Growth Properties LLC	12,191
54,081	Mirvac Group	105,642
2,573	Monmouth Real Estate Investment Corporation	33,912
385	National Health Investors, Inc.	30,242
2,265	National Storage Affiliates Trust	64,575
1,245	Office Properties Income Trust	34,412
2,447	Omega Healthcare Investors, Inc.	93,353
1,689	One Liberty Properties, Inc.	48,981
3,997	Outfront Media, Inc.	93,530
2,102	Paramount Group, Inc.	29,827
3,520	Pebblebrook Hotel Trust	109,331
3,834	Pennsylvania REIT	24,116
40,885	Physicians Realty Trust	769,047
848	Piedmont Office Realty Trust, Inc.	17,681
3,480	PotlatchDeltic Corporation	131,509
164	PS Business Parks, Inc.	25,720
9,175	QTS Realty Trust, Inc.	412,783
1,199	Quebecor, Inc.	29,393
2,806	Rayonier, Inc. REIT	88,445
1,270	RE/MAX Holdings, Inc.	48,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (47.5%)	Value
Real Estate (1.2%) - continued
7,078	Realogy Holdings Corporation[c]	$80,689
1,107	Redfin Corporation[a,c]	22,439
519	Retail Opportunity Investments Corporation	9,000
7,084	Retail Properties of America, Inc.	86,354
1,758	RLJ Lodging Trust	30,888
246	RMR Group, Inc.	15,001
3,000	Road King Infrastructure, Ltd.	6,811
2,187	RPT Realty	26,266
926	Ryman Hospitality Properties	76,154
8,592	Sabra Health Care REIT, Inc.	167,286
497	Saul Centers, Inc.	25,531
8,994	SBA Communications Corporation[a]	1,795,742
2,863	Scentre Group	8,357
10,718	Senior Housing Property Trust	126,258
881	Seritage Growth Properties	39,152
757	SITE Centers Corporation	10,310
1,637	Spirit Realty Capital, Inc.	65,038
3,019	St. Joe Company[a]	49,783
816	STAG Industrial, Inc.	24,194
2,066	Store Capital Corporation	69,211
5,085	Summit Hotel Properties, Inc.	58,020
2,002	Sunstone Hotel Investors, Inc.	28,829
1,000	Swire Pacific, Ltd.	12,881
1,778	Tanger Factory Outlet Centers, Inc.	37,302
1,105	Taubman Centers, Inc.	58,432
26,522	Terreno Realty Corporation	1,114,985
1,548	UMH Properties, Inc.	21,796
173	Universal Health Realty Income Trust	13,098
3,958	Urban Edge Properties	75,202
1,923	Urstadt Biddle Properties, Inc.	39,691
4,528	VICI Properties, Inc.	99,073
13,401	Vicinity Centres	24,743
6,233	Washington Prime Group, Inc.	35,217
382	Washington REIT	10,841
2,490	Weingarten Realty Investors	73,131
779	Weyerhaeuser Company	20,519
8,600	Wing Tai Holdings, Ltd.	12,896
601	Xenia Hotels & Resorts, Inc.	13,168

	Total	16,698,712

Utilities (0.5%)
8,024	AGL Energy, Ltd.	124,033
12,550	Alliant Energy Corporation	591,482
2,095	Artesian Resources Corporation	78,081
5,082	Clearwater Energy, Inc., Class C	76,789
10,550	CMS Energy Corporation	585,947
1,640	Consolidated Water Company, Ltd.	21,107
5,243	Enagas SA	152,637
7,000	Entergy Corporation	669,410
15,330	Exelon Corporation	768,493
4,449	MDU Resources Group, Inc.	114,918
1,017	Middlesex Water Company	56,942
13,467	New Jersey Resources Corporation	670,522
9,466	NorthWestern Corporation	666,501
22,919	PNM Resources, Inc.	1,084,985
8,900	Public Service Enterprise Group, Inc.	528,749
8,770	Southwest Gas Holdings, Inc.	721,420
5,605	UGI Corporation	310,629
704	Unitil Corporation	38,136

	Total	7,260,781

	Total Common Stock (cost $535,907,739)	677,915,646

Shares	Registered Investment Companies (37.0%)	Value
Affiliated (35.7%)
6,531,466	Thrivent Core International Equity Fund	$61,330,465
5,119,589	Thrivent Core Low Volatility Equity Fund	56,981,023
2,007,521	Thrivent High Yield Portfolio	9,422,903
511,677	Thrivent Income Portfolio	5,156,781
3,831,301	Thrivent Large Cap Stock Portfolio	52,360,477
3,492,261	Thrivent Large Cap Value Portfolio	63,112,482
987,875	Thrivent Limited Maturity Bond Portfolio	9,721,580
3,959,672	Thrivent Mid Cap Stock Portfolio	78,119,971
13,049,795	Thrivent Partner Worldwide Allocation Portfolio	126,736,996
2,267,681	Thrivent Small Cap Stock Portfolio	45,830,738

	Total	508,773,416

Unaffiliated (1.3%)
13,013	iShares Dow Jones U.S. Real Estate Index Fund ETF	1,132,652
11,117	iShares Russell 2000 Growth Index Fund[c]	2,186,269
8,880	iShares Russell 2000 Index Fund	1,359,439
6,598	iShares Russell 2000 Value Index Fund	791,100
3,687	ProShares Ultra S&P 500	434,329
20,394	SPDR S&P 500 ETF Trust	5,760,897
23,416	SPDR S&P Biotech ETF[c]	2,120,085
12,338	SPDR S&P Retail ETF[c]	555,333
4,448	SPDR S&P Semiconductor ETF	349,212
2,202	VanEck Vectors Semiconductor ETF	234,139
40,732	Vanguard Real Estate ETF	3,540,018

	Total	18,463,473

	Total Registered Investment Companies (cost $479,278,468)	527,236,889

Principal Amount	Long-Term Fixed Income (4.5%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$20,702	2.936%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	9,180
	Sequoia Mortgage Trust
68,930	3.805%, 9/20/2046, Ser. 2007-1, Class 4A1[e]	55,903
	WaMu Mortgage Pass Through Certificates
30,166	3.857%, 9/25/2036, Ser. 2006-AR10, Class 1A2[e]	28,591
46,924	3.905%, 10/25/2036, Ser. 2006-AR12, Class 1A1[e]	45,342

	Total	139,016

Commercial Mortgage-Backed Securities (<0.1%)
	Federal Home Loan Mortgage Corporation - REMIC
575,000	3.859%, 11/25/2028, Ser. K086, Class A2[e]	617,061

	Total	617,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (4.5%)	Value
Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$1,840,000	4.000%, 4/1/2049[f]	$1,894,301
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,125,000	3.500%, 4/1/2049[f]	7,223,804
11,215,000	4.000%, 4/1/2049[f]	11,536,555
8,730,000	4.500%, 4/1/2049[f]	9,096,038

	Total	29,750,698

U.S. Government & Agencies (2.4%)
	U.S. Treasury Bills
650,000	1.750%, 11/30/2019	647,080
	U.S. Treasury Bonds
290,000	2.250%, 11/15/2027	287,179
5,000,000	2.875%, 5/15/2028	5,198,633
170,000	5.250%, 11/15/2028	211,265
120,000	3.000%, 5/15/2042	125,095
2,413,000	2.500%, 5/15/2046	2,273,310
	U.S. Treasury Bonds, TIPS
648,150	0.375%, 7/15/2027	643,552
	U.S. Treasury Notes
360,000	1.000%, 10/15/2019	357,202
825,000	1.500%, 10/31/2019	820,392
665,000	1.375%, 9/30/2020	655,415
1,045,000	1.125%, 8/31/2021	1,017,446
940,000	2.000%, 11/30/2022	932,656
500,000	2.125%, 7/31/2024	496,660
2,330,000	2.250%, 11/15/2024	2,326,450
2,040,000	2.125%, 11/30/2024	2,023,903
640,000	2.625%, 1/31/2026	652,700
15,030,000	2.500%, 2/28/2026	15,200,849

	Total	33,869,787

	Total Long-Term Fixed Income (cost $63,748,074)	64,376,562

Shares	Collateral Held for Securities Loaned (1.0%)	Value
14,746,194	Thrivent Cash Management Trust	14,746,194

	Total Collateral Held for Securities Loaned (cost $14,746,194)	14,746,194

Shares or Principal Amount	Short-Term Investments (13.1%)	Value
	Federal Home Loan Bank Discount Notes
900,000	2.380%, 4/3/2019[g,h]	899,879
2,700,000	2.380%, 4/8/2019[g,h]	2,698,730
1,000,000	2.385%, 4/10/2019[g,h]	999,395
1,400,000	2.400%, 4/15/2019[g,h]	1,398,682
900,000	2.415%, 5/1/2019[g,h]	898,185
900,000	2.405%, 5/8/2019[g,h]	897,762
400,000	2.400%, 5/10/2019[g,h]	398,951
1,900,000	2.390%, 5/15/2019[g,h]	1,894,380
400,000	2.435%, 5/17/2019[g,h]	398,763
2,900,000	2.415%, 5/20/2019[g,h]	2,890,448
1,400,000	2.415%, 5/21/2019[g,h]	1,395,294
400,000	2.405%, 5/24/2019[g,h]	398,575

Shares or Principal Amount	Short-Term Investments (13.1%)	Value
	Thrivent Core Short-Term Reserve Fund
17,088,628	2.730%	$170,886,277

	Total Short-Term Investments (cost $186,053,465)	186,055,321

	Total Investments (cost $1,279,733,940) 103.1%	$1,470,330,612

	Other Assets and Liabilities, Net (3.1%)	(43,671,425)

	Total Net Assets 100.0%	$1,426,659,187

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $237,557 or 0.0% of total net assets.

c	All or a portion of the security is on loan.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of March 29, 2019:

Securities Lending Transactions

Common Stock	$14,295,041
Total lending	$14,295,041
Gross amount payable upon return of collateral for securities loaned	$14,746,194
Net amounts due to counterparty	$451,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	40,455,898	39,784,212	671,686	–
Consumer Discretionary	79,029,708	77,394,790	1,634,918	–
Consumer Staples	30,155,810	28,780,174	1,375,636	–
Energy	23,261,066	23,022,427	238,639	–
Financials	99,834,437	98,746,016	1,088,421	–
Health Care	102,939,524	102,007,293	932,231	–
Industrials	96,559,450	95,302,781	1,256,669	–
Information Technology	164,647,482	163,664,456	983,026	–
Materials	17,072,778	16,055,659	1,017,118	1
Real Estate	16,698,712	16,158,078	540,634	–
Utilities	7,260,781	6,984,111	276,670	–
Registered Investment Companies
Affiliated	390,461,928	390,461,928	–	–
Unaffiliated	18,463,473	18,463,473	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	139,016	–	139,016	–
Commercial Mortgage-Backed Securities	617,061	–	617,061	–
Mortgage-Backed Securities	29,750,698	–	29,750,698	–
U.S. Government & Agencies	33,869,787	–	33,869,787	–
Short-Term Investments	15,169,044	–	15,169,044	–
Subtotal Investments in Securities	$1,166,386,653	$1,076,825,398	$89,561,254	$1
Other Investments *	Total
Affiliated Registered Investment Companies	118,311,488
Affiliated Short-Term Investments	170,886,277
Collateral Held for Securities Loaned	14,746,194
Subtotal Other Investments	$303,943,959

Total Investments at Value	$1,470,330,612

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,228,636	7,228,636	–	–
Total Asset Derivatives	$7,228,636	$7,228,636	$–	$–
Liability Derivatives
Futures Contracts	2,430,120	2,430,120	–	–
Total Liability Derivatives	$2,430,120	$2,430,120	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $15,169,044 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	17	June 2019	$3,609,630	$12,963
CBOT 5-Yr. U.S. Treasury Note	7	June 2019	802,998	7,798
CBOT U.S. Long Bond	21	June 2019	3,047,694	95,088
CME E-mini S&P 500 Index	1,354	June 2019	187,631,367	4,487,693
CME Ultra Long Term U.S. Treasury Bond	8	June 2019	1,284,902	59,098
ICE mini MSCI EAFE Index	447	June 2019	41,072,301	641,739
ICE US mini MSCI Emerging Markets Index	1,949	June 2019	101,119,373	1,924,257
Total Futures Long Contracts			$338,568,265	$7,228,636
CBOT 10-Yr. U.S. Treasury Note	(32)	June 2019	($3,914,897)	($60,103)
CBOT Ultra 10-Yr. U.S. Treasury Note	(1)	June 2019	(129,997)	(2,784)
CME E-mini Russell 2000 Index	(869)	June 2019	(66,717,330)	(360,779)
CME E-mini S&P Mid-Cap 400 Index	(725)	June 2019	(135,816,046)	(2,006,454)
Total Futures Short Contracts			($206,578,270)	($2,430,120)
Total Futures Contracts			$131,989,995	$4,798,516

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Core International Equity	$55,844	$–	$–	6,531	$61,330	4.3%
Core Low Volatility Equity	49,967	–	–	5,120	56,981	4.0
High Yield	8,766	130	–	2,008	9,423	0.6
Income	4,894	45	–	512	5,157	0.4
Large Cap Stock	46,961	–	–	3,831	52,360	3.7
Large Cap Value	57,348	–	–	3,492	63,112	4.4
Limited Maturity Bond	9,546	60	–	988	9,722	0.7
Mid Cap Stock	67,778	–	–	3,960	78,120	5.5
Partner Worldwide Allocation	114,732	–	–	13,050	126,737	8.9
Small Cap Stock	39,335	–	–	2,268	45,831	3.2
Total Affiliated Registered Investment Companies	455,171				508,773	35.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	161,996	77,905	69,015	17,089	170,886	12.0
Total Affiliated Short-Term Investments	161,996				170,886	12.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	9,815	42,221	37,290	14,746	14,746	1.0
Total Collateral Held for Securities Loaned	9,815				14,746	1.0
Total Value	$626,982				$694,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Core International Equity	$–	$5,486	$–	$–
Core Low Volatility Equity	–	7,014	–	–
High Yield	–	527	–	130
Income	–	218	–	44
Large Cap Stock	–	5,399	–	–
Large Cap Value	–	5,764	–	–
Limited Maturity Bond	–	116	–	59
Mid Cap Stock	–	10,342	–	–
Partner Worldwide Allocation	–	12,005	–	–
Small Cap Stock	–	6,495	–	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	1,180
Total Income from Affiliated Investments				$1,413
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	12
Total Affiliated Income from Securities Loaned, Net				$12
Total Value	$–	$53,366	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Basic Materials (0.6%)
	Ball Metalpack Finco, LLC, Term Loan
$208,425	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	$207,383
	Big River Steel, LLC, Term Loan
418,625	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	419,672
	Contura Energy, Inc., Term Loan
992,438	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	980,032
	Pixelle Specialty Solutions, LLC, Term Loan
538,650	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	521,817
	Starfruit US Holdco, LLC, Term Loan
235,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	231,329

	Total	2,360,233

Capital Goods (1.0%)
	Advanced Disposal Services, Inc., Term Loan
368,685	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	366,841
	Flex Acquisition Company, Inc. Term Loan
318,400	5.876%, (LIBOR 3M + 3.250%), 6/22/2025[b]	308,052
	GFL Environmental, Inc., Term Loan
1,078,931	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,040,996
	Natgasoline, LLC, Term Loan
433,912	6.125%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	433,913
	Navistar, Inc., Term Loan
767,250	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	763,736
	Vertiv Group Corporation, Term Loan
1,123,174	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,052,975

	Total	3,966,513

Communications Services (3.8%)
	Altice France SA, Term Loan
343,875	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	319,374
	CBS Radio, Inc., Term Loan
796,256	5.249%, (LIBOR 1M + 2.750%), 11/17/2024[b]	773,165
	CenturyLink, Inc., Term Loan
1,204,750	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,179,908
	Charter Communications Operating, LLC, Term Loan
375,250	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	372,436
	CommScope Inc., Term Loan
915,000	0.000%, (LIBOR 3M + 3.250%), 2/7/2026[b,d,e]	913,472
	CSC Holdings, LLC, Term Loan
633,713	4.734%, (LIBOR 1M + 2.250%), 7/17/2025[b]	614,815
1,080,000	5.591%, (LIBOR 3M + 3.000%), 4/15/2027[b]	1,073,250

Principal Amount	Bank Loans (15.6%)[a]	Value
Communications Services (3.8%) - continued
	Frontier Communications Corporation, Term Loan
$895,630	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	$873,239
	Gray Television, Inc., Term Loan
370,934	4.732%, (LIBOR 1M + 2.250%), 2/7/2024[b]	365,927
349,125	4.982%, (LIBOR 1M + 2.500%), 1/2/2026[b]	344,981
	HCP Acquisition, LLC, Term Loan
615,396	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	605,586
	Intelsat Jackson Holdings SA, Term Loan
490,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	482,189
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
965,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	954,752
195,000	9.234%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	189,150
	Mediacom Illinois, LLC, Term Loan
341,550	4.160%, (LIBOR 1W + 1.750%), 2/15/2024[b]	336,427
	NEP Group, Inc., Term Loan
718,200	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b,d,e]	711,197
	Sprint Communications, Inc., Term Loan
1,421,000	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,381,922
553,613	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	544,616
	Syniverse Holdings, Inc., Term Loan
202,950	7.484%, (LIBOR 1M + 5.000%), 3/9/2023[b]	185,902
	TNS, Inc., Term Loan
288,500	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	284,461
	Unitymedia Finance, LLC, Term Loan
360,000	4.734%, (LIBOR 1M + 2.250%), 1/15/2026[b]	355,702
	Univision Communications, Inc., Term Loan
971,670	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	914,041
	Virgin Media Bristol, LLC, Term Loan
960,000	4.984%, (LIBOR 1M + 2.500%), 1/15/2026[b]	949,027
	WideOpenWest Finance, LLC, Term Loan
593,955	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	570,939
	Windstream Services, LLC, Term Loan
390,000	0.000%, (LIBOR 3M + 4.500%), 2/26/2021[b,d,e]	388,904
203,439	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	203,598

	Total	15,888,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Consumer Cyclical (2.0%)
	Boyd Gaming Corporation, Term Loan
$295,447	4.658%, (LIBOR 1W + 2.250%), 9/15/2023[b]	$292,587
	Cengage Learning, Inc., Term Loan
928,711	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	833,518
	Eldorado Resorts, Inc., Term Loan
217,743	4.875%, (LIBOR 2M + 2.250%), 4/17/2024[b]	215,566
	Four Seasons Hotels, Ltd., Term Loan
567,740	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	562,653
	Golden Entertainment, Inc., Term Loan
1,056,625	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,046,059
170,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	165,750
	Golden Nugget, LLC, Term Loan
804,100	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	795,431
	Mohegan Gaming and Entertainment, Term Loan
905,025	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	855,249
	Scientific Games International, Inc., Term Loan
1,833,370	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,783,613
	Stars Group Holdings BV, Term Loan
988,641	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	985,942
	Tenneco, Inc., Term Loan
648,375	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	617,577

	Total	8,153,945

Consumer Non-Cyclical (2.9%)
	Air Medical Group Holdings, Inc., Term Loan
1,782,437	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,676,240
	Albertson’s, LLC, Term Loan
726,497	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	719,508
1,246,875	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	1,229,967
	Amneal Pharmaceuticals, LLC, Term Loan
635,052	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	632,671
	Bausch Health Companies, Inc., Term Loan
1,123,875	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,115,850
	Endo International plc, Term Loan
1,438,666	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,409,662
	Energizer Holdings, Inc., Term Loan
320,000	4.734%, (LIBOR 1M + 2.250%), 1/2/2026[b,c]	316,000
	Grifols Worldwide Operations USA, Inc., Term Loan
592,900	4.660%, (LIBOR 1W + 2.250%), 1/31/2025[b]	588,702

Principal Amount	Bank Loans (15.6%)[a]	Value
Consumer Non-Cyclical (2.9%) - continued
	JBS USA LUX SA, Term Loan
$1,190,700	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	$1,181,329
	Libbey Glass, Inc., Term Loan
297,249	5.493%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	264,551
	McGraw-Hill Global Education Holdings, LLC, Term Loan
782,798	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	718,218
	Ortho-Clinical Diagnostics SA, Term Loan
1,269,100	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,220,976
	Plantronics, Inc., Term Loan
597,395	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	585,447
	Revlon Consumer Products Corporation, Term Loan
534,045	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	385,404

	Total	12,044,525

Energy (1.1%)
	BCP Raptor II, LLC, Term Loan
405,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	381,915
	Calpine Corporation, Term Loan
600,639	5.110%, (LIBOR 3M + 2.500%), 1/15/2024[b]	594,195
	CONSOL Energy, Inc., Term Loan
435,000	0.000%, (LIBOR 3M + 2.500%), 3/28/2024[b,d,e]	439,894
	Consolidated Energy Finance SA, Term Loan
397,000	4.989%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	383,105
	Fieldwood Energy, LLC, Term Loan
435,000	0.000%, (LIBOR 1M + 5.250%), 4/11/2022[b,d,e]	417,600
	HFOTCO, LLC, Term Loan
967,688	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	961,639
	Radiate Holdco, LLC, Term Loan
1,560,101	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,523,064

	Total	4,701,412

Financials (2.5%)
	Air Methods Corporation, Term Loan
550,429	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	411,105
	Avolon TLB Borrower 1 US, LLC, Term Loan
829,661	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	822,102
	Cyxtera DC Holdings, Inc., Term Loan
191,587	5.600%, (LIBOR 3M + 3.000%), 5/1/2024[b]	185,202
105,000	9.860%, (LIBOR 3M + 7.250%), 5/1/2025[b]	95,025
	Digicel International Finance, Ltd., Term Loan
952,910	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	843,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Financials (2.5%) - continued
	Genworth Holdings, Inc., Term Loan
$173,688	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	$173,146
	GGP Nimbus LP, Term Loan
1,049,725	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,009,048
	Grizzly Finco, Term Loan
716,400	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	713,355
	Harland Clarke Holdings Corporation, Term Loan
842,503	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	754,040
	Level 3 Parent, LLC, Term Loan
1,275,000	4.736%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,258,795
	MoneyGram International, Inc., Term Loan
486,765	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b,d,e]	455,125
	Sable International Finance, Ltd., Term Loan
1,705,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,697,549
	Trans Union, LLC, Term Loan
615,842	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	609,573
	Tronox Blocked Borrower, LLC, Term Loan
437,420	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	435,097
	Tronox Finance, LLC, Term Loan
944,719	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	939,703

	Total	10,402,791

Technology (1.1%)
	First Data Corporation, Term Loan
1,620,000	4.486%, (LIBOR 1M + 2.000%), 4/26/2024[b]	1,614,913
	Micron Technology, Inc., Term Loan
821,552	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	820,114
	Rackspace Hosting, Inc., Term Loan
1,508,533	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b,d,e]	1,409,452
	SS&C Technologies Holdings Europe SARL, Term Loan
216,736	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	214,734
	SS&C Technologies, Inc., Term Loan
301,442	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	298,657

	Total	4,357,870

Utilities (0.6%)
	Arctic LNG Carriers, Ltd., Term Loan
1,228,125	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,188,211
	Core and Main, LP, Term Loan
488,812	5.626%, (LIBOR 3M + 3.000%), 8/1/2024[b]	484,330
	EnergySolutions, LLC, Term Loan
347,375	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	305,110

Principal Amount	Bank Loans (15.6%)[a]	Value
Utilities (0.6%) - continued
	Talen Energy Supply, LLC, Term Loan
$411,392	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	$407,023
	TerraForm Power Operating, LLC, Term Loan
316,792	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	308,476

	Total	2,693,150

	Total Bank Loans (cost $66,229,361)	64,569,419

Shares	Common Stock (46.6%)	Value
Communications Services (2.9%)
5,508	Activision Blizzard, Inc.	250,779
1,222	Alphabet, Inc., Class Ag	1,438,160
1,071	Alphabet, Inc., Class Cg	1,256,615
14,517	AT&T, Inc.	455,253
81,377	Auto Trader Group plc[h]	553,480
4,940	CBS Corporation	234,798
587	Charter Communications, Inc.[g]	203,636
24,690	Comcast Corporation	987,106
13,105	DISH Network Corporation[g]	415,298
6,783	Facebook, Inc.[g]	1,130,658
1,462	Ipsos SA	36,613
70,367	ITV plc	116,595
125,624	KCOM Group plc	115,025
24,200	KDDI Corporation	521,203
60	Lyft, Inc.[g]	4,697
41,269	Mediaset Espana Comunicacion SA	308,392
2,466	News Corporation, Class B	30,800
3,458	Rightmove plc	22,993
19,505	Seven West Media, Ltd.[g]	6,810
43,390	Telenor ASA	868,839
175,492	Telstra Corporation, Ltd.	413,822
3,809	Tencent Holdings, Ltd., ADR	175,138
14,400	TV Asahi Holdings Corporation	253,336
12,974	Twitter, Inc.[g]	426,585
26,920	Verizon Communications, Inc.	1,591,780
3,253	Wolters Kluwer NV	221,625

	Total	12,040,036

Consumer Discretionary (4.9%)
1,093	Amazon.com, Inc.[g]	1,946,360
20,485	American Axle & Manufacturing Holdings, Inc.[g]	293,140
1,900	AOKI Holdings, Inc.	19,914
1,600	Aoyama Trading Company, Ltd.	36,399
4,062	Aptiv plc	322,888
2,100	Autobacs Seven Company, Ltd.	34,917
24,079	Barratt Developments plc	188,090
6,100	Benesse Holdings, Inc.	158,742
9,636	Berkeley Group Holdings plc	463,252
287	Booking Holdings, Inc.[g]	500,789
1,129	Bovis Homes Group plc	15,650
10,200	Bridgestone Corporation	393,041
1,267	Bright Horizons Family Solutions, Inc.[g]	161,048
26,091	Bunzl plc	861,166
2,446	Burberry Group plc	62,341
10,030	Caesars Entertainment Corporation[g]	87,161
9,997	Carnival plc	494,132
1,186	Century Casinos, Inc.[g]	10,745
3,197	Children’s Place, Inc.	311,004
2,400	Chiyoda Company, Ltd.	38,633

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Consumer Discretionary (4.9%) - continued
1,691	Cie Generale des Etablissements Michelin	$199,783
49,700	Citizen Watch Company, Ltd.	277,722
1,459	Compass Group plc	34,328
3,255	Core-Mark Holding Company, Inc.	120,858
4,737	Countryside Properties plc[h]	20,052
6,134	Crocs, Inc.[g]	157,951
5,171	D.R. Horton, Inc.	213,976
16,400	Denso Corporation	640,736
1,009	Emerald Expositions Events, Inc.	12,814
5,159	Etsy, Inc.[g]	346,788
900	Exedy Corporation	19,551
3,150	Expedia Group, Inc.	374,850
2,519	G-III Apparel Group, Ltd.[g]	100,659
3,665	Gildan Activewear, Inc.	131,779
8,558	Harley-Davidson, Inc.	305,178
5,132	Home Depot, Inc.	984,780
3,100	Honda Motor Company, Ltd.	84,198
11,064	Inchcape plc	82,325
4,523	Las Vegas Sands Corporation	275,722
12,880	Lowe’s Companies, Inc.	1,409,974
2,350	Lululemon Athletica, Inc.[g]	385,095
8,987	Magna International, Inc.	437,577
29,115	Marks and Spencer Group plc	105,667
1,379	McDonald’s Corporation	261,872
25,240	Moneysupermarket.com Group plc	122,370
1,415	Netflix, Inc.[g]	504,532
16,400	NHK Spring Company, Ltd.	147,583
8,362	NIKE, Inc.	704,164
115,900	Nissan Motor Company, Ltd.	951,788
5,975	Norwegian Cruise Line Holdings, Ltd.[g]	328,386
2,100	Onward Holdings Company, Ltd.	11,118
1,600	Oxford Industries, Inc.	120,416
1,254	Peugeot SA	30,600
1,600	Plenus Company, Ltd.	25,543
8,959	Red Rock Resorts, Inc.	231,590
22,199	Redrow plc	173,947
2,650	RHg,i	272,818
4,200	Sangetsu Company, Ltd.	76,331
61,600	Sekisui House, Ltd.	1,020,802
1,200	SHIMAMURA Company, Ltd.	101,702
2,927	SmartCentres Real Estate Investment Trust	76,682
3,352	Starbucks Corporation	249,188
37,400	Sumitomo Rubber Industries, Ltd.	449,197
7,535	Super Retail Group, Ltd.	43,020
800	Takara Standard Company, Ltd.	12,269
27,082	Taylor Wimpey plc	61,942
11,513	Toll Brothers, Inc.	416,771
19,900	Toyoda Gosei Company, Ltd.	422,499
400	TS Tech Company, Ltd.	11,548
1,700	United Arrows, Ltd.	59,219
2,842	WH Smith plc	78,624
56,200	Yahoo Japan Corporation	137,839
3,933	Zumiez, Inc.[g]	97,892

	Total	20,324,027

Consumer Staples (3.5%)
3,055	Altria Group, Inc.	175,449
2,500	Arcs Company, Ltd.	55,068
4,038	Bunge, Ltd.	214,297
3,329	Carlsberg AS	416,285
2,059	Casey’s General Stores, Inc.	265,137
11,082	Colgate-Palmolive Company	759,560
22,424	Cott Corporation	327,615

Shares	Common Stock (46.6%)	Value
Consumer Staples (3.5%) - continued
15,632	Empire Company, Ltd.	$338,410
3,555	ForFarmers BV	29,248
799	Glanbia plc	15,631
24,906	Hain Celestial Group, Inc.[g]	575,827
29,258	Imperial Brands plc	1,000,839
53,600	Japan Tobacco, Inc.	1,327,555
3,185	John B. Sanfilippo & Son, Inc.	228,906
2,190	Kimberly-Clark Corporation	271,341
20,081	Koninklijke Ahold Delhaize NV	534,634
510	L’Oreal SA	137,339
800	Ministop Company, Ltd.	12,391
7,810	Monster Beverage Corporation[g]	426,270
10,921	PepsiCo, Inc.	1,338,369
7,494	Philip Morris International, Inc.	662,395
7,300	Sugi Holdings Company, Ltd.	322,155
7,300	Sundrug Company, Ltd.	201,468
25,807	SunOpta, Inc.[g,i]	89,292
12,049	Swedish Match AB	614,774
6,325	TreeHouse Foods, Inc.[g]	408,279
200	TSURUHA Holdings, Inc.	16,289
7,231	Turning Point Brands, Inc.	333,277
14,602	Unilever NV	851,321
20,942	Unilever plc	1,205,482
11,831	Wal-Mart Stores, Inc.	1,153,877

	Total	14,308,780

Energy (2.1%)
11,875	BP plc ADR	519,175
55,808	Callon Petroleum Company[g]	421,350
10,920	Chevron Corporation	1,345,126
6,067	Contura Energy, Inc.[g]	351,401
2,800	Diamondback Energy, Inc.	284,284
1,860	EQT Corporation	38,576
36,294	Euronav NVi	295,796
12,920	Exxon Mobil Corporation	1,043,936
571	Gaztransport Et Technigaz SA	51,977
11,208	Halliburton Company	328,394
34,170	Marathon Oil Corporation	570,981
8,087	Marathon Petroleum Corporation	484,007
8,036	Nine Energy Service, Inc.[g]	182,015
19,091	Pacific Drilling SAg	270,710
1,179	Par Pacific Holdings, Inc.[g]	20,998
19,875	Patterson-UTI Energy, Inc.	278,648
3,954	Pioneer Natural Resources Company	602,115
1,716	Royal Dutch Shell plc, Class A	53,927
35,297	Royal Dutch Shell plc, Class B	1,115,588
4,431	Talos Energy, Inc.[g]	117,687
21,723	WPX Energy, Inc.[g]	284,789

	Total	8,661,480

Financials (7.4%)
6,507	Aareal Bank AG	200,944
1,533	AB Industrivarden	32,148
8,940	Aflac, Inc.	447,000
1,696	Allianz SE	377,951
7,535	Allstate Corporation	709,646
17,000	Ally Financial, Inc.	467,330
3,122	American Express Company	341,235
5,578	American Financial Group, Inc.	536,659
5,020	American International Group, Inc.	216,161
28,680	Ares Capital Corporation	491,575
1,235	Argo Group International Holdings, Ltd.	87,265
22,979	Assured Guaranty, Ltd.	1,020,957
26,628	Banca Monte dei Paschi di Siena SPA[g,i]	37,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Financials (7.4%) - continued
7,289	BancorpSouth Bank	$205,696
77,101	Bank of America Corporation	2,127,217
308	Bank of Marin Bancorp	12,533
301	Bank of New York Mellon Corporation	15,179
15,451	Bankinter SA	117,764
3,364	Berkshire Hathaway, Inc.[g]	675,794
12,140	Blackstone Group, LP	424,536
1,485	BOK Financial Corporation	121,102
8,616	BrightSphere Investment Group	116,833
11,776	Capital One Financial Corporation	961,981
6,179	Charles Schwab Corporation	264,214
2,830	Chubb, Ltd.	396,426
38,942	CI Financial Corporation	531,524
32,106	Citigroup, Inc.	1,997,635
18,671	CNP Assurances	411,100
7,641	Comerica, Inc.	560,238
1,246	Community Trust Bancorp, Inc.	51,161
4,810	Deutsche Pfandbriefbank AGh	59,013
27,878	Direct Line Insurance Group plc	128,246
6,615	Discover Financial Services	470,723
14,296	DnB ASA	263,329
3,099	Dynex Capital, Inc.	18,873
12,472	E*TRADE Financial Corporation	579,075
2,033	Ellington Residential Mortgage REIT	24,193
1,183	Enterprise Financial Services Corporation	48,231
8,645	Euronext NVh	548,473
313	FBL Financial Group, Inc.	19,631
23,200	Fifth Third Bancorp	585,104
370	Financial Institutions, Inc.	10,057
18,166	Finecobank Banca Fineco SPA	239,344
2,571	First Busey Corporation	62,732
82	First Citizens BancShares, Inc.	33,390
335	First Defiance Financial Corporation	9,628
140	First Financial Corporation	5,880
4,706	First Interstate BancSystem, Inc.	187,393
239	First Mid-Illinois Bancshares, Inc.	7,964
4,300	First Republic Bank	431,978
66,501	FlexiGroup, Ltd.	65,528
8,344	Genworth MI Canada, Inc.[i]	252,814
872	Goldman Sachs Group, Inc.	167,415
1,668	Great Southern Bancorp, Inc.	86,569
3,825	Hamilton Lane, Inc.	166,694
5,797	Hancock Whitney Corporation	234,199
239	Hannover Rueckversicherung SE	34,342
12,316	Hartford Financial Services Group, Inc.	612,352
16,352	Heritage Commerce Corporation	197,859
958	Hometrust Bancshares, Inc.	24,142
3,572	Horace Mann Educators Corporation	125,770
3,664	Houlihan Lokey, Inc.	167,994
18,740	Huntington Bancshares, Inc.	237,623
3,297	IBERIABANK Corporation	236,428
433	Independent Bank Corporation	9,310
4,228	Intercontinental Exchange, Inc.	321,920
9,383	Investor AB	422,956
5,799	J.P. Morgan Chase & Company	587,033
3,509	Kemper Corporation	267,175
32,520	KeyCorp	512,190
646	Lakeland Bancorp, Inc.	9,645
115,830	Lloyds TSB Group plc	93,843
39,662	Manulife Financial Corporation	670,753
504	Markel Corporation[g]	502,105
243,394	Medibank Private, Ltd.	477,751
8,597	Meridian Bancorp, Inc.	134,887
7,830	MetLife, Inc.	333,323

Shares	Common Stock (46.6%)	Value
Financials (7.4%) - continued
3,229	MidWestOne Financial Group, Inc.	$87,990
6,540	Morgan Stanley	275,988
1,522	National Bank Holdings Corporation	50,622
3,394	National Bank of Canada	153,173
2,245	Paragon Banking Group plc	12,744
3,193	Pargesa Holding SA	250,412
10,537	PCSB Financial Corporation	206,209
266	Peapack-Gladstone Financial Corporation	6,975
2,454	Primerica, Inc.	299,756
112	Provident Financial Services, Inc.	2,900
2,560	Prudential Financial, Inc.	235,213
214	QCR Holdings, Inc.	7,259
15,650	Radian Group, Inc.	324,581
5,010	Raymond James Financial, Inc.	402,854
846	S&P Global, Inc.	178,125
2,140	Sandy Spring Bancorp, Inc.	66,939
8,069	Santander Consumer USA Holdings Inc.	170,498
7,873	Seacoast Banking Corporation of Florida[g]	207,454
2,600	Senshu Ikeda Holdings, Inc.	6,678
24,170	SLM Corporation	239,525
3,288	State Auto Financial Corporation	108,241
2,414	State Street Corporation	158,865
2,590	Stifel Financial Corporation	136,648
7,447	Synovus Financial Corporation	255,879
3,612	Topdanmark AS	180,458
4,489	TrustCo Bank Corporation	34,835
7,640	U.S. Bancorp	368,172
4,578	United Community Banks, Inc.	114,130
218	Washington Trust Bancorp, Inc.	10,497
2,650	Wells Fargo & Company	128,048
800	Wintrust Financial Corporation	53,864
27,615	Zions Bancorporations NA	1,253,997

	Total	30,632,496

Health Care (6.5%)
3,325	Abbott Laboratories	265,800
7,635	Agilent Technologies, Inc.	613,701
4,672	Amgen, Inc.	887,587
2,939	Amplifon SPA	57,356
1,966	Anthem, Inc.	564,203
2,612	Baxter International, Inc.	212,382
1,042	Becton, Dickinson and Company	260,219
1,992	Biogen, Inc.[g]	470,869
2,240	BioMarin Pharmaceutical, Inc.[g]	198,979
4,891	Catalent, Inc.[g]	198,526
4,131	Cigna Holding Company	664,347
12,207	CVS Health Corporation	658,323
8,309	Danaher Corporation	1,096,954
4,690	Edwards Lifesciences Corporation[g]	897,338
14,394	Gilead Sciences, Inc.	935,754
1,814	GN Store Nord AS	84,247
21,372	Halozyme Therapeutics, Inc.[g]	344,089
1,698	Illumina, Inc.[g]	527,552
630	Intuitive Surgical, Inc.[g]	359,465
2,550	Jazz Pharmaceuticals, Inc.[g]	364,522
15,480	Johnson & Johnson	2,163,949
1,100	KYORIN Holdings, Inc.	21,495
3,134	LHC Group, Inc.[g]	347,435
2,125	Ligand Pharmaceuticals, Inc.[g]	267,134
381	LNA Sante	20,045
462	Magellan Health Services, Inc.[g]	30,455
13,331	Medtronic plc	1,214,187
17,180	Merck & Company, Inc.	1,428,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Health Care (6.5%) - continued
957	Neurocrine Biosciences, Inc.[g]	$84,312
16,652	Novartis AG	1,600,582
31,015	Novo Nordisk AS	1,621,010
2,315	Omnicell, Inc.[g]	187,145
7,347	Optinose, Inc.[g,i]	75,674
2,743	PerkinElmer, Inc.	264,315
24,340	Pfizer, Inc.	1,033,720
800	Recordati SPA	31,173
4,903	Roche Holding AG	1,351,046
5,794	Syneos Health, Inc.[g]	299,897
831	Teleflex, Inc.	251,095
11,325	Teva Pharmaceutical Industries, Ltd. ADR[g]	177,576
4,097	Thermo Fisher Scientific, Inc.	1,121,431
7,617	UnitedHealth Group, Inc.	1,883,379
2,950	Universal Health Services, Inc.	394,621
12,550	Valeant Pharmaceuticals International, Inc.[g]	309,985
1,544	Vertex Pharmaceuticals, Inc.[g]	284,019
1,220	West Pharmaceutical Services, Inc.	134,444
10,574	Wright Medical Group NVg,i	332,552
3,798	Zoetis, Inc.	382,345

	Total	26,976,095

Industrials (6.3%)
1,545	3M Company	321,020
14,011	ACS Actividades de Construccion y Servicios, SA	615,953
2,050	Acuity Brands, Inc.	246,020
9,781	AGCO Corporation	680,269
6,892	AMETEK, Inc.	571,829
6,068	Arcosa, Inc.	185,377
23,174	Atlas Copco AB, Class A	623,405
20,673	Atlas Copco AB, Class B	512,740
649	AZZ, Inc.	26,564
2,063	Boeing Company	786,869
4,383	Brink’s Company	330,522
2,114	BWX Technologies, Inc.	104,812
956	CBIZ, Inc.[g]	19,349
2,441	CIA De Distribucion Integral	57,518
2,818	Crane Company	238,459
11,908	CSX Corporation	890,957
3,486	Curtiss-Wright Corporation	395,103
10,710	Delta Air Lines, Inc.	553,171
1,720	Dycom Industries, Inc.[g]	79,017
5,287	EMCOR Group, Inc.	386,374
7,366	Emerson Electric Company	504,350
4,640	Encore Wire Corporation	265,501
1,276	Federal Signal Corporation	33,163
1,677	Ferguson plc	106,810
3,233	General Dynamics Corporation	547,282
289	Gorman-Rupp Company	9,809
1,582	Granite Construction, Inc.	68,263
32,976	GWA Group, Ltd.	74,597
5,900	Hino Motors, Ltd.	49,809
3,500	Hitachi Zosen Corporation	10,772
504	Hochtief AG	73,026
12,236	Honeywell International, Inc.	1,944,545
1,761	Hubbell, Inc.	207,763
3,450	Huntington Ingalls Industries, Inc.	714,840
1,310	IDEX Corporation	198,779
1,213	Illinois Tool Works, Inc.	174,102
3,900	Inaba Denki Sangyo Company, Ltd.	151,174
5,140	Ingersoll-Rand plc	554,863
21,607	KeyW Holding Corporation[g]	186,252
5,207	Koninklijke Philips NV	212,746

Shares	Common Stock (46.6%)	Value
Industrials (6.3%) - continued
4,121	Lincoln Electric Holdings, Inc.	$345,628
2,069	Lockheed Martin Corporation	621,031
5,400	Marubeni Corporation	37,440
1,544	Masonite International Corporation[g]	77,030
13,977	Meggitt plc	91,627
3,000	Mitsuboshi Belting, Ltd.	53,467
3,300	Mitsui & Company, Ltd.	51,349
19,887	MRC Global, Inc.[g]	347,625
300	Nachi-Fujikoshi Corporation	12,111
12,813	National Express Group plc	67,755
9,800	Nitto Kogyo Corporation	196,537
5,470	Nobina ABh	35,265
4,401	Norfolk Southern Corporation	822,503
3,906	Northgate plc	19,027
2,937	Oshkosh Corporation	220,657
23,771	PageGroup plc	145,627
2,067	Parker Hannifin Corporation	354,739
13,028	Primoris Services Corporation	269,419
1,901	Raven Industries, Inc.	72,941
1,108	Raytheon Company	201,745
2,972	Regal-Beloit Corporation	243,318
33,536	RELX plc	717,650
8,499	Ritchie Brothers Auctioneers, Inc.	288,966
548	Rockwool International AS	128,513
15,617	Sandvik AB	253,997
2,687	Schindler Holding AG, Participation Certificate	557,544
22,474	SKF ABi	373,907
15,400	Southwest Airlines Company	799,414
1,573	Spirax-Sarco Engineering plc	147,420
1,003	SPX FLOW, Inc.[g]	31,996
634	Standex International Corporation	46,536
2,300	Sumitomo Corporation	31,888
52,400	Sumitomo Electric Industries, Ltd.	697,081
1,500	Taikisha, Ltd.	45,670
1,800	Teijin, Ltd.	29,765
4,200	Toppan Forms Company, Ltd.	35,918
3,871	Transcontinental, Inc.	48,462
1,536	TransUnion	102,666
3,100	Tsubakimoto Chain Company	110,947
71	UniFirst Corporation	10,899
5,550	United Continental Holdings, Inc.[g]	442,779
3,010	United Parcel Service, Inc.	336,337
12,036	United Technologies Corporation	1,551,320
1,215	Valmont Industries, Inc.	158,072
3,900	Verisk Analytics, Inc.	518,700
3,653	WABCO Holdings, Inc.[g]	481,575
3,111	Waste Connections, Inc.	275,603
1,700	Yuasa Trading Company, Ltd.	48,025

	Total	26,272,265

Information Technology (8.5%)
3,450	Accenture plc	607,269
24,218	Advanced Micro Devices, Inc.[g]	618,043
9,300	Akamai Technologies, Inc.[g]	666,903
3,150	Alliance Data Systems Corporation	551,187
8,324	Amadeus IT Holding SA	667,163
6,341	Amphenol Corporation	598,844
2,946	ANSYS, Inc.[g]	538,264
11,096	Apple, Inc.	2,107,685
861	Arista Networks, Inc.[g]	270,750
2,685	Autodesk, Inc.[g]	418,377
4,702	Automatic Data Processing, Inc.	751,097
2,342	Blackline, Inc.[g]	108,481
1,795	Booz Allen Hamilton Holding Corporation	104,361

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Information Technology (8.5%) - continued
31,500	Canon, Inc.	$914,604
7,030	Capgemini SA	853,037
16,035	CGI, INC.[g]	1,102,358
17,387	Ciena Corporation[g]	649,231
72,814	Cisco Systems, Inc.	3,931,228
8,261	Clearwater Energy, Inc., Class A	120,115
7,275	Cognizant Technology Solutions Corporation	527,074
24,499	Computershare, Ltd.	297,816
6,050	DocuSign, Inc.[g]	313,632
12,892	Dolby Laboratories, Inc.	811,809
2,784	Euronet Worldwide, Inc.[g]	396,971
1,766	Guidewire Software, Inc.[g]	171,585
30,285	Halma plc	660,275
1,306	Intel Corporation	70,132
4,344	International Business Machines Corporation	612,938
347	Jenoptik AG	12,956
3,400	KLA-Tencor Corporation	405,994
471	Kulicke and Soffa Industries, Inc.	10,414
574	Lam Research Corporation	102,752
11,793	Lattice Semiconductor Corporation[g]	140,690
4,170	M/A-COM Technology Solutions Holdings, Inc.[g]	69,681
5,687	MasterCard, Inc.	1,339,004
13,621	Micron Technology, Inc.[g]	562,956
28,523	Microsoft Corporation	3,364,003
743	Monolithic Power Systems, Inc.	100,669
1,370	Motorola Solutions, Inc.	192,375
6,950	National Instruments Corporation	308,302
5,200	NEC Networks & System Integration Corporation	125,816
10,263	ON Semiconductor Corporation[g]	211,110
29,505	Oracle Corporation	1,584,714
4,100	Otsuka Corporation	153,391
4,959	PayPal Holdings, Inc.[g]	514,943
1,777	Pegasystems, Inc.	115,505
5,096	Plexus Corporation[g]	310,601
939	Q2 Holdings, Inc.[g]	65,035
654	Red Hat, Inc.[g]	119,486
2,428	Rogers Corporation[g]	385,761
2,100	Ryoyo Electro Corporation	30,722
4,608	SailPoint Technologies Holdings, Inc.[g]	132,342
5,656	Salesforce.com, Inc.[g]	895,741
27,100	Shinko Electric Industries Company, Ltd.	208,273
6,066	Synopsys, Inc.[g]	698,500
8,450	Teradata Corporation[g]	368,842
8,500	Teradyne, Inc.	338,640
11,553	Texas Instruments, Inc.	1,225,427
1,000	Tokyo Seimitsu Company, Ltd.	25,530
2,053	Verint Systems, Inc.[g]	122,893
6,810	Virtusa Corporation[g]	363,994
5,474	Visa, Inc.	854,984
2,809	Xilinx, Inc.	356,153

	Total	35,259,428

Materials (2.2%)
8,370	Alcoa Corporation[g]	235,699
1,211	Balchem Corporation	112,381
6,750	Ball Corporation	390,555
39,508	BHP Group plc	953,213
22,718	BHP Group, Ltd.	620,960
646	Boliden AB	18,410
9,200	CF Industries Holdings, Inc.	376,096
3,071	Chemours Company	114,118

Shares	Common Stock (46.6%)	Value
Materials (2.2%) - continued
300	Daido Steel Company, Ltd.	$11,875
7,150	Eastman Chemical Company	542,542
1,292	Evonik Industries AG	35,258
831	Fuchs Petrolub SE	34,304
10,031	Granges AB	103,431
7,181	Hexpol AB	60,576
2,700	Hokuetsu Corporation	15,804
19,300	JFE Holdings, Inc.	328,502
14,800	JSR Corporation	230,261
914	Kadant, Inc.	80,395
874	Kaiser Aluminum Corporation	91,534
4,511	Koninklijke DSM NV	492,083
9,800	Kyoei Steel, Ltd.[i]	140,061
1,600	Lintec Corporation	34,691
8,158	Methanex Corporation	463,864
326	Minerals Technologies, Inc.	19,166
27,700	Mitsubishi Gas Chemical Company, Inc.	396,763
8,500	Nippon Kayaku Company, Ltd.	100,625
600	Nippon Light Metal Holdings Company, Ltd.	1,320
35,000	Nippon Steel & Sumitomo Metal Corporation	619,522
2,566	OMNOVA Solutions, Inc.[g]	18,013
17,900	Owens-Illinois, Inc.	339,742
22,087	Sandfire Resources NL	108,558
500	Sanyo Special Steel Company, Ltd.	10,269
4,015	Scotts Miracle-Gro Company	315,499
1,852	SSAB AB, Class A	6,671
11,100	Steel Dynamics, Inc.	391,497
1,500	Taiyo Holdings Company, Ltd.	49,523
6,800	Toagosei Company, Ltd.	72,037
1,627	United States Lime & Minerals, Inc.	125,474
27,270	UPM-Kymmene Oyj	796,476
10,156	Verso Corporation[g]	217,542

	Total	9,075,310

Real Estate (1.4%)
3,256	Alexandria Real Estate Equities, Inc.	464,175
2,021	American Campus Communities, Inc.	96,159
5,107	Camden Property Trust	518,360
1,383	Castellum AB	26,838
2,537	Choice Properties REIT	26,692
967	CoreSite Realty Corporation	103,488
9,534	Cousins Properties, Inc.	92,098
5,900	Daito Trust Construction Company, Ltd.	823,156
1,265	Deutsche EuroShop AG	38,381
2,655	Digital Realty Trust, Inc.	315,945
11,923	Duke Realty Corporation	364,605
5,446	Granite REIT	260,207
2,440	H&R REIT	42,744
16,071	Host Hotels & Resorts, Inc.	303,742
57,000	Hysan Development Company, Ltd.	305,531
6,634	Klepierre SA	232,118
276,932	Mirvac Group	540,962
6,874	Physicians Realty Trust	129,300
6,000	QTS Realty Trust, Inc.	269,940
6,090	Quebecor, Inc.	149,294
19,000	Road King Infrastructure, Ltd.	43,134
14,634	Scentre Group	42,718
3,000	Swire Pacific, Ltd.	38,643
4,620	Terreno Realty Corporation	194,225
68,487	Vicinity Centres	126,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Real Estate (1.4%) - continued
44,700	Wing Tai Holdings, Ltd.	$67,031

	Total	5,615,938

Utilities (0.9%)
41,237	AGL Energy, Ltd.	637,434
8,200	Alliant Energy Corporation	386,466
6,900	CMS Energy Corporation	383,226
26,601	Enagas SA	774,423
4,650	Entergy Corporation	444,679
7,067	Exelon Corporation	354,269
2,345	New Jersey Resources Corporation	116,758
1,648	NorthWestern Corporation	116,036
3,992	PNM Resources, Inc.	188,981
5,850	Public Service Enterprise Group, Inc.	347,548
1,527	Southwest Gas Holdings, Inc.	125,611
398	Unitil Corporation	21,560

	Total	3,896,991

	Total Common Stock (cost $179,991,139)	193,062,846

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Asset-Backed Securities (2.5%)
	Babson CLO, Ltd.
475,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,h	466,911
	Business Jet Securities, LLC
455,330	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	460,960
	Cent CLO, LP
650,000	4.790%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,h	648,948
	College Ave Student Loans, LLC
271,268	4.136%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1[b,h]	277,380
	Foundation Finance Trust
252,606	3.300%, 7/15/2033, Ser. 2017-1A, Class Ah	252,404
	Harley Marine Financing, LLC
463,125	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[h]	398,288
	Lehman XS Trust
124,571	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bj	113,431
	Lendmark Funding Trust
350,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ah	346,993
	Madison Park Funding XIV, Ltd.
500,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	495,057
	Octagon Investment Partners XX, Ltd.
350,000	6.248%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DRb,h	350,325
	OHA Credit Funding 1, Ltd.
390,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,h]	385,092

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Asset-Backed Securities (2.5%) - continued
	OZLM Funding II, Ltd.
$785,000	4.251%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,h	$780,046
	OZLM IX, Ltd.
425,000	4.019%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,h	425,998
	Palmer Square Loan Funding, Ltd.
300,000	4.848%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,e,h	300,000
	Park Avenue Institutional Advisers CLO, Ltd.
800,000	3.992%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,h	787,466
	Preston Ridge Partners Mortgage Trust, LLC
79,835	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[h,j]	80,490
	Pretium Mortgage Credit Partners, LLC
324,312	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[h,j]	327,076
	Sound Point CLO X, Ltd.
400,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,h	390,621
	Sound Point CLO XXI, Ltd.
800,000	3.864%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,h	787,112
	Spirit Master Funding, LLC
694,641	4.360%, 12/20/2047, Ser. 2017-1A, Class Ah	709,255
	THL Credit Wind River CLO, Ltd.
350,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	341,440
1,250,000	4.211%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2[b,h]	1,230,170

	Total	10,355,463

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
90,000	6.750%, 9/30/2024[h]	95,175
	Anglo American Capital plc
86,000	4.125%, 9/27/2022[h]	87,178
	ArcelorMittal SA
37,000	6.125%, 6/1/2025	41,035
	BHP Billiton Finance USA, Ltd.
144,000	6.750%, 10/19/2075[b,h]	159,415
	BWAY Holding Company
175,000	5.500%, 4/15/2024[h]	173,740
	CF Industries, Inc.
195,000	3.450%, 6/1/2023[i]	189,150
	Chemours Company
200,000	5.375%, 5/15/2027	198,686
	E.I. du Pont de Nemours and Company
86,000	2.200%, 5/1/2020	85,694
	Element Solutions, Inc.
120,000	5.875%, 12/1/2025[h]	120,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Basic Materials (0.6%) - continued
	First Quantum Minerals, Ltd.
$67,000	7.000%, 2/15/2021[h]	$68,131
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	45,320
	Novelis Corporation
230,000	5.875%, 9/30/2026[h]	228,850
	Olin Corporation
200,000	5.125%, 9/15/2027	202,250
	Packaging Corporation of America
63,000	2.450%, 12/15/2020	62,576
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[h]	165,580
	Sherwin-Williams Company
85,000	2.250%, 5/15/2020	84,503
	Syngenta Finance NV
71,000	3.933%, 4/23/2021[h]	71,342
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[h]	170,550
	Vale Overseas, Ltd.
20,000	4.375%, 1/11/2022	20,390
	Xstrata Finance Canada, Ltd.
66,000	4.950%, 11/15/2021[h]	68,609

	Total	2,338,606

Capital Goods (1.0%)
	AECOM
250,000	5.875%, 10/15/2024	263,438
	Aerojet Rocketdyne Holdings, Inc., Convertible
44,000	2.250%, 12/15/2023	65,290
	Bombardier, Inc.
230,000	7.500%, 3/15/2025[h]	236,900
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[h]	293,185
	Caterpillar Financial Services Corporation
65,000	1.850%, 9/4/2020	64,278
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[h]	307,350
	Chart Industries, Inc., Convertible
55,000	1.000%, 11/15/2024[h]	89,542
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	64,200
	CNH Industrial Capital, LLC
64,000	4.875%, 4/1/2021	65,760
	Covanta Holding Corporation
200,000	6.000%, 1/1/2027	199,500
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	191,900
	Fortive Corporation, Convertible
78,000	0.875%, 2/15/2022[h]	81,982
	General Electric Company
260,000	5.000%, 1/21/2021[b,k]	242,333
	H&E Equipment Services, Inc.
185,000	5.625%, 9/1/2025	184,538
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	64,805
	Owens-Brockway Glass Container, Inc.
225,000	5.000%, 1/15/2022[h]	230,625
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[h]	345,525

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Capital Goods (1.0%) - continued
	Rockwell Collins, Inc.
$41,000	2.800%, 3/15/2022	$40,912
	Textron Financial Corporation
500,000	4.419%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	380,000
	TTM Technologies, Inc., Convertible
125,000	1.750%, 12/15/2020	162,446
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	296,525
	United Technologies Corporation
78,000	3.950%, 8/16/2025	81,062

	Total	3,952,096

Collateralized Mortgage Obligations (4.1%)
	Alternative Loan Trust 2007-6
177,741	5.750%, 4/25/2047, Ser. 2007-6, Class A4	151,320
	Antler Mortgage Trust
400,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[h]	399,869
825,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[h]	823,753
	Banc of America Alternative Loan Trust
276,027	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	261,195
	Banc of America Mortgage Securities, Inc.
66,993	4.348%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	64,688
	Bear Stearns ARM Trust
83,406	4.240%, 1/25/2034, Ser. 2003-8, Class 5Ab	82,080
	Bellemeade Re 2018-1, Ltd.
800,000	4.086%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	803,242
	CHL Mortgage Pass-Through Trust
309,572	3.851%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	282,046
145,464	4.190%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	140,740
480,193	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	406,906
	CIM Trust
373,288	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,h]	392,452
	COLT Mortgage Loan Trust
51,545	2.750%, 9/25/2046, Ser. 2016-2, Class A1[b,h]	51,385
	Countrywide Alternative Loan Trust
314,450	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	193,066
	Countrywide Home Loan Mortgage Pass Through Trust
184,850	4.052%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	162,301
	Credit Suisse First Boston Mortgage Securities Corporation
143,075	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	140,193
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
260,206	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	265,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Collateralized Mortgage Obligations (4.1%) - continued
$194,569	3.558%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	$180,951
	Federal National Mortgage Association - REMIC
2,310,170	3.000%, 8/25/2027, Ser. 2012-95, Class HIl	168,898
816,078	2.500%, 1/25/2028, Ser. 2012-152, Class AIl	57,830
2,191,664	3.000%, 1/25/2028, Ser. 2012-147, Class EIl	173,128
3,460,960	3.000%, 3/25/2028, Ser. 2013-18, Class ILl	253,255
811,030	2.500%, 6/25/2028, Ser. 2013-87, Class IWl	58,300
	Foundation Finance Trust
500,000	3.860%, 11/15/2034, Ser. 2019-1A, Class Ah	499,923
	GMAC Mortgage Corporation Loan Trust
128,298	3.996%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	121,101
85,621	2.986%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,m]	94,431
	GMACM Mortgage Loan Trust
79,933	4.679%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	77,508
	GSAA Home Equity Trust
76,740	5.828%, 8/25/2034, Ser. 2004-10, Class M2[j]	77,123
	Impac Secured Assets Trust
442,220	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	373,877
	IndyMac INDA Mortgage Loan Trust
171,712	3.900%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	168,380
	IndyMac INDX Mortgage Loan Trust
411,655	2.696%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	379,784
	IndyMac Seconds Asset-Backed Trust
172,384	2.826%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,m	94,226
	J.P. Morgan Alternative Loan Trust
426,405	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	356,996
	Legacy Mortgage Asset Trust
487,962	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[h]	490,802
	Master Asset Securitization Trust
526,028	2.986%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	235,060
	Merrill Lynch Mortgage Investors Trust
304,001	3.978%, 6/25/2035, Ser. 2005-A5, Class M1[b]	303,143
	MortgageIT Trust
431,149	2.686%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	385,792

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Collateralized Mortgage Obligations (4.1%) - continued
	Oak Hill Advisors Residential Loan Trust
$203,223	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1[h,j]	$202,942
	Preston Ridge Partners Mortgage, LLC
171,587	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[h,j]	172,960
	Pretium Mortgage Credit Partners, LLC
483,166	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[h,j]	484,804
	Radnor RE, Ltd.
525,000	5.186%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,h]	524,471
	RCO 2017-INV1 Trust
632,391	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,h	622,726
	Renaissance Home Equity Loan Trust
535,635	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[j]	280,652
	Residential Accredit Loans, Inc. Trust
215,102	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	209,136
304,871	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	236,647
167,033	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	154,653
	Residential Asset Securitization Trust
219,284	3.386%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	214,922
	Residential Funding Mortgage Security I Trust
346,495	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	323,980
	Starwood Mortgage Residential Trust
458,873	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,h]	465,780
	Structured Adjustable Rate Mortgage Loan Trust
129,497	4.164%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	119,551
229,963	4.296%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	202,161
	Structured Asset Mortgage Investments, Inc.
502,912	2.796%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	485,008
	Toorak Mortgage Corporation
500,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[h]	499,839
	Toorak Mortgage Corporation 2018- 1, Ltd.
500,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[h,j]	500,632
	Vericrest Opportunity Loan Trust
200,000	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[h,j]	200,218

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Collateralized Mortgage Obligations (4.1%) - continued
	Vericrest Opportunity Loan Trust LXV, LLC
$360,104	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,j]	$359,188
	Wachovia Asset Securitization, Inc.
301,465	2.626%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,h,m	277,135
	WaMu Mortgage Pass Through Certificates
107,921	3.454%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	98,521
351,665	3.277%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	329,930
182,284	3.137%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	172,131
	Wells Fargo Home Equity Trust
254,852	2.986%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	249,285
	Wells Fargo Mortgage Backed Securities Trust
127,548	4.938%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	130,058
152,892	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	148,463
125,790	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	124,760
114,081	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	112,770

	Total	17,074,934

Commercial Mortgage-Backed Securities (0.1%)
	Wells Fargo Commercial Mortgage Trust
450,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	456,329

	Total	456,329

Communications Services (1.9%)
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	301,470
	American Tower Corporation
65,000	2.800%, 6/1/2020	64,959
	AT&T, Inc.
140,000	4.450%, 4/1/2024	146,569
	British Sky Broadcasting Group plc
51,000	2.625%, 9/16/2019[h]	50,911
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[h]	129,063
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[h]	319,488
	Charter Communications Operating, LLC
78,000	3.579%, 7/23/2020	78,575
36,000	4.500%, 2/1/2024	37,501
37,000	4.908%, 7/23/2025	39,017
	Clear Channel Worldwide Holdings, Inc.
290,000	6.500%, 11/15/2022	296,163
	Comcast Corporation
88,000	1.625%, 1/15/2022	85,561

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Communications Services (1.9%) - continued
$39,000	3.700%, 4/15/2024	$40,297
39,000	3.950%, 10/15/2025	40,804
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,295
44,000	3.150%, 7/15/2023	43,978
	CSC Holdings, LLC
200,000	5.500%, 5/15/2026[h]	205,560
	Discovery Communications, LLC
85,000	2.950%, 3/20/2023	84,232
	DISH Network Corporation, Convertible
715,000	3.375%, 8/15/2026	607,393
	Fox Corporation
76,000	4.030%, 1/25/2024[h]	78,864
	GCI Liberty, Inc., Convertible
405,000	1.750%, 9/30/2046[h]	442,323
	Gray Escrow, Inc.
220,000	7.000%, 5/15/2027[h]	233,750
	IAC FinanceCo, Inc., Convertible
371,000	0.875%, 10/1/2022[h]	544,551
	Intelsat Jackson Holdings SA
100,000	8.500%, 10/15/2024[h]	97,250
	Level 3 Communications, Inc.
200,000	5.375%, 1/15/2024	203,720
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	189,525
	Liberty Interactive, LLC, Convertible
118,000	3.500%, 1/15/2031	88,814
	Liberty Media Corporation, Convertible
399,000	1.000%, 1/30/2023	446,873
	Moody’s Corporation
44,000	2.750%, 12/15/2021	44,004
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[h]	115,450
	Netflix, Inc.
200,000	4.875%, 4/15/2028	198,000
	Nexstar Escrow Corporation
174,000	5.625%, 8/1/2024[h]	176,610
	Sprint Corporation
420,000	7.625%, 2/15/2025	428,400
	Telefonica Emisiones SAU
53,000	4.570%, 4/27/2023	55,879
	T-Mobile USA, Inc.
230,000	4.500%, 2/1/2026	229,874
	Twitter, Inc., Convertible
221,000	0.250%, 6/15/2024[h]	204,509
	Verizon Communications, Inc.
102,000	2.946%, 3/15/2022	102,415
81,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	81,008
	Viacom, Inc.
65,000	4.250%, 9/1/2023	67,603
100,000	5.875%, 2/28/2057[b]	97,000
	Virgin Media Secured Finance plc
220,000	5.250%, 1/15/2026[h]	221,375
	Vodafone Group plc
215,000	7.000%, 4/4/2079[b,e]	218,530
	World Wrestling Entertainment, Inc., Convertible
128,000	3.375%, 12/15/2023	451,205

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Communications Services (1.9%) - continued
	Zayo Group, LLC
$220,000	5.750%, 1/15/2027[h]	$219,516

	Total	7,843,884

Consumer Cyclical (1.2%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[h]	304,237
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	65,643
	BMW U.S. Capital, LLC
80,000	1.500%, 4/11/2019[h]	79,978
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[h]	201,000
	Caesars Entertainment Corporation, Convertible
81,000	5.000%, 10/1/2024	115,129
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	267,418
	D.R. Horton, Inc.
60,000	2.550%, 12/1/2020	59,615
	Delphi Jersey Holdings plc
195,000	5.000%, 10/1/2025[h]	171,697
	Ford Motor Credit Company, LLC
87,000	2.597%, 11/4/2019	86,748
64,000	3.336%, 3/18/2021	63,035
78,000	5.596%, 1/7/2022	80,471
	General Motors Financial Company, Inc.
64,000	2.650%, 4/13/2020	63,744
40,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	39,693
64,000	4.375%, 9/25/2021	65,372
36,000	4.200%, 11/6/2021	36,687
43,000	3.150%, 6/30/2022	42,587
	Harley-Davidson Financial Services, Inc.
52,000	4.050%, 2/4/2022[h]	52,587
	Home Depot, Inc.
65,000	2.625%, 6/1/2022	65,421
	Hyundai Capital America
43,000	2.550%, 4/3/2020[h]	42,694
43,000	2.750%, 9/18/2020[h]	42,673
	L Brands, Inc.
245,000	6.694%, 1/15/2027	236,273
	Landry’s, Inc.
160,000	6.750%, 10/15/2024[h]	160,800
	Lennar Corporation
65,000	2.950%, 11/29/2020	64,594
20,000	4.125%, 1/15/2022	20,150
19,000	4.875%, 12/15/2023	19,570
265,000	4.500%, 4/30/2024	268,763
	Live Nation Entertainment, Inc.
110,000	5.375%, 6/15/2022[h]	111,375
100,000	5.625%, 3/15/2026[h]	103,250
	Macy’s Retail Holdings, Inc.
16,000	3.875%, 1/15/2022	16,161
25,000	2.875%, 2/15/2023	24,211
	McDonald’s Corporation
70,000	3.350%, 4/1/2023	71,469
	MGM Resorts International
170,000	6.000%, 3/15/2023	179,350
185,000	5.750%, 6/15/2025	191,706

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Consumer Cyclical (1.2%) - continued
	Navistar International Corporation
$185,000	6.625%, 11/1/2025[h]	$188,006
	New Red Finance, Inc.
185,000	4.250%, 5/15/2024[h]	183,150
	Prime Security Services Borrower, LLC
169,000	9.250%, 5/15/2023[h]	177,450
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	59,899
	ServiceMaster Company, LLC
220,000	5.125%, 11/15/2024[h]	220,825
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[h]	147,656
	Visa, Inc.
65,000	2.200%, 12/14/2020	64,709
	Volkswagen Group of America Finance, LLC
62,000	4.250%, 11/13/2023[h]	63,909
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[h]	311,100

	Total	4,830,805

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	87,620
46,000	3.400%, 11/30/2023	46,968
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	87,735
44,000	2.900%, 11/6/2022	43,904
	Albertson’s Companies, LLC
220,000	6.625%, 6/15/2024	222,200
	Altria Group, Inc.
70,000	4.400%, 2/14/2026	72,098
	Amgen, Inc.
84,000	3.875%, 11/15/2021	86,272
	Anheuser-Busch InBev Finance, Inc.
44,000	3.300%, 2/1/2023	44,648
	Anthem, Inc., Convertible
10,000	2.750%, 10/15/2042	39,682
	BAT Capital Corporation
43,000	2.297%, 8/14/2020	42,579
44,000	2.764%, 8/15/2022	43,290
	Bayer US Finance II, LLC
79,000	3.500%, 6/25/2021[h]	79,330
	Becton, Dickinson and Company
86,000	3.125%, 11/8/2021	86,368
	Boston Scientific Corporation
70,000	3.450%, 3/1/2024	71,298
	Bunge, Ltd. Finance Corporation
65,000	3.500%, 11/24/2020	65,323
	Cardinal Health, Inc.
44,000	1.948%, 6/14/2019	43,921
	Cardtronics, Inc., Convertible
374,000	1.000%, 12/1/2020	370,026
	Celgene Corporation
56,000	3.625%, 5/15/2024	56,964
	Centene Corporation
220,000	4.750%, 1/15/2025	224,400
	Cigna Corporation
75,000	4.125%, 11/15/2025[h]	77,650
	Conagra Brands, Inc.
37,000	3.800%, 10/22/2021	37,687
37,000	4.300%, 5/1/2024	38,345
	CVS Health Corporation
86,000	3.350%, 3/9/2021	86,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
$44,000	2.750%, 12/1/2022	$43,408
129,000	3.700%, 3/9/2023	131,061
	Energizer Holdings, Inc.
200,000	6.375%, 7/15/2026[h]	205,000
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	45,972
	Forest Laboratories, LLC
21,000	4.875%, 2/15/2021[h]	21,608
	HCA, Inc.
227,936	4.750%, 5/1/2023	239,264
115,000	4.500%, 2/15/2027	118,194
	J.M. Smucker Company
42,000	2.200%, 12/6/2019	41,819
	JBS USA, LLC
290,000	5.750%, 6/15/2025[h]	297,250
	Kellogg Company
78,000	3.125%, 5/17/2022	78,334
	Kraft Heinz Foods Company
85,000	5.375%, 2/10/2020	86,734
41,000	4.000%, 6/15/2023	42,197
	Kroger Company
43,000	2.800%, 8/1/2022	42,797
	Maple Escrow Subsidiary, Inc.
82,000	3.551%, 5/25/2021[h]	82,893
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	65,159
	Mondelez International Holdings Netherlands BV
65,000	2.000%, 10/28/2021[h]	63,370
	Mylan NV
41,000	3.150%, 6/15/2021	40,911
	Mylan, Inc.
37,000	3.125%, 1/15/2023[h]	36,161
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[h]	36,870
	Perrigo Finance Unlimited Company
77,000	4.375%, 3/15/2026	75,087
	Post Holdings, Inc.
190,000	5.500%, 3/1/2025[h]	192,137
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,053
	Shire Acquisitions Investments Ireland Designated Activity Company
86,000	2.400%, 9/23/2021	85,019
	Simmons Foods, Inc.
210,000	5.750%, 11/1/2024[h]	184,275
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[h]	65,538
	Spectrum Brands, Inc.
170,000	5.750%, 7/15/2025	171,275
	Tenet Healthcare Corporation
250,000	8.125%, 4/1/2022	268,962
	Teva Pharmaceutical Finance Netherlands III BV
65,000	2.200%, 7/21/2021	61,981
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	202,192
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	66,421
	VRX Escrow Corporation
425,000	6.125%, 4/15/2025[h]	420,750
	Zimmer Biomet Holdings, Inc.
63,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	62,788

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Zoetis, Inc.
$65,000	3.450%, 11/13/2020	$65,600

	Total	5,731,089

Energy (1.5%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[h]	177,012
	Anadarko Petroleum Corporation
14,000	4.850%, 3/15/2021	14,515
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	201,060
	BP Capital Markets America, Inc.
172,000	2.520%, 9/19/2022	170,405
	BP Capital Markets plc
44,000	2.315%, 2/13/2020	43,891
	Canadian Natural Resources, Ltd.
43,000	2.950%, 1/15/2023	42,699
	Canadian Oil Sands, Ltd.
43,000	9.400%, 9/1/2021[h]	47,863
	Cheniere Corpus Christi Holdings, LLC
170,000	7.000%, 6/30/2024	191,896
	Cheniere Energy Partners, LP
235,000	5.625%, 10/1/2026[h]	240,875
	Chesapeake Energy Corporation
220,000	7.000%, 10/1/2024[i]	219,450
	Continental Resources, Inc.
34,000	5.000%, 9/15/2022	34,254
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	205,000
	Diamondback Energy, Inc.
220,000	4.750%, 11/1/2024	224,906
	Enbridge, Inc.
42,000	2.900%, 7/15/2022	41,887
267,000	6.250%, 3/1/2078[b]	265,131
	Encana Corporation
66,000	3.900%, 11/15/2021	67,208
	Energy Transfer Operating, LP
41,000	4.200%, 9/15/2023	42,395
290,000	5.500%, 6/1/2027	314,686
	Energy Transfer Partners, LP
65,000	4.150%, 10/1/2020	66,054
	EnLink Midstream Partners, LP
220,000	4.850%, 7/15/2026	218,350
	Enterprise Products Operating, LLC
200,000	4.875%, 8/16/2077[b]	184,830
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	64,555
	EQM Midstream Partners LP
56,000	4.750%, 7/15/2023	57,139
	EQT Corporation
88,000	8.125%, 6/1/2019	88,733
77,000	3.000%, 10/1/2022	75,596
	Hess Corporation
41,000	3.500%, 7/15/2024	40,370
	Kinder Morgan Energy Partners, LP
88,000	3.450%, 2/15/2023	89,042
	Marathon Oil Corporation
44,000	2.700%, 6/1/2020	43,799
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	65,558
	MPLX, LP
66,000	4.500%, 7/15/2023	69,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Energy (1.5%) - continued
	Nabors Industries, Inc., Convertible
$170,000	0.750%, 1/15/2024	$120,929
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,236
	Parsley Energy, LLC
80,000	5.625%, 10/15/2027[h]	79,800
	PBF Holding Company, LLC
145,000	7.250%, 6/15/2025	148,842
	Petroleos Mexicanos
42,000	6.375%, 2/4/2021	43,554
	Plains All American Pipeline, LP
94,000	5.000%, 2/1/2021	96,627
169,000	6.125%, 11/15/2022[b,k]	158,437
	Precision Drilling Corporation
30,000	5.250%, 11/15/2024	28,050
130,000	7.125%, 1/15/2026[h]	128,903
	Sabine Pass Liquefaction, LLC
43,000	6.250%, 3/15/2022	46,440
43,000	5.625%, 4/15/2023	46,605
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[h]	65,266
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	188,700
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	66,732
	Sunoco, LP
110,000	5.500%, 2/15/2026	108,900
100,000	5.875%, 3/15/2028	99,250
	Tallgrass Energy Partners, LP
275,000	5.500%, 1/15/2028[h]	275,344
	Targa Resources Partners, LP
200,000	5.250%, 5/1/2023	203,588
	Transocean Guardian, Ltd.
189,000	5.875%, 1/15/2024[h]	191,835
	W&T Offshore, Inc.
190,000	9.750%, 11/1/2023[h]	189,288
	Western Gas Partners, LP
44,000	4.000%, 7/1/2022	44,638
	Whiting Petroleum Corporation, Convertible
182,000	1.250%, 4/1/2020	175,933
	Williams Partners, LP
88,000	4.000%, 11/15/2021	90,333
	WPX Energy, Inc.
130,000	5.750%, 6/1/2026	131,950

	Total	6,378,558

Financials (3.8%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	65,543
	AIG Global Funding
86,000	2.150%, 7/2/2020[h]	85,334
	Air Lease Corporation
83,000	2.500%, 3/1/2021	82,359
	Aircastle, Ltd.
51,000	5.000%, 4/1/2023	53,024
	Ally Financial, Inc.
210,000	5.750%, 11/20/2025[i]	223,673
	American Express Company
40,000	3.375%, 5/17/2021	40,520
35,000	3.400%, 2/22/2024	35,582
	American Express Credit Corporation
43,000	2.200%, 3/3/2020	42,799

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Financials (3.8%) - continued
$65,000	3.643%, (LIBOR 3M + 1.050%), 9/14/2020[b]	$65,657
	Ares Capital Corporation
86,000	3.875%, 1/15/2020	86,418
	Athene Global Funding
60,000	4.000%, 1/25/2022[h]	61,509
	Australia and New Zealand Banking Group, Ltd.
130,000	6.750%, 6/15/2026[b,h,k]	137,637
	Avolon Holdings Funding, Ltd.
18,000	5.250%, 5/15/2024[h]	18,540
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,k]	198,046
	Bank of America Corporation
84,000	2.738%, 1/23/2022[b]	83,695
82,000	3.499%, 5/17/2022[b]	83,010
80,000	3.550%, 3/5/2024[b]	81,253
143,000	3.864%, 7/23/2024[b]	146,954
35,000	3.458%, 3/15/2025[b]	35,367
	Bank of Montreal
66,000	2.100%, 6/15/2020	65,616
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	87,965
	Bank of Nova Scotia
41,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	41,147
64,000	2.700%, 3/7/2022	64,067
	Barclays plc
200,000	7.750%, 9/15/2023[b,k]	200,340
62,000	4.338%, 5/16/2024[b]	62,714
	BB&T Corporation
86,000	2.150%, 2/1/2021	85,205
	BNP Paribas SA
300,000	7.625%, 3/30/2021[b,h,k]	314,625
	Capital One Financial Corporation
43,000	2.500%, 5/12/2020	42,867
129,000	3.050%, 3/9/2022	129,669
	Cboe Global Markets, Inc.
66,000	1.950%, 6/28/2019	65,868
	Central Fidelity Capital Trust I
135,000	3.787%, (LIBOR 3M + 1.000%), 4/15/2027[b]	123,525
	CIT Group, Inc.
185,000	4.750%, 2/16/2024	191,475
	Citigroup, Inc.
88,000	2.450%, 1/10/2020	87,808
88,000	2.650%, 10/26/2020	87,791
104,000	2.350%, 8/2/2021	102,803
43,000	2.750%, 4/25/2022	42,833
43,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	42,834
83,000	3.142%, 1/24/2023[b]	83,311
	CNA Financial Corporation
75,000	5.750%, 8/15/2021	79,763
	Commonwealth Bank of Australia
86,000	2.250%, 3/10/2020[h]	85,621
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
86,000	3.950%, 11/9/2022	87,608
	Credit Agricole SA
43,000	3.375%, 1/10/2022[h]	43,274
122,700	8.125%, 12/23/2025[b,h,k]	137,811
	Credit Suisse Group AG
56,000	7.500%, 7/17/2023[b,h,k]	57,610
294,000	7.500%, 12/11/2023[b,h,k]	310,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Financials (3.8%) - continued
	Credit Suisse Group Funding (Guernsey), Ltd.
$88,000	3.125%, 12/10/2020	$88,292
132,000	3.800%, 9/15/2022	134,516
	Deutsche Bank AG
43,000	2.700%, 7/13/2020	42,538
129,000	4.250%, 10/14/2021	129,649
	Digital Realty Trust, LP
65,000	2.750%, 2/1/2023	63,671
	Discover Bank
28,000	8.700%, 11/18/2019	28,965
82,000	3.100%, 6/4/2020	82,190
	Euronet Worldwide, Inc., Convertible
250,000	0.750%, 3/15/2049[h]	269,282
	Fidelity National Financial, Inc.
57,000	5.500%, 9/1/2022	60,429
	Fifth Third Bancorp
65,000	2.600%, 6/15/2022	64,585
35,000	3.650%, 1/25/2024	35,862
	GE Capital International Funding Company
147,000	3.373%, 11/15/2025	142,737
	General Electric Capital Corporation
35,000	3.100%, 1/9/2023	34,795
	Goldman Sachs Group, Inc.
86,000	5.375%, 5/10/2020[b,k]	86,752
88,000	5.250%, 7/27/2021	92,450
65,000	3.854%, (LIBOR 3M + 1.170%), 11/15/2021[b]	65,604
88,000	3.000%, 4/26/2022	87,957
59,000	2.876%, 10/31/2022[b]	58,515
43,000	3.649%, (LIBOR 3M + 1.050%), 6/5/2023[b]	43,053
70,000	3.625%, 2/20/2024	70,734
	GS Finance Corporation, Convertible
891,000	0.500%, 6/23/2025[c]	890,118
	Hartford Financial Services Group, Inc.
66,000	4.809%, (LIBOR 3M + 2.125%), 2/12/2047[b,h]	56,925
	Hilton Worldwide Finance, LLC
220,000	4.625%, 4/1/2025	222,200
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	60,465
	HSBC Holdings plc
128,000	3.400%, 3/8/2021	129,150
88,000	6.875%, 6/1/2021[b,k]	92,023
88,000	6.375%, 9/17/2024[b,k]	88,550
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	80,677
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	78,187
90,000	6.375%, 12/15/2025	92,137
	ILFC E-Capital Trust II
485,000	4.850%, (H15T30Y + 1.800%), 12/21/2065[b,h]	380,725
	ING Groep NV
150,000	6.000%, 4/16/2020[b,k]	149,505
	International Lease Finance Corporation
88,000	4.625%, 4/15/2021	90,054
88,000	5.875%, 8/15/2022	94,907
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	126,317

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Financials (3.8%) - continued
	J.P. Morgan Chase & Company
$65,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	$65,179
145,000	4.625%, 11/1/2022[b,k]	134,850
164,000	2.972%, 1/15/2023	164,000
64,000	2.776%, 4/25/2023[b]	63,661
89,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	90,339
75,000	4.023%, 12/5/2024[b]	77,862
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[h]	36,281
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	56,563
50,000	5.040%, (LIBOR 3M + 2.358%), 5/17/2066[b]	43,000
	Lloyds Banking Group plc
156,000	6.657%, 5/21/2037[b,h,k]	159,510
	Macquarie Bank, Ltd.
178,000	6.125%, 3/8/2027[b,h,k]	164,347
	Marsh & McLennan Companies, Inc.
56,000	3.875%, 3/15/2024	58,130
	MGIC Investment Corporation, Convertible
459,000	9.000%, 4/1/2063[h]	590,338
	Mitsubishi UFJ Financial Group, Inc.
44,000	2.998%, 2/22/2022	44,105
83,000	3.455%, 3/2/2023	84,172
35,000	3.407%, 3/7/2024	35,481
	Morgan Stanley
88,000	2.800%, 6/16/2020	88,077
86,000	5.500%, 7/28/2021	91,067
89,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	89,892
43,000	2.750%, 5/19/2022	42,754
10,000	4.875%, 11/1/2022	10,558
84,000	3.125%, 1/23/2023	84,292
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	205,000
	National City Corporation
56,000	6.875%, 5/15/2019	56,281
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,h,k]	199,500
	Park Aerospace Holdings, Ltd.
17,000	4.500%, 3/15/2023[h]	16,915
180,000	5.500%, 2/15/2024[h]	186,750
	PNC Bank NA
86,000	2.450%, 11/5/2020	85,666
	Preferred Term Securities XXIII, Ltd.
142,336	2.811%, (LIBOR 3M + 0.200%), 12/22/2036[b,h]	134,404
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[h]	295,737
	Realty Income Corporation
64,000	5.750%, 1/15/2021	66,885
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	55,425
41,000	3.800%, 8/14/2023	42,164
	Reinsurance Group of America, Inc.
64,000	4.700%, 9/15/2023	68,459
	Royal Bank of Canada
87,000	2.125%, 3/2/2020	86,564
	Royal Bank of Scotland Group plc
271,000	8.625%, 8/15/2021[b,k]	288,615
185,000	5.125%, 5/28/2024	189,861
88,000	4.269%, 3/22/2025[b]	88,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Financials (3.8%) - continued
$168,000	7.648%, 9/30/2031[b,k]	$211,260
	Santander Holdings USA, Inc.
56,000	4.450%, 12/3/2021	57,668
	Santander UK Group Holdings plc
86,000	2.875%, 8/5/2021	85,259
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	64,883
90,000	2.500%, 7/15/2021	89,769
	SITE Centers Corporation
20,000	4.625%, 7/15/2022	20,625
	Societe Generale SA
265,000	8.000%, 9/29/2025[b,h,i,k]	281,563
	Standard Chartered plc
13,000	2.100%, 8/19/2019[h]	12,958
	State Street Capital Trust IV
482,000	3.611%, (LIBOR 3M + 1.000%), 6/15/2047[b]	380,780
	State Street Corporation
65,000	3.583%, (LIBOR 3M + 0.900%), 8/18/2020[b]	65,655
	Sumitomo Mitsui Financial Group, Inc.
86,000	2.934%, 3/9/2021	86,217
43,000	2.784%, 7/12/2022	42,793
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	55,145
	Synchrony Financial
43,000	3.000%, 8/15/2019	43,011
30,000	3.968%, (LIBOR 3M + 1.230%), 2/3/2020[b]	30,147
38,000	4.250%, 8/15/2024	38,250
	Toronto-Dominion Bank
51,000	2.550%, 1/25/2021	50,938
35,000	3.250%, 3/11/2024	35,434
	UBS Group Funding Jersey, Ltd.
86,000	3.000%, 4/15/2021[h]	85,980
	USB Realty Corporation
436,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,k]	374,960
	Ventas Realty, LP
41,000	3.100%, 1/15/2023	41,013
	Wachovia Capital Trust II
50,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,000
	Wells Fargo & Company
50,000	2.100%, 7/26/2021	49,219
43,000	2.625%, 7/22/2022	42,695
89,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	89,883
60,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	60,961
38,000	3.750%, 1/24/2024	39,119
	Welltower, Inc.
64,000	4.950%, 1/15/2021	65,950

	Total	15,556,163

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation
1,136,895	3.500%, 8/15/2035, Ser. 345, Class C8[l]	166,658
	Federal Home Loan Mortgage Corporation - REMIC
1,133,051	3.000%, 5/15/2027, Ser. 4046, Class GIl	83,914

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Mortgage-Backed Securities (5.0%) - continued
$787,828	3.000%, 4/15/2033, Ser. 4203, Class DIl	$63,461
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
340	9.000%, 4/1/2025	371
2,375	8.000%, 6/1/2027	2,606
1,142	8.000%, 8/1/2030	1,345
	Federal National Mortgage Association
2,621,306	3.000%, 11/25/2027, Ser. 2012-121, Class BIl	207,199
	Federal National Mortgage Association - REMIC
1,129,985	3.000%, 7/25/2027, Ser. 2012-74, Class AIl	86,018
1,453,030	3.000%, 7/25/2027, Ser. 2012-73, Class DIl	119,540
1,620,475	3.000%, 12/25/2027, Ser. 2012-139, Class DIl	126,699
885,210	3.000%, 2/25/2028, Ser. 2013-2, Class GIl	71,673
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
418	8.000%, 11/1/2026	457
3,220	8.500%, 4/1/2030	3,868
4,875,000	3.500%, 4/1/2049[e]	4,942,602
6,535,000	4.000%, 4/1/2049[e]	6,722,371
4,825,000	4.500%, 4/1/2049[e]	5,027,306
3,100,000	5.000%, 4/1/2049[e]	3,277,705
	Government National Mortgage Association 30-Yr. Pass Through
703	9.000%, 12/15/2026	794

	Total	20,904,587

Technology (1.3%)
	Apple, Inc.
86,000	2.850%, 5/6/2021	86,552
85,000	3.047%, (LIBOR 3M + 0.350%), 5/11/2022[b]	85,535
86,000	2.400%, 1/13/2023	85,394
	Baidu, Inc.
43,000	3.000%, 6/30/2020	42,981
	Broadcom Corporation
86,000	2.650%, 1/15/2023	83,755
	CommScope Technologies Finance, LLC
210,000	6.000%, 6/15/2025[h]	204,162
	Cypress Semiconductor Corporation, Convertible
349,000	4.500%, 1/15/2022	445,874
	Dell International, LLC/ EMC Corporation
35,000	4.000%, 7/15/2024[h]	35,267
	Diamond 1 Finance Corporation
88,000	5.450%, 6/15/2023[h]	93,781
	Electronics For Imaging, Inc., Convertible
69,000	2.250%, 11/15/2023[h]	70,691
	Equinix, Inc.
200,000	5.750%, 1/1/2025	207,375
	Fidelity National Information Services, Inc.
37,000	3.625%, 10/15/2020	37,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Technology (1.3%) - continued
	Harland Clarke Holdings Corporation
$175,000	8.375%, 8/15/2022[h]	$157,797
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	112,035
	Intel Corporation
65,000	3.100%, 7/29/2022	66,172
	Intel Corporation, Convertible
242,000	3.250%, 8/1/2039	635,395
	j2 Global, Inc., Convertible
177,000	3.250%, 6/15/2029	236,032
	Marvell Technology Group, Ltd.
41,000	4.200%, 6/22/2023	41,822
	Microchip Technology, Inc., Convertible
119,000	1.625%, 2/15/2027	130,638
	Microsoft Corporation
88,000	2.400%, 2/6/2022	87,926
	NetApp, Inc.
65,000	2.000%, 9/27/2019	64,728
	Nuance Communications, Inc., Convertible
785,000	1.250%, 4/1/2025	776,703
	ON Semiconductor Corporation, Convertible
181,000	1.625%, 10/15/2023	222,785
	Oracle Corporation
65,000	2.500%, 5/15/2022	64,673
	Plantronics, Inc.
170,000	5.500%, 5/31/2023[h]	170,425
	Red Hat, Inc., Convertible
40,000	0.250%, 10/1/2019	99,265
	Seagate HDD Cayman
95,000	4.750%, 1/1/2025	92,772
	SS&C Technologies, Inc.
170,000	5.500%, 9/30/2027[h]	171,700
	Verint Systems, Inc., Convertible
505,000	1.500%, 6/1/2021	556,385
	Vishay Intertechnology, Inc., Convertible
134,000	2.250%, 6/15/2025[h]	124,677
	VMware, Inc.
42,000	2.300%, 8/21/2020	41,616
	Western Digital Corporation
230,000	4.750%, 2/15/2026[i]	219,362

	Total	5,551,668

Transportation (0.2%)
	Air Canada Pass Through Trust
18,486	3.875%, 3/15/2023[h]	18,313
	Delta Air Lines, Inc.
64,000	2.875%, 3/13/2020	63,883
14,929	4.950%, 11/23/2020	14,965
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	65,644
	Meritor, Inc., Convertible
257,000	3.250%, 10/15/2037	247,311
	Penske Truck Leasing Company, LP
35,000	3.375%, 2/1/2022[h]	35,146
	Ryder System, Inc.
75,000	3.500%, 6/1/2021	75,926
	Union Pacific Corporation
62,000	3.750%, 7/15/2025	64,510
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	64,909

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Transportation (0.2%) - continued
	United Continental Holdings, Inc.
$185,000	4.250%, 10/1/2022	$185,520
	XPO Logistics, Inc.
150,000	6.500%, 6/15/2022[h]	153,300

	Total	989,427

Utilities (0.6%)
	Alabama Power Company
44,000	2.450%, 3/30/2022	43,768
	Ameren Corporation
65,000	2.700%, 11/15/2020	64,718
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	95,827
	Calpine Corporation
95,000	5.375%, 1/15/2023	95,119
110,000	5.875%, 1/15/2024[h]	112,750
	CenterPoint Energy, Inc.
43,000	2.500%, 9/1/2022	42,121
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	43,623
	Dominion Energy, Inc.
86,000	2.579%, 7/1/2020	85,534
	DTE Energy Company
56,000	3.300%, 6/15/2022	56,485
	Duke Energy Corporation
86,000	2.400%, 8/15/2022	85,016
	Edison International
43,000	2.125%, 4/15/2020	42,673
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,951
	Eversource Energy
43,000	2.500%, 3/15/2021	42,755
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	52,577
65,000	2.950%, 1/15/2020	64,927
	FirstEnergy Corporation
66,000	2.850%, 7/15/2022	65,559
	Fortis, Inc.
60,000	2.100%, 10/4/2021	58,701
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	55,000
	NextEra Energy Operating Partners, LP
230,000	4.500%, 9/15/2027[h]	224,250
	NiSource, Inc.
56,000	3.650%, 6/15/2023	56,994
250,000	5.650%, 6/15/2023[b,k]	243,750
	NRG Energy, Inc., Convertible
125,000	2.750%, 6/1/2048[h]	142,153
	Pinnacle West Capital Corporation
42,000	2.250%, 11/30/2020	41,555
	PPL Capital Funding, Inc.
60,000	3.500%, 12/1/2022	60,301
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	54,753
	Sempra Energy
25,000	2.400%, 3/15/2020	24,869
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,413
	Southern Company
43,000	2.350%, 7/1/2021	42,503
	TerraForm Power Operating, LLC
190,000	5.000%, 1/31/2028[h]	183,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (25.2%)	Value
Utilities (0.6%) - continued
	TransCanada Trust
$350,000	5.875%, 8/15/2076[b]	$355,093

	Total	2,581,088

	Total Long-Term Fixed Income (cost $103,850,237)	104,544,697

Shares	Registered Investment Companies (8.0%)	Value
Affiliated (6.7%)
2,912,362	Thrivent Core Emerging Markets Debt Fund	27,667,442

	Total	27,667,442

Unaffiliated (1.3%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	167,031
17,521	BlackRock Resources & Commodities Strategy Trust	143,147
17,500	Invesco Senior Loan ETF	396,200
28,600	Invesco Variable Rate Preferred ETF	702,988
2,268	iShares Dow Jones U.S. Real Estate Index Fund ETF	197,407
7,785	iShares iBoxx $ High Yield Corporate Bond ETF[i]	673,169
3,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	357,180
1,546	iShares Russell 2000 Index Fund	236,677
1,149	iShares Russell 2000 Value Index Fund	137,765
39,971	MFS Intermediate Income Trust	151,890
2,146	SPDR S&P Retail ETF[i]	96,591
772	SPDR S&P Semiconductor ETF	60,610
42,782	Templeton Global Income Fund	269,527
383	VanEck Vectors Semiconductor ETF	40,724
18,123	Vanguard Real Estate ETF	1,575,070
2,000	Vanguard Short-Term Corporate Bond ETF	159,520
52,526	Western Asset High Income Opportunity Fund, Inc.	253,700

	Total	5,619,196

	Total Registered Investment Companies (cost $33,763,430)	33,286,638

Shares	Preferred Stock (1.0%)	Value
Consumer Staples (0.1%)
12,800	CHS, Inc., 7.100%[b,k]	339,584

	Total	339,584

Energy (0.2%)
45,708	Crestwood Equity Partners, LP, 9.250%[k]	425,532
13,370	NuStar Logistics, LP, 9.521%[b]	336,122

	Total	761,654

Financials (0.5%)
3,174	Agribank FCB, 6.875%[b,k]	326,922
2,485	CoBank ACB, 6.250%[b,k]	252,150
6,957	Federal National Mortgage Association, 0.000%[g,k]	71,866
380	First Tennessee Bank NA, 3.750%[b,h,k]	277,714
7,800	GMAC Capital Trust I, 8.46875%[b]	203,112
3,700	Hartford Financial Services Group, Inc., 7.875%[b]	105,043

Shares	Preferred Stock (1.0%)	Value
Financials (0.5%) - continued
6,200	Morgan Stanley, 7.125%[b,k]	$174,344
420	Wells Fargo & Company, Convertible, 7.500%[k]	542,787

	Total	1,953,938

Health Care (0.1%)
320	Danaher Corporation, Convertible, 4.750%	336,957

	Total	336,957

Industrials (0.1%)
261	Fortive Corporation, Convertible, 5.000%	273,802

	Total	273,802

Real Estate (<0.1%)
8,706	Colony Capital, Inc., 8.750%[k]	219,130

	Total	219,130

Utilities (<0.1%)
3,200	NiSource, Inc., 6.500%[b,k]	84,320
142	Sempra Energy, Convertible, 6.000%	15,010

	Total	99,330

	Total Preferred Stock (cost $3,896,512)	3,984,395

Shares	Collateral Held for Securities Loaned (1.1%)	Value
4,400,151	Thrivent Cash Management Trust	4,400,151

	Total Collateral Held for Securities Loaned (cost $4,400,151)	4,400,151

Shares or Principal Amount	Short-Term Investments (8.6%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.380%, 4/8/2019[n,o]	199,906
700,000	2.385%, 4/10/2019[n,o]	699,576
400,000	2.400%, 4/15/2019[n,o]	399,624
200,000	2.415%, 5/8/2019[n,o]	199,503
	Thrivent Core Short-Term Reserve Fund
3,394,026	2.730%	33,940,263

	Total Short-Term Investments (cost $35,438,684)	35,438,872

	Total Investments (cost $427,569,514) 106.1%	$439,287,018

	Other Assets and Liabilities, Net (6.1%)	(25,256,691)

	Total Net Assets 100.0%	$414,030,327

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	Non-income producing security.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $37,698,233 or 9.1% of total net assets.

i	All or a portion of the security is on loan.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	All or a portion of the security is insured or guaranteed.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of March 29, 2019:

Securities Lending Transactions

Common Stock	$2,230,181
Long-Term Fixed Income	932,016
Total lending	$3,162,197
Gross amount payable upon return of collateral for securities loaned	$4,400,151
Net amounts due to counterparty	$1,237,954

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,360,233	–	960,529	1,399,704
Capital Goods	3,966,513	–	3,532,600	433,913
Communications Services	15,888,980	–	15,155,214	733,766
Consumer Cyclical	8,153,945	–	6,490,309	1,663,636
Consumer Non-Cyclical	12,044,525	–	11,463,974	580,551
Energy	4,701,412	–	4,318,307	383,105
Financials	10,402,791	–	10,402,791	–
Technology	4,357,870	–	4,357,870	–
Utilities	2,693,150	–	2,693,150	–
Common Stock
Communications Services	12,040,036	8,601,303	3,438,733	–
Consumer Discretionary	20,324,027	11,946,986	8,377,041	–
Consumer Staples	14,308,780	7,229,891	7,078,889	–
Energy	8,661,480	7,439,988	1,221,492	–
Financials	30,632,496	25,063,922	5,568,574	–
Health Care	26,976,095	22,189,141	4,786,954	–
Industrials	26,272,265	19,846,723	6,425,542	–
Information Technology	35,259,428	30,207,487	5,051,941	–
Materials	9,075,310	3,834,117	5,241,193	–
Real Estate	5,615,938	2,852,037	2,763,901	–
Utilities	3,896,991	2,485,134	1,411,857	–
Long-Term Fixed Income
Asset-Backed Securities	10,355,463	–	10,355,463	–
Basic Materials	2,338,606	–	2,338,606	–
Capital Goods	3,952,096	–	3,952,096	–
Collateralized Mortgage Obligations	17,074,934	–	17,074,934	–
Commercial Mortgage-Backed Securities	456,329	–	456,329	–
Communications Services	7,843,884	–	7,843,884	–
Consumer Cyclical	4,830,805	–	4,830,805	–
Consumer Non-Cyclical	5,731,089	–	5,731,089	–
Energy	6,378,558	–	6,378,558	–
Financials	15,556,163	–	14,666,045	890,118
Mortgage-Backed Securities	20,904,587	–	20,904,587	–
Technology	5,551,668	–	5,551,668	–
Transportation	989,427	–	989,427	–
Utilities	2,581,088	–	2,581,088	–
Registered Investment Companies
Unaffiliated	5,619,196	5,619,196	–	–
Preferred Stock
Consumer Staples	339,584	339,584	–	–
Energy	761,654	761,654	–	–
Financials	1,953,938	1,349,302	604,636	–
Health Care	336,957	336,957	–	–
Industrials	273,802	273,802	–	–
Real Estate	219,130	219,130	–	–
Utilities	99,330	99,330	–	–
Short-Term Investments	1,498,609	–	1,498,609	–
Subtotal Investments in Securities	$373,279,162	$150,695,684	$216,498,685	$6,084,793
Other Investments *	Total
Affiliated Registered Investment Companies	27,667,442
Affiliated Short-Term Investments	33,940,263
Collateral Held for Securities Loaned	4,400,151
Subtotal Other Investments	$66,007,856

Total Investments at Value	$439,287,018

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	530,604	530,604	–	–
Total Asset Derivatives	$530,604	$530,604	$–	$–
Liability Derivatives
Futures Contracts	131,136	131,136	–	–
Total Liability Derivatives	$131,136	$131,136	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $1,498,609 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	61	June 2019	$7,483,181	$94,163
CBOT 2-Yr. U.S. Treasury Note	7	June 2019	1,486,318	5,338
CBOT U.S. Long Bond	16	June 2019	2,322,052	72,448
CME E-mini Russell 2000 Index	30	June 2019	2,313,590	2,110
CME E-mini S&P 500 Index	29	June 2019	4,011,173	103,637
CME Ultra Long Term U.S. Treasury Bond	10	June 2019	1,606,127	73,873
ICE US mini MSCI Emerging Markets Index	153	June 2019	7,910,075	179,035
Total Futures Long Contracts			$27,132,516	$530,604
CBOT 5-Yr. U.S. Treasury Note	(3)	June 2019	($344,170)	($3,314)
ICE mini MSCI EAFE Index	(88)	June 2019	(8,084,338)	(127,822)
Total Futures Short Contracts			($8,428,508)	($131,136)
Total Futures Contracts			$18,704,008	$399,468

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$26,264	$307	$–	2,912	$27,667	6.7%
Total Affiliated Registered Investment Companies	26,264				27,667	6.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	39,017	31,015	36,092	3,394	33,940	8.2
Total Affiliated Short-Term Investments	39,017				33,940	8.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	3,132	13,063	11,795	4,400	4,400	1.1
Total Collateral Held for Securities Loaned	3,132				4,400	1.1
Total Value	$68,413				$66,007

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$1,096	–	$307
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	258
Total Income from Affiliated Investments				$565
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	6
Total Affiliated Income from Securities Loaned, Net				$6
Total Value	$–	$1,096	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Basic Materials (0.6%)
	Ball Metalpack Finco, LLC, Term Loan
$138,950	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	$138,255
	Big River Steel, LLC, Term Loan
556,525	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	557,916
	Chemours Company, Term Loan
440,550	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	435,180
	Contura Energy, Inc., Term Loan
1,387,437	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	1,370,095
	Peabody Energy Corporation, Term Loan
623,700	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b,c]	620,581
	Pixelle Specialty Solutions, LLC, Term Loan
748,125	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	724,746
	Starfruit US Holdco, LLC, Term Loan
470,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	462,659

	Total	4,309,432

Capital Goods (0.8%)
	Advanced Disposal Services, Inc., Term Loan
491,580	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	489,122
	GFL Environmental, Inc., Term Loan
1,496,693	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,444,069
	Natgasoline, LLC, Term Loan
598,500	6.125%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	598,500
	Navistar, Inc., Term Loan
1,014,750	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,010,102
	Sotera Health Holdings, LLC, Term Loan
841,937	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	826,505
	Vertiv Group Corporation, Term Loan
1,437,973	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,348,100

	Total	5,716,398

Communications Services (3.2%)
	Altice France SA, Term Loan
442,125	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	410,624
	CBS Radio, Inc., Term Loan
1,100,000	5.249%, (LIBOR 1M + 2.750%), 11/17/2024[b]	1,068,100
	CenturyLink, Inc., Term Loan
1,659,000	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,624,791
	Charter Communications Operating, LLC, Term Loan
1,002,312	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	994,795

Principal Amount	Bank Loans (12.6%)[a]	Value
Communications Services (3.2%) - continued
	CommScope Inc., Term Loan
$1,270,000	0.000%, (LIBOR 3M + 3.250%), 2/7/2026[b,d,e]	$1,267,879
	CSC Holdings, LLC, Term Loan
810,562	4.734%, (LIBOR 1M + 2.250%), 7/17/2025[b]	786,391
1,500,000	5.591%, (LIBOR 3M + 3.000%), 4/15/2027[b]	1,490,625
	Frontier Communications Corporation, Term Loan
1,245,599	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,214,459
	Gray Television, Inc., Term Loan
463,668	4.732%, (LIBOR 1M + 2.250%), 2/7/2024[b]	457,409
538,650	4.982%, (LIBOR 1M + 2.500%), 1/2/2026[b]	532,256
	HCP Acquisition, LLC, Term Loan
846,950	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	833,450
	Intelsat Jackson Holdings SA, Term Loan
810,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	797,089
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,235,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	1,221,884
245,000	9.234%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	237,650
	Mediacom Illinois, LLC, Term Loan
460,350	4.160%, (LIBOR 1W + 1.750%), 2/15/2024[b]	453,445
	NEP Group, Inc., Term Loan
997,500	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b,d,e]	987,774
	SBA Senior Finance II, LLC, Term Loan
660,013	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	645,373
	Sprint Communications, Inc., Term Loan
1,783,600	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,734,551
957,600	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	942,039
	Syniverse Holdings, Inc., Term Loan
277,200	7.484%, (LIBOR 1M + 5.000%), 3/9/2023[b]	253,915
	TNS, Inc., Term Loan
767,703	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	756,955
	Unitymedia Finance, LLC, Term Loan
960,000	4.734%, (LIBOR 1M + 2.250%), 1/15/2026[b]	948,538
	Univision Communications, Inc., Term Loan
1,360,244	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,279,568
	Virgin Media Bristol, LLC, Term Loan
1,275,000	4.984%, (LIBOR 1M + 2.500%), 1/15/2026[b]	1,260,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Communications Services (3.2%) - continued
	WideOpenWest Finance, LLC, Term Loan
$761,405	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	$731,901
	Windstream Services, LLC, Term Loan
535,000	0.000%, (LIBOR 3M + 4.500%), 2/26/2021[b,d,e]	533,497
282,830	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	283,050

	Total	23,748,435

Consumer Cyclical (1.6%)
	Boyd Gaming Corporation, Term Loan
377,264	4.658%, (LIBOR 1W + 2.250%), 9/15/2023[b]	373,612
	Cengage Learning, Inc., Term Loan
1,157,242	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,038,624
	Eldorado Resorts, Inc., Term Loan
277,128	4.875%, (LIBOR 2M + 2.250%), 4/17/2024[b]	274,356
	Four Seasons Hotels, Ltd., Term Loan
775,088	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	768,144
	Golden Entertainment, Inc., Term Loan
1,407,187	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,393,116
225,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	219,375
	Golden Nugget, LLC, Term Loan
1,070,574	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,059,034
	KAR Auction Services, Inc., Term Loan
329,266	5.125%, (LIBOR 3M + 2.500%), 3/9/2023[b,c]	328,032
	Men’s Warehouse, Inc., Term Loan
606,935	5.739%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	579,623
	Mohegan Gaming and Entertainment, Term Loan
1,167,005	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,102,819
	Scientific Games International, Inc., Term Loan
2,547,068	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	2,477,940
	Stars Group Holdings BV, Term Loan
1,393,743	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,389,938
	Tenneco, Inc., Term Loan
458,850	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	437,055
	Wyndham Hotels & Resorts, Inc., Term Loan
532,325	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	524,755

	Total	11,966,423

Principal Amount	Bank Loans (12.6%)[a]	Value
Consumer Non-Cyclical (2.3%)
	Air Medical Group Holdings, Inc., Term Loan
$2,212,000	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	$2,080,209
241,937	6.736%, (LIBOR 1M + 4.250%), 3/14/2025[b]	227,119
	Albertson’s, LLC, Term Loan
699,311	5.609%, (LIBOR 3M + 3.000%), 12/21/2022[b]	693,290
947,604	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	938,488
1,092,263	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	1,077,451
	Amneal Pharmaceuticals, LLC, Term Loan
873,197	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	869,922
	Bausch Health Companies, Inc., Term Loan
1,614,125	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,602,600
	Endo International plc, Term Loan
1,997,882	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,957,605
	Grifols Worldwide Operations USA, Inc., Term Loan
744,800	4.660%, (LIBOR 1W + 2.250%), 1/31/2025[b]	739,527
	JBS USA LUX SA, Term Loan
1,685,600	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	1,672,334
	Libbey Glass, Inc., Term Loan
264,939	5.493%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	235,796
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,952,186	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,791,131
	MPH Acquisition Holdings, LLC, Term Loan
723,523	5.351%, (LIBOR 3M + 2.750%), 6/7/2023[b]	699,336
	Ortho-Clinical Diagnostics SA, Term Loan
960,400	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	923,982
	Plantronics, Inc., Term Loan
413,581	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	405,309
	Revlon Consumer Products Corporation, Term Loan
695,729	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	502,086

	Total	16,416,185

Energy (1.0%)
	BCP Raptor II, LLC, Term Loan
565,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	532,795
	Calpine Corporation, Term Loan
792,647	5.110%, (LIBOR 3M + 2.500%), 1/15/2024[b]	784,142
	CONSOL Energy, Inc., Term Loan
600,000	0.000%, (LIBOR 3M + 2.500%), 3/28/2024[b,d,e]	606,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (12.6%)[a]	Value
Energy (1.0%) - continued
	Consolidated Energy Finance SA, Term Loan
$466,475	4.989%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	$450,148
	Fieldwood Energy, LLC, Term Loan
600,000	0.000%, (LIBOR 1M + 5.250%), 4/11/2022[b,d,e]	576,000
	HFOTCO, LLC, Term Loan
1,369,650	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,361,090
	McDermott Technology (Americas), Inc., Term Loan
1,277,100	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,221,367
	Radiate Holdco, LLC, Term Loan
2,093,300	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,043,605

	Total	7,575,897

Financials (1.9%)
	Air Methods Corporation, Term Loan
709,895	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	530,206
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,039,746	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	1,030,275
	Cyxtera DC Holdings, Inc., Term Loan
216,150	5.600%, (LIBOR 3M + 3.000%), 5/1/2024[b]	208,946
135,000	9.860%, (LIBOR 3M + 7.250%), 5/1/2025[b]	122,175
	Digicel International Finance, Ltd., Term Loan
1,313,337	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,163,131
	Genworth Holdings, Inc., Term Loan
238,200	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	237,457
	GGP Nimbus LP, Term Loan
1,313,400	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,262,506
	Grizzly Finco, Term Loan
995,000	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	990,771
	Harland Clarke Holdings Corporation, Term Loan
1,161,958	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,039,952
	Level 3 Parent, LLC, Term Loan
1,600,000	4.736%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,579,664
	MoneyGram International, Inc., Term Loan
611,372	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b,d,e]	571,633
	Sable International Finance, Ltd., Term Loan
2,345,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	2,334,752
	Trans Union, LLC, Term Loan
811,575	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	803,313

Principal Amount	Bank Loans (12.6%)[a]	Value
Financials (1.9%) - continued
	Tronox Blocked Borrower, LLC, Term Loan
$614,191	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	$610,929
	Tronox Finance, LLC, Term Loan
1,326,506	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,319,462

	Total	13,805,172

Technology (0.7%)
	First Data Corporation, Term Loan
2,150,000	4.486%, (LIBOR 1M + 2.000%), 4/26/2024[b]	2,143,249
	Micron Technology, Inc., Term Loan
539,453	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	538,509
	Rackspace Hosting, Inc., Term Loan
2,095,880	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b,d,e]	1,958,222
	SS&C Technologies Holdings Europe SARL, Term Loan
298,303	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	295,547
	SS&C Technologies, Inc., Term Loan
414,888	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	411,054

	Total	5,346,581

Utilities (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,616,212	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,563,686
	Core and Main, LP, Term Loan
636,937	5.626%, (LIBOR 3M + 3.000%), 8/1/2024[b]	631,097
	EnergySolutions, LLC, Term Loan
431,738	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	379,208
	Talen Energy Supply, LLC, Term Loan
524,031	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	518,465
	TerraForm Power Operating, LLC, Term Loan
395,990	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	385,595

	Total	3,478,051

	Total Bank Loans (cost $94,687,799)	92,362,574

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Asset-Backed Securities (5.4%)
	Apidos CLO XXIV
1,570,000	4.211%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	1,549,488
	Babson CLO, Ltd.
1,400,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	1,376,159
	Business Jet Securities, LLC
1,604,495	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	1,624,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Asset-Backed Securities (5.4%) - continued
	Cent CLO, LP
$1,950,000	4.790%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	$1,946,845
	Foundation Finance Trust
687,649	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	687,101
	Harley Marine Financing, LLC
1,316,250	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,131,975
	Lehman XS Trust
747,424	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bh	680,584
	Lendmark Funding Trust
1,600,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ag	1,586,252
	Madison Park Funding XIV, Ltd.
1,450,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,435,665
	Myers Park CLO, Ltd.
1,425,000	3.738%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,406,938
	Neuberger Berman CLO XIV, Ltd.
1,187,500	6.415%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DRb,g	1,171,450
	Neuberger Berman CLO, Ltd.
475,000	6.411%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DRb,g	465,563
	Octagon Investment Partners XX, Ltd.
975,000	6.248%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DRb,g	975,904
	OHA Credit Funding 1, Ltd.
1,215,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,199,709
	OZLM Funding II, Ltd.
2,435,000	4.251%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	2,419,633
	OZLM IX, Ltd.
1,875,000	4.019%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	1,879,404
	Palmer Square Loan Funding, Ltd.
1,000,000	4.848%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,e,g	1,000,000
	Park Avenue Institutional Advisers CLO, Ltd.
2,400,000	3.992%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	2,362,399
	Preston Ridge Partners Mortgage Trust, LLC
250,909	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	252,968
1,261,967	3.750%, 4/25/2023, Ser. 2018-1A, Class A1[b,g]	1,260,129

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Asset-Backed Securities (5.4%) - continued
	Pretium Mortgage Credit Partners, LLC
$1,111,928	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[g,h]	$1,121,404
	Saxon Asset Securities Trust
184,047	6.000%, 8/25/2035, Ser. 2004-2, Class MF2	175,568
	Sound Point CLO X, Ltd.
1,150,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	1,123,036
	Sound Point CLO XXI, Ltd.
2,400,000	3.864%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	2,361,336
	Spirit Master Funding, LLC
1,885,456	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	1,925,120
	THL Credit Wind River CLO, Ltd.
1,250,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,219,430
3,750,000	4.211%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2[b,g]	3,690,510
	Vericrest Opportunity Loan Transferee
1,400,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	1,409,749

	Total	39,438,656

Basic Materials (1.2%)
	Alcoa Nederland Holding BV
735,000	6.750%, 9/30/2024[g]	777,263
	Anglo American Capital plc
216,000	4.125%, 9/27/2022[g]	218,959
	ArcelorMittal SA
115,000	6.125%, 6/1/2025	127,543
	BHP Billiton Finance USA, Ltd.
480,000	6.750%, 10/19/2075[b,g]	531,384
	BWAY Holding Company
760,000	5.500%, 4/15/2024[g]	754,528
	CF Industries, Inc.
860,000	3.450%, 6/1/2023	834,200
	E.I. du Pont de Nemours and Company
216,000	2.200%, 5/1/2020	215,231
	Element Solutions, Inc.
545,000	5.875%, 12/1/2025[g]	546,962
	First Quantum Minerals, Ltd.
86,000	7.000%, 2/15/2021[g]	87,451
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	111,240
	Novelis Corporation
950,000	5.875%, 9/30/2026[g]	945,250
	Olin Corporation
900,000	5.125%, 9/15/2027[i]	910,125
	Packaging Corporation of America
164,000	2.450%, 12/15/2020	162,897
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[g]	725,630
	Sherwin-Williams Company
216,000	2.250%, 5/15/2020	214,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Basic Materials (1.2%) - continued
	Syngenta Finance NV
$200,000	3.933%, 4/23/2021[g]	$200,963
	Trinseo Materials Operating SCA
820,000	5.375%, 9/1/2025[g]	776,950
	Vale Overseas, Ltd.
70,000	4.375%, 1/11/2022	71,365
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[g]	169,443

	Total	8,382,121

Capital Goods (1.9%)
	AECOM
1,105,000	5.875%, 10/15/2024	1,164,394
	Aerojet Rocketdyne Holdings, Inc., Convertible
96,000	2.250%, 12/15/2023	142,452
	Bombardier, Inc.
925,000	7.500%, 3/15/2025[g]	952,750
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[g]	821,966
	Caterpillar Financial Services Corporation
161,000	1.850%, 9/4/2020	159,211
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[g]	793,988
	Chart Industries, Inc., Convertible
103,000	1.000%, 11/15/2024[g]	167,688
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	162,506
	CNH Industrial Capital, LLC
165,000	4.875%, 4/1/2021	169,537
	Covanta Holding Corporation
1,000,000	6.000%, 1/1/2027	997,500
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	737,300
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	455,100
	Fortive Corporation, Convertible
148,000	0.875%, 2/15/2022[g]	155,556
	General Electric Company
745,000	5.000%, 1/21/2021[b,j]	694,377
	H&E Equipment Services, Inc.
860,000	5.625%, 9/1/2025	857,850
	L3 Technologies, Inc.
280,000	4.950%, 2/15/2021	289,312
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,790
	Owens-Brockway Glass Container, Inc.
1,070,000	5.000%, 1/15/2022[g]	1,096,750
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[g]	1,143,281
	Rockwell Collins, Inc.
112,000	2.800%, 3/15/2022	111,760
	Roper Technologies, Inc.
270,000	2.800%, 12/15/2021	269,180
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[g]	188,238
	Textron Financial Corporation
1,350,000	4.419%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	1,026,000
	Textron, Inc.
137,000	7.250%, 10/1/2019	139,925

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Capital Goods (1.9%) - continued
	TTM Technologies, Inc., Convertible
$189,000	1.750%, 12/15/2020	$245,619
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	797,550
	United Technologies Corporation
237,000	3.950%, 8/16/2025	246,303

	Total	14,055,883

Collateralized Mortgage Obligations (8.8%)
	Alternative Loan Trust
599,031	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	501,065
	Antler Mortgage Trust
1,250,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	1,249,592
2,400,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	2,396,371
	Banc of America Alternative Loan Trust
212,857	2.986%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	187,994
913,703	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	864,606
	Bear Stearns Adjustable Rate Mortgage Trust
85,805	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	86,850
	Bellemeade Re 2018-1, Ltd.
2,400,000	4.086%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	2,409,726
	Cascade Funding Mortgage Trust
1,188,664	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	1,192,420
1,739,724	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,c,g	1,768,065
	CHL Mortgage Pass-Through Trust
1,159,700	3.851%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	1,056,585
410,530	4.190%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	397,201
1,500,602	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,271,582
	CIM Trust
1,036,911	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	1,090,143
	Citicorp Mortgage Securities Trust
177,250	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	169,728
	Citigroup Mortgage Loan Trust, Inc.
194,899	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	195,392
418,551	5.005%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	352,656
	COLT Mortgage Loan Trust
180,406	2.750%, 9/25/2046, Ser. 2016-2, Class A1[b,g]	179,847
	Countrywide Alternative Loan Trust
130,529	2.886%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	124,587
277,943	3.680%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	240,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
$382,404	3.939%, 10/25/2035, Ser. 2005-43, Class 1A1[b]	$366,522
212,680	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	194,450
135,552	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	109,624
1,048,167	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	643,554
100,963	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	95,646
	Countrywide Home Loan Mortgage Pass Through Trust
542,225	4.052%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	476,083
	CSMC Mortgage-Backed Trust
517,798	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	433,585
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,084,193	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,107,779
	Federal Home Loan Mortgage Corporation
2,132,911	2.500%, 12/15/2022, Ser. 4155, Class AIk	74,411
958,942	2.500%, 5/15/2027, Ser. 4106, Class HIk	56,241
1,230,000	2.500%, 2/15/2028, Ser. 4162, Class AIk	90,373
3,812,581	2.500%, 3/15/2028, Ser. 4177, Class EIk	282,457
1,830,535	3.000%, 4/15/2028, Ser. 4193, Class AIk	145,278
1,827,515	3.000%, 2/15/2033, Ser. 4170, Class IGk	198,388
	Federal Home Loan Mortgage Corporation - REMIC
4,042,495	3.000%, 7/15/2027, Ser. 4074, Class IOk	319,258
	Federal National Mortgage Association
1,743,729	2.500%, 2/25/2028, Ser. 2013-46, Class CIk	109,013
1,235,967	3.000%, 4/25/2028, Ser. 2013-30, Class DIk	112,648
1,607,249	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	194,847
	Federal National Mortgage Association - REMIC
7,219,282	3.000%, 8/25/2027, Ser. 2012-95, Class HIk	527,806
2,611,448	2.500%, 1/25/2028, Ser. 2012-152, Class AIk	185,056
6,731,538	3.000%, 1/25/2028, Ser. 2012-147, Class EIk	531,749
	First Horizon Alternative Mortgage Securities Trust
367,433	4.298%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	347,438
376,438	4.266%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	368,365

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	First Horizon Mortgage Pass-Through Trust
$338,806	4.518%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	$270,120
	Foundation Finance Trust
1,000,000	3.860%, 11/15/2034, Ser. 2019-1A, Class Ag	999,845
	GMAC Mortgage Corporation Loan Trust
684,256	3.996%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	645,871
	Government National Mortgage Association
1,251,754	4.000%, 1/16/2027, Ser. 2012-3, Class IOk	104,984
	Greenpoint Mortgage Funding Trust
451,840	2.686%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	400,567
	GSAA Home Equity Trust
728,346	2.756%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	697,254
	Impac Secured Assets Trust
1,268,979	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,072,863
	IndyMac IMJA Mortgage Loan Trust
535,323	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	404,951
	IndyMac INDX Mortgage Loan Trust
1,189,224	2.696%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,097,154
	J.P. Morgan Alternative Loan Trust
694,092	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	581,109
	J.P. Morgan Mortgage Trust
133,537	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	146,164
546,810	4.579%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	493,212
519,260	4.240%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	451,910
	Legacy Mortgage Asset Trust
1,756,663	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	1,766,888
	Lehman Mortgage Trust
254,967	3.236%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	193,492
	Master Asset Securitization Trust
841,645	2.986%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	376,096
	MASTR Alternative Loans Trust
289,833	2.936%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	128,525
	Merrill Lynch Alternative Note Asset Trust
400,932	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	307,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	Merrill Lynch Mortgage Investors Trust
$856,731	3.978%, 6/25/2035, Ser. 2005-A5, Class M1[b]	$854,312
	MortgageIT Trust
1,241,710	2.686%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,111,082
	Oak Hill Advisors Residential Loan Trust
609,668	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	608,826
	Oaktown Re II, Ltd.
2,000,000	4.036%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,g]	1,994,789
	Preston Ridge Partners Mortgage, LLC
490,250	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	494,170
	Pretium Mortgage Credit Partners, LLC
1,546,130	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,551,374
	Radnor RE, Ltd.
1,250,000	3.886%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	1,247,619
1,700,000	5.186%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,g]	1,698,288
	RCO 2017-INV1 Trust
1,185,734	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	1,167,611
	Renaissance Home Equity Loan Trust
1,173,828	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	663,924
	Residential Accredit Loans, Inc. Trust
372,292	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	361,966
535,939	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	494,883
1,037,860	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	805,606
445,422	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	412,409
768,769	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	703,995
471,080	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	443,592
202,812	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	182,918
	Residential Asset Securitization Trust
534,669	6.193%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	447,325
657,853	3.386%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	644,765
803,471	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	812,359
	Residential Funding Mortgage Security I Trust
1,093,191	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	1,022,158

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	Sequoia Mortgage Trust
$965,028	3.805%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	$782,648
	Starwood Mortgage Residential Trust
1,743,717	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	1,769,965
	Structured Adjustable Rate Mortgage Loan Trust
357,232	4.164%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	329,797
217,028	4.296%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	190,789
	Structured Asset Mortgage Investments, Inc.
849,303	2.796%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	819,067
	Toorak Mortgage Corporation
1,500,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g]	1,499,518
	Toorak Mortgage Corporation 2018- 1, Ltd.
1,750,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	1,752,210
	Vericrest Opportunity Loan Trust
1,300,000	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	1,301,418
	Vericrest Opportunity Loan Trust LXV, LLC
1,200,347	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	1,197,294
	WaMu Mortgage Pass Through Certificates
606,733	3.775%, 8/25/2036, Ser. 2006-AR8, Class 3A2[b]	566,991
769,398	3.454%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	702,381
60,011	3.899%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	56,734
937,772	3.277%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	879,813
967,590	2.375%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	917,103
	Washington Mutual Mortgage Pass Through Certificates
486,434	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	467,162
732,426	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	459,683
350,043	3.317%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	327,041
	Wells Fargo Mortgage Backed Securities Trust
150,948	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	149,712

	Total	64,737,184

Communications Services (3.4%)
	AMC Networks, Inc.
1,080,000	5.000%, 4/1/2024	1,085,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Communications Services (3.4%) - continued
	American Tower Corporation
$60,000	2.800%, 6/1/2020	$59,962
98,000	3.450%, 9/15/2021	99,099
	AT&T, Inc.
452,000	4.450%, 4/1/2024	473,209
	British Sky Broadcasting Group plc
110,000	3.125%, 11/26/2022[g]	111,192
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[g]	1,045,110
700,000	5.500%, 5/1/2026[g]	722,750
	Charter Communications Operating, LLC
311,000	3.579%, 7/23/2020	313,292
120,000	4.500%, 2/1/2024	125,004
120,000	4.908%, 7/23/2025	126,540
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,092,737
	Comcast Corporation
216,000	1.625%, 1/15/2022	210,014
117,000	3.700%, 4/15/2024	120,890
117,000	3.950%, 10/15/2025	122,413
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	141,181
109,000	3.150%, 7/15/2023	108,945
	CSC Holdings, LLC
725,000	5.500%, 5/15/2026[g]	745,155
	Discovery Communications, LLC
216,000	2.950%, 3/20/2023	214,049
	DISH Network Corporation, Convertible
1,113,000	3.375%, 8/15/2026	945,494
	Fox Corporation
229,000	4.030%, 1/25/2024[g]	237,629
	GCI Liberty, Inc., Convertible
983,000	1.750%, 9/30/2046[g]	1,073,588
	Gray Escrow, Inc.
900,000	7.000%, 5/15/2027[g]	956,250
	IAC FinanceCo, Inc., Convertible
692,000	0.875%, 10/1/2022[g]	1,015,713
	Intelsat Jackson Holdings SA
475,000	8.500%, 10/15/2024[g]	461,937
	Level 3 Communications, Inc.
935,000	5.375%, 1/15/2024	952,391
	Level 3 Financing, Inc.
280,000	5.375%, 5/1/2025	283,444
435,000	5.250%, 3/15/2026	433,912
	Liberty Interactive, LLC, Convertible
172,000	3.500%, 1/15/2031	129,458
	Liberty Media Corporation, Convertible
794,000	1.000%, 1/30/2023	889,266
	Moody’s Corporation
108,000	2.750%, 12/15/2021	108,011
	Neptune Finco Corporation
512,000	10.875%, 10/15/2025[g]	591,104
	Netflix, Inc.
905,000	4.875%, 4/15/2028	895,950
	Nexstar Escrow Corporation
716,000	5.625%, 8/1/2024[g]	726,740
	Orange SA
185,000	1.625%, 11/3/2019	183,801
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	661,987

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Communications Services (3.4%) - continued
	Sprint Corporation
$1,710,000	7.625%, 2/15/2025	$1,744,200
	Telefonica Emisiones SAU
230,000	4.570%, 4/27/2023	242,494
	T-Mobile USA, Inc.
940,000	4.500%, 2/1/2026	939,486
	Twitter, Inc., Convertible
387,000	0.250%, 6/15/2024[g]	358,122
	Verizon Communications, Inc.
67,000	2.946%, 3/15/2022	67,273
219,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	219,022
222,000	4.016%, 12/3/2029[g]	229,425
	Viacom, Inc.
161,000	4.250%, 9/1/2023	167,449
270,000	5.875%, 2/28/2057[b]	261,900
	Virgin Media Secured Finance plc
935,000	5.250%, 1/15/2026[g]	940,844
	Vodafone Group plc
600,000	7.000%, 4/4/2079[b,e]	609,851
	World Wrestling Entertainment, Inc., Convertible
253,000	3.375%, 12/15/2023	891,835
	Zayo Group, LLC
940,000	5.750%, 1/15/2027[g]	937,932

	Total	25,073,342

Consumer Cyclical (2.4%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[g]	1,112,212
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	161,124
	BMW U.S. Capital, LLC
145,000	1.500%, 4/11/2019[g]	144,959
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[g]	733,650
	Caesars Entertainment Corporation, Convertible
142,000	5.000%, 10/1/2024	201,832
	Cinemark USA, Inc.
900,000	4.875%, 6/1/2023	915,120
	D.R. Horton, Inc.
160,000	2.550%, 12/1/2020	158,973
	Daimler Finance North America, LLC
150,000	3.288%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	149,766
	Delphi Jersey Holdings plc
925,000	5.000%, 10/1/2025[g]	814,462
	Ford Motor Credit Company, LLC
210,000	1.897%, 8/12/2019	209,118
95,000	2.597%, 11/4/2019	94,724
162,000	3.336%, 3/18/2021	159,557
220,000	5.596%, 1/7/2022	226,969
	General Motors Financial Company, Inc.
162,000	2.650%, 4/13/2020	161,351
110,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	109,156
162,000	4.375%, 9/25/2021	165,472
118,000	4.200%, 11/6/2021	120,252
108,000	3.150%, 6/30/2022	106,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Consumer Cyclical (2.4%) - continued
	Harley-Davidson Financial Services, Inc.
$170,000	4.050%, 2/4/2022[g]	$171,918
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	108,819
65,000	2.625%, 6/1/2022	65,421
	Hyundai Capital America
108,000	2.550%, 4/3/2020[g]	107,232
108,000	2.750%, 9/18/2020[g]	107,178
	L Brands, Inc.
570,000	5.625%, 2/15/2022	592,088
	Landry’s, Inc.
740,000	6.750%, 10/15/2024[g]	743,700
	Lennar Corporation
161,000	2.950%, 11/29/2020	159,994
65,000	4.125%, 1/15/2022	65,487
59,000	4.875%, 12/15/2023	60,770
1,180,000	4.500%, 4/30/2024	1,196,756
	Live Nation Entertainment, Inc.
520,000	5.375%, 6/15/2022[g]	526,500
470,000	5.625%, 3/15/2026[g]	485,275
	Macy’s Retail Holdings, Inc.
45,000	3.875%, 1/15/2022	45,452
67,000	2.875%, 2/15/2023	64,886
	McDonald’s Corporation
226,000	3.350%, 4/1/2023	230,742
	MGM Resorts International
775,000	6.000%, 3/15/2023	817,625
875,000	5.750%, 6/15/2025	906,719
	Navistar International Corporation
855,000	6.625%, 11/1/2025[g]	868,894
	New Red Finance, Inc.
800,000	4.250%, 5/15/2024[g]	792,000
	Prime Security Services Borrower, LLC
730,000	9.250%, 5/15/2023[g]	766,500
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	69,882
	ServiceMaster Company, LLC
930,000	5.125%, 11/15/2024[g]	933,488
	Six Flags Entertainment Corporation
770,000	4.875%, 7/31/2024[g]	757,969
	Starbucks Corporation
115,000	2.100%, 2/4/2021	113,975
	Visa, Inc.
70,000	2.200%, 12/14/2020	69,686
	Volkswagen Group of America Finance, LLC
200,000	4.250%, 11/13/2023[g]	206,157
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[g]	1,127,100

	Total	17,907,874

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	215,067
113,000	3.400%, 11/30/2023	115,377
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	215,350
108,000	2.900%, 11/6/2022	107,764
	Albertson’s Companies, LLC
1,000,000	6.625%, 6/15/2024	1,010,000
	Altria Group, Inc.
226,000	4.400%, 2/14/2026	232,774

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Amgen, Inc.
$225,000	3.875%, 11/15/2021	$231,085
	Anheuser-Busch InBev Finance, Inc.
108,000	3.300%, 2/1/2023	109,591
	BAT Capital Corporation
109,000	2.297%, 8/14/2020	107,932
110,000	2.764%, 8/15/2022	108,226
	Bayer U.S. Finance, LLC
220,000	2.375%, 10/8/2019[g]	219,271
	Bayer US Finance II, LLC
235,000	3.500%, 6/25/2021[g]	235,982
	Becton, Dickinson and Company
216,000	3.125%, 11/8/2021	216,924
	Boston Scientific Corporation
226,000	3.450%, 3/1/2024	230,190
	Bunge, Ltd. Finance Corporation
70,000	3.500%, 11/24/2020	70,348
	Cardinal Health, Inc.
110,000	1.948%, 6/14/2019	109,803
	Cardtronics, Inc., Convertible
307,000	1.000%, 12/1/2020	303,738
	Celgene Corporation
177,000	3.625%, 5/15/2024	180,048
	Centene Corporation
920,000	4.750%, 1/15/2025	938,400
	Cigna Corporation
235,000	4.125%, 11/15/2025[g]	243,302
	Conagra Brands, Inc.
118,000	3.800%, 10/22/2021	120,190
118,000	4.300%, 5/1/2024	122,290
	CVS Health Corporation
218,000	3.350%, 3/9/2021	219,776
108,000	2.750%, 12/1/2022	106,546
327,000	3.700%, 3/9/2023	332,225
	Energizer Holdings, Inc.
950,000	6.375%, 7/15/2026[g,i]	973,750
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	112,841
	Forest Laboratories, LLC
53,000	4.875%, 2/15/2021[g]	54,535
	HCA, Inc.
430,000	5.250%, 6/15/2026	461,055
575,000	4.500%, 2/15/2027	590,968
	J.M. Smucker Company
110,000	2.200%, 12/6/2019	109,526
	JBS USA, LLC
390,000	5.875%, 7/15/2024[g]	400,725
780,000	5.750%, 6/15/2025[g]	799,500
	Kellogg Company
220,000	3.125%, 5/17/2022	220,944
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	214,285
112,000	4.000%, 6/15/2023	115,270
	Kroger Company
110,000	2.800%, 8/1/2022	109,481
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	4,989
	Maple Escrow Subsidiary, Inc.
224,000	3.551%, 5/25/2021[g]	226,440
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	70,172
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	184,251

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Mondelez International Holdings Netherlands BV
$162,000	2.000%, 10/28/2021[g]	$157,936
	Mylan NV
112,000	3.150%, 6/15/2021	111,756
	Mylan, Inc.
111,000	3.125%, 1/15/2023[g]	108,484
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[g]	200,151
	Perrigo Finance Unlimited Company
254,000	4.375%, 3/15/2026	247,689
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[g]	768,550
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,053
	Shire Acquisitions Investments Ireland Designated Activity Company
225,000	1.900%, 9/23/2019	224,027
216,000	2.400%, 9/23/2021	213,535
	Simmons Foods, Inc.
840,000	5.750%, 11/1/2024[g]	737,100
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[g]	160,865
	Spectrum Brands, Inc.
700,000	5.750%, 7/15/2025	705,250
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	738,594
	Tenet Healthcare Corporation
1,005,000	8.125%, 4/1/2022	1,081,229
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	190,710
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	515,590
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	102,376
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	71,530
	VRX Escrow Corporation
1,800,000	6.125%, 4/15/2025[g]	1,782,000
	Zimmer Biomet Holdings, Inc.
167,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	166,437
	Zoetis, Inc.
161,000	3.450%, 11/13/2020	162,487

	Total	19,232,280

Energy (3.2%)
	Alliance Resource Operating Partners, LP
760,000	7.500%, 5/1/2025[g]	791,350
	Anadarko Petroleum Corporation
48,000	4.850%, 3/15/2021	49,765
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	261,378
500,000	5.625%, 6/1/2023	506,875
	BP Capital Markets America, Inc.
442,000	2.520%, 9/19/2022	437,900
	BP Capital Markets plc
108,000	2.315%, 2/13/2020	107,734
	Canadian Natural Resources, Ltd.
110,000	2.950%, 1/15/2023	109,229
	Canadian Oil Sands, Ltd.
108,000	9.400%, 9/1/2021[g]	120,213

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Energy (3.2%) - continued
	Cheniere Corpus Christi Holdings, LLC
$800,000	7.000%, 6/30/2024	$903,040
	Cheniere Energy Partners, LP
1,120,000	5.625%, 10/1/2026[g]	1,148,000
	Chesapeake Energy Corporation
925,000	7.000%, 10/1/2024[i]	922,687
	Continental Resources, Inc.
86,000	5.000%, 9/15/2022	86,643
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	522,750
	Diamondback Energy, Inc.
560,000	4.750%, 11/1/2024	572,488
250,000	5.375%, 5/31/2025	260,937
	Enbridge, Inc.
110,000	2.900%, 7/15/2022	109,703
887,000	6.250%, 3/1/2078[b]	880,791
	Encana Corporation
190,000	3.900%, 11/15/2021	193,477
	Energy Transfer Operating, LP
112,000	4.200%, 9/15/2023	115,810
1,130,000	5.500%, 6/1/2027	1,226,190
	Energy Transfer Partners, LP
165,000	4.150%, 10/1/2020	167,675
	EnLink Midstream Partners, LP
940,000	4.850%, 7/15/2026	932,950
	Enterprise Products Operating, LLC
440,000	4.875%, 8/16/2077[b]	406,626
	EOG Resources, Inc.
180,000	2.625%, 3/15/2023	178,769
	EQM Midstream Partners LP
177,000	4.750%, 7/15/2023	180,600
	EQT Corporation
62,000	8.125%, 6/1/2019	62,517
223,000	3.000%, 10/1/2022	218,934
	Hess Corporation
112,000	3.500%, 7/15/2024	110,280
	Kinder Morgan Energy Partners, LP
216,000	3.450%, 2/15/2023	218,559
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	107,507
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	70,601
110,000	5.125%, 3/1/2021	114,499
	MPLX, LP
162,000	4.500%, 7/15/2023	169,901
	Nabors Industries, Inc.
430,000	5.750%, 2/1/2025	385,379
	Nabors Industries, Inc., Convertible
180,000	0.750%, 1/15/2024	128,042
	ONEOK Partners, LP
107,000	3.800%, 3/15/2020	107,632
	Parsley Energy, LLC
360,000	5.625%, 10/15/2027[g]	359,100
	PBF Holding Company, LLC
625,000	7.250%, 6/15/2025	641,563
	Petroleos Mexicanos
108,000	6.375%, 2/4/2021	111,996
	Plains All American Pipeline, LP
247,000	5.000%, 2/1/2021	253,903
260,000	6.125%, 11/15/2022[b,j]	243,750
	Precision Drilling Corporation
230,000	7.750%, 12/15/2023	236,325
130,000	5.250%, 11/15/2024	121,550
480,000	7.125%, 1/15/2026[g]	475,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Energy (3.2%) - continued
	Sabine Pass Liquefaction, LLC
$108,000	6.250%, 3/15/2022	$116,640
108,000	5.625%, 4/15/2023	117,055
	Schlumberger Holdings Corporation
180,000	3.000%, 12/21/2020[g]	180,737
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[g]	208,887
	Southwestern Energy Company
840,000	7.500%, 4/1/2026	856,800
	Sunoco Logistics Partners Operations, LP
175,000	4.400%, 4/1/2021	179,662
	Sunoco, LP
475,000	5.500%, 2/15/2026	470,250
460,000	5.875%, 3/15/2028	456,550
	Tallgrass Energy Partners, LP
750,000	4.750%, 10/1/2023[g]	754,455
600,000	5.500%, 1/15/2028[g]	600,750
	Targa Resources Partners, LP
900,000	5.250%, 5/1/2023	916,146
	Transocean Guardian, Ltd.
836,325	5.875%, 1/15/2024[g]	848,870
	W&T Offshore, Inc.
900,000	9.750%, 11/1/2023[g]	896,625
	Western Gas Partners, LP
110,000	4.000%, 7/1/2022	111,595
	Whiting Petroleum Corporation, Convertible
562,000	1.250%, 4/1/2020	543,264
	Williams Partners, LP
215,000	4.500%, 11/15/2023	225,775
	WPX Energy, Inc.
610,000	5.750%, 6/1/2026	619,150

	Total	23,434,779

Financials (7.3%)
	ACE INA Holdings, Inc.
70,000	2.875%, 11/3/2022	70,584
	Aegon NV
720,000	2.817%, (USISDA 10Y + 0.100%), 7/15/2019[b,j]	514,800
	AIG Global Funding
220,000	2.150%, 7/2/2020[g]	218,296
	Air Lease Corporation
220,000	2.500%, 3/1/2021	218,300
	Aircastle, Ltd.
178,000	5.000%, 4/1/2023	185,064
	Ally Financial, Inc.
950,000	5.750%, 11/20/2025[i]	1,011,854
	American Express Company
112,000	3.375%, 5/17/2021	113,455
113,000	3.400%, 2/22/2024	114,878
	American Express Credit Corporation
108,000	2.200%, 3/3/2020	107,495
200,000	3.643%, (LIBOR 3M + 1.050%), 9/14/2020[b]	202,022
	Ares Capital Corporation
218,000	3.875%, 1/15/2020	219,060
	Athene Global Funding
165,000	4.000%, 1/25/2022[g]	169,150
	Australia and New Zealand Banking Group, Ltd.
430,000	6.750%, 6/15/2026[b,g,i,j]	455,262

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Financials (7.3%) - continued
	Avolon Holdings Funding, Ltd.
$57,000	5.250%, 5/15/2024[g]	$58,710
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,j]	178,500
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[b,j]	990,230
	Bank of America Corporation
218,000	2.738%, 1/23/2022[b]	217,208
224,000	3.499%, 5/17/2022[b]	226,759
200,000	3.004%, 12/20/2023[b]	199,476
218,000	3.550%, 3/5/2024[b]	221,415
457,000	3.864%, 7/23/2024[b]	469,635
113,000	3.458%, 3/15/2025[b]	114,185
	Bank of Montreal
163,000	2.100%, 6/15/2020	162,051
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	215,915
	Bank of Nova Scotia
112,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	112,402
162,000	2.700%, 3/7/2022	162,170
	Barclays Bank plc
100,000	5.140%, 10/14/2020	102,685
	Barclays plc
225,000	4.610%, 2/15/2023[b]	229,941
731,000	7.750%, 9/15/2023[b,j]	732,243
200,000	4.338%, 5/16/2024[b]	202,302
	BB&T Corporation
220,000	2.150%, 2/1/2021	217,967
	BNP Paribas SA
460,000	7.625%, 3/30/2021[b,g,j]	482,425
	BNZ International Funding, Ltd.
250,000	3.573%, (LIBOR 3M + 0.980%), 9/14/2021[b,g]	252,563
	Capital One Financial Corporation
108,000	2.500%, 5/12/2020	107,666
324,000	3.050%, 3/9/2022	325,681
	Capital One NA
210,000	2.400%, 9/5/2019	209,586
	Cboe Global Markets, Inc.
165,000	1.950%, 6/28/2019	164,670
	Central Fidelity Capital Trust I
445,000	3.787%, (LIBOR 3M + 1.000%), 4/15/2027[b]	407,175
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	963,156
	Citigroup, Inc.
200,000	2.050%, 6/7/2019	199,764
216,000	2.450%, 1/10/2020	215,528
216,000	2.650%, 10/26/2020	215,488
97,000	2.350%, 8/2/2021	95,883
108,000	2.750%, 4/25/2022	107,580
108,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	107,584
218,000	3.142%, 1/24/2023[b]	218,817
	Citizens Bank NA
250,000	2.200%, 5/26/2020	248,167
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	265,877
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[g]	215,048
	Compass Bank
250,000	3.500%, 6/11/2021	252,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Financials (7.3%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$216,000	3.950%, 11/9/2022	$220,040
	Credit Agricole SA
108,000	3.375%, 1/10/2022[g]	108,689
406,000	8.125%, 12/23/2025[b,g,j]	456,000
	Credit Suisse Group AG
575,000	7.500%, 7/17/2023[b,g,j]	591,531
600,000	7.500%, 12/11/2023[b,g,j]	634,466
	Credit Suisse Group Funding (Guernsey), Ltd.
216,000	3.125%, 12/10/2020	216,717
325,000	3.800%, 9/15/2022	331,194
	Deutsche Bank AG
108,000	2.700%, 7/13/2020	106,839
324,000	4.250%, 10/14/2021	325,630
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	98,699
	Digital Realty Trust, LP
165,000	2.750%, 2/1/2023	161,627
	Discover Bank
43,000	8.700%, 11/18/2019	44,483
218,000	3.100%, 6/4/2020	218,505
	Fidelity National Financial, Inc.
180,000	5.500%, 9/1/2022	190,829
	Fifth Third Bancorp
164,000	2.600%, 6/15/2022	162,953
113,000	3.650%, 1/25/2024	115,782
	Five Corners Funding Trust
275,000	4.419%, 11/15/2023[g]	290,456
	GE Capital International Funding Company
461,000	3.373%, 11/15/2025	447,631
	General Electric Capital Corporation
113,000	3.100%, 1/9/2023	112,337
	Goldman Sachs Group, Inc.
216,000	5.375%, 5/10/2020[b,j]	217,890
216,000	5.250%, 7/27/2021	226,922
160,000	3.854%, (LIBOR 3M + 1.170%), 11/15/2021[b]	161,488
216,000	3.000%, 4/26/2022	215,896
164,000	2.876%, 10/31/2022[b]	162,653
108,000	3.649%, (LIBOR 3M + 1.050%), 6/5/2023[b]	108,134
226,000	3.625%, 2/20/2024	228,370
	GS Finance Corporation, Convertible
1,975,000	0.500%, 6/23/2025[c]	1,973,045
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[g]	196,887
	Hilton Worldwide Finance, LLC
920,000	4.625%, 4/1/2025	929,200
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	80,619
	HSBC Holdings plc
324,000	3.400%, 3/8/2021	326,912
216,000	6.875%, 6/1/2021[b,j]	225,875
210,000	4.295%, (LIBOR 3M + 1.500%), 1/5/2022[b]	214,581
298,000	6.375%, 9/17/2024[b,j]	299,862
225,000	3.803%, 3/11/2025[b]	228,407
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	141,185
	Icahn Enterprises, LP
325,000	6.750%, 2/1/2024	338,812
430,000	6.375%, 12/15/2025	440,212

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Financials (7.3%) - continued
	ILFC E-Capital Trust II
$1,865,000	4.850%, (H15T30Y + 1.800%), 12/21/2065[b,g]	$1,464,025
	ING Groep NV
555,000	6.000%, 4/16/2020[b,j]	553,168
225,000	4.100%, 10/2/2023	231,373
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	221,043
216,000	5.875%, 8/15/2022	232,953
	Iron Mountain, Inc.
665,000	4.875%, 9/15/2027[g]	638,400
	J.P. Morgan Chase & Company
161,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	161,444
210,000	2.295%, 8/15/2021	207,603
571,500	4.625%, 11/1/2022[b,j]	531,495
440,000	2.972%, 1/15/2023	440,000
162,000	2.776%, 4/25/2023[b]	161,143
215,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	218,234
236,000	4.023%, 12/5/2024[b]	245,005
	KeyBank NA
250,000	1.600%, 8/22/2019	248,926
	Liberty Mutual Group, Inc.
25,000	5.000%, 6/1/2021[g]	25,915
525,000	10.750%, 6/15/2058[b,g]	766,500
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	190,256
235,000	5.040%, (LIBOR 3M + 2.358%), 5/17/2066[b]	202,100
	Lloyds Bank plc
750,000	12.000%, 12/16/2024[b,g,j]	899,958
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	213,740
225,000	3.900%, 3/12/2024	227,940
800,000	6.413%, 10/1/2035[b,g,j]	805,000
590,000	6.657%, 5/21/2037[b,g,j]	603,275
	Macquarie Bank, Ltd.
540,000	6.125%, 3/8/2027[b,g,j]	498,582
	Marsh & McLennan Companies, Inc.
175,000	3.875%, 3/15/2024	181,655
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[g]	1,004,060
	MGIC Investment Corporation, Convertible
805,000	9.000%, 4/1/2063[g]	1,035,343
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.668%, (LIBOR 3M + 1.060%), 9/13/2021[b]	252,688
108,000	2.998%, 2/22/2022	108,257
220,000	3.455%, 3/2/2023	223,107
113,000	3.407%, 3/7/2024	114,551
	Mizuho Financial Group, Inc.
250,000	3.748%, (LIBOR 3M + 1.140%), 9/13/2021[b]	252,828
	Morgan Stanley
210,000	2.800%, 6/16/2020	210,183
200,000	2.500%, 4/21/2021	198,823
216,000	5.500%, 7/28/2021	228,727
216,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	218,164
108,000	2.750%, 5/19/2022	107,382
64,000	4.875%, 11/1/2022	67,570
218,000	3.125%, 1/23/2023	218,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Financials (7.3%) - continued
	MPT Operating Partnership, LP
$510,000	5.500%, 5/1/2024	$522,750
	National City Corporation
86,000	6.875%, 5/15/2019	86,431
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,g,j]	199,500
	Park Aerospace Holdings, Ltd.
57,000	4.500%, 3/15/2023[g]	56,715
860,000	5.500%, 2/15/2024[g]	892,250
	PNC Bank NA
216,000	2.450%, 11/5/2020	215,160
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[g]	1,162,900
	Realty Income Corporation
162,000	5.750%, 1/15/2021	169,303
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	90,696
112,000	3.800%, 8/14/2023	115,181
	Reinsurance Group of America, Inc.
162,000	4.700%, 9/15/2023	173,288
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	214,917
	Royal Bank of Scotland Group plc
785,000	8.625%, 8/15/2021[b,j]	836,025
880,000	5.125%, 5/28/2024	903,123
220,000	4.269%, 3/22/2025[b]	222,174
572,000	7.648%, 9/30/2031[b,j]	719,290
	Santander Holdings USA, Inc.
178,000	4.450%, 12/3/2021	183,300
	Santander UK Group Holdings plc
210,000	2.875%, 8/5/2021	208,190
	Simon Property Group, LP
285,000	2.500%, 9/1/2020	284,486
120,000	2.500%, 7/15/2021	119,693
	SITE Centers Corporation
52,000	4.625%, 7/15/2022	53,626
	Societe Generale SA
805,000	8.000%, 9/29/2025[b,g,i,j]	855,312
	Standard Chartered plc
210,000	3.813%, (LIBOR 3M + 1.130%), 8/19/2019[b,g]	210,681
	State Street Capital Trust IV
1,482,000	3.611%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,170,780
	State Street Corporation
70,000	3.583%, (LIBOR 3M + 0.900%), 8/18/2020[b]	70,705
	Sumitomo Mitsui Financial Group, Inc.
216,000	2.934%, 3/9/2021	216,546
215,000	4.281%, (LIBOR 3M + 1.680%), 3/9/2021[b]	219,574
108,000	2.784%, 7/12/2022	107,480
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	95,250
	Synchrony Financial
108,000	3.000%, 8/15/2019	108,027
25,000	3.968%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,122
94,000	3.750%, 8/15/2021	95,025
115,000	4.250%, 8/15/2024	115,756
	Toronto-Dominion Bank
295,000	2.550%, 1/25/2021	294,642
113,000	3.250%, 3/11/2024	114,402

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Financials (7.3%) - continued
	UBS Group Funding Jersey, Ltd.
$216,000	3.000%, 4/15/2021[g]	$215,949
	USB Realty Corporation
1,497,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,j]	1,287,420
	Ventas Realty, LP
112,000	3.100%, 1/15/2023	112,036
	Wachovia Capital Trust II
220,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	202,400
	Wells Fargo & Company
205,000	2.100%, 7/26/2021	201,799
110,000	2.625%, 7/22/2022	109,221
216,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	218,144
250,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	254,004
115,000	3.750%, 1/24/2024	118,386
	Welltower, Inc.
162,000	4.950%, 1/15/2021	166,936
	Westpac Banking Corporation
275,000	3.533%, (LIBOR 3M + 0.850%), 8/19/2021[b]	277,603

	Total	53,722,574

Mortgage-Backed Securities (8.5%)
	Federal Home Loan Mortgage Corporation
3,837,020	3.500%, 8/15/2035, Ser. 345, Class C8[k]	562,471
	Federal Home Loan Mortgage Corporation - REMIC
3,570,319	3.000%, 5/15/2027, Ser. 4046, Class GIk	264,418
2,776,560	2.500%, 2/15/2028, Ser. 4161, Class UIk	186,919
2,263,867	3.000%, 4/15/2033, Ser. 4203, Class DIk	182,357
	Federal National Mortgage Association
9,472,510	3.000%, 11/25/2027, Ser. 2012-121, Class BIk	748,747
	Federal National Mortgage Association - REMIC
3,672,452	3.000%, 7/25/2027, Ser. 2012-74, Class AIk	279,560
5,984,502	3.000%, 7/25/2027, Ser. 2012-73, Class DIk	492,340
3,861,141	3.500%, 9/25/2027, Ser. 2012-98, Class YIk	356,812
4,861,424	3.000%, 12/25/2027, Ser. 2012-139, Class DIk	380,098
3,327,842	3.000%, 2/25/2028, Ser. 2013-2, Class GIk	269,445
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
19,775,000	4.000%, 4/1/2049[e]	20,341,986
27,025,000	4.500%, 4/1/2049[e]	28,158,123
9,500,000	5.000%, 4/1/2049[e]	10,044,580

	Total	62,267,856

Technology (2.0%)
	Apple, Inc.
217,000	2.850%, 5/6/2021	218,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Technology (2.0%) - continued
$216,000	3.047%, (LIBOR 3M + 0.350%), 5/11/2022[b]	$217,359
217,000	2.400%, 1/13/2023	215,470
	Baidu, Inc.
109,000	3.000%, 6/30/2020	108,953
	Broadcom Corporation
222,000	2.650%, 1/15/2023	216,204
	CommScope Technologies Finance, LLC
780,000	6.000%, 6/15/2025[g]	758,316
	Cypress Semiconductor Corporation, Convertible
711,000	4.500%, 1/15/2022	908,356
	Dell International, LLC/ EMC Corporation
113,000	4.000%, 7/15/2024[g]	113,862
	Diamond 1 Finance Corporation
216,000	5.450%, 6/15/2023[g]	230,190
	Electronics For Imaging, Inc., Convertible
157,000	2.250%, 11/15/2023[g]	160,848
	Equinix, Inc.
675,000	5.750%, 1/1/2025	699,891
	Fidelity National Information Services, Inc.
40,000	3.625%, 10/15/2020	40,425
275,000	2.250%, 8/15/2021	270,197
	Harland Clarke Holdings Corporation
800,000	8.375%, 8/15/2022[g]	721,360
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	270,500
	Inception Merger Sub, Inc.
750,000	8.625%, 11/15/2024[g,i]	668,160
	Intel Corporation
160,000	1.700%, 5/19/2021	157,279
70,000	3.100%, 7/29/2022	71,262
	Intel Corporation, Convertible
491,000	3.250%, 8/1/2039	1,289,170
	j2 Global, Inc., Convertible
248,000	3.250%, 6/15/2029	330,712
	Marvell Technology Group, Ltd.
112,000	4.200%, 6/22/2023	114,246
	Microchip Technology, Inc., Convertible
181,000	1.625%, 2/15/2027	198,702
	Microsoft Corporation
216,000	2.400%, 2/6/2022	215,817
	NetApp, Inc.
164,000	2.000%, 9/27/2019	163,313
	Nuance Communications, Inc., Convertible
1,302,000	1.250%, 4/1/2025	1,288,238
	ON Semiconductor Corporation, Convertible
384,000	1.625%, 10/15/2023	472,648
	Oracle Corporation
60,000	2.500%, 5/15/2022	59,698
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[g]	802,000
	Red Hat, Inc., Convertible
99,000	0.250%, 10/1/2019	245,681
	Seagate HDD Cayman
435,000	4.750%, 1/1/2025	424,798
	SS&C Technologies, Inc.
700,000	5.500%, 9/30/2027[g]	707,000

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Technology (2.0%) - continued
	Texas Instruments, Inc.
$60,000	1.750%, 5/1/2020	$59,533
	Verint Systems, Inc., Convertible
793,000	1.500%, 6/1/2021	873,689
	Vishay Intertechnology, Inc., Convertible
239,000	2.250%, 6/15/2025[g]	222,373
	VMware, Inc.
108,000	2.300%, 8/21/2020	107,012
	Western Digital Corporation
980,000	4.750%, 2/15/2026[i]	934,675

	Total	14,556,329

Transportation (0.4%)
	Delta Air Lines, Inc.
162,000	2.875%, 3/13/2020	161,704
10,518	4.950%, 11/23/2020	10,543
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	70,694
	Meritor, Inc., Convertible
145,000	3.250%, 10/15/2037	139,534
	Penske Truck Leasing Company, LP
113,000	3.375%, 2/1/2022[g]	113,472
	Ryder System, Inc.
238,000	3.500%, 6/1/2021	240,937
	Union Pacific Corporation
168,000	3.750%, 7/15/2025	174,802
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	69,902
	United Continental Holdings, Inc.
845,000	4.250%, 10/1/2022	847,374
	XPO Logistics, Inc.
529,000	6.500%, 6/15/2022[g]	540,638
300,000	6.125%, 9/1/2023[g]	301,875

	Total	2,671,475

Utilities (1.0%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	107,431
	Ameren Corporation
70,000	2.700%, 11/15/2020	69,696
	Berkshire Hathaway Energy Company
218,000	2.400%, 2/1/2020	217,606
	Calpine Corporation
560,000	6.000%, 1/15/2022[g]	566,300
420,000	5.375%, 1/15/2023	420,525
	CenterPoint Energy, Inc.
110,000	2.500%, 9/1/2022	107,751
	Consolidated Edison, Inc.
108,000	2.000%, 3/15/2020	107,075
	Dominion Energy, Inc.
216,000	2.579%, 7/1/2020	214,829
	DTE Energy Company
178,000	3.300%, 6/15/2022	179,543
	Duke Energy Corporation
216,000	2.400%, 8/15/2022	213,528
	Edison International
108,000	2.125%, 4/15/2020	107,179
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019	115,772
	Eversource Energy
109,000	2.500%, 3/15/2021	108,380
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	88,977
162,000	2.950%, 1/15/2020	161,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.1%)	Value
Utilities (1.0%) - continued
	FirstEnergy Corporation
$163,000	2.850%, 7/15/2022	$161,910
	Fortis, Inc.
180,000	2.100%, 10/4/2021	176,104
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	95,000
	NextEra Energy Operating Partners, LP
900,000	4.500%, 9/15/2027[g]	877,500
	NiSource, Inc.
178,000	3.650%, 6/15/2023	181,158
1,170,000	5.650%, 6/15/2023[b,j]	1,140,750
	Pinnacle West Capital Corporation
110,000	2.250%, 11/30/2020	108,835
	PPL Capital Funding, Inc.
260,000	3.500%, 12/1/2022	261,305
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	99,551
	Southern Company
108,000	2.350%, 7/1/2021	106,753
	TerraForm Power Operating, LLC
895,000	5.000%, 1/31/2028[g]	863,675
	TransCanada Trust
768,000	5.875%, 8/15/2076[b]	779,174

	Total	7,638,126

	Total Long-Term Fixed Income (cost $350,499,909)	353,118,479

Shares	Common Stock (26.9%)	Value
Communications Services (1.6%)
4,159	Activision Blizzard, Inc.	189,359
982	Alphabet, Inc., Class Al	1,155,706
1,015	Alphabet, Inc., Class Cl	1,190,910
13,928	AT&T, Inc.	436,782
76,012	Auto Trader Group plc[g]	516,990
5,200	CBS Corporation	247,156
1,006	Charter Communications, Inc.[l]	348,991
26,010	Comcast Corporation	1,039,880
14,363	DISH Network Corporation[l]	455,163
5,489	Facebook, Inc.[l]	914,961
1,272	Ipsos SA	31,855
65,729	ITV plc	108,910
117,721	KCOM Group plc	107,789
22,600	KDDI Corporation	486,743
45	Lyft, Inc.[l]	3,523
38,549	Mediaset Espana Comunicacion SA	288,066
2,381	News Corporation, Class B	29,739
3,234	Rightmove plc	21,504
16,932	Seven West Media, Ltd.[l]	5,912
40,530	Telenor ASA	811,570
163,932	Telstra Corporation, Ltd.	386,562
2,875	Tencent Holdings, Ltd., ADR	132,193
13,400	TV Asahi Holdings Corporation	235,743
17,704	Twitter, Inc.[l]	582,108
28,360	Verizon Communications, Inc.	1,676,927
3,052	Wolters Kluwer NV	207,931

	Total	11,612,973

Consumer Discretionary (2.6%)
916	Amazon.com, Inc.[l]	1,631,167
19,577	American Axle & Manufacturing Holdings, Inc.[l]	280,147
1,700	AOKI Holdings, Inc.	17,818
1,500	Aoyama Trading Company, Ltd.	34,124

Shares	Common Stock (26.9%)	Value
Consumer Discretionary (2.6%) - continued
4,263	Aptiv plc	$338,866
2,000	Autobacs Seven Company, Ltd.	33,254
22,491	Barratt Developments plc	175,685
5,700	Benesse Holdings, Inc.	148,332
9,001	Berkeley Group Holdings plc	432,724
312	Booking Holdings, Inc.[l]	544,412
1,054	Bovis Homes Group plc	14,611
9,500	Bridgestone Corporation	366,068
1,223	Bright Horizons Family Solutions, Inc.[l]	155,456
24,476	Bunzl plc	807,861
2,285	Burberry Group plc	58,237
31,243	Caesars Entertainment Corporation[l]	271,502
9,375	Carnival plc	463,387
1,134	Century Casinos, Inc.[l]	10,274
3,053	Children’s Place, Inc.	296,996
2,200	Chiyoda Company, Ltd.	35,414
1,579	Cie Generale des Etablissements Michelin	186,550
46,400	Citizen Watch Company, Ltd.	259,281
1,365	Compass Group plc	32,116
3,125	Core-Mark Holding Company, Inc.	116,031
4,425	Countryside Properties plc[g]	18,731
5,888	Crocs, Inc.[l]	151,616
5,419	D.R. Horton, Inc.	224,238
15,300	Denso Corporation	597,760
974	Emerald Expositions Events, Inc.	12,370
4,887	Etsy, Inc.[l]	328,504
900	Exedy Corporation	19,551
3,000	Expedia Group, Inc.	357,000
2,417	G-III Apparel Group, Ltd.[l]	96,583
3,424	Gildan Activewear, Inc.	123,114
8,985	Harley-Davidson, Inc.	320,405
4,951	Home Depot, Inc.	950,047
2,900	Honda Motor Company, Ltd.	78,766
10,371	Inchcape plc	77,168
3,409	Las Vegas Sands Corporation	207,813
13,560	Lowe’s Companies, Inc.	1,484,413
2,250	Lululemon Athletica, Inc.[l]	368,708
8,395	Magna International, Inc.	408,753
27,195	Marks and Spencer Group plc	98,699
1,041	McDonald’s Corporation	197,686
23,577	Moneysupermarket.com Group plc	114,308
1,067	Netflix, Inc.[l]	380,450
15,300	NHK Spring Company, Ltd.	137,684
6,305	NIKE, Inc.	530,944
107,300	Nissan Motor Company, Ltd.	881,164
5,750	Norwegian Cruise Line Holdings, Ltd.[l]	316,020
1,900	Onward Holdings Company, Ltd.	10,059
1,535	Oxford Industries, Inc.	115,524
1,175	Peugeot SA	28,672
1,500	Plenus Company, Ltd.	23,946
8,599	Red Rock Resorts, Inc.	222,284
20,736	Redrow plc	162,483
2,550	RHi,l	262,523
4,000	Sangetsu Company, Ltd.	72,697
57,800	Sekisui House, Ltd.	957,831
1,200	SHIMAMURA Company, Ltd.	101,702
2,740	SmartCentres Real Estate Investment Trust	71,783
2,530	Starbucks Corporation	188,080
34,900	Sumitomo Rubber Industries, Ltd.	419,170
6,533	Super Retail Group, Ltd.	37,299
800	Takara Standard Company, Ltd.	12,269
25,297	Taylor Wimpey plc	57,860
11,008	Toll Brothers, Inc.	398,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (26.9%)	Value
Consumer Discretionary (2.6%) - continued
18,600	Toyoda Gosei Company, Ltd.	$394,898
400	TS Tech Company, Ltd.	11,548
1,600	United Arrows, Ltd.	55,736
2,655	WH Smith plc	73,451
52,500	Yahoo Japan Corporation	128,764
3,772	Zumiez, Inc.[l]	93,885

	Total	19,093,762

Consumer Staples (1.9%)
2,301	Altria Group, Inc.	132,146
2,400	Arcs Company, Ltd.	52,865
9,232	Bunge, Ltd.	489,942
3,110	Carlsberg AS	388,900
1,975	Casey’s General Stores, Inc.	254,321
10,704	Colgate-Palmolive Company	733,652
21,522	Cott Corporation	314,436
14,602	Empire Company, Ltd.	316,112
3,086	ForFarmers BV	25,389
746	Glanbia plc	14,594
23,844	Hain Celestial Group, Inc.[l]	551,273
27,330	Imperial Brands plc	934,887
49,800	Japan Tobacco, Inc.	1,233,438
3,057	John B. Sanfilippo & Son, Inc.	219,707
2,300	Kimberly-Clark Corporation	284,970
18,835	Koninklijke Ahold Delhaize NV	501,461
477	L’Oreal SA	128,453
800	Ministop Company, Ltd.	12,391
6,316	Monster Beverage Corporation[l]	344,727
10,516	PepsiCo, Inc.	1,288,736
6,758	Philip Morris International, Inc.	597,340
6,800	Sugi Holdings Company, Ltd.	300,090
6,800	Sundrug Company, Ltd.	187,669
24,876	SunOpta, Inc.[l]	86,071
11,250	Swedish Match AB	574,007
6,075	TreeHouse Foods, Inc.[l]	392,141
200	TSURUHA Holdings, Inc.	16,289
6,970	Turning Point Brands, Inc.	321,247
13,525	Unilever NV	788,531
19,679	Unilever plc	1,132,780
12,163	Wal-Mart Stores, Inc.	1,186,257

	Total	13,804,822

Energy (1.7%)
12,463	BP plc ADR	544,882
53,338	Callon Petroleum Company[l]	402,702
11,510	Chevron Corporation	1,417,802
4,967	Contura Energy, Inc.[l]	287,689
2,700	Diamondback Energy, Inc.	274,131
33,500	Enbridge, Inc.	1,214,710
53,700	Enterprise Products Partners, LP	1,562,670
1,950	EQT Corporation	40,443
34,833	Euronav NV	283,889
12,494	Exxon Mobil Corporation	1,009,515
495	Gaztransport Et Technigaz SA	45,058
11,808	Halliburton Company	345,974
36,000	Marathon Oil Corporation	601,560
8,492	Marathon Petroleum Corporation	508,246
7,713	Nine Energy Service, Inc.[l]	174,699
19,251	Pacific Drilling SAl	272,979
1,138	Par Pacific Holdings, Inc.[l]	20,268
19,000	Patterson-UTI Energy, Inc.	266,380
3,891	Pioneer Natural Resources Company	592,522
1,489	Royal Dutch Shell plc, Class A	46,793
32,972	Royal Dutch Shell plc, Class B	1,042,105
4,253	Talos Energy, Inc.[l]	112,960
46,700	Williams Companies, Inc.	1,341,224

Shares	Common Stock (26.9%)	Value
Energy (1.7%) - continued
20,705	WPX Energy, Inc.[l]	$271,443

	Total	12,680,644

Financials (4.7%)
6,078	Aareal Bank AG	187,696
1,432	AB Industrivarden	30,030
9,410	Aflac, Inc.	470,500
1,584	Allianz SE	352,992
7,249	Allstate Corporation	682,711
16,250	Ally Financial, Inc.	446,713
3,013	American Express Company	329,321
5,383	American Financial Group, Inc.	517,898
5,290	American International Group, Inc.	227,787
139,074	Ares Capital Corporation	2,383,728
1,185	Argo Group International Holdings, Ltd.	83,732
21,997	Assured Guaranty, Ltd.	977,327
24,877	Banca Monte dei Paschi di Siena SPA[i,l]	34,834
6,993	BancorpSouth Bank	197,342
84,117	Bank of America Corporation	2,320,788
296	Bank of Marin Bancorp	12,044
288	Bank of New York Mellon Corporation	14,524
14,432	Bankinter SA	109,997
3,265	Berkshire Hathaway, Inc.[l]	655,906
12,790	Blackstone Group, LP	447,266
1,426	BOK Financial Corporation	116,290
8,260	BrightSphere Investment Group	112,006
12,018	Capital One Financial Corporation	981,750
4,664	Charles Schwab Corporation	199,433
2,980	Chubb, Ltd.	417,438
36,521	CI Financial Corporation	498,479
33,046	Citigroup, Inc.	2,056,122
17,440	CNP Assurances	383,996
7,672	Comerica, Inc.	562,511
1,187	Community Trust Bancorp, Inc.	48,738
4,493	Deutsche Pfandbriefbank AGg	55,123
26,032	Direct Line Insurance Group plc	119,754
6,383	Discover Financial Services	454,214
13,355	DnB ASA	245,996
2,973	Dynex Capital, Inc.	18,106
11,875	E*TRADE Financial Corporation	551,356
1,951	Ellington Residential Mortgage REIT	23,217
1,145	Enterprise Financial Services Corporation	46,682
8,075	Euronext NVg	512,310
295	FBL Financial Group, Inc.	18,502
24,460	Fifth Third Bancorp	616,881
355	Financial Institutions, Inc.	9,649
16,969	Finecobank Banca Fineco SPA	223,573
2,470	First Busey Corporation	60,268
80	First Citizens BancShares, Inc.	32,576
321	First Defiance Financial Corporation	9,226
136	First Financial Corporation	5,712
4,514	First Interstate BancSystem, Inc.	179,748
229	First Mid-Illinois Bancshares, Inc.	7,630
4,100	First Republic Bank	411,886
62,271	FlexiGroup, Ltd.	61,360
7,795	Genworth MI Canada, Inc.	236,180
912	Goldman Sachs Group, Inc.	175,095
140,546	Golub Capital BDC, Inc.	2,512,963
1,528	Great Southern Bancorp, Inc.	79,303
3,671	Hamilton Lane, Inc.	159,982
5,587	Hancock Whitney Corporation	225,715
223	Hannover Rueckversicherung SE	32,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (26.9%)	Value
Financials (4.7%) - continued
12,213	Hartford Financial Services Group, Inc.	$607,230
15,761	Heritage Commerce Corporation	190,708
923	Hometrust Bancshares, Inc.	23,260
3,426	Horace Mann Educators Corporation	120,629
3,515	Houlihan Lokey, Inc.	161,163
19,740	Huntington Bancshares, Inc.	250,303
3,164	IBERIABANK Corporation	226,890
417	Independent Bank Corporation	8,966
3,190	Intercontinental Exchange, Inc.	242,887
8,765	Investor AB	395,099
6,042	J.P. Morgan Chase & Company	611,632
3,367	Kemper Corporation	256,363
31,052	KeyCorp	489,069
621	Lakeland Bancorp, Inc.	9,272
108,195	Lloyds TSB Group plc	87,658
37,047	Manulife Financial Corporation	626,529
470	Markel Corporation[l]	468,233
227,350	Medibank Private, Ltd.	446,259
8,263	Meridian Bancorp, Inc.	129,646
8,240	MetLife, Inc.	350,777
3,062	MidWestOne Financial Group, Inc.	83,440
6,860	Morgan Stanley	289,492
1,460	National Bank Holdings Corporation	48,560
3,181	National Bank of Canada	143,560
1,942	Paragon Banking Group plc	11,024
2,979	Pargesa Holding SA	233,629
10,109	PCSB Financial Corporation	197,833
254	Peapack-Gladstone Financial Corporation	6,660
2,354	Primerica, Inc.	287,541
108	Provident Financial Services, Inc.	2,796
2,700	Prudential Financial, Inc.	248,076
206	QCR Holdings, Inc.	6,988
14,950	Radian Group, Inc.	310,063
5,260	Raymond James Financial, Inc.	422,957
638	S&P Global, Inc.	134,331
2,066	Sandy Spring Bancorp, Inc.	64,624
7,740	Santander Consumer USA Holdings Inc.	163,546
7,552	Seacoast Banking Corporation of Florida[l]	198,995
2,200	Senshu Ikeda Holdings, Inc.	5,651
23,197	SLM Corporation	229,882
3,153	State Auto Financial Corporation	103,797
2,560	State Street Corporation	168,474
2,483	Stifel Financial Corporation	131,003
7,143	Synovus Financial Corporation	245,433
3,374	Topdanmark AS	168,568
4,305	TrustCo Bank Corporation	33,407
8,040	U.S. Bancorp	387,448
4,392	United Community Banks, Inc.	109,493
210	Washington Trust Bancorp, Inc.	10,112
5,888	Wells Fargo & Company	284,508
765	Wintrust Financial Corporation	51,507
27,171	Zions Bancorporations NA	1,233,835

	Total	34,664,755

Health Care (3.8%)
2,510	Abbott Laboratories	200,649
7,291	Agilent Technologies, Inc.	586,051
4,489	Amgen, Inc.	852,820
2,550	Amplifon SPA	49,764
4,431	Anthem, Inc.	1,271,608
2,521	Baxter International, Inc.	204,983
785	Becton, Dickinson and Company	196,038

Shares	Common Stock (26.9%)	Value
Health Care (3.8%) - continued
2,092	Biogen, Inc.[l]	$494,507
1,688	BioMarin Pharmaceutical, Inc.[l]	149,945
4,692	Catalent, Inc.[l]	190,448
4,058	Cigna Holding Company	652,608
12,857	CVS Health Corporation	693,378
11,753	Danaher Corporation	1,551,631
4,185	Edwards Lifesciences Corporation[l]	800,716
14,594	Gilead Sciences, Inc.	948,756
1,695	GN Store Nord AS	78,720
20,422	Halozyme Therapeutics, Inc.[l]	328,794
2,697	Illumina, Inc.[l]	837,931
475	Intuitive Surgical, Inc.[l]	271,026
2,450	Jazz Pharmaceuticals, Inc.[l]	350,228
15,544	Johnson & Johnson	2,172,896
1,100	KYORIN Holdings, Inc.	21,495
2,993	LHC Group, Inc.[l]	331,804
2,025	Ligand Pharmaceuticals, Inc.[l]	254,563
330	LNA Sante	17,361
446	Magellan Health Services, Inc.[l]	29,400
13,554	Medtronic plc	1,234,498
18,100	Merck & Company, Inc.	1,505,377
918	Neurocrine Biosciences, Inc.[l]	80,876
15,587	Novartis AG	1,498,215
29,014	Novo Nordisk AS	1,516,427
2,222	Omnicell, Inc.[l]	179,626
7,047	Optinose, Inc.[l]	72,584
2,631	PerkinElmer, Inc.	253,523
24,521	Pfizer, Inc.	1,041,407
747	Recordati SPA	29,108
4,599	Roche Holding AG	1,267,277
5,561	Syneos Health, Inc.[l]	287,837
798	Teleflex, Inc.	241,124
26,030	Teva Pharmaceutical Industries, Ltd. ADR[l]	408,150
3,754	Thermo Fisher Scientific, Inc.	1,027,545
7,323	UnitedHealth Group, Inc.	1,810,685
2,800	Universal Health Services, Inc.	374,556
11,950	Valeant Pharmaceuticals International, Inc.[l]	295,165
1,163	Vertex Pharmaceuticals, Inc.[l]	213,934
1,171	West Pharmaceutical Services, Inc.	129,044
10,148	Wright Medical Group NVl	319,155
2,866	Zoetis, Inc.	288,520

	Total	27,612,753

Industrials (3.4%)
1,491	3M Company	309,800
13,139	ACS Actividades de Construccion y Servicios, SA	577,618
1,950	Acuity Brands, Inc.	234,019
9,361	AGCO Corporation	651,058
6,726	AMETEK, Inc.	558,056
5,823	Arcosa, Inc.	177,893
21,734	Atlas Copco AB, Class A	584,667
19,388	Atlas Copco AB, Class B	480,869
626	AZZ, Inc.	25,622
1,899	Boeing Company	724,317
4,175	Brink’s Company	314,837
2,029	BWX Technologies, Inc.	100,598
923	CBIZ, Inc.[l]	18,682
2,287	CIA De Distribucion Integral	53,889
2,721	Crane Company	230,251
11,874	CSX Corporation	888,413
3,356	Curtiss-Wright Corporation	380,369
11,280	Delta Air Lines, Inc.	582,612
3,198	Dycom Industries, Inc.[l]	146,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (26.9%)	Value
Industrials (3.4%) - continued
5,104	EMCOR Group, Inc.	$373,000
7,191	Emerson Electric Company	492,368
4,452	Encore Wire Corporation	254,743
1,229	Federal Signal Corporation	31,942
1,567	Ferguson plc	99,804
3,135	General Dynamics Corporation	530,693
277	Gorman-Rupp Company	9,401
1,518	Granite Construction, Inc.	65,502
28,732	GWA Group, Ltd.	64,996
5,500	Hino Motors, Ltd.	46,432
3,100	Hitachi Zosen Corporation	9,541
472	Hochtief AG	68,389
11,717	Honeywell International, Inc.	1,862,066
1,703	Hubbell, Inc.	200,920
3,250	Huntington Ingalls Industries, Inc.	673,400
1,265	IDEX Corporation	191,951
1,173	Illinois Tool Works, Inc.	168,361
3,600	Inaba Denki Sangyo Company, Ltd.	139,545
5,420	Ingersoll-Rand plc	585,089
20,806	KeyW Holding Corporation[l]	179,348
4,864	Koninklijke Philips NV	198,732
3,977	Lincoln Electric Holdings, Inc.	333,551
1,997	Lockheed Martin Corporation	599,420
5,100	Marubeni Corporation	35,360
1,493	Masonite International Corporation[l]	74,486
13,085	Meggitt plc	85,780
2,800	Mitsuboshi Belting, Ltd.	49,902
3,100	Mitsui & Company, Ltd.	48,237
18,993	MRC Global, Inc.[l]	331,998
300	Nachi-Fujikoshi Corporation	12,111
11,166	National Express Group plc	59,045
9,200	Nitto Kogyo Corporation	184,504
4,738	Nobina ABg	30,545
4,010	Norfolk Southern Corporation	749,429
3,397	Northgate plc	16,547
2,818	Oshkosh Corporation	211,716
22,205	PageGroup plc	136,033
1,995	Parker Hannifin Corporation	342,382
12,498	Primoris Services Corporation	258,459
2,010	Raven Industries, Inc.	77,124
1,069	Raytheon Company	194,644
2,870	Regal-Beloit Corporation	234,967
31,459	RELX plc	673,203
8,156	Ritchie Brothers Auctioneers, Inc.	277,304
512	Rockwool International AS	120,071
14,590	Sandvik AB	237,293
2,516	Schindler Holding AG, Participation Certificate	522,062
20,996	SKF ABi	349,317
14,700	Southwest Airlines Company	763,077
1,474	Spirax-Sarco Engineering plc	138,141
969	SPX FLOW, Inc.[l]	30,911
613	Standex International Corporation	44,994
2,200	Sumitomo Corporation	30,501
49,200	Sumitomo Electric Industries, Ltd.	654,511
1,400	Taikisha, Ltd.	42,625
1,600	Teijin, Ltd.	26,458
3,700	Toppan Forms Company, Ltd.	31,642
3,616	Transcontinental, Inc.	45,269
1,474	TransUnion	98,522
2,900	Tsubakimoto Chain Company	103,790
69	UniFirst Corporation	10,591
5,300	United Continental Holdings, Inc.[l]	422,834
3,170	United Parcel Service, Inc.	354,216
12,264	United Technologies Corporation	1,580,707
1,166	Valmont Industries, Inc.	151,697

Shares	Common Stock (26.9%)	Value
Industrials (3.4%) - continued
3,700	Verisk Analytics, Inc.	$492,100
3,477	WABCO Holdings, Inc.[l]	458,373
2,984	Waste Connections, Inc.	264,353
1,600	Yuasa Trading Company, Ltd.	45,200

	Total	25,322,711

Information Technology (4.8%)
3,336	Accenture plc	587,203
39,301	Advanced Micro Devices, Inc.[l]	1,002,962
8,850	Akamai Technologies, Inc.[l]	634,633
3,000	Alliance Data Systems Corporation	524,940
7,808	Amadeus IT Holding SA	625,806
6,150	Amphenol Corporation	580,806
2,799	ANSYS, Inc.[l]	511,405
10,090	Apple, Inc.	1,916,596
825	Arista Networks, Inc.[l]	259,430
2,024	Autodesk, Inc.[l]	315,380
4,514	Automatic Data Processing, Inc.	721,066
2,247	Blackline, Inc.[l]	104,081
1,722	Booz Allen Hamilton Holding Corporation	100,117
29,300	Canon, Inc.	850,727
6,616	Capgemini SA	802,801
15,075	CGI, INC.[l]	1,036,360
16,648	Ciena Corporation[l]	621,636
73,420	Cisco Systems, Inc.	3,963,946
7,971	Clearwater Energy, Inc., Class A	115,898
7,021	Cognizant Technology Solutions Corporation	508,671
22,884	Computershare, Ltd.	278,184
5,800	DocuSign, Inc.[l]	300,672
12,407	Dolby Laboratories, Inc.	781,269
915	Euronet Worldwide, Inc.[l]	130,470
1,693	Guidewire Software, Inc.[l]	164,492
28,290	Halma plc	616,780
3,750	Intel Corporation	201,375
4,152	International Business Machines Corporation	585,847
324	Jenoptik AG	12,097
3,250	KLA-Tencor Corporation	388,083
439	Kulicke and Soffa Industries, Inc.	9,706
1,430	Lam Research Corporation	255,984
11,318	Lattice Semiconductor Corporation[l]	135,024
4,001	M/A-COM Technology Solutions Holdings, Inc.[l]	66,857
4,909	MasterCard, Inc.	1,155,824
31,057	Micron Technology, Inc.[l]	1,283,586
27,234	Microsoft Corporation	3,211,978
712	Monolithic Power Systems, Inc.	96,469
3,043	Motorola Solutions, Inc.	427,298
6,664	National Instruments Corporation	295,615
4,800	NEC Networks & System Integration Corporation	116,138
22,543	ON Semiconductor Corporation[l]	463,710
29,345	Oracle Corporation	1,576,120
3,900	Otsuka Corporation	145,908
3,733	PayPal Holdings, Inc.[l]	387,635
1,705	Pegasystems, Inc.	110,825
4,887	Plexus Corporation[l]	297,863
900	Q2 Holdings, Inc.[l]	62,334
1,253	Red Hat, Inc.[l]	228,923
2,330	Rogers Corporation[l]	370,190
1,900	Ryoyo Electro Corporation	27,796
4,419	SailPoint Technologies Holdings, Inc.[l]	126,914
4,262	Salesforce.com, Inc.[l]	674,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (26.9%)	Value
Information Technology (4.8%) - continued
25,400	Shinko Electric Industries Company, Ltd.	$195,208
5,901	Synopsys, Inc.[l]	679,500
8,050	Teradata Corporation[l]	351,383
8,150	Teradyne, Inc.	324,696
11,674	Texas Instruments, Inc.	1,238,261
900	Tokyo Seimitsu Company, Ltd.	22,977
4,602	Verint Systems, Inc.[l]	275,476
6,532	Virtusa Corporation[l]	349,135
4,124	Visa, Inc.	644,128
2,117	Xilinx, Inc.	268,414

	Total	35,120,581

Materials (1.2%)
8,820	Alcoa Corporation[l]	248,371
1,161	Balchem Corporation	107,741
6,450	Ball Corporation	373,197
36,553	BHP Group plc	881,918
21,311	BHP Group, Ltd.	582,502
604	Boliden AB	17,213
9,690	CF Industries Holdings, Inc.	396,127
2,947	Chemours Company	109,510
200	Daido Steel Company, Ltd.	7,917
7,510	Eastman Chemical Company	569,859
1,207	Evonik Industries AG	32,938
721	Fuchs Petrolub SE	29,763
9,410	Granges AB	97,028
6,708	Hexpol AB	56,586
2,400	Hokuetsu Corporation	14,048
18,000	JFE Holdings, Inc.	306,375
13,900	JSR Corporation	216,258
871	Kadant, Inc.	76,613
836	Kaiser Aluminum Corporation	87,554
4,213	Koninklijke DSM NV	459,576
9,200	Kyoei Steel, Ltd.	131,486
1,500	Lintec Corporation	32,523
7,652	Methanex Corporation	435,093
315	Minerals Technologies, Inc.	18,519
25,800	Mitsubishi Gas Chemical Company, Inc.	369,548
7,900	Nippon Kayaku Company, Ltd.	93,522
600	Nippon Light Metal Holdings Company, Ltd.	1,320
32,900	Nippon Steel & Sumitomo Metal Corporation	582,351
2,456	OMNOVA Solutions, Inc.[l]	17,241
17,100	Owens-Illinois, Inc.	324,558
20,713	Sandfire Resources NL	101,805
500	Sanyo Special Steel Company, Ltd.	10,269
3,851	Scotts Miracle-Gro Company	302,612
1,730	SSAB AB, Class A	6,231
10,600	Steel Dynamics, Inc.	373,862
1,400	Taiyo Holdings Company, Ltd.	46,222
6,300	Toagosei Company, Ltd.	66,740
1,561	United States Lime & Minerals, Inc.	120,384
25,177	UPM-Kymmene Oyj	735,346
9,002	Verso Corporation[l]	192,823

	Total	8,633,549

Real Estate (0.7%)
3,133	Alexandria Real Estate Equities, Inc.	446,640
1,939	American Campus Communities, Inc.	92,258
4,891	Camden Property Trust	496,436
1,294	Castellum AB	25,111
2,379	Choice Properties REIT	25,030
928	CoreSite Realty Corporation	99,315

Shares	Common Stock (26.9%)	Value
Real Estate (0.7%) - continued
9,146	Cousins Properties, Inc.	$88,350
5,500	Daito Trust Construction Company, Ltd.	767,349
1,181	Deutsche EuroShop AG	35,832
2,531	Digital Realty Trust, Inc.	301,189
11,394	Duke Realty Corporation	348,429
5,087	Granite REIT	243,054
2,279	H&R REIT	39,923
15,305	Host Hotels & Resorts, Inc.	289,264
54,000	Hysan Development Company, Ltd.	289,451
6,197	Klepierre SA	216,828
258,672	Mirvac Group	505,292
6,626	Physicians Realty Trust	124,635
5,725	QTS Realty Trust, Inc.	257,568
5,678	Quebecor, Inc.	139,194
17,000	Road King Infrastructure, Ltd.	38,593
13,670	Scentre Group	39,904
3,000	Swire Pacific, Ltd.	38,643
4,432	Terreno Realty Corporation	186,321
63,976	Vicinity Centres	118,123
39,000	Wing Tai Holdings, Ltd.	58,484

	Total	5,311,216

Utilities (0.5%)
38,518	AGL Energy, Ltd.	595,404
7,850	Alliant Energy Corporation	369,970
6,600	CMS Energy Corporation	366,564
24,943	Enagas SA	726,155
4,450	Entergy Corporation	425,553
7,418	Exelon Corporation	371,864
2,250	New Jersey Resources Corporation	112,027
1,582	NorthWestern Corporation	111,389
3,830	PNM Resources, Inc.	181,312
5,550	Public Service Enterprise Group, Inc.	329,726
1,465	Southwest Gas Holdings, Inc.	120,511
381	Unitil Corporation	20,639

	Total	3,731,114

	Total Common Stock (cost $185,089,256)	197,588,880

Shares	Registered Investment Companies (6.3%)	Value
Affiliated (5.1%)
3,903,033	Thrivent Core Emerging Markets Debt Fund	37,078,815

	Total	37,078,815

Unaffiliated (1.2%)
69,000	Invesco Senior Loan ETF	1,562,160
2,177	iShares Dow Jones U.S. Real Estate Index Fund ETF	189,486
5,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	595,300
1,484	iShares Russell 2000 Index Fund	227,185
1,103	iShares Russell 2000 Value Index Fund	132,250
2,060	SPDR S&P Retail ETF	92,721
741	SPDR S&P Semiconductor ETF	58,176
368	VanEck Vectors Semiconductor ETF	39,129
25,000	Vanguard High Dividend Yield ETF	2,141,500
17,533	Vanguard Real Estate ETF	1,523,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Registered Investment Companies (6.3%)	Value
Unaffiliated (1.2%) - continued
31,325	Vanguard Short-Term Corporate Bond ETF	$2,498,482

	Total	9,060,182

	Total Registered Investment Companies (cost $45,780,469)	46,138,997

Shares	Preferred Stock (1.6%)	Value
Consumer Staples (0.2%)
26,000	CHS, Inc., 6.750%[b,j]	671,580
31,200	CHS, Inc., 7.100%[b,j]	827,736

	Total	1,499,316

Energy (0.4%)
195,459	Crestwood Equity Partners, LP, 9.250%[j]	1,819,684
43,675	NuStar Logistics, LP, 9.521%[b]	1,097,990

	Total	2,917,674

Financials (0.8%)
6,475	Agribank FCB, 6.875%[b,j]	666,925
8,650	CoBank ACB, 6.250%[b,j]	877,704
16,623	Federal National Mortgage Association, 0.000%[i,j,l]	171,716
635	First Tennessee Bank NA, 3.750%[b,g,j]	464,076
29,050	GMAC Capital Trust I, 8.46875%[b]	756,462
16,585	Hartford Financial Services Group, Inc., 7.875%[b,i]	470,848
22,200	Morgan Stanley, 7.125%[b,i,j]	624,264
1,357	Wells Fargo & Company, Convertible, 7.500%[j]	1,753,719

	Total	5,785,714

Health Care (0.1%)
582	Danaher Corporation, Convertible, 4.750%	612,840

	Total	612,840

Industrials (<0.1%)
463	Fortive Corporation, Convertible, 5.000%	485,710

	Total	485,710

Real Estate (0.1%)
34,285	Colony Capital, Inc., 8.750%[j]	862,953

	Total	862,953

Utilities (<0.1%)
268	Sempra Energy, Convertible, 6.000%	28,328

	Total	28,328

	Total Preferred Stock (cost $12,023,496)	12,192,535

Shares	Collateral Held for Securities Loaned (1.1%)	Value
8,255,418	Thrivent Cash Management Trust	8,255,418

	Total Collateral Held for Securities Loaned (cost $8,255,418)	8,255,418

Shares or Principal Amount	Short-Term Investments (12.5%)	Value
	Federal Home Loan Bank Discount Notes
1,200,000	2.380%, 4/3/2019[m,n]	$1,199,839
1,100,000	2.385%, 4/10/2019[m,n]	1,099,334
300,000	2.400%, 4/15/2019[m,n]	299,718
200,000	2.400%, 5/10/2019[m,n]	199,476
400,000	2.415%, 5/20/2019[m,n]	398,682
	Thrivent Core Short-Term Reserve Fund
8,868,191	2.730%	88,681,911

	Total Short-Term Investments (cost $91,878,557)	91,878,960

	Total Investments (cost $788,214,904) 109.1%	$801,535,843

	Other Assets and Liabilities, Net (9.1%)	(66,877,729)

	Total Net Assets 100.0%	$734,658,114

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $138,932,644 or 18.9% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of March 29, 2019:

Securities Lending Transactions

Common Stock	$1,107,884
Long-Term Fixed Income	5,722,579
Total lending	$6,830,463
Gross amount payable upon return of collateral for securities loaned	$8,255,418
Net amounts due to counterparty	$1,424,955

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,309,432	–	1,760,840	2,548,592
Capital Goods	5,716,398	–	5,117,898	598,500
Communications Services	23,748,435	–	22,568,746	1,179,689
Consumer Cyclical	11,966,423	–	9,228,597	2,737,826
Consumer Non-Cyclical	16,416,185	–	16,180,389	235,796
Energy	7,575,897	–	7,125,749	450,148
Financials	13,805,172	–	13,805,172	–
Technology	5,346,581	–	5,346,581	–
Utilities	3,478,051	–	3,478,051	–
Long-Term Fixed Income
Asset-Backed Securities	39,438,656	–	39,438,656	–
Basic Materials	8,382,121	–	8,382,121	–
Capital Goods	14,055,883	–	14,055,883	–
Collateralized Mortgage Obligations	64,737,184	–	62,969,119	1,768,065
Communications Services	25,073,342	–	25,073,342	–
Consumer Cyclical	17,907,874	–	17,907,874	–
Consumer Non-Cyclical	19,232,280	–	19,232,280	–
Energy	23,434,779	–	23,434,779	–
Financials	53,722,574	–	51,749,529	1,973,045
Mortgage-Backed Securities	62,267,856	–	62,267,856	–
Technology	14,556,329	–	14,556,329	–
Transportation	2,671,475	–	2,671,475	–
Utilities	7,638,126	–	7,638,126	–
Common Stock
Communications Services	11,612,973	8,403,398	3,209,575	–
Consumer Discretionary	19,093,762	11,261,187	7,832,575	–
Consumer Staples	13,804,822	7,196,966	6,607,856	–
Energy	12,680,644	11,546,688	1,133,956	–
Financials	34,664,755	29,462,415	5,202,340	–
Health Care	27,612,753	23,134,386	4,478,367	–
Industrials	25,322,711	19,320,082	6,002,629	–
Information Technology	35,120,581	30,389,799	4,730,782	–
Materials	8,633,549	3,754,064	4,879,485	–
Real Estate	5,311,216	2,730,405	2,580,811	–
Utilities	3,731,114	2,409,555	1,321,559	–
Preferred Stock
Consumer Staples	1,499,316	1,499,316	–	–
Energy	2,917,674	2,917,674	–	–
Financials	5,785,714	4,654,713	1,131,001	–
Health Care	612,840	612,840	–	–
Industrials	485,710	485,710	–	–
Real Estate	862,953	862,953	–	–
Utilities	28,328	28,328	–	–
Registered Investment Companies
Unaffiliated	9,060,182	9,060,182	–	–
Short-Term Investments	3,197,049	–	3,197,049	–
Subtotal Investments in Securities	$667,519,699	$169,730,661	$486,297,377	$11,491,661
Other Investments *	Total
Affiliated Short-Term Investments	88,681,911
Affiliated Registered Investment Companies	37,078,815
Collateral Held for Securities Loaned	8,255,418
Subtotal Other Investments	$134,016,144

Total Investments at Value	$801,535,843
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,459,471	1,459,471	–	–
Total Asset Derivatives	$1,459,471	$1,459,471	$–	$–
Liability Derivatives
Futures Contracts	362,034	362,034	–	–
Total Liability Derivatives	$362,034	$362,034	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $3,197,049 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	337	June 2019	$41,341,509	$520,210
CBOT 2-Yr. U.S. Treasury Note	16	June 2019	3,397,299	12,201
CBOT U.S. Long Bond	134	June 2019	19,447,188	606,749
CME Ultra Long Term U.S. Treasury Bond	1	June 2019	160,613	7,387
ICE US mini MSCI Emerging Markets Index	267	June 2019	13,803,367	312,924
Total Futures Long Contracts			$78,149,976	$1,459,471
CBOT 5-Yr. U.S. Treasury Note	(13)	June 2019	($1,491,405)	($14,361)
CME E-mini Russell 2000 Index	(73)	June 2019	(5,605,812)	(29,058)
CME E-mini S&P 500 Index	(31)	June 2019	(4,303,663)	(94,927)
ICE mini MSCI EAFE Index	(154)	June 2019	(14,147,592)	(223,688)
Total Futures Short Contracts			($25,548,472)	($362,034)
Total Futures Contracts			$52,601,504	$1,097,437

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$35,092	$522	$–	3,903	$37,079	5.1%
Total Affiliated Registered Investment Companies	35,092				37,079	5.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	81,292	67,935	60,545	8,868	88,682	12.1
Total Affiliated Short-Term Investments	81,292				88,682	12.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	4,779	36,760	33,284	8,255	8,255	1.1
Total Collateral Held for Securities Loaned	4,779				8,255	1.1
Total Value	$121,163				$134,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$1,465	–	$411
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	572
Total Income from Affiliated Investments				$983
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	8
Total Affiliated Income from Securities Loaned, Net				$8
Total Value	$–	$1,465	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Asset-Backed Securities (2.7%)
	Brazos Higher Education Authority, Inc.
$334,351	3.621%, (LIBOR 3M + 0.850%), 7/25/2029, Ser. 2011-2, Class A2[a]	$336,499
	Goodgreen Trust
1,984,557	3.860%, 10/15/2054, Ser. 2019-1A, Class Ab	2,022,759
	SBA Small Business Investment Companies
1,902,443	3.548%, 9/11/2028, Ser. 2018-10B, Class 1	1,964,786
	SLM Student Loan Trust
645,151	2.886%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Aa	631,348

	Total	4,955,392

Collateralized Mortgage Obligations (2.6%)
	Bayview Koitere Fund Trust
166,929	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Aa,b	169,630
	Federal Home Loan Mortgage Corporation Military Housing Bonds Resecuritization Trust Certificates
1,894,041	4.107%, 11/25/2052, Ser. 2015-R1, Class A3[a,b,c,d]	2,015,971
	GMAC Mortgage Corporation Loan Trust
85,621	2.986%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[a,c]	94,431
	IndyMac Seconds Asset-Backed Trust
229,846	2.826%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Aa,c	125,635
	Seasoned Credit Risk Transfer Trust
1,898,222	2.750%, 8/25/2056, Ser. 2017-2, Class HAc,e	1,888,576
	Wachovia Asset Securitization, Inc.
401,953	2.626%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Aa,b,c	369,513

	Total	4,663,756

Commercial Mortgage-Backed Securities (15.1%)
	Federal Home Loan Mortgage Corporation - REMIC
1,100,000	3.859%, 11/25/2028, Ser. K086, Class A2[a]	1,180,465
2,444,960	3.500%, 8/15/2047, Ser. 4860, Class CA	2,483,819
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certficates
1,000,000	3.650%, 2/25/2028, Ser. K075, Class A2[a]	1,055,294
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,340,627	2.776%, 3/25/2023, Ser. K724, Class A1[c]	1,345,558

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Commercial Mortgage-Backed Securities (15.1%) - continued
$2,000,000	2.930%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Aa,c	$1,996,421
1,750,000	3.430%, 1/25/2027, Ser. K063, Class A2[a]	1,819,655
2,000,000	3.900%, 4/25/2028, Ser. K076, Class A2[c]	2,150,424
1,750,000	3.900%, 8/25/2028, Ser. K081, Class A2[a,c]	1,885,033
1,575,821	3.000%, 3/15/2045, Ser. 4741, Class GA	1,586,602
	Federal National Mortgage Association
875,000	3.640%, 6/1/2028	907,615
355,000	3.710%, 7/1/2028	374,665
2,000,000	3.830%, 10/1/2028	2,140,889
	Federal National Mortgage Association - ACES
1,534,547	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[a]	1,554,062
1,500,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[a]	1,542,086
1,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[a]	1,252,606
2,000,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[a]	2,091,941
	FRESB Multifamily Mortgage Pass-Through Trust
1,908,962	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fa,c	1,902,506

	Total	27,269,641

Consumer Cyclical (0.9%)
	Board of Trustees of The Leland Stanford Junior University
425,000	3.563%, 6/1/2044	429,197
	California Institute of Technology
250,000	4.700%, 11/1/2111	278,561
	Dartmouth College
125,000	3.760%, 6/1/2043	126,982
	Massachusetts Institute of Technology
375,000	4.678%, 7/1/2114	438,755
	President and Fellows of Harvard College
375,000	3.619%, 10/1/2037	383,165

	Total	1,656,660

Energy (0.1%)
	Petroleos Mexicanos
195,000	2.378%, 4/15/2025	193,613

	Total	193,613

Financials (3.0%)
	Bank Nederlandse Gemeenten NV
2,000,000	2.671%, (LIBOR 3M + 0.070%), 3/11/2022[a,b]	2,000,740
	HSBC Bank Canada
750,000	3.300%, 11/28/2021[b]	761,938
	ING Groep NV
550,000	4.625%, 1/6/2026[b]	577,334
	Oesterreichische Kontrollbank AG
2,000,000	2.875%, 9/7/2021	2,024,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Financials (3.0%) - continued
	Preferred Term Securities XXIII, Ltd.
$142,336	2.811%, (LIBOR 3M + 0.200%), 12/22/2036[a,b]	$134,404

	Total	5,498,794

Foreign Government (8.8%)
	African Development Bank
2,000,000	3.000%, 9/20/2023	2,051,511
	CPPIB Capital, Inc.
2,000,000	3.125%, 9/25/2023[b]	2,055,202
	Development Bank of Japan, Inc.
750,000	2.125%, 9/1/2022[b]	738,331
	European Investment Bank
2,000,000	2.500%, 3/15/2023	2,012,784
	Export Development Canada
2,000,000	2.500%, 1/24/2023[f]	2,009,586
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	513,995
	Jordan Government International Bond
500,000	2.503%, 10/30/2020	500,952
	Kommunalbanken AS
2,000,000	2.500%, 1/11/2023[b]	2,007,328
	Province of Ontario Canada
1,000,000	3.400%, 10/17/2023	1,035,375
	Province of Quebec
400,000	7.500%, 7/15/2023	475,583
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[b]	495,951
2,000,000	2.375%, 2/15/2023[b,f]	2,003,014

	Total	15,899,612

Mortgage-Backed Securities (26.8%)
	Federal Home Loan Mortgage Corporation - REMIC
1,192,810	3.000%, 5/15/2045, Ser. 4631, Class PA	1,200,903
1,279,082	3.000%, 3/15/2047, Ser. 4734, Class JA	1,281,501
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,987,500	4.000%, 4/1/2049[g]	3,075,666
	Federal National Mortgage Association - REMIC
662,407	3.000%, 6/25/2046, Ser. 2017-58, Class P	663,465
1,904,259	3.500%, 12/25/2047, Ser. 2018-41, Class PB	1,931,796
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
884	8.000%, 4/1/2030	1,040
7,345,000	3.500%, 4/1/2049[g]	7,446,854
21,787,500	4.000%, 4/1/2049[g]	22,412,188
10,000,000	4.500%, 4/1/2049[g]	10,419,287
	Government National Mortgage Association 30-Yr. Pass Through
770	9.000%, 9/15/2024	829

	Total	48,433,529

U.S. Government & Agencies (38.6%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	397,153

Principal Amount	Long-Term Fixed Income (99.1%)	Value
U.S. Government & Agencies (38.6%) - continued
	Federal Home Loan Bank
$3,000,000	2.375%, 3/30/2020	$2,998,128
2,500,000	2.500%, 2/13/2024	2,522,493
	Federal National Mortgage Association
500,000	5.960%, 9/11/2028	638,739
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	205,918
	Tennessee Valley Authority
2,500,000	2.250%, 3/15/2020	2,494,462
1,625,000	5.250%, 9/15/2039	2,093,490
	U.S. Treasury Bills
4,000,000	0.875%, 9/15/2019	3,972,188
5,625,000	1.750%, 11/30/2019	5,599,731
1,500,000	1.375%, 12/15/2019	1,489,102
2,500,000	1.375%, 2/15/2020	2,477,441
	U.S. Treasury Bonds
300,000	5.500%, 8/15/2028	377,766
1,500,000	5.250%, 11/15/2028	1,864,102
4,050,000	2.625%, 2/15/2029	4,128,785
1,225,000	3.000%, 5/15/2042	1,277,015
3,575,000	2.500%, 5/15/2046	3,368,041
	U.S. Treasury Bonds, TIPS
5,101,350	0.500%, 1/15/2028	5,092,205
2,059,056	0.875%, 2/15/2047	2,040,406
	U.S. Treasury Notes
1,000,000	2.750%, 11/30/2020	1,006,875
600,000	1.875%, 12/15/2020	595,547
1,000,000	2.250%, 7/31/2021	999,727
5,095,000	1.125%, 8/31/2021	4,960,659
2,150,000	2.500%, 1/15/2022	2,165,285
1,500,000	1.875%, 7/31/2022	1,483,008
225,000	2.000%, 11/30/2022	223,242
3,850,000	2.500%, 1/31/2024	3,896,621
250,000	2.125%, 7/31/2024	248,330
6,850,000	2.250%, 11/15/2024	6,839,564
250,000	2.125%, 11/30/2024	248,027
1,350,000	2.875%, 7/31/2025	1,395,563
	U.S. Treasury Notes, TIPS
517,415	0.125%, 4/15/2022	512,169
2,279,655	0.625%, 4/15/2023	2,296,280

	Total	69,908,062

Utilities (0.5%)
	Duke Energy Carolinas, LLC
750,000	3.950%, 11/15/2028	799,381

	Total	799,381

	Total Long-Term Fixed Income (cost $176,905,927)	179,278,440

Shares	Collateral Held for Securities Loaned (0.3%)	Value
511,096	Thrivent Cash Management Trust	511,096

	Total Collateral Held for Securities Loaned (cost $511,096)	511,096

Shares or Principal Amount	Short-Term Investments (25.7%)	Value
	Federal Farm Credit Bank Discount Notes
300,000	2.450%, 4/9/2019[h,i]	299,839

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (25.7%)	Value
	Thrivent Core Short-Term Reserve Fund
4,628,246	2.730%	$46,282,464

	Total Short-Term Investments (cost $46,582,260)	46,582,303

	Total Investments (cost $223,999,283) 125.1%	$226,371,839

	Other Assets and Liabilities, Net (25.1%)	(45,409,376)

	Total Net Assets 100.0%	$180,962,464

a

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $15,352,115 or 8.5% of total net assets.

c	All or a portion of the security is insured or guaranteed.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ACES	-	Alternative Credit Enhancement Securities
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Government Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,955,392	–	4,955,392	–
Collateralized Mortgage Obligations	4,663,756	–	2,647,785	2,015,971
Commercial Mortgage-Backed Securities	27,269,641	–	27,269,641	–
Consumer Cyclical	1,656,660	–	1,656,660	–
Energy	193,613	–	193,613	–
Financials	5,498,794	–	5,498,794	–
Foreign Government	15,899,612	–	15,899,612	–
Mortgage-Backed Securities	48,433,529	–	48,433,529	–
U.S. Government & Agencies	69,908,062	–	69,908,062	–
Utilities	799,381	–	799,381	–
Short-Term Investments	299,839	–	299,839	–
Subtotal Investments in Securities	$179,578,279	$–	$177,562,308	$2,015,971
Other Investments *	Total
Affiliated Short-Term Investments	46,282,464
Collateral Held for Securities Loaned	511,096
Subtotal Other Investments	$46,793,560

Total Investments at Value	$226,371,839

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	179,344	179,344	–	–
Total Asset Derivatives	$179,344	$179,344	$–	$–
Liability Derivatives
Futures Contracts	66,963	66,963	–	–
Total Liability Derivatives	$66,963	$66,963	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Government Bond Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $199,892 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	1	June 2019	$122,675	$1,544
CBOT 2-Yr. U.S. Treasury Note	62	June 2019	13,164,534	47,278
CBOT 5-Yr. U.S. Treasury Note	44	June 2019	5,047,419	49,019
CBOT U.S. Long Bond	18	June 2019	2,612,309	81,503
Total Futures Long Contracts			$20,946,937	$179,344
CBOT Ultra 10-Yr. U.S. Treasury Note	(17)	June 2019	($2,209,945)	($47,336)
CME Ultra Long Term U.S. Treasury Bond	(3)	June 2019	(484,373)	(19,627)
Total Futures Short Contracts			($2,694,318)	($66,963)
Total Futures Contracts			$18,252,619	$112,381

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Government Bond Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$48,960	$14,192	$16,870	4,628	$46,282	25.6%
Total Affiliated Short-Term Investments	48,960				46,282	25.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,045	1,986	3,520	511	511	0.3
Total Collateral Held for Securities Loaned	2,045				511	0.3
Total Value	$51,005				$46,793

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$320
Total Income from Affiliated Investments				$320
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (5.6%)[a]	Value
Basic Materials (1.0%)
	Contura Energy, Inc., Term Loan
$6,907,563	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	$6,821,218
	Starfruit US Holdco, LLC, Term Loan
1,604,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	1,578,945

	Total	8,400,163

Capital Goods (0.7%)
	Navistar, Inc., Term Loan
4,260,000	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	4,240,489
	Vertiv Group Corporation, Term Loan
1,729,957	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,621,835

	Total	5,862,324

Communications Services (1.3%)
	Frontier Communications Corporation, Term Loan
4,200,187	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	4,095,183
	Univision Communications, Inc., Term Loan
3,105,009	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	2,920,850
	Windstream Services, LLC, Term Loan
4,260,000	0.000%, (PRIME + 5.000%), 3/30/2021[b,d,e,f]	4,263,323

	Total	11,279,356

Consumer Cyclical (0.7%)
	Cengage Learning, Inc., Term Loan
4,144,001	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,719,241
	Golden Nugget, LLC, Term Loan
2,124,273	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	2,101,374

	Total	5,820,615

Consumer Non-Cyclical (1.0%)
	Bausch Health Companies, Inc., Term Loan
2,598,126	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,579,575
	Chobani, LLC, Term Loan
1,595,921	5.999%, (LIBOR 1M + 3.500%), 10/7/2023[b]	1,526,100
	Endo International plc, Term Loan
2,658,236	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,604,646
	Revlon Consumer Products Corporation, Term Loan
2,314,654	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	1,670,416

	Total	8,380,737

Financials (0.9%)
	Forest City Enterprises, LP, Term Loan
3,725,663	6.481%, (LIBOR 1M + 4.000%), 12/7/2025[b]	3,734,977

Principal Amount	Bank Loans (5.6%)[a]	Value
Financials (0.9%) - continued
	Grizzly Finco, Term Loan
$4,278,500	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	$4,260,316

	Total	7,995,293

	Total Bank Loans (cost $48,400,213)	47,738,488

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Basic Materials (7.4%)
	Alcoa, Inc.
1,605,000	5.125%, 10/1/2024	1,646,698
	Anglo American Capital plc
4,205,000	4.750%, 4/10/2027[g]	4,288,603
	Big River Steel, LLC
3,610,000	7.250%, 9/1/2025[g]	3,773,533
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[g]	2,650,776
	Cleveland-Cliffs, Inc.
4,255,000	5.750%, 3/1/2025	4,074,162
	Consolidated Energy Finance SA
2,670,000	6.875%, 6/15/2025[g]	2,690,025
	Element Solutions, Inc.
3,500,000	5.875%, 12/1/2025[g]	3,512,600
	First Quantum Minerals, Ltd.
573,000	7.000%, 2/15/2021[g]	582,669
2,675,000	7.250%, 4/1/2023[g]	2,611,469
2,140,000	6.875%, 3/1/2026[g]	1,984,850
	Grinding Media, Inc.
3,250,000	7.375%, 12/15/2023[g]	3,120,000
	Hexion, Inc.
2,565,000	6.625%, 4/15/2020	2,141,775
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[g]	2,701,750
	Mercer International, Inc.
2,140,000	7.375%, 1/15/2025[g,h]	2,247,000
3,215,000	5.500%, 1/15/2026	3,150,700
	Midwest Vanadium, Pty. Ltd.
3,197,755	11.500%, 2/15/2018*,f,i	9,852
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[g]	1,605,325
2,240,000	5.875%, 9/30/2026[g]	2,228,800
	Olin Corporation
4,275,000	5.000%, 2/1/2030	4,189,500
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[g]	3,203,850
	Trinseo Materials Operating SCA
3,200,000	5.375%, 9/1/2025[g]	3,032,000
	Tronox Finance plc
3,210,000	5.750%, 10/1/2025[g]	2,977,275
	United States Steel Corporation
2,135,000	6.875%, 8/15/2025	2,086,963
2,650,000	6.250%, 3/15/2026	2,477,989

	Total	62,988,164

Capital Goods (10.0%)
	Abengoa Abnewco 2 SAU
3,848,057	0.250%, PIK 1.250%, 9/29/2022*,j	423,286
	ABG Orphan Holdco SARL
303,434	3.447%, PIK 10.554%, 2/28/2021*,j	318,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Capital Goods (10.0%) - continued
	Advanced Disposal Services, Inc.
$3,155,000	5.625%, 11/15/2024[g]	$3,218,100
	AECOM
1,065,000	5.875%, 10/15/2024	1,122,244
3,195,000	5.125%, 3/15/2027	3,087,169
	Arconic, Inc.
1,605,000	5.900%, 2/1/2027	1,666,680
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[g]	4,413,955
3,720,000	6.000%, 2/15/2025[g]	3,720,000
	Berry Global, Inc.
1,740,000	4.500%, 2/15/2026[g]	1,653,348
	Berry Plastics Corporation
4,260,000	5.125%, 7/15/2023	4,323,900
	Bombardier, Inc.
2,945,000	7.500%, 3/15/2025[g]	3,033,350
4,790,000	7.875%, 4/15/2027[g]	4,939,687
	BWAY Holding Company
3,205,000	7.250%, 4/15/2025[g,h]	3,090,806
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[g]	2,817,375
2,670,000	6.125%, 5/5/2025[g]	2,763,450
	Covanta Holding Corporation
1,600,000	5.875%, 7/1/2025	1,628,000
2,510,000	6.000%, 1/1/2027	2,503,725
	Crown Cork & Seal Company, Inc.
3,210,000	7.375%, 12/15/2026	3,563,100
	Flex Acquisition Company, Inc.
3,205,000	6.875%, 1/15/2025[g]	3,060,775
1,300,000	7.875%, 7/15/2026[g]	1,254,500
	GFL Environmental, Inc.
3,210,000	7.000%, 6/1/2026[g]	3,041,475
	H&E Equipment Services, Inc.
4,971,000	5.625%, 9/1/2025	4,958,573
	Herc Rentals, Inc.
3,592,000	7.750%, 6/1/2024[g,h]	3,812,010
	Jeld-Wen, Inc.
2,670,000	4.875%, 12/15/2027[g]	2,516,475
	New Enterprise Stone & Lime Company, Inc.
2,145,000	6.250%, 3/15/2026[g]	2,086,248
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[g]	3,215,518
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[g]	2,210,344
	Ritchie Bros. Auctioneers, Inc.
1,455,000	5.375%, 1/15/2025[g]	1,482,281
	Summit Materials, LLC
2,135,000	5.125%, 6/1/2025[g]	2,060,275
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	2,923,200
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,083,850
2,620,000	5.875%, 9/15/2026	2,708,425

	Total	84,700,730

Communications Services (13.1%)
	AMC Networks, Inc.
3,100,000	5.000%, 4/1/2024	3,115,190
	Block Communications, Inc.
3,720,000	6.875%, 2/15/2025[g]	3,854,850
	CBS Radio, Inc.
1,835,000	7.250%, 11/1/2024[g,h]	1,825,825

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Communications Services (13.1%) - continued
	CCO Holdings, LLC
$7,780,000	5.875%, 4/1/2024[g]	$8,130,956
	CCOH Safari, LLC
4,130,000	5.750%, 2/15/2026[g]	4,326,175
	Cengage Learning, Inc.
1,705,000	9.500%, 6/15/2024[g,h]	1,406,625
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,262,894
	CSC Holdings, LLC
3,460,000	6.500%, 2/1/2029[g]	3,682,737
	Embarq Corporation
5,325,000	7.995%, 6/1/2036	5,185,219
	Gray Escrow, Inc.
2,040,000	7.000%, 5/15/2027[g]	2,167,500
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[g]	3,623,012
	Intelsat Jackson Holdings SA
8,570,000	5.500%, 8/1/2023	7,605,875
	Level 3 Financing, Inc.
5,510,000	5.375%, 5/1/2025	5,577,773
1,700,000	5.250%, 3/15/2026	1,695,750
	Lions Gate Capital Holdings, LLC
2,665,000	6.375%, 2/1/2024[g]	2,791,587
	McGraw-Hill Global Education Holdings, LLC
2,095,000	7.875%, 5/15/2024[g,h]	1,696,950
	Neptune Finco Corporation
4,733,000	10.875%, 10/15/2025[g]	5,464,248
	Qualitytech, LP
3,740,000	4.750%, 11/15/2025[g]	3,618,450
	SFR Group SA
2,710,000	6.250%, 5/15/2024[g]	2,730,325
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[g]	1,581,775
2,140,000	5.125%, 2/15/2027[g]	2,049,050
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,170,014
	Sprint Corporation
9,845,000	7.625%, 2/15/2025	10,041,900
	T-Mobile USA, Inc.
3,450,000	6.000%, 4/15/2024	3,596,625
3,725,000	4.500%, 2/1/2026	3,722,963
	T-Mobile USA, Inc. Contingent Consent Payment
3,450,000	0.000%, 4/15/2024[c]	3
	VeriSign, Inc.
2,630,000	4.750%, 7/15/2027	2,630,316
	Virgin Media Secured Finance plc
4,900,000	5.250%, 1/15/2026[g]	4,930,625
1,050,000	5.500%, 8/15/2026[g]	1,068,375
	WMG Acquisition Corporation
2,675,000	5.500%, 4/15/2026[g]	2,745,219
	Zayo Group, LLC
2,130,000	5.750%, 1/15/2027[g]	2,125,314

	Total	111,424,120

Consumer Cyclical (12.0%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[g]	3,825,412
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[g]	3,979,800
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,669,304

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Consumer Cyclical (12.0%) - continued
	Cinemark USA, Inc.
$4,475,000	4.875%, 6/1/2023	$4,550,180
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[g]	4,003,500
	Delphi Jersey Holdings plc
4,415,000	5.000%, 10/1/2025[g]	3,887,407
	Hanesbrands, Inc.
4,145,000	4.875%, 5/15/2026[g]	4,089,457
	Hertz Corporation
2,135,000	7.625%, 6/1/2022[g]	2,185,172
	Hilton Escrow Issuer, LLC
2,660,000	4.250%, 9/1/2024	2,654,999
	International Game Technology plc
1,600,000	6.500%, 2/15/2025[g]	1,664,000
1,600,000	6.250%, 1/15/2027[g]	1,640,000
	KAR Auction Services, Inc.
2,670,000	5.125%, 6/1/2025[g]	2,639,963
	KB Home
2,000,000	8.000%, 3/15/2020	2,083,000
	L Brands, Inc.
1,860,000	5.625%, 2/15/2022	1,932,075
1,413,000	6.694%, 1/15/2027	1,362,669
	Landry’s, Inc.
3,700,000	6.750%, 10/15/2024[g]	3,718,500
	Lennar Corporation
3,710,000	4.125%, 1/15/2022	3,737,825
1,525,000	4.500%, 4/30/2024	1,546,655
1,590,000	4.750%, 5/30/2025	1,623,788
	Live Nation Entertainment, Inc.
3,265,000	4.875%, 11/1/2024[g]	3,285,406
530,000	5.625%, 3/15/2026[g]	547,225
	Mattamy Group Corporation
3,180,000	6.875%, 12/15/2023[g]	3,243,600
1,070,000	6.500%, 10/1/2025[g]	1,055,609
	MGM Resorts International
3,500,000	5.750%, 6/15/2025	3,626,875
	New Red Finance, Inc.
2,410,000	5.000%, 10/15/2025[g]	2,380,598
	PGT Escrow Issuer, Inc.
2,675,000	6.750%, 8/1/2026[g]	2,775,313
	Prime Security Services Borrower, LLC
2,325,000	9.250%, 5/15/2023[g]	2,441,250
2,130,000	5.750%, 4/15/2026[e,g]	2,130,000
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	790,000
960,000	5.000%, 4/15/2023	964,800
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,211,900
2,650,000	10.000%, 12/1/2022	2,789,125
2,000,000	5.000%, 10/15/2025[g]	1,960,000
	ServiceMaster Company, LLC
4,260,000	5.125%, 11/15/2024[g]	4,275,975
	Six Flags Entertainment Corporation
5,880,000	4.875%, 7/31/2024[g]	5,788,125
	Stars Group Holdings BV
2,550,000	7.000%, 7/15/2026[g]	2,658,375
	Station Casinos, LLC
530,000	5.000%, 10/1/2025[g]	522,050
	Tunica-Biloxi Gaming Authority
3,061,624	3.780%, 12/15/2020[g]	658,249
	Wyndham Destinations, Inc.
1,110,000	5.750%, 4/1/2027	1,101,009

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Consumer Cyclical (12.0%) - continued
	Yum! Brands, Inc.
$2,090,000	5.250%, 6/1/2026[g]	$2,109,594

	Total	102,108,784

Consumer Non-Cyclical (10.5%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[g,h]	2,679,600
	Albertson’s Companies, LLC
5,718,000	6.625%, 6/15/2024	5,775,180
2,660,000	7.500%, 3/15/2026[g]	2,736,475
	Alliance One International, Inc.
3,100,000	9.875%, 7/15/2021	2,728,000
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,652,232
	Dole Food Company, Inc.
2,660,000	7.250%, 6/15/2025[g]	2,354,100
	Endo Finance, LLC
3,195,000	5.750%, 1/15/2022[g,h]	3,043,237
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[g]	4,202,900
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,722,246
4,810,000	5.875%, 3/15/2022	5,167,431
3,065,000	4.750%, 5/1/2023	3,217,324
3,705,000	5.375%, 2/1/2025	3,927,300
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[g]	3,339,375
3,470,000	5.750%, 6/15/2025[g]	3,556,750
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[g]	4,179,525
	Par Pharmaceutical, Inc.
2,130,000	7.500%, 4/1/2027[g]	2,159,288
	Pilgrim’s Pride Corporation
3,215,000	5.750%, 3/15/2025[g]	3,247,150
	Post Holdings, Inc.
3,210,000	5.000%, 8/15/2026[g]	3,121,725
	Simmons Foods, Inc.
3,695,000	5.750%, 11/1/2024[g]	3,242,363
	Spectrum Brands, Inc.
4,280,000	5.750%, 7/15/2025	4,312,100
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,583,403
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,363,750
2,660,000	6.250%, 2/1/2027[g]	2,759,750
	Teva Pharmaceutical Finance Netherlands III BV
2,945,000	3.150%, 10/1/2026	2,407,948
	Valeant Pharmaceuticals International, Inc.
3,801,000	5.500%, 3/1/2023[g]	3,819,359
1,286,000	5.875%, 5/15/2023[g]	1,298,860
2,680,000	8.500%, 1/31/2027[g]	2,840,800

	Total	89,438,171

Energy (16.5%)
	Alliance Resource Operating Partners, LP
3,195,000	7.500%, 5/1/2025[g]	3,326,794
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,593,400
2,640,000	5.625%, 6/1/2023	2,676,300
	Boardwalk Pipelines, LP
3,695,000	5.950%, 6/1/2026	3,930,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Energy (16.5%) - continued
	Buckeye Partners, LP
$4,265,000	4.125%, 12/1/2027	$4,077,935
	California Resources Corporation
5,890,000	8.000%, 12/15/2022[g,h]	4,625,417
	Centennial Resource Production, LLC
5,085,000	5.375%, 1/15/2026[g]	4,875,244
	Cheniere Corpus Christi Holdings, LLC
6,910,000	7.000%, 6/30/2024	7,800,008
	Cheniere Energy Partners, LP
3,875,000	5.625%, 10/1/2026[g]	3,971,875
	Chesapeake Energy Corporation
1,100,000	7.000%, 10/1/2024[h]	1,097,250
4,281,000	8.000%, 1/15/2025[h]	4,366,620
	CrownRock Finance, Inc.
3,750,000	5.625%, 10/15/2025[g]	3,600,000
	Diamondback Energy, Inc.
3,210,000	4.750%, 11/1/2024	3,281,583
	Endeavor Energy Resources, LP
650,000	5.500%, 1/30/2026[g]	667,875
	Energy Transfer Operating, LP
2,280,000	4.250%, 3/15/2023	2,339,750
4,245,000	5.500%, 6/1/2027	4,606,350
	EnLink Midstream Partners, LP
1,600,000	4.400%, 4/1/2024	1,584,000
2,675,000	4.150%, 6/1/2025	2,574,687
1,065,000	4.850%, 7/15/2026	1,057,012
	Ensco plc
3,740,000	4.500%, 10/1/2024	2,861,100
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,386,988
1,870,000	5.750%, 8/15/2025	1,930,987
	Nabors Industries, Inc.
3,200,000	5.750%, 2/1/2025	2,867,936
	NGPL Pipeco, LLC
3,210,000	4.875%, 8/15/2027[g]	3,242,100
	Noble Holding International, Ltd.
3,210,000	7.750%, 1/15/2024[h]	2,890,124
	Pacific Drilling First Lien Escrow Issuer, Ltd.
3,500,000	8.375%, 10/1/2023[g]	3,553,130
	Pacific Drilling Second Lien Escrow Issuer, Ltd.
500,000	11.000%, PIK 12.000%, 4/1/2024[g,h,j]	516,250
	Parsley Energy, LLC
3,200,000	5.625%, 10/15/2027[g]	3,192,000
	Precision Drilling Corporation
1,180,000	7.750%, 12/15/2023	1,212,450
1,350,000	5.250%, 11/15/2024	1,262,250
1,070,000	7.125%, 1/15/2026[g]	1,060,972
	Rowan Companies, Inc.
3,745,000	4.750%, 1/15/2024	3,038,131
	Sanchez Energy Corporation
3,740,000	7.250%, 2/15/2023[g,h]	3,010,700
	SESI, LLC
4,280,000	7.750%, 9/15/2024	3,541,700
	SM Energy Company
2,675,000	5.000%, 1/15/2024	2,474,375
535,000	6.625%, 1/15/2027[h]	508,250
	Southwestern Energy Company
4,285,000	7.500%, 4/1/2026	4,370,700
	Sunoco, LP
2,675,000	4.875%, 1/15/2023	2,717,533
1,090,000	5.500%, 2/15/2026	1,079,100

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Energy (16.5%) - continued
	Tallgrass Energy Partners, LP
$3,250,000	4.750%, 10/1/2023[g]	$3,269,305
2,180,000	5.500%, 1/15/2028[g]	2,182,725
	Targa Resources Partners, LP
4,275,000	5.125%, 2/1/2025	4,360,500
	Transocean Pontus, Ltd.
505,575	6.125%, 8/1/2025[g]	511,895
	Transocean, Inc.
3,150,000	7.250%, 11/1/2025[g]	3,110,625
1,070,000	7.500%, 1/15/2026[g]	1,056,625
3,745,000	7.500%, 4/15/2031	3,201,975
	USA Compression Partners LP
2,390,000	6.875%, 9/1/2027[g]	2,428,838
	W&T Offshore, Inc.
4,700,000	9.750%, 11/1/2023[g]	4,682,375
	Whiting Petroleum Corporation
3,210,000	6.625%, 1/15/2026[h]	3,145,800
	WPX Energy, Inc.
3,210,000	8.250%, 8/1/2023	3,611,250

	Total	140,331,102

Financials (7.6%)
	Ally Financial, Inc.
4,170,000	4.125%, 3/30/2020	4,197,480
1,575,000	4.625%, 5/19/2022	1,606,500
4,000,000	5.750%, 11/20/2025[h]	4,260,440
	Avolon Holdings Funding, Ltd.
1,070,000	5.500%, 1/15/2023[g]	1,099,425
2,670,000	5.125%, 10/1/2023[g]	2,716,725
	Barclays plc
800,000	7.750%, 9/15/2023[b,k]	801,360
	Chobani, LLC
2,130,000	7.500%, 4/15/2025[g,h]	1,909,012
	CIT Group, Inc.
1,429,000	5.000%, 8/15/2022	1,487,946
1,251,000	5.000%, 8/1/2023	1,311,986
	Credit Acceptance Corporation
2,660,000	6.625%, 3/15/2026	2,699,900
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[g]	3,793,502
	Fortress Transportation and Infrastructure Investors, LLC
1,000,000	6.750%, 3/15/2022[g]	1,017,500
	Genworth Holdings, Inc.
3,430,000	4.900%, 8/15/2023	2,889,775
	Icahn Enterprises, LP
2,125,000	6.000%, 8/1/2020	2,145,188
1,870,000	6.250%, 2/1/2022	1,918,340
	Iron Mountain, Inc.
2,140,000	5.750%, 8/15/2024	2,161,400
	MPT Operating Partnership, LP
3,010,000	5.500%, 5/1/2024	3,085,250
1,340,000	5.000%, 10/15/2027	1,363,450
	Park Aerospace Holdings, Ltd.
1,605,000	5.250%, 8/15/2022[g]	1,644,965
4,285,000	4.500%, 3/15/2023[g]	4,263,575
1,995,000	5.500%, 2/15/2024[g]	2,069,813
	Quicken Loans, Inc.
4,015,000	5.750%, 5/1/2025[g]	4,025,038
	Royal Bank of Scotland Group plc
3,100,000	5.125%, 5/28/2024	3,181,455
	Synchrony Financial
1,340,000	4.250%, 8/15/2024	1,348,804
4,280,000	3.950%, 12/1/2027	4,046,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Financials (7.6%) - continued
	Wand Merger Corporation
$2,900,000	8.125%, 7/15/2023[g]	$2,987,000

	Total	64,032,629

Foreign Government (0.3%)
	Argentina Government International Bond
3,180,000	6.875%, 1/26/2027	2,572,620

	Total	2,572,620

Technology (6.5%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[g]	6,969,440
	Anixter, Inc.
2,455,000	5.125%, 10/1/2021	2,528,650
	CommScope Finance, LLC
1,600,000	6.000%, 3/1/2026[g]	1,654,992
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[g]	4,642,255
	Diamond Finance Corporation
4,795,000	7.125%, 6/15/2024[g]	5,084,509
	Equinix, Inc.
4,260,000	5.750%, 1/1/2025	4,417,087
	Harland Clarke Holdings Corporation
4,020,000	8.375%, 8/15/2022[g]	3,624,834
	Inception Merger Sub, Inc.
5,345,000	8.625%, 11/15/2024[g,h]	4,761,754
	Iron Mountain, Inc.
3,745,000	5.250%, 3/15/2028[g]	3,632,650
	Nielsen Company SARL
3,210,000	5.000%, 2/1/2025[g,h]	3,093,638
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[g]	2,395,975
	Seagate HDD Cayman
4,540,000	4.750%, 1/1/2025	4,433,528
	SS&C Technologies, Inc.
3,200,000	5.500%, 9/30/2027[g]	3,232,000
	Western Digital Corporation
5,000,000	4.750%, 2/15/2026[h]	4,768,750

	Total	55,240,062

Transportation (1.1%)
	United Continental Holdings, Inc.
3,000,000	4.250%, 10/1/2022	3,008,430
	XPO Logistics, Inc.
3,533,000	6.500%, 6/15/2022[g]	3,610,726
2,670,000	6.125%, 9/1/2023[g]	2,686,687

	Total	9,305,843

Utilities (2.7%)
	AES Corporation
2,675,000	4.500%, 3/15/2023	2,701,750
	Dynegy, Inc.
3,745,000	8.125%, 1/30/2026[g]	4,086,731
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[b,g,k]	2,515,625
	NRG Energy, Inc.
1,600,000	6.250%, 5/1/2024	1,650,000
1,680,000	7.250%, 5/15/2026	1,848,319
	Suburban Propane Partners, LP
3,195,000	5.875%, 3/1/2027	3,027,263
	Talen Energy Supply, LLC
2,140,000	6.500%, 6/1/2025	1,883,200

Principal Amount	Long-Term Fixed Income (87.7%)	Value
Utilities (2.7%) - continued
	TerraForm Power Operating, LLC
$2,140,000	4.250%, 1/31/2023[g]	$2,114,299
2,940,000	5.000%, 1/31/2028[g]	2,837,100

	Total	22,664,287

	Total Long-Term Fixed Income (cost $750,787,516)	744,806,512

Shares	Registered Investment Companies (0.4%)	Value

Unaffiliated (0.4%)
28,896	Energy Select Sector SPDR Fund	1,910,604
58,250	SPDR S&P Oil & Gas Exploration & Production ETF[h]	1,790,605

	Total	3,701,209

	Total Registered Investment Companies (cost $3,739,251)	3,701,209

Shares	Preferred Stock (0.3%)	Value
Energy (0.2%)
224,011	Crestwood Equity Partners, LP, 9.250%[k]	2,085,498

	Total	2,085,498

Financials (0.1%)
53,000	Federal National Mortgage Association, 0.000%[h,k,l]	547,490

	Total	547,490

	Total Preferred Stock (cost $2,661,702)	2,632,988

Shares	Common Stock (<0.1%)	Value
Industrials (<0.1%)
930,630	Abengoa SA, Class Al	27,143
9,928,936	Abengoa SA, Class Bl	77,965

	Total	105,108

Materials (<0.1%)
275	WestRock Company	10,546

	Total	10,546

	Total Common Stock (cost $275,856)	115,654

Shares	Collateral Held for Securities Loaned (6.7%)	Value
56,810,161	Thrivent Cash Management Trust	56,810,161

	Total Collateral Held for Securities Loaned (cost $56,810,161)	56,810,161

Shares or Principal Amount	Short-Term Investments (5.3%)	Value
	Thrivent Core Short-Term Reserve Fund
4,439,061	2.730%	44,390,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.3%)	Value
	U.S. Treasury Bills
700,000	2.455%, 5/23/2019[m]	$697,624

	Total Short-Term Investments (cost $45,088,035)	45,088,236

	Total Investments (cost $907,762,734) 106.0%	$900,893,248

	Other Assets and Liabilities, Net (6.0%)	(51,359,041)

	Total Net Assets 100.0%	$849,534,207

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $408,820,447 or 48.1% of total net assets.
h	All or a portion of the security is on loan.
i	Defaulted security. Interest is not being accrued.
j	Denotes payment-in-kind security. The security may pay an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2019.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of March 29, 2019 was $751,744 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2019.

Security	Acquisition Date	Cost
Abengoa Abnewco 2 SAU,
9/29/2022	3/31/2017	$1,053,545
ABG Orphan Holdco SARL,
2/28/2021	3/31/2017	283,823
Midwest Vanadium, Pty. Ltd.,
2/15/2018	2/9/2011	3,028,997

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of March 29, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$52,346,294
Common Stock	2,191,855
Total lending	$54,538,149
Gross amount payable upon return of collateral for securities loaned	$56,810,161
Net amounts due to counterparty	$2,272,012

Definitions:
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,400,163	–	1,578,945	6,821,218
Capital Goods	5,862,324	–	5,862,324	–
Communications Services	11,279,356	–	11,279,356	–
Consumer Cyclical	5,820,615	–	5,820,615	–
Consumer Non-Cyclical	8,380,737	–	8,380,737	–
Financials	7,995,293	–	7,995,293	–
Long-Term Fixed Income
Basic Materials	62,988,164	–	62,988,164	–
Capital Goods	84,700,730	–	84,700,730	–
Communications Services	111,424,120	–	111,424,117	3
Consumer Cyclical	102,108,784	–	102,108,784	–
Consumer Non-Cyclical	89,438,171	–	89,438,171	–
Energy	140,331,102	–	140,331,102	–
Financials	64,032,629	–	64,032,629	–
Foreign Government	2,572,620	–	2,572,620	–
Technology	55,240,062	–	55,240,062	–
Transportation	9,305,843	–	9,305,843	–
Utilities	22,664,287	–	22,664,287	–
Registered Investment Companies
Unaffiliated	3,701,209	3,701,209	–	–
Preferred Stock
Energy	2,085,498	2,085,498	–	–
Financials	547,490	547,490	–	–
Common Stock
Industrials	105,108	–	105,108	–
Materials	10,546	10,546	–	–
Short-Term Investments	697,624	–	697,624	–
Subtotal Investments in Securities	$799,692,475	$6,344,743	$786,526,511	$6,821,221
Other Investments *	Total
Affiliated Short-Term Investments	44,390,612
Collateral Held for Securities Loaned	56,810,161
Subtotal Other Investments	$101,200,773

Total Investments at Value	$900,893,248

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 3/29/2019	Shares Held at 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$41,060	$56,486	$53,155	$44,391	4,439	5.2%
Total Affiliated Short-Term Investments	41,060			44,391		5.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	48,896	45,926	38,012	56,810	56,810	6.7
Total Collateral Held for Securities Loaned	48,896			56,810		6.7
Total Value	$89,956			$101,201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

HIGH YIELD PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$281
Total Income from Affiliated Investments				$281
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	80
Total Affiliated Income from Securities Loaned, Net				$80
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Ball Metalpack Finco, LLC, Term Loan
$99,250	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	$98,754
	Big River Steel, LLC, Term Loan
241,325	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	241,928
	Contura Energy, Inc., Term Loan
444,375	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	438,820
	MRC Global (US), Inc., Term Loan
257,393	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	256,750

	Total	1,036,252

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
450,088	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	447,837
	GFL Environmental, Inc., Term Loan
671,616	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	648,003
	Sotera Health Holdings, LLC, Term Loan
320,264	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	314,393
	Vertiv Group Corporation, Term Loan
629,599	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	590,249

	Total	2,000,482

Communications Services (0.4%)
	Altice France SA, Term Loan
196,500	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	182,499
	CenturyLink, Inc., Term Loan
745,984	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	730,602
	Frontier Communications Corporation, Term Loan
442,125	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	431,072
	HCP Acquisition, LLC, Term Loan
354,441	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	348,791
	Intelsat Jackson Holdings SA, Term Loan
300,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	295,218
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
675,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	667,832
	Sprint Communications, Inc., Term Loan
	5.000%, (LIBOR 1M +
945,700	2.500%), 2/3/2024[b]	919,693
	TNS, Inc., Term Loan
352,068	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	347,139
	Univision Communications, Inc., Term Loan
1,522,680	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,432,369

Principal Amount	Bank Loans (1.7%)[a]	Value
Communications Services (0.4%) - continued
	Virgin Media Bristol, LLC, Term Loan
$580,000	4.984%, (LIBOR 1M + 2.500%), 1/15/2026[b]	$573,371
	WideOpenWest Finance, LLC, Term Loan
329,975	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	317,188
	Windstream Services, LLC, Term Loan
248,096	10.500%, (PRIME + 5.000%), 3/30/2021[b,d]	248,290

	Total	6,494,064

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
826,601	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	741,875
	Golden Entertainment, Inc., Term Loan
607,312	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	601,239
	Golden Nugget, LLC, Term Loan
481,525	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	476,334
	Scientific Games International, Inc., Term Loan
891,000	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	866,818
	Stars Group Holdings BV, Term Loan
200,622	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	200,074
	Tenneco, Inc., Term Loan
299,250	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	285,036

	Total	3,171,376

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
780,125	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	733,645
192,563	6.736%, (LIBOR 1M + 4.250%), 3/14/2025[b]	180,768
	Albertson’s, LLC, Term Loan
282,129	5.609%, (LIBOR 3M + 3.000%), 12/21/2022[b]	279,700
511,706	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	506,784
69,825	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	68,878
	Amneal Pharmaceuticals, LLC, Term Loan
347,294	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	345,992
	Bausch Health Companies, Inc., Term Loan
541,125	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	537,262
	Endo International plc, Term Loan
533,216	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	522,467
	JBS USA LUX SA, Term Loan
788,900	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	782,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$741,428	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	$680,260
	MPH Acquisition Holdings, LLC, Term Loan
385,308	5.351%, (LIBOR 3M + 2.750%), 6/7/2023[b]	372,427
	Plantronics, Inc., Term Loan
551,441	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	540,412
	Revlon Consumer Products Corporation, Term Loan
293,970	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	212,149

	Total	5,763,435

Energy (0.1%)
	HFOTCO, LLC, Term Loan
446,625	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	443,833
	Radiate Holdco, LLC, Term Loan
982,469	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	959,145

	Total	1,402,978

Financials (0.3%)
	Air Methods Corporation, Term Loan
308,940	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,e,f]	230,741
	Avolon TLB Borrower 1 US, LLC, Term Loan
334,713	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	331,664
	DTZ U.S. Borrower, LLC, Term Loan
298,500	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	295,515
	GGP Nimbus LP, Term Loan
422,875	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	406,489
	Harland Clarke Holdings Corporation, Term Loan
497,215	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	445,007
	Level 3 Parent, LLC, Term Loan
800,000	4.736%, (LIBOR 1M + 2.250%), 2/22/2024[b]	789,832
	Sable International Finance, Ltd., Term Loan
975,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	970,739
	Tronox Blocked Borrower, LLC, Term Loan
216,446	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	215,297
	Tronox Finance, LLC, Term Loan
467,457	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	464,974

	Total	4,150,258

Technology (0.1%)
	First Data Corporation, Term Loan
975,000	4.486%, (LIBOR 1M + 2.000%), 4/26/2024[b]	971,939

Principal Amount	Bank Loans (1.7%)[a]	Value
Technology (0.1%) - continued
	Rackspace Hosting, Inc., Term Loan
$535,770	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b]	$500,581

	Total	1,472,520

Utilities (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
707,400	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	684,410

	Total	684,410

	Total Bank Loans (cost $26,951,461)	26,175,775

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Asset-Backed Securities (1.5%)
	Babson CLO, Ltd.
3,900,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	3,833,587
	Magnetite XII, Ltd.
3,200,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	3,179,149
	Octagon Investment Partners XVI, Ltd.
2,600,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	2,551,559
	PPM CLO, Ltd.
2,100,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,g	2,073,013
	Shackleton CLO, Ltd.
2,150,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	2,126,763
	Sound Point CLO X, Ltd.
3,200,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	3,124,969
	Symphony CLO XV, Ltd.
2,510,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,g]	2,508,263
	THL Credit Wind River CLO, Ltd.
3,200,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	3,121,741

	Total	22,519,044

Basic Materials (3.6%)
	Alcoa, Inc.
640,000	5.125%, 10/1/2024	656,627
	Anglo American Capital plc
3,200,000	3.625%, 9/11/2024[g]	3,172,791
2,550,000	4.750%, 4/10/2027[g]	2,600,699
	ArcelorMittal SA
3,180,000	6.125%, 6/1/2025[h]	3,526,843
	Braskem America Finance Company
950,000	7.125%, 7/22/2041[g]	1,094,875
	Braskem Netherlands Finance BV
5,500,000	4.500%, 1/10/2028[g]	5,347,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Basic Materials (3.6%) - continued
	Cleveland-Cliffs, Inc.
$640,000	5.750%, 3/1/2025	$612,800
	Dow Chemical Company
1,920,000	3.000%, 11/15/2022	1,922,233
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[g]	3,238,989
2,880,000	4.000%, 3/27/2027[g]	2,797,087
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,158,166
	Kinross Gold Corporation
640,000	5.950%, 3/15/2024	684,800
3,980,000	4.500%, 7/15/2027	3,781,000
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,032,484
	Novelis Corporation
640,000	5.875%, 9/30/2026[g]	636,800
	Packaging Corporation of America
2,700,000	2.450%, 12/15/2020	2,681,848
	Syngenta Finance NV
3,175,000	4.441%, 4/24/2023[g]	3,240,480
	Teck Resources, Ltd.
3,270,000	6.125%, 10/1/2035	3,483,416
	Tronox Finance plc
640,000	5.750%, 10/1/2025[g]	593,600
	Vale Overseas, Ltd.
869,000	4.375%, 1/11/2022[h]	885,946
1,920,000	6.250%, 8/10/2026	2,087,040
912,000	6.875%, 11/21/2036	1,041,960
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026	3,098,076
	WestRock Company
1,270,000	3.750%, 3/15/2025	1,282,140
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,396,796
	Yara International ASA
50,000	7.875%, 6/11/2019[g]	50,443

	Total	56,105,314

Capital Goods (2.8%)
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[g]	2,050,094
	CNH Industrial Capital, LLC
2,560,000	4.875%, 4/1/2021	2,630,400
	CNH Industrial NV
3,175,000	3.850%, 11/15/2027	3,044,196
	Crown Cork & Seal Company, Inc.
640,000	7.375%, 12/15/2026	710,400
	General Electric Capital Corporation
3,200,000	3.611%, (LIBOR 3M + 1.000%), 3/15/2023[b]	3,112,412
	General Electric Company
5,200,000	5.000%, 1/21/2021[b,i]	4,846,660
	L3 Technologies, Inc.
1,280,000	4.950%, 2/15/2021	1,322,570
	Northrop Grumman Corporation
2,250,000	3.250%, 1/15/2028	2,213,448
	Owens-Brockway Glass Container, Inc.
1,000,000	5.875%, 8/15/2023[g]	1,047,400
	Republic Services, Inc.
3,170,000	3.550%, 6/1/2022	3,241,398
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,929,653
2,240,000	3.800%, 12/15/2026	2,267,988

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Capital Goods (2.8%) - continued
	Spirit AeroSystems, Inc.
$3,200,000	3.411%, (LIBOR 3M + 0.800%), 6/15/2021[b]	$3,180,717
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,322,499
630,000	3.875%, 3/1/2025	634,844
2,560,000	3.650%, 3/15/2027	2,508,694
	United Rentals North America, Inc.
625,000	5.500%, 7/15/2025	639,063
	United Technologies Corporation
1,925,000	3.950%, 8/16/2025	2,000,562
3,825,000	4.450%, 11/16/2038	3,960,581

	Total	42,663,579

Collateralized Mortgage Obligations (0.2%)
	Countrywide Alternative Loan Trust
1,325,145	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	1,255,349
	GMAC Mortgage Corporation Loan Trust
342,484	2.986%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,j]	377,722
	IndyMac Seconds Asset-Backed Trust
344,769	2.826%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,j	188,453
	Wachovia Mortgage Loan Trust, LLC
617,418	4.692%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	606,422

	Total	2,427,946

Communications Services (7.8%)
	AMC Networks, Inc.
640,000	5.000%, 4/1/2024	643,136
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,539,236
2,560,000	3.125%, 1/15/2027	2,455,479
	AT&T, Inc.
3,190,000	4.450%, 4/1/2024	3,339,685
3,850,000	3.777%, (LIBOR 3M + 1.180%), 6/12/2024[b]	3,819,143
1,240,000	3.400%, 5/15/2025	1,227,791
5,120,000	4.250%, 3/1/2027	5,270,006
2,643,000	4.300%, 2/15/2030	2,676,984
3,190,000	4.300%, 12/15/2042	2,941,337
	British Telecommunications plc
3,200,000	4.500%, 12/4/2023	3,348,104
	CCO Holdings, LLC
640,000	5.125%, 2/15/2023	651,200
640,000	5.500%, 5/1/2026[g]	660,800
	Charter Communications Operating, LLC
3,300,000	4.908%, 7/23/2025	3,479,861
2,475,000	6.484%, 10/23/2045	2,776,973
	Comcast Corporation
3,600,000	4.950%, 10/15/2058	3,978,248
1,920,000	3.375%, 8/15/2025	1,946,400
605,000	6.400%, 5/15/2038	776,288
3,150,000	4.600%, 10/15/2038	3,377,211
3,200,000	4.650%, 7/15/2042	3,441,026
	Cox Communications, Inc.
3,200,000	3.350%, 9/15/2026[g]	3,120,774
560,000	4.800%, 2/1/2035[g]	530,288
2,405,000	4.700%, 12/15/2042[g]	2,175,670

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Communications Services (7.8%) - continued
	Crown Castle International Corporation
$960,000	3.400%, 2/15/2021	$968,095
4,160,000	5.250%, 1/15/2023	4,468,689
2,200,000	3.150%, 7/15/2023	2,198,892
	Discovery Communications, LLC
1,830,000	3.500%, 6/15/2022[g]	1,832,605
1,600,000	4.900%, 3/11/2026	1,689,498
	Fox Corporation
3,200,000	5.476%, 1/25/2039[g]	3,549,338
	Interpublic Group of Companies, Inc.
3,200,000	3.750%, 10/1/2021	3,256,259
	Level 3 Financing, Inc.
640,000	5.250%, 3/15/2026	638,400
	Omnicom Group, Inc.
940,000	3.650%, 11/1/2024	949,652
	Sinclair Television Group, Inc.
640,000	5.875%, 3/15/2026[g]	644,800
	Sprint Corporation
960,000	7.125%, 6/15/2024	974,400
	Telefonica Emisiones SAU
3,200,000	4.665%, 3/6/2038	3,058,774
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,859,850
	Time Warner Entertainment Company, LP
1,720,000	8.375%, 3/15/2023	2,013,193
	T-Mobile USA, Inc.
640,000	4.500%, 2/1/2026	639,650
	VeriSign, Inc.
640,000	4.750%, 7/15/2027	640,077
	Verizon Communications, Inc.
2,740,000	3.500%, 11/1/2024	2,807,180
4,400,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	4,400,440
1,920,000	5.250%, 3/16/2037	2,164,901
3,830,000	4.862%, 8/21/2046	4,093,431
	Viacom, Inc.
4,500,000	6.875%, 4/30/2036	5,286,803
3,200,000	4.375%, 3/15/2043	2,871,362
	Virgin Media Secured Finance plc
640,000	5.250%, 1/15/2026[g]	644,000
	Vodafone Group plc
2,150,000	5.000%, 5/30/2038	2,126,607
	Walt Disney Company
1,900,000	7.625%, 11/30/2028[g]	2,546,707
2,105,000	6.400%, 12/15/2035[g]	2,796,818
2,300,000	6.150%, 2/15/2041[g]	3,074,471

	Total	120,370,532

Consumer Cyclical (4.7%)
	Amazon.com, Inc.
4,480,000	4.050%, 8/22/2047	4,738,439
	Cinemark USA, Inc.
640,000	4.875%, 6/1/2023	650,752
	Daimler Finance North America, LLC
1,900,000	3.288%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	1,897,032
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,695,069
1,900,000	3.470%, 4/5/2021	1,881,093
2,600,000	5.596%, 1/7/2022	2,682,363
3,200,000	2.979%, 8/3/2022	3,059,413
2,575,000	4.250%, 9/20/2022	2,558,910
1,850,000	3.096%, 5/4/2023	1,735,567

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Consumer Cyclical (4.7%) - continued
	General Motors Company
$3,200,000	3.501%, (LIBOR 3M + 0.900%), 9/10/2021[b]	$3,173,854
1,230,000	5.000%, 4/1/2035	1,117,174
	General Motors Financial Company, Inc.
3,100,000	3.450%, 4/10/2022	3,101,150
2,510,000	4.000%, 1/15/2025	2,463,832
	Hanesbrands, Inc.
640,000	4.625%, 5/15/2024[g]	641,728
	Harley-Davidson Financial Services, Inc.
3,380,000	4.050%, 2/4/2022[g]	3,418,128
	Hertz Corporation
640,000	7.625%, 6/1/2022[g]	655,040
	Hilton Escrow Issuer, LLC
640,000	4.250%, 9/1/2024	638,797
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	908,010
3,180,000	4.250%, 4/1/2046	3,380,811
	Hyundai Capital America
1,850,000	3.000%, 3/18/2021[g]	1,837,318
3,850,000	2.450%, 6/15/2021[g]	3,781,930
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[g]	1,902,434
	L Brands, Inc.
620,000	5.625%, 2/15/2022	644,025
	Lennar Corporation
2,005,000	2.950%, 11/29/2020	1,992,469
1,900,000	4.125%, 1/15/2022	1,914,250
1,900,000	4.500%, 4/30/2024	1,926,980
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[g]	1,288,000
	Macy’s Retail Holdings, Inc.
500,000	3.875%, 1/15/2022	505,017
775,000	2.875%, 2/15/2023	750,546
	McDonald’s Corporation
3,175,000	4.450%, 3/1/2047	3,264,528
	ServiceMaster Company, LLC
640,000	5.125%, 11/15/2024[g]	642,400
	Six Flags Entertainment Corporation
640,000	4.875%, 7/31/2024[g]	630,000
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,910,381
	Volkswagen Group of America Finance, LLC
3,800,000	4.250%, 11/13/2023[g]	3,916,990
3,800,000	4.750%, 11/13/2028[g]	3,833,744
	Yum! Brands, Inc.
640,000	5.000%, 6/1/2024[g]	652,800

	Total	72,790,974

Consumer Non-Cyclical (10.2%)
	Abbott Laboratories
2,901,000	3.750%, 11/30/2026	3,014,236
1,440,000	4.750%, 11/30/2036	1,620,738
2,500,000	6.000%, 4/1/2039	3,065,983
1,920,000	4.900%, 11/30/2046	2,219,963
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,339,625
	Albertson’s Companies, LLC
640,000	6.625%, 6/15/2024	646,400
	Altria Group, Inc.
3,250,000	5.800%, 2/14/2039	3,441,968

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Consumer Non-Cyclical (10.2%) - continued
	Anheuser-Busch Companies, LLC
$3,210,000	4.700%, 2/1/2036[g]	$3,211,266
	Anheuser-Busch InBev Worldwide, Inc.
3,825,000	4.000%, 4/13/2028	3,887,444
2,550,000	4.600%, 4/15/2048	2,457,642
3,200,000	4.439%, 10/6/2048	3,016,125
3,200,000	5.550%, 1/23/2049	3,518,133
	BAT Capital Corporation
960,000	2.297%, 8/14/2020	950,597
	Baxalta, Inc.
1,511,000	4.000%, 6/23/2025	1,550,824
	Bayer U.S. Finance II, LLC
1,280,000	4.250%, 12/15/2025[g]	1,294,582
4,450,000	4.875%, 6/25/2048[g]	4,188,321
	Becton, Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,133,345
1,920,000	3.363%, 6/6/2024	1,922,352
1,920,000	3.734%, 12/15/2024	1,950,527
3,850,000	3.700%, 6/6/2027	3,839,208
3,300,000	4.669%, 6/6/2047	3,460,385
	Boston Scientific Corporation
2,660,000	3.375%, 5/15/2022	2,696,572
1,950,000	3.750%, 3/1/2026	1,990,144
1,300,000	4.000%, 3/1/2028	1,337,590
1,722,000	7.375%, 1/15/2040	2,350,825
	Bunge, Ltd. Finance Corporation
1,920,000	3.500%, 11/24/2020	1,929,535
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,930,195
	Centene Escrow Corporation
640,000	6.125%, 2/15/2024	670,592
	Cigna Corporation
3,200,000	4.125%, 11/15/2025[g]	3,313,048
3,200,000	4.800%, 8/15/2038[g]	3,289,079
	Conagra Brands, Inc.
1,000,000	4.600%, 11/1/2025	1,052,215
	Constellation Brands, Inc.
1,700,000	4.400%, 11/15/2025	1,785,945
640,000	3.500%, 5/9/2027	625,384
3,300,000	5.250%, 11/15/2048	3,506,074
	CVS Health Corporation
1,870,000	4.750%, 12/1/2022	1,967,552
3,175,000	4.100%, 3/25/2025	3,261,571
1,600,000	3.875%, 7/20/2025	1,620,228
5,000,000	4.780%, 3/25/2038	4,958,688
5,190,000	5.050%, 3/25/2048	5,231,178
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[g]	2,654,299
	H. J. Heinz Company
1,860,000	5.200%, 7/15/2045	1,794,404
	HCA, Inc.
640,000	4.750%, 5/1/2023	671,807
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[g]	2,219,839
	Kellogg Company
2,550,000	3.125%, 5/17/2022	2,560,936
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,196,765
	Kroger Company
3,200,000	2.650%, 10/15/2026	2,947,672
	Maple Escrow Subsidiary, Inc.
1,250,000	3.551%, 5/25/2021[g]	1,263,618
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[g]	1,876,477

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Consumer Non-Cyclical (10.2%) - continued
	Nestle Holdings, Inc.
$3,850,000	3.900%, 9/24/2038[g]	$4,015,525
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[g]	3,297,228
	Perrigo Finance Unlimited Company
1,450,000	4.375%, 3/15/2026	1,413,975
3,200,000	4.900%, 12/15/2044	2,686,889
	Reckitt Benckiser Treasury Services plc
2,880,000	2.750%, 6/26/2024[g]	2,831,791
	Reynolds American, Inc.
1,560,000	5.850%, 8/15/2045	1,602,708
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,162,046
	Smithfield Foods, Inc.
7,500,000	2.650%, 10/3/2021[g]	7,212,179
	Tenet Healthcare Corporation
640,000	4.500%, 4/1/2021	649,600
	Thermo Fisher Scientific, Inc.
1,280,000	2.950%, 9/19/2026	1,234,526
	Tyson Foods, Inc.
1,280,000	3.550%, 6/2/2027	1,259,484
	UnitedHealth Group, Inc.
3,200,000	2.950%, 10/15/2027	3,144,770
1,240,000	4.750%, 7/15/2045	1,403,742
3,225,000	4.450%, 12/15/2048	3,512,353
	Valeant Pharmaceuticals International, Inc.
640,000	5.875%, 5/15/2023[g]	646,400
	VRX Escrow Corporation
640,000	6.125%, 4/15/2025[g]	633,600

	Total	156,138,712

Energy (9.5%)
	Alliance Resource Operating Partners, LP
510,000	7.500%, 5/1/2025[g]	531,037
	Andeavor Logistics, LP
2,550,000	3.500%, 12/1/2022	2,576,698
	BP Capital Markets America, Inc.
1,590,000	3.119%, 5/4/2026	1,584,337
2,560,000	3.017%, 1/16/2027	2,515,653
	BP Capital Markets plc
2,490,000	3.814%, 2/10/2024	2,589,923
	Centennial Resource Production, LLC
640,000	5.375%, 1/15/2026[g]	613,600
	Cheniere Corpus Christi Holdings, LLC
960,000	5.125%, 6/30/2027	1,006,800
	Chesapeake Energy Corporation
640,000	8.000%, 1/15/2025[h]	652,800
	Continental Resources, Inc.
3,200,000	4.375%, 1/15/2028	3,290,729
	Devon Energy Corporation
2,600,000	5.000%, 6/15/2045	2,727,750
	Diamondback Energy, Inc.
620,000	4.750%, 11/1/2024	633,826
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,017,896
1,280,000	4.700%, 11/1/2042	1,248,440
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,605,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Energy (9.5%) - continued
$1,920,000	7.375%, 10/15/2045	$2,670,499
	Energy Transfer Operating, LP
935,000	5.500%, 6/1/2027	1,014,591
3,200,000	6.000%, 6/15/2048	3,460,451
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027	4,503,742
	Eni SPA
2,550,000	4.000%, 9/12/2023[g]	2,617,573
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,232,000
960,000	4.850%, 7/15/2026	952,800
	Enterprise Products Operating, LLC
2,490,000	3.700%, 2/15/2026	2,551,957
3,200,000	4.875%, 8/16/2077[b]	2,957,280
	EQM Midstream Partners LP
2,700,000	4.750%, 7/15/2023	2,754,915
	EQT Corporation
3,280,000	3.000%, 10/1/2022	3,220,202
4,400,000	3.900%, 10/1/2027	4,116,842
	Hess Corporation
1,280,000	3.500%, 7/15/2024	1,260,341
1,300,000	4.300%, 4/1/2027	1,288,575
1,950,000	5.800%, 4/1/2047	2,036,174
	Kerr-McGee Corporation
3,200,000	6.950%, 7/1/2024	3,679,772
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[g]	1,323,894
3,175,000	5.200%, 3/1/2048	3,348,833
	Marathon Oil Corporation
3,200,000	4.400%, 7/15/2027	3,296,579
	Marathon Petroleum Corporation
2,560,000	4.750%, 12/15/2023[g]	2,695,932
3,220,000	6.500%, 3/1/2041	3,929,436
	MPLX, LP
2,550,000	4.875%, 6/1/2025	2,716,333
3,250,000	4.800%, 2/15/2029	3,423,020
1,920,000	5.200%, 3/1/2047	1,951,618
	Murphy Oil Corporation
640,000	5.750%, 8/15/2025	660,872
	Newfield Exploration Company
3,300,000	5.750%, 1/30/2022	3,521,364
	Noble Energy, Inc.
3,240,000	3.900%, 11/15/2024	3,272,159
	ONEOK Partners, LP
3,500,000	3.800%, 3/15/2020	3,520,668
	Petrobras Global Finance BV
4,500,000	7.375%, 1/17/2027	4,966,875
	Petroleos Mexicanos
3,900,000	4.875%, 1/24/2022	3,933,189
960,000	5.375%, 3/13/2022	978,240
	Phillips 66
1,950,000	3.900%, 3/15/2028	1,985,787
	Plains All American Pipeline, LP
2,700,000	5.000%, 2/1/2021	2,775,455
3,200,000	3.650%, 6/1/2022	3,221,135
	Regency Energy Partners, LP
4,140,000	5.000%, 10/1/2022	4,366,174
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,105,936
	Schlumberger Holdings Corporation
1,920,000	4.000%, 12/21/2025[g]	1,980,761
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	1,967,480

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Energy (9.5%) - continued
	Sunoco Logistics Partners Operations, LP
$3,200,000	3.450%, 1/15/2023	$3,214,308
	Sunoco, LP
640,000	5.500%, 2/15/2026	633,600
	Tallgrass Energy Partners, LP
640,000	5.500%, 1/15/2028[g]	640,800
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,898,857
	Transocean, Inc.
640,000	7.500%, 1/15/2026[g]	632,000
	Williams Companies, Inc.
3,200,000	7.500%, 1/15/2031	4,023,431
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,026,722
1,600,000	3.750%, 6/15/2027	1,590,224
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[g]	3,111,842

	Total	146,625,930

Financials (26.3%)
	Aegon NV
2,600,000	2.817%, (USISDA 10Y + 0.100%), 7/15/2019[b,i]	1,859,000
	AerCap Ireland Capital, Ltd.
3,200,000	5.000%, 10/1/2021	3,320,870
960,000	3.950%, 2/1/2022	972,666
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,533,188
	Air Lease Corporation
2,510,000	3.750%, 2/1/2022	2,532,381
1,260,000	4.250%, 9/15/2024	1,295,721
	Ally Financial, Inc.
640,000	4.125%, 2/13/2022	645,600
	American International Group, Inc.
2,700,000	4.200%, 4/1/2028	2,744,975
3,130,000	4.500%, 7/16/2044	3,002,459
	Ares Capital Corporation
3,132,000	3.875%, 1/15/2020	3,147,226
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,230,480
	Athene Holding, Ltd.
4,500,000	4.125%, 1/12/2028	4,325,213
	Avolon Holdings Funding, Ltd.
640,000	5.500%, 1/15/2023[g]	657,600
1,300,000	5.250%, 5/15/2024[g]	1,339,000
	Banco Santander SA
2,000,000	6.375%, 5/19/2019[b,i]	1,980,460
1,800,000	4.379%, 4/12/2028	1,824,835
	Bank of America Corporation
1,920,000	2.328%, 10/1/2021[b]	1,902,374
1,900,000	3.499%, 5/17/2022[b]	1,923,401
1,000,000	4.100%, 7/24/2023	1,046,051
3,649,000	3.004%, 12/20/2023[b]	3,639,436
2,830,000	4.200%, 8/26/2024	2,930,632
2,860,000	6.500%, 10/23/2024[b,i]	3,103,214
3,200,000	4.000%, 1/22/2025	3,267,734
2,750,000	3.950%, 4/21/2025	2,802,525
1,270,000	3.875%, 8/1/2025	1,315,784
3,200,000	3.093%, 10/1/2025[b]	3,175,348
3,200,000	3.705%, 4/24/2028[b]	3,217,089
2,550,000	4.271%, 7/23/2029[b]	2,657,650
3,110,000	4.750%, 4/21/2045	3,250,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Financials (26.3%) - continued
	Bank of Montreal
$1,900,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	$1,905,399
	Bank of Nova Scotia
3,200,000	3.125%, 4/20/2021	3,223,995
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[g]	2,162,478
	Barclays plc
3,900,000	4.610%, 2/15/2023[b]	3,985,652
2,800,000	4.338%, 5/16/2024[b]	2,832,235
1,280,000	4.836%, 5/9/2028	1,267,179
	Berkshire Hathaway Finance Corporation
1,950,000	4.250%, 1/15/2049	2,042,923
	BNP Paribas SA
2,650,000	4.375%, 3/1/2033[b,g]	2,601,181
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	3,034,322
	BPCE SA
1,920,000	3.000%, 5/22/2022[g]	1,899,648
1,265,000	5.700%, 10/22/2023[g]	1,347,923
2,190,000	5.150%, 7/21/2024[g]	2,286,615
	Camden Property Trust
2,000,000	4.100%, 10/15/2028	2,094,091
	Capital One Financial Corporation
3,800,000	3.450%, 4/30/2021	3,846,736
3,190,000	4.200%, 10/29/2025	3,246,003
	CIT Group, Inc.
320,000	4.125%, 3/9/2021	324,000
320,000	5.250%, 3/7/2025	340,496
	Citigroup, Inc.
1,900,000	3.142%, 1/24/2023[b]	1,907,122
2,560,000	4.056%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,602,557
4,370,000	4.400%, 6/10/2025	4,527,082
3,305,000	5.500%, 9/13/2025	3,624,909
1,910,000	3.700%, 1/12/2026	1,943,410
2,490,000	4.450%, 9/29/2027	2,561,478
2,560,000	3.887%, 1/10/2028[b]	2,601,787
2,550,000	4.650%, 7/23/2048	2,746,549
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,542,285
1,280,000	2.650%, 5/26/2022	1,269,628
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,262,912
	CNA Financial Corporation
1,870,000	7.250%, 11/15/2023	2,143,247
	Commerzbank AG
3,200,000	8.125%, 9/19/2023[g]	3,650,478
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,290,000	11.000%, 6/30/2019[b,g,i]	1,314,188
	CoreStates Capital III
2,440,000	3.254%, (LIBOR 3M + 0.570%), 2/15/2027[b,g]	2,241,750
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[g]	1,288,169
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[g]	3,211,978
3,950,000	7.500%, 7/17/2023[b,g,i]	4,063,563
	Credit Suisse Group Funding, Ltd.
3,900,000	3.750%, 3/26/2025	3,931,983
	Danske Bank AS
4,300,000	5.000%, 1/12/2022[g]	4,403,678

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Financials (26.3%) - continued
	Deutsche Bank AG
$2,560,000	2.700%, 7/13/2020	$2,532,488
3,800,000	4.875%, 12/1/2032[b]	3,348,750
	Digital Realty Trust, LP
2,700,000	2.750%, 2/1/2023	2,644,801
	Discover Bank
2,540,000	3.100%, 6/4/2020	2,545,879
4,490,000	4.682%, 8/9/2028[b]	4,563,456
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,700,626
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,307,850
	Fidelity National Financial, Inc.
1,250,000	5.500%, 9/1/2022	1,325,201
	Five Corners Funding Trust
5,110,000	4.419%, 11/15/2023[g]	5,397,207
	GE Capital International Funding Company
9,100,000	4.418%, 11/15/2035	8,432,546
	Glitnir HoldCo ehf., Convertible
362	Zero Coupon, 12/31/2030[c]	0
	Goldman Sachs Group, Inc.
3,275,000	5.250%, 7/27/2021	3,440,598
2,100,000	2.876%, 10/31/2022[b]	2,082,748
1,920,000	2.908%, 6/5/2023[b]	1,898,441
2,190,000	4.000%, 3/3/2024	2,256,900
4,450,000	3.850%, 7/8/2024	4,546,273
2,490,000	4.250%, 10/21/2025	2,550,511
2,560,000	3.500%, 11/16/2026	2,527,893
3,760,000	5.150%, 5/22/2045	3,986,604
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,447,345
	HCP, Inc.
3,400,000	4.250%, 11/15/2023	3,544,433
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,235,082
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[b,i]	1,338,522
3,200,000	3.683%, (LIBOR 3M + 1.000%), 5/18/2024[b]	3,173,778
2,100,000	3.803%, 3/11/2025[b]	2,131,796
2,560,000	4.300%, 3/8/2026	2,658,280
1,600,000	6.000%, 5/22/2027[b,i]	1,586,400
1,920,000	4.041%, 3/13/2028[b]	1,936,293
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,035,695
	ILFC E-Capital Trust II
2,230,000	4.850%, (H15T30Y + 1.800%), 12/21/2065[b,g]	1,750,550
	ING Groep NV
4,500,000	4.100%, 10/2/2023	4,627,460
	International Lease Finance Corporation
2,560,000	5.875%, 8/15/2022	2,760,924
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,265,392
2,500,000	2.972%, 1/15/2023	2,500,002
3,190,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	3,237,978
1,270,000	6.750%, 2/1/2024[b,i]	1,392,339
3,800,000	3.900%, 7/15/2025	3,938,559
3,200,000	2.950%, 10/1/2026	3,129,463
2,600,000	3.882%, 7/24/2038[b]	2,555,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Financials (26.3%) - continued
$3,150,000	5.500%, 10/15/2040	$3,766,373
	JPMorgan Chase & Company
3,900,000	4.452%, 12/5/2029[b]	4,164,032
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,603,027
	Kimco Realty Corporation
5,100,000	3.300%, 2/1/2025	5,056,344
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[g]	2,033,440
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,915,557
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,339,034
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	1,933,639
	Lloyds Banking Group plc
3,800,000	4.375%, 3/22/2028	3,894,657
	Marsh & McLennan Companies, Inc.
1,700,000	4.375%, 3/15/2029	1,801,098
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[g]	854,000
	MGM Growth Properties Operating Partnership, LP
640,000	4.500%, 9/1/2026	622,400
	Mitsubishi UFJ Financial Group, Inc.
1,950,000	3.455%, 3/2/2023	1,977,543
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027	2,630,870
	Morgan Stanley
2,550,000	2.500%, 4/21/2021	2,534,994
3,205,000	4.875%, 11/1/2022	3,383,792
	4.179%, (LIBOR 3M + 1.400%),
3,190,000	10/24/2023[b]	3,239,602
1,870,000	4.000%, 7/23/2025	1,925,898
1,280,000	3.125%, 7/27/2026	1,247,705
2,510,000	4.350%, 9/8/2026	2,577,130
1,570,000	4.300%, 1/27/2045	1,599,049
	MPT Operating Partnership, LP
640,000	5.000%, 10/15/2027	651,200
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[g]	2,536,621
1,920,000	4.000%, 9/14/2026[g]	1,845,365
	Nordea Bank AB
1,890,000	5.500%, 9/23/2019[b,g,i]	1,878,188
	Park Aerospace Holdings, Ltd.
1,300,000	4.500%, 3/15/2023[g]	1,293,500
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[g]	2,840,802
	Preferred Term Securities XXIII, Ltd.
664,235	2.811%, (LIBOR 3M + 0.200%), 12/22/2036[b,g]	627,220
	Prudential Financial, Inc.
1,957,000	3.935%, 12/7/2049	1,892,453
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,975,971
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,548,267
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	1,970,867
3,050,000	4.700%, 9/15/2023	3,262,522
	Royal Bank of Scotland Group plc
1,920,000	8.625%, 8/15/2021[b,i]	2,044,800
2,560,000	3.498%, 5/15/2023[b]	2,542,692
2,560,000	3.875%, 9/12/2023	2,571,553
2,750,000	4.269%, 3/22/2025[b]	2,777,169

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Financials (26.3%) - continued
	Santander Holdings USA, Inc.
$1,435,000	4.450%, 12/3/2021	$1,477,731
	Santander UK Group Holdings plc
1,700,000	3.125%, 1/8/2021	1,699,150
2,500,000	4.750%, 9/15/2025[g]	2,481,593
	SITE Centers Corporation
996,000	4.625%, 7/15/2022	1,027,136
	Standard Chartered plc
	3.911%, (LIBOR 3M + 1.150%),
3,250,000	1/20/2023[b,g]	3,227,348
	State Street Capital Trust IV
	3.611%, (LIBOR 3M +
1,920,000	1.000%), 6/15/2047[b]	1,516,800
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,915,034
	Synchrony Financial
3,250,000	4.250%, 8/15/2024	3,271,354
3,850,000	3.950%, 12/1/2027	3,640,229
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[g]	1,586,128
2,490,000	4.125%, 9/24/2025[g]	2,572,467
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[g]	2,664,464
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,620,712
	Ventas Realty, LP
1,280,000	3.500%, 2/1/2025	1,281,076
1,920,000	3.850%, 4/1/2027	1,929,092
3,200,000	4.000%, 3/1/2028	3,243,515
	Wells Fargo & Company
2,560,000	3.000%, 4/22/2026	2,503,574
	Welltower, Inc.
950,000	4.950%, 1/15/2021	978,946
2,200,000	4.000%, 6/1/2025	2,263,868

	Total	403,517,392

Foreign Government (1.6%)
	Argentina Government International Bond
3,175,000	7.500%, 4/22/2026	2,692,400
	Dominican Republic Government International Bond
950,000	6.000%, 7/19/2028[g]	996,312
	Hazine Mustesarligi Varlik Kiralama AS
4,700,000	5.800%, 2/21/2022[g]	4,614,733
	Petroleos Mexicanos
3,250,000	5.500%, 1/21/2021	3,305,250
	Qatar Government International Bond
1,900,000	4.500%, 4/23/2028[g]	2,030,317
2,500,000	5.103%, 4/23/2048[g]	2,737,500
2,650,000	4.817%, 3/14/2049[g]	2,786,311
	Russia Government International Bond
4,600,000	4.750%, 5/27/2026	4,738,000

	Total	23,900,823

Mortgage-Backed Securities (4.6%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
18,900,000	3.500%, 4/1/2049[f]	19,162,090
31,427,500	4.000%, 4/1/2049[f]	32,328,585

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Mortgage-Backed Securities (4.6%) - continued
$18,025,000	4.500%, 4/1/2049[f]	$18,780,765

	Total	70,271,440

Technology (3.6%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,532,102
3,200,000	4.500%, 2/23/2036	3,587,606
1,920,000	3.750%, 9/12/2047	1,913,323
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,293,887
	Broadcom Corporation
2,550,000	3.875%, 1/15/2027	2,437,763
	Diamond 1 Finance Corporation
640,000	5.875%, 6/15/2021[g]	652,008
1,920,000	5.450%, 6/15/2023[g]	2,046,134
5,425,000	6.020%, 6/15/2026[g]	5,835,096
	DXC Technology Company
2,560,000	4.750%, 4/15/2027	2,602,257
	Hewlett Packard Enterprise Company
2,560,000	4.400%, 10/15/2022	2,678,984
	Intel Corporation
2,870,000	4.100%, 5/19/2046	3,038,847
	Lam Research Corporation
3,250,000	4.000%, 3/15/2029	3,314,949
	Marvell Technology Group, Ltd.
1,600,000	4.200%, 6/22/2023	1,632,083
1,900,000	4.875%, 6/22/2028	1,965,899
	NXP BV/NXP Funding, LLC
3,250,000	5.350%, 3/1/2026[g]	3,497,260
	Oracle Corporation
3,200,000	4.300%, 7/8/2034	3,438,635
3,200,000	4.000%, 7/15/2046	3,217,795
	Texas Instruments, Inc.
3,200,000	4.150%, 5/15/2048	3,453,718
	VMware, Inc.
2,880,000	2.300%, 8/21/2020	2,853,666
	Western Digital Corporation
960,000	4.750%, 2/15/2026	915,600

	Total	54,907,612

Transportation (1.0%)
	Aircastle, Ltd.
3,215,000	4.400%, 9/25/2023	3,275,338
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,803,375
3,200,000	4.050%, 6/15/2048	3,303,950
	Delta Air Lines, Inc.
294,050	4.950%, 11/23/2020	294,756
1,434,205	4.250%, 7/30/2023	1,473,955
	Penske Truck Leasing Company, LP
2,600,000	3.375%, 2/1/2022[g]	2,610,863
	United Airlines Pass Through Trust
1,274,293	3.750%, 9/3/2026	1,282,576
	XPO Logistics, Inc.
640,000	6.125%, 9/1/2023[g]	644,000

	Total	15,688,813

U.S. Government & Agencies (6.5%)
	U.S. Treasury Bonds
5,150,000	2.250%, 11/15/2027	5,099,908
9,500,000	2.750%, 2/15/2028	9,779,805
7,750,000	2.875%, 5/15/2028	8,057,881
9,000,000	2.875%, 8/15/2028	9,360,703
24,850,000	2.750%, 11/15/2047	24,551,023
3,000,000	3.125%, 5/15/2048	3,188,555

Principal Amount	Long-Term Fixed Income (91.2%)	Value
U.S. Government & Agencies (6.5%) - continued
$25,400,000	3.000%, 2/15/2049	$26,369,367
	U.S. Treasury Notes
7,130,000	2.125%, 12/31/2022	7,103,820
6,500,000	2.375%, 2/29/2024	6,545,957

	Total	100,057,019

Utilities (7.3%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,433,892
	Ameren Illinois Company
1,950,000	4.500%, 3/15/2049	2,179,707
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,571,332
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,431,440
	Berkshire Hathaway Energy Company
2,575,000	4.450%, 1/15/2049	2,734,567
	CenterPoint Energy, Inc.
4,160,000	2.500%, 9/1/2022	4,074,954
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,568,572
	Consolidated Edison Company of
	New York, Inc.
1,280,000	2.900%, 12/1/2026	1,233,088
	Consumers Energy Company
1,950,000	4.350%, 4/15/2049	2,171,975
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,659,384
3,840,000	3.150%, 8/15/2027	3,769,828
3,200,000	3.750%, 9/1/2046	2,998,973
	Exelon Corporation
1,600,000	3.497%, 6/1/2022	1,616,785
3,120,000	3.950%, 6/15/2025	3,231,544
1,660,000	3.400%, 4/15/2026	1,659,084
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022	2,656,347
	FirstEnergy Corporation
1,280,000	3.900%, 7/15/2027	1,299,745
1,300,000	4.850%, 7/15/2047	1,396,727
	FirstEnergy Transmission, LLC
3,150,000	5.450%, 7/15/2044[g]	3,564,310
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,182,412
	National Rural Utilities Cooperative Finance Corporation
2,600,000	4.400%, 11/1/2048	2,804,810
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,742,750
	NextEra Energy Partners, LP
640,000	4.250%, 9/15/2024[g]	635,200
	NiSource Finance Corporation
1,920,000	4.375%, 5/15/2047	1,948,425
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,500,666
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026[d,h,k]	1,111,250
1,900,000	3.300%, 12/1/2027[d,k]	1,657,750
1,900,000	3.950%, 12/1/2047[d,h,k]	1,524,750
	Pennsylvania Electric Company
2,700,000	5.200%, 4/1/2020	2,754,291
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,221,081
3,190,000	3.950%, 3/15/2024	3,265,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Utilities (7.3%) - continued
	San Diego Gas and Electric Company
$3,200,000	4.150%, 5/15/2048	$3,211,281
	Sempra Energy
3,200,000	3.250%, 6/15/2027	3,064,208
	South Carolina Electric & Gas
	Company
7,635,000	5.100%, 6/1/2065	8,785,599
	Southern California Edison Company
5,350,000	4.125%, 3/1/2048	5,128,263
3,300,000	4.875%, 3/1/2049	3,492,600
	Southern Company
7,630,000	3.250%, 7/1/2026	7,486,402
	TerraForm Power Operating, LLC
640,000	5.000%, 1/31/2028[g]	617,600

	Total	112,387,144

	Total Long-Term Fixed Income (cost $1,375,672,176)	1,400,372,274

Shares	Registered Investment Companies (0.8%)	Value

Unaffiliated (0.8%)
65,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,738,900
60,000	Vanguard Short-Term Corporate Bond ETF	4,785,600

	Total	12,524,500

	Total Registered Investment Companies (cost $12,084,546)	12,524,500

Shares	Preferred Stock (0.2%)	Value

Financials (0.2%)
22,500	CoBank ACB, 6.250%[b,i]	2,283,046

	Total	2,283,046

	Total Preferred Stock (cost $2,250,000)	2,283,046

Shares	Common Stock (<0.1%)	Value

Financials (<0.1%)
2,247	Glitnir HoldCo ehf.[c,l]	0

	Total	0

	Total Common Stock (cost $0)	0

Shares	Collateral Held for Securities Loaned (0.4%)	Value
5,976,633	Thrivent Cash Management Trust	5,976,633

	Total Collateral Held for Securities Loaned (cost $5,976,633)	5,976,633

Shares or Principal Amount	Short-Term Investments (9.8%)	Value
	Federal Home Loan Bank Discount Notes
500,000	2.390%, 5/15/2019[m,n]	498,521
	Thrivent Core Short-Term Reserve Fund
14,971,668	2.730%	149,716,683

Shares or Principal Amount	Short-Term Investments (9.8%)	Value
	U.S. Treasury Bills
1,000,000	2.455%, 5/23/2019[m,o]	$996,605

	Total Short-Term Investments (cost $151,211,473)	151,211,809

	Total Investments (cost $1,574,146,289) 104.1%	$1,598,544,037

	Other Assets and Liabilities, Net (4.1%)	(62,559,989)

	Total Net Assets 100.0%	$1,535,984,048

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	In bankruptcy. Interest is not being accrued.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $247,361,228 or 16.1% of total net assets.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	All or a portion of the security is insured or guaranteed.
k	Defaulted security. Interest is not being accrued.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of March 29, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$5,795,701
Total lending	$5,795,701
Gross amount payable upon return of collateral for securities loaned	$5,976,633
Net amounts due to counterparty	$180,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Definitions:
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,036,252	–	98,754	937,498
Capital Goods	2,000,482	–	2,000,482	–
Communications Services	6,494,064	–	6,494,064	–
Consumer Cyclical	3,171,376	–	2,285,101	886,275
Consumer Non-Cyclical	5,763,435	–	5,763,435	–
Energy	1,402,978	–	1,402,978	–
Financials	4,150,258	–	4,150,258	–
Technology	1,472,520	–	1,472,520	–
Utilities	684,410	–	684,410	–
Long-Term Fixed Income
Asset-Backed Securities	22,519,044	–	22,519,044	–
Basic Materials	56,105,314	–	56,105,314	–
Capital Goods	42,663,579	–	42,663,579	–
Collateralized Mortgage Obligations	2,427,946	–	2,427,946	–
Communications Services	120,370,532	–	120,370,532	–
Consumer Cyclical	72,790,974	–	72,790,974	–
Consumer Non-Cyclical	156,138,712	–	156,138,712	–
Energy	146,625,930	–	146,625,930	–
Financials^	403,517,392	–	403,517,392	–
Foreign Government	23,900,823	–	23,900,823	–
Mortgage-Backed Securities	70,271,440	–	70,271,440	–
Technology	54,907,612	–	54,907,612	–
Transportation	15,688,813	–	15,688,813	–
U.S. Government & Agencies	100,057,019	–	100,057,019	–
Utilities	112,387,144	–	112,387,144	–
Registered Investment Companies
Unaffiliated	12,524,500	12,524,500	–	–
Preferred Stock
Financials	2,283,046	2,283,046	–	–
Common Stock
Financials^	0	–	–	0
Short-Term Investments	1,495,126	–	1,495,126	–
Subtotal Investments in Securities	$1,442,850,721	$14,807,546	$1,426,219,402	$1,823,773
Other Investments *	Total
Affiliated Short-Term Investments	149,716,683
Collateral Held for Securities Loaned	5,976,633
Subtotal Other Investments	$155,693,316

Total Investments at Value	$1,598,544,037

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^ Level 3 security in this section is fair valued at <$1.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	932,764	932,764	–	–
Total Asset Derivatives	$932,764	$932,764	$–	$–
Liability Derivatives
Futures Contracts	482,750	482,750	–	–
Total Liability Derivatives	$482,750	$482,750	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $498,521 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	206	June 2019	$29,896,423	$932,764
Total Futures Long Contracts			$29,896,423	$932,764
CBOT 5-Yr. U.S. Treasury Note	(437)	June 2019	($50,134,143)	($482,750)
Total Futures Short Contracts			($50,134,143)	($482,750)
Total Futures Contracts			($20,237,720)	$450,014

Reference Description:
CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$102,835	$156,825	$109,943	14,972	$149,717	9.7%
Total Affiliated Short-Term Investments	102,835				149,717	9.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	13,566	18,413	26,002	5,977	5,977	0.4
Total Collateral Held for Securities Loaned	13,566				5,977	0.4
Total Value	$116,401				$155,694

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$819
Total Income from Affiliated Investments				$819
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	14
Total Affiliated Income from Securities Loaned, Net				$14
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.1%)	Value
Communications Services (15.4%)
427,162	Activision Blizzard, Inc.	$19,448,686
72,117	Alphabet, Inc., Class Aa	84,873,776
23,822	Alphabet, Inc., Class Ca	27,950,591
385,840	Facebook, Inc.[a]	64,315,670
4,599	Lyft, Inc.[a]	360,056
294,330	Tencent Holdings, Ltd., ADR	13,533,293

	Total	210,482,072

Consumer Discretionary (19.9%)
49,189	Amazon.com, Inc.[a]	87,593,312
17,470	Booking Holdings, Inc.[a]	30,483,577
348,896	Las Vegas Sands Corporation	21,268,700
106,842	McDonald’s Corporation	20,289,296
109,212	Netflix, Inc.[a]	38,940,631
645,649	NIKE, Inc.	54,370,102
258,805	Starbucks Corporation	19,239,564

	Total	272,185,182

Consumer Staples (3.9%)
235,641	Altria Group, Inc.	13,532,862
450,658	Monster Beverage Corporation[a]	24,596,914
174,690	Philip Morris International, Inc.	15,440,849

	Total	53,570,625

Energy (0.8%)
70,031	Pioneer Natural Resources Company	10,664,321

	Total	10,664,321

Financials (5.5%)
552,723	Bank of America Corporation	15,249,628
477,190	Charles Schwab Corporation	20,404,645
327,223	Intercontinental Exchange, Inc.	24,914,759
65,424	S&P Global, Inc.	13,775,023

	Total	74,344,055

Health Care (15.8%)
256,914	Abbott Laboratories	20,537,705
80,387	Becton, Dickinson and Company	20,075,046
172,867	BioMarin Pharmaceutical, Inc.[a]	15,355,776
111,097	Edwards Lifesciences Corporation[a]	21,256,189
60,157	Illumina, Inc.[a]	18,690,178
48,634	Intuitive Surgical, Inc.[a]	27,749,588
73,349	Thermo Fisher Scientific, Inc.	20,077,088
84,751	UnitedHealth Group, Inc.	20,955,532
119,082	Vertex Pharmaceuticals, Inc.[a]	21,905,134
293,299	Zoetis, Inc.	29,526,410

	Total	216,128,646

Industrials (5.8%)
60,830	Boeing Company	23,201,778
164,213	Honeywell International, Inc.	26,096,730
160,893	Norfolk Southern Corporation	30,069,293

	Total	79,367,801

Information Technology (31.0%)
298,342	Apple, Inc.	56,670,063
207,234	Autodesk, Inc.[a]	32,291,202
321,106	Cisco Systems, Inc.	17,336,513
211,246	MasterCard, Inc.	49,737,871
559,762	Microsoft Corporation	66,018,330
382,237	PayPal Holdings, Inc.[a]	39,691,490
436,349	Salesforce.com, Inc.[a]	69,104,591
422,170	Visa, Inc.	65,938,732

Shares	Common Stock (98.1%)	Value
Information Technology (31.0%) - continued
216,585	Xilinx, Inc.	$27,460,812

	Total	424,249,604

	Total Common Stock (cost $896,527,983)	1,340,992,306

Shares	Short-Term Investments (1.9%)	Value
	Thrivent Core Short-Term Reserve Fund
2,645,370	2.730%	26,453,701

	Total Short-Term Investments (cost $26,453,701)	26,453,701

	Total Investments (cost $922,981,684) 100.0%	$1,367,446,007

	Other Assets and Liabilities, Net (<0.1%)	(321,227)

	Total Net Assets 100.0%	$1,367,124,780

a	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	210,482,072	210,482,072	–	–
Consumer Discretionary	272,185,182	272,185,182	–	–
Consumer Staples	53,570,625	53,570,625	–	–
Energy	10,664,321	10,664,321	–	–
Financials	74,344,055	74,344,055	–	–
Health Care	216,128,646	216,128,646	–	–
Industrials	79,367,801	79,367,801	–	–
Information Technology	424,249,604	424,249,604	–	–
Subtotal Investments in Securities	$1,340,992,306	$1,340,992,306	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	26,453,701
Subtotal Other Investments	$26,453,701

Total Investments at Value	$1,367,446,007

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019

Affiliated Short-Term Investments Core Short-Term Reserve, 2.730%	$11,249	$48,516	$33,311	2,645	$26,454	1.9%

Total Affiliated Short-Term Investments	11,249				26,454	1.9

Total Value	$11,249				$26,454

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments Core Short-Term Reserve, 2.730%	$–	$–	–	$138
Total Income from Affiliated Investments				$138
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Communications Services (9.4%)
34,094	Activision Blizzard, Inc.	$1,552,300
13,363	Alphabet, Inc., Class Aa	15,726,781
13,717	Alphabet, Inc., Class Ca	16,094,293
325,259	AT&T, Inc.	10,200,122
15,523	CBS Corporation	737,808
42,915	CenturyLink, Inc.	514,551
7,794	Charter Communications, Inc.[a]	2,703,817
201,686	Comcast Corporation	8,063,406
7,012	Discovery, Inc., Class Aa,b	189,464
16,096	Discovery, Inc., Class Ca	409,160
10,243	DISH Network Corporation[a]	324,601
13,412	Electronic Arts, Inc.[a]	1,363,062
106,514	Facebook, Inc.[a]	17,754,819
15,752	Fox Corporation, Class Aa,b	578,256
7,249	Fox Corporation, Class Ba	260,094
17,189	Interpublic Group of Companies, Inc.	361,141
17,200	News Corporation, Class A	213,968
5,527	News Corporation, Class B	69,032
9,991	Omnicom Group, Inc.	729,243
5,051	Take-Two Interactive Software, Inc.[a]	476,663
32,521	Twitter, Inc.[a]	1,069,291
184,439	Verizon Communications, Inc.	10,905,878
15,787	Viacom, Inc.	443,141
77,973	Walt Disney Company	8,657,342

	Total	99,398,233

Consumer Discretionary (10.8%)
3,237	Advance Auto Parts, Inc.	552,006
18,417	Amazon.com, Inc.[a]	32,796,073
11,611	Aptiv plc	922,958
1,116	AutoZone, Inc.[a]	1,142,918
10,721	Best Buy Company, Inc.	761,834
2,045	Booking Holdings, Inc.[a]	3,568,341
9,272	BorgWarner, Inc.	356,138
6,816	Capri Holdings, Ltd.[a]	311,832
7,785	CarMax, Inc.[a]	543,393
17,877	Carnival Corporation	906,721
1,087	Chipotle Mexican Grill, Inc.[a]	772,107
15,173	D.R. Horton, Inc.	627,859
5,515	Darden Restaurants, Inc.	669,907
11,738	Dollar General Corporation	1,400,343
10,624	Dollar Tree, Inc.[a]	1,115,945
40,403	eBay, Inc.	1,500,567
5,283	Expedia Group, Inc.	628,677
5,165	Foot Locker, Inc.	312,999
174,302	Ford Motor Company	1,530,372
9,539	Gap, Inc.	249,731
5,415	Garmin, Ltd.	467,585
58,535	General Motors Company	2,171,649
6,518	Genuine Parts Company	730,212
9,178	H&R Block, Inc.	219,721
16,131	Hanesbrands, Inc.	288,422
7,276	Harley-Davidson, Inc.	259,462
5,169	Hasbro, Inc.	439,468
13,112	Hilton Worldwide Holdings, Inc.	1,089,738
50,419	Home Depot, Inc.	9,674,902
7,372	Kohl’s Corporation	506,972
10,606	L Brands, Inc.	292,513
5,854	Leggett & Platt, Inc.	247,156
12,936	Lennar Corporation	635,028
14,052	LKQ Corporation[a]	398,796
35,766	Lowe’s Companies, Inc.	3,915,304
13,726	Macy’s, Inc.	329,836
12,586	Marriott International, Inc.	1,574,383
15,418	Mattel, Inc.[a]	200,434
34,176	McDonald’s Corporation	6,490,022

Shares	Common Stock (99.7%)	Value
Consumer Discretionary (10.8%) - continued
22,773	MGM Resorts International	$584,355
2,772	Mohawk Industries, Inc.[a]	349,688
19,491	Netflix, Inc.[a]	6,949,711
18,993	Newell Brands, Inc.	291,353
56,211	NIKE, Inc.	4,733,528
5,136	Nordstrom, Inc.	227,936
9,718	Norwegian Cruise Line Holdings, Ltd.[a]	534,101
3,580	O’Reilly Automotive, Inc.[a]	1,390,114
11,483	PulteGroup, Inc.	321,065
3,379	PVH Corporation	412,069
2,433	Ralph Lauren Corporation	315,511
16,562	Ross Stores, Inc.	1,541,922
7,660	Royal Caribbean Cruises, Ltd.	877,989
55,528	Starbucks Corporation	4,127,952
12,947	Tapestry, Inc.	420,648
23,314	Target Corporation	1,871,182
4,845	Tiffany & Company	511,390
55,252	TJX Companies, Inc.	2,939,959
5,416	Tractor Supply Company	529,468
4,684	TripAdvisor, Inc.[a]	240,992
2,515	Ulta Beauty, Inc.[a]	877,056
8,382	Under Armour, Inc., Class Aa,b	177,195
8,598	Under Armour, Inc., Class Ca	162,244
14,483	VF Corporation	1,258,718
2,841	Whirlpool Corporation	377,541
4,326	Wynn Resorts, Ltd.	516,178
14,128	Yum! Brands, Inc.	1,410,116

	Total	114,552,305

Consumer Staples (7.3%)
83,689	Altria Group, Inc.	4,806,259
25,011	Archer-Daniels-Midland Company	1,078,724
7,440	Brown-Forman Corporation	392,683
8,604	Campbell Soup Company[b]	328,071
10,980	Church & Dwight Company, Inc.	782,105
5,724	Clorox Company	918,473
171,721	Coca-Cola Company	8,046,846
38,476	Colgate-Palmolive Company	2,637,145
21,678	Conagra Brands, Inc.	601,348
7,436	Constellation Brands, Inc.	1,303,754
19,660	Costco Wholesale Corporation	4,760,472
20,671	Coty, Inc.	237,717
9,790	Estee Lauder Companies, Inc.	1,620,735
26,646	General Mills, Inc.	1,378,931
6,207	Hershey Company	712,750
12,177	Hormel Foods Corporation[b]	545,043
5,079	J.M. Smucker Company	591,704
11,209	Kellogg Company	643,172
15,376	Kimberly-Clark Corporation	1,905,086
27,769	Kraft Heinz Company	906,658
35,616	Kroger Company	876,154
6,540	Lamb Weston Holdings, Inc.	490,108
5,475	McCormick & Company, Inc.	824,699
8,379	Molson Coors Brewing Company	499,807
64,483	Mondelez International, Inc.	3,218,991
17,953	Monster Beverage Corporation[a]	979,875
62,716	PepsiCo, Inc.	7,685,846
69,329	Philip Morris International, Inc.	6,127,990
111,682	Procter & Gamble Company	11,620,512
21,095	Sysco Corporation	1,408,302
13,182	Tyson Foods, Inc.	915,226
35,805	Walgreens Boots Alliance, Inc.	2,265,382
63,559	Wal-Mart Stores, Inc.	6,198,909

	Total	77,309,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Energy (5.4%)
22,515	Anadarko Petroleum Corporation	$1,023,982
16,759	Apache Corporation	580,867
22,926	Baker Hughes, Inc.	635,509
19,734	Cabot Oil & Gas Corporation	515,057
84,820	Chevron Corporation	10,448,128
4,534	Cimarex Energy Company	316,927
8,951	Concho Resources, Inc.	993,203
51,142	ConocoPhillips	3,413,217
20,693	Devon Energy Corporation	653,071
6,899	Diamondback Energy, Inc.	700,455
25,895	EOG Resources, Inc.	2,464,686
189,167	Exxon Mobil Corporation	15,284,694
38,944	Halliburton Company	1,141,059
4,885	Helmerich & Payne, Inc.	271,411
11,445	Hess Corporation	689,332
7,046	HollyFrontier Corporation	347,156
86,824	Kinder Morgan, Inc.	1,737,348
37,297	Marathon Oil Corporation	623,233
30,081	Marathon Petroleum Corporation	1,800,348
17,116	National Oilwell Varco, Inc.	455,970
21,586	Noble Energy, Inc.	533,822
33,471	Occidental Petroleum Corporation	2,215,780
18,373	ONEOK, Inc.	1,283,170
18,747	Phillips 66	1,784,152
7,517	Pioneer Natural Resources Company	1,144,689
61,891	Schlumberger, Ltd.	2,696,591
18,992	TechnipFMC plc	446,692
18,836	Valero Energy Corporation	1,597,858
54,058	Williams Companies, Inc.	1,552,546

	Total	57,350,953

Financials (12.7%)
2,374	Affiliated Managers Group, Inc.	254,279
33,841	Aflac, Inc.	1,692,050
15,364	Allstate Corporation	1,446,982
31,212	American Express Company	3,411,472
39,241	American International Group, Inc.	1,689,717
6,321	Ameriprise Financial, Inc.	809,720
10,716	Aon plc	1,829,221
8,218	Arthur J. Gallagher & Company	641,826
2,755	Assurant, Inc.	261,477
401,047	Bank of America Corporation	11,064,887
40,553	Bank of New York Mellon Corporation	2,045,088
34,098	BB&T Corporation	1,586,580
86,808	Berkshire Hathaway, Inc.[a]	17,438,859
5,432	BlackRock, Inc.	2,321,474
5,244	Brighthouse Financial, Inc.[a]	190,305
21,261	Capital One Financial Corporation	1,736,811
5,010	Cboe Global Markets, Inc.	478,154
52,974	Charles Schwab Corporation	2,265,168
20,465	Chubb, Ltd.	2,866,737
6,764	Cincinnati Financial Corporation	581,028
104,991	Citigroup, Inc.	6,532,540
21,187	Citizens Financial Group, Inc.	688,578
15,968	CME Group, Inc.	2,628,013
7,514	Comerica, Inc.	550,927
15,253	Discover Financial Services	1,085,404
11,536	E*TRADE Financial Corporation	535,617
1,816	Everest Re Group, Ltd.	392,183
34,360	Fifth Third Bancorp	866,559
7,357	First Republic Bank	739,084
13,931	Franklin Resources, Inc.	461,673
15,354	Goldman Sachs Group, Inc.	2,947,814
16,053	Hartford Financial Services Group, Inc.	798,155
48,297	Huntington Bancshares, Inc.	612,406

Shares	Common Stock (99.7%)	Value
Financials (12.7%) - continued
25,387	Intercontinental Exchange, Inc.	$1,932,966
17,955	Invesco, Ltd.	346,711
146,183	J.P. Morgan Chase & Company	14,798,105
13,252	Jefferies Financial Group, Inc.	249,005
46,403	KeyCorp	730,847
9,559	Lincoln National Corporation	561,113
12,231	Loews Corporation	586,232
6,348	M&T Bank Corporation	996,763
22,561	Marsh & McLennan Companies, Inc.	2,118,478
43,644	MetLife, Inc.	1,857,925
7,420	Moody’s Corporation	1,343,688
57,979	Morgan Stanley	2,446,714
3,890	MSCI, Inc.	773,488
5,170	Nasdaq, Inc.	452,323
9,793	Northern Trust Corporation	885,385
16,863	People’s United Financial, Inc.	277,228
20,521	PNC Financial Services Group, Inc.	2,517,106
11,643	Principal Financial Group, Inc.	584,362
26,069	Progressive Corporation	1,879,314
18,358	Prudential Financial, Inc.	1,686,733
5,682	Raymond James Financial, Inc.	456,890
45,692	Regions Financial Corporation	646,542
11,099	S&P Global, Inc.	2,336,894
16,915	State Street Corporation	1,113,176
20,316	SunTrust Banks, Inc.	1,203,723
2,349	SVB Financial Group[a]	522,324
29,232	Synchrony Financial	932,501
10,584	T. Rowe Price Group, Inc.	1,059,670
4,616	Torchmark Corporation	378,281
11,814	Travelers Companies, Inc.	1,620,408
67,174	U.S. Bancorp	3,237,115
9,669	Unum Group	327,102
182,802	Wells Fargo & Company	8,832,993
5,765	Willis Towers Watson plc	1,012,622
8,619	Zions Bancorporations NA	391,389

	Total	134,546,904

Health Care (14.5%)
78,374	Abbott Laboratories	6,265,218
66,238	AbbVie, Inc.	5,338,120
2,013	ABIOMED, Inc.[a]	574,893
14,182	Agilent Technologies, Inc.	1,139,949
9,977	Alexion Pharmaceuticals, Inc.[a]	1,348,691
3,248	Align Technology, Inc.[a]	923,504
14,065	Allergan plc	2,059,257
7,111	AmerisourceBergen Corporation	565,467
28,174	Amgen, Inc.	5,352,497
11,475	Anthem, Inc.	3,293,095
21,532	Baxter International, Inc.	1,750,767
12,014	Becton, Dickinson and Company	3,000,256
8,877	Biogen, Inc.[a]	2,098,345
61,809	Boston Scientific Corporation[a]	2,372,229
72,893	Bristol-Myers Squibb Company	3,477,725
13,581	Cardinal Health, Inc.	653,925
31,361	Celgene Corporation[a]	2,958,597
18,447	Centene Corporation[a]	979,536
14,575	Cerner Corporation[a]	833,836
16,970	Cigna Holding Company	2,729,115
2,203	Cooper Companies, Inc.	652,463
57,922	CVS Health Corporation	3,123,733
28,024	Danaher Corporation	3,699,728
6,101	DaVita, Inc.[a]	331,223
9,949	Dentsply Sirona, Inc.	493,371
9,277	Edwards Lifesciences Corporation[a]	1,774,968
38,556	Eli Lilly and Company	5,003,027
56,949	Gilead Sciences, Inc.	3,702,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Health Care (14.5%) - continued
11,920	HCA Healthcare, Inc.	$1,554,130
6,760	Henry Schein, Inc.[a]	406,344
11,954	Hologic, Inc.[a]	578,574
6,052	Humana, Inc.	1,609,832
3,838	IDEXX Laboratories, Inc.[a]	858,177
6,562	Illumina, Inc.[a]	2,038,748
7,927	Incyte Corporation[a]	681,801
5,109	Intuitive Surgical, Inc.[a]	2,915,093
7,143	IQVIA Holding, Inc.[a]	1,027,521
118,915	Johnson & Johnson	16,623,128
4,472	Laboratory Corporation of America Holdings[a]	684,127
8,831	McKesson Corporation	1,033,757
59,790	Medtronic plc	5,445,673
115,265	Merck & Company, Inc.	9,586,590
1,112	Mettler-Toledo International, Inc.[a]	803,976
23,022	Mylan NVa	652,443
7,765	Nektar Therapeutics[a]	260,904
4,948	PerkinElmer, Inc.	476,789
5,629	Perrigo Company plc	271,093
247,858	Pfizer, Inc.	10,526,529
5,994	Quest Diagnostics, Inc.	538,980
3,500	Regeneron Pharmaceuticals, Inc.[a]	1,437,170
6,397	ResMed, Inc.	665,096
13,809	Stryker Corporation	2,727,554
2,054	Teleflex, Inc.	620,637
17,974	Thermo Fisher Scientific, Inc.	4,919,843
42,834	UnitedHealth Group, Inc.	10,591,135
3,809	Universal Health Services, Inc.	509,530
4,054	Varian Medical Systems, Inc.[a]	574,533
11,411	Vertex Pharmaceuticals, Inc.[a]	2,099,053
3,424	Waters Corporation[a]	861,855
2,232	Wellcare Health Plans, Inc.[a]	602,082
9,127	Zimmer Biomet Holdings, Inc.	1,165,518
21,378	Zoetis, Inc.	2,152,123

	Total	153,996,127

Industrials (9.9%)
25,745	3M Company	5,349,296
6,347	A.O. Smith Corporation	338,422
5,497	Alaska Air Group, Inc.	308,492
4,218	Allegion plc	382,615
18,215	American Airlines Group, Inc.	578,508
10,142	AMETEK, Inc.	841,482
19,263	Arconic, Inc.	368,116
23,457	Boeing Company	8,946,969
6,110	C.H. Robinson Worldwide, Inc.	531,509
26,133	Caterpillar, Inc.	3,540,760
3,781	Cintas Corporation	764,178
8,967	Copart, Inc.[a]	543,311
35,472	CSX Corporation	2,654,015
6,532	Cummins, Inc.	1,031,207
14,221	Deere & Company	2,273,085
27,588	Delta Air Lines, Inc.	1,424,920
6,761	Dover Corporation	634,182
19,116	Eaton Corporation plc	1,539,985
27,540	Emerson Electric Company	1,885,664
5,390	Equifax, Inc.	638,715
7,668	Expeditors International of Washington, Inc.	582,001
12,775	Fastenal Company	821,560
10,747	FedEx Corporation	1,949,613
5,851	Flowserve Corporation	264,114
6,232	Fluor Corporation	229,338
13,407	Fortive Corporation	1,124,713

Shares	Common Stock (99.7%)	Value
Industrials (9.9%) - continued
6,379	Fortune Brands Home and Security, Inc.	$303,704
12,303	General Dynamics Corporation	2,082,652
388,321	General Electric Company	3,879,327
5,265	Harris Corporation	840,873
32,648	Honeywell International, Inc.	5,188,420
1,946	Huntington Ingalls Industries, Inc.	403,211
16,231	IHS Markit, Ltd.[a]	882,642
13,477	Illinois Tool Works, Inc.	1,934,354
10,840	Ingersoll-Rand plc	1,170,178
5,268	Jacobs Engineering Group, Inc.	396,101
3,885	JB Hunt Transport Services, Inc.	393,512
40,752	Johnson Controls International plc	1,505,379
4,508	Kansas City Southern	522,838
3,548	L3 Technologies, Inc.	732,201
24,573	Linde Public Limited Company	4,323,128
10,974	Lockheed Martin Corporation	3,293,956
13,574	Masco Corporation	533,594
15,873	Nielsen Holdings plc	375,714
12,041	Norfolk Southern Corporation	2,250,342
7,622	Northrop Grumman Corporation	2,054,891
15,481	PACCAR, Inc.	1,054,875
5,812	Parker Hannifin Corporation	997,455
7,096	Pentair, Ltd.	315,843
6,541	Quanta Services, Inc.	246,857
12,604	Raytheon Company	2,294,936
9,747	Republic Services, Inc.	783,464
5,401	Robert Half International, Inc.	351,929
5,488	Rockwell Automation, Inc.	962,924
6,581	Rollins, Inc.	273,901
4,626	Roper Industries, Inc.	1,581,953
2,483	Snap-On, Inc.	388,639
22,382	Southwest Airlines Company	1,161,850
6,755	Stanley Black & Decker, Inc.	919,828
11,191	Textron, Inc.	566,936
2,173	TransDigm Group, Inc.[a]	986,520
32,597	Union Pacific Corporation	5,450,218
10,301	United Continental Holdings, Inc.[a]	821,814
31,071	United Parcel Service, Inc.	3,471,874
3,654	United Rentals, Inc.[a]	417,470
36,193	United Technologies Corporation	4,664,916
7,302	Verisk Analytics, Inc.	971,166
2,023	W.W. Grainger, Inc.	608,781
6,236	Wabtec Corporation	459,718
17,410	Waste Management, Inc.	1,809,073
8,013	Xylem, Inc.	633,348

	Total	104,810,075

Information Technology (21.1%)
28,408	Accenture plc	5,000,376
21,725	Adobe, Inc.[a]	5,789,495
39,321	Advanced Micro Devices, Inc.[a]	1,003,472
7,459	Akamai Technologies, Inc.[a]	534,885
2,108	Alliance Data Systems Corporation	368,858
13,312	Amphenol Corporation	1,257,185
16,449	Analog Devices, Inc.	1,731,586
3,741	ANSYS, Inc.[a]	683,518
200,014	Apple, Inc.	37,992,659
44,061	Applied Materials, Inc.	1,747,459
2,333	Arista Networks, Inc.[a]	733,635
9,780	Autodesk, Inc.[a]	1,523,920
19,449	Automatic Data Processing, Inc.	3,106,783
17,687	Broadcom, Ltd.	5,318,658
5,165	Broadridge Financial Solutions, Inc.	535,559
12,518	Cadence Design Systems, Inc.[a]	795,018
196,536	Cisco Systems, Inc.	10,610,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Information Technology (21.1%) - continued
5,628	Citrix Systems, Inc.	$560,886
25,682	Cognizant Technology Solutions Corporation	1,860,661
36,293	Corning, Inc.	1,201,298
12,447	DXC Technology Company	800,467
2,672	F5 Networks, Inc.[a]	419,317
14,469	Fidelity National Information Services, Inc.	1,636,444
17,895	Fiserv, Inc.[a]	1,579,771
3,910	FleetCor Technologies, Inc.[a]	964,167
6,050	FLIR Systems, Inc.	287,859
6,477	Fortinet, Inc.[a]	543,874
4,004	Gartner, Inc.[a]	607,327
7,037	Global Payments, Inc.	960,691
62,884	Hewlett Packard Enterprise Company	970,300
69,948	HP, Inc.	1,359,090
200,852	Intel Corporation	10,785,752
40,234	International Business Machines Corporation	5,677,017
11,566	Intuit, Inc.	3,023,468
1,642	IPG Photonics Corporation[a]	249,223
3,446	Jack Henry & Associates, Inc.	478,098
15,537	Juniper Networks, Inc.	411,264
8,385	Keysight Technologies, Inc.[a]	731,172
7,313	KLA-Tencor Corporation	873,245
6,858	Lam Research Corporation	1,227,651
40,301	MasterCard, Inc.	9,488,870
12,204	Maxim Integrated Products, Inc.	648,887
10,580	Microchip Technology, Inc.	877,717
50,048	Micron Technology, Inc.[a]	2,068,484
342,574	Microsoft Corporation	40,403,178
7,317	Motorola Solutions, Inc.	1,027,453
11,132	NetApp, Inc.	771,893
27,053	NVIDIA Corporation	4,857,637
113,689	Oracle Corporation	6,106,236
14,271	Paychex, Inc.	1,144,534
52,385	PayPal Holdings, Inc.[a]	5,439,658
5,528	Qorvo, Inc.[a]	396,523
54,042	QUALCOMM, Inc.	3,082,015
7,893	Red Hat, Inc.[a]	1,442,051
34,153	Salesforce.com, Inc.[a]	5,408,811
11,512	Seagate Technology plc	551,310
7,959	Skyworks Solutions, Inc.	656,458
28,545	Symantec Corporation	656,250
6,682	Synopsys, Inc.[a]	769,432
15,305	TE Connectivity, Ltd.	1,235,879
42,485	Texas Instruments, Inc.	4,506,384
7,267	Total System Services, Inc.	690,438
4,706	VeriSign, Inc.[a]	854,421
78,097	Visa, Inc.	12,197,970
13,080	Western Digital Corporation	628,625
20,144	Western Union Company	372,060
9,354	Xerox Corporation	299,141
11,302	Xilinx, Inc.	1,432,981

	Total	223,958,383

Materials (2.2%)
9,804	Air Products and Chemicals, Inc.	1,872,172
4,842	Albemarle Corporation	396,947
3,847	Avery Dennison Corporation	434,711
15,269	Ball Corporation	883,464
5,915	Celanese Corporation	583,278
10,202	CF Industries Holdings, Inc.	417,058
101,436	DowDuPont, Inc.	5,407,553
6,251	Eastman Chemical Company	474,326
11,350	Ecolab, Inc.	2,003,729

Shares	Common Stock (99.7%)	Value
Materials (2.2%) - continued
6,012	FMC Corporation	$461,842
64,656	Freeport-McMoRan, Inc.	833,416
4,523	International Flavors & Fragrances, Inc.	582,517
18,101	International Paper Company	837,533
14,052	LyondellBasell Industries NV	1,181,492
2,786	Martin Marietta Materials, Inc.	560,487
15,831	Mosaic Company	432,345
23,786	Newmont Mining Corporation	850,825
13,906	Nucor Corporation	811,415
4,221	Packaging Corporation of America	419,483
10,898	PPG Industries, Inc.	1,230,057
7,045	Sealed Air Corporation	324,493
3,643	Sherwin-Williams Company	1,569,077
5,882	Vulcan Materials Company	696,429
11,401	WestRock Company	437,228

	Total	23,701,877

Real Estate (3.1%)
5,030	Alexandria Real Estate Equities, Inc.	717,077
19,684	American Tower Corporation	3,878,929
6,941	Apartment Investment & Management Company	349,063
6,184	AvalonBay Communities, Inc.	1,241,314
6,901	Boston Properties, Inc.	923,906
14,014	CBRE Group, Inc.[a]	692,992
18,530	Crown Castle International Corporation	2,371,840
9,281	Digital Realty Trust, Inc.	1,104,439
16,043	Duke Realty Corporation	490,595
3,712	Equinix, Inc.	1,682,130
16,520	Equity Residential	1,244,286
2,934	Essex Property Trust, Inc.	848,630
5,685	Extra Space Storage, Inc.	579,358
3,321	Federal Realty Investment Trust	457,800
21,335	HCP, Inc.	667,785
33,066	Host Hotels & Resorts, Inc.	624,947
12,788	Iron Mountain, Inc.	453,462
18,818	Kimco Realty Corporation	348,133
4,749	Macerich Company	205,869
5,086	Mid-America Apartment Communities, Inc.	556,052
28,149	Prologis, Inc.	2,025,321
6,702	Public Storage, Inc.	1,459,562
13,566	Realty Income Corporation	997,915
7,494	Regency Centers Corporation	505,770
5,035	SBA Communications Corporation[a]	1,005,288
13,799	Simon Property Group, Inc.	2,514,316
3,865	SL Green Realty Corporation	347,541
12,308	UDR, Inc.	559,522
15,906	Ventas, Inc.	1,014,962
7,743	Vornado Realty Trust	522,188
17,238	Welltower, Inc.	1,337,669
33,337	Weyerhaeuser Company	878,097

	Total	32,606,758

Utilities (3.3%)
29,559	AES Corporation	534,427
10,540	Alliant Energy Corporation	496,750
10,923	Ameren Corporation	803,387
22,023	American Electric Power Company, Inc.	1,844,426
8,072	American Water Works Company, Inc.	841,587
5,220	Atmos Energy Corporation	537,295
22,377	CenterPoint Energy, Inc.	686,974
12,653	CMS Energy Corporation	702,748

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Utilities (3.3%) - continued
14,281	Consolidated Edison, Inc.	$1,211,172
35,694	Dominion Energy, Inc.	2,736,302
8,124	DTE Energy Company	1,013,388
32,449	Duke Energy Corporation	2,920,410
14,547	Edison International, Inc.	900,750
8,465	Entergy Corporation	809,508
11,854	Evergy, Inc.	688,125	.
14,153	Eversource Energy	1,004,155
43,195	Exelon Corporation	2,165,365
22,485	FirstEnergy Corporation	935,601
21,351	NextEra Energy, Inc.	4,127,575
16,634	NiSource, Inc.	476,730
13,075	NRG Energy, Inc.	555,426
5,008	Pinnacle West Capital Corporation	478,665
32,194	PPL Corporation	1,021,837
22,568	Public Service Enterprise Group, Inc.	1,340,765
12,239	Sempra Energy	1,540,400
46,190	Southern Company	2,387,099
14,085	WEC Energy Group, Inc.	1,113,842
22,956	Xcel Energy, Inc.	1,290,357

	Total	35,165,066

	Total Common Stock (cost $627,910,430)	1,057,396,158

Shares	Collateral Held for Securities Loaned (0.1%)	Value
877,153	Thrivent Cash Management Trust	877,153

	Total Collateral Held for Securities Loaned (cost $877,153)	877,153

Shares or Principal Amount	Short-Term Investments (1.0%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.380%, 4/3/2019[c,d]	199,973
100,000	2.385%, 4/10/2019[c,d]	99,939
900,000	2.410%, 4/26/2019[c,d]	898,488
	Thrivent Core Short-Term Reserve Fund
960,127	2.730%	9,601,275

	Total Short-Term Investments (cost $10,799,522)	10,799,675

	Total Investments (cost $639,587,105) 100.8%	$1,069,072,986

	Other Assets and Liabilities, Net (0.8%)	(8,826,550)

	Total Net Assets 100.0%	$1,060,246,436

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$857,874
Total lending	$857,874
Gross amount payable upon return of collateral for securities loaned	$877,153
Net amounts due to counterparty	$19,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	99,398,233	99,398,233	–	–
Consumer Discretionary	114,552,305	114,552,305	–	–
Consumer Staples	77,309,477	77,309,477	–	–
Energy	57,350,953	57,350,953	–	–
Financials	134,546,904	134,546,904	–	–
Health Care	153,996,127	153,996,127	–	–
Industrials	104,810,075	104,810,075	–	–
Information Technology	223,958,383	223,958,383	–	–
Materials	23,701,877	23,701,877	–	–
Real Estate	32,606,758	32,606,758	–	–
Utilities	35,165,066	35,165,066	–	–
Short-Term Investments	1,198,400	–	1,198,400	–
Subtotal Investments in Securities	$1,058,594,558	$1,057,396,158	$1,198,400	$–
Other Investments *	Total
Affiliated Short-Term Investments	9,601,275
Collateral Held for Securities Loaned	877,153
Subtotal Other Investments	$10,478,428

Total Investments at Value	$1,069,072,986

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	11,575	11,575	–	–
Total Asset Derivatives	$11,575	$11,575	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $1,198,400 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P 500 Index	12	June 2019	$1,691,105	$11,575
Total Futures Long Contracts			$1,691,105	$11,575
Total Futures Contracts			$1,691,105	$11,575

Reference Description:
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$635	$15,562	$6,596	960	$9,601	0.9%
Total Affiliated Short-Term Investments	635				9,601	0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	431	9,131	8,685	877	877	0.1
Total Collateral Held for Securities Loaned	431				877	0.1
Total Value	$1,066				$10,478

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$25
Total Income from Affiliated Investments				$25
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (89.2%)	Value
Communications Services (9.4%)
112,200	Activision Blizzard, Inc.	$5,108,466
19,324	Alphabet, Inc., Class Aa	22,742,222
12,516	Alphabet, Inc., Class Ca	14,685,148
525,329	Auto Trader Group plc[b]	3,572,986
43,600	CBS Corporation	2,072,308
232,787	Comcast Corporation	9,306,824
94,245	Facebook, Inc.[a]	15,709,699
8,758	Ipsos SA	219,328
454,713	ITV plc	753,438
812,486	KCOM Group plc	743,934
156,700	KDDI Corporation	3,374,895
2,171	Lyft, Inc.[a]	169,968
266,683	Mediaset Espana Comunicacion SA	1,992,847
22,317	Rightmove plc	148,393
116,927	Seven West Media, Ltd.[a]	40,827
280,391	Telenor ASA	5,614,534
1,132,483	Telstra Corporation, Ltd.	2,670,469
71,226	Tencent Holdings, Ltd., ADR	3,274,972
93,400	TV Asahi Holdings Corporation	1,643,163
127,951	Verizon Communications, Inc.	7,565,743
21,018	Wolters Kluwer NV	1,431,947

	Total	102,842,111

Consumer Discretionary (13.1%)
15,866	Amazon.com, Inc.[a]	28,253,379
11,400	AOKI Holdings, Inc.	119,485
9,900	Aoyama Trading Company, Ltd.	225,217
11,299	Aptiv plc	898,157
13,200	Autobacs Seven Company, Ltd.	219,477
155,599	Barratt Developments plc	1,215,440
39,600	Benesse Holdings, Inc.	1,030,520
62,272	Berkeley Group Holdings plc	2,993,736
4,484	Booking Holdings, Inc.[a]	7,824,176
7,285	Bovis Homes Group plc	100,985
65,800	Bridgestone Corporation	2,535,503
167,899	Bunzl plc	5,541,714
15,810	Burberry Group plc	402,947
64,534	Carnival plc	3,189,785
14,500	Chiyoda Company, Ltd.	233,410
10,928	Cie Generale des Etablissements Michelin	1,291,085
321,400	Citizen Watch Company, Ltd.	1,795,970
9,418	Compass Group plc	221,592
30,768	Countryside Properties plc[b]	130,240
43,406	D.R. Horton, Inc.	1,796,140
106,300	Denso Corporation	4,153,061
6,400	Exedy Corporation	139,031
23,664	Gildan Activewear, Inc.	850,866
57,865	Harley-Davidson, Inc.	2,063,466
20,000	Honda Motor Company, Ltd.	543,216
71,600	Inchcape plc	532,760
88,200	Las Vegas Sands Corporation	5,376,672
96,744	Lowe’s Companies, Inc.	10,590,566
58,077	Magna International, Inc.	2,827,769
187,950	Marks and Spencer Group plc	682,126
27,600	McDonald’s Corporation	5,241,240
163,106	Moneysupermarket.com Group plc	790,781
27,549	Netflix, Inc.[a]	9,822,871
106,100	NHK Spring Company, Ltd.	954,791
110,277	NIKE, Inc.	9,286,426
745,000	Nissan Motor Company, Ltd.	6,118,050
13,800	Onward Holdings Company, Ltd.	73,063
8,090	Peugeot SA	197,410
10,000	Plenus Company, Ltd.	159,642
143,452	Redrow plc	1,124,063
27,300	Sangetsu Company, Ltd.	496,154

Shares	Common Stock (89.2%)	Value
Consumer Discretionary (13.1%) - continued
399,100	Sekisui House, Ltd.	$6,613,673
7,700	SHIMAMURA Company, Ltd.	652,588
18,900	SmartCentres Real Estate Investment Trust	495,146
64,500	Starbucks Corporation	4,794,930
241,900	Sumitomo Rubber Industries, Ltd.	2,905,368
45,116	Super Retail Group, Ltd.	257,584
5,200	Takara Standard Company, Ltd.	79,751
175,009	Taylor Wimpey plc	400,283
128,900	Toyoda Gosei Company, Ltd.	2,736,688
3,000	TS Tech Company, Ltd.	86,609
11,200	United Arrows, Ltd.	390,149
18,367	WH Smith plc	508,125
365,100	Yahoo Japan Corporation	895,463

	Total	142,859,339

Consumer Staples (5.8%)
36,000	Altria Group, Inc.	2,067,480
16,400	Arcs Company, Ltd.	361,245
21,494	Carlsberg AS	2,687,786
101,018	Empire Company, Ltd.	2,186,890
21,277	ForFarmers BV	175,050
5,160	Glanbia plc	100,947
188,616	Imperial Brands plc	6,452,055
344,900	Japan Tobacco, Inc.	8,542,423
27,178	Kimberly-Clark Corporation	3,367,354
130,368	Koninklijke Ahold Delhaize NV	3,470,904
3,298	L’Oreal SA	888,127
5,200	Ministop Company, Ltd.	80,539
114,000	Monster Beverage Corporation[a]	6,222,120
42,500	Philip Morris International, Inc.	3,756,575
47,100	Sugi Holdings Company, Ltd.	2,078,564
47,600	Sundrug Company, Ltd.	1,313,684
77,932	Swedish Match AB	3,976,312
1,800	TSURUHA Holdings, Inc.	146,599
93,333	Unilever NV	5,441,472
136,002	Unilever plc	7,828,670
26,194	Wal-Mart Stores, Inc.	2,554,701

	Total	63,699,497

Energy (3.9%)
94,363	BP plc ADR	4,125,550
92,296	Chevron Corporation	11,369,021
19,894	EQT Corporation	412,602
15,915	Equitrans Midstream Corporation	346,629
3,418	Gaztransport Et Technigaz SA	311,131
175,337	Halliburton Company	5,137,374
169,578	Marathon Oil Corporation	2,833,648
61,700	Marathon Petroleum Corporation	3,692,745
44,272	Pioneer Natural Resources Company	6,741,740
10,287	Royal Dutch Shell plc, Class A	323,280
228,138	Royal Dutch Shell plc, Class B	7,210,471

	Total	42,504,191

Financials (12.0%)
42,008	Aareal Bank AG	1,297,260
9,902	AB Industrivarden	207,651
38,700	Aflac, Inc.	1,935,000
10,947	Allianz SE	2,439,524
21,366	American International Group, Inc.	920,020
172,983	Banca Monte dei Paschi di Siena SPA[a,c]	242,218
614,226	Bank of America Corporation	16,946,495
99,937	Bankinter SA	761,697
165,752	Blackstone Group, LP	5,796,347
41,860	Capital One Financial Corporation	3,419,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (89.2%)	Value
Financials (12.0%) - continued
87,400	Charles Schwab Corporation	$3,737,224
37,515	Chubb, Ltd.	5,255,101
251,384	CI Financial Corporation	3,431,170
198,098	Citigroup, Inc.	12,325,658
120,655	CNP Assurances	2,656,595
13,743	Comerica, Inc.	1,007,637
31,084	Deutsche Pfandbriefbank AGb	381,362
180,324	Direct Line Insurance Group plc	829,535
92,289	DnB ASA	1,699,945
55,810	Euronext NVb	3,540,808
116,016	Fifth Third Bancorp	2,925,924
117,391	Finecobank Banca Fineco SPA	1,546,671
429,454	FlexiGroup, Ltd.	423,173
53,869	Genworth MI Canada, Inc.[c]	1,632,174
12,036	Goldman Sachs Group, Inc.	2,310,792
1,543	Hannover Rueckversicherung SE	221,716
34,300	Hartford Financial Services Group, Inc.	1,705,396
239,386	Huntington Bancshares, Inc.	3,035,414
86,500	Intercontinental Exchange, Inc.	6,586,110
60,576	Investor AB	2,730,575
41,089	J.P. Morgan Chase & Company	4,159,439
748,498	Lloyds TSB Group plc	606,420
256,297	Manulife Financial Corporation	4,334,428
1,572,811	Medibank Private, Ltd.	3,087,226
123,720	MetLife, Inc.	5,266,760
36,600	Morgan Stanley	1,544,520
21,978	National Bank of Canada	991,876
13,422	Paragon Banking Group plc	76,189
20,736	Pargesa Holding SA	1,626,229
11,155	Prudential Financial, Inc.	1,024,921
41,200	Raymond James Financial, Inc.	3,312,892
16,500	S&P Global, Inc.	3,474,075
15,100	Senshu Ikeda Holdings, Inc.	38,785
39,554	State Street Corporation	2,603,049
23,468	Topdanmark AS	1,172,480
63,700	U.S. Bancorp	3,069,703
69,000	Zions Bancorporations NA	3,133,290

	Total	131,471,017

Health Care (12.3%)
64,000	Abbott Laboratories	5,116,160
17,614	Amplifon SPA	343,743
17,900	Becton, Dickinson and Company	4,470,167
15,976	Biogen, Inc.[a]	3,776,407
43,000	BioMarin Pharmaceutical, Inc.[a]	3,819,690
6,101	Cigna Holding Company	981,163
102,267	CVS Health Corporation	5,515,259
24,520	Edwards Lifesciences Corporation[a]	4,691,412
21,900	Gilead Sciences, Inc.	1,423,719
11,716	GN Store Nord AS	544,120
5,217	Illumina, Inc.[a]	1,620,870
12,058	Intuitive Surgical, Inc.[a]	6,880,054
57,015	Johnson & Johnson	7,970,127
7,000	KYORIN Holdings, Inc.	136,784
2,275	LNA Sante	119,688
33,705	Medtronic plc	3,069,851
180,062	Merck & Company, Inc.	14,975,756
107,779	Novartis AG	10,359,667
200,511	Novo Nordisk AS	10,479,782
220,391	Pfizer, Inc.	9,360,006
5,165	Recordati SPA	201,259
31,637	Roche Holding AG	8,717,730
17,984	Thermo Fisher Scientific, Inc.	4,922,580
52,692	UnitedHealth Group, Inc.	13,028,624
22,824	Vertex Pharmaceuticals, Inc.[a]	4,198,475

Shares	Common Stock (89.2%)	Value
Health Care (12.3%) - continued
72,255	Zoetis, Inc.	$7,273,911

	Total	133,997,004

Industrials (8.5%)
90,669	ACS Actividades de Construccion y Servicios, SA	3,985,998
150,181	Atlas Copco AB, Class A	4,040,024
133,866	Atlas Copco AB, Class B	3,320,201
20,648	Boeing Company	7,875,560
15,805	CIA De Distribucion Integral	372,417
146,516	Delta Air Lines, Inc.	7,567,551
10,831	Ferguson plc	689,841
197,964	GWA Group, Ltd.	447,827
38,000	Hino Motors, Ltd.	320,802
21,000	Hitachi Zosen Corporation	64,629
3,251	Hochtief AG	471,046
75,670	Honeywell International, Inc.	12,025,476
25,000	Inaba Denki Sangyo Company, Ltd.	969,063
19,658	Ingersoll-Rand plc	2,122,081
33,616	Koninklijke Philips NV	1,373,475
35,300	Marubeni Corporation	244,749
90,256	Meggitt plc	591,679
19,000	Mitsuboshi Belting, Ltd.	338,623
21,500	Mitsui & Company, Ltd.	334,549
2,300	Nachi-Fujikoshi Corporation	92,849
76,893	National Express Group plc	406,608
63,600	Nitto Kogyo Corporation	1,275,488
32,771	Nobina ABb	211,272
79,596	Norfolk Southern Corporation	14,875,696
23,378	Northgate plc	113,879
153,450	PageGroup plc	940,070
217,191	RELX plc	4,647,754
3,543	Rockwool International AS	830,879
101,448	Sandvik AB	1,649,962
17,413	Schindler Holding AG, Participation Certificate	3,613,145
145,082	SKF ABc	2,413,774
10,170	Spirax-Sarco Engineering plc	953,120
15,300	Sumitomo Corporation	212,124
339,400	Sumitomo Electric Industries, Ltd.	4,515,064
9,200	Taikisha, Ltd.	280,108
11,600	Teijin, Ltd.	191,818
25,300	Toppan Forms Company, Ltd.	216,366
25,017	Transcontinental, Inc.	313,192
19,800	Tsubakimoto Chain Company	708,632
35,952	United Parcel Service, Inc.	4,017,276
25,181	United Technologies Corporation	3,245,579
11,700	Yuasa Trading Company, Ltd.	330,523

	Total	93,210,769

Information Technology (17.2%)
53,866	Amadeus IT Holding SA	4,317,323
129,133	Apple, Inc.	24,528,813
51,421	Autodesk, Inc.[a]	8,012,420
203,300	Canon, Inc.	5,902,828
45,614	Capgemini SA	5,534,913
103,623	CGI, INC.[a]	7,123,766
440,347	Cisco Systems, Inc.	23,774,335
158,150	Computershare, Ltd.	1,922,513
195,440	Halma plc	4,260,995
2,244	Jenoptik AG	83,783
3,037	Kulicke and Soffa Industries, Inc.	67,148
39,505	MasterCard, Inc.	9,301,452
270,868	Microsoft Corporation	31,946,172
33,400	NEC Networks & System Integration Corporation	808,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (89.2%)	Value
Information Technology (17.2%) - continued
97,203	Oracle Corporation	$5,220,773
26,400	Otsuka Corporation	987,686
92,066	PayPal Holdings, Inc.[a]	9,560,133
12,500	Ryoyo Electro Corporation	182,869
107,204	Salesforce.com, Inc.[a]	16,977,898
175,400	Shinko Electric Industries Company, Ltd.	1,348,014
21,733	Texas Instruments, Inc.	2,305,219
6,400	Tokyo Seimitsu Company, Ltd.	163,390
104,440	Visa, Inc.	16,312,484
55,884	Xilinx, Inc.	7,085,532

	Total	187,728,587

Materials (4.3%)
73,243	Alcoa Corporation[a]	2,062,523
253,083	BHP Group plc	6,106,157
147,090	BHP Group, Ltd.	4,020,466
4,174	Boliden AB	118,955
76,124	CF Industries Holdings, Inc.	3,111,949
1,900	Daido Steel Company, Ltd.	75,208
69,745	Eastman Chemical Company	5,292,251
8,350	Evonik Industries AG	227,866
4,986	Fuchs Petrolub SE	205,822
65,042	Granges AB	670,658
46,361	Hexpol AB	391,083
16,300	Hokuetsu Corporation	95,412
124,800	JFE Holdings, Inc.	2,124,198
96,000	JSR Corporation	1,493,584
29,121	Koninklijke DSM NV	3,176,671
63,500	Kyoei Steel, Ltd.	907,537
10,700	Lintec Corporation	231,999
52,889	Methanex Corporation	3,007,268
178,800	Mitsubishi Gas Chemical Company, Inc.	2,561,054
54,700	Nippon Kayaku Company, Ltd.	647,552
3,700	Nippon Light Metal Holdings Company, Ltd.	8,142
226,500	Nippon Steel & Sumitomo Metal Corporation	4,009,193
142,577	Sandfire Resources NL	700,768
3,400	Sanyo Special Steel Company, Ltd.	69,830
11,973	SSAB AB, Class A	43,126
9,300	Taiyo Holdings Company, Ltd.	307,043
43,700	Toagosei Company, Ltd.	462,941
175,290	UPM-Kymmene Oyj	5,119,702

	Total	47,248,958

Real Estate (1.6%)
8,926	Castellum AB	173,212
16,378	Choice Properties REIT	172,316
38,100	Daito Trust Construction Company, Ltd.	5,315,634
8,215	Deutsche EuroShop AG	249,248
35,195	Granite REIT	1,681,596
15,753	H&R REIT	275,959
370,000	Hysan Development Company, Ltd.	1,983,272
42,872	Klepierre SA	1,500,056
1,787,721	Mirvac Group	3,492,152
39,323	Quebecor, Inc.	963,985
115,000	Road King Infrastructure, Ltd.	261,074
94,441	Scentre Group	275,683
19,000	Swire Pacific, Ltd.	244,737
441,967	Vicinity Centres	816,033
269,300	Wing Tai Holdings, Ltd.	403,838

	Total	17,808,795

Shares	Common Stock (89.2%)	Value
Utilities (1.1%)
266,474	AGL Energy, Ltd.	$4,119,103
171,158	Enagas SA	4,982,848
61,483	Exelon Corporation	3,082,143

	Total	12,184,094

	Total Common Stock (cost $778,055,445)	975,554,362

Shares	Collateral Held for Securities Loaned (0.8%)	Value
8,849,150	Thrivent Cash Management Trust	8,849,150

	Total Collateral Held for Securities Loaned (cost $8,849,150)	8,849,150

Shares or Principal Amount	Short-Term Investments (10.5%)	Value
	Federal Home Loan Bank Discount Notes
3,100,000	2.380%, 4/3/2019[d,e]	3,099,583
5,200,000	2.400%, 4/15/2019[d,e]	5,195,106
2,900,000	2.405%, 5/8/2019[d,e]	2,892,787
400,000	2.390%, 5/15/2019[d,e]	398,817
500,000	2.410%, 5/29/2019[d,e]	498,051
	Thrivent Core Short-Term Reserve Fund
10,249,447	2.730%	102,494,470

	Total Short-Term Investments (cost $114,577,318)	114,578,814

	Total Investments (cost $901,481,913) 100.5%	$1,098,982,326

	Other Assets and Liabilities, Net (0.5%)	(4,999,152)

	Total Net Assets 100.0%	$1,093,983,174

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $7,836,668 or 0.7% of total net assets.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$3,514,841
Total lending	$3,514,841
Gross amount payable upon return of collateral for securities loaned	$8,849,150
Net amounts due to counterparty	$5,334,309

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	102,842,111	80,635,350	22,206,761	–
Consumer Discretionary	142,859,339	88,775,792	54,083,547	–
Consumer Staples	63,699,497	17,968,230	45,731,267	–
Energy	42,504,191	34,659,309	7,844,882	–
Financials	131,471,017	95,495,310	35,975,707	–
Health Care	133,997,004	103,094,231	30,902,773	–
Industrials	93,210,769	51,729,219	41,481,550	–
Information Technology	187,728,587	155,092,379	32,636,208	–
Materials	47,248,958	13,473,991	33,774,967	–
Real Estate	17,808,795	–	17,808,795	–
Utilities	12,184,094	3,082,143	9,101,951	–
Short-Term Investments	12,084,344	–	12,084,344	–
Subtotal Investments in Securities	$987,638,706	$644,005,954	$343,632,752	$–
Other Investments *	Total
Affiliated Short-Term Investments	102,494,470
Collateral Held for Securities Loaned	8,849,150
Subtotal Other Investments	$111,343,620

Total Investments at Value	$1,098,982,326

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,103,964	3,103,964	–	–
Total Asset Derivatives	$3,103,964	$3,103,964	$–	$–
Liability Derivatives
Futures Contracts	1,448,401	1,448,401	–	–
Total Liability Derivatives	$1,448,401	$1,448,401	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Large Cap Stock Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $12,084,344 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
ICE mini MSCI EAFE Index	655	June 2019	$60,198,877	$925,723
ICE US mini MSCI Emerging Markets Index	1,857	June 2019	96,001,349	2,178,241
Total Futures Long Contracts			$156,200,226	$3,103,964
CME E-mini S&P 500 Index	(473)	June 2019	($65,665,569)	($1,448,401)
Total Futures Short Contracts			($65,665,569)	($1,448,401)
Total Futures Contracts			$90,534,657	$1,655,563

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$74,211	$74,660	$46,377	10,249	$102,494	9.4%
Total Affiliated Short-Term Investments	74,211				102,494	9.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,450	20,728	13,329	8,849	8,849	0.8
Total Collateral Held for Securities Loaned	1,450				8,849	0.8
Total Value	$75,661				$111,343

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$620
Total Income from Affiliated Investments				$620
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	11
Total Affiliated Income from Securities Loaned, Net				$11
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (96.5%)	Value
Communications Services (8.8%)
19,030	Alphabet, Inc.[a]	$22,328,089
202,454	CBS Corporation	9,622,639
1,011,070	Comcast Corporation	40,422,578
1,102,944	Verizon Communications, Inc.	65,217,079

	Total	137,590,385

Consumer Discretionary (5.8%)
166,542	Aptiv plc	13,238,424
213,046	D.R. Horton, Inc.	8,815,844
349,237	Harley-Davidson, Inc.	12,453,791
521,730	Lowe’s Companies, Inc.	57,113,783

	Total	91,621,842

Consumer Staples (2.9%)
86,800	Kimberly-Clark Corporation	10,754,520
364,761	Wal-Mart Stores, Inc.	35,575,140

	Total	46,329,660

Energy (9.8%)
486,041	BP plc ADR	21,249,712
447,035	Chevron Corporation	55,065,771
75,859	EQT Corporation	1,573,316
457,950	Halliburton Company	13,417,935
1,398,901	Marathon Oil Corporation	23,375,636
331,120	Marathon Petroleum Corporation	19,817,532
125,570	Pioneer Natural Resources Company	19,121,800

	Total	153,621,702

Financials (24.3%)
365,920	Aflac, Inc.	18,296,000
201,150	American International Group, Inc.	8,661,519
2,574,627	Bank of America Corporation	71,033,959
485,950	Blackstone Group, LP	16,993,671
307,830	Capital One Financial Corporation	25,146,633
112,730	Chubb, Ltd.	15,791,218
938,900	Citigroup, Inc.	58,418,358
135,550	Comerica, Inc.	9,938,526
946,930	Fifth Third Bancorp	23,881,575
35,450	Goldman Sachs Group, Inc.	6,806,046
168,070	Hartford Financial Services Group, Inc.	8,356,440
766,180	Huntington Bancshares, Inc.	9,715,162
205,750	J.P. Morgan Chase & Company	20,828,073
320,640	MetLife, Inc.	13,649,645
268,000	Morgan Stanley	11,309,600
104,850	Prudential Financial, Inc.	9,633,618
205,390	Raymond James Financial, Inc.	16,515,410
98,940	State Street Corporation	6,511,241
312,610	U.S. Bancorp	15,064,676
329,010	Zions Bancorporations NA	14,940,344

	Total	381,491,714

Health Care (15.7%)
81,502	Biogen, Inc.[a]	19,265,443
46,982	Cigna Holding Company	7,555,645
490,227	CVS Health Corporation	26,437,942
342,370	Gilead Sciences, Inc.	22,257,474
298,720	Johnson & Johnson	41,758,069
315,590	Medtronic plc	28,743,937
696,550	Merck & Company, Inc.	57,932,063
498,270	Pfizer, Inc.	21,161,527
84,547	UnitedHealth Group, Inc.	20,905,091

	Total	246,017,191

Industrials (11.0%)
37,060	Boeing Company	14,135,425

Shares	Common Stock (96.5%)	Value
Industrials (11.0%) - continued
198,100	CSX Corporation	$14,821,842
438,410	Delta Air Lines, Inc.	22,643,876
176,603	Honeywell International, Inc.	28,065,749
210,700	Ingersoll-Rand plc	22,745,065
94,780	Norfolk Southern Corporation	17,713,434
122,974	United Parcel Service, Inc.	13,741,115
300,820	United Technologies Corporation	38,772,690

	Total	172,639,196

Information Technology (14.3%)
93,250	Apple, Inc.	17,712,837
1,818,340	Cisco Systems, Inc.	98,172,177
538,160	Microsoft Corporation	63,470,590
380,260	Oracle Corporation	20,423,765
242,780	Texas Instruments, Inc.	25,751,675

	Total	225,531,044

Materials (3.0%)
342,750	Alcoa Corporation[a]	9,651,840
375,920	CF Industries Holdings, Inc.	15,367,610
293,471	Eastman Chemical Company	22,268,579

	Total	47,288,029

Utilities (0.9%)
289,801	Exelon Corporation	14,527,724

	Total	14,527,724

	Total Common Stock (cost $1,068,399,450)	1,516,658,487

Shares	Short-Term Investments (3.5%)	Value
	Thrivent Core Short-Term Reserve Fund
5,395,055	2.730%	53,950,554

	Total Short-Term Investments (cost $53,950,554)	53,950,554

	Total Investments (cost $1,122,350,004) 100.0%	$1,570,609,041

	Other Assets and Liabilities, Net <0.1%	586,651

	Total Net Assets 100.0%	$1,571,195,692

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	137,590,385	137,590,385	–	–
Consumer Discretionary	91,621,842	91,621,842	–	–
Consumer Staples	46,329,660	46,329,660	–	–
Energy	153,621,702	153,621,702	–	–
Financials	381,491,714	381,491,714	–	–
Health Care	246,017,191	246,017,191	–	–
Industrials	172,639,196	172,639,196	–	–
Information Technology	225,531,044	225,531,044	–	–
Materials	47,288,029	47,288,029	–	–
Utilities	14,527,724	14,527,724	–	–
Subtotal Investments in Securities	$1,516,658,487	$1,516,658,487	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	53,950,554
Subtotal Other Investments	$53,950,554

Total Investments at Value	$1,570,609,041
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$29,615	$30,565	$6,229	5,395	$53,951	3.5%
Total Affiliated Short-Term Investments	29,615				53,951	3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	2,390	1,820	4,210	–	–	–
Total Collateral Held for Securities Loaned	2,390				–	–
Total Value	$32,005				$53,951

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$282
Total Income from Affiliated Investments				$282
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (0.6%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$73,875	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	$74,059
	Contura Energy, Inc., Term Loan
118,500	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	117,019
	MRC Global (US), Inc., Term Loan
69,298	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	69,125

	Total	260,203

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
137,075	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	136,390
	GFL Environmental, Inc., Term Loan
119,399	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	115,200

	Total	251,590

Communications Services (0.2%)
	Frontier Communications Corporation, Term Loan
137,550	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	134,111
	Intelsat Jackson Holdings SA, Term Loan
95,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	93,486
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
180,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	178,088
	TNS, Inc., Term Loan
107,576	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	106,070
	Univision Communications, Inc., Term Loan
1,112,853	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,046,850
	WideOpenWest Finance, LLC, Term Loan
101,455	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	97,524

	Total	1,656,129

Consumer Cyclical (0.1%)
	Cengage Learning, Inc., Term Loan
447,337	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	401,485
	Golden Entertainment, Inc., Term Loan
187,625	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	185,749

	Total	587,234

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
222,188	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	208,950
79,000	6.736%, (LIBOR 1M + 4.250%), 3/14/2025[b]	74,161

Principal Amount	Bank Loans (0.6%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	Bausch Health Companies, Inc., Term Loan
$148,000	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	$146,943
	Endo International plc, Term Loan
162,927	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	159,642
	JBS USA LUX SA, Term Loan
298,900	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	296,548
	McGraw-Hill Global Education Holdings, LLC, Term Loan
210,650	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	193,272
	MPH Acquisition Holdings, LLC, Term Loan
119,874	5.351%, (LIBOR 3M + 2.750%), 6/7/2023[b]	115,866
	Plantronics, Inc., Term Loan
73,525	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	72,055
	Revlon Consumer Products Corporation, Term Loan
83,291	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	60,109

	Total	1,327,546

Energy (<0.1%)
	Radiate Holdco, LLC, Term Loan
301,159	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	294,009

	Total	294,009

Financials (0.1%)
	GGP Nimbus LP, Term Loan
114,425	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	109,991
	Harland Clarke Holdings Corporation, Term Loan
151,927	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	135,975
	Sable International Finance, Ltd., Term Loan
300,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	298,689

	Total	544,655

Technology (0.1%)
	First Data Corporation, Term Loan
300,000	4.486%, (LIBOR 1M + 2.000%), 4/26/2024[b]	299,058
	Rackspace Hosting, Inc., Term Loan
167,124	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b]	156,147

	Total	455,205

	Total Bank Loans (cost $5,580,601)	5,376,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (22.4%)
	Ares XXXVII CLO, Ltd.
$3,400,000	3.957%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1Rb,d	$3,387,349
	ARI Fleet Lease Trust
1,634,770	1.910%, 4/15/2026, Ser. 2017-A, Class A2[d]	1,626,942
	Ascentium Equipment Receivables, LLC
2,250,000	3.210%, 9/11/2023, Ser. 2018-1A, Class A3[d]	2,262,101
	Assurant CLO III, Ltd.
4,500,000	3.991%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,d	4,461,237
	Bank of the West Auto Trust
2,500,000	2.110%, 1/15/2023, Ser. 2017-1, Class A3[d]	2,480,361
	BCC Funding XIV, LLC
2,187,486	2.960%, 6/20/2023, Ser. 2018-1A, Class A2[d]	2,189,926
	Betony CLO, Ltd.
3,425,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,d]	3,378,547
	BlueMountain CLO, Ltd.
3,500,000	3.694%, (LIBOR 3M + 1.050%), 11/20/2028, Ser. 2012-2A, Class AR2[b,d]	3,495,775
	Brazos Higher Education Authority, Inc.
1,261,004	3.451%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	1,264,216
	Business Jet Securities, LLC
764,554	4.335%, 2/15/2033, Ser. 2018-1, Class Ad	768,959
	Canadian Pacer Auto Receivables Trust
1,974,905	2.050%, 3/19/2021, Ser. 2017-1A, Class A3[d]	1,967,415
	CBAM 2019-9, Ltd.
5,000,000	4.009%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,d	4,999,980
	CCG Receivables Trust
2,369,516	2.500%, 6/16/2025, Ser. 2018-1, Class A2[d]	2,364,710
	Cedar Funding VI CLO, Ltd.
6,000,000	3.851%, (LIBOR 3M + 1.090%), 10/20/2028, Ser. 2016-6A, Class ARb,d	5,972,400
	Chesapeake Funding II, LLC
1,045,731	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[d]	1,042,196
	Commonbond Student Loan Trust
276,038	3.200%, 6/25/2032, Ser. 2015-A, Class Ad	276,283
1,443,105	2.550%, 5/25/2041, Ser. 2017-AGS, Class A1[d]	1,425,136
3,435,696	2.986%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,d]	3,395,620

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (22.4%) - continued
	CoreVest American Finance Trust
$2,278,699	3.804%, 6/15/2051, Ser. 2018-1, Class Ad	$2,314,380
	Credit Acceptance Auto Loan Trust
2,200,000	3.470%, 5/17/2027, Ser. 2018-2A, Class Ad	2,216,895
	Deephaven Residential Mortgage Trust
3,435,786	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,d]	3,478,792
	DRB Prime Student Loan Trust
1,152,756	4.386%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,d]	1,171,238
	Earnest Student Loan Program, LLC
1,876,289	2.650%, 1/25/2041, Ser. 2017-A, Class A2[d]	1,857,696
	Edlinc Student Loan Funding Trust
603,626	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,d	605,471
	Fifth Third Auto Trust
1,321,372	1.800%, 2/15/2022, Ser. 2017-1, Class A3	1,313,529
	Finance of America Structured Securities Trust
2,540,409	3.375%, 9/25/2028, Ser. 2018-HB1, Class Ab,c,d	2,539,393
	Garrison BSL CLO, Ltd.
5,000,000	3.743%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1[b,d]	4,928,925
	GM Financial Automobile Leasing Trust
6,500,000	3.080%, 12/20/2022, Ser. 2019-1, Class A4	6,537,015
	GoldenTree Loan Opportunities, Ltd.
3,000,000	4.052%, (LIBOR 3M + 1.300%), 10/29/2029, Ser. 2014-9A, Class AJR2[b,d]	2,976,660
	Golub Capital Partners, Ltd.
6,000,000	3.610%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,d]	5,977,698
	GreatAmerica Leasing Receivables Funding, LLC
1,183,750	2.060%, 6/22/2020, Ser. 2017-1, Class A3[d]	1,180,622
	Invitation Homes Trust
4,490,942	3.582%, (LIBOR 1M + 1.100%), 1/17/2038, Ser. 2018-SFR4, Class Ab,d	4,516,265
	Kubota Credit Owner Trust
1,137,243	1.500%, 7/15/2020, Ser. 2016-1A, Class A3[d]	1,132,833
	Lendmark Funding Trust
1,250,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ad	1,241,994
	Magnetite CLO, Ltd.
4,500,000	3.764%, (LIBOR 3M + 1.080%), 11/15/2028, Ser. 2016-18A, Class ARb,d	4,489,749
	Marlette Funding Trust
3,569,004	3.200%, 9/15/2028, Ser. 2018-3A, Class Ad	3,570,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (22.4%) - continued
$4,500,000	3.440%, 4/16/2029, Ser. 2019-1A, Class Ad	$4,514,471
	Mercedes-Benz Auto Lease Trust
1,622,671	2.200%, 4/15/2020, Ser. 2018-A, Class A2	1,621,522
	National Collegiate Trust
1,773,320	2.781%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,d	1,735,484
	Nationstar HECM Loan Trust
720,254	2.038%, 9/25/2027, Ser. 2017-2A, Class A1[b,c,d]	727,772
	Navient Student Loan Trust
2,800,000	3.086%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,d]	2,806,898
4,043,558	3.236%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[b,d]	4,057,820
	NCUA Guaranteed Notes
774,717	2.842%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ab	774,797
	Neuberger Berman CLO, Ltd.
3,000,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,d	2,989,881
	NextGear Floorplan Master Owner Trust
4,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[d]	3,982,239
	Northstar Education Finance, Inc.
1,219,505	3.190%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,d	1,217,999
	NRZ Excess Spread-Collateralized Notes Series
1,794,300	3.193%, 1/25/2023, Ser. 2018-PLS1, Class Ad	1,786,555
	OZLM VIII, Ltd.
3,500,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,d	3,501,172
	PFS Financing Corporation
3,200,000	2.884%, (LIBOR 1M + 0.400%), 2/15/2022, Ser. 2018-A, Class Ab,d	3,199,400
	Pretium Mortgage Credit Partners, LLC
3,011,473	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[d,e]	3,037,137
2,331,160	4.125%, 8/25/2033, Ser. 2018-NPL3, Class A1[d,e]	2,344,638
	Progress Residential Trust
3,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ad	3,028,927
	Prosper Marketplace Issuance Trust
937,122	3.110%, 6/17/2024, Ser. 2018-1A, Class Ad	937,432
3,411,489	3.350%, 10/15/2024, Ser. 2018-2A, Class Ad	3,415,952
	Race Point IX CLO, Ltd.
1,375,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,d	1,375,129

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (22.4%) - continued
	RCO Mortgage, LLC
$5,140,620	4.458%, 10/25/2023, Ser. 2018-2, Class A1[d,e]	$5,192,652
	Santander Retail Auto Lease Trust
3,550,000	2.220%, 1/20/2021, Ser. 2017-A, Class A3[d]	3,536,276
	Securitized Term Auto Receivables Trust
1,895,072	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[d]	1,889,836
	SLM Student Loan Trust
3,189,734	2.886%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	3,121,490
1,180,160	3.006%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	1,181,453
	SoFi Consumer Loan Program Trust
1,597,129	2.930%, 4/26/2027, Ser. 2018-2, Class A1[d]	1,595,605
	SoFi Consumer Loan Program, LLC
1,137,072	2.770%, 5/25/2026, Ser. 2017-3, Class Ad	1,133,360
3,004,828	3.200%, 8/25/2027, Ser. 2018-3, Class A1[d]	3,006,878
	SoFi Professional Loan Program, LLC
688,674	2.420%, 3/25/2030, Ser. 2015-A, Class A2[d]	682,621
822,930	2.510%, 8/25/2033, Ser. 2015-C, Class A2[d]	810,438
534,319	3.336%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,d]	536,024
	Sound Point CLO XX, Ltd.
4,000,000	3.865%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class Ab,d	3,951,520
	Springleaf Funding Trust
2,756,701	2.900%, 11/15/2029, Ser. 2016-AA, Class Ad	2,752,693
	Synchrony Credit Card Master Note Trust
1,500,000	3.470%, 5/15/2026, Ser. 2018-2, Class A	1,536,837
	Tesla Auto Lease Trust
2,319,007	3.710%, 8/20/2021, Ser. 2018-B, Class Ad	2,345,475
	Upstart Securitization Trust
2,811,412	3.330%, 12/22/2025, Ser. 2018-2, Class Ad	2,811,575
4,000,000	3.450%, 4/20/2026, Ser. 2019-1, Class Ad	4,001,715
	Vericrest Opportunity Loan Transferee
2,410,179	4.213%, 8/25/2048, Ser. 2018-NPL5, Class A1Ad,e	2,416,723
	Vericrest Opportunity Loan Trust
4,917,313	4.458%, 10/25/2048, Ser. 2018-NPL9, Class A1Ad,e	4,949,894
	Verizon Owner Trust
5,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Ad	5,463,525
	Wheels SPV 2, LLC
1,502,689	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[d]	1,494,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Asset-Backed Securities (22.4%) - continued
	World Financial Network Credit Card Master Trust
$4,100,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	$4,087,461

	Total	204,362,492

Basic Materials (1.0%)
	ArcelorMittal SA
1,500,000	4.550%, 3/11/2026	1,534,041
	DowDuPont, Inc.
2,000,000	4.205%, 11/15/2023	2,092,295
	Georgia-Pacific, LLC
2,005,000	2.539%, 11/15/2019[d]	2,001,513
	Glencore Funding, LLC
1,500,000	3.000%, 10/27/2022[d]	1,476,918
	Kinross Gold Corporation
1,000,000	5.950%, 3/15/2024	1,070,000
	Syngenta Finance NV
1,000,000	4.892%, 4/24/2025[d]	1,018,978

	Total	9,193,745

Capital Goods (0.8%)
	Lockheed Martin Corporation
1,000,000	2.500%, 11/23/2020	996,997
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	1,981,296
	Roper Technologies, Inc.
500,000	2.800%, 12/15/2021	498,482
1,250,000	3.650%, 9/15/2023	1,277,453
	Siemens Financieringsmaatschappij NV
2,000,000	3.225%, (LIBOR 3M + 0.610%), 3/16/2022[b,d]	2,010,984

	Total	6,765,212

Collateralized Mortgage Obligations (12.8%)
	Angel Oak Mortgage Trust I, LLC
3,948,167	3.258%, 4/27/2048, Ser. 2018-1, Class A1[b,d]	3,934,444
3,760,023	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,d]	3,775,003
2,500,000	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,d]	2,499,177
	Antler Mortgage Trust
2,500,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[d]	2,499,183
	Bayview Opportunity Master Fund IVa Trust
2,689,786	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ab,d	2,698,298
	Bear Stearns Adjustable Rate Mortgage Trust
360,036	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	364,422
	Bellemeade Re, Ltd.
3,531,502	3.436%, (LIBOR 1M + 0.950%), 8/25/2028, Ser. 2018-2A, Class M1Ab,d	3,533,318
	Cascade Funding Mortgage Trust
2,996,193	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,c,d	3,045,001
	Civic Mortgage, LLC
1,420,331	3.892%, 6/25/2022, Ser. 2018-1, Class A1[d]	1,417,419

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Collateralized Mortgage Obligations (12.8%) - continued
$4,289,395	4.349%, 11/25/2022, Ser. 2018-2, Class A1[d]	$4,288,873
	COLT Mortgage Loan Trust
1,004,445	2.614%, 5/27/2047, Ser. 2017-1, Class A1[b,d]	999,049
	Countrywide Alternative Loan Trust
324,271	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	314,535
344,887	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	315,324
631,021	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	597,785
	Countrywide Home Loans, Inc.
785,089	3.820%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	678,730
	Ellington Financial Mortgage Trust
3,483,626	3.236%, (LIBOR 1M + 0.750%), 10/25/2058, Ser. 2018-1, Class AFLA[b,d]	3,485,021
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
528,637	2.250%, 6/25/2025, Ser. 2010-58, Class PT	525,839
	Foundation Finance Trust
3,000,000	3.860%, 11/15/2034, Ser. 2019-1A, Class Ad	2,999,535
	GMAC Mortgage Corporation Loan Trust
102,745	2.986%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,f]	113,317
394,939	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b]	413,081
	GS Mortgage-Backed Securities Trust
4,848,650	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ad	4,923,664
	GSAA Home Equity Trust
844,141	5.828%, 8/25/2034, Ser. 2004-10, Class M2[e]	848,358
	Homeward Opportunities Fund
5,000,000	3.454%, 1/25/2059, Ser. 2019-1, Class A1[b,d,g]	4,999,933
	Homeward Opportunities Fund Trust
3,135,332	3.766%, 6/25/2048, Ser. 2018-1, Class A1[b,d]	3,166,107
	J.P. Morgan Alternative Loan Trust
1,322,633	4.292%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	1,226,744
	J.P. Morgan Mortgage Trust
158,832	4.240%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	138,231
	Legacy Mortgage Asset Trust
3,903,694	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[d]	3,926,417
	Master Asset Securitization Trust
946,850	2.986%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	423,107
	Mill City Mortgage Loan Trust
3,225,492	3.500%, 5/25/2058, Ser. 2018-2, Class A1[b,d]	3,231,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Collateralized Mortgage Obligations (12.8%) - continued
	Mortgage Equity Conversion Asset Trust
$3,280,200	2.970%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class Ab,c,d	$3,124,062
3,216,291	2.920%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class Ab,c,d	3,060,944
	NRZ Excess Spread-Collateralized Notes Series
3,294,086	3.790%, 7/25/2054, Ser. 2018-FNT2, Class Ad	3,321,405
	Preston Ridge Partners Mortgage, LLC
1,446,237	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[d,e]	1,457,802
	Radnor RE, Ltd.
3,300,000	3.886%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,d]	3,293,715
2,250,000	3.736%, (LIBOR 1M + 1.250%), 2/25/2029, Ser. 2019-1, Class M1Ab,d	2,249,997
	RCO Mortgage, LLC
3,906,075	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,d]	3,936,118
	Renaissance Home Equity Loan Trust
1,144,518	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[e]	599,684
	Residential Accredit Loans, Inc. Trust
2,335,185	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,812,613
	Residential Asset Securitization Trust
627,128	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	432,289
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	1,992,056
	Stanwich Mortgage Loan Trust
2,225,974	4.500%, 10/18/2023, Ser. 2018-NPB2, Class A1[d]	2,239,174
	Starwood Mortgage Residential Trust
3,670,983	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,d]	3,726,242
	Structured Asset Securities Corporation Trust
574,694	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	571,684
	Toorak Mortgage Corporation
3,000,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[d]	2,999,036
	Toorak Mortgage Corporation 2018-1, Ltd.
2,500,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[d,e]	2,503,158
	Vericrest Opportunity Loan Transferee
2,701,548	4.115%, 9/25/2048, Ser. 2018-NPL6, Class A1Ad,e	2,712,210
	Vericrest Opportunity Loan Trust
3,000,000	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[d,e]	3,003,272

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Collateralized Mortgage Obligations (12.8%) - continued
	Vericrest Opportunity Loan Trust LXV, LLC
$1,600,463	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[d,e]	$1,596,392
	Vericrest Opportunity Loan Trust LXXI, LLC
2,382,415	3.967%, 9/25/2048, Ser. 2018-NPL7, Class A1Ad,e	2,392,955
	Verus Securitization Trust
2,966,439	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,d]	2,988,307
	Wachovia Asset Securitization, Inc.
502,441	2.626%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,d,f	461,891
	Wachovia Mortgage Loan Trust, LLC
374,193	4.692%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	367,529
	WaMu Mortgage Pass Through Certificates
2,333,775	3.277%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	2,189,535
1,396,616	3.137%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	1,318,826
	Wells Fargo Mortgage Backed Securities Trust
643,651	5.500%, 8/25/2035, Ser. 2005-6, Class A12	655,437
364,526	4.938%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	371,698

	Total	116,759,540

Commercial Mortgage-Backed Securities (1.3%)
	Cold Storage Trust
5,150,000	3.484%, (LIBOR 1M + 1.000%), 4/15/2036, Ser. 2017-ICE3, Class Ab,d	5,150,042
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,500,000	2.930%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Ab,f	4,491,947
	Federal National Mortgage Association - ACES
2,493,639	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	2,525,351

	Total	12,167,340

Communications Services (2.0%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,224,663
1,500,000	3.375%, 5/15/2024	1,507,743
	AT&T, Inc.
1,000,000	3.200%, 3/1/2022	1,008,948
2,000,000	3.583%, (LIBOR 3M + 0.890%), 2/15/2023[b]	1,948,978
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,007,370
1,000,000	4.500%, 2/1/2024	1,041,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Communications Services (2.0%) - continued
	Comcast Corporation
$1,750,000	3.417%, (LIBOR 3M + 0.630%), 4/15/2024[b]	$1,751,617
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[d]	1,494,052
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	252,108
1,000,000	2.250%, 9/1/2021	985,805
1,000,000	3.200%, 9/1/2024	992,933
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	1,981,937
	Fox Corporation
1,000,000	3.666%, 1/25/2022[d]	1,019,982
	Omnicom Group, Inc.
1,242,000	3.625%, 5/1/2022	1,264,641

	Total	18,482,479

Consumer Cyclical (1.8%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	496,066
	BMW U.S. Capital, LLC
1,550,000	1.500%, 4/11/2019[d,h]	1,549,565
	Daimler Finance North America, LLC
2,000,000	3.263%, (LIBOR 3M + 0.530%), 5/5/2020[b,d]	2,001,350
1,000,000	3.578%, (LIBOR 3M + 0.840%), 5/4/2023[b,d]	997,892
	Ford Motor Credit Company, LLC
1,000,000	3.919%, (LIBOR 3M + 1.235%), 2/15/2023[b]	945,808
	General Motors Financial Company, Inc.
3,500,000	3.911%, (LIBOR 3M + 1.310%), 6/30/2022[b]	3,473,755
	Home Depot, Inc.
1,900,000	4.400%, 4/1/2021	1,961,967
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[d]	990,851
1,500,000	3.000%, 8/29/2022[d]	1,482,969
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	274,536
	Volkswagen Group of America Finance, LLC
2,000,000	4.250%, 11/13/2023[d]	2,061,574

	Total	16,236,333

Consumer Non-Cyclical (4.1%)
	Actavis Funding SCS
2,000,000	3.850%, 6/15/2024	2,025,855
	Altria Group, Inc.
1,000,000	3.490%, 2/14/2022	1,016,102
1,000,000	3.800%, 2/14/2024	1,018,338
	Anheuser-Busch InBev Finance, Inc.
1,415,000	3.300%, 2/1/2023	1,435,842
	Bayer U.S. Finance, LLC
1,250,000	2.375%, 10/8/2019[d]	1,245,857
2,000,000	3.621%, (LIBOR 3M + 1.010%), 12/15/2023[b,d]	1,970,620
	Becton, Dickinson and Company
750,000	3.476%, (LIBOR 3M + 0.875%), 12/29/2020[b]	750,069
2,050,000	3.125%,11/8/2021	2,058,768
	Cargill, Inc.
1,000,000	3.250%, 3/1/2023[d]	1,016,492

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Consumer Non-Cyclical (4.1%) - continued
	Celgene Corporation
$2,000,000	3.625%, 5/15/2024	$2,034,440
	Church & Dwight Company, Inc.
1,345,000	2.450%, 12/15/2019	1,339,816
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[d]	1,972,270
	Conagra Brands, Inc.
1,750,000	4.300%, 5/1/2024	1,813,624
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	992,746
500,000	3.200%, 2/15/2023	503,385
	CVS Caremark Corporation
1,000,000	4.000%, 12/5/2023	1,028,058
	CVS Health Corporation
1,750,000	3.700%, 3/9/2023	1,777,964
1,000,000	4.100%, 3/25/2025	1,027,267
	General Mills, Inc.
1,500,000	3.783%, (LIBOR 3M + 1.010%), 10/17/2023[b]	1,510,710
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[d]	1,520,438
	Laboratory Corporation of America Holdings
1,485,000	2.625%, 2/1/2020	1,481,826
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	1,002,453
	Mylan, Inc.
1,220,000	3.125%, 1/15/2023[d]	1,192,345
	Smithfield Foods, Inc.
2,000,000	2.650%, 10/3/2021[d]	1,923,248
	Teva Pharmaceutical Finance Netherlands III BV
1,000,000	6.000%, 4/15/2024	1,003,819
	UnitedHealth Group, Inc.
1,000,000	3.500%, 2/15/2024	1,030,173
	Zimmer Biomet Holdings, Inc.
1,500,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,494,941

	Total	37,187,466

Energy (3.4%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	505,235
	BP Capital Markets America, Inc.
1,500,000	3.275%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,502,780
1,000,000	3.790%, 2/6/2024	1,038,303
	BP Capital Markets plc
1,600,000	1.676%, 5/3/2019	1,598,592
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,650,000
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,248,973
	Enbridge, Inc.
1,000,000	2.900%, 7/15/2022	997,300
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,018,302
	Energy Transfer Operating, LP
1,660,000	4.200%, 9/15/2023	1,716,472
	EOG Resources, Inc.
1,025,000	2.625%, 3/15/2023	1,017,988
	EQM Midstream Partners LP
1,500,000	4.750%, 7/15/2023	1,530,508
	EQT Corporation
2,000,000	3.000%,10/1/2022	1,963,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Energy (3.4%) - continued
	Exxon Mobil Corporation
$1,785,000	2.978%, (LIBOR 3M + 0.370%), 3/6/2022[b]	$1,798,826
	Hess Corporation
2,000,000	3.500%, 7/15/2024	1,969,283
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	987,888
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,336,367
	Newfield Exploration Company
1,000,000	5.750%, 1/30/2022	1,067,080
	Petroleos Mexicanos
1,420,250	2.378%, 4/15/2025	1,410,148
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	2,020,047
	Schlumberger Holdings Corporation
1,500,000	3.750%, 5/1/2024[d]	1,533,606
	Sinopec Group Overseas Development, Ltd.
1,325,000	1.750%, 9/29/2019[d]	1,317,977
	Transcontinental Gas Pipe Line Company, LLC
600,000	7.850%, 2/1/2026	750,680
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,343,978

	Total	31,323,871

Financials (13.8%)
	ABN AMRO Bank NV
1,900,000	2.450%, 6/4/2020[d]	1,892,318
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	981,881
	American Express Credit Corporation
850,000	3.643%, (LIBOR 3M + 1.050%), 9/14/2020[b]	858,595
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,157,367
	Ares Capital Corporation
1,250,000	3.875%, 1/15/2020	1,256,077
	Athene Global Funding
2,000,000	4.038%, (LIBOR 3M + 1.230%), 7/1/2022[b,d]	2,009,135
	Banco Santander SA
800,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	790,178
	Bank of America Corporation
2,200,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	2,200,000
500,000	2.816%, 7/21/2023[b]	496,843
1,000,000	3.458%, 3/15/2025[b]	1,010,491
1,100,000	6.100%, 3/17/2025[b,i]	1,163,921
	Bank of Montreal
1,500,000	3.300%, 2/5/2024	1,516,368
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[b,i]	634,500
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,249,412
1,000,000	3.684%, 1/10/2023	998,905
2,000,000	4.063%, (LIBOR 3M + 1.380%), 5/16/2024[b]	1,941,164
	BPCE SA
1,000,000	3.883%, (LIBOR 3M + 1.220%), 5/22/2022[b,d]	1,005,409

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Financials (13.8%) - continued
	Capital One Financial Corporation
$2,000,000	3.458%, (LIBOR 3M + 0.760%), 5/12/2020[b]	$2,008,620
	Capital One NA
1,000,000	3.558%, (LIBOR 3M + 0.820%), 8/8/2022[b]	999,289
1,500,000	3.901%, (LIBOR 3M + 1.150%), 1/30/2023[b]	1,502,817
	Citigroup, Inc.
1,840,000	3.574%, (LIBOR 3M + 0.770%), 4/8/2019[b]	1,840,315
1,500,000	3.731%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,511,716
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,119,964
1,250,000	5.750%, 8/15/2021	1,329,385
	Comerica, Inc.
750,000	3.700%, 7/31/2023	770,619
	Compass Bank
1,500,000	2.875%, 6/29/2022	1,484,821
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[b,d,i]	1,528,125
1,600,000	2.500%, 1/19/2021	1,592,505
	Credit Agricole SA
1,650,000	3.587%, (LIBOR 3M + 0.800%), 4/15/2019[b,d]	1,650,602
1,050,000	8.125%, 12/23/2025[b,d,i]	1,179,310
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[d]	1,606,440
990,000	7.500%, 12/11/2023[b,d,i]	1,046,870
	Danske Bank AS
1,500,000	5.375%, 1/12/2024[d]	1,560,647
	Discover Bank
1,850,000	8.700%, 11/18/2019	1,913,788
	Fifth Third Bancorp
1,185,000	2.875%, 10/1/2021	1,186,160
	GATX Corporation
1,500,000	4.350%, 2/15/2024	1,555,691
	Goldman Sachs Capital II
88,000	4.000%, (LIBOR 3M + 0.768%), 5/2/2019[b,i]	67,760
	Goldman Sachs Group, Inc.
2,160,000	3.932%, (LIBOR 3M + 1.160%), 4/23/2020[b]	2,176,908
	HSBC Bank Canada
1,000,000	3.300%, 11/28/2021[d]	1,015,918
	HSBC Holdings plc
1,325,000	4.295%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,353,906
2,000,000	3.262%, 3/13/2023[b]	2,005,546
1,500,000	6.250%, 3/23/2023[b,i]	1,498,125
	Huntington Bancshares, Inc.
1,550,000	3.150%, 3/14/2021	1,563,122
	ING Groep NV
1,650,000	6.000%, 4/16/2020[b,i]	1,644,555
2,600,000	3.751%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,611,027
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,682,438
	J.P. Morgan Chase & Company
1,500,000	2.250%, 1/23/2020	1,494,534
1,250,000	5.300%, 5/1/2020[b,i]	1,263,125
1,750,000	3.875%, 9/10/2024	1,795,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Financials (13.8%) - continued
$1,500,000	3.633%, (LIBOR 3M + 0.850%), 1/10/2025[b]	$1,482,894
	JPMorgan Chase Bank NA
1,350,000	3.192%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,352,876
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	762,365
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,045,550
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,948,857
350,000	4.582%, 12/10/2025	354,317
	Macquarie Group, Ltd.
1,500,000	3.649%, (LIBOR 3M + 1.020%), 11/28/2023[b,d]	1,482,105
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	3.668%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,339,248
1,400,000	3.583%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,409,507
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[d]	858,152
	Mizuho Financial Group, Inc.
1,325,000	3.748%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,339,987
1,500,000	3.569%, (LIBOR 3M + 0.940%), 2/28/2022[b]	1,507,838
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[b,i]	1,002,500
1,100,000	5.550%, 7/15/2020[b,i]	1,119,360
1,750,000	5.000%, 11/24/2025	1,877,024
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,d]	1,992,285
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[d]	1,395,037
	Prudential Financial, Inc.
1,160,000	2.350%, 8/15/2019	1,157,898
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	2,034,250
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	1,007,736
	Reinsurance Group of America, Inc.
2,000,000	4.700%, 9/15/2023	2,139,359
	Reliance Standard Life Global Funding II
1,535,000	2.500%, 4/24/2019[d]	1,534,625
	Royal Bank of Scotland Group plc
1,000,000	3.498%, 5/15/2023[b]	993,239
2,000,000	4.154%, (LIBOR 3M + 1.470%), 5/15/2023[b]	1,992,112
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023	1,000,796
	Santander UK Group Holdings plc
750,000	3.125%, 1/8/2021	749,625
	Simon Property Group, LP
1,390,000	2.500%, 9/1/2020	1,387,495
1,600,000	2.500%, 7/15/2021	1,595,901
	Stadshypotek AB
2,000,000	2.500%, 4/5/2022[d]	1,995,394
	Standard Chartered plc
1,175,000	3.950%, 1/11/2023[d]	1,184,380
	State Street Corporation
2,499,000	3.583%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,524,168

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Financials (13.8%) - continued
	SunTrust Banks, Inc.
$775,000	2.900%, 3/3/2021	$777,043
	Svenska Handelsbanken AB
750,000	3.105%, (LIBOR 3M + 0.490%), 6/17/2019[b]	750,703
	Synchrony Financial
1,440,000	3.968%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,447,034
1,485,000	4.250%, 8/15/2024	1,494,757
	USB Realty Corporation
1,495,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,d,i]	1,285,700
	Ventas Realty, LP
2,000,000	3.100%, 1/15/2023	2,000,637
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	492,500
	Wells Fargo & Company
1,000,000	6.381%, (LIBOR 3M + 3.770%), 6/15/2019[b,i]	1,006,250
750,000	3.450%, 2/13/2023	758,354
1,500,000	3.750%, 1/24/2024	1,544,167

	Total	125,846,419

Foreign Government (0.3%)
	Kommunalbanken AS
2,555,000	1.500%, 10/22/2019[d]	2,538,878

	Total	2,538,878

Mortgage-Backed Securities (3.3%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
538,438	4.439%, (LIBOR 12M + 1.510%), 1/1/2043[b]	554,888
487,370	4.269%, (LIBOR 12M + 1.550%), 7/1/2043[b]	500,417
17,425,000	4.000%, 4/1/2049[g]	17,924,607
8,750,000	4.500%, 4/1/2049[g]	9,116,876
1,850,000	5.000%, 4/1/2049[g]	1,956,050

	Total	30,052,838

Technology (1.2%)
	Apple, Inc.
3,050,000	3.034%, (LIBOR 3M + 0.300%), 5/6/2019[b]	3,051,312
1,735,000	2.988%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,740,272
	Dell International, LLC/ EMC Corporation
1,500,000	4.000%, 7/15/2024[d]	1,511,440
	Hewlett Packard Enterprise Company
1,750,000	3.500%, 10/5/2021	1,773,326
	Marvell Technology Group, Ltd.
1,000,000	4.200%, 6/22/2023	1,020,052
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	992,222
	VMware, Inc.
1,000,000	2.950%, 8/21/2022	989,739

	Total	11,078,363

Transportation (1.7%)
	Air Canada Pass Through Trust
1,101,788	3.875%, 3/15/2023[d]	1,091,431
	Air Lease Corporation
1,750,000	3.500%, 1/15/2022	1,766,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Transportation (1.7%) - continued
$1,500,000	4.250%, 2/1/2024	$1,537,872
	American Airlines Pass Through Trust
765,916	4.950%, 1/15/2023	793,106
748,777	3.700%, 5/1/2023	739,267
	British Airways plc
1,148,195	4.625%, 6/20/2024[d]	1,197,223
	Continental Airlines, Inc.
2,370,215	4.150%, 4/11/2024	2,420,938
	Delta Air Lines, Inc.
403,161	4.750%, 5/7/2020	408,845
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[d]	1,574,700
	J.B. Hunt Transport Services, Inc.
1,175,000	3.300%, 8/15/2022	1,186,649
	Penske Truck Leasing Company, LP
750,000	3.650%, 7/29/2021[d]	760,273
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	1,012,160
	TTX Company
800,000	4.125%, 10/1/2023[d]	816,558

	Total	15,305,578

U.S. Government & Agencies (24.3%)
	Federal Home Loan Bank
6,500,000	2.500%, 2/13/2024	6,558,482
	Federal National Mortgage Association
6,000,000	2.875%, 9/12/2023	6,142,972
	U.S. Treasury Bills
1,000,000	1.750%, 11/30/2019	995,508
	U.S. Treasury Bonds
1,325,000	2.250%, 11/15/2027	1,312,112
1,335,000	5.500%, 8/15/2028	1,681,057
8,000,000	2.625%, 2/15/2029	8,155,625
200,000	3.000%, 5/15/2042	208,492
1,425,000	2.500%, 5/15/2046	1,342,506
	U.S. Treasury Bonds, TIPS
2,725,750	0.125%, 1/15/2023	2,695,534
4,688,280	0.375%, 1/15/2027	4,648,410
	U.S. Treasury Notes
10,440,000	1.500%, 10/31/2019	10,381,683
1,100,000	1.875%, 12/15/2020	1,091,836
9,000,000	2.500%, 2/28/2021	9,036,211
1,550,000	1.375%, 5/31/2021	1,520,998
1,250,000	2.625%, 6/15/2021	1,260,059
39,595,000	1.125%, 8/31/2021	38,550,991
33,500,000	2.500%, 1/15/2022	33,738,164
1,500,000	1.875%, 7/31/2022	1,483,008
19,585,000	2.000%, 11/30/2022	19,431,992
9,750,000	2.750%, 7/31/2023	9,958,330
31,820,000	2.500%, 1/31/2024	32,205,320
2,000,000	2.875%, 7/31/2025	2,067,500
14,625,000	2.625%, 1/31/2026	14,915,215
	U.S. Treasury Notes, TIPS
12,211,275	0.125%, 4/15/2021	12,116,121

	Total	221,498,126

Utilities (2.8%)
	Ameren Corporation
1,150,000	2.700%, 11/15/2020	1,145,005
	American Electric Power Company, Inc.
1,000,000	3.650%, 12/1/2021	1,020,329
	CenterPoint Energy, Inc.
1,750,000	3.850%, 2/1/2024	1,785,545

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Utilities (2.8%) - continued
	DTE Energy Company
$1,500,000	3.700%, 8/1/2023	$1,536,299
	Duke Energy Carolinas, LLC
500,000	3.950%, 11/15/2028	532,920
	Edison International
1,000,000	2.950%, 3/15/2023	928,872
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[d]	1,936,929
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,648,366
1,250,000	3.497%, 6/1/2022	1,263,114
	Exelon Generation Company, LLC
1,255,000	2.950%, 1/15/2020	1,253,596
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022	1,473,468
	Jersey Central Power & Light Company
750,000	4.300%, 1/15/2026[d]	781,322
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043[b]	1,107,795
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	985,001
	NiSource, Inc.
1,250,000	5.650%, 6/15/2023[b,i]	1,218,750
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,587,928
	Public Service Electric And Gas Company
2,430,000	1.800%, 6/1/2019	2,426,461
	Sempra Energy
1,250,000	2.400%, 3/15/2020	1,243,443
	Southern Company
1,500,000	2.950%, 7/1/2023	1,496,080

	Total	25,371,223

	Total Long-Term Fixed Income (cost $882,466,271)	884,169,903

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
66,000	Citigroup Capital XIII, 8.890%[b]	1,805,100
8,125	Farm Credit Bank of Texas, 6.750%[b,d,i]	841,953

	Total	2,647,053

	Total Preferred Stock (cost $2,634,100)	2,647,053

Shares	Common Stock (0.1%)	Value
Energy (0.1%)
38,985	Pacific Drilling SAj	552,807

	Total	552,807

	Total Common Stock (cost $793,888)	552,807

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
249,683	Thrivent Cash Management Trust	249,683

	Total Collateral Held for Securities Loaned (cost $249,683)	249,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.0%)	Value
	Federal Home Loan Bank Discount Notes
1,200,000	2.415%, 5/21/2019[k,l]	$1,195,967
	Thrivent Core Short-Term Reserve Fund
5,305,087	2.730%	53,050,872

	Total Short-Term Investments (cost $54,246,686)	54,246,839

	Total Investments (cost $945,971,229) 104.0%	$947,242,856

	Other Assets and Liabilities, Net (4.0%)	(36,008,481)

	Total Net Assets 100.0%	$911,234,375

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $361,627,626 or 39.7% of total net assets.

e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
f	All or a portion of the security is insured or guaranteed.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of March 29, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$242,932
Total lending	$242,932
Gross amount payable upon return of collateral for securities loaned	$249,683
Net amounts due to counterparty	$6,751

Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
HECM	-	Home Equity Conversion Mortgage
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	260,203	–	–	260,203
Capital Goods	251,590	–	251,590	–
Communications Services	1,656,129	–	1,656,129	–
Consumer Cyclical	587,234	–	401,485	185,749
Consumer Non-Cyclical	1,327,546	–	1,327,546	–
Energy	294,009	–	294,009	–
Financials	544,655	–	544,655	–
Technology	455,205	–	455,205	–
Long-Term Fixed Income
Asset-Backed Securities	204,362,492	–	201,095,327	3,267,165
Basic Materials	9,193,745	–	9,193,745	–
Capital Goods	6,765,212	–	6,765,212	–
Collateralized Mortgage Obligations	116,759,540	–	107,529,533	9,230,007
Commercial Mortgage-Backed Securities	12,167,340	–	12,167,340	–
Communications Services	18,482,479	–	18,482,479	–
Consumer Cyclical	16,236,333	–	16,236,333	–
Consumer Non-Cyclical	37,187,466	–	37,187,466	–
Energy	31,323,871	–	31,323,871	–
Financials	125,846,419	–	125,846,419	–
Foreign Government	2,538,878	–	2,538,878	–
Mortgage-Backed Securities	30,052,838	–	30,052,838	–
Technology	11,078,363	–	11,078,363	–
Transportation	15,305,578	–	15,305,578	–
U.S. Government & Agencies	221,498,126	–	221,498,126	–
Utilities	25,371,223	–	25,371,223	–
Preferred Stock
Financials	2,647,053	1,805,100	841,953	–
Common Stock
Energy	552,807	552,807	–	–
Short-Term Investments	1,195,967	–	1,195,967	–
Subtotal Investments in Securities	$893,942,301	$2,357,907	$878,641,270	$12,943,124
Other Investments *	Total
Affiliated Short-Term Investments	53,050,872
Collateral Held for Securities Loaned	249,683
Subtotal Other Investments	$53,300,555

Total Investments at Value	$947,242,856

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	614,747	614,747	–	–
Total Asset Derivatives	$614,747	$614,747	$–	$–
Liability Derivatives
Futures Contracts	1,879,978	1,879,978	–	–
Total Liability Derivatives	$1,879,978	$1,879,978	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Limited Maturity Bond Portfolio's futures contracts held as of March 29, 2019. Investments and/or cash totaling $1,195,967 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	702	June 2019	$149,056,502	$535,310
CBOT Ultra 10-Yr. U.S. Treasury Note	27	June 2019	3,505,657	79,437
Total Futures Long Contracts			$152,562,159	$614,747
CBOT 10-Yr. U.S. Treasury Note	(418)	June 2019	($51,138,341)	($785,096)
CBOT 5-Yr. U.S. Treasury Note	(514)	June 2019	(58,967,848)	(567,811)
CBOT U.S. Long Bond	(99)	June 2019	(14,360,864)	(455,105)
CME Ultra Long Term U.S. Treasury Bond	(11)	June 2019	(1,776,034)	(71,966)
Total Futures Short Contracts			($126,243,087)	($1,879,978)
Total Futures Contracts			$26,319,072	($1,265,231)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 3/29/2019	Shares Held at 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$36,786	$98,193	$81,928	$53,051	5,305	5.8%
Total Affiliated Short-Term Investments	36,786			53,051		5.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,375	1,225	2,350	250	250	<0.1
Total Collateral Held for Securities Loaned	1,375			250		<0.1
Total Value	$38,161			$53,301

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$355

Total Income from Affiliated Investments				$355

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1

Total Affiliated Income from Securities Loaned, Net				$1

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (97.0%)	Value
Communications Services (7.2%)
2,769	Auto Trader Group plc[a]	$18,833
5,253	Deutsche Telekom AG	87,269
189,000	HKT Trust and HKT, Ltd.	303,847
200	Kakaku.com, Inc.	3,853
13,200	KDDI Corporation	284,292
20,000	NTT DOCOMO, INC.	443,273
520,000	PCCW, Ltd.	323,293
1,460	Proximus SA	42,195
1,649	Rogers Communications Inc.	88,685
4,230	Verizon Communications, Inc.	250,120

	Total	1,845,660

Consumer Discretionary (10.7%)
2,800	Benesse Holdings, Inc.	72,865
616	Berkeley Group Holdings plc	29,614
2,300	Bridgestone Corporation	88,627
4,161	Bunzl plc	137,339
510	Burberry Group plc	12,998
92	Hermes International	60,745
1,503	Home Depot, Inc.	288,411
4,927	Marks and Spencer Group plc	17,882
1,355	McDonald’s Corporation	257,315
26,100	Nissan Motor Company, Ltd.	214,337
2,000	Rinnai Corporation	141,611
963	Ross Stores, Inc.	89,655
2,600	Sankyo Company, Ltd.	99,263
8,500	Sekisui House, Ltd.	140,857
1,700	SHIMAMURA Company, Ltd.	144,078
19,217	SmartCentres Real Estate Investment Trust	503,451
17,900	Sumitomo Rubber Industries, Ltd.	214,990
3,978	TJX Companies, Inc.	211,669
2,100	Yahoo Japan Corporation	5,151

	Total	2,730,858

Consumer Staples (15.0%)
4,661	Altria Group, Inc.	267,681
991	Carlsberg AS	123,923
5,557	Coca-Cola Company	260,401
1,623	Colgate-Palmolive Company	111,240
6,835	Empire Company, Ltd.	147,968
474	Hershey Company	54,429
1,851	Imperial Brands plc	63,318
18,800	Japan Tobacco, Inc.	465,635
216	Kerry Group plc	24,109
95	Kimberly-Clark Corporation	11,770
8,003	Koninklijke Ahold Delhaize NV	213,071
1,019	Loblaw Companies, Ltd.	50,266
1,481	Mondelez International, Inc.	73,932
5,350	Nestle SA	510,125
2,450	NH Foods, Ltd.	88,278
4,315	PepsiCo, Inc.	528,803
680	Procter & Gamble Company	70,754
5,900	Sundrug Company, Ltd.	162,831
1,056	Unilever NV	61,567
4,395	Unilever plc	252,989
2,699	Wal-Mart Stores, Inc.	263,233

	Total	3,806,323

Energy (0.9%)
686	Chevron Corporation	84,501
1,781	Exxon Mobil Corporation	143,905

	Total	228,406

Financials (10.9%)
178	Alleghany Corporation[b]	109,007

Shares	Common Stock (97.0%)	Value
Financials (10.9%) - continued
4,481	Allstate Corporation	$422,021
601	American Express Company	65,689
3,806	American Financial Group, Inc.	366,175
3,761	Annaly Capital Management, Inc.	37,572
1,657	Aon plc	282,850
1,249	Arch Capital Group, Ltd.[b]	40,368
1,695	Arthur J. Gallagher & Company	132,379
1,540	Berkshire Hathaway, Inc.[b]	309,371
1,553	Chubb, Ltd.	217,544
4,643	CI Financial Corporation	63,373
5,331	Direct Line Insurance Group plc	24,524
680	Hartford Financial Services Group, Inc.	33,810
262	Intercontinental Exchange, Inc.	19,949
1,706	Loews Corporation	81,769
145	Markel Corporation[b]	144,455
2,942	Marsh & McLennan Companies, Inc.	276,254
840	Pargesa Holding SA	65,877
103	Reinsurance Group of America, Inc.	14,624
773	W.R. Berkley Corporation	65,488

	Total	2,773,099

Health Care (15.2%)
920	Abbott Laboratories	73,545
816	Amgen, Inc.	155,024
3,312	Baxter International, Inc.	269,299
500	Cigna Holding Company	80,410
1,579	Danaher Corporation	208,459
2,211	Eli Lilly and Company	286,899
2,041	GlaxoSmithKline plc	42,404
3,602	Johnson & Johnson	503,523
2,510	Medtronic plc	228,611
5,000	Mitsubishi Tanabe Pharma Corporation	66,972
1,459	Novartis AG	140,238
5,814	Novo Nordisk AS	303,871
9,251	Pfizer, Inc.	392,890
1,114	Recordati SPA	43,408
1,585	Roche Holding AG	436,754
395	Sonova Holding AG	78,277
1,373	Stryker Corporation	271,195
1,126	UnitedHealth Group, Inc.	278,415

	Total	3,860,194

Industrials (8.1%)
1,464	AMETEK, Inc.	121,468
1,426	General Dynamics Corporation	241,393
1,812	Honeywell International, Inc.	287,963
883	Lockheed Martin Corporation	265,041
330	Northrop Grumman Corporation	88,968
1,322	Raytheon Company	240,710
9,902	RELX plc	211,897
172	Schindler Holding AG, Participation Certificate	35,690
16	SGS SA	39,851
5,000	Singapore Airport Terminal Services, Ltd.	18,895
778	Societe BIC SA	69,357
7,500	Sumitomo Electric Industries, Ltd.	99,773
1,192	United Technologies Corporation	153,637
1,981	Waste Connections, Inc.	175,497

	Total	2,050,140

Information Technology (12.7%)
298	Accenture plc	52,454
2,501	Amphenol Corporation	236,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (97.0%)	Value
Information Technology (12.7%) - continued
1,604	Automatic Data Processing, Inc.	$256,223
15,300	Canon, Inc.	444,236
7,261	CGI, INC.[b]	499,172
7,033	Cisco Systems, Inc.	379,712
1,359	Fidelity National Information Services, Inc.	153,703
1,888	Fiserv, Inc.[b]	166,673
330	International Business Machines Corporation	46,563
1,011	MasterCard, Inc.	238,040
2,211	Microsoft Corporation	260,765
6,752	Oracle Corporation	362,650
1,140	Synopsys, Inc.[b]	131,271

	Total	3,227,656

Materials (0.5%)
6,527	Barrick Gold Corporation	89,478
18	Givaudan SAb	46,072

	Total	135,550

Real Estate (8.1%)
2,061	AvalonBay Communities, Inc.	413,705
3,528	Camden Property Trust	358,092
227	Crown Castle International Corporation	29,056
1,700	Daito Trust Construction Company, Ltd.	237,180
1,309	Equity Residential	98,594
13,295	H&R REIT	232,900
8,000	Hysan Development Company, Ltd.	42,882
7,957	Klepierre SA	278,409
4,500	Link REIT	52,684
66,016	Mirvac Group	128,956
365	Public Storage, Inc.	79,490
265	Regency Centers Corporation	17,885
1,928	RioCan Real Estate Investment Trust	38,189
32,085	Vicinity Centres	59,241

	Total	2,067,263

Utilities (7.7%)
2,916	AGL Energy, Ltd.	45,075
1,281	Ameren Corporation	94,218
2,624	American Electric Power Company, Inc.	219,760
965	Atmos Energy Corporation	99,327
7,700	Chugoku Electric Power Company, Inc.	96,116
40,500	CLP Holdings, Ltd.	469,743
3,615	Consolidated Edison, Inc.	306,588
1,958	Duke Energy Corporation	176,220
322	Evergy, Inc.	18,692
305	NextEra Energy, Inc.	58,963
1,000	Southern Company	51,680
1,319	WEC Energy Group, Inc.	104,307
3,749	Xcel Energy, Inc.	210,731

	Total	1,951,420

	Total Common Stock (cost $23,035,895)	24,676,569

Shares or Principal Amount	Short-Term Investments (2.5%)	Value
	Federal Home Loan Bank Discount Notes
100,000	2.410%, 4/26/2019[c,d]	99,832

Shares or Principal Amount	Short-Term Investments (2.5%)	Value
	Thrivent Core Short-Term Reserve Fund
53,868	2.730%	$538,680

	Total Short-Term Investments (cost $638,500)	638,512

	Total Investments (cost $23,674,395) 99.5%	$25,315,081

	Other Assets and Liabilities, Net 0.5%	132,489

	Total Net Assets 100.0%	$25,447,570

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $18,833 or 0.1% of total net assets.

b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Low Volatility Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	1,845,660	250,120	1,595,540	–
Consumer Discretionary	2,730,858	847,050	1,883,808	–
Consumer Staples	3,806,323	1,642,243	2,164,080	–
Energy	228,406	228,406	–	–
Financials	2,773,099	2,619,325	153,774	–
Health Care	3,860,194	2,748,270	1,111,924	–
Industrials	2,050,140	1,574,677	475,463	–
Information Technology	3,227,656	2,284,248	943,408	–
Materials	135,550	–	135,550	–
Real Estate	2,067,263	996,822	1,070,441	–
Utilities	1,951,420	1,340,486	610,934	–
Short-Term Investments	99,832	–	99,832	–
Subtotal Investments in Securities	$24,776,401	$14,531,647	$10,244,754	$–
Other Investments *	Total
Affiliated Short-Term Investments	538,680
Subtotal Other Investments	$538,680

Total Investments at Value	$25,315,081

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,136	1,136	–	–
Total Asset Derivatives	$1,136	$1,136	$–	$–
There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $99,832 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex MSCI World Index	8	June 2019	$487,584	$1,136
Total Futures Long Contracts			$487,584	$1,136
Total Futures Contracts			$487,584	$1,136

Reference Description:

MSCI         -         Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$582	$1,947	$1,990	54	$539	2.1%
Total Affiliated Short-Term Investments	582				539	2.1
Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	–	265	265	–	–	–
Total Collateral Held for Securities Loaned	–				–	–
Total Value	$582				$539

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$2
Total Income from Affiliated Investments				$2
Cash Management Trust-Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.9%)	Value
Communications Services (2.5%)
11,662	AMC Networks, Inc.[a]	$661,935
1,284	Cable One, Inc.	1,260,092
16,346	Cars.com Inc.[a]	372,689
27,559	Cinemark Holdings, Inc.	1,102,084
11,718	John Wiley and Sons, Inc.	518,170
35,846	Live Nation Entertainment, Inc.[a]	2,277,655
10,338	Meredith Corporation[b]	571,278
36,589	New York Times Company	1,201,949
55,794	Tegna, Inc.	786,695
24,097	Telephone & Data Systems, Inc.	740,501
11,245	World Wrestling Entertainment, Inc.	975,841
19,812	Yelp, Inc.[a]	683,514

	Total	11,152,403

Consumer Discretionary (11.8%)
17,778	Aaron’s, Inc.	935,123
22,516	Adient plc	291,807
15,219	Adtalem Global Education, Inc.[a]	704,944
43,680	American Eagle Outfitters, Inc.	968,386
14,910	AutoNation, Inc.[a]	532,585
35,787	Bed Bath & Beyond, Inc.[b]	608,021
20,943	Boyd Gaming Corporation	573,001
10,006	Brinker International, Inc.	444,066
22,477	Brunswick Corporation	1,131,267
150,960	Caesars Entertainment Corporation[a]	1,311,842
11,876	Carter’s, Inc.	1,196,982
10,807	Cheesecake Factory, Inc.[b]	528,678
9,283	Churchill Downs, Inc.	837,884
6,226	Cracker Barrel Old Country Store, Inc.	1,006,184
37,482	Dana, Inc.	664,931
7,545	Deckers Outdoor Corporation[a]	1,109,040
22,940	Delphi Technologies plc	441,824
19,121	Dick’s Sporting Goods, Inc.	703,844
4,786	Dillard’s, Inc.[b]	344,688
10,782	Domino’s Pizza, Inc.	2,782,834
21,404	Dunkin’ Brands Group, Inc.	1,607,440
16,841	Eldorado Resorts, Inc.[a]	786,306
14,450	Five Below, Inc.[a]	1,795,413
67,917	Gentex Corporation	1,404,524
60,404	Goodyear Tire & Rubber Company	1,096,333
1,123	Graham Holdings Company	767,211
6,841	Helen of Troy, Ltd.[a]	793,282
6,335	International Speedway Corporation	276,396
6,672	Jack in the Box, Inc.	540,832
22,335	KB Home	539,837
10,602	Marriott Vacations Worldwide Corporation	991,287
23,283	Michaels Companies, Inc.[a]	265,892
7,772	Murphy USA, Inc.[a]	665,439
874	NVR, Inc.[a]	2,418,358
13,360	Ollie’s Bargain Outlet Holdings, Inc.[a]	1,140,009
5,803	Papa John’s International, Inc.[b]	307,269
28,026	Penn National Gaming, Inc.[a]	563,323
15,047	Polaris Industries, Inc.	1,270,418
10,432	Pool Corporation	1,720,967
31,145	Sally Beauty Holdings, Inc.[a]	573,380
14,258	Scientific Games Corporation[a]	291,148
46,909	Service Corporation International	1,883,396
13,447	Signet Jewelers, Ltd.	365,221
18,598	Six Flags Entertainment Corporation	917,811
34,695	Skechers USA, Inc.[a]	1,166,099
8,524	Sotheby’s Holdings, Inc.[a]	321,781
11,861	Tempur Sealy International, Inc.[a]	684,024
17,245	Texas Roadhouse, Inc.	1,072,467
12,997	Thor Industries, Inc.	810,623
35,136	Toll Brothers, Inc.	1,271,923

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (11.8%) - continued
36,849	Tri Pointe Homes, Inc.[a]	$465,771
12,580	Tupperware Brands Corporation	321,796
19,539	Urban Outfitters, Inc.[a]	579,136
7,492	Visteon Corporation[a]	504,586
10,049	Weight Watchers International, Inc.[a]	202,487
48,489	Wendy’s Company	867,468
20,782	Williams-Sonoma, Inc.[b]	1,169,403
25,263	Wyndham Destinations, Inc.	1,022,899
25,707	Wyndham Hotels & Resorts, Inc.	1,285,093

	Total	51,844,979

Consumer Staples (2.8%)
2,227	Boston Beer Company, Inc.[a]	656,364
9,485	Casey’s General Stores, Inc.	1,221,383
14,002	Edgewell Personal Care Company[a]	614,548
16,466	Energizer Holdings, Inc.	739,817
47,552	Flowers Foods, Inc.	1,013,809
23,189	Hain Celestial Group, Inc.[a]	536,130
17,237	Ingredion, Inc.	1,632,171
5,055	Lancaster Colony Corporation	792,068
14,383	Nu Skin Enterprises, Inc.	688,370
17,284	Post Holdings, Inc.[a]	1,890,870
5,205	Sanderson Farms, Inc.	686,227
33,071	Sprouts Farmers Markets, Inc.[a]	712,349
4,945	Tootsie Roll Industries, Inc.[b]	184,152
14,516	TreeHouse Foods, Inc.[a]	937,008

	Total	12,305,266

Energy (3.8%)
20,024	Apergy Corporation[a]	822,186
58,955	Callon Petroleum Company[a]	445,110
269,612	Chesapeake Energy Corporation[a,b]	835,797
52,729	CNX Resources Corporation[a]	567,891
11,449	Core Laboratories NV	789,180
113,312	Ensco plc[b]	445,316
65,920	EQT Corporation	1,367,181
52,718	Equitrans Midstream Corporation	1,148,198
26,832	Matador Resources Company[a]	518,663
46,785	McDermott International, Inc.[a]	348,081
42,156	Murphy Oil Corporation	1,235,171
69,210	Oasis Petroleum, Inc.[a]	418,028
25,525	Oceaneering International, Inc.[a]	402,529
56,319	Patterson-UTI Energy, Inc.	789,592
31,090	PBF Energy, Inc.	968,143
61,337	QEP Resources, Inc.[a]	477,815
53,684	Range Resources Corporation	603,408
32,940	Rowan Companies plc[a]	355,423
26,745	SM Energy Company	467,770
139,849	Southwestern Energy Company[a]	655,892
131,158	Transocean, Ltd.[a]	1,142,386
17,416	World Fuel Services Corporation	503,148
102,329	WPX Energy, Inc.[a]	1,341,533

	Total	16,648,441

Financials (15.9%)
3,725	Alleghany Corporation[a]	2,281,190
18,274	American Financial Group, Inc.	1,758,142
42,957	Associated Banc-Corp	917,132
23,498	BancorpSouth Bank	663,114
10,819	Bank of Hawaii Corporation	853,295
31,317	Bank OZK	907,567
60,802	Brown & Brown, Inc.	1,794,267
19,961	Cathay General Bancorp	676,878
18,516	Chemical Financial Corporation	762,119
42,657	CNO Financial Group, Inc.	690,190
25,734	Commerce Bancshares, Inc.	1,494,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.9%)	Value
Financials (15.9%) - continued
16,557	Cullen/Frost Bankers, Inc.	$1,607,188
37,557	East West Bancorp, Inc.	1,801,609
30,210	Eaton Vance Corporation	1,217,765
10,488	Evercore, Inc.	954,408
83,997	F.N.B. Corporation	890,368
9,856	FactSet Research Systems, Inc.	2,446,949
24,739	Federated Investors, Inc.	725,100
28,985	First American Financial Corporation	1,492,727
17,618	First Financial Bankshares, Inc.	1,017,968
83,977	First Horizon National Corporation	1,173,998
45,622	Fulton Financial Corporation	706,229
129,466	Genworth Financial, Inc.[a]	495,855
12,287	Green Dot Corporation[a]	745,207
22,051	Hancock Whitney Corporation	890,860
10,491	Hanover Insurance Group, Inc.	1,197,757
41,243	Home BancShares, Inc.	724,640
19,409	Interactive Brokers Group, Inc.	1,006,939
14,216	International Bancshares Corporation	540,634
43,236	Janus Henderson Group plc	1,080,035
15,759	Kemper Corporation	1,199,890
22,148	Legg Mason, Inc.	606,191
1,930	LendingTree, Inc.[a]	678,511
9,739	MarketAxess Holdings, Inc.	2,396,573
7,026	Mercury General Corporation	351,792
59,467	Navient Corporation	688,033
120,875	New York Community Bancorp, Inc.	1,398,524
73,712	Old Republic International Corporation	1,542,055
31,567	PacWest Bancorp	1,187,235
18,970	Pinnacle Financial Partners, Inc.	1,037,659
11,123	Primerica, Inc.	1,358,674
17,197	Prosperity Bancshares, Inc.	1,187,625
16,262	Reinsurance Group of America, Inc.	2,308,879
10,907	RenaissanceRe Holdings, Ltd.	1,565,155
33,857	SEI Investments Company	1,769,028
14,241	Signature Bank	1,823,845
112,938	SLM Corporation	1,119,216
55,002	Sterling Bancorp	1,024,687
18,654	Stifel Financial Corporation	984,185
41,153	Synovus Financial Corporation	1,414,017
43,221	TCF Financial Corporation	894,242
13,000	Texas Capital Bancshares, Inc.[a]	709,670
17,386	Trustmark Corporation	584,691
11,627	UMB Financial Corporation	744,593
57,061	Umpqua Holdings Corporation	941,506
26,741	United Bankshares, Inc.	969,094
85,893	Valley National Bancorp	822,855
25,007	W.R. Berkley Corporation	2,118,593
21,119	Washington Federal, Inc.	610,128
23,902	Webster Financial Corporation	1,211,114
14,616	Wintrust Financial Corporation	984,095

	Total	69,746,601

Health Care (9.6%)
22,871	Acadia Healthcare Company, Inc.[a]	670,349
45,292	Allscripts Healthcare Solutions, Inc.[a]	432,086
7,517	Amedisys, Inc.[a]	926,545
12,286	Avanos Medical, Inc.[a]	524,366
5,216	Bio-Rad Laboratories, Inc.[a]	1,594,427
9,798	Bio-Techne Corporation	1,945,393
9,401	Cantel Medical Corporation	628,833
37,667	Catalent, Inc.[a]	1,528,903
12,464	Charles River Laboratories International, Inc.[a]	1,810,396
4,149	Chemed Corporation	1,327,970

Shares	Common Stock (98.9%)	Value
Health Care (9.6%) - continued
24,775	Covetrus, Inc.[a]	$789,084
25,632	Encompass Health Corporation	1,496,909
77,507	Exelixis, Inc.[a]	1,844,666
19,707	Globus Medical, Inc.[a]	973,723
13,381	Haemonetics Corporation[a]	1,170,570
14,063	HealthEquity, Inc.[a]	1,040,381
17,440	Hill-Rom Holdings, Inc.	1,846,198
4,302	ICU Medical, Inc.[a]	1,029,598
4,575	Inogen, Inc.[a]	436,318
18,314	Integra LifeSciences Holdings Corporation[a]	1,020,456
5,510	Ligand Pharmaceuticals, Inc.[a,b]	692,662
12,616	LivaNova plc[a]	1,226,906
21,587	Mallinckrodt, LLC[a]	469,301
12,633	Masimo Corporation[a]	1,746,891
15,847	Medidata Solutions, Inc.[a]	1,160,634
23,180	Mednax, Inc.[a]	629,801
16,165	Molina Healthcare, Inc.[a]	2,294,783
13,325	NuVasive, Inc.[a]	756,727
21,405	Patterson Companies, Inc.	467,699
15,140	PRA Health Sciences, Inc.[a]	1,669,791
13,402	Prestige Consumer Healthcare, Inc.[a]	400,854
21,903	STERIS plc	2,804,241
15,775	Syneos Health, Inc.[a]	816,514
21,514	Tenet Healthcare Corporation[a]	620,464
11,302	United Therapeutics Corporation[a]	1,326,516
19,183	West Pharmaceutical Services, Inc.	2,113,967

	Total	42,234,922

Industrials (15.3%)
10,388	Acuity Brands, Inc.	1,246,664
40,532	AECOM[a]	1,202,584
17,041	AGCO Corporation	1,185,202
13,590	ASGN, Inc.[a]	862,829
16,823	Avis Budget Group, Inc.[a]	586,450
13,116	Brink’s Company	989,078
14,815	Carlisle Companies, Inc.	1,816,615
13,209	Clean Harbors, Inc.[a]	944,840
24,575	Colfax Corporation[a]	729,386
13,088	Crane Company	1,107,507
11,345	Curtiss-Wright Corporation	1,285,842
11,998	Deluxe Corporation	524,553
33,137	Donaldson Company, Inc.	1,658,838
8,100	Dycom Industries, Inc.[a]	372,114
14,917	EMCOR Group, Inc.	1,090,134
10,926	EnerSys	711,938
9,743	GATX Corporation	744,073
14,546	Genesee & Wyoming, Inc.[a]	1,267,538
43,119	Graco, Inc.	2,135,253
12,150	Granite Construction, Inc.	524,272
19,131	Healthcare Services Group, Inc.	631,132
15,373	Herman Miller, Inc.	540,822
11,347	HNI Corporation	411,783
14,165	Hubbell, Inc.	1,671,187
19,879	IDEX Corporation	3,016,439
9,860	Insperity, Inc.	1,219,288
22,705	ITT Corporation	1,316,890
78,987	JetBlue Airways Corporation[a]	1,292,227
36,520	KBR, Inc.	697,167
21,249	Kennametal, Inc.	780,901
13,969	Kirby Corporation[a]	1,049,212
32,577	Knight-Swift Transportation Holdings, Inc.	1,064,616
10,650	Landstar System, Inc.	1,165,004
9,397	Lennox International, Inc.	2,484,567
16,700	Lincoln Electric Holdings, Inc.	1,400,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.9%)	Value
Industrials (15.3%) - continued
16,025	Manpower, Inc.	$1,325,107
16,514	MasTec, Inc.[a]	794,323
9,071	MSA Safety, Inc.	937,941
11,773	MSC Industrial Direct Company, Inc.	973,745
13,558	Nordson Corporation	1,796,706
28,096	NOW, Inc.[a]	392,220
42,327	nVent Electric plc	1,141,982
16,949	Old Dominion Freight Line, Inc.	2,447,266
18,623	Oshkosh Corporation	1,399,146
48,601	Pitney Bowes, Inc.	333,889
11,178	Regal-Beloit Corporation	915,143
31,877	Resideo Technologies, Inc.[a]	614,907
13,757	Ryder System, Inc.	852,796
22,064	Stericycle, Inc.[a]	1,200,723
9,352	Teledyne Technologies, Inc.[a]	2,216,518
16,808	Terex Corporation	540,041
17,932	Timken Company	782,194
27,263	Toro Company	1,876,785
15,292	Trex Company, Inc.[a]	940,764
34,552	Trinity Industries, Inc.	750,815
5,722	Valmont Industries, Inc.	744,432
8,323	Watsco, Inc.	1,191,937
11,439	Werner Enterprises, Inc.	390,642
14,400	Woodward, Inc.	1,366,416
28,242	XPO Logistics, Inc.[a]	1,517,725

	Total	67,171,737

Information Technology (15.7%)
30,066	ACI Worldwide, Inc.[a]	988,269
42,366	ARRIS International plc[a]	1,339,189
21,956	Arrow Electronics, Inc.[a]	1,691,929
28,827	Avnet, Inc.	1,250,227
10,443	Belden, Inc.	560,789
12,573	Blackbaud, Inc.	1,002,445
6,441	CACI International, Inc.[a]	1,172,391
32,251	CDK Global, Inc.	1,897,004
36,804	Ciena Corporation[a]	1,374,261
15,512	Cirrus Logic, Inc.[a]	652,590
44,621	Cognex Corporation	2,269,424
6,309	Coherent, Inc.[a]	894,111
10,074	CommVault Systems, Inc.[a]	652,191
20,884	CoreLogic, Inc.[a]	778,138
26,567	Cree, Inc.[a]	1,520,164
93,830	Cypress Semiconductor Corporation	1,399,944
7,504	Fair Isaac Corporation[a]	2,038,312
19,560	First Solar, Inc.[a]	1,033,550
8,769	InterDigital, Inc.	578,579
12,121	j2 Global, Inc.	1,049,679
37,242	Jabil, Inc.	990,265
37,799	Leidos Holdings, Inc.	2,422,538
6,518	Littelfuse, Inc.	1,189,405
17,628	LiveRamp Holding, Inc.[a]	961,960
13,258	LogMeIn, Inc.	1,061,966
19,079	Lumentum Holdings, Inc.[a]	1,078,727
16,929	Manhattan Associates, Inc.[a]	932,957
16,618	MAXIMUS, Inc.	1,179,546
13,998	MKS Instruments, Inc.	1,302,514
10,107	Monolithic Power Systems, Inc.	1,369,397
29,168	National Instruments Corporation	1,293,892
30,641	NCR Corporation[a]	836,193
18,129	NetScout Systems, Inc.[a]	508,881
36,648	Perspecta, Inc.	741,023
8,562	Plantronics, Inc.	394,794
27,679	PTC, Inc.[a]	2,551,450
71,337	Sabre Corporation	1,525,898

Shares	Common Stock (98.9%)	Value
Information Technology (15.7%) - continued
13,193	Science Applications International Corporation	$1,015,201
11,186	Silicon Laboratories, Inc.[a]	904,500
8,964	Synaptics, Inc.[a]	356,319
10,737	SYNNEX Corporation	1,024,202
9,671	Tech Data Corporation[a]	990,407
30,635	Teradata Corporation[a]	1,337,218
44,909	Teradyne, Inc.	1,789,175
65,089	Trimble, Inc.[a]	2,629,596
10,058	Tyler Technologies, Inc.[a]	2,055,855
8,105	Ultimate Software Group, Inc.[a]	2,675,704
10,977	Universal Display Corporation[b]	1,677,834
28,265	Versum Materials, Inc.	1,422,012
14,529	ViaSat, Inc.[a,b]	1,125,998
34,249	Vishay Intertechnology, Inc.	632,579
11,167	WEX, Inc.[a]	2,143,952
13,942	Zebra Technologies Corporation[a]	2,921,267

	Total	69,186,411

Materials (6.9%)
32,581	Allegheny Technologies, Inc.[a]	833,096
16,276	AptarGroup, Inc.	1,731,604
16,187	Ashland Global Holdings, Inc.	1,264,690
23,592	Bemis Company, Inc.	1,308,884
15,547	Cabot Corporation	647,222
12,269	Carpenter Technology Corporation	562,534
43,193	Chemours Company	1,605,052
30,474	Commercial Metals Company	520,496
8,768	Compass Minerals International, Inc.	476,716
16,293	Domtar Corporation	808,947
12,149	Eagle Materials, Inc.	1,024,161
6,716	Greif, Inc.	277,035
10,753	Ingevity Corporation[a]	1,135,624
36,584	Louisiana-Pacific Corporation	891,918
9,121	Minerals Technologies, Inc.	536,224
2,303	NewMarket Corporation	998,489
43,231	Olin Corporation	1,000,365
41,119	Owens-Illinois, Inc.	780,439
20,679	PolyOne Corporation	606,102
17,336	Reliance Steel & Aluminum Company	1,564,747
16,974	Royal Gold, Inc.	1,543,446
34,399	RPM International, Inc.	1,996,518
10,173	Scotts Miracle-Gro Company	799,394
10,947	Sensient Technologies Corporation	742,097
20,073	Silgan Holdings, Inc.	594,763
25,874	Sonoco Products Company	1,592,027
59,508	Steel Dynamics, Inc.	2,098,847
45,954	United States Steel Corporation	895,643
48,752	Valvoline, Inc.	904,837
10,432	Worthington Industries, Inc.	389,322

	Total	30,131,239

Real Estate (10.0%)
17,551	Alexander & Baldwin, Inc.	446,497
35,515	American Campus Communities, Inc.	1,689,804
77,720	Brixmor Property Group, Inc.	1,427,716
24,994	Camden Property Trust	2,536,891
30,766	CoreCivic, Inc.	598,399
9,513	CoreSite Realty Corporation	1,018,081
28,219	Corporate Office Properties Trust	770,379
108,978	Cousins Properties, Inc.	1,052,728
27,435	CyrusOne, Inc.	1,438,691
41,840	Douglas Emmett, Inc.	1,691,173
19,271	EPR Properties	1,481,940
32,743	First Industrial Realty Trust, Inc.	1,157,792
31,573	GEO Group, Inc.	606,202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.9%)	Value
Real Estate (10.0%) - continued
32,465	Healthcare Realty Trust, Inc.	$1,042,451
26,828	Highwoods Properties, Inc.	1,255,014
42,629	Hospitality Properties Trust	1,121,569
28,211	JBG SMITH Properties	1,166,525
11,805	Jones Lang LaSalle, Inc.	1,820,095
26,117	Kilroy Realty Corporation	1,983,847
22,057	Lamar Advertising Company	1,748,238
38,312	Liberty Property Trust	1,855,067
12,080	Life Storage, Inc.	1,175,022
23,414	Mack-Cali Realty Corporation	519,791
98,564	Medical Properties Trust, Inc.	1,824,420
41,255	National Retail Properties, Inc.	2,285,114
52,027	Omega Healthcare Investors, Inc.	1,984,830
33,186	Pebblebrook Hotel Trust	1,030,757
17,517	PotlatchDeltic Corporation	661,967
33,562	Rayonier, Inc. REIT	1,057,874
30,630	Realogy Holdings Corporation[b]	349,182
46,217	Sabra Health Care REIT, Inc.	899,845
61,628	Senior Housing Property Trust	725,978
24,344	Tanger Factory Outlet Centers, Inc.	510,737
15,830	Taubman Centers, Inc.	837,090
46,398	Uniti Group, Inc.	519,194
29,632	Urban Edge Properties	563,008
30,937	Weingarten Realty Investors	908,620

	Total	43,762,528

Utilities (4.6%)
13,331	ALLETE, Inc.	1,096,208
46,102	Aqua America, Inc.	1,679,957
13,983	Black Hills Corporation	1,035,721
28,218	Hawaiian Electric Industries, Inc.	1,150,448
13,058	IDACORP, Inc.	1,299,793
50,795	MDU Resources Group, Inc.	1,312,035
22,281	National Fuel Gas Company	1,358,250
22,943	New Jersey Resources Corporation	1,142,332
13,035	NorthWestern Corporation	917,794
51,765	OGE Energy Corporation	2,232,107
13,601	ONE Gas, Inc.	1,210,897
20,635	PNM Resources, Inc.	976,861
13,734	Southwest Gas Holdings, Inc.	1,129,759
13,132	Spire, Inc.	1,080,632
45,050	UGI Corporation	2,496,671

	Total	20,119,465

	Total Common Stock (cost $375,676,805)	434,303,992

Shares	Collateral Held for Securities Loaned (1.7%)	Value
7,223,615	Thrivent Cash Management Trust	7,223,615

	Total Collateral Held for Securities Loaned (cost $7,223,615)	7,223,615

Shares or Principal Amount	Short-Term Investments (0.8%)	Value
	Federal Home Loan Bank Discount Notes
100,000	2.400%, 4/5/2019[c,d]	99,973
300,000	2.400%, 4/15/2019[c,d]	299,718
100,000	2.415%, 5/1/2019[c,d]	99,798

Shares or Principal Amount	Short-Term Investments (0.8%)	Value
	Thrivent Core Short-Term Reserve Fund
284,877	2.730%	$2,848,775

	Total Short-Term Investments (cost $3,348,200)	3,348,264

	Total Investments (cost $386,248,620) 101.4%	$444,875,871

	Other Assets and Liabilities, Net (1.4%)	(5,931,603)

	Total Net Assets 100.0%	$438,944,268

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 29, 2019:

Securities Lending Transactions

Common Stock	$7,034,513
Total lending	$7,034,513
Gross amount payable upon return of collateral for securities loaned	$7,223,615
Net amounts due to counterparty	$189,102

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	11,152,403	11,152,403	–	–
Consumer Discretionary	51,844,979	51,844,979	–	–
Consumer Staples	12,305,266	12,305,266	–	–
Energy	16,648,441	16,648,441	–	–
Financials	69,746,601	69,746,601	–	–
Health Care	42,234,922	42,234,922	–	–
Industrials	67,171,737	67,171,737	–	–
Information Technology	69,186,411	69,186,411	–	–
Materials	30,131,239	30,131,239	–	–
Real Estate	43,762,528	43,762,528	–	–
Utilities	20,119,465	20,119,465	–	–
Short-Term Investments	499,489	–	499,489	–
Subtotal Investments in Securities	$434,803,481	$434,303,992	$499,489	$–
Other Investments *	Total
Affiliated Short-Term Investments	2,848,775
Collateral Held for Securities Loaned	7,223,615
Subtotal Other Investments	$10,072,390

Total Investments at Value	$444,875,871

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	22,691	22,691	–	–
Total Asset Derivatives	$22,691	$22,691	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $499,489 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini S&P Mid-Cap 400 Index	20	June 2019	$3,779,309	$22,691
Total Futures Long Contracts			$ 3,779,309	$ 22,691
Total Futures Contracts			$ 3,779,309	$ 22,691

Reference Description:
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$1,133	$14,780	$13,064	285	$2,849	0.7%
Total Affiliated Short-Term Investments	1,133				2,849	0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	10,544	20,873	24,193	7,224	7,224	1.7
Total Collateral Held for Securities Loaned	10,544				7,224	1.7
Total Value	$11,677				$10,073

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$35
Total Income from Affiliated Investments				$35
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	5
Total Affiliated Income from Securities Loaned, Net				$5
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (97.0%)	Value
Communications Services (2.8%)
762,900	DISH Network Corporation[a]	$24,176,301
760,075	Twitter, Inc.[a]	24,991,266

	Total	49,167,567

Consumer Discretionary (9.5%)
1,437,075	American Axle & Manufacturing Holdings, Inc.[a]	20,564,544
361,505	Etsy, Inc.[a]	24,300,366
221,925	Expedia Group, Inc.	26,409,075
163,575	Lululemon Athletica, Inc.[a]	26,805,035
418,900	Norwegian Cruise Line Holdings, Ltd.[a]	23,022,744
184,900	RHa,b	19,035,455
805,236	Toll Brothers, Inc.	29,149,543

	Total	169,286,762

Consumer Staples (3.2%)
1,208,730	Hain Celestial Group, Inc.[a]	27,945,838
444,875	TreeHouse Foods, Inc.[a]	28,716,681

	Total	56,662,519

Energy (4.4%)
2,587,550	Callon Petroleum Company[a]	19,536,002
199,400	Diamondback Energy, Inc.	20,245,082
1,395,550	Patterson-UTI Energy, Inc.	19,565,611
1,521,335	WPX Energy, Inc.[a]	19,944,702

	Total	79,291,397

Financials (17.1%)
1,193,350	Ally Financial, Inc.	32,805,191
1,031,200	Assured Guaranty, Ltd.	45,816,216
874,450	E*TRADE Financial Corporation	40,600,713
300,021	First Republic Bank	30,140,110
2,277,300	KeyCorp	35,867,475
35,540	Markel Corporation[a]	35,406,370
1,094,150	Radian Group, Inc.	22,692,671
1,353,725	Zions Bancorporations NA	61,472,652

	Total	304,801,398

Health Care (8.6%)
225,075	Edwards Lifesciences Corporation[a]	43,063,600
1,070,386	Halozyme Therapeutics, Inc.[a]	17,233,215
180,875	Jazz Pharmaceuticals, Inc.[a]	25,856,081
150,925	Ligand Pharmaceuticals, Inc.[a,b]	18,972,782
205,003	Universal Health Services, Inc.	27,423,251
875,800	Valeant Pharmaceuticals
	International, Inc.[a]	21,632,260

	Total	154,181,189

Industrials (17.4%)
141,725	Acuity Brands, Inc.	17,008,417
388,150	AGCO Corporation	26,995,832
304,350	Brink’s Company	22,951,033
494,075	CSX Corporation	36,966,692
238,425	Huntington Ingalls Industries, Inc.	49,401,660
1,075,612	Southwest Airlines Company	55,835,019
387,400	United Continental Holdings, Inc.[a]	30,906,772
273,880	Verisk Analytics, Inc.	36,426,040
252,650	WABCO Holdings, Inc.[a]	33,306,850

	Total	309,798,315

Information Technology (14.7%)
884,148	Advanced Micro Devices, Inc.[a]	22,563,457
648,550	Akamai Technologies, Inc.[a]	46,507,520
218,700	Alliance Data Systems Corporation	38,268,126
163,125	ANSYS, Inc.[a]	29,804,569

Shares	Common Stock (97.0%)	Value
Information Technology (14.7%) - continued
675,900	Ciena Corporation[a]	$25,238,106
426,100	DocuSign, Inc.[a]	22,089,024
240,850	KLA-Tencor Corporation	28,759,899
591,972	Teradata Corporation[a]	25,839,578
594,572	Teradyne, Inc.	23,687,748

	Total	262,758,027

Materials (4.4%)
469,750	Ball Corporation	27,179,735
1,252,325	Owens-Illinois, Inc.	23,769,129
775,163	Steel Dynamics, Inc.	27,339,999

	Total	78,288,863

Real Estate (8.8%)
230,000	Alexandria Real Estate Equities, Inc.	32,788,800
360,350	Camden Property Trust	36,575,525
183,750	Digital Realty Trust, Inc.	21,866,250
836,800	Duke Realty Corporation	25,589,344
1,122,748	Host Hotels & Resorts, Inc.	21,219,937
421,675	QTS Realty Trust, Inc.	18,971,158

	Total	157,011,014

Utilities (6.1%)
576,650	Alliant Energy Corporation	27,177,514
485,850	CMS Energy Corporation	26,984,109
323,400	Entergy Corporation	30,926,742
407,150	Public Service Enterprise Group, Inc.	24,188,782

	Total	109,277,147

	Total Common Stock (cost $1,401,886,657)	1,730,524,198

Shares	Collateral Held for Securities Loaned (2.2%)	Value
39,601,554	Thrivent Cash Management Trust	39,601,554

	Total Collateral Held for Securities Loaned (cost $39,601,554)	39,601,554

Shares	Short-Term Investments (3.0%)	Value
	Thrivent Core Short-Term Reserve Fund
5,302,981	2.730%	53,029,807

	Total Short-Term Investments (cost $53,029,806)	53,029,807

	Total Investments (cost $1,494,518,017) 102.2%	$1,823,155,559

	Other Assets and Liabilities, Net (2.2%)	(39,373,630)

	Total Net Assets 100.0%	$1,783,781,929

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$33,841,997
Total lending	$33,841,997
Gross amount payable upon return of collateral for securities loaned	$39,601,554
Net amounts due to counterparty	$5,759,557

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	49,167,567	49,167,567	–	–
Consumer Discretionary	169,286,762	169,286,762	–	–
Consumer Staples	56,662,519	56,662,519	–	–
Energy	79,291,397	79,291,397	–	–
Financials	304,801,398	304,801,398	–	–
Health Care	154,181,189	154,181,189	–	–
Industrials	309,798,315	309,798,315	–	–
Information Technology	262,758,027	262,758,027	–	–
Materials	78,288,863	78,288,863	–	–
Real Estate	157,011,014	157,011,014	–	–
Utilities	109,277,147	109,277,147	–	–
Subtotal Investments in Securities	$1,730,524,198	$1,730,524,198	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	53,029,807
Collateral Held for Securities Loaned	39,601,554
Subtotal Other Investments	$92,631,361

Total Investments at Value	$1,823,155,559

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$68,916	$53,633	$69,519	5,303	$53,030	3.0%
Total Affiliated Short-Term Investments	68,916				53,030	3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	16,828	110,750	87,976	39,602	39,602	2.2
Total Collateral Held for Securities Loaned	16,828				39,602	2.2
Total Value	$85,744				$92,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MID CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$368
Total Income from Affiliated Investments				$368
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	17
Total Affiliated Income from Securities Loaned, Net				$17
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,514,545	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b,c]	$1,506,973
	Ball Metalpack Finco, LLC, Term Loan
709,638	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	706,089
	Big River Steel, LLC, Term Loan
1,088,425	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	1,091,146
	Chemours Company, Term Loan
1,514,700	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	1,496,236
	Contura Energy, Inc., Term Loan
3,189,625	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	3,149,755
	MRC Global (US), Inc., Term Loan
1,316,667	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	1,313,375
	Peabody Energy Corporation, Term Loan
1,074,150	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b,c]	1,068,779
	Pixelle Specialty Solutions, LLC, Term Loan
857,850	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	831,042
	Starfruit US Holdco, LLC, Term Loan
1,080,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	1,063,131

	Total	12,226,526

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
1,020,974	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,015,869
	BWAY Holding Company, Term Loan
3,736,477	6.033%, (LIBOR 3M + 3.250%), 4/3/2024[b]	3,640,263
	Flex Acquisition Company, Inc. Term Loan
5,114,300	5.876%, (LIBOR 3M + 3.250%), 6/22/2025[b]	4,948,085
	GFL Environmental, Inc., Term Loan
1,282,051	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,236,974
	Sotera Health Holdings, LLC, Term Loan
3,333,249	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	3,272,151
	Vertiv Group Corporation, Term Loan
3,135,969	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	2,939,971

	Total	17,053,313

Communications Services (0.4%)
	Altice France SA, Term Loan
869,512	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	807,560
	CenturyLink, Inc., Term Loan
5,335,626	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	5,225,606

Principal Amount	Bank Loans (1.8%)[a]	Value
Communications Services (0.4%) - continued
	Charter Communications Operating, LLC, Term Loan
$2,177,437	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	$2,161,107
	Frontier Communications Corporation, Term Loan
3,120,430	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	3,042,419
	HCP Acquisition, LLC, Term Loan
1,397,247	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	1,374,974
	Intelsat Jackson Holdings SA, Term Loan
1,765,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,736,866
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,840,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	4,788,599
521,127	9.234%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	505,493
	Mediacom Illinois, LLC, Term Loan
787,050	4.160%, (LIBOR 1W + 1.750%), 2/15/2024[b]	775,244
	NEP Group, Inc., Term Loan
1,351,612	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,338,434
195,000	9.496%, (LIBOR 1M + 7.000%), 10/19/2026[b]	191,100
	SBA Senior Finance II, LLC, Term Loan
1,141,375	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	1,116,059
	Sprint Communications, Inc., Term Loan
3,964,100	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b]	3,855,087
	Syniverse Holdings, Inc., Term Loan
460,350	7.484%, (LIBOR 1M + 5.000%), 3/9/2023[b]	421,681
	TNS, Inc., Term Loan
1,554,965	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	1,533,195
	Univision Communications, Inc., Term Loan
3,272,853	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	3,078,740
	WideOpenWest Finance, LLC, Term Loan
1,502,125	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,443,918
	Windstream Services, LLC, Term Loan
2,551,366	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	2,553,356

	Total	35,949,438

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
2,999,402	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	2,691,963
	Four Seasons Hotels, Ltd., Term Loan
1,323,081	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,311,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Golden Entertainment, Inc., Term Loan
$2,755,125	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	$2,727,574
420,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	409,500
	Men’s Warehouse, Inc., Term Loan
1,392,965	5.739%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	1,330,281
	Mohegan Gaming and Entertainment, Term Loan
1,880,632	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,777,197
	Penn National Gaming, Inc. Term Loan
1,900,237	4.749%, (LIBOR 1M + 2.250%), 10/15/2025[b]	1,878,860
	Scientific Games International, Inc., Term Loan
5,344,092	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	5,199,054
	Stars Group Holdings BV, Term Loan
3,375,848	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	3,366,632
	Tenneco, Inc., Term Loan
2,214,450	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	2,109,263
	Wyndham Hotels & Resorts, Inc., Term Loan
920,375	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	907,287

	Total	23,708,837

Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
5,869,943	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	5,520,212
	Albertson’s, LLC, Term Loan
1,123,291	5.609%, (LIBOR 3M + 3.000%), 12/21/2022[b]	1,113,619
2,037,349	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	2,017,750
897,750	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	885,577
	Amneal Pharmaceuticals, LLC, Term Loan
1,493,365	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,487,765
	Bausch Health Companies, Inc., Term Loan
2,765,750	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,746,003
	Endo International plc, Term Loan
2,294,113	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,247,863
	Energizer Holdings, Inc., Term Loan
2,180,000	4.734%, (LIBOR 1M + 2.250%), 1/2/2026[b,c]	2,152,750
	JBS USA LUX SA, Term Loan
3,351,600	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	3,325,223

Principal Amount	Bank Loans (1.8%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$4,485,402	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	$4,115,356
	Ortho-Clinical Diagnostics SA, Term Loan
4,352,259	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	4,187,222
	Plantronics, Inc., Term Loan
4,089,855	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	4,008,058
	Revlon Consumer Products Corporation, Term Loan
1,127,652	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	813,792

	Total	34,621,190

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
540,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	509,220
	Calpine Corporation, Term Loan
1,595,141	5.110%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,578,025
	Consolidated Energy Finance SA, Term Loan
898,213	4.989%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	866,775
	Fieldwood Energy, LLC, Term Loan
2,052,773	7.749%, (LIBOR 1M + 5.250%), 4/11/2022[b]	1,970,662
	HFOTCO, LLC, Term Loan
3,305,025	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	3,284,369
	McDermott Technology (Americas), Inc., Term Loan
2,205,225	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	2,108,989
	Radiate Holdco, LLC, Term Loan
4,329,773	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	4,226,985

	Total	14,545,025

Financials (0.3%)
	Air Methods Corporation, Term Loan
1,390,480	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	1,038,522
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,965,548	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	1,947,642
	Digicel International Finance, Ltd., Term Loan
3,204,581	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	2,838,073
	DTZ U.S. Borrower, LLC, Term Loan
3,134,250	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	3,102,908
	Genworth Holdings, Inc., Term Loan
401,962	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	400,708
	GGP Nimbus LP, Term Loan
2,482,525	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	2,386,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value
Financials (0.3%) - continued
	Grizzly Finco, Term Loan
$1,716,375	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	$1,709,080
	Harland Clarke Holdings Corporation, Term Loan
2,572,291	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	2,302,200
	MoneyGram International, Inc., Term Loan
2,184,675	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b,d,e]	2,042,671
	Sable International Finance, Ltd., Term Loan
3,875,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	3,858,066
	Trans Union, LLC, Term Loan
977,612	4.499%, (LIBOR 1M + 2.000%), 6/19/2025[b]	963,359
	Tronox Blocked Borrower, LLC, Term Loan
759,801	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	755,766
	Tronox Finance, LLC, Term Loan
1,640,933	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,632,220

	Total	24,977,542

Technology (0.1%)
	Rackspace Hosting, Inc., Term Loan
3,742,184	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b]	3,496,397
	SS&C Technologies Holdings Europe SARL, Term Loan
501,056	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	496,427
	SS&C Technologies, Inc., Term Loan
1,492,378	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,478,260
696,882	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	690,442
	Worldpay, LLC, Term Loan
4,133,250	4.208%, (LIBOR 1W + 1.750%), 8/20/2024[b]	4,121,925

	Total	10,283,451

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
3,193,125	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	3,089,348
	Core and Main, LP, Term Loan
1,259,062	5.626%, (LIBOR 3M + 3.000%), 8/1/2024[b]	1,247,517
	EnergySolutions, LLC, Term Loan
1,032,200	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	906,612
	Talen Energy Supply, LLC, Term Loan
1,033,153	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	1,022,181

Principal Amount	Bank Loans (1.8%)[a]	Value
Utilities (0.1%) - continued
	TerraForm Power Operating, LLC, Term Loan
$742,481	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	$722,991

	Total	6,988,649

	Total Bank Loans
	(cost $185,209,866)	180,353,971

	Registered Investment Companies
Shares	(36.9%)	Value
Affiliated (36.1%)
18,826,616	Thrivent Core Emerging Markets Debt Fund	178,852,847
10,367,405	Thrivent Core International Equity Fund	97,349,933
29,045,830	Thrivent Core Low Volatility Equity Fund	323,280,088
40,260,370	Thrivent High Yield Portfolio	188,974,123
56,631,997	Thrivent Income Portfolio	570,748,588
25,138,557	Thrivent Large Cap Stock Portfolio	343,556,086
33,377,026	Thrivent Large Cap Value Portfolio	603,192,951
33,380,412	Thrivent Limited Maturity Bond Portfolio	328,493,298
18,441,059	Thrivent Mid Cap Stock Portfolio	363,821,807
54,199,100	Thrivent Partner Worldwide Allocation Portfolio	526,370,819
4,945,929	Thrivent Small Cap Stock Portfolio	99,959,213

	Total	3,624,599,753

Unaffiliated (0.8%)
198,000	Invesco Senior Loan ETF	4,482,720
13,299	iShares Dow Jones U.S. Real Estate Index Fund ETF	1,157,545
34,460	iShares Russell 2000 Growth Index Fund[g]	6,776,904
9,075	iShares Russell 2000 Index Fund	1,389,292
6,743	iShares Russell 2000 Value Index Fund	808,486
246,000	iShares Short-Term Corporate Bond ETF	12,993,720
21,033	ProShares Ultra S&P 500[g]	2,477,687
115,437	SPDR S&P 500 ETF Trust	32,608,644
67,219	SPDR S&P Biotech ETF[g]	6,086,008
12,610	SPDR S&P Retail ETF[g]	567,576
4,546	SPDR S&P Semiconductor ETF	356,906
2,251	VanEck Vectors Semiconductor ETF	239,349
155,380	Vanguard Real Estate ETF	13,504,076

	Total	83,448,913

	Total Registered Investment
	Companies (cost $3,235,525,606)	3,708,048,666

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%)
	Access Group, Inc.
419,616	2.986%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,h	413,298
	Ares CLO, Ltd.
4,250,000	4.173%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,h]	4,208,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%) - continued
	Ares XXXIIR CLO, Ltd.
$2,750,000	3.624%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,h	$2,696,581
	Betony CLO, Ltd.
1,260,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,h]	1,242,911
	BlueMountain CLO, Ltd.
2,250,000	3.694%, (LIBOR 3M + 1.050%), 11/20/2028, Ser. 2012-2A, Class AR2[b,h]	2,247,284
	Buttermilk Park CLO, Ltd.
7,100,000	4.187%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,h]	7,038,812
	Carlyle Global Market Strategies CLO, Ltd.
4,650,000	4.237%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,h	4,590,345
	CBAM 2019-9, Ltd.
4,500,000	4.009%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,h	4,499,982
	Commonbond Student Loan Trust
1,361,314	2.986%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,h]	1,345,434
	DRB Prime Student Loan Trust
351,316	4.386%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,h]	356,949
	Dryden Senior Loan Fund
3,950,000	4.180%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,h]	3,888,439
	Earnest Student Loan Program 2016-D, LLC
1,410,864	2.720%, 1/25/2041, Ser. 2016-D, Class A2[h]	1,404,139
	Edlinc Student Loan Funding Trust
25,486	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,h	25,564
	Galaxy XX CLO, Ltd.
4,500,000	3.761%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,h	4,427,887
	Golub Capital Partners, Ltd.
2,500,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,h	2,479,542
3,683,000	3.961%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,h	3,656,298
	Goodgreen Trust
4,614,094	3.860%, 10/15/2054, Ser. 2019-1A, Class Ah	4,702,915
	Laurel Road Prime Student Loan Trust
2,600,000	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bh	2,575,909

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%) - continued
	Lehman XS Trust
$4,048,547	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	$3,686,494
	Lendmark Funding Trust
1,800,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ah	1,788,472
	Madison Park Funding XIV, Ltd.
2,425,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	2,401,026
	Madison Park Funding XXXI, Ltd.
3,000,000	4.276%, (LIBOR 3M + 1.500%), 1/23/2031, Ser. 2018-31A, Class A2Ab,h	2,961,312
	Magnetite XII, Ltd.
4,425,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,h]	4,396,167
	Morgan Stanley Capital I, Inc.
5,400,000	4.407%, 10/15/2051, Ser. 2018-L1, Class A4	5,890,521
	Mountain View CLO, Ltd.
3,175,000	3.907%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,h	3,130,325
	National Collegiate Trust
2,234,384	2.781%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,h	2,186,710
	Neuberger Berman CLO XIV, Ltd.
2,660,000	4.015%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,h	2,654,558
	Neuberger Berman CLO, Ltd.
850,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,h	847,133
	Octagon Investment Partners XVI, Ltd.
750,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,h	736,027
	OZLM VIII, Ltd.
1,300,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,h	1,300,436
	Palmer Square Loan Funding, Ltd.
4,500,000	3.320%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,h]	4,490,078
2,200,000	4.248%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,e,h]	2,200,000
	PPM CLO, Ltd.
2,650,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,h	2,615,945
	Preston Ridge Partners Mortgage Trust, LLC
570,247	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[h,i]	574,927
	Race Point IX CLO, Ltd.
3,000,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,h	3,000,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Asset-Backed Securities (1.1%) - continued
	Saxon Asset Securities Trust
$1,204,048	6.000%, 8/25/2035, Ser. 2004-2, Class MF2	$1,148,573
	Shackleton CLO, Ltd.
3,000,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,h]	2,967,576
	SLM Student Loan Trust
1,529,008	2.886%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	1,496,295
	SoFi Professional Loan Program, LLC
649,545	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	643,836
	Symphony CLO XV, Ltd.
3,600,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,h]	3,597,509
	TCW GEM II, Ltd.
3,900,000	4.349%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,h	3,899,766
	U.S. Small Business Administration
357,627	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	363,236

	Total	110,777,834

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
1,820,000	6.750%, 9/30/2024[h]	1,924,650
	Anglo American Capital plc
2,615,000	4.875%, 5/14/2025[h]	2,721,775
	ArcelorMittal SA
368,000	6.125%, 6/1/2025	408,138
1,100,000	4.550%, 3/11/2026	1,124,964
	Braskem Netherlands Finance BV
2,678,000	4.500%, 1/10/2028[h]	2,603,685
	BWAY Holding Company
2,375,000	5.500%, 4/15/2024[h]	2,357,900
	CF Industries, Inc.
1,820,000	3.450%, 6/1/2023[g]	1,765,400
	Chemours Company
1,000,000	5.375%, 5/15/2027	993,430
	Dow Chemical Company
700,000	4.800%, 11/30/2028[h]	753,325
	DowDuPont, Inc.
1,475,000	4.493%, 11/15/2025	1,572,394
	Element Solutions, Inc.
1,200,000	5.875%, 12/1/2025[h]	1,204,320
	First Quantum Minerals, Ltd.
1,640,000	7.500%, 4/1/2025[h]	1,576,450
	Glencore Funding, LLC
760,000	4.125%, 5/30/2023[h]	774,098
950,000	4.000%, 3/27/2027[h]	922,650
	International Paper Company
1,888,000	4.350%, 8/15/2048	1,765,554
	Kinross Gold Corporation
1,520,000	5.950%, 3/15/2024	1,626,400
1,950,000	4.500%, 7/15/2027	1,852,500
	Novelis Corporation
2,135,000	5.875%, 9/30/2026[h]	2,124,325
	Olin Corporation
1,835,000	5.125%, 9/15/2027[g]	1,855,644

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Basic Materials (0.4%) - continued
	Peabody Securities Finance Corporation
$1,665,000	6.375%, 3/31/2025[h]	$1,621,710
	Sherwin-Williams Company
1,685,000	3.125%, 6/1/2024	1,675,366
	Syngenta Finance NV
1,375,000	3.933%, 4/23/2021[h]	1,381,619
	Teck Resources, Ltd.
2,567,000	6.125%, 10/1/2035	2,734,535
	Vale Overseas, Ltd.
1,135,000	6.250%, 8/10/2026	1,233,745
514,000	6.875%, 11/21/2036	587,245
1,140,000	6.875%, 11/10/2039[g]	1,305,300
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026	1,471,586
	WestRock Company
1,150,000	3.750%, 3/15/2025	1,160,993
	Weyerhaeuser Company
1,500,000	4.000%, 11/15/2029	1,545,148

	Total	44,644,849

Capital Goods (0.5%)
	AECOM
1,730,000	5.875%, 10/15/2024	1,822,987
	Boeing Company
900,000	3.850%, 11/1/2048	895,593
	Bombardier, Inc.
1,785,000	7.500%, 3/15/2025[h]	1,838,550
	Building Materials Corporation of America
1,855,000	6.000%, 10/15/2025[h]	1,942,352
	Cemex SAB de CV
1,740,000	6.125%, 5/5/2025[h]	1,800,900
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,156,034
	CNH Industrial Capital, LLC
1,452,000	4.875%, 4/1/2021	1,491,930
	CNH Industrial NV
1,815,000	3.850%, 11/15/2027	1,740,225
	Covanta Holding Corporation
1,670,000	6.000%, 1/1/2027	1,665,825
	Crown Cork & Seal Company, Inc.
1,670,000	7.375%, 12/15/2026	1,853,700
	H&E Equipment Services, Inc.
1,150,000	5.625%, 9/1/2025	1,147,125
	Huntington Ingalls Industries, Inc.
2,175,000	3.483%, 12/1/2027	2,126,932
	Ingersoll-Rand Luxembourg Finance SA
1,575,000	3.500%, 3/21/2026	1,589,162
	L3 Technologies, Inc.
2,150,000	3.950%, 5/28/2024	2,209,204
	Lockheed Martin Corporation
1,496,000	3.600%, 3/1/2035	1,480,717
1,544,000	4.500%, 5/15/2036	1,675,958
374,000	6.150%, 9/1/2036	473,822
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,474,937
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[h]	1,496,500
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,077,373
	Reynolds Group Issuer, Inc.
1,935,000	5.125%, 7/15/2023[h]	1,966,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Capital Goods (0.5%) - continued
	Rockwell Collins, Inc.
$2,000,000	2.800%, 3/15/2022	$1,995,722
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,136,538
605,000	3.650%, 9/15/2023	618,287
668,000	4.200%, 9/15/2028	693,064
	Siemens Financieringsmaatschappij NV
3,055,000	4.200%, 3/16/2047[h]	3,206,880
	Textron, Inc.
2,210,000	3.375%, 3/1/2028	2,118,731
	United Rentals North America, Inc.
1,790,000	5.500%, 7/15/2025	1,830,275
	United Technologies Corporation
1,850,000	4.450%, 11/16/2038	1,915,575
1,900,000	4.050%, 5/4/2047	1,823,447

	Total	49,264,789

Collateralized Mortgage Obligations (0.6%)
	Ajax Mortgage Loan Trust
	4.360%, 9/25/2065, Ser.
4,332,660	2018-C, Class Ab,h	4,396,533
	Alternative Loan Trust
	6.000%, 8/1/2036, Ser.
853,619	2006-24CB, Class A9	714,018
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
494,988	2016-1, Class A1[h]	494,534
	3.628%, 3/25/2049, Ser.
2,800,000	2019-2, Class A1[b,h]	2,799,078
	Bayview Koitere Fund Trust
	4.000%, 11/28/2053, Ser.
1,941,825	2017-SPL3, Class Ab,h	1,973,250
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
555,179	2005-9, Class 21A2	556,584
	COLT Mortgage Loan Trust
	2.415%, 10/25/2047, Ser.
1,728,300	2017-2, Class A1Ab,h	1,722,848
	Countrywide Alternative Loan Trust
	3.680%, 10/25/2035, Ser.
1,099,139	2005-43, Class 4A1[b]	950,360
	6.000%, 4/25/2036, Ser.
881,085	2006-4CB, Class 1A1	712,556
	6.000%, 1/25/2037, Ser.
353,372	2006-39CB, Class 1A16	334,760
	7.000%, 10/25/2037, Ser.
2,276,486	2007-24, Class A10	1,334,234
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
634,592	2007-3, Class A27	506,646
	Credit Suisse Mortgage Trust
	3.850%, 9/25/2057, Ser.
5,336,760	2018-RPL9, Class A1[b,h]	5,411,212
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
427,903	2006-AR5, Class 23A	385,477
	Ellington Financial Mortgage Trust
	4.140%, 10/25/2058, Ser.
3,435,335	2018-1, Class A1FXb,h	3,459,713
	Federal Home Loan Mortgage Corporation
	4.000%, 7/15/2031, Ser.
4,262,007	4104, Class KIj	432,841

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	3.000%, 2/15/2033, Ser.
$2,924,024	4170, Class IGj	$317,420
	Federal National Mortgage Association
	3.500%, 1/25/2033, Ser.
5,665,553	2012-150, Class YIj	686,836
	Galton Funding Mortgage Trust 2017-1
	4.500%, 10/25/2058, Ser.
4,860,601	2018-2, Class A41[b,h]	4,960,253
	GS Mortgage-Backed Securities Trust
	3.750%, 10/25/2057, Ser.
1,357,622	2018-RPL1, Class A1Ah	1,378,626
	Impac Secured Assets Trust
	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser.
4,729,832	2007-3, Class A1Bb	3,998,854
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
1,258,416	2006-S1, Class 1A19	1,053,573
	J.P. Morgan Mortgage Trust
	4.274%, 6/25/2036, Ser.
348,217	2006-A4, Class 1A2[b]	313,181
	4.240%, 10/25/2036, Ser.
133,633	2006-A6, Class 1A2[b]	116,300
	MASTR Alternative Loans Trust
	2.936%, (LIBOR 1M + 0.450%), 12/25/2035, Ser.
1,511,272	2005-6, Class 2A1[b]	670,163
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
501,164	2007-F1, Class 2A1	384,475
	Mill City Mortgage Loan Trust
	3.500%, 8/25/2058, Ser.
4,105,904	2018-3, Class A1[b,h]	4,141,219
	Preston Ridge Partners Mortgage, LLC
	4.500%, 1/25/2024, Ser.
3,922,000	2019-1A, Class A1[h,i]	3,953,363
	Pretium Mortgage Credit Partners, LLC
	4.213%, 7/25/2060, Ser.
2,174,245	2019-NPL1, Class A1[h,i]	2,181,620
	RCO Mortgage, LLC
	4.270%, 12/26/2053, Ser.
1,464,778	2018-VFS1, Class A1[b,h]	1,476,044
	Renaissance Home Equity Loan Trust
	5.580%, 11/25/2036, Ser.
3,395,347	2006-3, Class AF2[i]	1,811,329
	Sequoia Mortgage Trust
	3.805%, 9/20/2046, Ser.
1,654,334	2007-1, Class 4A1[b]	1,341,682
	Toorak Mortgage Corporation
	4.458%, 3/25/2022, Ser.
250,000	2019-1, Class A1[h]	249,920
	Verus Securitization Trust
	2.485%, 7/25/2047, Ser.
2,067,937	2017-2A, Class A1[b,h]	2,048,439
	3.836%, 2/25/2059, Ser.
1,087,694	2019-1, Class A1[b,h]	1,095,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	WaMu Mortgage Pass Through Certificates
	3.857%, 9/25/2036, Ser.
$153,570	2006-AR10, Class 1A2[b]	$145,552
	3.905%, 10/25/2036, Ser.
572,470	2006-AR12, Class 1A1[b]	553,173
	3.454%, 1/25/2037, Ser.
2,072,082	2006-AR18, Class 1A1[b]	1,891,597

	Total	60,953,975

Commercial Mortgage-Backed Securities (1.4%)
	CSAIL Commercial Mortgage Trust
	3.504%, 6/15/2057, Ser.
5,900,000	2015-C2, Class A4	6,036,931
	Federal Home Loan Mortgage Corporation - REMIC
	3.859%, 11/25/2028, Ser.
22,400,000	K086, Class A2[b]	24,038,553
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	3.900%, 8/25/2028, Ser.
8,000,000	K081, Class A2[b,k]	8,617,294
	3.000%, 3/15/2045, Ser.
1,370,279	4741, Class GA	1,379,654
	Federal National Mortgage Association
9,600,000	3.410%, 5/1/2028	9,803,223
5,700,000	3.640%, 6/1/2028	5,912,464
4,003,189	3.730%, 6/1/2028	4,172,666
2,400,000	3.710%, 7/1/2028	2,532,948
	Federal National Mortgage Association - ACES
	2.569%, 12/25/2026, Ser.
3,825,000	2017-M3, Class A2[b]	3,727,164
	2.784%, 2/25/2027, Ser.
5,750,000	2017-M2, Class A2[b]	5,723,051
	2.961%, 2/25/2027, Ser.
7,250,000	2017-M7, Class A2[b]	7,265,113
	3.555%, 9/25/2028, Ser.
5,750,000	2019-M1, Class A2[b]	6,014,332
	3.639%, 8/25/2030, Ser.
9,025,000	2018-M12, Class A2[b]	9,447,307
	Federal National Mortgage Association Grantor Trust
	2.898%, 6/25/2027, Ser.
7,565,525	2017-T1, Class Ak	7,498,633
	GS Mortgage Securities Trust
	3.801%, 1/10/2047, Ser.
3,468,863	2014-GC18, Class A3	3,581,523
	3.666%, 9/10/2047, Ser.
6,600,000	2014-GC24, Class A4	6,838,370
	3.244%, 10/10/2048, Ser.
2,000,000	2015-GC34, Class A3	2,022,539
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.246%, 12/15/2047, Ser.
5,400,000	2014-C19, Class A3	5,459,163
	Morgan Stanley Capital I, Inc.
	4.177%, 7/15/2051, Ser.
8,000,000	2018-H3, Class A5	8,571,991

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Commercial Mortgage-Backed Securities (1.4%) - continued
	UBS Commercial Mortgage Trust
	4.241%, 6/15/2051, Ser.
$5,500,000	2018-C11, Class A5[b]	$5,911,379
	Wells Fargo Commercial Mortgage Trust
	3.617%, 9/15/2057, Ser.
4,000,000	2015-NXS3, Class A4	4,109,007

	Total	138,663,305

Communications Services (1.0%)
	AMC Networks, Inc.
2,295,000	5.000%, 4/1/2024	2,306,245
	American Tower Corporation
1,930,000	3.300%, 2/15/2021	1,948,277
	AT&T, Inc.
1,115,000	3.800%, 3/1/2024	1,142,765
1,280,000	4.100%, 2/15/2028	1,293,624
1,825,000	4.350%, 3/1/2029	1,865,023
1,037,000	4.300%, 2/15/2030	1,050,334
1,475,000	5.250%, 3/1/2037	1,554,673
2,210,000	4.900%, 8/15/2037	2,234,658
1,140,000	6.350%, 3/15/2040	1,323,937
1,300,000	5.550%, 8/15/2041	1,392,290
772,000	4.750%, 5/15/2046	757,315
1,630,000	5.450%, 3/1/2047	1,744,466
	British Sky Broadcasting Group plc
1,450,000	3.125%, 11/26/2022[h]	1,465,707
	British Telecommunications plc
1,475,000	4.500%, 12/4/2023	1,543,266
	CCO Holdings, LLC
2,200,000	5.875%, 4/1/2024[h]	2,299,242
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[h]	1,361,750
	Charter Communications Operating, LLC
780,000	6.834%, 10/23/2055	884,582
700,000	4.500%, 2/1/2024	729,192
1,800,000	4.200%, 3/15/2028	1,787,712
1,525,000	6.484%, 10/23/2045	1,711,064
	Clear Channel Worldwide Holdings, Inc.
1,920,000	6.500%, 11/15/2022	1,960,800
	Comcast Corporation
1,550,000	4.950%, 10/15/2058	1,712,857
800,000	4.049%, 11/1/2052	775,873
1,225,000	2.750%, 3/1/2023	1,223,459
900,000	3.950%, 10/15/2025	941,636
1,500,000	4.250%, 10/15/2030	1,595,348
3,265,000	4.400%, 8/15/2035	3,413,817
1,305,000	4.750%, 3/1/2044	1,417,145
550,000	4.600%, 8/15/2045	587,307
	Cox Communications, Inc.
1,815,000	3.350%, 9/15/2026[h]	1,770,064
748,000	4.600%, 8/15/2047[h]	714,978
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,788,960
1,158,000	5.250%, 1/15/2023	1,243,928
1,496,000	3.200%, 9/1/2024	1,485,427
	Discovery Communications, LLC
1,850,000	4.900%, 3/11/2026	1,953,482
1,470,000	5.000%, 9/20/2037	1,431,254
	Gray Television, Inc.
2,535,000	5.875%, 7/15/2026[h]	2,579,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Communications Services (1.0%) - continued
	Intelsat Jackson Holdings SA
$885,000	8.500%, 10/15/2024[h]	$860,663
	Level 3 Communications, Inc.
2,270,000	5.375%, 1/15/2024	2,312,222
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,007,239
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,045,102
	Neptune Finco Corporation
2,517,000	10.875%, 10/15/2025[h]	2,905,877
	Netflix, Inc.
2,580,000	4.875%, 4/15/2028	2,554,200
	Nexstar Escrow Corporation
1,403,000	5.625%, 8/1/2024[h]	1,424,045
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	744,450
	Sprint Communications, Inc.
2,025,000	6.000%, 11/15/2022	2,040,795
	Sprint Corporation
1,680,000	7.625%, 2/15/2025	1,713,600
	Telefonica Emisiones SAU
900,000	4.570%, 4/27/2023	948,891
1,765,000	4.665%, 3/6/2038	1,687,105
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	1,979,250
	T-Mobile USA, Inc.
1,500,000	4.500%, 2/1/2026	1,499,180
	Verizon Communications, Inc.
3,489,000	5.150%, 9/15/2023	3,836,940
1,876,000	3.376%, 2/15/2025	1,902,041
820,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	820,082
1,920,000	4.016%, 12/3/2029[h]	1,984,215
1,165,000	4.272%, 1/15/2036	1,180,022
2,992,000	4.862%, 8/21/2046	3,197,793
355,000	4.522%, 9/15/2048	364,811
	Viacom, Inc.
735,000	4.250%, 9/1/2023	764,440
1,427,000	6.875%, 4/30/2036	1,676,504
1,140,000	5.850%, 9/1/2043	1,240,161
	Virgin Media Secured Finance plc
1,815,000	5.250%, 1/15/2026[h]	1,826,344
	Walt Disney Company
2,505,000	6.400%, 12/15/2035[h]	3,328,280
	Zayo Group, LLC
2,100,000	5.750%, 1/15/2027[h]	2,095,380

	Total	103,931,959

Consumer Cyclical (0.7%)
	Allison Transmission, Inc.
2,000,000	5.000%, 10/1/2024[h]	1,995,000
	Amazon.com, Inc.
935,000	3.150%, 8/22/2027	942,769
1,870,000	3.875%, 8/22/2037	1,953,253
1,122,000	4.050%, 8/22/2047	1,186,725
	American Honda Finance Corporation
1,455,000	2.000%, 2/14/2020	1,447,128
	Cinemark USA, Inc.
1,725,000	4.875%, 6/1/2023	1,753,980
	D.R. Horton, Inc.
1,515,000	2.550%, 12/1/2020	1,505,279

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Cyclical (0.7%) - continued
	Daimler Finance North America, LLC
$1,150,000	3.288%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	$1,148,204
	Delphi Jersey Holdings plc
2,430,000	5.000%,10/1/2025[h]	2,139,615
	Ford Motor Credit Company, LLC
570,000	3.200%,1/15/2021	561,906
1,650,000	5.596%,1/7/2022	1,702,269
575,000	3.867%, (LIBOR 3M + 1.270%), 3/28/2022[b]	555,597
1,650,000	2.979%,8/3/2022	1,577,510
	General Motors Company
1,500,000	3.501%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,487,744
1,800,000	5.000%,10/1/2028	1,797,003
	General Motors Financial Company, Inc.
772,000	4.200%, 3/1/2021	783,151
1,550,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	1,538,111
1,635,000	3.150%, 6/30/2022	1,619,314
760,000	3.950%, 4/13/2024	752,558
1,630,000	4.300%, 7/13/2025	1,621,886
	Home Depot, Inc.
1,755,000	5.400%, 9/15/2040	2,117,804
1,140,000	4.250%, 4/1/2046	1,211,989
1,870,000	3.900%, 6/15/2047	1,895,268
	Hyundai Capital America
1,550,000	2.550%, 4/3/2020[h]	1,538,977
1,158,000	3.000%, 10/30/2020[h]	1,152,386
	L Brands, Inc.
1,700,000	5.625%, 2/15/2022	1,765,875
	Landry’s, Inc.
1,795,000	6.750%, 10/15/2024[h]	1,803,975
	Lear Corporation
1,625,000	5.250%, 1/15/2025	1,690,033
	Lennar Corporation
925,000	4.125%, 1/15/2022	931,938
1,895,000	4.875%, 12/15/2023	1,951,850
585,000	4.500%, 4/30/2024	593,307
	Live Nation Entertainment, Inc.
585,000	5.375%, 6/15/2022[h]	592,313
1,300,000	5.625%, 3/15/2026[h]	1,342,250
	Macy’s Retail Holdings, Inc.
2,000,000	2.875%, 2/15/2023	1,936,893
	Mastercard, Inc.
2,140,000	3.950%, 2/26/2048	2,271,730
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,101,884
1,755,000	4.450%, 3/1/2047	1,804,487
	MGM Resorts International
1,940,000	6.000%, 3/15/2023	2,046,700
	Navistar International Corporation
300,000	6.625%,11/1/2025[h]	304,875
	New Red Finance, Inc.
2,420,000	4.250%, 5/15/2024[h]	2,395,800
	Nissan Motor Acceptance Corporation
1,089,000	2.150%, 9/28/2020[h]	1,070,327
	Prime Security Services Borrower, LLC
2,096,000	9.250%, 5/15/2023[h]	2,200,800
	ServiceMaster Company, LLC
1,200,000	5.125%, 11/15/2024[h]	1,204,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Cyclical (0.7%) - continued
	Six Flags Entertainment Corporation
$1,810,000	4.875%,7/31/2024[h]	$1,781,719
	Volkswagen Group of America Finance, LLC
1,800,000	4.250%,11/13/2023[h]	1,855,416
1,175,000	4.750%,11/13/2028[h]	1,185,434
	Yum! Brands, Inc.
2,050,000	5.000%,6/1/2024[h]	2,091,000

	Total	69,908,532

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
380,000	2.900%,11/30/2021	381,669
665,000	3.400%,11/30/2023	678,990
2,980,000	4.750%,11/30/2036	3,354,026
340,000	4.900%,11/30/2046	393,119
	AbbVie, Inc.
2,650,000	2.500%, 5/14/2020	2,642,030
1,910,000	3.600%, 5/14/2025	1,915,483
726,000	4.700%, 5/14/2045	700,052
	Albertson’s Companies, LLC
1,980,000	7.500%, 3/15/2026[h]	2,036,925
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	758,462
875,000	4.400%, 2/14/2026	901,228
875,000	2.625%, 9/16/2026	808,280
2,100,000	5.800%, 2/14/2039	2,224,041
	Amgen, Inc.
2,244,000	2.200%, 5/11/2020	2,233,300
875,000	3.125%, 5/1/2025	881,250
	Anheuser-Busch Companies, LLC
1,228,000	3.650%, 2/1/2026[h]	1,232,512
3,040,000	4.700%, 2/1/2036[h]	3,041,199
	Anheuser-Busch InBev Worldwide, Inc.
3,525,000	4.750%, 4/15/2058	3,366,362
1,740,000	4.375%, 4/15/2038	1,672,577
415,000	4.600%, 4/15/2048	399,969
	Anthem, Inc.
1,870,000	4.625%, 5/15/2042	1,933,249
	BAT Capital Corporation
748,000	2.297%, 8/14/2020	740,674
1,122,000	3.222%, 8/15/2024	1,097,677
1,496,000	4.540%, 8/15/2047	1,312,170
	Baxalta, Inc.
721,000	4.000%, 6/23/2025	740,003
	Bayer U.S. Finance II, LLC
1,630,000	4.250%, 12/15/2025[h]	1,648,569
1,550,000	4.875%, 6/25/2048[h]	1,458,853
	Becton, Dickinson and Company
1,594,000	3.734%, 12/15/2024	1,619,344
1,800,000	3.700%, 6/6/2027	1,794,955
1,122,000	4.669%, 6/6/2047	1,176,531
	Boston Scientific Corporation
1,025,000	3.850%, 5/15/2025	1,055,851
800,000	4.000%, 3/1/2028	823,132
1,140,000	7.375%, 1/15/2040	1,556,295
	Bunge, Ltd. Finance Corporation
800,000	3.500%, 11/24/2020	803,973
	Celgene Corporation
3,035,000	2.875%, 8/15/2020	3,037,410
	Centene Corporation
2,050,000	4.750%, 1/15/2025	2,091,000

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Cigna Corporation
$405,000	3.677%, (LIBOR 3M + 0.890%), 7/15/2023[b,h]	$403,031
1,200,000	4.125%,11/15/2025[h]	1,242,393
2,950,000	3.050%,10/15/2027	2,796,679
1,500,000	4.800%, 8/15/2038[h]	1,541,756
	Clorox Company
2,175,000	3.100%, 10/1/2027	2,143,833
	Conagra Brands, Inc.
725,000	3.800%, 10/22/2021	738,458
1,210,000	4.300%, 5/1/2024	1,253,991
	Constellation Brands, Inc.
1,450,000	3.600%, 2/15/2028	1,420,232
	CVS Caremark Corporation
400,000	4.000%, 12/5/2023	411,223
	CVS Health Corporation
357,000	3.350%, 3/9/2021	359,909
714,000	3.700%, 3/9/2023	725,409
1,780,000	4.100%, 3/25/2025	1,828,535
4,560,000	4.875%, 7/20/2035	4,625,109
3,035,000	4.780%, 3/25/2038	3,009,924
1,630,000	5.050%, 3/25/2048	1,642,933
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[h]	1,514,036
	Energizer Holdings, Inc.
1,849,000	5.500%, 6/15/2025[h]	1,832,821
	Express Scripts Holding Company
760,000	3.000%, 7/15/2023	755,705
1,600,000	4.800%, 7/15/2046	1,629,410
	Forest Laboratories, LLC
392,000	4.875%, 2/15/2021[h]	403,353
	Grupo Bimbo SAB de CV
1,110,000	4.700%, 11/10/2047[h]	1,073,925
	HCA, Inc.
1,430,000	5.250%, 6/15/2026	1,533,274
1,505,000	4.500%, 2/15/2027	1,546,796
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[h]	1,759,794
	JBS USA, LLC
1,820,000	5.750%, 6/15/2025[h]	1,865,500
	Kimberly-Clark Corporation
1,900,000	3.900%, 5/4/2047	1,947,585
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,463,439
	Kraft Heinz Foods Company
1,900,000	3.375%,6/15/2021	1,915,893
	Kroger Company
935,000	2.800%, 8/1/2022	930,593
	Maple Escrow Subsidiary, Inc.
1,275,000	3.551%, 5/25/2021[h]	1,288,890
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	736,803
	Medtronic, Inc.
3,820,000	4.375%, 3/15/2035	4,173,943
129,000	4.625%, 3/15/2045	147,648
	Merck & Company, Inc.
330,000	3.700%, 2/10/2045	327,345
	Mondelez International Holdings Netherlands BV
1,570,000	2.000%, 10/28/2021[h]	1,530,619
	Mylan, Inc.
450,000	3.125%, 1/15/2023[h]	439,799
1,270,000	4.550%, 4/15/2028	1,235,813
	Nestle Holdings, Inc.
2,850,000	3.900%, 9/24/2038[h]	2,972,531

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Consumer Non-Cyclical (1.4%) - continued
	PepsiCo, Inc.
$1,545,000	2.850%, 2/24/2026	$1,535,261
	Perrigo Finance Unlimited Company
1,550,000	4.900%, 12/15/2044	1,301,462
	Post Holdings, Inc.
1,320,000	5.500%, 3/1/2025[h]	1,334,850
	Reynolds American, Inc.
2,338,000	5.700%, 8/15/2035	2,421,132
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[h]	1,244,444
	Shire Acquisitions Investments Ireland Designated Activity Company
2,262,000	2.400%, 9/23/2021	2,236,186
	Simmons Foods, Inc.
1,950,000	5.750%, 11/1/2024[h]	1,711,125
	Smithfield Foods, Inc.
1,770,000	2.700%, 1/31/2020[h]	1,757,599
1,060,000	2.650%, 10/3/2021[h]	1,019,321
	Spectrum Brands, Inc.
1,580,000	5.750%, 7/15/2025	1,591,850
	Tenet Healthcare Corporation
1,740,000	8.125%, 4/1/2022	1,871,979
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	980,631
	Tyson Foods, Inc.
748,000	3.550%, 6/2/2027	736,011
	UnitedHealth Group, Inc.
1,815,000	2.950%, 10/15/2027	1,783,674
3,450,000	4.625%, 7/15/2035	3,875,223
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[h]	4,455,000
	Zimmer Biomet Holdings, Inc.
2,225,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	2,217,496
	Zoetis, Inc.
2,490,000	4.700%, 2/1/2043	2,648,954

	Total	144,402,288

Energy (1.2%)
	Alliance Resource Operating Partners, LP
1,050,000	7.500%, 5/1/2025[h]	1,093,312
	Anadarko Petroleum Corporation
1,796,000	4.850%, 3/15/2021	1,862,057
1,575,000	5.550%, 3/15/2026	1,719,194
	Antero Resources Corporation
310,000	5.125%, 12/1/2022	311,643
1,500,000	5.625%, 6/1/2023	1,520,625
	BP Capital Markets America, Inc.
415,000	3.119%, 5/4/2026	413,522
	BP Capital Markets plc
2,285,000	3.535%, 11/4/2024	2,353,355
2,550,000	3.279%, 9/19/2027	2,540,789
	Canadian Natural Resources, Ltd.
1,500,000	3.450%, 11/15/2021	1,517,280
	Canadian Oil Sands, Ltd.
1,000,000	9.400%, 9/1/2021[h]	1,113,087
	Cheniere Corpus Christi Holdings, LLC
1,810,000	7.000%, 6/30/2024	2,043,128
2,245,000	5.875%, 3/31/2025	2,441,437
	Cheniere Energy Partners, LP
1,930,000	5.625%, 10/1/2026[h]	1,978,250

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Energy (1.2%) - continued
	Chesapeake Energy Corporation
$1,770,000	7.000%, 10/1/2024[g]	$1,765,575
	ConocoPhillips
1,870,000	6.500%, 2/1/2039	2,522,566
	Continental Resources, Inc.
1,472,000	5.000%, 9/15/2022	1,483,000
1,550,000	4.375%, 1/15/2028	1,593,947
	Devon Energy Corporation
1,200,000	5.000%, 6/15/2045	1,258,962
	Diamondback Energy, Inc.
1,230,000	4.750%, 11/1/2024	1,257,429
770,000	5.375%, 5/31/2025	803,687
	Dominion Gas Holdings, LLC
1,885,000	2.500%, 12/15/2019	1,879,763
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,170,429
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025	2,084,701
	Enbridge, Inc.
1,285,000	2.900%, 7/15/2022	1,281,531
	Encana Corporation
343,000	3.900%, 11/15/2021	349,278
	Energy Transfer Operating, LP
730,000	4.200%, 9/15/2023	754,834
1,470,000	5.500%, 6/1/2027	1,595,132
1,600,000	6.000%, 6/15/2048	1,730,225
	Energy Transfer Partners, LP
970,000	4.900%, 3/15/2035	923,142
800,000	5.150%, 2/1/2043	769,113
	Eni SPA
1,500,000	4.000%, 9/12/2023[h]	1,539,749
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	745,937
2,659,000	4.850%, 7/15/2026	2,639,057
	Enterprise Products Operating, LLC
942,000	5.100%, 2/15/2045	1,033,001
	EQM Midstream Partners LP
1,600,000	4.750%, 7/15/2023	1,632,542
	EQT Corporation
770,000	8.125%, 6/1/2019	776,418
425,000	4.875%, 11/15/2021	441,074
1,100,000	3.000%, 10/1/2022	1,079,946
1,726,000	3.900%, 10/1/2027	1,614,925
	Hess Corporation
2,515,000	3.500%, 7/15/2024	2,476,373
1,090,000	6.000%, 1/15/2040	1,136,587
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,161,173
1,870,000	6.500%, 9/1/2039	2,194,393
	Kinder Morgan, Inc.
1,600,000	6.500%, 9/15/2020	1,681,240
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,161,871
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,134,791
2,600,000	6.600%, 10/1/2037	3,066,445
	Marathon Petroleum Corporation
2,244,000	4.750%, 12/15/2023[h]	2,363,153
1,496,000	6.500%, 3/1/2041	1,825,601
	MPLX, LP
1,425,000	4.875%, 12/1/2024	1,521,443
2,244,000	4.875%, 6/1/2025	2,390,373
1,125,000	4.125%, 3/1/2027	1,133,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Energy (1.2%) - continued
	Nabors Industries, Inc.
$1,195,000	5.750%, 2/1/2025	$1,070,995
	Parsley Energy, LLC
1,045,000	5.625%, 10/15/2027[h]	1,042,387
	Petrobras Global Finance BV
1,600,000	7.375%, 1/17/2027	1,766,000
	Petroleos Mexicanos
1,200,000	4.875%, 1/24/2022	1,210,212
	Phillips 66
1,450,000	3.900%, 3/15/2028	1,476,611
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	786,994
	Plains All American Pipeline, LP
1,690,000	5.000%, 2/1/2021	1,737,230
	Precision Drilling Corporation
280,000	5.250%, 11/15/2024	261,800
1,310,000	7.125%, 1/15/2026[h]	1,298,947
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,625,242
	Sabine Pass Liquefaction, LLC
1,125,000	6.250%, 3/15/2022	1,214,999
1,300,000	5.625%, 4/15/2023	1,409,000
1,500,000	5.750%, 5/15/2024	1,653,877
	Schlumberger Holdings Corporation
1,630,000	4.000%, 12/21/2025[h]	1,681,584
	Southwestern Energy Company
1,780,000	7.500%, 4/1/2026	1,815,600
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,014,482
	Sunoco, LP
860,000	5.500%, 2/15/2026	851,400
1,285,000	5.875%, 3/15/2028	1,275,362
	Tallgrass Energy Partners, LP
2,200,000	5.500%, 1/15/2028[h]	2,202,750
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	992,492
	Transocean, Inc.
1,885,000	7.250%, 11/1/2025[h]	1,861,438
	W&T Offshore, Inc.
465,000	9.750%, 11/1/2023[h]	463,256
	Western Gas Partners, LP
1,496,000	4.000%, 7/1/2022	1,517,692
725,000	4.500%, 3/1/2028	719,596
	Williams Companies, Inc.
1,815,000	7.500%, 1/15/2031	2,282,040
	Williams Partners, LP
950,000	4.000%, 11/15/2021	975,181
560,000	3.600%, 3/15/2022	568,021
935,000	4.500%, 11/15/2023	981,857
1,475,000	6.300%, 4/15/2040	1,726,986
	Woodside Finance, Ltd.
1,825,000	3.650%, 3/5/2025[h]	1,814,413
735,000	3.700%, 3/15/2028[h]	709,338
	WPX Energy, Inc.
1,645,000	5.750%, 6/1/2026	1,669,675

	Total	120,557,543

Financials (3.1%)
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[h]	1,610,216
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,215,441
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	760,623
760,000	4.625%, 10/30/2020	778,042

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.1%) - continued
$1,870,000	5.000%, 10/1/2021	$1,940,633
1,240,000	3.500%, 1/15/2025	1,196,588
	Air Lease Corporation
1,450,000	2.500%, 3/1/2021	1,438,795
	Aircastle, Ltd.
1,700,000	5.000%, 4/1/2023	1,767,462
	Ally Financial, Inc.
1,825,000	5.750%, 11/20/2025[g]	1,943,826
	American Express Credit Corporation
80,000	1.875%, 5/3/2019	80,000
	American International Group, Inc.
60,000	4.125%, 2/15/2024	61,951
2,245,000	3.750%, 7/10/2025	2,249,071
2,085,000	3.900%, 4/1/2026	2,100,111
	Ares Capital Corporation
2,875,000	3.875%, 1/15/2020	2,888,976
	AvalonBay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,684,052
	Aviation Capital Group, LLC
1,300,000	2.875%, 1/20/2022[g,h]	1,280,592
	Avolon Holdings Funding, Ltd.
800,000	5.250%, 5/15/2024[h]	824,000
	Banco Santander SA
2,800,000	6.375%, 5/19/2019[b,l]	2,772,644
1,400,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	1,382,811
	Bank of America Corporation
840,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	840,000
700,000	3.499%, 5/17/2022[b]	708,622
1,280,000	3.300%, 1/11/2023	1,296,789
1,490,000	2.881%, 4/24/2023[b]	1,485,916
1,520,000	4.000%, 4/1/2024	1,582,589
4,020,000	4.000%, 1/22/2025	4,105,091
1,800,000	3.458%, 3/15/2025[b]	1,818,884
1,825,000	3.093%, 10/1/2025[b]	1,810,941
1,125,000	3.500%, 4/19/2026	1,137,324
2,244,000	4.183%, 11/25/2027	2,282,349
1,550,000	3.824%, 1/20/2028[b]	1,572,769
1,658,000	5.875%, 2/7/2042	2,073,443
	Bank of Montreal
1,400,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	1,403,978
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,925,629
	Bank of Nova Scotia
550,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	551,976
1,550,000	2.700%, 3/7/2022	1,551,623
	Barclays Bank plc
386,000	10.179%, 6/12/2021[h]	437,024
	Barclays plc
2,415,000	3.250%, 1/12/2021	2,413,865
1,575,000	4.610%, 2/15/2023[b]	1,609,590
1,544,000	3.650%, 3/16/2025	1,505,460
	BNP Paribas SA
1,150,000	4.375%, 3/1/2033[b,h]	1,128,815
	Boston Properties, LP
950,000	4.500%, 12/1/2028	1,011,766
	BPCE SA
975,000	3.000%, 5/22/2022[h]	964,665
2,541,000	3.500%, 10/23/2027[h]	2,454,809
	Capital One Financial Corporation
1,309,000	2.500%, 5/12/2020	1,304,953
2,950,000	3.450%, 4/30/2021	2,986,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.1%) - continued
$1,520,000	3.050%, 3/9/2022	$1,527,887
	CIT Group, Inc.
1,770,000	5.000%, 8/15/2022	1,843,013
	Citigroup, Inc.
855,000	2.700%, 3/30/2021	854,266
1,675,000	2.750%, 4/25/2022	1,668,481
850,000	4.050%, 7/30/2022	875,659
1,075,000	3.142%, 1/24/2023[b]	1,079,029
2,515,000	4.400%, 6/10/2025	2,605,403
1,520,000	3.200%, 10/21/2026	1,489,965
2,244,000	3.668%, 7/24/2028[b]	2,240,489
1,140,000	4.125%, 7/25/2028	1,147,414
1,815,000	3.520%, 10/27/2028[b]	1,785,305
2,120,000	3.878%, 1/24/2039[b]	2,073,882
978,000	4.650%, 7/23/2048	1,053,382
	Citizens Bank NA
1,525,000	2.200%, 5/26/2020	1,513,817
	Comerica, Inc.
610,000	3.700%, 7/31/2023	626,771
	Commerzbank AG
1,850,000	8.125%, 9/19/2023[h]	2,110,433
	Commonwealth Bank of Australia
2,140,000	3.315%, (LIBOR 3M + 0.700%), 3/16/2023[b,h]	2,141,697
	Compass Bank
1,350,000	3.500%, 6/11/2021	1,361,732
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,975,000	3.950%, 11/9/2022	2,011,937
4,488,000	4.625%, 12/1/2023	4,690,703
	Credit Agricole SA
820,000	3.587%, (LIBOR 3M + 0.800%), 4/15/2019[b,h]	820,299
1,200,000	3.375%, 1/10/2022[h]	1,207,658
	Credit Suisse AG
772,000	5.400%, 1/14/2020	785,938
	Credit Suisse Group AG
1,800,000	2.997%, 12/14/2023[b,h]	1,769,374
900,000	7.250%, 9/12/2025[b,h,l]	903,375
1,385,000	3.869%, 1/12/2029[b,h]	1,358,773
	Credit Suisse Group Funding (Guernsey), Ltd.
1,036,000	3.125%, 12/10/2020	1,039,437
	Credit Suisse Group Funding, Ltd.
1,544,000	3.750%, 3/26/2025	1,556,662
	Deutsche Bank AG
876,000	2.700%, 7/13/2020	866,586
2,300,000	3.375%, 5/12/2021	2,286,496
950,000	4.250%, 10/14/2021	954,779
2,100,000	4.875%, 12/1/2032[b]	1,850,625
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,510,820
	Discover Bank
1,750,000	8.700%, 11/18/2019	1,810,340
738,000	3.100%, 6/4/2020	739,708
1,670,000	4.682%, 8/9/2028[b]	1,697,321
	Duke Realty, LP
330,000	3.875%, 2/15/2021	335,112
960,000	4.375%, 6/15/2022	998,965
	ERP Operating, LP
337,000	3.375%, 6/1/2025	342,299
	Fidelity National Financial, Inc.
1,300,000	5.500%, 9/1/2022	1,378,209
	Fifth Third Bancorp
740,000	2.875%, 7/27/2020	741,229

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.1%) - continued
$1,200,000	2.600%, 6/15/2022	$1,192,336
	Five Corners Funding Trust
3,070,000	4.419%, 11/15/2023[h]	3,242,549
	GE Capital International Funding Company
6,930,000	4.418%, 11/15/2035	6,421,708
	Goldman Sachs Group, Inc.
2,600,000	5.375%, 5/10/2020[b,l]	2,622,750
2,863,000	5.250%, 7/27/2021	3,007,765
2,150,000	2.876%, 10/31/2022[b]	2,132,337
1,496,000	2.908%, 6/5/2023[b]	1,479,202
1,000,000	3.625%, 2/20/2024	1,010,487
2,600,000	3.691%, 6/5/2028[b]	2,574,431
3,130,000	4.750%, 10/21/2045	3,334,995
	Hartford Financial Services Group, Inc.
2,660,000	5.125%, 4/15/2022	2,838,990
	HCP, Inc.
1,930,000	4.000%, 12/1/2022	1,983,273
660,000	3.400%, 2/1/2025	656,129
	Hilton Worldwide Finance, LLC
1,790,000	4.625%, 4/1/2025	1,807,900
	HSBC Holdings plc
2,675,000	3.400%, 3/8/2021	2,699,041
1,475,000	6.875%, 6/1/2021[b,l]	1,542,437
1,225,000	2.650%, 1/5/2022	1,214,351
1,850,000	3.803%, 3/11/2025[b]	1,878,011
1,460,000	3.900%, 5/25/2026	1,479,391
	HSBC USA, Inc.
1,885,000	2.350%, 3/5/2020	1,879,494
	Icahn Enterprises, LP
1,045,000	6.750%, 2/1/2024	1,089,413
1,215,000	6.375%, 12/15/2025	1,243,856
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,126,430
1,300,000	4.100%, 10/2/2023	1,336,822
	International Lease Finance Corporation
750,000	5.875%, 8/15/2022	808,864
	Intesa Sanpaolo SPA
1,040,000	3.125%, 7/14/2022[h]	1,013,011
	Iron Mountain, Inc.
1,840,000	6.000%, 8/15/2023	1,890,600
	J.P. Morgan Chase & Company
1,615,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	1,619,456
900,000	2.295%, 8/15/2021	889,729
1,930,000	4.500%, 1/24/2022	2,018,383
1,425,000	2.972%, 1/15/2023	1,425,001
1,158,000	3.200%, 1/25/2023	1,174,415
1,950,000	2.700%, 5/18/2023	1,931,342
825,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	837,408
1,320,000	3.625%, 5/13/2024	1,357,386
2,585,000	3.125%, 1/23/2025	2,588,459
3,200,000	3.900%, 7/15/2025	3,316,681
1,475,000	4.203%, 7/23/2029[b]	1,540,147
2,240,000	3.882%, 7/24/2038[b]	2,201,738
	J.P. Morgan Chase Bank NA
720,000	3.086%, 4/26/2021[b]	721,979
	JPMorgan Chase & Company
1,150,000	4.452%, 12/5/2029[b]	1,227,856
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,603,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.1%) - continued
	Kimco Realty Corporation
$2,992,000	3.300%, 2/1/2025	$2,966,389
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[h]	1,220,590
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[h]	798,664
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,230,338
	Lloyds Bank plc
850,000	3.229%, (LIBOR 3M + 0.490%), 5/7/2021[b]	848,180
	Lloyds Banking Group plc
1,815,000	2.907%, 11/7/2023[b]	1,768,587
	Marsh & McLennan Companies, Inc.
1,300,000	3.875%, 3/15/2024	1,349,441
	MassMutual Global Funding
1,230,000	2.750%, 6/22/2024[h]	1,217,297
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,301,046
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,179,123
2,160,000	3.455%, 3/2/2023	2,190,509
1,870,000	3.287%, 7/25/2027	1,869,375
	Morgan Stanley
760,000	5.550%, 7/15/2020[b,l]	773,376
945,000	2.500%, 4/21/2021	939,439
905,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	914,067
1,683,000	2.750%, 5/19/2022	1,673,373
670,000	4.875%, 11/1/2022	707,376
1,450,000	3.125%, 1/23/2023	1,455,033
1,530,000	4.000%, 7/23/2025	1,575,735
1,925,000	4.350%, 9/8/2026	1,976,484
2,244,000	3.591%, 7/22/2028[b]	2,229,001
1,815,000	3.772%, 1/24/2029[b]	1,827,040
	MPT Operating Partnership, LP
1,800,000	6.375%, 3/1/2024	1,883,250
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	913,095
	New York Life Global Funding
1,120,000	2.300%, 6/10/2022[h]	1,103,958
	Park Aerospace Holdings, Ltd.
800,000	4.500%, 3/15/2023[h]	796,000
1,790,000	5.500%, 2/15/2024[h]	1,857,125
	Quicken Loans, Inc.
1,905,000	5.750%, 5/1/2025[h]	1,909,763
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,546,327
	Regency Centers, LP
2,100,000	4.125%, 3/15/2028	2,158,018
	Regions Financial Corporation
1,158,000	3.200%, 2/8/2021	1,166,958
	Reinsurance Group of America, Inc.
1,540,000	5.000%, 6/1/2021	1,602,908
1,100,000	4.700%, 9/15/2023	1,176,647
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[h]	659,839
	Royal Bank of Scotland Group plc
1,870,000	8.625%, 8/15/2021[b,l]	1,991,550
1,000,000	3.875%, 9/12/2023	1,004,513
2,305,000	5.125%, 5/28/2024	2,365,566
1,550,000	4.269%, 3/22/2025[b]	1,565,314
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,347,652

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Financials (3.1%) - continued
	Simon Property Group, LP
$1,400,000	2.750%, 2/1/2023	$1,400,413
1,520,000	4.250%, 11/30/2046	1,588,736
	SITE Centers Corporation
498,000	4.625%, 7/15/2022	513,568
	Societe Generale SA
1,122,000	4.750%, 11/24/2025[h]	1,152,589
	Standard Chartered plc
2,479,000	2.100%, 8/19/2019[h]	2,470,953
	Sumitomo Mitsui Financial Group, Inc.
1,280,000	2.784%, 7/12/2022	1,273,834
1,090,000	3.102%, 1/17/2023	1,094,051
1,140,000	3.010%, 10/19/2026	1,118,870
	Svenska Handelsbanken AB
1,190,000	3.105%, (LIBOR 3M + 0.490%), 6/17/2019[b]	1,191,115
	Synchrony Financial
2,483,000	3.000%, 8/15/2019	2,483,614
590,000	4.250%, 8/15/2024	593,877
1,850,000	3.950%, 12/1/2027	1,749,201
	UBS Group Funding Jersey, Ltd.
1,158,000	4.125%, 9/24/2025[h]	1,196,352
	UBS Group Funding Switzerland AG
1,505,000	3.491%, 5/23/2023[h]	1,512,710
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,550,494
1,790,000	4.000%, 3/1/2028	1,814,341
	Voya Financial, Inc.
2,618,000	3.125%, 7/15/2024	2,580,955
	Wells Fargo & Company
1,550,000	2.550%, 12/7/2020	1,545,883
1,680,000	2.625%, 7/22/2022	1,668,101
1,550,000	3.069%, 1/24/2023	1,552,666
1,520,000	3.450%, 2/13/2023	1,536,932
1,320,000	3.000%, 2/19/2025	1,305,699
125,000	3.000%, 4/22/2026	122,245
1,475,000	3.000%, 10/23/2026	1,439,962
2,680,000	4.900%, 11/17/2045	2,859,215
	Welltower, Inc.
610,000	3.950%, 9/1/2023	632,955
2,535,000	4.000%, 6/1/2025	2,608,593
	ZB NA
1,550,000	3.500%, 8/27/2021	1,566,479

	Total	307,740,109

Foreign Government (<0.1%)
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[h]	1,261,986

	Total	1,261,986

Mortgage-Backed Securities (8.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
88,995,000	4.000%, 4/1/2049[e]	91,621,395
	Federal National Mortgage Association - REMIC
10,818,683	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	855,267
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
656,128	4.269%, (LIBOR 12M + 1.550%), 7/1/2043[b]	673,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Mortgage-Backed Securities (8.5%) - continued
$1,356,725	4.290%, (LIBOR 12M + 1.540%), 7/1/2043[b]	$1,393,674
558,706	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	576,808
214,075,000	3.500%, 4/1/2049[e]	217,043,619
313,050,000	4.000%, 4/1/2049[e]	322,025,729
201,268,000	4.500%, 4/1/2049[e]	209,706,908
8,800,000	5.000%, 4/1/2049[e]	9,304,453

	Total	853,201,546

Technology (0.7%)
	Apple, Inc.
590,000	3.000%, 2/9/2024	598,345
1,500,000	3.200%, 5/11/2027	1,513,735
1,975,000	3.000%, 6/20/2027	1,968,037
1,405,000	3.000%, 11/13/2027	1,397,383
1,805,000	4.500%, 2/23/2036	2,023,634
1,154,000	4.650%, 2/23/2046	1,306,288
1,875,000	4.250%, 2/9/2047	2,004,057
2,570,000	3.750%, 9/12/2047	2,561,063
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	743,985
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,111,007
	Baidu, Inc.
1,650,000	3.000%, 6/30/2020	1,649,289
	Broadcom Corporation
1,146,000	3.875%, 1/15/2027	1,095,560
1,350,000	3.500%, 1/15/2028	1,243,527
	CommScope Technologies Finance, LLC
2,220,000	6.000%, 6/15/2025[h]	2,158,284
	Diamond 1 Finance Corporation
1,870,000	5.450%, 6/15/2023[h]	1,992,849
2,860,000	6.020%, 6/15/2026[h]	3,076,198
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,794,378
	Fidelity National Information Services, Inc.
842,000	3.625%, 10/15/2020	850,950
	Harland Clarke Holdings Corporation
1,755,000	8.375%, 8/15/2022[h]	1,582,484
	Hewlett Packard Enterprise Company
1,600,000	3.515%, (LIBOR 3M + 0.720%), 10/5/2021[b]	1,593,929
760,000	4.400%, 10/15/2022	795,323
	Intel Corporation
925,000	3.700%, 7/29/2025	970,205
1,737,000	4.100%, 5/19/2046	1,839,190
	Marvell Technology Group, Ltd.
950,000	4.200%, 6/22/2023	969,049
1,265,000	4.875%, 6/22/2028	1,308,875
	Microsoft Corporation
2,400,000	4.750%, 11/3/2055	2,879,593
2,400,000	4.200%, 11/3/2035	2,642,389
4,500,000	3.700%, 8/8/2046	4,606,755
1,850,000	4.250%, 2/6/2047	2,066,427
	NXP BV/NXP Funding, LLC
1,500,000	4.875%, 3/1/2024[h]	1,582,830
	Oracle Corporation
1,544,000	2.400%, 9/15/2023	1,519,825
3,565,000	2.950%, 5/15/2025	3,562,712
1,815,000	3.850%, 7/15/2036	1,834,895
	Plantronics, Inc.
1,650,000	5.500%, 5/31/2023[h]	1,654,125

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Technology (0.7%) - continued
	Seagate HDD Cayman
$1,265,000	4.750%, 1/1/2025	$1,235,333
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[h]	1,648,300
	SS&C Technologies, Inc.
1,580,000	5.500%, 9/30/2027[h]	1,595,800
	Texas Instruments, Inc.
1,630,000	4.150%, 5/15/2048	1,759,238
	Tyco Electronics Group SA
374,000	3.450%, 8/1/2024	379,115
748,000	3.125%, 8/15/2027	726,092
	VMware, Inc.
450,000	2.950%, 8/21/2022	445,383

	Total	69,286,436

Transportation (0.1%)
	Air Canada Pass Through Trust
391,911	3.875%, 3/15/2023[h]	388,227
	Air Lease Corporation
610,000	3.500%, 1/15/2022	615,771
	Burlington Northern Santa Fe, LLC
1,120,000	5.750%, 5/1/2040	1,391,661
1,720,000	5.050%, 3/1/2041	1,984,798
1,175,000	4.450%, 3/15/2043	1,271,009
	CSX Corporation
442,000	3.700%, 11/1/2023	457,057
	Delta Air Lines, Inc.
830,000	2.875%, 3/13/2020	828,485
67,858	4.950%, 11/23/2020	68,021
	Penske Truck Leasing Company, LP
1,350,000	3.375%, 2/1/2022[h]	1,355,640
	XPO Logistics, Inc.
1,703,000	6.500%, 6/15/2022[h]	1,740,466

	Total	10,101,135

U.S. Government & Agencies (8.3%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	710,764
	U.S. Treasury Bills
58,185,000	1.750%, 11/30/2019	57,923,622
	U.S. Treasury Bonds
3,845,000	2.250%, 11/15/2027	3,807,601
76,750,000	2.875%, 5/15/2028	79,799,014
19,535,000	5.250%, 11/15/2028	24,276,816
2,975,000	4.375%, 5/15/2040	3,791,963
1,340,000	3.000%, 5/15/2042	1,396,898
68,926,000	2.500%, 5/15/2046	64,935,831
	U.S. Treasury Bonds, TIPS
140,188	2.375%, 1/15/2025	155,726
3,539,106	0.375%, 7/15/2027	3,513,995
98,972	2.125%, 2/15/2040	123,589
	U.S. Treasury Notes
12,650,000	1.000%, 10/15/2019	12,551,666
92,255,000	1.500%, 10/31/2019[m,n]	91,739,669
5,080,000	2.250%, 3/31/2020	5,072,261
63,255,000	1.375%, 9/30/2020	62,343,239
14,000,000	2.750%, 11/30/2020	14,096,250
1,015,000	1.875%, 12/15/2020	1,007,467
5,000,000	1.375%, 5/31/2021	4,906,445
36,909,000	1.125%, 8/31/2021	35,935,813
4,300,000	2.500%, 1/15/2022	4,330,570
22,855,000	1.875%, 7/31/2022	22,596,096
16,300,000	2.000%, 11/30/2022	16,172,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (29.8%)	Value
U.S. Government & Agencies (8.3%) - continued
$4,910,000	2.500%, 3/31/2023	$4,961,593
82,790,000	2.500%, 1/31/2024	83,792,536
27,885,000	2.125%, 7/31/2024	27,698,737
33,950,000	2.250%, 11/15/2024	33,898,279
27,685,000	2.125%, 11/30/2024	27,466,548
42,330,000	2.625%, 1/31/2026	43,169,986
98,850,000	2.500%, 2/28/2026	99,973,647

	Total	832,149,277

Utilities (0.8%)
	Ameren Illinois Company
830,000	4.500%, 3/15/2049	927,773
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,558,300
	Appalachian Power Company
750,000	3.300%, 6/1/2027	741,199
	Atmos Energy Corporation
785,000	3.000%, 6/15/2027	778,310
	Berkshire Hathaway Energy Company
1,165,000	4.500%, 2/1/2045	1,240,673
	Calpine Corporation
1,235,000	5.375%, 1/15/2023	1,236,544
	CenterPoint Energy, Inc.
605,000	3.850%, 2/1/2024	617,288
900,000	4.250%, 11/1/2028	933,052
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,088,352
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,268,820
650,000	4.350%, 11/15/2045	695,788
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	760,196
579,000	4.500%, 12/1/2045	621,478
	Consumers Energy Company
1,200,000	4.350%, 4/15/2049	1,336,600
	Dominion Energy, Inc.
1,496,000	2.579%, 7/1/2020	1,487,888
	DTE Electric Company
965,000	3.700%, 3/15/2045	955,747
1,225,000	3.700%, 6/1/2046	1,190,405
	Duke Energy Carolinas, LLC
2,540,000	3.700%, 12/1/2047	2,494,112
	Duke Energy Corporation
1,520,000	3.750%, 9/1/2046	1,424,512
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	1,038,352
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,511,588
	Edison International
1,520,000	2.950%, 3/15/2023	1,411,885
	Energy Transfer Operating, LP
1,630,000	5.200%, 2/1/2022	1,712,461
	Eversource Energy
1,625,000	2.500%, 3/15/2021	1,615,758
	Exelon Corporation
825,000	5.100%, 6/15/2045	922,395
1,158,000	4.450%, 4/15/2046	1,195,564
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,088,957
	FirstEnergy Corporation
460,000	2.850%, 7/15/2022	456,925
2,645,000	4.850%, 7/15/2047	2,841,803
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	299,927

Principal Amount	Long-Term Fixed Income (29.8%)	Value
Utilities (0.8%) - continued
$760,000	5.300%, 7/1/2043	$875,607
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	2,997,622
	Mississippi Power Company
1,040,000	3.950%, 3/30/2028	1,053,246
	Monongahela Power Company
990,000	5.400%, 12/15/2043[h]	1,195,231
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,493,516
550,000	3.900%, 11/1/2028	582,129
1,050,000	3.700%, 3/15/2029	1,091,672
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	965,000
	NextEra Energy Operating Partners, LP
1,120,000	4.500%, 9/15/2027[h]	1,092,000
	NextEra Energy Partners, LP
280,000	4.250%, 9/15/2024[h]	277,900
	NiSource Finance Corporation
748,000	3.490%, 5/15/2027	746,788
2,200,000	5.650%, 2/1/2045	2,560,681
	Oncor Electric Delivery Company, LLC
2,992,000	3.750%, 4/1/2045	3,004,817
	Pacific Gas and Electric Company
900,000	3.300%, 12/1/2027[f,o]	785,250
900,000	3.950%, 12/1/2047[f,g,o]	722,250
	PPL Capital Funding, Inc.
497,000	3.500%, 12/1/2022	499,494
748,000	3.400%, 6/1/2023	753,395
1,400,000	5.000%, 3/15/2044	1,530,114
	PPL Electric Utilities Corporation
1,122,000	3.950%, 6/1/2047	1,160,313
	Public Service Electric & Gas Company
1,900,000	3.000%, 5/15/2027	1,872,656
	San Diego Gas and Electric Company
1,540,000	4.150%, 5/15/2048	1,545,429
	South Carolina Electric & Gas Company
1,850,000	5.100%, 6/1/2065	2,128,796
	Southern California Edison Company
600,000	4.200%, 3/1/2029	608,750
1,500,000	4.000%, 4/1/2047	1,404,197
900,000	4.125%, 3/1/2048	862,698
	Southern Company
1,500,000	2.950%, 7/1/2023	1,496,080
1,843,000	3.250%, 7/1/2026	1,808,314
	Southern Company Gas Capital Corporation
1,870,000	4.400%, 5/30/2047	1,883,042
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	586,763
	TerraForm Power Operating, LLC
2,190,000	5.000%, 1/31/2028[h]	2,113,350
	Virginia Electric and Power Company
850,000	4.600%, 12/1/2048	940,106

	Total	77,089,858

	Total Long-Term Fixed Income (cost $2,969,717,941)	2,993,935,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Communications Services (2.0%)
255,535	Activision Blizzard, Inc.	$11,634,508
45,948	Alphabet, Inc., Class Ap	54,075,742
21,639	Alphabet, Inc., Class Cp	25,389,255
130,782	AT&T, Inc.	4,101,323
143,472	Auto Trader Group plc[h]	975,814
95,389	CBS Corporation	4,533,839
244,820	Comcast Corporation	9,787,904
64,590	DISH Network Corporation[p]	2,046,857
8,643	EchoStar Corporation[p]	315,037
247,868	Facebook, Inc.[p]	41,317,117
10,086	Hemisphere Media Group, Inc.[p]	142,213
18,681	IAC/InterActive Corporation[p]	3,925,065
2,525	Ipsos SA	63,234
123,602	ITV plc	204,803
40,481	John Wiley and Sons, Inc.	1,790,070
234,235	KCOM Group plc	214,472
42,800	KDDI Corporation	921,796
29,606	Liberty Latin America, Ltd.[p]	572,580
41,340	Liberty Media Corporation - Liberty SiriusXM[p]	1,580,842
2,765	Lyft, Inc.[p]	216,472
72,490	Mediaset Espana Comunicacion SA	541,697
285,097	News Corporation, Class A	3,546,607
239,470	News Corporation, Class B	2,990,980
170,269	ORBCOMM, Inc.[p]	1,154,424
6,088	Rightmove plc	40,481
32,339	Seven West Media, Ltd.[p]	11,292
40,318	Take-Two Interactive Software, Inc.[p]	3,804,810
76,216	Telenor ASA	1,526,145
310,182	Telstra Corporation, Ltd.	731,430
176,323	Tencent Holdings, Ltd., ADR	8,107,331
25,400	TV Asahi Holdings Corporation	446,856
64,350	Twitter, Inc.[p]	2,115,828
266,936	Verizon Communications, Inc.	15,783,926
5,963	Wolters Kluwer NV	406,256

	Total	205,017,006

Consumer Discretionary (3.4%)
33,697	Amazon.com, Inc.[p]	60,005,933
121,550	American Axle & Manufacturing Holdings, Inc.[p]	1,739,381
3,200	AOKI Holdings, Inc.	33,540
2,700	Aoyama Trading Company, Ltd.	61,423
40,247	Aptiv plc	3,199,234
3,600	Autobacs Seven Company, Ltd.	59,857
42,295	Barratt Developments plc	330,382
10,800	Benesse Holdings, Inc.	281,051
16,927	Berkeley Group Holdings plc	813,768
10,497	Booking Holdings, Inc.[p]	18,316,320
67,360	BorgWarner, Inc.	2,587,298
1,994	Bovis Homes Group plc	27,641
18,000	Bridgestone Corporation	693,603
68,437	Bright Horizons Family Solutions, Inc.[p]	8,699,027
46,260	Bunzl plc	1,526,868
4,298	Burberry Group plc	109,542
46,656	Burlington Stores, Inc.[p]	7,310,062
67,652	Canada Goose Holdings, Inc.[g,p]	3,248,649
17,620	Carnival plc	870,921
10,665	Century Casinos, Inc.[p]	96,625
37,783	Children’s Place, Inc.[g]	3,675,530
6,640	Chipotle Mexican Grill, Inc.[p]	4,716,458
4,100	Chiyoda Company, Ltd.	65,999
2,970	Cie Generale des Etablissements Michelin	350,890
87,300	Citizen Watch Company, Ltd.	487,829

Shares	Common Stock (28.7%)	Value
Consumer Discretionary (3.4%) - continued
2,582	Compass Group plc	$60,751
58,819	Core-Mark Holding Company, Inc.	2,183,949
8,410	Countryside Properties plc[h]	35,599
35,944	Crocs, Inc.[p]	925,558
43,088	CSS Industries, Inc.	258,097
39,244	Culp, Inc.	754,662
51,424	D.R. Horton, Inc.	2,127,925
28,900	Denso Corporation	1,129,101
110,621	Duluth Holdings, Inc.[g,p]	2,637,205
53,580	Emerald Expositions Events, Inc.	680,466
30,560	Etsy, Inc.[p]	2,054,243
1,700	Exedy Corporation	36,930
47,513	Expedia Group, Inc.	5,654,047
270,873	Extended Stay America, Inc.	4,862,170
57,131	Five Below, Inc.[p]	7,098,527
500	Genuine Parts Company	56,015
45,644	G-III Apparel Group, Ltd.[p]	1,823,934
6,438	Gildan Activewear, Inc.	231,486
84,515	Harley-Davidson, Inc.	3,013,805
9,152	Haverty Furniture Companies, Inc.	200,246
45,886	Home Depot, Inc.	8,805,065
5,500	Honda Motor Company, Ltd.	149,384
19,684	Inchcape plc	146,464
85,672	International Game Technology plc	1,112,879
33,900	International Speedway Corporation	1,479,057
120,845	Knoll, Inc.	2,285,179
209,719	Las Vegas Sands Corporation	12,784,470
127,480	Lowe’s Companies, Inc.	13,955,236
13,875	Lululemon Athletica, Inc.[p]	2,273,696
15,787	Magna International, Inc.	768,669
51,331	Marks and Spencer Group plc	186,295
14,889	Marriott Vacations Worldwide Corporation	1,392,122
64,107	McDonald’s Corporation	12,173,919
88,286	Modine Manufacturing Company[p]	1,224,527
44,336	Moneysupermarket.com Group plc	214,953
65,651	Netflix, Inc.[p]	23,408,521
28,800	NHK Spring Company, Ltd.	259,170
387,689	NIKE, Inc.	32,647,291
202,500	Nissan Motor Company, Ltd.	1,662,960
92,672	Norwegian Cruise Line Holdings, Ltd.[p]	5,093,253
3,700	Onward Holdings Company, Ltd.	19,589
5,451	O’Reilly Automotive, Inc.[p]	2,116,623
30,382	Oxford Industries, Inc.	2,286,549
29,854	Park Hotels & Resorts, Inc.	927,862
2,209	Peugeot SA	53,903
105,747	Planet Fitness, Inc.[p]	7,266,934
10,201	Playa Hotels and Resorts NVp	77,834
2,800	Plenus Company, Ltd.	44,700
10,570	PVH Corporation	1,289,012
178,688	Red Rock Resorts, Inc.	4,619,085
38,993	Redrow plc	305,542
15,675	RHg,p	1,613,741
31,194	Ross Stores, Inc.	2,904,161
7,700	Sangetsu Company, Ltd.	139,941
109,200	Sekisui House, Ltd.	1,809,604
2,100	SHIMAMURA Company, Ltd.	177,979
5,181	SmartCentres Real Estate Investment Trust	135,733
155,193	Starbucks Corporation	11,537,048
65,700	Sumitomo Rubber Industries, Ltd.	789,097
12,437	Super Retail Group, Ltd.	71,008
1,500	Takara Standard Company, Ltd.	23,005
47,571	Taylor Wimpey plc	108,805
14,998	Texas Roadhouse, Inc.	932,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Consumer Discretionary (3.4%) - continued
144,144	Toll Brothers, Inc.	$5,218,013
73,313	Tower International, Inc.	1,541,772
35,000	Toyoda Gosei Company, Ltd.	743,088
800	TS Tech Company, Ltd.	23,096
17,304	Ulta Beauty, Inc.[p]	6,034,424
3,000	United Arrows, Ltd.	104,504
24,038	Vail Resorts, Inc.	5,223,457
4,992	WH Smith plc	138,104
31,302	Wingstop, Inc.	2,379,891
99,200	Yahoo Japan Corporation	243,303
23,071	Zumiez, Inc.[p]	574,237

	Total	338,630,027

Consumer Staples (1.1%)
141,736	Altria Group, Inc.	8,139,899
60,298	Archer-Daniels-Midland Company	2,600,653
4,600	Arcs Company, Ltd.	101,325
23,029	Calavo Growers, Inc.[g]	1,930,982
5,870	Carlsberg AS	734,033
54,926	Casey’s General Stores, Inc.	7,072,821
12,339	Central Garden & Pet Company[p]	315,385
5,677	Central Garden & Pet Company, Class Ap	131,990
99,044	Colgate-Palmolive Company	6,788,476
132,727	Cott Corporation	1,939,141
27,460	Empire Company, Ltd.	594,468
6,051	ForFarmers BV	49,783
1,414	Glanbia plc	27,663
219,309	Hain Celestial Group, Inc.[p]	5,070,424
51,059	Imperial Brands plc	1,746,594
1,721	Inter Parfums, Inc.	130,572
93,900	Japan Tobacco, Inc.	2,325,699
18,691	John B. Sanfilippo & Son, Inc.	1,343,322
21,650	Kimberly-Clark Corporation	2,682,435
35,787	Koninklijke Ahold Delhaize NV	952,789
902	L’Oreal SA	242,902
1,500	Ministop Company, Ltd.	23,232
8,484	Molson Coors Brewing Company	506,071
327,406	Monster Beverage Corporation[p]	17,869,819
97,478	PepsiCo, Inc.	11,945,929
151,254	Philip Morris International, Inc.	13,369,341
11,084	Seneca Foods Corporation[p]	272,666
16,483	SpartanNash Company	261,585
12,800	Sugi Holdings Company, Ltd.	564,875
12,900	Sundrug Company, Ltd.	356,019
150,932	SunOpta, Inc.[p]	522,225
21,284	Swedish Match AB	1,085,970
38,100	TreeHouse Foods, Inc.[p]	2,459,355
500	TSURUHA Holdings, Inc.	40,722
114,544	Turning Point Brands, Inc.	5,279,333
25,435	Unilever NV	1,482,904
36,800	Unilever plc	2,118,315
114,115	Wal-Mart Stores, Inc.	11,129,636

	Total	114,209,353

Energy (1.0%)
107,882	Abraxas Petroleum Corporation[p]	134,852
435,333	Archrock, Inc.	4,257,557
117,925	BP plc ADR	5,155,681
515,718	Callon Petroleum Company[p]	3,893,671
108,395	Chevron Corporation	13,352,096
81,670	Comstock Resources, Inc.[g,p]	565,973
16,943	Concho Resources, Inc.	1,879,995
52,332	Contura Energy, Inc.[p]	3,031,069
33,825	Diamondback Energy, Inc.	3,434,252
18,371	EQT Corporation	381,014

Shares	Common Stock (28.7%)	Value
Energy (1.0%) - continued
35,451	Era Group, Inc.[p]	$409,104
212,308	Euronav NV	1,730,310
8,957	Evolution Petroleum Corporation	60,460
82,128	Exterran Corporation[p]	1,383,857
115,207	Exxon Mobil Corporation	9,308,726
86,459	Forum Energy Technologies, Inc.[p]	441,805
956	Gaztransport Et Technigaz SA	87,022
231,052	Gran Tierra Energy, Inc.[p]	524,488
110,820	Halliburton Company	3,247,026
338,831	Marathon Oil Corporation	5,661,866
80,180	Marathon Petroleum Corporation	4,798,773
4,560	Matrix Service Company[p]	89,285
36,454	McDermott International, Inc.[p]	271,218
108,961	Nabors Industries, Ltd.	374,826
134,052	Nine Energy Service, Inc.[p]	3,036,278
77,809	Pacific Drilling SAp	1,103,332
67,467	Par Pacific Holdings, Inc.[p]	1,201,587
222,609	Patterson-UTI Energy, Inc.	3,120,978
59,510	Pioneer Energy Services Corporation[p]	105,333
72,503	Pioneer Natural Resources Company	11,040,757
2,846	Royal Dutch Shell plc, Class A	89,439
61,972	Royal Dutch Shell plc, Class B	1,958,671
7,832	SEACOR Holdings, Inc.[p]	331,137
72,300	Superior Energy Services, Inc.[p]	337,641
100,538	Talos Energy, Inc.[p]	2,670,289
142,298	TechnipFMC plc	3,346,849
104,187	Teekay Tankers, Ltd.[p]	101,072
25,977	Transocean, Ltd.[p]	226,260
126,381	Unit Corporation[p]	1,799,665
128,760	WPX Energy, Inc.[p]	1,688,044

	Total	96,632,258

Financials (4.2%)
11,440	Aareal Bank AG	353,282
2,697	AB Industrivarden	56,558
88,660	Aflac, Inc.	4,433,000
37,283	AG Mortgage Investment Trust, Inc.	627,846
2,865	Alleghany Corporation[p]	1,754,526
2,990	Allianz SE	666,318
67,132	Allstate Corporation	6,322,492
100,950	Ally Financial, Inc.	2,775,115
28,136	American Express Company	3,075,265
156,129	American Financial Group, Inc.	15,021,171
49,770	American International Group, Inc.	2,143,096
741	Ameriprise Financial, Inc.	94,922
27,667	Ameris Bancorp	950,361
26,816	Arch Capital Group, Ltd.[p]	866,693
7,246	Argo Group International Holdings, Ltd.	512,002
34,870	Arlington Asset Investment Corporation[g]	277,565
8,520	ARMOUR Residential REIT, Inc.	166,396
38,140	Arthur J. Gallagher & Company	2,978,734
135,576	Assured Guaranty, Ltd.	6,023,642
32,567	Axos Financial, Inc.[p]	943,140
47,283	Banca Monte dei Paschi di Siena SPA[g,p]	66,208
42,770	BancorpSouth Bank	1,206,969
985,417	Bank of America Corporation	27,187,655
6,230	Bank of Marin Bancorp	253,499
2,708	Bank of New York Mellon Corporation	136,564
39,556	BankFinancial Corporation	588,198
27,214	Bankinter SA	207,419
30,301	Berkshire Hathaway, Inc.[p]	6,087,168
120,950	Blackstone Group, LP	4,229,621
8,723	BOK Financial Corporation	711,361

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Financials (4.2%) - continued
148,195	Boston Private Financial Holdings, Inc.	$1,624,217
452,148	BrightSphere Investment Group	6,131,127
57,235	Brown & Brown, Inc.	1,689,005
5,792	Byline Bancorp, Inc.[p]	107,036
112,183	Capital One Financial Corporation	9,164,229
33,779	Cathay General Bancorp	1,145,446
22,893	Cboe Global Markets, Inc.	2,184,908
68,473	Central Pacific Financial Corporation	1,974,761
286,152	Charles Schwab Corporation	12,235,859
27,990	Chubb, Ltd.	3,920,839
68,637	CI Financial Corporation	936,835
23,748	Cincinnati Financial Corporation	2,039,953
310,180	Citigroup, Inc.	19,299,400
32,797	CNP Assurances	722,128
53,490	Colony Capital, Inc.	284,567
95,852	Comerica, Inc.	7,027,869
55,735	Community Trust Bancorp, Inc.	2,288,479
8,449	Deutsche Pfandbriefbank AGh	103,659
49,249	Direct Line Insurance Group plc	226,557
98,960	Discover Financial Services	7,041,994
25,132	DnB ASA	462,926
312,230	Dynex Capital, Inc.	1,901,481
224,330	E*TRADE Financial Corporation	10,415,642
133,684	East West Bancorp, Inc.	6,412,821
18,258	Ellington Residential Mortgage REIT	217,270
14,415	Employers Holdings, Inc.	578,186
53,293	Enterprise Financial Services Corporation	2,172,756
47,664	Essent Group, Ltd.[p]	2,071,001
15,234	Euronext NVh	966,505
12,942	FBL Financial Group, Inc.	811,722
231,361	Fifth Third Bancorp	5,834,924
40,572	Financial Institutions, Inc.	1,102,747
31,910	Finecobank Banca Fineco SPA	420,426
59,176	First American Financial Corporation	3,047,564
72,169	First Busey Corporation	1,760,924
6,399	First Citizens BancShares, Inc.	2,605,673
78,620	First Defiance Financial Corporation	2,259,539
31,327	First Financial Corporation	1,315,734
310,193	First Hawaiian, Inc.	8,080,528
39,742	First Interstate BancSystem, Inc.	1,582,526
3,473	First Merchants Corporation	127,980
2,141	First Mid-Illinois Bancshares, Inc.	71,338
17,121	First Midwest Bancorp, Inc.	350,296
6,335	First of Long Island Corporation	138,927
39,478	First Republic Bank	3,965,960
125,536	FlexiGroup, Ltd.	123,700
14,670	Genworth MI Canada, Inc.[g]	444,486
8,620	Goldman Sachs Group, Inc.	1,654,954
62,294	Great Southern Bancorp, Inc.	3,233,059
91,413	Hamilton Lane, Inc.	3,983,779
42,931	Hancock Whitney Corporation	1,734,412
420	Hannover Rueckversicherung SE	60,350
161,504	Hartford Financial Services Group, Inc.	8,029,979
4,936	Heartland Financial USA, Inc.	210,520
158,985	Heritage Commerce Corporation	1,923,718
51,303	Hometrust Bancshares, Inc.	1,292,836
20,961	Horace Mann Educators Corporation	738,037
69,738	Horizon Bancorp, Inc.	1,122,084
21,501	Houlihan Lokey, Inc.	985,821
185,835	Huntington Bancshares, Inc.	2,356,388
23,211	IBERIABANK Corporation	1,664,461
58,724	Independent Bank Corporation	1,262,566
54,028	Interactive Brokers Group, Inc.	2,802,973

Shares	Common Stock (28.7%)	Value
Financials (4.2%) - continued
247,870	Intercontinental Exchange, Inc.	$18,872,822
16,544	Investor AB	745,751
56,660	J.P. Morgan Chase & Company	5,735,692
20,591	Kemper Corporation	1,567,799
332,214	KeyCorp	5,232,370
14,422	KKR Real Estate Finance Trust, Inc.	288,728
28,334	Lakeland Bancorp, Inc.	423,027
203,458	Lloyds TSB Group plc	164,838
52,851	Loews Corporation	2,533,148
12,497	M&T Bank Corporation	1,962,279
69,667	Manulife Financial Corporation	1,178,190
2,970	Markel Corporation[p]	2,958,833
11,254	MarketAxess Holdings, Inc.	2,769,384
427,526	Medibank Private, Ltd.	839,179
8,541	Mercantile Bank Corporation	279,461
158,189	Meridian Bancorp, Inc.	2,481,985
77,570	MetLife, Inc.	3,302,155
83,255	MidWestOne Financial Group, Inc.	2,268,699
65,100	Morgan Stanley	2,747,220
21,154	MSCI, Inc.	4,206,261
8,930	National Bank Holdings Corporation	297,012
6,010	National Bank of Canada	271,234
923	National Western Life Group, Inc.	242,260
25,391	Newmark Group, Inc.	211,761
4,336	Northern Trust Corporation	392,018
34,872	Old Second Bancorp, Inc.	439,038
7,964	Pacific Premier Bancorp, Inc.	211,285
29,734	PacWest Bancorp	1,118,296
3,698	Paragon Banking Group plc	20,992
5,625	Pargesa Holding SA	441,143
1,280	Park National Corporation	121,280
61,818	PCSB Financial Corporation	1,209,778
2,388	Peapack-Gladstone Financial Corporation	62,613
9,731	Peoples Bancorp, Inc.	301,369
2,246	Piper Jaffray Companies	163,576
14,403	Primerica, Inc.	1,759,326
4,334	Principal Financial Group, Inc.	217,523
33,448	Provident Financial Services, Inc.	865,969
25,460	Prudential Financial, Inc.	2,339,265
40,464	QCR Holdings, Inc.	1,372,539
92,600	Radian Group, Inc.	1,920,524
82,148	Raymond James Financial, Inc.	6,605,521
18,362	Reinsurance Group of America, Inc.	2,607,037
39,234	S&P Global, Inc.	8,260,719
89,773	Sandy Spring Bancorp, Inc.	2,808,099
116,053	Santander Consumer USA Holdings Inc.	2,452,200
103,029	Seacoast Banking Corporation of Florida[p]	2,714,814
53,328	SEI Investments Company	2,786,388
4,200	Senshu Ikeda Holdings, Inc.	10,788
407,802	SLM Corporation	4,041,318
19,290	State Auto Financial Corporation	635,027
24,200	State Street Corporation	1,592,602
45,322	Stifel Financial Corporation	2,391,189
24,864	SVB Financial Group[p]	5,528,759
43,687	Synovus Financial Corporation	1,501,085
15,142	Territorial Bancorp, Inc.	407,471
6,371	Topdanmark AS	318,300
2,483	Towne Bank	61,454
40,176	TriCo Bancshares	1,578,515
233,124	TrustCo Bank Corporation	1,809,042
75,710	U.S. Bancorp	3,648,465
14,079	Umpqua Holdings Corporation	232,303
26,867	United Community Banks, Inc.	669,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Financials (4.2%) - continued
117,530	United Financial Bancorp, Inc.	$1,686,555
6,325	Univest Financial Corporation	154,709
7,058	Unum Group	238,772
6,038	Walker & Dunlop, Inc.	307,395
23,599	Washington Trust Bancorp, Inc.	1,136,292
12,402	Western Alliance Bancorp[p]	508,978
2,221	Westwood Holdings Group, Inc.	78,335
108,486	Wintrust Financial Corporation	7,304,362
88,618	WSFS Financial Corporation	3,420,655
267,299	Zions Bancorporations NA	12,138,048

	Total	417,336,786

Health Care (4.1%)
153,842	Abbott Laboratories	12,298,129
11,453	ABIOMED, Inc.[p]	3,270,862
30,917	Aerie Pharmaceuticals, Inc.[p]	1,468,557
141,155	Agilent Technologies, Inc.	11,346,039
29,341	AmerisourceBergen Corporation	2,333,196
41,742	Amgen, Inc.	7,930,145
4,855	Amplifon SPA	94,747
27,529	Ardelyx, Inc.[p]	77,081
14,604	Arena Pharmaceuticals, Inc.[p]	654,697
984	Atrion Corporation	864,621
23,348	Baxter International, Inc.	1,898,426
48,352	Becton, Dickinson and Company	12,074,945
19,789	Biogen, Inc.[p]	4,677,724
153,349	BioMarin Pharmaceutical, Inc.[p]	13,621,992
2,717	Bio-Rad Laboratories, Inc.[p]	830,533
7,651	Bio-Techne Corporation	1,519,106
143,670	Bruker Corporation	5,522,675
83,224	Catalent, Inc.[p]	3,378,062
30,468	Charles River Laboratories International, Inc.[p]	4,425,477
37,953	Cigna Holding Company	6,103,601
26,691	Concert Pharmaceuticals, Inc.[p]	322,160
121,384	CVS Health Corporation	6,546,239
49,214	Danaher Corporation	6,497,232
36,091	Dexcom, Inc.[p]	4,298,438
85,868	Edwards Lifesciences Corporation[p]	16,429,124
120,838	GenMark Diagnostics, Inc.[p]	856,741
136,825	Gilead Sciences, Inc.	8,894,993
3,224	GN Store Nord AS	149,731
192,843	Halozyme Therapeutics, Inc.[p]	3,104,772
36,150	Illumina, Inc.[p]	11,231,444
30,888	Immunomedics, Inc.[g,p]	593,358
52,971	Inogen, Inc.[p]	5,051,844
40,356	Inspire Medical Systems, Inc.[p]	2,291,414
42,723	Intersect ENT, Inc.[p]	1,373,544
11,893	Intra-Cellular Therapies, Inc.[p]	144,857
29,215	Intuitive Surgical, Inc.[p]	16,669,495
38,290	Jazz Pharmaceuticals, Inc.[p]	5,473,556
145,115	Johnson & Johnson	20,285,626
2,000	KYORIN Holdings, Inc.	39,081
56,332	LHC Group, Inc.[p]	6,244,966
23,501	Ligand Pharmaceuticals, Inc.[g,p]	2,954,311
652	LNA Sante	34,302
36,243	Magellan Health Services, Inc.[p]	2,389,139
16,791	McKesson Corporation	1,965,554
126,931	Medtronic plc	11,560,875
171,000	Merck & Company, Inc.	14,222,070
40,084	Merit Medical Systems, Inc.[p]	2,478,394
17,728	Mylan NVp	502,412
86,458	Natera, Inc.[p]	1,782,764
29,110	National Healthcare Corporation	2,208,867
23,605	Neurocrine Biosciences, Inc.[p]	2,079,601
11,444	Nevro Corporation[p]	715,364

Shares	Common Stock (28.7%)	Value
Health Care (4.1%) - continued
29,150	Novartis AG	$2,801,885
54,260	Novo Nordisk AS	2,835,919
22,625	Novocure, Ltd.[p]	1,089,846
29,202	NuVasive, Inc.[p]	1,658,382
13,553	Omnicell, Inc.[p]	1,095,625
176,926	Optinose, Inc.[g,p]	1,822,338
6,307	Orthifix Medical, Inc.[p]	355,778
16,095	PerkinElmer, Inc.	1,550,914
228,725	Pfizer, Inc.	9,713,951
1,414	Recordati SPA	55,098
21,925	ResMed, Inc.	2,279,542
8,631	Roche Holding AG	2,378,314
16,069	Sage Therapeutics, Inc.[p]	2,555,774
34,053	Syneos Health, Inc.[p]	1,762,583
56,465	Tactile Systems Technology, Inc.[p]	2,976,835
33,292	Teleflex, Inc.	10,059,511
72,187	Thermo Fisher Scientific, Inc.	19,759,026
111,383	UnitedHealth Group, Inc.	27,540,561
38,999	Universal Health Services, Inc.	5,216,896
74,100	Valeant Pharmaceuticals International, Inc.[p]	1,830,270
66,949	Veeva Systems, Inc.[p]	8,493,150
91,931	Vertex Pharmaceuticals, Inc.[p]	16,910,707
7,163	West Pharmaceutical Services, Inc.	789,363
280,966	Wright Medical Group NVg,p	8,836,381
225,251	Zoetis, Inc.	22,676,018

	Total	410,827,550

Industrials (4.1%)
13,821	3M Company	2,871,727
80,912	Acco Brands Corporation	692,607
24,926	ACS Actividades de Construccion y Servicios, SA	1,095,799
12,025	Acuity Brands, Inc.	1,443,120
39,822	Aegion Corporation[p]	699,673
43,406	Aerojet Rocketdyne Holdings, Inc.[p]	1,542,215
57,923	AGCO Corporation	4,028,545
1,607	Alamo Group, Inc.	160,604
11,585	Altra Industrial Motion Corporation	359,714
97,165	AMETEK, Inc.	8,061,780
35,500	Arcosa, Inc.	1,084,525
33,184	ASGN, Inc.[p]	2,106,852
40,632	Atlas Copco AB, Class A	1,093,043
36,266	Atlas Copco AB, Class B	899,485
89,222	AZZ, Inc.	3,651,857
48,931	Boeing Company	18,663,262
25,750	Brink’s Company	1,941,808
73,844	BWX Technologies, Inc.	3,661,186
30,739	Carlisle Companies, Inc.	3,769,216
88,429	Casella Waste Systems, Inc.[p]	3,144,535
151,326	CBIZ, Inc.[p]	3,062,838
521	Chase Corporation	48,213
4,322	CIA De Distribucion Integral	101,840
3,608	Columbus McKinnon Corporation	123,935
165,611	Costamare, Inc.	861,177
2,619	CRA International, Inc.	132,364
99,228	Crane Company	8,396,673
8,757	CSW Industrials, Inc.[p]	501,689
89,825	CSX Corporation	6,720,707
1,182	Cummins, Inc.	186,602
73,314	Curtiss-Wright Corporation	8,309,409
106,200	Delta Air Lines, Inc.	5,485,230
4,328	Douglas Dynamics, Inc.	164,767
146,954	EMCOR Group, Inc.	10,739,398
66,339	Emerson Electric Company	4,542,231
37,328	Encore Wire Corporation	2,135,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Industrials (4.1%) - continued
4,508	Ennis, Inc.	$93,586
13,095	ESCO Technologies, Inc.	877,758
142,659	Federal Signal Corporation	3,707,707
2,967	Ferguson plc	188,972
39,964	Forrester Research, Inc.	1,932,259
1,455	Franklin Electric Company, Inc.	74,336
29,137	General Dynamics Corporation	4,932,311
66,094	Global Brass and Copper Holdings, Inc.	2,276,277
23,728	Gorman-Rupp Company	805,328
27,791	Granite Construction, Inc.	1,199,182
56,977	GWA Group, Ltd.	128,891
61,080	Healthcare Services Group, Inc.	2,015,029
38,451	Heico Corporation	3,647,846
5,234	Herc Holdings, Inc.[p]	204,021
3,765	Hillenbrand, Inc.	156,360
10,400	Hino Motors, Ltd.	87,798
5,700	Hitachi Zosen Corporation	17,542
886	Hochtief AG	128,375
193,641	Honeywell International, Inc.	30,773,428
8,013	Hub Group, Inc.[p]	327,331
63,949	Hubbell, Inc.	7,544,703
20,205	Huntington Ingalls Industries, Inc.	4,186,476
5,575	Hyster-Yale Materials Handling, Inc.	347,657
24,881	IDEX Corporation	3,775,443
10,957	Illinois Tool Works, Inc.	1,572,658
7,200	Inaba Denki Sangyo Company, Ltd.	279,090
78,329	Ingersoll-Rand plc	8,455,616
246,594	Interface, Inc.	3,777,820
25,948	JB Hunt Transport Services, Inc.	2,628,273
79,484	KAR Auction Services, Inc.	4,078,324
126,420	KeyW Holding Corporation[p]	1,089,740
69,620	Kforce, Inc.	2,445,054
9,176	Koninklijke Philips NV	374,911
43,459	Korn Ferry	1,946,094
122,041	Lincoln Electric Holdings, Inc.	10,235,579
18,644	Lockheed Martin Corporation	5,596,183
9,600	Marubeni Corporation	66,561
123,151	Masonite International Corporation[p]	6,144,003
24,744	Meggitt plc	162,211
38,588	Mercury Systems, Inc.[p]	2,472,719
172,967	Milacron Holdings Corporation[p]	1,957,986
5,500	Mitsuboshi Belting, Ltd.	98,022
5,900	Mitsui & Company, Ltd.	91,807
27,851	Moog, Inc.	2,421,644
241,813	MRC Global, Inc.[p]	4,226,891
77,834	Mueller Industries, Inc.	2,439,318
32,434	Mueller Water Products, Inc.	325,637
600	Nachi-Fujikoshi Corporation	24,221
22,176	National Express Group plc	117,266
135,326	NCI Building Systems, Inc.[p]	833,608
17,700	Nitto Kogyo Corporation	354,971
9,018	Nobina ABh	58,138
119,573	Norfolk Southern Corporation	22,346,998
6,686	Northgate plc	32,569
20,356	Old Dominion Freight Line, Inc.	2,939,203
17,238	Oshkosh Corporation	1,295,091
41,787	PageGroup plc	255,997
28,785	Parker Hannifin Corporation	4,940,082
81,509	Primoris Services Corporation	1,685,606
12,297	Raven Industries, Inc.	471,836
9,983	Raytheon Company	1,817,705
109,660	Regal-Beloit Corporation	8,977,864
59,086	RELX plc	1,264,404
30,311	Resources Connection, Inc.	501,344
137,006	Ritchie Brothers Auctioneers, Inc.	4,658,204

Shares	Common Stock (28.7%)	Value
Industrials (4.1%) - continued
8,023	Rockwell Automation, Inc.	$1,407,716
964	Rockwool International AS	226,070
20,336	Roper Industries, Inc.	6,954,302
1,746	Rush Enterprises, Inc.	73,000
27,729	Sandvik AB	450,988
4,701	Schindler Holding AG, Participation Certificate	975,443
51,299	SiteOne Landscape Supply, Inc.[p]	2,931,738
39,671	SKF ABg	660,019
190,160	Southwest Airlines Company	9,871,206
41,799	SP Plus Corporation[p]	1,426,182
2,898	Spirax-Sarco Engineering plc	271,597
32,521	SPX Corporation[p]	1,131,406
114,750	SPX FLOW, Inc.[p]	3,660,525
69,871	Standex International Corporation	5,128,531
4,100	Sumitomo Corporation	56,844
92,000	Sumitomo Electric Industries, Ltd.	1,223,883
2,600	Taikisha, Ltd.	79,161
3,100	Teijin, Ltd.	51,262
4,596	Teledyne Technologies, Inc.[p]	1,089,298
43,569	Timken Company	1,900,480
9,852	Titan International, Inc.	58,816
7,300	Toppan Forms Company, Ltd.	62,430
75,458	TPI Composites, Inc.[p]	2,159,608
6,801	Transcontinental, Inc.	85,143
7,353	TransDigm Group, Inc.[p]	3,338,189
9,019	TransUnion	602,830
98,232	TriMas Corporation[p]	2,969,553
5,600	Tsubakimoto Chain Company	200,421
4,769	UniFirst Corporation	732,042
32,800	United Continental Holdings, Inc.[p]	2,616,784
29,790	United Parcel Service, Inc.	3,328,735
30,184	United Rentals, Inc.[p]	3,448,522
114,711	United Technologies Corporation	14,785,101
42,645	Universal Truckload Services, Inc.	839,254
32,373	Valmont Industries, Inc.	4,211,727
73,920	Verisk Analytics, Inc.	9,831,360
41,022	WABCO Holdings, Inc.[p]	5,407,930
30,188	WageWorks, Inc.[p]	1,139,899
118,711	Waste Connections, Inc.	10,516,608
9,183	Watsco, Inc.	1,315,097
3,297	Watts Water Technologies, Inc.	266,464
79,321	Willdan Group, Inc.[p]	2,940,430
39,758	Xylem, Inc.	3,142,472
3,500	Yuasa Trading Company, Ltd.	98,874

	Total	411,042,338

Information Technology (6.8%)
30,901	Accenture plc	5,439,194
223,203	Advanced Micro Devices, Inc.[p]	5,696,141
96,733	Akamai Technologies, Inc.[p]	6,936,723
18,510	Alliance Data Systems Corporation	3,238,880
2,717	Altisource Portfolio Solutions SAp	64,311
14,808	Amadeus IT Holding SA	1,186,851
9,712	American Software, Inc.	116,058
156,933	Amphenol Corporation	14,820,752
19,447	ANSYS, Inc.[p]	3,553,161
246,467	Apple, Inc.	46,816,407
26,236	Arista Networks, Inc.[p]	8,250,173
92,407	Arrow Electronics, Inc.[p]	7,120,883
11,950	Atkore International Group, Inc.[p]	257,283
20,320	Atlassian Corporation plc[p]	2,283,765
124,567	Autodesk, Inc.[p]	19,410,030
41,928	Automatic Data Processing, Inc.	6,697,579
111,664	Benchmark Electronics, Inc.	2,931,180
96,080	Blackline, Inc.[p]	4,450,426

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Information Technology (6.8%) - continued
99,125	Booz Allen Hamilton Holding
	Corporation	$5,763,127
2,727	Broadridge Financial Solutions, Inc.	282,763
55,500	Canon, Inc.	1,611,446
12,415	Capgemini SA	1,506,466
111,298	CDK Global, Inc.	6,546,548
18,679	CDW Corporation	1,800,095
28,426	CGI, INC.[p]	1,954,201
154,012	Ciena Corporation[p]	5,750,808
849,948	Cisco Systems, Inc.	45,888,692
395,701	Clearwater Energy, Inc., Class A	5,753,493
24,977	Cognex Corporation	1,270,330
64,751	Cognizant Technology Solutions Corporation	4,691,210
9,002	Cohu, Inc.	132,779
43,194	Computershare, Ltd.	525,078
90,712	CoreLogic, Inc.[p]	3,379,929
25,796	Coupa Software, Inc.[p]	2,346,920
10,547	CSG Systems International, Inc.	446,138
40,578	Descartes Systems Group, Inc.[p]	1,476,228
96,571	DocuSign, Inc.[p]	5,006,241
258,944	Dolby Laboratories, Inc.	16,305,704
6,533	DXC Technology Company	420,137
28,498	Ebix, Inc.[g]	1,406,946
16,620	Envestnet, Inc.[p]	1,086,782
13,940	Euronet Worldwide, Inc.[p]	1,987,705
41,338	EVERTEC, Inc.	1,149,610
25,926	ExlService Holdings, Inc.[p]	1,556,078
8,253	eXp World Holdings, Inc.[p]	89,710
43,019	Five9, Inc.[p]	2,272,694
49,140	Global Payments, Inc.	6,708,593
89,020	Guidewire Software, Inc.[p]	8,649,183
53,530	Halma plc	1,167,064
38,704	International Business Machines Corporation	5,461,134
611	Jenoptik AG	22,813
200,838	Keysight Technologies, Inc.[p]	17,513,074
20,350	KLA-Tencor Corporation	2,429,993
15,173	Kulicke and Soffa Industries, Inc.	335,475
20,170	Lam Research Corporation	3,610,632
218,167	Lattice Semiconductor Corporation[p]	2,602,732
41,438	M/A-COM Technology Solutions Holdings, Inc.[p]	692,429
16,435	ManTech International Corporation	887,819
153,438	MasterCard, Inc.	36,126,977
26,582	Methode Electronics, Inc.	765,030
539,993	Microsoft Corporation	63,686,774
20,823	MicroStrategy, Inc.[p]	3,003,718
2,382	MKS Instruments, Inc.	221,645
38,385	MoneyGram International, Inc.[p]	78,305
85,972	Monolithic Power Systems, Inc.	11,648,346
73,795	Monotype Imaging Holdings, Inc.	1,467,783
64,907	National Instruments Corporation	2,879,274
9,100	NEC Networks & System Integration Corporation	220,179
91,357	New Relic, Inc.[p]	9,016,936
28,606	Nice, Ltd. ADR[p]	3,504,521
19,230	Novanta, Inc.[p]	1,629,358
272,542	Oracle Corporation	14,638,231
7,200	Otsuka Corporation	269,369
23,410	Palo Alto Networks, Inc.[p]	5,685,821
230,387	PayPal Holdings, Inc.[p]	23,923,386
10,428	Pegasystems, Inc.	677,820
29,896	Plexus Corporation[p]	1,822,161
8,369	Presidio, Inc.	123,861
22,919	Progress Software Corporation	1,016,916

Shares	Common Stock (28.7%)	Value
Information Technology (6.8%) - continued
51,758	Proofpoint, Inc.[p]	$6,284,974
56,742	Q2 Holdings, Inc.[p]	3,929,951
151,761	Quantenna Communications, Inc.[p]	3,692,345
47,895	Rogers Corporation[p]	7,609,558
58,102	Rudolph Technologies, Inc.[p]	1,324,726
3,500	Ryoyo Electro Corporation	51,203
117,277	SailPoint Technologies Holdings, Inc.[p]	3,368,195
262,461	Salesforce.com, Inc.[p]	41,565,949
27,282	ScanSource, Inc.[p]	977,241
5,542	Science Applications International Corporation	426,457
29,515	ServiceNow, Inc.[p]	7,275,152
47,700	Shinko Electric Industries Company, Ltd.	366,592
8,439	Silicon Laboratories, Inc.[p]	682,378
17,377	Sykes Enterprises, Inc.[p]	491,422
124,141	Synopsys, Inc.[p]	14,294,836
50,065	Teradata Corporation[p]	2,185,337
50,337	Teradyne, Inc.	2,005,426
109,438	Texas Instruments, Inc.	11,608,089
1,700	Tokyo Seimitsu Company, Ltd.	43,401
1,897	Trimble, Inc.[p]	76,639
32,426	Tyler Technologies, Inc.[p]	6,627,874
4,125	Ultimate Software Group, Inc.[p]	1,361,786
8,195	Ultra Clean Holdings, Inc.[p]	84,818
12,588	Universal Display Corporation[g]	1,924,076
22,388	Verint Systems, Inc.[p]	1,340,146
88,643	Virtusa Corporation[p]	4,737,968
254,016	Visa, Inc.	39,674,759
176,983	Xilinx, Inc.	22,439,675
38,879	Zix Corporation[p]	267,488
71,764	Zuora, Inc.[p]	1,437,433

	Total	682,320,901

Materials (0.8%)
83,060	Alcoa Corporation[p]	2,338,970
9,715	Avery Dennison Corporation	1,097,795
7,108	Balchem Corporation	659,622
39,750	Ball Corporation	2,299,935
69,026	BHP Group plc	1,665,397
39,947	BHP Group, Ltd.	1,091,886
1,140	Boliden AB	32,489
38,127	Celanese Corporation	3,759,703
91,010	CF Industries Holdings, Inc.	3,720,489
18,016	Chemours Company	669,475
25,386	Continental Building Products, Inc.[p]	629,319
500	Daido Steel Company, Ltd.	19,792
70,914	Eastman Chemical Company	5,380,954
2,270	Evonik Industries AG	61,947
90,800	Ferroglobe Representation & Warranty Insurance Trust[c,p]	9
1,369	Fuchs Petrolub SE	56,512
18,628	Granges AB	192,076
12,655	Hexpol AB	106,753
4,500	Hokuetsu Corporation	26,341
3,475	Innophos Holdings, Inc.	104,737
54,109	Innospec, Inc.	4,509,985
34,000	JFE Holdings, Inc.	578,708
26,200	JSR Corporation	407,624
26,049	Kadant, Inc.	2,291,270
31,565	Kaiser Aluminum Corporation	3,305,802
7,953	Koninklijke DSM NV	867,555
8,189	Kraton Performance Polymers, Inc.[p]	263,522
17,700	Kyoei Steel, Ltd.	252,967
2,900	Lintec Corporation	62,878
21,540	Martin Marietta Materials, Inc.	4,333,417

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Materials (0.8%) - continued
71,043	Mercer International, Inc.	$959,791
14,304	Methanex Corporation	813,325
46,550	Minerals Technologies, Inc.	2,736,675
48,700	Mitsubishi Gas Chemical Company, Inc.	697,558
74,921	Myers Industries, Inc.	1,281,898
14,900	Nippon Kayaku Company, Ltd.	176,390
1,000	Nippon Light Metal Holdings Company, Ltd.	2,200
61,800	Nippon Steel & Sumitomo Metal Corporation	1,093,899
39,051	Nucor Corporation	2,278,626
80,502	Nutanix, Inc.[p]	3,038,145
9,612	Olympic Steel, Inc.	152,542
184,438	OMNOVA Solutions, Inc.[p]	1,294,755
105,985	Owens-Illinois, Inc.	2,011,595
19,523	Packaging Corporation of America	1,940,196
98,493	Reliance Steel & Aluminum Company	8,889,978
43,956	Ryerson Holding Corporation[p]	376,263
38,929	Sandfire Resources NL	191,337
900	Sanyo Special Steel Company, Ltd.	18,485
66,191	Schweitzer-Mauduit International, Inc.	2,562,916
23,563	Scotts Miracle-Gro Company	1,851,581
3,255	SSAB AB, Class A	11,724
94,552	Steel Dynamics, Inc.	3,334,849
2,600	Taiyo Holdings Company, Ltd.	85,840
12,700	Toagosei Company, Ltd.	134,539
9,559	United States Lime & Minerals, Inc.	737,190
47,519	UPM-Kymmene Oyj	1,387,889
73,858	Verso Corporation[p]	1,582,038
19,347	WestRock Company	741,957
20,834	Worthington Industries, Inc.	777,525

	Total	81,949,635

Real Estate (1.0%)
8,277	Acadia Realty Trust	225,714
1,929	Agree Realty Corporation	133,757
30,096	Alexander & Baldwin, Inc.	765,642
19,450	Alexandria Real Estate Equities, Inc.	2,772,792
1,539	American Assets Trust, Inc.	70,579
32,576	American Campus Communities, Inc.	1,549,966
25,051	Apartment Investment & Management Company	1,259,815
25,948	Apple Hospitality REIT, Inc.	422,952
49,835	Ares Commercial Real Estate
	Corporation	756,994
29,124	Armada Hoffler Properties, Inc.	454,043
71,948	Ashford Hospitality Trust, Inc.	341,753
7,677	BBX Capital Corporation	45,448
8,636	Bluerock Residential Growth REIT, Inc.	93,096
20,538	Brandywine Realty Trust	325,733
99,563	Brixmor Property Group, Inc.	1,828,972
42,938	Camden Property Trust	4,358,207
6,184	CareTrust REIT, Inc.	145,077
2,447	Castellum AB	47,485
131,679	CBL & Associates Properties, Inc.	204,102
117,227	Cedar Realty Trust, Inc.	398,572
28,591	Chatham Lodging Trust	550,091
2,383	Chesapeake Lodging Trust	66,271
4,472	Choice Properties REIT	47,051
22,290	City Office REIT, Inc.	252,100
3,072	Columbia Property Trust, Inc.	69,151
20,126	CoreCivic, Inc.	391,451
18,624	Corepoint Lodging, Inc.	208,030

Shares	Common Stock (28.7%)	Value
Real Estate (1.0%) - continued
19,502	CoreSite Realty Corporation	$2,087,104
31,287	Corporate Office Properties Trust	854,135
141,901	Cousins Properties, Inc.	1,370,764
9,425	CubeSmart	301,977
14,517	CyrusOne, Inc.	761,271
10,400	Daito Trust Construction Company, Ltd.	1,450,987
2,230	Deutsche EuroShop AG	67,659
14,330	DiamondRock Hospitality Company	155,194
15,570	Digital Realty Trust, Inc.	1,852,830
27,137	Douglas Emmett, Inc.	1,096,878
70,790	Duke Realty Corporation	2,164,758
4,294	EastGroup Properties, Inc.	479,382
43,032	Empire State Realty Trust, Inc.	679,906
14,683	EPR Properties	1,129,123
15,634	Equity Commonwealth	511,075
17,807	Equity Lifestyle Properties, Inc.	2,035,340
24,640	Farmland Partners, Inc.	157,696
6,053	First Industrial Realty Trust, Inc.	214,034
3,482	Four Corners Property Trust, Inc.	103,067
65,274	Franklin Street Properties Corporation	469,320
45,466	Gaming and Leisure Properties, Inc.	1,753,624
39,219	GEO Group, Inc.	753,005
12,584	Getty Realty Corporation	403,066
23,708	Gladstone Commercial Corporation	492,415
3,204	Global Net Lease, Inc.	60,556
9,566	Granite REIT	457,058
4,302	H&R REIT	75,362
25,490	Healthcare Realty Trust, Inc.	818,484
46,477	Healthcare Trust of America, Inc.	1,328,777
41,181	Highwoods Properties, Inc.	1,926,447
63,635	Hospitality Properties Trust	1,674,237
95,036	Host Hotels & Resorts, Inc.	1,796,180
1,766	Howard Hughes Corporation[p]	194,260
16,925	Hudson Pacific Properties, Inc.	582,558
101,000	Hysan Development Company, Ltd.	541,380
8,050	Industrial Logistics Properties Trust	162,368
6,113	Investors Real Estate Trust	366,230
35,179	iSTAR Financial, Inc.	296,207
19,434	JBG SMITH Properties	803,596
11,406	Jones Lang LaSalle, Inc.	1,758,577
21,668	Kilroy Realty Corporation	1,645,901
22,728	Kite Realty Group Trust	363,421
11,653	Klepierre SA	407,729
19,325	Lamar Advertising Company	1,531,699
19,862	Lexington Realty Trust	179,950
12,640	Liberty Property Trust	612,029
6,321	Life Storage, Inc.	614,844
3,281	LTC Properties, Inc.	150,270
7,455	Mack-Cali Realty Corporation	165,501
55,782	Medical Properties Trust, Inc.	1,032,525
7,018	MGM Growth Properties LLC	226,330
488,244	Mirvac Group	953,741
33,328	Monmouth Real Estate Investment Corporation	439,263
5,017	National Health Investors, Inc.	394,085
22,348	National Storage Affiliates Trust	637,141
16,092	Office Properties Income Trust	444,783
31,948	Omega Healthcare Investors, Inc.	1,218,816
15,868	One Liberty Properties, Inc.	460,172
42,265	Outfront Media, Inc.	989,001
27,449	Paramount Group, Inc.	389,501
28,361	Pebblebrook Hotel Trust	880,893
41,214	Pennsylvania REIT	259,236
60,342	Physicians Realty Trust	1,135,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (28.7%)	Value
Real Estate (1.0%) - continued
11,066	Piedmont Office Realty Trust, Inc.	$230,726
27,060	PotlatchDeltic Corporation	1,022,597
2,146	PS Business Parks, Inc.	336,557
35,650	QTS Realty Trust, Inc.	1,603,894
10,825	Quebecor, Inc.	265,370
24,464	Rayonier, Inc. REIT	771,105
12,025	RE/MAX Holdings, Inc.	463,444
58,783	Realogy Holdings Corporation[g]	670,126
14,298	Redfin Corporation[g,p]	289,820
10,419	Retail Opportunity Investments Corporation	180,665
73,883	Retail Properties of America, Inc.	900,634
22,966	RLJ Lodging Trust	403,513
3,193	RMR Group, Inc.	194,709
29,000	Road King Infrastructure, Ltd.	65,836
28,366	RPT Realty	340,676
12,016	Ryman Hospitality Properties	988,196
56,704	Sabra Health Care REIT, Inc.	1,104,027
4,325	Saul Centers, Inc.	222,175
29,662	SBA Communications Corporation[p]	5,922,315
25,852	Scentre Group	75,464
75,771	Senior Housing Property Trust	892,582
11,411	Seritage Growth Properties	507,105
14,802	SITE Centers Corporation	201,603
21,218	Spirit Realty Capital, Inc.	842,991
29,296	St. Joe Company[p]	483,091
10,651	STAG Industrial, Inc.	315,802
26,971	Store Capital Corporation	903,529
52,095	Summit Hotel Properties, Inc.	594,404
26,135	Sunstone Hotel Investors, Inc.	376,344
5,500	Swire Pacific, Ltd.	70,845
16,017	Tanger Factory Outlet Centers, Inc.	336,037
10,915	Taubman Centers, Inc.	577,185
27,106	Terreno Realty Corporation	1,139,536
20,163	UMH Properties, Inc.	283,895
2,265	Universal Health Realty Income Trust	171,483
39,079	Urban Edge Properties	742,501
15,777	Urstadt Biddle Properties, Inc.	325,637
59,116	VICI Properties, Inc.	1,293,458
120,985	Vicinity Centres	223,383
80,505	Washington Prime Group, Inc.	454,853
4,977	Washington REIT	141,247
22,686	Weingarten Realty Investors	666,288
4,011	Weyerhaeuser Company	105,650
77,400	Wing Tai Holdings, Ltd.	116,068
11,177	Xenia Hotels & Resorts, Inc.	244,888

	Total	95,165,849

Utilities (0.2%)
72,433	AGL Energy, Ltd.	1,119,655
48,750	Alliant Energy Corporation	2,297,587
27,360	Artesian Resources Corporation	1,019,707
66,223	Clearwater Energy, Inc., Class C	1,000,630
41,100	CMS Energy Corporation	2,282,694
21,487	Consolidated Water Company, Ltd.	276,538
47,216	Enagas SA	1,374,579
27,325	Entergy Corporation	2,613,090
69,790	Exelon Corporation	3,498,573
57,916	MDU Resources Group, Inc.	1,495,970
13,267	Middlesex Water Company	742,819
13,762	New Jersey Resources Corporation	685,210
9,674	NorthWestern Corporation	681,146
23,424	PNM Resources, Inc.	1,108,892
34,460	Public Service Enterprise Group, Inc.	2,047,269
8,963	Southwest Gas Holdings, Inc.	737,296
30,548	UGI Corporation	1,692,970

Shares	Common Stock (28.7%)	Value
Utilities (0.2%) - continued
3,581	Unitil Corporation	$193,983

	Total	24,868,608

	Total Common Stock (cost $2,231,066,785)	2,878,000,311

Contracts	Options Purchased (<0.1%)	Value
	FNMA Conventional 30-Yr. Pass Through Put Option
210	$99.73, expires 6/7/2019[c]	97,125

	Total Options Purchased (cost $295,312)	97,125

Shares	Collateral Held for Securities Loaned (0.4%)	Value
41,433,107	Thrivent Cash Management Trust	41,433,107

	Total Collateral Held for Securities Loaned (cost $41,433,107)	41,433,107

Shares or Principal Amount	Short-Term Investments (11.0%)	Value
	Federal Home Loan Bank Discount Notes
9,000,000	2.380%, 4/3/2019[m,q]	8,998,790
1,400,000	2.383%, 4/8/2019[m,q]	1,399,341
13,500,000	2.385%, 4/10/2019[m,q]	13,491,833
5,300,000	2.400%, 5/10/2019[m,q]	5,286,105
10,300,000	2.415%, 5/20/2019[m,q]	10,266,073
2,700,000	2.415%, 5/21/2019[m,q]	2,690,925
200,000	2.425%, 5/30/2019[m,q]	199,207
	Thrivent Core Short-Term Reserve Fund
105,820,340	2.730%	1,058,203,403

	Total Short-Term Investments (cost $1,100,530,385)	1,100,535,677

	Total Investments (cost $9,763,779,002) 108.6%	$10,902,404,278

	Other Assets and Liabilities, Net (8.6%)	(867,931,341)

	Total Net Assets 100.0%	$10,034,472,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $346,561,242 or 3.5% of total net assets.

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period.

The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
o	Defaulted security. Interest is not being accrued.
p	Non-income producing security.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$29,401,778
Long-Term Fixed Income	9,552,222
Total lending	$38,954,000
Gross amount payable upon return of collateral for securities loaned	$41,433,107
Net amounts due to counterparty	$2,479,107

Definitions:
ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	12,226,526	–	4,096,498	8,130,028
Capital Goods	17,053,313	–	17,053,313	–
Communications Services	35,949,438	–	35,443,945	505,493
Consumer Cyclical	23,708,837	–	17,541,719	6,167,118
Consumer Non-Cyclical	34,621,190	–	32,468,440	2,152,750
Energy	14,545,025	–	13,678,250	866,775
Financials	24,977,542	–	24,977,542	–
Technology	10,283,451	–	10,283,451	–
Utilities	6,988,649	–	6,988,649	–
Registered Investment Companies
Affiliated	3,025,116,885	3,025,116,885	–	–
Unaffiliated	83,448,913	83,448,913	–	–
Long-Term Fixed Income
Asset-Backed Securities	110,777,834	–	110,777,834	–
Basic Materials	44,644,849	–	44,644,849	–
Capital Goods	49,264,789	–	49,264,789	–
Collateralized Mortgage Obligations	60,953,975	–	60,953,975	–
Commercial Mortgage-Backed Securities	138,663,305	–	138,663,305	–
Communications Services	103,931,959	–	103,931,959	–
Consumer Cyclical	69,908,532	–	69,908,532	–
Consumer Non-Cyclical	144,402,288	–	144,402,288	–
Energy	120,557,543	–	120,557,543	–
Financials	307,740,109	–	307,740,109	–
Foreign Government	1,261,986	–	1,261,986	–
Mortgage-Backed Securities	853,201,546	–	853,201,546	–
Technology	69,286,436	–	69,286,436	–
Transportation	10,101,135	–	10,101,135	–
U.S. Government & Agencies	832,149,277	–	832,149,277	–
Utilities	77,089,858	–	77,089,858	–
Common Stock
Communications Services	205,017,006	198,932,730	6,084,276	–
Consumer Discretionary	338,630,027	323,872,619	14,757,408	–
Consumer Staples	114,209,353	101,762,060	12,447,293	–
Energy	96,632,258	94,497,126	2,135,132	–
Financials	417,336,786	407,529,014	9,807,772	–
Health Care	410,827,550	402,438,473	8,389,077	–
Industrials	411,042,338	399,678,290	11,364,048	–
Information Technology	682,320,901	673,396,238	8,924,663	–
Materials	81,949,635	72,726,840	9,222,786	9
Real Estate	95,165,849	90,300,431	4,865,418	–
Utilities	24,868,608	22,374,374	2,494,234	–
Options Purchased	97,125	–	–	97,125
Short-Term Investments	42,332,274	–	42,332,274	–
Subtotal Investments in Securities	$9,203,284,900	$5,896,073,993	$3,289,291,609	$17,919,298
Other Investments *	Total
Affiliated Registered Investment Companies	599,482,868
Affiliated Short-Term Investments	1,058,203,403
Collateral Held for Securities Loaned	41,433,107
Subtotal Other Investments	$1,699,119,378
Total Investments at Value	$10,902,404,278

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	30,241,608	30,241,608	–	–
Total Asset Derivatives	$30,241,608	$30,241,608	$–	$–
Liability Derivatives
Futures Contracts	9,055,821	9,055,821	–	–
Call Options Written	654,281	–	–	654,281
Total Liability Derivatives	$9,710,102	$9,055,821	$–	$654,281

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $62,677,985 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	697	June 2019	$147,994,846	$531,497
CBOT 5-Yr. U.S. Treasury Note	1,614	June 2019	185,148,493	1,798,109
CBOT U.S. Long Bond	1,148	June 2019	166,607,254	5,198,121
CME E-mini S&P 500 Index	3,180	June 2019	441,455,264	9,754,936
CME Ultra Long Term U.S. Treasury Bond	222	June 2019	35,656,019	1,639,981
ICE mini MSCI EAFE Index	1,027	June 2019	94,362,887	1,476,753
ICE US mini MSCI Emerging Markets Index	8,389	June 2019	433,684,219	9,842,211
Total Futures Long Contracts			$1,504,908,982	$30,241,608
CBOT 10-Yr. U.S. Treasury Note	(113)	June 2019	($13,824,480)	($212,239)
CBOT Ultra 10-Yr. U.S. Treasury Note	(197)	June 2019	(25,609,366)	(548,540)
CME E-mini Russell 2000 Index	(6,410)	June 2019	(492,117,617)	(2,670,283)
CME E-mini S&P Mid-Cap 400 Index	(2,033)	June 2019	(380,848,541)	(5,624,759)
Total Futures Short Contracts			($912,400,004)	($9,055,821)
Total Futures Contracts			$592,508,978	$21,185,787

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The following table presents Moderate Allocation Portfolio’s options contracts held as of March 29, 2019.

Option Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Appreciation/ (Depreciation)
FNMA Conventional 30-Yr. Pass
Through Put Option	JPM	210	$99.73	June 2019	212,625,000	$97,125	($198,188)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Purchased Contracts						$97,125	($198,188)
FNMA Conventional 30-Yr. Pass
Through Call Option(*)	JPM	(210)	$100.90	April 2019	212,912,110	($982,406)	($654,281)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts						($982,406)	($654,281)

(*) Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty:
JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$169,164	$2,629	$–	18,827	$178,853	1.8%
Core International Equity	88,641	–	–	10,367	97,350	1.0
Core Low Volatility Equity	283,487	–	–	29,046	323,280	3.2
High Yield	175,804	2,611	–	40,260	188,974	1.9
Income	541,636	4,965	–	56,632	570,749	5.7
Large Cap Stock	308,131	–	–	25,139	343,556	3.4
Large Cap Value	548,101	–	–	33,377	603,193	6.0
Limited Maturity Bond	322,548	2,015	–	33,380	328,493	3.2
Mid Cap Stock	315,657	–	–	18,441	363,822	3.6
Partner Worldwide Allocation	476,513	–	–	54,199	526,371	5.3
Small Cap Stock	85,793	–	–	4,946	99,959	1.0
Total Affiliated Registered Investment Companies	3,315,475				3,624,600	36.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	1,097,492	490,762	530,051	105,820	1,058,203	10.6
Total Affiliated Short-Term Investments	1,097,492				1,058,203	10.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	60,281	198,895	217,743	41,433	41,433	0.4
Total Collateral Held for Securities Loaned	60,281				41,433	0.4
Total Value	$4,473,248				$4,724,236

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$7,059	–	$1,982
Core International Equity	–	8,709	–	–
Core Low Volatility Equity	–	39,793	–	–
High Yield	–	10,559	–	2,605
Income	–	24,148	–	4,894
Large Cap Stock	–	35,425	–	–
Large Cap Value	–	55,092	–	–
Limited Maturity Bond	–	3,930	–	2,006
Mid Cap Stock	–	48,164	–	–
Partner Worldwide Allocation	–	49,858	–	–
Small Cap Stock	–	14,167	–	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	7,532
Total Income from Affiliated Investments				$19,019
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	57
Total Affiliated Income from Securities Loaned, Net				$57
Total Value	$–	$296,904	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$504,848	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b,c]	$502,324
	Ball Metalpack Finco, LLC, Term Loan
223,312	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	222,196
	Big River Steel, LLC, Term Loan
438,325	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	439,421
	Chemours Company, Term Loan
504,900	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	498,745
	Contura Energy, Inc., Term Loan
1,101,063	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	1,087,299
	MRC Global (US), Inc., Term Loan
435,589	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	434,500
	Peabody Energy Corporation, Term Loan
356,400	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b,c]	354,618
	Pixelle Specialty Solutions, LLC, Term Loan
593,513	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	574,965
	Starfruit US Holdco, LLC, Term Loan
265,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	260,861

	Total	4,374,929

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
444,312	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	442,091
	Flex Acquisition Company, Inc. Term Loan
1,626,825	5.876%, (LIBOR 3M + 3.250%), 6/22/2025[b]	1,573,953
	GFL Environmental, Inc., Term Loan
646,255	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	623,533
	Navistar, Inc., Term Loan
108,900	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	108,401
	Sotera Health Holdings, LLC, Term Loan
440,566	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	432,490
	Vertiv Group Corporation, Term Loan
1,220,969	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,144,659

	Total	4,325,127

Communications Services (0.2%)
	Altice France SA, Term Loan
304,575	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	282,874
	CBS Radio, Inc., Term Loan
72,840	5.249%, (LIBOR 1M + 2.750%), 11/17/2024[b]	70,728

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.2%) - continued
	CenturyLink, Inc., Term Loan
$1,841,340	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,803,372
	Charter Communications Operating, LLC, Term Loan
844,312	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	837,980
	CSC Holdings, LLC, Term Loan
88,425	4.734%, (LIBOR 1M + 2.250%), 7/17/2025[b]	85,788
	Frontier Communications Corporation, Term Loan
1,048,794	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,022,574
	Gray Television, Inc., Term Loan
64,914	4.732%, (LIBOR 1M + 2.250%), 2/7/2024[b]	64,037
	HCP Acquisition, LLC, Term Loan
556,645	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	547,772
	Intelsat Jackson Holdings SA, Term Loan
685,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	674,081
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,910,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	2,879,096
170,000	9.234%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	164,900
	Mediacom Illinois, LLC, Term Loan
267,300	4.160%, (LIBOR 1W + 1.750%), 2/15/2024[b]	263,290
	NEP Group, Inc., Term Loan
718,200	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b,d,e]	711,197
70,000	9.496%, (LIBOR 1M + 7.000%), 10/19/2026[b]	68,600
	SBA Senior Finance II, LLC, Term Loan
377,150	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	368,785
	Sprint Communications, Inc., Term Loan
1,470,000	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,429,575
503,738	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	495,552
	Syniverse Holdings, Inc., Term Loan
193,050	7.484%, (LIBOR 1M + 5.000%), 3/9/2023[b]	176,834
	TNS, Inc., Term Loan
396,076	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	390,531
	Unitymedia Finance, LLC, Term Loan
130,000	4.734%, (LIBOR 1M + 2.250%), 1/15/2026[b]	128,448
	Univision Communications, Inc., Term Loan
1,079,201	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,015,193
	Virgin Media Bristol, LLC, Term Loan
130,000	4.984%, (LIBOR 1M + 2.500%), 1/15/2026[b]	128,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.2%) - continued
	WideOpenWest Finance, LLC, Term Loan
$515,155	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	$495,193
	Windstream Services, LLC, Term Loan
799,211	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	799,835

	Total	14,904,749

Consumer Cyclical (0.1%)
	Boyd Gaming Corporation, Term Loan
54,544	4.658%, (LIBOR 1W + 2.250%), 9/15/2023[b]	54,016
	Cengage Learning, Inc., Term Loan
1,035,896	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	929,716
	Eldorado Resorts, Inc., Term Loan
39,590	4.875%, (LIBOR 2M + 2.250%), 4/17/2024[b]	39,194
	Four Seasons Hotels, Ltd., Term Loan
444,318	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	440,337
	Golden Entertainment, Inc., Term Loan
957,875	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	948,296
155,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	151,125
	Golden Nugget, LLC, Term Loan
116,875	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	115,615
	Mohegan Gaming and Entertainment, Term Loan
743,100	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	702,230
	Penn National Gaming, Inc. Term Loan
374,063	4.749%, (LIBOR 1M + 2.250%), 10/15/2025[b]	369,854
	Scientific Games International, Inc., Term Loan
1,834,492	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,784,704
	Stars Group Holdings BV, Term Loan
1,056,158	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,053,275
	Tenneco, Inc., Term Loan
693,263	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	660,333
	Wyndham Hotels & Resorts, Inc., Term Loan
308,450	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	304,064

	Total	7,552,759

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,968,152	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,850,890
54,313	6.736%, (LIBOR 1M + 4.250%), 3/14/2025[b]	50,986

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Albertson’s, LLC, Term Loan
$789,670	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	$782,074
847,875	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	836,378
	Amneal Pharmaceuticals, LLC, Term Loan
501,096	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	499,217
	Bausch Health Companies, Inc., Term Loan
915,750	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	909,212
	Endo International plc, Term Loan
767,412	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	751,940
	Energizer Holdings, Inc., Term Loan
695,000	4.734%, (LIBOR 1M + 2.250%), 1/2/2026[b,c]	686,313
	Grifols Worldwide Operations USA, Inc., Term Loan
671,300	4.660%, (LIBOR 1W + 2.250%), 1/31/2025[b]	666,547
	JBS USA LUX SA, Term Loan
1,249,500	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	1,239,666
	Libbey Glass, Inc., Term Loan
64,619	5.493%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	57,511
	Mallinckrodt International Finance SA, Term Loan
114,930	5.693%, (LIBOR 3M + 3.000%), 2/24/2025[b]	108,129
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,545,632	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,418,117
	Ortho-Clinical Diagnostics SA, Term Loan
1,360,883	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,309,279
	Plantronics, Inc., Term Loan
1,277,505	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	1,251,955
	Revlon Consumer Products Corporation, Term Loan
563,851	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	406,914

	Total	12,825,128

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
445,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	419,635
	Calpine Corporation, Term Loan
546,483	5.110%, (LIBOR 3M + 2.500%), 1/15/2024[b]	540,619
	Consolidated Energy Finance SA, Term Loan
401,963	4.989%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	387,894
	HFOTCO, LLC, Term Loan
1,042,125	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,035,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Energy (0.1%) - continued
	McDermott Technology (Americas), Inc., Term Loan
$735,075	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	$702,996
	Radiate Holdco, LLC, Term Loan
1,678,589	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,638,740

	Total	4,725,496

Financials (0.1%)
	Air Methods Corporation, Term Loan
589,233	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	440,086
	Avolon TLB Borrower 1 US, LLC, Term Loan
630,257	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	624,516
	Cyxtera DC Holdings, Inc., Term Loan
112,987	5.600%, (LIBOR 3M + 3.000%), 5/1/2024[b]	109,222
70,000	9.860%, (LIBOR 3M + 7.250%), 5/1/2025[b]	63,350
	Digicel International Finance, Ltd., Term Loan
1,107,187	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	980,558
	DTZ U.S. Borrower, LLC, Term Loan
741,275	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	733,862
	Genworth Holdings, Inc., Term Loan
173,688	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	173,146
	GGP Nimbus LP, Term Loan
796,000	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	765,155
	Grizzly Finco, Term Loan
298,500	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	297,231
	Harland Clarke Holdings Corporation, Term Loan
888,736	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	795,419
	Level 3 Parent, LLC, Term Loan
115,000	4.736%, (LIBOR 1M + 2.250%), 2/22/2024[b]	113,538
	MoneyGram International, Inc., Term Loan
700,782	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b,d,e]	655,231
	Sable International Finance, Ltd., Term Loan
1,565,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,558,161
	Trans Union, LLC, Term Loan
307,675	4.499%, (LIBOR 1M + 2.000%), 6/19/2025[b]	303,189
	Tronox Blocked Borrower, LLC, Term Loan
300,039	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	298,446
	Tronox Finance, LLC, Term Loan
647,991	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	644,550

	Total	8,555,660

Principal Amount	Bank Loans (1.0%)[a]	Value
Technology (0.1%)
	First Data Corporation, Term Loan
$220,000	4.486%, (LIBOR 1M + 2.000%), 4/26/2024[b]	$219,309
	Micron Technology, Inc., Term Loan
395,929	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	395,236
	Rackspace Hosting, Inc., Term Loan
1,287,533	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,202,968
	SS&C Technologies Holdings Europe SARL, Term Loan
195,761	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	193,953
	SS&C Technologies, Inc., Term Loan
218,882	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	216,811
272,270	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	269,754
	Worldpay, LLC, Term Loan
1,291,950	4.208%, (LIBOR 1W + 1.750%), 8/20/2024[b]	1,288,410

	Total	3,786,441

Utilities (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
1,346,025	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,302,279
	Core and Main, LP, Term Loan
503,625	5.626%, (LIBOR 3M + 3.000%), 8/1/2024[b]	499,007
	EnergySolutions, LLC, Term Loan
322,562	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	283,317
	Talen Energy Supply, LLC, Term Loan
435,745	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	431,117
	TerraForm Power Operating, LLC, Term Loan
237,594	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	231,357

	Total	2,747,077

	Total Bank Loans (cost $65,572,137)	63,797,366

Shares	Registered Investment Companies (43.2%)	Value
Affiliated (42.1%)
6,619,406	Thrivent Core Emerging Markets Debt Fund	62,884,361
21,771,549	Thrivent Core International Equity Fund	204,434,843
19,329,059	Thrivent Core Low Volatility Equity Fund	215,132,431
12,342,863	Thrivent High Yield Portfolio	57,934,929
16,634,980	Thrivent Income Portfolio	167,650,654
27,128,888	Thrivent Large Cap Stock Portfolio	370,756,953
23,989,535	Thrivent Large Cap Value Portfolio	433,541,272
9,985,882	Thrivent Limited Maturity Bond Portfolio	98,270,068
22,324,213	Thrivent Mid Cap Stock Portfolio	440,432,175
54,248,760	Thrivent Partner Worldwide Allocation Portfolio	526,853,103

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Registered Investment Companies (43.2%)	Value
Affiliated (42.1%) - continued
5,079,219	Thrivent Small Cap Stock Portfolio	$102,653,058

	Total	2,680,543,847

Unaffiliated (1.1%)
20,000	Invesco Senior Loan ETF	452,800
26,173	iShares Dow Jones U.S. Real Estate Index Fund ETF	2,278,098
32,279	iShares Russell 2000 Growth Index Fund[g]	6,347,988
17,859	iShares Russell 2000 Index Fund	2,734,034
13,271	iShares Russell 2000 Value Index Fund	1,591,193
70,000	iShares Short-Term Corporate Bond ETF	3,697,400
17,256	ProShares Ultra S&P 500	2,032,757
95,256	SPDR S&P 500 ETF Trust	26,907,915
71,718	SPDR S&P Biotech ETF[g]	6,493,348
24,814	SPDR S&P Retail ETF[g]	1,116,878
8,946	SPDR S&P Semiconductor ETF	702,351
4,431	VanEck Vectors Semiconductor ETF	471,148
131,885	Vanguard Real Estate ETF	11,462,125
41,995	Vanguard Short-Term Corporate Bond ETF	3,349,521

	Total	69,637,556

	Total Registered Investment Companies (cost $2,379,254,578)	2,750,181,403

Shares	Common Stock (36.0%)	Value
Communications Services (2.5%)
218,893	Activision Blizzard, Inc.	9,966,198
39,073	Alphabet, Inc., Class Ah	45,984,623
16,618	Alphabet, Inc., Class Ch	19,498,066
97,518	AT&T, Inc.	3,058,164
83,340	Auto Trader Group plc[i]	566,831
65,681	CBS Corporation	3,121,818
123,490	Comcast Corporation	4,937,130
19,600	DISH Network Corporation[h]	621,124
7,632	EchoStar Corporation[h]	278,186
210,558	Facebook, Inc.[h]	35,097,913
6,345	Hemisphere Media Group, Inc.[h]	89,464
15,670	IAC/InterActive Corporation[h]	3,292,424
1,425	Ipsos SA	35,687
71,798	ITV plc	118,966
27,364	John Wiley and Sons, Inc.	1,210,036
129,389	KCOM Group plc	118,472
24,900	KDDI Corporation	536,279
20,453	Liberty Latin America, Ltd.[h]	395,561
36,504	Liberty Media Corporation - Liberty SiriusXM[h]	1,395,913
2,369	Lyft, Inc.[h]	185,469
42,108	Mediaset Espana Comunicacion SA	314,661
205,799	News Corporation, Class A	2,560,140
173,937	News Corporation, Class B	2,172,473
192,640	ORBCOMM, Inc.[h]	1,306,099
3,550	Rightmove plc	23,605
18,782	Seven West Media, Ltd.[h]	6,558
33,897	Take-Two Interactive Software, Inc.[h]	3,198,860
44,272	Telenor ASA	886,500
180,166	Telstra Corporation, Ltd.	424,843
151,039	Tencent Holdings, Ltd., ADR	6,944,773
14,500	TV Asahi Holdings Corporation	255,095
19,525	Twitter, Inc.[h]	641,982
134,659	Verizon Communications, Inc.	7,962,387

Shares	Common Stock (36.0%)	Value
Communications Services (2.5%) - continued
3,441	Wolters Kluwer NV	$234,434

	Total	157,440,734

Consumer Discretionary (4.4%)
28,419	Amazon.com, Inc.[h]	50,607,134
36,875	American Axle & Manufacturing Holdings, Inc.[h]	527,681
1,800	AOKI Holdings, Inc.	18,866
1,600	Aoyama Trading Company, Ltd.	36,399
20,246	Aptiv plc	1,609,355
2,100	Autobacs Seven Company, Ltd.	34,917
24,568	Barratt Developments plc	191,909
6,200	Benesse Holdings, Inc.	161,344
9,832	Berkeley Group Holdings plc	472,675
8,992	Booking Holdings, Inc.[h]	15,690,231
56,540	BorgWarner, Inc.	2,171,701
1,158	Bovis Homes Group plc	16,052
10,500	Bridgestone Corporation	404,602
52,407	Bright Horizons Family Solutions, Inc.[h]	6,661,454
26,578	Bunzl plc	877,240
2,497	Burberry Group plc	63,641
46,454	Burlington Stores, Inc.[h]	7,278,413
56,875	Canada Goose Holdings, Inc.[g,h]	2,731,137
10,235	Carnival plc	505,895
8,063	Century Casinos, Inc.[h]	73,051
58,598	Children’s Place, Inc.[g]	5,700,413
5,580	Chipotle Mexican Grill, Inc.[h]	3,963,530
2,300	Chiyoda Company, Ltd.	37,024
1,725	Cie Generale des Etablissements Michelin	203,800
50,700	Citizen Watch Company, Ltd.	283,310
1,507	Compass Group plc	35,458
82,463	Core-Mark Holding Company, Inc.	3,061,851
4,904	Countryside Properties plc[i]	20,758
70,734	Crocs, Inc.[h]	1,821,400
27,127	CSS Industries, Inc.	162,491
24,717	Culp, Inc.	475,308
25,863	D.R. Horton, Inc.	1,070,211
16,800	Denso Corporation	656,363
124,760	Duluth Holdings, Inc.[g,h]	2,974,278
36,892	Emerald Expositions Events, Inc.	468,528
9,281	Etsy, Inc.[h]	623,869
1,000	Exedy Corporation	21,724
29,862	Expedia Group, Inc.	3,553,578
173,289	Extended Stay America, Inc.	3,110,538
57,814	Five Below, Inc.[h]	7,183,389
441	Genuine Parts Company	49,405
63,901	G-III Apparel Group, Ltd.[h]	2,553,484
3,754	Gildan Activewear, Inc.	134,979
42,525	Harley-Davidson, Inc.	1,516,442
5,777	Haverty Furniture Companies, Inc.	126,401
34,216	Home Depot, Inc.	6,565,708
3,200	Honda Motor Company, Ltd.	86,914
11,456	Inchcape plc	85,242
96,858	International Game Technology plc	1,258,185
25,286	International Speedway Corporation	1,103,228
87,159	Knoll, Inc.	1,648,177
179,647	Las Vegas Sands Corporation	10,951,281
64,420	Lowe’s Companies, Inc.	7,052,057
4,250	Lululemon Athletica, Inc.[h]	696,448
9,171	Magna International, Inc.	446,536
29,817	Marks and Spencer Group plc	108,215
13,146	Marriott Vacations Worldwide Corporation	1,229,151
54,915	McDonald’s Corporation	10,428,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (36.0%)	Value
Consumer Discretionary (4.4%) - continued
55,511	Modine Manufacturing Company[h]	$769,938
25,753	Moneysupermarket.com Group plc	124,857
56,237	Netflix, Inc.[h]	20,051,865
16,700	NHK Spring Company, Ltd.	150,283
332,097	NIKE, Inc.	27,965,888
118,100	Nissan Motor Company, Ltd.	969,855
58,890	Norwegian Cruise Line Holdings, Ltd.[h]	3,236,594
2,100	Onward Holdings Company, Ltd.	11,118
4,547	O’Reilly Automotive, Inc.[h]	1,765,600
42,318	Oxford Industries, Inc.	3,184,853
18,769	Park Hotels & Resorts, Inc.	583,341
1,284	Peugeot SA	31,332
106,792	Planet Fitness, Inc.[h]	7,338,746
6,413	Playa Hotels and Resorts NVh	48,931
1,500	Plenus Company, Ltd.	23,946
9,333	PVH Corporation	1,138,159
245,644	Red Rock Resorts, Inc.	6,349,897
22,650	Redrow plc	177,481
4,775	RHg,h	491,586
26,225	Ross Stores, Inc.	2,441,548
4,500	Sangetsu Company, Ltd.	81,784
62,900	Sekisui House, Ltd.	1,042,345
1,300	SHIMAMURA Company, Ltd.	110,177
3,024	SmartCentres Real Estate Investment Trust	79,223
132,940	Starbucks Corporation	9,882,760
38,200	Sumitomo Rubber Industries, Ltd.	458,805
7,245	Super Retail Group, Ltd.	41,364
700	Takara Standard Company, Ltd.	10,736
27,633	Taylor Wimpey plc	63,203
16,957	Texas Roadhouse, Inc.	1,054,556
84,467	Toll Brothers, Inc.	3,057,705
53,513	Tower International, Inc.	1,125,378
20,300	Toyoda Gosei Company, Ltd.	430,991
400	TS Tech Company, Ltd.	11,548
14,549	Ulta Beauty, Inc.[h]	5,073,673
1,700	United Arrows, Ltd.	59,219
23,194	Vail Resorts, Inc.	5,040,056
2,900	WH Smith plc	80,229
35,333	Wingstop, Inc.	2,686,368
57,700	Yahoo Japan Corporation	141,518
45,402	Zumiez, Inc.[h]	1,130,056

	Total	280,119,242

Consumer Staples (1.5%)
121,412	Altria Group, Inc.	6,972,691
53,243	Archer-Daniels-Midland Company	2,296,371
2,800	Arcs Company, Ltd.	61,676
25,974	Calavo Growers, Inc.[g]	2,177,920
3,410	Carlsberg AS	426,414
66,461	Casey’s General Stores, Inc.	8,558,183
9,685	Central Garden & Pet Company[h]	247,549
5,013	Central Garden & Pet Company, Class Ah	116,552
73,850	Colgate-Palmolive Company	5,061,679
261,187	Cott Corporation	3,815,942
15,951	Empire Company, Ltd.	345,316
3,431	ForFarmers BV	28,227
823	Glanbia plc	16,101
179,142	Hain Celestial Group, Inc.[h]	4,141,763
29,792	Imperial Brands plc	1,019,106
1,520	Inter Parfums, Inc.	115,322
54,500	Japan Tobacco, Inc.	1,349,847
36,783	John B. Sanfilippo & Son, Inc.	2,643,594
10,980	Kimberly-Clark Corporation	1,360,422

Shares	Common Stock (36.0%)	Value
Consumer Staples (1.5%) - continued
20,515	Koninklijke Ahold Delhaize NV	$546,189
527	L’Oreal SA	141,917
800	Ministop Company, Ltd.	12,391
7,491	Molson Coors Brewing Company	446,838
277,742	Monster Beverage Corporation[h]	15,159,158
72,609	PepsiCo, Inc.	8,898,233
124,379	Philip Morris International, Inc.	10,993,860
6,975	Seneca Foods Corporation[h]	171,585
10,405	SpartanNash Company	165,127
7,400	Sugi Holdings Company, Ltd.	326,569
7,500	Sundrug Company, Ltd.	206,988
297,015	SunOpta, Inc.[h]	1,027,672
12,363	Swedish Match AB	630,795
11,500	TreeHouse Foods, Inc.[h]	742,325
200	TSURUHA Holdings, Inc.	16,289
164,690	Turning Point Brands, Inc.	7,590,562
14,917	Unilever NV	869,686
21,363	Unilever plc	1,229,716
63,717	Wal-Mart Stores, Inc.	6,214,319

	Total	96,144,894

Energy (1.0%)
68,814	Abraxas Petroleum Corporation[h]	86,018
310,565	Archrock, Inc.	3,037,326
59,327	BP plc ADR	2,593,777
494,215	Callon Petroleum Company[h]	3,731,323
54,535	Chevron Corporation	6,717,621
63,128	Comstock Resources, Inc.[g,h]	437,477
14,246	Concho Resources, Inc.	1,580,736
4,778	Contura Energy, Inc.[h]	276,742
19,327	Diamondback Energy, Inc.	1,962,270
9,241	EQT Corporation	191,658
22,319	Era Group, Inc.[h]	257,561
417,793	Euronav NV	3,405,013
5,631	Evolution Petroleum Corporation	38,009
54,545	Exterran Corporation[h]	919,083
85,905	Exxon Mobil Corporation	6,941,124
69,738	Forum Energy Technologies, Inc.[h]	356,361
556	Gaztransport Et Technigaz SA	50,611
170,832	Gran Tierra Energy, Inc.[h]	387,789
55,950	Halliburton Company	1,639,335
170,928	Marathon Oil Corporation	2,856,207
40,330	Marathon Petroleum Corporation	2,413,751
4,026	Matrix Service Company[h]	78,829
32,187	McDermott International, Inc.[h]	239,471
81,069	Nabors Industries, Ltd.	278,877
191,096	Nine Energy Service, Inc.[h]	4,328,324
18,481	Pacific Drilling SAh	262,061
49,164	Par Pacific Holdings, Inc.[h]	875,611
123,662	Patterson-UTI Energy, Inc.	1,733,741
37,416	Pioneer Energy Services Corporation[h]	66,226
51,373	Pioneer Natural Resources Company	7,823,081
1,653	Royal Dutch Shell plc, Class A	51,947
35,995	Royal Dutch Shell plc, Class B	1,137,649
5,569	SEACOR Holdings, Inc.[h]	235,457
45,454	Superior Energy Services, Inc.[h]	212,270
132,969	Talos Energy, Inc.[h]	3,531,657
122,205	TechnipFMC plc	2,874,262
65,577	Teekay Tankers, Ltd.[h]	63,616
29,370	Transocean, Ltd.[h]	255,813
95,427	Unit Corporation[h]	1,358,881
39,075	WPX Energy, Inc.[h]	512,273

	Total	65,799,838

Financials (5.0%)
6,646	Aareal Bank AG	205,237

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (36.0%)	Value
Financials (5.0%) - continued
1,567	AB Industrivarden	$32,861
44,660	Aflac, Inc.	2,233,000
24,099	AG Mortgage Investment Trust, Inc.	405,827
1,807	Alleghany Corporation[h]	1,106,607
1,737	Allianz SE	387,088
50,057	Allstate Corporation	4,714,368
30,600	Ally Financial, Inc.	841,194
20,980	American Express Company	2,293,114
115,628	American Financial Group, Inc.	11,124,570
25,160	American International Group, Inc.	1,083,390
654	Ameriprise Financial, Inc.	83,777
31,174	Ameris Bancorp	1,070,827
23,679	Arch Capital Group, Ltd.[h]	765,305
14,258	Argo Group International Holdings, Ltd.	1,007,470
26,167	Arlington Asset Investment Corporation[g]	208,289
5,356	ARMOUR Residential REIT, Inc.	104,603
32,060	Arthur J. Gallagher & Company	2,503,886
121,542	Assured Guaranty, Ltd.	5,400,111
36,750	Axos Financial, Inc.[h]	1,064,280
27,571	Banca Monte dei Paschi di Siena SPA[g,h]	38,606
84,165	BancorpSouth Bank	2,375,136
618,312	Bank of America Corporation	17,059,228
5,161	Bank of Marin Bancorp	210,001
2,019	Bank of New York Mellon Corporation	101,818
24,909	BankFinancial Corporation	370,397
15,809	Bankinter SA	120,493
22,609	Berkshire Hathaway, Inc.[h]	4,541,922
61,040	Blackstone Group, LP	2,134,569
17,165	BOK Financial Corporation	1,399,806
100,730	Boston Private Financial Holdings, Inc.	1,104,001
315,462	BrightSphere Investment Group	4,277,665
35,982	Brown & Brown, Inc.	1,061,829
5,114	Byline Bancorp, Inc.[h]	94,507
65,651	Capital One Financial Corporation	5,363,030
21,237	Cathay General Bancorp	720,147
19,247	Cboe Global Markets, Inc.	1,836,934
47,437	Central Pacific Financial Corporation	1,368,083
245,120	Charles Schwab Corporation	10,481,331
14,080	Chubb, Ltd.	1,972,326
39,871	CI Financial Corporation	544,204
20,970	Cincinnati Financial Corporation	1,801,323
174,943	Citigroup, Inc.	10,884,953
19,052	CNP Assurances	419,489
33,629	Colony Capital, Inc.	178,906
67,030	Comerica, Inc.	4,914,640
43,219	Community Trust Bancorp, Inc.	1,774,572
4,908	Deutsche Pfandbriefbank AGi	60,215
28,608	Direct Line Insurance Group plc	131,604
79,230	Discover Financial Services	5,638,007
14,599	DnB ASA	268,911
229,755	Dynex Capital, Inc.	1,399,208
125,659	E*TRADE Financial Corporation	5,834,347
95,548	East West Bancorp, Inc.	4,583,438
13,792	Ellington Residential Mortgage REIT	164,125
9,063	Employers Holdings, Inc.	363,517
37,514	Enterprise Financial Services Corporation	1,529,446
54,128	Essent Group, Ltd.[h]	2,351,862
8,867	Euronext NVi	562,558
8,501	FBL Financial Group, Inc.	533,183
116,964	Fifth Third Bancorp	2,949,832
27,247	Financial Institutions, Inc.	740,573

Shares	Common Stock (36.0%)	Value
Financials (5.0%) - continued
18,536	Finecobank Banca Fineco SPA	$244,219
41,427	First American Financial Corporation	2,133,490
49,575	First Busey Corporation	1,209,630
4,888	First Citizens BancShares, Inc.	1,990,394
60,539	First Defiance Financial Corporation	1,739,891
21,053	First Financial Corporation	884,226
225,168	First Hawaiian, Inc.	5,865,626
63,016	First Interstate BancSystem, Inc.	2,509,297
3,067	First Merchants Corporation	113,019
1,622	First Mid-Illinois Bancshares, Inc.	54,045
15,132	First Midwest Bancorp, Inc.	309,601
3,983	First of Long Island Corporation	87,347
19,563	First Republic Bank	1,965,299
71,577	FlexiGroup, Ltd.	70,530
8,547	Genworth MI Canada, Inc.[g]	258,965
4,340	Goldman Sachs Group, Inc.	833,237
44,747	Great Southern Bancorp, Inc.	2,322,369
122,149	Hamilton Lane, Inc.	5,323,253
72,417	Hancock Whitney Corporation	2,925,647
244	Hannover Rueckversicherung SE	35,061
117,141	Hartford Financial Services Group, Inc.	5,824,251
3,104	Heartland Financial USA, Inc.	132,386
234,162	Heritage Commerce Corporation	2,833,360
35,216	Hometrust Bancshares, Inc.	887,443
41,250	Horace Mann Educators Corporation	1,452,412
44,904	Horizon Bancorp, Inc.	722,505
42,314	Houlihan Lokey, Inc.	1,940,097
93,880	Huntington Bancshares, Inc.	1,190,398
41,491	IBERIABANK Corporation	2,975,320
39,869	Independent Bank Corporation	857,183
49,628	Interactive Brokers Group, Inc.	2,574,701
211,506	Intercontinental Exchange, Inc.	16,104,067
9,610	Investor AB	433,188
30,273	J.P. Morgan Chase & Company	3,064,536
40,522	Kemper Corporation	3,085,345
181,685	KeyCorp	2,861,539
9,066	KKR Real Estate Finance Trust, Inc.	181,501
19,202	Lakeland Bancorp, Inc.	286,686
118,185	Lloyds TSB Group plc	95,751
46,715	Loews Corporation	2,239,050
11,035	M&T Bank Corporation	1,732,716
40,468	Manulife Financial Corporation	684,384
930	Markel Corporation[h]	926,503
12,694	MarketAxess Holdings, Inc.	3,123,740
248,342	Medibank Private, Ltd.	487,463
7,028	Mercantile Bank Corporation	229,956
112,266	Meridian Bancorp, Inc.	1,761,454
39,140	MetLife, Inc.	1,666,190
56,967	MidWestOne Financial Group, Inc.	1,552,351
32,740	Morgan Stanley	1,381,628
17,788	MSCI, Inc.	3,536,966
17,574	National Bank Holdings Corporation	584,511
3,512	National Bank of Canada	158,498
581	National Western Life Group, Inc.	152,495
15,963	Newmark Group, Inc.	133,131
3,829	Northern Trust Corporation	346,180
21,948	Old Second Bancorp, Inc.	276,325
7,032	Pacific Premier Bancorp, Inc.	186,559
33,593	PacWest Bancorp	1,263,433
2,154	Paragon Banking Group plc	12,227
3,386	Pargesa Holding SA	265,548
805	Park National Corporation	76,274
121,652	PCSB Financial Corporation	2,380,730
1,806	Peapack-Gladstone Financial Corporation	47,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (36.0%)	Value
Financials (5.0%) - continued
6,122	Peoples Bancorp, Inc.	$189,598
1,412	Piper Jaffray Companies	102,836
28,343	Primerica, Inc.	3,462,097
3,827	Principal Financial Group, Inc.	192,077
22,471	Provident Financial Services, Inc.	581,774
12,800	Prudential Financial, Inc.	1,176,064
30,124	QCR Holdings, Inc.	1,021,806
28,150	Radian Group, Inc.	583,831
52,511	Raymond James Financial, Inc.	4,222,410
13,941	Reinsurance Group of America, Inc.	1,979,343
33,608	S&P Global, Inc.	7,076,164
60,978	Sandy Spring Bancorp, Inc.	1,907,392
170,616	Santander Consumer USA Holdings Inc.	3,605,116
155,410	Seacoast Banking Corporation of Florida[h]	4,095,053
33,526	SEI Investments Company	1,751,733
2,500	Senshu Ikeda Holdings, Inc.	6,421
579,198	SLM Corporation	5,739,852
37,960	State Auto Financial Corporation	1,249,643
12,250	State Street Corporation	806,173
64,114	Stifel Financial Corporation	3,382,655
22,599	SVB Financial Group[h]	5,025,114
85,971	Synovus Financial Corporation	2,953,964
9,532	Territorial Bancorp, Inc.	256,506
3,704	Topdanmark AS	185,055
2,193	Towne Bank	54,277
25,743	TriCo Bancshares	1,011,442
151,809	TrustCo Bank Corporation	1,178,038
38,190	U.S. Bancorp	1,840,376
8,851	Umpqua Holdings Corporation	146,042
52,872	United Community Banks, Inc.	1,318,099
73,899	United Financial Bancorp, Inc.	1,060,451
4,752	Univest Financial Corporation	116,234
6,232	Unum Group	210,829
3,811	Walker & Dunlop, Inc.	194,018
15,297	Washington Trust Bancorp, Inc.	736,551
14,003	Western Alliance Bancorp[h]	574,683
1,396	Westwood Holdings Group, Inc.	49,237
79,418	Wintrust Financial Corporation	5,347,214
62,329	WSFS Financial Corporation	2,405,899
120,518	Zions Bancorporations NA	5,472,722

	Total	317,748,815

Health Care (5.3%)
131,782	Abbott Laboratories	10,534,653
10,412	ABIOMED, Inc.[h]	2,973,563
34,873	Aerie Pharmaceuticals, Inc.[h]	1,656,467
113,855	Agilent Technologies, Inc.	9,151,665
25,908	AmerisourceBergen Corporation	2,060,204
31,110	Amgen, Inc.	5,910,278
2,840	Amplifon SPA	55,424
17,240	Ardelyx, Inc.[h]	48,272
16,583	Arena Pharmaceuticals, Inc.[h]	743,416
621	Atrion Corporation	545,660
17,409	Baxter International, Inc.	1,415,526
41,419	Becton, Dickinson and Company	10,343,567
9,959	Biogen, Inc.[h]	2,354,108
130,525	BioMarin Pharmaceutical, Inc.[h]	11,594,536
1,708	Bio-Rad Laboratories, Inc.[h]	522,101
6,432	Bio-Techne Corporation	1,277,074
99,952	Bruker Corporation	3,842,155
117,051	Catalent, Inc.[h]	4,751,100
19,156	Charles River Laboratories International, Inc.[h]	2,782,409
25,546	Cigna Holding Company	4,108,308

Shares	Common Stock (36.0%)	Value
Health Care (5.3%) - continued
30,300	Concert Pharmaceuticals, Inc.[h]	$365,721
61,246	CVS Health Corporation	3,302,997
36,696	Danaher Corporation	4,844,606
30,342	Dexcom, Inc.[h]	3,613,732
63,067	Edwards Lifesciences Corporation[h]	12,066,609
136,640	GenMark Diagnostics, Inc.[h]	968,778
81,912	Gilead Sciences, Inc.	5,325,099
1,872	GN Store Nord AS	86,940
173,092	Halozyme Therapeutics, Inc.[h]	2,786,781
30,967	Illumina, Inc.[h]	9,621,137
34,854	Immunomedics, Inc.[g,h]	669,545
51,320	Inogen, Inc.[h]	4,894,388
45,627	Inspire Medical Systems, Inc.[h]	2,590,701
48,217	Intersect ENT, Inc.[h]	1,550,177
13,417	Intra-Cellular Therapies, Inc.[h]	163,419
25,025	Intuitive Surgical, Inc.[h]	14,278,764
23,900	Jazz Pharmaceuticals, Inc.[h]	3,416,505
90,700	Johnson & Johnson	12,678,953
1,200	KYORIN Holdings, Inc.	23,449
79,053	LHC Group, Inc.[h]	8,763,816
16,002	Ligand Pharmaceuticals, Inc.[g,h]	2,011,611
368	LNA Sante	19,361
26,926	Magellan Health Services, Inc.[h]	1,774,962
14,826	McKesson Corporation	1,735,532
76,203	Medtronic plc	6,940,569
86,310	Merck & Company, Inc.	7,178,403
45,207	Merit Medical Systems, Inc.[h]	2,795,149
15,653	Mylan NVh	443,606
97,750	Natera, Inc.[h]	2,015,605
18,749	National Healthcare Corporation	1,422,674
32,965	Neurocrine Biosciences, Inc.[h]	2,904,216
12,939	Nevro Corporation[h]	808,817
16,933	Novartis AG	1,627,592
31,519	Novo Nordisk AS	1,647,352
25,520	Novocure, Ltd.[h]	1,229,298
33,016	NuVasive, Inc.[h]	1,874,979
26,672	Omnicell, Inc.[h]	2,156,164
236,230	Optinose, Inc.[g,h]	2,433,169
3,981	Orthifix Medical, Inc.[h]	224,568
31,674	PerkinElmer, Inc.	3,052,107
141,321	Pfizer, Inc.	6,001,903
821	Recordati SPA	31,991
18,433	ResMed, Inc.	1,916,479
4,995	Roche Holding AG	1,376,397
15,465	Sage Therapeutics, Inc.[h]	2,459,708
67,012	Syneos Health, Inc.[h]	3,468,541
63,840	Tactile Systems Technology, Inc.[h]	3,365,645
37,425	Teleflex, Inc.	11,308,338
58,712	Thermo Fisher Scientific, Inc.	16,070,649
83,895	UnitedHealth Group, Inc.	20,743,878
23,476	Universal Health Services, Inc.	3,140,385
22,500	Valeant Pharmaceuticals International, Inc.[h]	555,750
64,837	Veeva Systems, Inc.[h]	8,225,222
78,426	Vertex Pharmaceuticals, Inc.[h]	14,426,463
14,097	West Pharmaceutical Services, Inc.	1,553,489
329,695	Wright Medical Group NVh	10,368,908
192,081	Zoetis, Inc.	19,336,794

	Total	337,328,877

Industrials (5.1%)
10,305	3M Company	2,141,173
50,923	Acco Brands Corporation	435,901
14,506	ACS Actividades de Construccion y Servicios, SA	637,714
3,650	Acuity Brands, Inc.	438,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (36.0%)	Value
Industrials (5.1%) - continued
25,051	Aegion Corporation[h]	$440,146
48,950	Aerojet Rocketdyne Holdings, Inc.[h]	1,739,194
59,268	AGCO Corporation	4,122,089
1,010	Alamo Group, Inc.	100,939
10,229	Altra Industrial Motion Corporation	317,610
77,304	AMETEK, Inc.	6,413,913
69,859	Arcosa, Inc.	2,134,192
36,306	ASGN, Inc.[h]	2,305,068
23,648	Atlas Copco AB, Class A	636,156
21,029	Atlas Copco AB, Class B	521,570
63,702	AZZ, Inc.	2,607,323
38,378	Boeing Company	14,638,137
7,825	Brink’s Company	590,083
76,066	BWX Technologies, Inc.	3,771,352
19,326	Carlisle Companies, Inc.	2,369,754
99,697	Casella Waste Systems, Inc.[h]	3,545,225
109,518	CBIZ, Inc.[h]	2,216,644
460	Chase Corporation	42,568
2,525	CIA De Distribucion Integral	59,497
3,186	Columbus McKinnon Corporation	109,439
109,456	Costamare, Inc.	569,171
1,924	CRA International, Inc.	97,239
71,960	Crane Company	6,089,255
5,736	CSW Industrials, Inc.[h]	328,615
36,935	CSX Corporation	2,763,477
1,045	Cummins, Inc.	164,974
65,484	Curtiss-Wright Corporation	7,421,957
53,570	Delta Air Lines, Inc.	2,766,891
2,721	Douglas Dynamics, Inc.	103,588
109,351	EMCOR Group, Inc.	7,991,371
49,510	Emerson Electric Company	3,389,950
59,617	Encore Wire Corporation	3,411,285
2,834	Ennis, Inc.	58,834
8,232	ESCO Technologies, Inc.	551,791
102,404	Federal Signal Corporation	2,661,480
1,727	Ferguson plc	109,995
28,802	Forrester Research, Inc.	1,392,577
915	Franklin Electric Company, Inc.	46,747
21,726	General Dynamics Corporation	3,677,777
48,700	Global Brass and Copper Holdings, Inc.	1,677,228
17,898	Gorman-Rupp Company	607,458
39,153	Granite Construction, Inc.	1,689,452
32,143	GWA Group, Ltd.	72,713
69,343	Healthcare Services Group, Inc.	2,287,626
43,366	Heico Corporation	4,114,132
4,622	Herc Holdings, Inc.[h]	180,166
2,367	Hillenbrand, Inc.	98,302
6,100	Hino Motors, Ltd.	51,497
3,300	Hitachi Zosen Corporation	10,156
517	Hochtief AG	74,909
145,065	Honeywell International, Inc.	23,053,730
6,549	Hub Group, Inc.[h]	267,527
46,972	Hubbell, Inc.	5,541,757
6,150	Huntington Ingalls Industries, Inc.	1,274,280
4,620	Hyster-Yale Materials Handling, Inc.	288,103
20,369	IDEX Corporation	3,090,792
8,170	Illinois Tool Works, Inc.	1,172,640
4,100	Inaba Denki Sangyo Company, Ltd.	158,926
49,815	Ingersoll-Rand plc	5,377,529
179,284	Interface, Inc.	2,746,631
21,817	JB Hunt Transport Services, Inc.	2,209,844
54,034	KAR Auction Services, Inc.	2,772,485
248,784	KeyW Holding Corporation[h]	2,144,518
43,822	Kforce, Inc.	1,539,029
5,341	Koninklijke Philips NV	218,221

Shares	Common Stock (36.0%)	Value
Industrials (5.1%) - continued
31,261	Korn Ferry	$1,399,868
88,864	Lincoln Electric Holdings, Inc.	7,453,024
13,902	Lockheed Martin Corporation	4,172,824
5,500	Marubeni Corporation	38,134
89,570	Masonite International Corporation[h]	4,468,647
14,444	Meggitt plc	94,689
43,525	Mercury Systems, Inc.[h]	2,789,082
117,125	Milacron Holdings Corporation[h]	1,325,855
3,000	Mitsuboshi Belting, Ltd.	53,467
3,400	Mitsui & Company, Ltd.	52,905
20,573	Moog, Inc.	1,788,822
372,115	MRC Global, Inc.[h]	6,504,570
57,621	Mueller Industries, Inc.	1,805,842
20,392	Mueller Water Products, Inc.	204,736
300	Nachi-Fujikoshi Corporation	12,111
12,503	National Express Group plc	66,116
94,240	NCI Building Systems, Inc.[h]	580,518
10,300	Nitto Kogyo Corporation	206,565
5,265	Nobina ABi	33,943
94,297	Norfolk Southern Corporation	17,623,166
3,783	Northgate plc	18,428
17,115	Old Dominion Freight Line, Inc.	2,471,235
33,923	Oshkosh Corporation	2,548,635
24,274	PageGroup plc	148,708
22,902	Parker Hannifin Corporation	3,930,441
153,587	Primoris Services Corporation	3,176,179
24,202	Raven Industries, Inc.	928,631
7,444	Raytheon Company	1,355,404
80,577	Regal-Beloit Corporation	6,596,839
34,351	RELX plc	735,090
19,056	Resources Connection, Inc.	315,186
196,552	Ritchie Brothers Auctioneers, Inc.	6,682,768
7,084	Rockwell Automation, Inc.	1,242,959
560	Rockwool International AS	131,327
17,072	Roper Industries, Inc.	5,838,112
1,097	Rush Enterprises, Inc.	45,866
16,169	Sandvik AB	262,974
2,749	Schindler Holding AG, Participation Certificate	570,409
57,881	SiteOne Landscape Supply, Inc.[h]	3,307,899
23,100	SKF ABg	384,322
110,921	Southwest Airlines Company	5,757,909
26,384	SP Plus Corporation[h]	900,222
1,669	Spirax-Sarco Engineering plc	156,417
20,446	SPX Corporation[h]	711,316
81,844	SPX FLOW, Inc.[h]	2,610,824
50,565	Standex International Corporation	3,711,471
2,400	Sumitomo Corporation	33,274
53,700	Sumitomo Electric Industries, Ltd.	714,375
1,400	Taikisha, Ltd.	42,625
1,800	Teijin, Ltd.	29,765
2,889	Teledyne Technologies, Inc.[h]	684,722
27,391	Timken Company	1,194,795
8,699	Titan International, Inc.	51,933
4,000	Toppan Forms Company, Ltd.	34,208
85,113	TPI Composites, Inc.[h]	2,435,934
3,951	Transcontinental, Inc.	49,463
6,183	TransDigm Group, Inc.[h]	2,807,020
17,747	TransUnion	1,186,209
69,505	TriMas Corporation[h]	2,101,136
3,000	Tsubakimoto Chain Company	107,369
3,073	UniFirst Corporation	471,706
9,950	United Continental Holdings, Inc.[h]	793,811
15,034	United Parcel Service, Inc.	1,679,899
25,319	United Rentals, Inc.[h]	2,892,696
67,953	United Technologies Corporation	8,758,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (36.0%)	Value
Industrials (5.1%) - continued
26,810	Universal Truckload Services, Inc.	$527,621
33,483	Valmont Industries, Inc.	4,356,138
49,645	Verisk Analytics, Inc.	6,602,785
21,309	WABCO Holdings, Inc.[h]	2,809,165
34,130	WageWorks, Inc.[h]	1,288,749
120,837	Waste Connections, Inc.	10,704,950
10,359	Watsco, Inc.	1,483,512
2,072	Watts Water Technologies, Inc.	167,459
89,681	Willdan Group, Inc.[h]	3,324,475
33,425	Xylem, Inc.	2,641,912
1,800	Yuasa Trading Company, Ltd.	50,850

	Total	323,891,822

Information Technology (9.0%)
23,041	Accenture plc	4,055,677
147,477	Advanced Micro Devices, Inc.[h]	3,763,613
51,873	Akamai Technologies, Inc.[h]	3,719,813
5,650	Alliance Data Systems Corporation	988,637
1,709	Altisource Portfolio Solutions SAh	40,452
8,618	Amadeus IT Holding SA	690,727
8,593	American Software, Inc.	102,686
127,594	Amphenol Corporation	12,049,977
8,374	ANSYS, Inc.[h]	1,530,014
198,250	Apple, Inc.	37,657,587
30,015	Arista Networks, Inc.[h]	9,438,517
67,155	Arrow Electronics, Inc.[h]	5,174,964
10,570	Atkore International Group, Inc.[h]	227,572
17,070	Atlassian Corporation plc[h]	1,918,497
106,706	Autodesk, Inc.[h]	16,626,929
31,215	Automatic Data Processing, Inc.	4,986,284
77,211	Benchmark Electronics, Inc.	2,026,789
120,137	Blackline, Inc.[h]	5,564,746
95,093	Booz Allen Hamilton Holding Corporation	5,528,707
2,408	Broadridge Financial Solutions, Inc.	249,686
32,200	Canon, Inc.	934,929
7,218	Capgemini SA	875,850
81,269	CDK Global, Inc.	4,780,243
16,493	CDW Corporation	1,589,430
16,362	CGI, INC.[h]	1,124,838
149,966	Ciena Corporation[h]	5,599,730
547,956	Cisco Systems, Inc.	29,584,144
288,119	Clearwater Energy, Inc., Class A	4,189,250
28,168	Cognex Corporation	1,432,624
48,280	Cognizant Technology Solutions Corporation	3,497,886
7,949	Cohu, Inc.	117,248
25,091	Computershare, Ltd.	305,013
64,609	CoreLogic, Inc.[h]	2,407,331
29,164	Coupa Software, Inc.[h]	2,653,341
6,631	CSG Systems International, Inc.	280,491
45,742	Descartes Systems Group, Inc.[h]	1,664,094
61,780	DocuSign, Inc.[h]	3,202,675
261,917	Dolby Laboratories, Inc.	16,492,913
5,769	DXC Technology Company	371,004
21,732	Ebix, Inc.[g]	1,072,909
18,874	Envestnet, Inc.[h]	1,234,171
11,710	Euronet Worldwide, Inc.[h]	1,669,729
25,988	EVERTEC, Inc.	722,726
17,107	ExlService Holdings, Inc.[h]	1,026,762
5,188	eXp World Holdings, Inc.[g,h]	56,394
48,521	Five9, Inc.[h]	2,563,364
41,321	Global Payments, Inc.	5,641,143
99,959	Guidewire Software, Inc.[h]	9,712,016
31,092	Halma plc	677,870

Shares	Common Stock (36.0%)	Value
Information Technology (9.0%) - continued
28,859	International Business Machines Corporation	$4,072,005
355	Jenoptik AG	13,255
140,620	Keysight Technologies, Inc.[h]	12,262,064
6,150	KLA-Tencor Corporation	734,372
13,147	Kulicke and Soffa Industries, Inc.	290,680
16,930	Lam Research Corporation	3,030,639
305,106	Lattice Semiconductor Corporation[h]	3,639,915
67,339	M/A-COM Technology Solutions Holdings, Inc.[h]	1,125,235
10,339	ManTech International Corporation	558,513
128,523	MasterCard, Inc.	30,260,740
23,471	Methode Electronics, Inc.	675,495
408,542	Microsoft Corporation	48,183,443
15,548	MicroStrategy, Inc.[h]	2,242,799
2,103	MKS Instruments, Inc.	195,684
24,134	MoneyGram International, Inc.[h]	49,233
93,474	Monolithic Power Systems, Inc.	12,664,792
49,517	Monotype Imaging Holdings, Inc.	984,893
90,457	National Instruments Corporation	4,012,673
5,500	NEC Networks & System Integration Corporation	133,075
93,465	New Relic, Inc.[h]	9,224,996
24,016	Nice, Ltd. ADR[h]	2,942,200
21,825	Novanta, Inc.[h]	1,849,232
180,900	Oracle Corporation	9,716,139
4,200	Otsuka Corporation	157,132
19,640	Palo Alto Networks, Inc.[h]	4,770,163
197,352	PayPal Holdings, Inc.[h]	20,493,032
20,522	Pegasystems, Inc.	1,333,930
58,831	Plexus Corporation[h]	3,585,749
5,261	Presidio, Inc.	77,863
16,875	Progress Software Corporation	748,744
55,825	Proofpoint, Inc.[h]	6,778,830
68,633	Q2 Holdings, Inc.[h]	4,753,522
171,572	Quantenna Communications, Inc.[h]	4,174,347
65,994	Rogers Corporation[h]	10,485,127
36,529	Rudolph Technologies, Inc.[h]	832,861
2,000	Ryoyo Electro Corporation	29,259
155,019	SailPoint Technologies Holdings, Inc.[h]	4,452,146
224,826	Salesforce.com, Inc.[h]	35,605,694
18,050	ScanSource, Inc.[h]	646,551
4,106	Science Applications International Corporation	315,957
24,788	ServiceNow, Inc.[h]	6,109,994
27,800	Shinko Electric Industries Company, Ltd.	213,653
5,306	Silicon Laboratories, Inc.[h]	429,043
12,965	Sykes Enterprises, Inc.[h]	366,650
100,419	Synopsys, Inc.[h]	11,563,248
15,172	Teradata Corporation[h]	662,258
15,279	Teradyne, Inc.	608,715
67,349	Texas Instruments, Inc.	7,143,708
1,000	Tokyo Seimitsu Company, Ltd.	25,530
1,675	Trimble, Inc.[h]	67,670
31,438	Tyler Technologies, Inc.[h]	6,425,927
4,668	Ultimate Software Group, Inc.[h]	1,541,047
7,236	Ultra Clean Holdings, Inc.[h]	74,893
14,231	Universal Display Corporation[g]	2,175,208
14,133	Verint Systems, Inc.[h]	846,001
133,530	Virtusa Corporation[h]	7,137,179
217,593	Visa, Inc.	33,985,851
150,867	Xilinx, Inc.	19,128,427
24,442	Zix Corporation[h]	168,161

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (36.0%)	Value
Information Technology (9.0%) - continued
80,914	Zuora, Inc.[h]	$1,620,707

	Total	570,218,841

Materials (0.9%)
41,850	Alcoa Corporation[h]	1,178,496
6,108	Avery Dennison Corporation	690,204
13,986	Balchem Corporation	1,297,901
12,075	Ball Corporation	698,659
40,133	BHP Group plc	968,293
23,201	BHP Group, Ltd.	634,162
662	Boliden AB	18,866
32,958	Celanese Corporation	3,249,988
45,930	CF Industries Holdings, Inc.	1,877,618
35,453	Chemours Company	1,317,433
16,746	Continental Building Products, Inc.[h]	415,133
300	Daido Steel Company, Ltd.	11,875
35,669	Eastman Chemical Company	2,706,564
1,319	Evonik Industries AG	35,995
57,670	Ferroglobe Representation & Warranty Insurance Trust[c,h]	6
796	Fuchs Petrolub SE	32,859
10,699	Granges AB	110,319
7,366	Hexpol AB	62,137
2,600	Hokuetsu Corporation	15,219
2,185	Innophos Holdings, Inc.	65,856
38,607	Innospec, Inc.	3,217,893
19,800	JFE Holdings, Inc.	337,012
15,200	JSR Corporation	236,484
19,665	Kadant, Inc.	1,729,733
22,527	Kaiser Aluminum Corporation	2,359,253
4,619	Koninklijke DSM NV	503,865
7,230	Kraton Performance Polymers, Inc.[h]	232,661
10,300	Kyoei Steel, Ltd.	147,207
1,700	Lintec Corporation	36,860
18,060	Martin Marietta Materials, Inc.	3,633,311
44,663	Mercer International, Inc.	603,397
8,325	Methanex Corporation	473,360
30,539	Minerals Technologies, Inc.	1,795,388
28,300	Mitsubishi Gas Chemical Company, Inc.	405,357
47,104	Myers Industries, Inc.	805,949
8,700	Nippon Kayaku Company, Ltd.	102,993
600	Nippon Light Metal Holdings Company, Ltd.	1,320
35,900	Nippon Steel & Sumitomo Metal Corporation	635,453
34,525	Nucor Corporation	2,014,534
67,679	Nutanix, Inc.[h]	2,554,205
6,049	Olympic Steel, Inc.	95,998
133,072	OMNOVA Solutions, Inc.[h]	934,165
32,200	Owens-Illinois, Inc.	611,156
14,856	Packaging Corporation of America	1,476,389
72,925	Reliance Steel & Aluminum Company	6,582,211
28,953	Ryerson Holding Corporation[h]	247,838
22,614	Sandfire Resources NL	111,148
500	Sanyo Special Steel Company, Ltd.	10,269
48,326	Schweitzer-Mauduit International, Inc.	1,871,183
46,369	Scotts Miracle-Gro Company	3,643,676
1,891	SSAB AB, Class A	6,811
45,504	Steel Dynamics, Inc.	1,604,926
1,400	Taiyo Holdings Company, Ltd.	46,222
7,200	Toagosei Company, Ltd.	76,274
18,811	United States Lime & Minerals, Inc.	1,450,704
27,854	UPM-Kymmene Oyj	813,533
14,172	Verso Corporation[h]	303,564

Shares	Common Stock (36.0%)	Value
Materials (0.9%) - continued
17,083	WestRock Company	$655,133
16,528	Worthington Industries, Inc.	616,825

	Total	58,371,843

Real Estate (1.0%)
5,203	Acadia Realty Trust	141,886
1,213	Agree Realty Corporation	84,109
21,696	Alexander & Baldwin, Inc.	551,946
5,900	Alexandria Real Estate Equities, Inc.	841,104
967	American Assets Trust, Inc.	44,347
36,315	American Campus Communities, Inc.	1,727,868
15,750	Apartment Investment & Management Company	792,067
16,313	Apple Hospitality REIT, Inc.	265,902
31,458	Ares Commercial Real Estate Corporation	477,847
18,310	Armada Hoffler Properties, Inc.	285,453
48,642	Ashford Hospitality Trust, Inc.	231,049
6,779	BBX Capital Corporation	40,132
5,429	Bluerock Residential Growth REIT, Inc.	58,525
10,248	Brandywine Realty Trust	162,533
69,486	Brixmor Property Group, Inc.	1,276,458
19,726	Camden Property Trust	2,002,189
2,014	CareTrust REIT, Inc.	47,248
1,428	Castellum AB	27,711
82,785	CBL & Associates Properties, Inc.	128,317
83,986	Cedar Realty Trust, Inc.	285,552
19,863	Chatham Lodging Trust	382,164
1,498	Chesapeake Lodging Trust	41,659
2,597	Choice Properties REIT	27,324
14,014	City Office REIT, Inc.	158,498
1,932	Columbia Property Trust, Inc.	43,489
14,542	CoreCivic, Inc.	282,842
11,709	Corepoint Lodging, Inc.	130,789
26,269	CoreSite Realty Corporation	2,811,308
22,986	Corporate Office Properties Trust	627,518
172,866	Cousins Properties, Inc.	1,669,886
5,925	CubeSmart	189,837
9,127	CyrusOne, Inc.	478,620
6,000	Daito Trust Construction Company, Ltd.	837,108
1,297	Deutsche EuroShop AG	39,352
9,009	DiamondRock Hospitality Company	97,567
4,750	Digital Realty Trust, Inc.	565,250
22,628	Douglas Emmett, Inc.	914,624
21,450	Duke Realty Corporation	655,941
2,700	EastGroup Properties, Inc.	301,428
27,054	Empire State Realty Trust, Inc.	427,453
10,241	EPR Properties	787,533
9,829	Equity Commonwealth	321,310
11,251	Equity Lifestyle Properties, Inc.	1,285,989
15,491	Farmland Partners, Inc.	99,142
5,345	First Industrial Realty Trust, Inc.	188,999
2,190	Four Corners Property Trust, Inc.	64,824
43,729	Franklin Street Properties Corporation	314,411
28,584	Gaming and Leisure Properties, Inc.	1,102,485
27,248	GEO Group, Inc.	523,162
7,951	Getty Realty Corporation	254,670
16,418	Gladstone Commercial Corporation	341,002
2,014	Global Net Lease, Inc.	38,065
5,557	Granite REIT	265,510
2,499	H&R REIT	43,777
17,969	Healthcare Realty Trust, Inc.	576,985
29,367	Healthcare Trust of America, Inc.	839,603

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (36.0%)	Value
Real Estate (1.0%) - continued
29,936	Highwoods Properties, Inc.	$1,400,406
50,633	Hospitality Properties Trust	1,332,154
28,845	Host Hotels & Resorts, Inc.	545,170
1,116	Howard Hughes Corporation[h]	122,760
11,722	Hudson Pacific Properties, Inc.	403,471
60,000	Hysan Development Company, Ltd.	321,612
6,321	Industrial Logistics Properties Trust	127,495
3,863	Investors Real Estate Trust	231,432
22,228	iSTAR Financial, Inc.	187,160
13,250	JBG SMITH Properties	547,887
9,716	Jones Lang LaSalle, Inc.	1,498,013
19,133	Kilroy Realty Corporation	1,453,343
14,289	Kite Realty Group Trust	228,481
6,769	Klepierre SA	236,842
13,775	Lamar Advertising Company	1,091,806
12,487	Lexington Realty Trust	113,132
11,161	Liberty Property Trust	540,416
3,974	Life Storage, Inc.	386,551
1,189	LTC Properties, Inc.	54,456
5,247	Mack-Cali Realty Corporation	116,483
35,069	Medical Properties Trust, Inc.	649,127
4,412	MGM Growth Properties LLC	142,287
283,610	Mirvac Group	554,007
20,979	Monmouth Real Estate Investment Corporation	276,503
3,154	National Health Investors, Inc.	247,747
15,280	National Storage Affiliates Trust	435,633
10,117	Office Properties Income Trust	279,634
20,086	Omega Healthcare Investors, Inc.	766,281
11,025	One Liberty Properties, Inc.	319,725
28,288	Outfront Media, Inc.	661,939
17,257	Paramount Group, Inc.	244,877
20,747	Pebblebrook Hotel Trust	644,402
25,911	Pennsylvania REIT	162,980
91,785	Physicians Realty Trust	1,726,476
6,957	Piedmont Office Realty Trust, Inc.	145,053
20,034	PotlatchDeltic Corporation	757,085
1,349	PS Business Parks, Inc.	211,564
10,825	QTS Realty Trust, Inc.	487,017
6,287	Quebecor, Inc.	154,123
17,398	Rayonier, Inc. REIT	548,385
8,312	RE/MAX Holdings, Inc.	320,344
42,469	Realogy Holdings Corporation[g]	484,147
8,989	Redfin Corporation[g,h]	182,207
4,255	Retail Opportunity Investments Corporation	73,782
49,422	Retail Properties of America, Inc.	602,454
14,438	RLJ Lodging Trust	253,676
2,008	RMR Group, Inc.	122,448
18,000	Road King Infrastructure, Ltd.	40,864
17,923	RPT Realty	215,255
7,593	Ryman Hospitality Properties	624,448
44,851	Sabra Health Care REIT, Inc.	873,249
3,081	Saul Centers, Inc.	158,271
24,886	SBA Communications Corporation[h]	4,968,739
15,016	Scentre Group	43,833
59,081	Senior Housing Property Trust	695,974
8,188	Seritage Growth Properties	363,875
6,214	SITE Centers Corporation	84,635
13,407	Spirit Realty Capital, Inc.	532,660
20,087	St. Joe Company[h]	331,235
6,696	STAG Industrial, Inc.	198,536
16,956	Store Capital Corporation	568,026
35,103	Summit Hotel Properties, Inc.	400,525
16,431	Sunstone Hotel Investors, Inc.	236,606
3,000	Swire Pacific, Ltd.	38,643

Shares	Common Stock (36.0%)	Value
Real Estate (1.0%) - continued
11,722	Tanger Factory Outlet Centers, Inc.	$245,928
7,645	Taubman Centers, Inc.	404,268
53,341	Terreno Realty Corporation	2,242,456
12,676	UMH Properties, Inc.	178,478
1,424	Universal Health Realty Income Trust	107,811
26,720	Urban Edge Properties	507,680
11,465	Urstadt Biddle Properties, Inc.	236,638
37,165	VICI Properties, Inc.	813,170
70,273	Vicinity Centres	129,750
50,613	Washington Prime Group, Inc.	285,963
3,129	Washington REIT	88,801
15,893	Weingarten Realty Investors	466,777
3,542	Weyerhaeuser Company	93,296
43,800	Wing Tai Holdings, Ltd.	65,682
7,027	Xenia Hotels & Resorts, Inc.	153,962

	Total	65,991,374

Utilities (0.3%)
42,075	AGL Energy, Ltd.	650,387
14,800	Alliant Energy Corporation	697,524
17,228	Artesian Resources Corporation	642,088
41,635	Clearwater Energy, Inc., Class C	629,105
12,450	CMS Energy Corporation	691,473
13,527	Consolidated Water Company, Ltd.	174,092
27,461	Enagas SA	799,460
8,275	Entergy Corporation	791,338
35,097	Exelon Corporation	1,759,413
36,411	MDU Resources Group, Inc.	940,496
8,341	Middlesex Water Company	467,013
27,085	New Jersey Resources Corporation	1,348,562
19,037	NorthWestern Corporation	1,340,395
46,095	PNM Resources, Inc.	2,182,137
10,500	Public Service Enterprise Group, Inc.	623,805
17,639	Southwest Gas Holdings, Inc.	1,450,984
26,275	UGI Corporation	1,456,161
2,704	Unitil Corporation	146,476

	Total	16,790,909

	Total Common Stock (cost $1,769,907,004)	2,289,847,189

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%)
	Access Group, Inc.
194,822	2.986%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,i	191,888
	Ares CLO, Ltd.
1,500,000	4.173%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,i]	1,485,297
	Ares XXXIIR CLO, Ltd.
750,000	3.624%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,i	735,431
	Betony CLO, Ltd.
350,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,i]	345,253
	Buttermilk Park CLO, Ltd.
2,575,000	4.187%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,i]	2,552,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
$1,675,000	4.237%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,i	$1,653,511
	CBAM 2019-9, Ltd.
1,600,000	4.009%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,i	1,599,994
	Commonbond Student Loan Trust
583,420	2.986%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,i]	576,615
	Deephaven Residential Mortgage Trust
1,374,315	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,i]	1,391,517
	DRB Prime Student Loan Trust
197,615	4.386%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,i]	200,784
	Dryden Senior Loan Fund
1,450,000	4.180%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,i]	1,427,402
	Earnest Student Loan Program, LLC
1,018,450	3.020%, 5/25/2034, Ser. 2016-B, Class A2[i]	1,014,625
	Edlinc Student Loan Funding Trust
91,885	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,i	92,166
	Galaxy XX CLO, Ltd.
1,200,000	3.761%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,i	1,180,770
	Golub Capital Partners, Ltd.
750,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,i	743,863
1,095,000	3.961%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,i	1,087,061
	Goodgreen Trust
1,488,417	3.860%, 10/15/2054, Ser. 2019-1A, Class Ai	1,517,069
	Laurel Road Prime Student Loan Trust
850,000	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bi	842,124
	Lendmark Funding Trust
600,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ai	596,157
	Madison Park Funding XIV, Ltd.
700,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,i	693,080
	Madison Park Funding XXXI, Ltd.
1,000,000	4.276%, (LIBOR 3M + 1.500%), 1/23/2031, Ser. 2018-31A, Class A2Ab,i	987,104
	Magnetite XII, Ltd.
1,200,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,i]	1,192,181

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%) - continued
	Morgan Stanley Capital I, Inc.
$1,425,000	4.407%, 10/15/2051, Ser. 2018-L1, Class A4	$1,554,443
	Mountain View CLO, Ltd.
850,000	3.907%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,i	838,040
	National Collegiate Trust
788,143	2.781%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,i	771,326
	Neuberger Berman CLO XIV, Ltd.
600,000	4.015%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,i	598,772
	Neuberger Berman CLO, Ltd.
260,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,i	259,123
	Octagon Investment Partners XVI, Ltd.
250,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,i	245,342
	OZLM VIII, Ltd.
385,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,i	385,129
	Palmer Square Loan Funding, Ltd.
2,000,000	3.320%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,i]	1,995,590
850,000	4.248%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,e,i]	850,000
	PPM CLO, Ltd.
800,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,i	789,719
	Progress Residential Trust
2,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ai	2,019,285
	Race Point IX CLO, Ltd.
900,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,i	900,085
	Saxon Asset Securities Trust
430,017	6.000%, 8/25/2035, Ser. 2004-2, Class MF2	410,204
	Shackleton CLO, Ltd.
800,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,i]	791,354
	SLM Student Loan Trust
211,930	3.006%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	212,162
	SoFi Professional Loan Program, LLC
191,733	2.420%, 3/25/2030, Ser. 2015-A, Class A2[i]	190,048
	Symphony CLO XV, Ltd.
920,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,i]	919,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Asset-Backed Securities (0.6%) - continued
	TCW GEM II, Ltd.
$1,250,000	4.349%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,i	$1,249,925
	U.S. Small Business Administration
203,848	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	207,044

	Total	37,293,655

Basic Materials (0.3%)
	Alcoa Nederland Holding BV
710,000	6.750%, 9/30/2024[i]	750,825
	Anglo American Capital plc
13,000	4.125%, 9/27/2022[i]	13,178
820,000	4.875%, 5/14/2025[i]	853,482
	ArcelorMittal SA
273,000	6.125%, 6/1/2025	302,776
425,000	4.550%, 3/11/2026	434,645
	Braskem Netherlands Finance BV
1,220,000	4.500%, 1/10/2028[i]	1,186,145
	BWAY Holding Company
775,000	5.500%, 4/15/2024[i]	769,420
	CF Industries, Inc.
815,000	3.450%, 6/1/2023[g]	790,550
	Dow Chemical Company
350,000	4.800%, 11/30/2028[i]	376,663
	DowDuPont, Inc.
700,000	4.493%, 11/15/2025	746,221
	E.I. du Pont de Nemours and Company
14,000	2.200%, 5/1/2020	13,950
	Element Solutions, Inc.
520,000	5.875%, 12/1/2025[i]	521,872
	First Quantum Minerals, Ltd.
500,000	7.500%, 4/1/2025[i]	480,625
	Glencore Funding, LLC
224,000	4.125%, 5/30/2023[i]	228,155
300,000	4.000%, 3/27/2027[i]	291,363
	International Paper Company
600,000	4.350%, 8/15/2048	561,087
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,210
448,000	5.950%, 3/15/2024	479,360
635,000	4.500%, 7/15/2027	603,250
	Novelis Corporation
815,000	5.875%, 9/30/2026[i]	810,925
	Olin Corporation
895,000	5.125%, 9/15/2027[g]	905,069
	Peabody Securities Finance Corporation
775,000	6.375%, 3/31/2025[i]	754,850
	Sherwin-Williams Company
13,000	2.250%, 5/15/2020	12,924
540,000	3.125%, 6/1/2024	536,913
	Syngenta Finance NV
525,000	3.933%, 4/23/2021[i]	527,527
	Teck Resources, Ltd.
839,000	6.125%, 10/1/2035	893,757
	Vale Overseas, Ltd.
62,000	4.375%, 1/11/2022	63,209
340,000	6.250%, 8/10/2026	369,580
168,000	6.875%, 11/21/2036	191,940
350,000	6.875%, 11/10/2039[g]	400,750
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026	433,731

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Basic Materials (0.3%) - continued
	WestRock Company
$470,000	3.750%, 3/15/2025	$474,493
	Weyerhaeuser Company
700,000	4.000%, 11/15/2029	721,069
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[i]	10,395

	Total	16,517,909

Capital Goods (0.3%)
	AECOM
770,000	5.875%, 10/15/2024	811,388
	Ardagh Packaging Finance plc
760,000	6.000%, 2/15/2025[i]	760,000
	Boeing Company
400,000	3.850%, 11/1/2048	398,041
	Bombardier, Inc.
725,000	7.500%, 3/15/2025[i]	746,750
	Building Materials Corporation of America
710,000	6.000%, 10/15/2025[i]	743,434
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[i]	56,348
730,000	6.125%, 5/5/2025[i]	755,550
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	10,031
345,000	3.700%, 4/1/2027	354,517
	CNH Industrial Capital, LLC
480,000	4.875%, 4/1/2021	493,200
	CNH Industrial NV
600,000	3.850%, 11/15/2027	575,281
	Covanta Holding Corporation
770,000	6.000%, 1/1/2027	768,075
	Crown Americas Capital Corporation IV
720,000	4.500%, 1/15/2023	727,200
	H&E Equipment Services, Inc.
620,000	5.625%, 9/1/2025	618,450
	Huntington Ingalls Industries, Inc.
720,000	3.483%, 12/1/2027	704,088
	Ingersoll-Rand Luxembourg Finance SA
650,000	3.500%, 3/21/2026	655,845
	L3 Technologies, Inc.
705,000	3.950%, 5/28/2024	724,413
	Lockheed Martin Corporation
480,000	3.600%, 3/1/2035	475,096
448,000	4.500%, 5/15/2036	486,288
120,000	6.150%, 9/1/2036	152,028
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	788,135
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[i]	984,000
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	328,109
	Reynolds Group Issuer, Inc.
670,000	5.125%, 7/15/2023[i]	680,888
	Rockwell Collins, Inc.
720,000	2.800%, 3/15/2022	718,460
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	334,980
185,000	3.650%, 9/15/2023	189,063
240,000	4.200%, 9/15/2028	249,005

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Capital Goods (0.3%) - continued
	Siemens Financieringsmaatschappij NV
$932,000	4.200%, 3/16/2047[i]	$978,335
	Textron, Inc.
720,000	3.375%, 3/1/2028	690,265
	United Rentals North America, Inc.
735,000	5.500%, 7/15/2025	751,538
	United Technologies Corporation
750,000	4.450%, 11/16/2038	776,584
600,000	4.050%, 5/4/2047	575,825

	Total	19,061,210

Collateralized Mortgage Obligations (0.4%)
	Ajax Mortgage Loan Trust
1,588,642	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,i	1,612,062
	Angel Oak Mortgage Trust I, LLC
148,496	3.500%, 7/25/2046, Ser. 2016-1, Class A1[i]	148,360
1,200,000	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,i]	1,199,605
	Banc of America Alternative Loan Trust
29,474	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	27,890
	Bayview Koitere Fund Trust
749,476	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ab,i	761,605
	Citigroup Mortgage Loan Trust, Inc.
237,934	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	238,536
15,220	5.005%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	12,824
	COLT Mortgage Loan Trust
561,697	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,i	559,926
	Countrywide Alternative Loan Trust
290,577	3.680%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	251,244
314,450	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	193,066
151,445	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	143,468
785,792	7.000%, 10/25/2037, Ser. 2007-24, Class A10	460,548
	Countrywide Home Loans, Inc.
282,041	5.750%, 4/25/2037, Ser. 2007-3, Class A27	225,176
	Credit Suisse First Boston Mortgage Securities Corporation
23,846	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	23,365
	Credit Suisse Mortgage Trust
1,966,175	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,i]	1,993,604
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
186,096	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	167,645
	Ellington Financial Mortgage Trust
1,374,134	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,i	1,383,885

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	Federal Home Loan Mortgage Corporation
$1,278,813	4.000%, 7/15/2031, Ser. 4104, Class KIj	$129,874
868,070	3.000%, 2/15/2033, Ser. 4170, Class IGj	94,234
	Federal National Mortgage Association
1,667,521	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	202,154
	Galton Funding Mortgage Trust 2017-1
1,720,567	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,i]	1,755,842
	GS Mortgage-Backed Securities Trust
1,939,460	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ai	1,969,466
	Impac Secured Assets Trust
1,461,249	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,235,418
	J.P. Morgan Alternative Loan Trust
93,847	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	78,571
	J.P. Morgan Mortgage Trust
396,890	4.240%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	345,412
	MASTR Alternative Loans Trust
507,208	2.936%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	224,918
	Merrill Lynch Alternative Note Asset Trust
214,785	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	164,775
	Mill City Mortgage Loan Trust
1,463,023	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,i]	1,475,607
	Preston Ridge Partners Mortgage, LLC
1,225,625	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[i,k]	1,235,426
	Pretium Mortgage Credit Partners, LLC
676,432	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[i,k]	678,726
	RCO Mortgage, LLC
1,708,908	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,i]	1,722,052
	Renaissance Home Equity Loan Trust
1,131,782	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[k]	603,776
	Residential Accredit Loans, Inc. Trust
40,207	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	39,092
	Residential Funding Mortgage Security I Trust
43,312	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	40,498
	Sequoia Mortgage Trust
413,584	3.805%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	335,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	Structured Adjustable Rate Mortgage Loan Trust
$52,460	4.296%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	$46,118
	Structured Asset Mortgage Investments, Inc.
77,371	2.796%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	74,617
	Toorak Mortgage Corporation
550,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[i]	549,823
	Verus Securitization Trust
498,456	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,i]	496,537
775,476	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,i]	768,165
395,525	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,i]	398,441
	WaMu Mortgage Pass Through Certificates
109,693	3.857%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	103,965
267,465	3.905%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	258,449
72,417	3.137%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	68,384
	Wells Fargo Mortgage Backed Securities Trust
22,509	4.938%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	22,951
18,868	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	18,714

	Total	24,540,235

Commercial Mortgage-Backed Securities (0.8%)
	CSAIL Commercial Mortgage Trust
1,900,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	1,944,096
	Federal Home Loan Mortgage Corporation - REMIC
7,500,000	3.859%, 11/25/2028, Ser. K086, Class A2[b]	8,048,623
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,150,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,l]	3,393,059
639,464	3.000%, 3/15/2045, Ser. 4741, Class GA	643,839
	Federal National Mortgage Association
3,645,000	3.410%, 5/1/2028	3,722,161
2,000,000	3.640%, 6/1/2028	2,074,549
2,075,728	3.730%, 6/1/2028	2,163,605
850,000	3.710%, 7/1/2028	897,085
	Federal National Mortgage Association - ACES
1,200,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	1,169,306
1,800,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2[b]	1,791,564

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Commercial Mortgage-Backed Securities (0.8%) - continued
$2,375,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	$2,379,951
2,250,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	2,353,434
3,250,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	3,402,077
	Federal National Mortgage Association Grantor Trust
2,396,998	2.898%, 6/25/2027, Ser. 2017-T1, Class Al	2,375,805
	GS Mortgage Securities Trust
1,141,073	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	1,178,133
2,450,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	2,538,486
975,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	985,988
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	1,440,612
	Morgan Stanley Capital I, Inc.
2,800,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	3,000,197
	UBS Commercial Mortgage Trust
2,000,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	2,149,592

	Total	47,652,162

Communications Services (0.6%)
	AMC Networks, Inc.
690,000	5.000%, 4/1/2024	693,381
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,994
560,000	3.300%, 2/15/2021	565,303
	AT&T, Inc.
350,000	3.800%, 3/1/2024	358,715
368,000	4.100%, 2/15/2028	371,917
750,000	4.350%, 3/1/2029	766,448
281,000	4.300%, 2/15/2030	284,613
480,000	5.250%, 3/1/2037	505,928
700,000	4.900%, 8/15/2037	707,810
336,000	6.350%, 3/15/2040	390,213
355,000	5.550%, 8/15/2041	380,202
275,000	4.750%, 5/15/2046	269,769
580,000	5.450%, 3/1/2047	620,730
	British Sky Broadcasting Group plc
455,000	3.125%, 11/26/2022[i]	459,929
	British Telecommunications plc
700,000	4.500%, 12/4/2023	732,398
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[i]	940,599
600,000	5.500%, 5/1/2026[i]	619,500
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[i]	31,425
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	246,095
300,000	4.500%, 2/1/2024	312,511
595,000	4.200%, 3/15/2028	590,938
1,410,000	6.484%, 10/23/2045	1,582,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Communications Services (0.6%) - continued
	Clear Channel Worldwide Holdings, Inc.
$800,000	6.500%, 11/15/2022	$817,000
	Comcast Corporation
625,000	4.950%, 10/15/2058	690,668
370,000	4.049%, 11/1/2052	358,841
14,000	1.625%, 1/15/2022	13,612
360,000	2.750%, 3/1/2023	359,547
420,000	3.950%, 10/15/2025	439,430
725,000	4.250%, 10/15/2030	771,085
960,000	4.400%, 8/15/2035	1,003,756
490,000	4.750%, 3/1/2044	532,108
250,000	4.600%, 8/15/2045	266,958
	Cox Communications, Inc.
600,000	3.350%, 9/15/2026[i]	585,145
240,000	4.600%, 8/15/2047[i]	229,405
	Crown Castle International Corporation
526,000	3.400%, 2/15/2021	530,436
336,000	5.250%, 1/15/2023	360,933
480,000	3.200%, 9/1/2024	476,608
	Discovery Communications, LLC
600,000	4.900%, 3/11/2026	633,562
475,000	5.000%, 9/20/2037	462,480
	Gray Television, Inc.
735,000	5.875%, 7/15/2026[i]	748,009
	Intelsat Jackson Holdings SA
390,000	8.500%, 10/15/2024[i]	379,275
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	937,112
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	339,120
30,000	5.250%, 3/15/2026	29,925
	Moody’s Corporation
315,000	2.750%, 12/15/2021	315,031
	Neptune Finco Corporation
798,000	10.875%, 10/15/2025[i]	921,291
	Netflix, Inc.
875,000	4.875%, 4/15/2028	866,250
	Nexstar Escrow Corporation
610,000	5.625%, 8/1/2024[i]	619,150
	Omnicom Group, Inc.
224,000	3.600%, 4/15/2026	222,343
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	619,797
	Sprint Corporation
695,000	7.625%, 2/15/2025	708,900
	Telefonica Emisiones SAU
525,000	4.570%, 4/27/2023	553,520
575,000	4.665%, 3/6/2038	549,623
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	537,242
	T-Mobile USA, Inc.
500,000	4.500%, 2/1/2026	499,727
	Verizon Communications, Inc.
1,008,000	5.150%, 9/15/2023	1,108,523
874,000	3.376%, 2/15/2025	886,132
245,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	245,024
636,000	4.016%, 12/3/2029[i]	657,271
319,000	4.272%, 1/15/2036	323,113
960,000	4.862%, 8/21/2046	1,026,030
198,000	4.522%, 9/15/2048	203,472

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Communications Services (0.6%) - continued
	Viacom, Inc.
$249,000	4.250%, 9/1/2023	$258,973
480,000	6.875%, 4/30/2036	563,926
336,000	5.850%, 9/1/2043	365,521
	Virgin Media Secured Finance plc
775,000	5.250%, 1/15/2026[i]	779,844
	Walt Disney Company
900,000	6.400%, 12/15/2035[i]	1,195,789
	Zayo Group, LLC
800,000	5.750%, 1/15/2027[i]	798,240

	Total	37,230,198

Consumer Cyclical (0.4%)
	Allison Transmission, Inc.
785,000	5.000%, 10/1/2024[i]	783,037
	Amazon.com, Inc.
300,000	3.150%, 8/22/2027	302,493
600,000	3.875%, 8/22/2037	626,712
360,000	4.050%, 8/22/2047	380,767
	American Honda Finance Corporation
520,000	2.000%, 2/14/2020	517,187
	BMW U.S. Capital, LLC
15,000	1.500%, 4/11/2019[i]	14,996
	Brookfield Residential Properties, Inc.
810,000	6.125%, 7/1/2022[i]	814,050
	Cinemark USA, Inc.
961,000	4.875%, 6/1/2023	977,145
	D.R. Horton, Inc.
534,000	2.550%, 12/1/2020	530,574
	Daimler Finance North America, LLC
350,000	3.371%, (LIBOR 3M + 0.620%), 10/30/2019[b,i]	350,633
425,000	3.288%, (LIBOR 3M + 0.550%), 5/4/2021[b,i]	424,336
	Delphi Jersey Holdings plc
825,000	5.000%, 10/1/2025[i]	726,412
	Ford Motor Credit Company, LLC
14,000	2.597%, 11/4/2019	13,959
168,000	3.200%, 1/15/2021	165,614
10,000	3.336%, 3/18/2021	9,849
775,000	5.596%, 1/7/2022	799,550
170,000	3.867%, (LIBOR 3M + 1.270%), 3/28/2022[b]	164,264
650,000	2.979%, 8/3/2022	621,443
	General Motors Company
625,000	3.501%, (LIBOR 3M + 0.900%), 9/10/2021[b]	619,893
825,000	5.000%, 10/1/2028	823,626
	General Motors Financial Company, Inc.
10,000	2.650%, 4/13/2020	9,960
224,000	4.200%, 3/1/2021	227,236
515,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	511,050
10,000	4.375%, 9/25/2021	10,214
531,000	3.150%, 6/30/2022	525,906
224,000	3.950%, 4/13/2024	221,807
385,000	4.300%, 7/13/2025	383,084
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,065
575,000	5.400%, 9/15/2040	693,867
336,000	4.250%, 4/1/2046	357,218
590,000	3.900%, 6/15/2047	597,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Consumer Cyclical (0.4%) - continued
	Hyundai Capital America
$517,000	2.550%, 4/3/2020[i]	$513,323
6,000	2.750%, 9/18/2020[i]	5,954
336,000	3.000%, 10/30/2020[i]	334,371
	L Brands, Inc.
630,000	5.625%, 2/15/2022	654,412
29,000	6.694%, 1/15/2027	27,967
	Landry’s, Inc.
695,000	6.750%, 10/15/2024[i]	698,475
	Lear Corporation
485,000	5.250%, 1/15/2025	504,410
	Lennar Corporation
9,000	2.950%, 11/29/2020	8,944
350,000	4.125%, 1/15/2022	352,625
50,000	4.750%, 11/15/2022	51,250
1,000,000	4.875%, 12/15/2023	1,030,000
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[i]	202,500
380,000	4.875%, 11/1/2024[i]	382,375
405,000	5.625%, 3/15/2026[i]	418,163
	Macy’s Retail Holdings, Inc.
720,000	2.875%, 2/15/2023	697,282
	Mastercard, Inc.
700,000	3.950%, 2/26/2048	743,089
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	335,574
575,000	4.450%, 3/1/2047	591,214
	MGM Resorts International
795,000	6.000%, 3/15/2023	838,725
30,000	5.750%, 6/15/2025	31,088
	Navistar International Corporation
825,000	6.625%, 11/1/2025[i]	838,406
	New Red Finance, Inc.
785,000	4.250%, 5/15/2024[i]	777,150
	Nissan Motor Acceptance Corporation
360,000	2.150%, 9/28/2020[i]	353,827
	Prime Security Services Borrower, LLC
766,000	9.250%, 5/15/2023[i]	804,300
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	9,983
	ServiceMaster Company, LLC
790,000	5.125%, 11/15/2024[i]	792,963
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[i]	748,125
	Visa, Inc.
10,000	2.200%, 12/14/2020	9,955
	Volkswagen Group of America Finance, LLC
860,000	4.250%, 11/13/2023[i]	886,477
575,000	4.750%, 11/13/2028[i]	580,106
	Yum! Brands, Inc.
835,000	5.000%, 6/1/2024[i]	851,700

	Total	28,289,652

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
610,000	2.900%, 11/30/2021	612,679
14,000	2.550%, 3/15/2022	13,940
204,000	3.400%, 11/30/2023	208,292
941,000	4.750%, 11/30/2036	1,059,107
475,000	4.900%, 11/30/2046	549,210
	AbbVie, Inc.
809,000	2.500%, 5/14/2020	806,567

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Consumer Non-Cyclical (0.8%) - continued
$7,000	2.900%, 11/6/2022	$6,985
540,000	3.600%, 5/14/2025	541,550
240,000	4.700%, 5/14/2045	231,422
	Albertson’s Companies, LLC
40,000	6.625%, 6/15/2024	40,400
750,000	7.500%, 3/15/2026[i]	771,562
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	223,547
400,000	4.400%, 2/14/2026	411,990
280,000	2.625%, 9/16/2026	258,650
900,000	5.800%, 2/14/2039	953,160
	Amgen, Inc.
708,000	2.200%, 5/11/2020	704,624
300,000	3.125%, 5/1/2025	302,143
	Anheuser-Busch Companies, LLC
1,034,000	3.650%, 2/1/2026[i]	1,037,799
896,000	4.700%, 2/1/2036[i]	896,353
	Anheuser-Busch InBev Finance, Inc.
7,000	3.300%, 2/1/2023	7,103
	Anheuser-Busch InBev Worldwide, Inc.
1,150,000	4.750%, 4/15/2058	1,098,246
575,000	4.375%, 4/15/2038	552,720
75,000	4.600%, 4/15/2048	72,284
	Anthem, Inc.
590,000	4.625%, 5/15/2042	609,955
	BAT Capital Corporation
240,000	2.297%, 8/14/2020	237,649
360,000	3.222%, 8/15/2024	352,196
480,000	4.540%, 8/15/2047	421,017
	Baxalta, Inc.
246,000	4.000%, 6/23/2025	252,484
	Bayer U.S. Finance II, LLC
580,000	4.250%, 12/15/2025[i]	586,607
600,000	4.875%, 6/25/2048[i]	564,717
	Becton, Dickinson and Company
14,000	3.125%, 11/8/2021	14,060
516,000	3.734%, 12/15/2024	524,204
750,000	3.700%, 6/6/2027	747,898
354,000	4.669%, 6/6/2047	371,205
	Boston Scientific Corporation
325,000	3.850%, 5/15/2025	334,782
425,000	4.000%, 3/1/2028	437,289
336,000	7.375%, 1/15/2040	458,698
	Bunge, Ltd. Finance Corporation
190,000	3.500%, 11/24/2020	190,944
	Celgene Corporation
945,000	2.875%, 8/15/2020	945,750
	Centene Corporation
780,000	4.750%, 1/15/2025	795,600
	Cigna Corporation
120,000	3.677%, (LIBOR 3M + 0.890%), 7/15/2023[b,i]	119,417
480,000	4.125%, 11/15/2025[i]	496,957
950,000	3.050%, 10/15/2027	900,625
590,000	4.800%, 8/15/2038[i]	606,424
	Clorox Company
720,000	3.100%, 10/1/2027	709,683
	Conagra Brands, Inc.
385,000	3.800%, 10/22/2021	392,147
455,000	4.300%, 5/1/2024	471,542
	Constellation Brands, Inc.
470,000	3.600%, 2/15/2028	460,351
	CVS Caremark Corporation
110,000	4.000%, 12/5/2023	113,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Consumer Non-Cyclical (0.8%) - continued
	CVS Health Corporation
$118,000	3.350%, 3/9/2021	$118,961
7,000	2.750%, 12/1/2022	6,906
236,000	3.700%, 3/9/2023	239,771
580,000	4.100%, 3/25/2025	595,815
1,440,000	4.875%, 7/20/2035	1,460,561
1,040,000	4.780%, 3/25/2038	1,031,407
580,000	5.050%, 3/25/2048	584,602
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[i]	278,901
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[i]	812,825
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,314
224,000	3.000%, 7/15/2023	222,734
740,000	4.800%, 7/15/2046	753,602
	Forest Laboratories, LLC
130,000	4.875%, 2/15/2021[i]	133,765
	Grupo Bimbo SAB de CV
370,000	4.700%, 11/10/2047[i]	357,975
	HCA, Inc.
26,748	4.750%, 5/1/2023	28,077
585,000	5.250%, 6/15/2026	627,249
300,000	4.500%, 2/15/2027	308,331
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[i]	448,673
	JBS USA, LLC
725,000	5.750%, 6/15/2025[i]	743,125
	Kellogg Company
650,000	3.250%, 5/14/2021	656,917
	Kimberly-Clark Corporation
600,000	3.900%, 5/4/2047	615,027
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	424,625
	Kraft Heinz Foods Company
750,000	3.375%, 6/15/2021	756,274
	Kroger Company
300,000	2.800%, 8/1/2022	298,586
	Maple Escrow Subsidiary, Inc.
470,000	3.551%, 5/25/2021[i]	475,120
	Mead Johnson Nutrition Company
210,000	3.000%, 11/15/2020	210,515
	Medtronic, Inc.
1,720,000	4.375%, 3/15/2035	1,879,367
42,000	4.625%, 3/15/2045	48,072
	Merck & Company, Inc.
88,000	3.700%, 2/10/2045	87,292
	Mondelez International Holdings Netherlands BV
515,000	2.000%, 10/28/2021[i]	502,082
	Mylan, Inc.
120,000	3.125%, 1/15/2023[i]	117,280
420,000	4.550%, 4/15/2028	408,694
	Nestle Holdings, Inc.
1,150,000	3.900%, 9/24/2038[i]	1,199,442
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	447,163
	Pernod Ricard SA
5,000	5.750%, 4/7/2021[i]	5,267
	Perrigo Finance Unlimited Company
600,000	4.900%, 12/15/2044	503,792
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[i]	768,550
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,009

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Consumer Non-Cyclical (0.8%) - continued
$672,000	5.700%, 8/15/2035	$695,894
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[i]	361,082
	Shire Acquisitions Investments Ireland Designated Activity Company
702,000	2.400%, 9/23/2021	693,989
	Simmons Foods, Inc.
810,000	5.750%, 11/1/2024[i]	710,775
	Smithfield Foods, Inc.
566,000	2.700%, 1/31/2020[i]	562,035
350,000	2.650%, 10/3/2021[i]	336,568
	Spectrum Brands, Inc.
600,000	5.750%, 7/15/2025	604,500
	Tenet Healthcare Corporation
855,000	8.125%, 4/1/2022	919,852
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,535
	TreeHouse Foods, Inc.
490,000	4.875%, 3/15/2022	495,370
	Tyson Foods, Inc.
236,000	3.550%, 6/2/2027	232,217
	UnitedHealth Group, Inc.
600,000	2.950%, 10/15/2027	589,644
1,010,000	4.625%, 7/15/2035	1,134,486
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[i]	1,480,050
	Zimmer Biomet Holdings, Inc.
730,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	727,538
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,083
768,000	4.700%, 2/1/2043	817,027

	Total	52,025,933

Energy (0.7%)
	Alliance Resource Operating Partners, LP
765,000	7.500%, 5/1/2025[i]	796,556
	Anadarko Petroleum Corporation
566,000	4.850%, 3/15/2021	586,817
580,000	5.550%, 3/15/2026	633,100
	Antero Resources Corporation
275,000	5.125%, 12/1/2022	276,457
500,000	5.625%, 6/1/2023	506,875
	BP Capital Markets America, Inc.
120,000	3.119%, 5/4/2026	119,573
	BP Capital Markets plc
7,000	2.315%, 2/13/2020	6,983
665,000	3.535%, 11/4/2024	684,893
840,000	3.279%, 9/19/2027	836,966
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	591,739
	Canadian Oil Sands, Ltd.
315,000	9.400%, 9/1/2021[i]	350,622
	Cheniere Corpus Christi Holdings, LLC
715,000	7.000%, 6/30/2024	807,092
685,000	5.875%, 3/31/2025	744,937
	Cheniere Energy Partners, LP
995,000	5.625%, 10/1/2026[i]	1,019,875
	Chesapeake Energy Corporation
810,000	7.000%, 10/1/2024[g]	807,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Energy (0.7%) - continued
	ConocoPhillips
$590,000	6.500%, 2/1/2039	$795,890
	Continental Resources, Inc.
481,000	5.000%, 9/15/2022	484,595
600,000	4.375%, 1/15/2028	617,012
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	41,000
	Devon Energy Corporation
475,000	5.000%, 6/15/2045	498,339
	Diamondback Energy, Inc.
480,000	4.750%, 11/1/2024	490,704
300,000	5.375%, 5/31/2025	313,125
	Dominion Gas Holdings, LLC
625,000	2.500%, 12/15/2019	623,263
	El Paso Pipeline Partners Operating Company, LLC
355,000	4.300%, 5/1/2024	370,984
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025	674,129
	Enbridge, Inc.
400,000	2.900%, 7/15/2022	398,920
	Encana Corporation
109,000	3.900%, 11/15/2021	110,995
	Energy Transfer Operating, LP
200,000	4.200%, 9/15/2023	206,804
725,000	5.500%, 6/1/2027	786,715
600,000	6.000%, 6/15/2048	648,835
	Energy Transfer Partners, LP
265,000	4.900%, 3/15/2035	252,199
250,000	5.150%, 2/1/2043	240,348
	Eni SPA
625,000	4.000%, 9/12/2023[i]	641,562
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	216,562
968,000	4.850%, 7/15/2026	960,740
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	188,616
	EQM Midstream Partners LP
590,000	4.750%, 7/15/2023	602,000
	EQT Corporation
128,000	8.125%, 6/1/2019	129,067
250,000	4.875%, 11/15/2021	259,455
550,000	3.000%, 10/1/2022	539,973
600,000	3.900%, 10/1/2027	561,388
	Hess Corporation
900,000	3.500%, 7/15/2024	886,177
355,000	6.000%, 1/15/2040	370,173
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	343,303
14,000	3.450%, 2/15/2023	14,166
585,000	6.500%, 9/1/2039	686,481
	Kinder Morgan, Inc.
530,000	6.500%, 9/15/2020	556,911
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	342,046
	Marathon Oil Corporation
342,000	2.700%, 6/1/2020	340,437
830,000	6.600%, 10/1/2037	978,904
	Marathon Petroleum Corporation
708,000	4.750%, 12/15/2023[i]	745,594
480,000	6.500%, 3/1/2041	585,754
	MPLX, LP
10,000	4.500%, 7/15/2023	10,488
650,000	4.875%, 12/1/2024	693,992
708,000	4.875%, 6/1/2025	754,182

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Energy (0.7%) - continued
$350,000	4.125%, 3/1/2027	$352,489
	Nabors Industries, Inc.
410,000	5.750%, 2/1/2025	367,454
	Parsley Energy, LLC
350,000	5.625%, 10/15/2027[i]	349,125
	PBF Holding Company, LLC
620,000	7.250%, 6/15/2025	636,430
	Petrobras Global Finance BV
650,000	7.375%, 1/17/2027	717,437
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,370
450,000	4.875%, 1/24/2022	453,829
	Phillips 66
480,000	3.900%, 3/15/2028	488,809
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	236,098
	Plains All American Pipeline, LP
550,000	5.000%, 2/1/2021	565,371
	Precision Drilling Corporation
110,000	5.250%, 11/15/2024	102,850
570,000	7.125%, 1/15/2026[i]	565,191
	Regency Energy Partners, LP
448,000	5.875%, 3/1/2022	479,019
	Sabine Pass Liquefaction, LLC
351,000	6.250%, 3/15/2022	379,080
426,000	5.625%, 4/15/2023	461,719
480,000	5.750%, 5/15/2024	529,241
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[i]	10,041
580,000	4.000%, 12/21/2025[i]	598,355
	Southwestern Energy Company
785,000	7.500%, 4/1/2026	800,700
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	276,677
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,266
	Sunoco, LP
290,000	5.500%, 2/15/2026	287,100
435,000	5.875%, 3/15/2028	431,737
	Tallgrass Energy Partners, LP
1,180,000	5.500%, 1/15/2028[i]	1,181,475
	Targa Resources Partners, LP
750,000	5.250%, 5/1/2023	763,455
	Transocean, Inc.
750,000	7.250%, 11/1/2025[i]	740,625
	W&T Offshore, Inc.
395,000	9.750%, 11/1/2023[i]	393,519
	Western Gas Partners, LP
472,000	4.000%, 7/1/2022	478,844
240,000	4.500%, 3/1/2028	238,211
	Williams Companies, Inc.
600,000	7.500%, 1/15/2031	754,393
	Williams Partners, LP
294,000	4.000%, 11/15/2021	301,793
165,000	3.600%, 3/15/2022	167,363
300,000	4.500%, 11/15/2023	315,034
475,000	6.300%, 4/15/2040	556,148
	Woodside Finance, Ltd.
600,000	3.650%, 3/5/2025[i]	596,519
240,000	3.700%, 3/15/2028[i]	231,621
	WPX Energy, Inc.
535,000	5.750%, 6/1/2026	543,025

	Total	44,103,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.7%)
	ABN AMRO Bank NV
$450,000	4.750%, 7/28/2025[i]	$467,482
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,084
335,000	4.350%, 11/3/2045	365,177
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	220,180
224,000	4.625%, 10/30/2020	229,318
600,000	5.000%, 10/1/2021	622,663
420,000	3.500%, 1/15/2025	405,296
	Air Lease Corporation
491,000	2.500%, 3/1/2021	487,206
	Aircastle, Ltd.
700,000	5.000%, 4/1/2023	727,779
	Ally Financial, Inc.
770,000	5.750%, 11/20/2025[g]	820,135
	American Express Credit Corporation
720,000	1.875%, 5/3/2019	720,000
10,000	3.643%, (LIBOR 3M + 1.050%), 9/14/2020[b]	10,101
	American International Group, Inc.
336,000	4.125%, 2/15/2024	346,925
720,000	3.750%, 7/10/2025	721,306
650,000	3.900%, 4/1/2026	654,711
	Ares Capital Corporation
940,000	3.875%, 1/15/2020	944,570
	Athene Global Funding
6,000	4.000%, 1/25/2022[i]	6,151
	AvalonBay Communities, Inc.
500,000	3.500%, 11/15/2025	510,319
	Aviation Capital Group, LLC
485,000	2.875%, 1/20/2022[g,i]	477,759
	Avolon Holdings Funding, Ltd.
350,000	5.250%, 5/15/2024[i]	360,500
	Banco Santander SA
800,000	6.375%, 5/19/2019[b,m]	792,184
600,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	592,633
	Bank of America Corporation
295,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	295,000
5,000	2.738%, 1/23/2022[b]	4,982
450,000	3.499%, 5/17/2022[b]	455,542
595,000	3.300%, 1/11/2023	602,804
475,000	2.881%, 4/24/2023[b]	473,698
10,000	3.550%, 3/5/2024[b]	10,157
448,000	4.000%, 4/1/2024	466,447
1,320,000	4.000%, 1/22/2025	1,347,940
650,000	3.458%, 3/15/2025[b]	656,819
600,000	3.093%, 10/1/2025[b]	595,378
336,000	3.500%, 4/19/2026	339,681
720,000	4.183%, 11/25/2027	732,304
500,000	3.824%, 1/20/2028[b]	507,345
561,000	5.875%, 2/7/2042	701,569
	Bank of Montreal
465,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	466,321
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	558,732
14,000	2.600%, 2/7/2022	13,995
	Bank of Nova Scotia
950,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	953,412
510,000	2.700%, 3/7/2022	510,534

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.7%) - continued
	Barclays Bank plc
$112,000	10.179%, 6/12/2021[i]	$126,805
	Barclays plc
790,000	3.250%, 1/12/2021	789,629
725,000	4.610%, 2/15/2023[b]	740,922
448,000	3.650%, 3/16/2025	436,818
	BNP Paribas SA
550,000	4.375%, 3/1/2033[b,i]	539,868
	Boston Properties, LP
525,000	4.500%, 12/1/2028	559,134
	BPCE SA
300,000	3.000%, 5/22/2022[i]	296,820
840,000	3.500%, 10/23/2027[i]	811,507
	Capital One Financial Corporation
419,000	2.500%, 5/12/2020	417,705
1,100,000	3.450%, 4/30/2021	1,113,529
466,000	3.050%, 3/9/2022	468,418
	Capital One NA
150,000	2.350%, 1/31/2020	149,246
	Cboe Global Markets, Inc.
275,000	1.950%, 6/28/2019	274,450
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	942,331
	Citigroup, Inc.
14,000	2.450%, 1/10/2020	13,969
14,000	2.650%, 10/26/2020	13,967
450,000	2.700%, 3/30/2021	449,614
537,000	2.750%, 4/25/2022	534,910
244,000	4.050%, 7/30/2022	251,366
366,000	3.142%, 1/24/2023[b]	367,372
910,000	4.400%, 6/10/2025	942,711
448,000	3.200%, 10/21/2026	439,148
720,000	3.668%, 7/24/2028[b]	718,873
336,000	4.125%, 7/25/2028	338,185
600,000	3.520%, 10/27/2028[b]	590,183
700,000	3.878%, 1/24/2039[b]	684,773
348,000	4.650%, 7/23/2048	374,823
	Citizens Bank NA
485,000	2.200%, 5/26/2020	481,443
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	10,635
	Comerica, Inc.
180,000	3.700%, 7/31/2023	184,949
	Commerzbank AG
600,000	8.125%, 9/19/2023[i]	684,465
	Commonwealth Bank of Australia
350,000	2.250%, 3/10/2020[i]	348,457
710,000	3.315%, (LIBOR 3M + 0.700%), 3/16/2023[b,i]	710,563
	Compass Bank
500,000	3.500%, 6/11/2021	504,345
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
620,000	3.950%, 11/9/2022	631,595
1,416,000	4.625%, 12/1/2023	1,479,955
	Credit Agricole SA
	3.587%, (LIBOR 3M +
290,000	0.800%), 4/15/2019[b,i]	290,106
807,000	3.375%, 1/10/2022[i]	812,150
	Credit Suisse AG
231,000	5.400%, 1/14/2020	235,171
	Credit Suisse Group AG
600,000	2.997%, 12/14/2023[b,i]	589,792
350,000	7.250%, 9/12/2025[b,i,m]	351,313
450,000	3.869%, 1/12/2029[b,i]	441,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.7%) - continued
	Credit Suisse Group Funding (Guernsey), Ltd.
$539,000	3.125%, 12/10/2020	$540,788
21,000	3.800%, 9/15/2022	21,400
	Credit Suisse Group Funding, Ltd.
448,000	3.750%, 3/26/2025	451,674
	Deutsche Bank AG
360,000	2.700%, 7/13/2020	356,131
675,000	3.375%, 5/12/2021	671,037
301,000	4.250%, 10/14/2021	302,514
700,000	4.875%, 12/1/2032[b]	616,875
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	282,020
	Discover Bank
514,000	8.700%, 11/18/2019	531,723
368,000	3.100%, 6/4/2020	368,852
600,000	4.682%, 8/9/2028[b]	609,816
	Duke Realty, LP
88,000	3.875%, 2/15/2021	89,363
264,000	4.375%, 6/15/2022	274,715
	ERP Operating, LP
90,000	3.375%, 6/1/2025	91,415
	Fidelity National Financial, Inc.
500,000	5.500%, 9/1/2022	530,080
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	148,246
396,000	2.600%, 6/15/2022	393,471
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[i]	1,151,263
	GE Capital International Funding Company
2,790,000	4.418%, 11/15/2035	2,585,363
	Goldman Sachs Group, Inc.
842,000	5.375%, 5/10/2020[b,m]	849,368
1,460,000	5.250%, 7/27/2021	1,533,824
10,000	3.854%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,093
14,000	3.000%, 4/26/2022	13,993
729,000	2.876%, 10/31/2022[b]	723,011
472,000	2.908%, 6/5/2023[b]	466,700
700,000	3.625%, 2/20/2024	707,341
825,000	3.691%, 6/5/2028[b]	816,887
1,090,000	4.750%, 10/21/2045	1,161,388
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[i]	9,844
	Hartford Financial Services Group, Inc.
919,000	5.125%, 4/15/2022	980,839
	HCP, Inc.
560,000	4.000%, 12/1/2022	575,457
176,000	3.400%, 2/1/2025	174,968
	Hilton Worldwide Finance, LLC
770,000	4.625%, 4/1/2025	777,700
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,077
	HSBC Holdings plc
870,000	3.400%, 3/8/2021	877,819
464,000	6.875%, 6/1/2021[b,m]	485,214
350,000	2.650%, 1/5/2022	346,958
750,000	3.803%, 3/11/2025[b]	761,356
425,000	3.900%, 5/25/2026	430,645
	HSBC USA, Inc.
625,000	2.350%, 3/5/2020	623,174
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,085

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.7%) - continued
	Icahn Enterprises, LP
$345,000	6.750%, 2/1/2024	$359,663
410,000	6.375%, 12/15/2025	419,738
	ING Groep NV
375,000	3.150%, 3/29/2022	375,477
525,000	4.100%, 10/2/2023	539,870
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,327
284,000	5.875%, 8/15/2022	306,290
	Intesa Sanpaolo SPA
350,000	3.125%, 7/14/2022[i]	340,917
	Iron Mountain, Inc.
846,748	6.000%, 8/15/2023	870,034
	J.P. Morgan Chase & Company
509,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	510,404
265,000	2.295%, 8/15/2021	261,976
560,000	4.500%, 1/24/2022	585,645
496,000	2.972%, 1/15/2023	496,000
336,000	3.200%, 1/25/2023	340,763
10,000	2.776%, 4/25/2023[b]	9,947
575,000	2.700%, 5/18/2023	569,498
259,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	262,895
352,000	3.625%, 5/13/2024	361,970
690,000	3.125%, 1/23/2025	690,923
1,080,000	3.900%, 7/15/2025	1,119,380
360,000	3.300%, 4/1/2026	360,714
675,000	4.203%, 7/23/2029[b]	704,813
720,000	3.882%, 7/24/2038[b]	707,702
	J.P. Morgan Chase Bank NA
400,000	3.086%, 4/26/2021[b]	401,099
	JPMorgan Chase & Company
570,000	4.452%, 12/5/2029[b]	608,589
	KeyCorp
300,000	2.900%, 9/15/2020	300,741
	Kimco Realty Corporation
960,000	3.300%, 2/1/2025	951,782
	Kookmin Bank
375,000	1.625%, 8/1/2019[i]	373,650
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[i]	4,146
224,000	4.950%, 5/1/2022[i]	235,396
	Liberty Property, LP
618,000	3.750%, 4/1/2025	623,687
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,227
	Lloyds Bank plc
475,000	3.229%, (LIBOR 3M + 0.490%), 5/7/2021[b]	473,983
	Lloyds Banking Group plc
600,000	2.907%, 11/7/2023[b]	584,657
	Marsh & McLennan Companies, Inc.
550,000	3.875%, 3/15/2024	570,917
	MassMutual Global Funding
400,000	2.750%, 6/22/2024[i]	395,869
	MetLife, Inc.
355,000	4.050%, 3/1/2045	355,286
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	363,563
7,000	2.998%, 2/22/2022	7,017
725,000	3.455%, 3/2/2023	735,240
600,000	3.287%, 7/25/2027	599,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.7%) - continued
	Morgan Stanley
$14,000	2.800%, 6/16/2020	$14,012
224,000	5.550%, 7/15/2020[b,m]	227,942
690,000	2.500%, 4/21/2021	685,940
12,000	5.500%, 7/28/2021	12,707
560,000	2.625%, 11/17/2021	557,024
254,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	256,545
537,000	2.750%, 5/19/2022	533,928
155,000	4.875%, 11/1/2022	163,647
485,000	3.125%, 1/23/2023	486,683
275,000	4.000%, 7/23/2025	283,220
540,000	4.350%, 9/8/2026	554,442
720,000	3.591%, 7/22/2028[b]	715,187
600,000	3.772%, 1/24/2029[b]	603,980
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	758,531
40,000	5.500%, 5/1/2024	41,000
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	299,292
	New York Life Global Funding
354,000	2.300%, 6/10/2022[i]	348,929
	Park Aerospace Holdings, Ltd.
350,000	4.500%, 3/15/2023[i]	348,250
765,000	5.500%, 2/15/2024[i]	793,688
	PNC Bank NA
11,000	2.450%, 11/5/2020	10,957
	Quicken Loans, Inc.
800,000	5.750%, 5/1/2025[i]	802,000
	Realty Income Corporation
10,000	5.750%, 1/15/2021	10,451
475,000	4.125%, 10/15/2026	497,970
	Regency Centers, LP
720,000	4.125%, 3/15/2028	739,892
	Regions Financial Corporation
346,000	3.200%, 2/8/2021	348,677
	Reinsurance Group of America, Inc.
477,000	5.000%, 6/1/2021	496,485
510,000	4.700%, 9/15/2023	545,537
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[i]	229,944
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	13,930
	Royal Bank of Scotland Group plc
599,000	8.625%, 8/15/2021[b,m]	637,935
300,000	3.875%, 9/12/2023	301,354
780,000	5.125%, 5/28/2024	800,495
575,000	4.269%, 3/22/2025[b]	580,681
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	379,058
	Simon Property Group, LP
15,000	2.500%, 7/15/2021	14,962
400,000	2.750%, 2/1/2023	400,118
448,000	4.250%, 11/30/2046	468,259
	SITE Centers Corporation
162,000	4.625%, 7/15/2022	167,064
	Societe Generale SA
354,000	4.750%, 11/24/2025[i]	363,651
	Standard Chartered plc
848,000	2.100%, 8/19/2019[i]	845,247
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	12,030
426,000	2.784%, 7/12/2022	423,948

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Financials (1.7%) - continued
$360,000	3.102%, 1/17/2023	$361,338
336,000	3.010%, 10/19/2026	329,772
	Sumitomo Mitsui Trust Bank, Ltd.
340,000	1.950%, 9/19/2019[i]	338,636
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,026
	Svenska Handelsbanken AB
330,000	3.105%, (LIBOR 3M + 0.490%), 6/17/2019[b]	330,309
	Synchrony Financial
793,000	3.000%, 8/15/2019	793,196
155,000	4.250%, 8/15/2024	156,018
700,000	3.950%, 12/1/2027	661,860
	UBS Group Funding Jersey, Ltd.
336,000	4.125%, 9/24/2025[i]	347,128
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[i]	452,305
	Ventas Realty, LP
500,000	3.100%, 1/15/2023	500,159
595,000	4.000%, 3/1/2028	603,091
	Voya Financial, Inc.
825,000	3.125%, 7/15/2024	813,326
	Wells Fargo & Company
450,000	2.550%, 12/7/2020	448,805
8,000	2.100%, 7/26/2021	7,875
540,000	2.625%, 7/22/2022	536,175
550,000	3.069%, 1/24/2023	550,946
14,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	14,139
448,000	3.450%, 2/13/2023	452,990
10,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	10,160
350,000	3.000%, 2/19/2025	346,208
450,000	3.000%, 4/22/2026	440,081
450,000	3.000%, 10/23/2026	439,310
810,000	4.900%, 11/17/2045	864,166
	Welltower, Inc.
10,000	4.950%, 1/15/2021	10,305
180,000	3.950%, 9/1/2023	186,774
855,000	4.000%, 6/1/2025	879,821
	ZB NA
575,000	3.500%, 8/27/2021	581,113

	Total	109,736,339

Foreign Government (<0.1%)
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[i]	332,886

	Total	332,886

Mortgage-Backed Securities (5.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
28,925,000	4.000%, 4/1/2049[e]	29,778,627
	Federal National Mortgage Association - REMIC
3,400,157	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	268,798
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
167,179	4.269%, (LIBOR 12M + 1.550%), 7/1/2043[b]	171,655
87,102	4.290%, (LIBOR 12M + 1.540%), 7/1/2043[b]	89,474

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Mortgage-Backed Securities (5.2%) - continued
$35,747	4.280%, (LIBOR 12M + 1.530%), 8/1/2043[b]	$36,905
84,300,000	3.500%, 4/1/2049[e]	85,469,004
122,205,000	4.000%, 4/1/2049[e]	125,708,846
84,915,000	4.500%, 4/1/2049[e]	88,475,376
1,825,000	5.000%, 4/1/2049[e]	1,929,617

	Total	331,928,302

Technology (0.4%)
	Apple, Inc.
14,000	2.850%, 5/6/2021	14,090
13,000	3.047%, (LIBOR 3M + 0.350%), 5/11/2022[b]	13,082
11,000	2.400%, 1/13/2023	10,922
300,000	3.000%, 2/9/2024	304,243
475,000	3.200%, 5/11/2027	479,349
640,000	3.000%, 6/20/2027	637,743
960,000	3.000%, 11/13/2027	954,796
580,000	4.500%, 2/23/2036	650,254
336,000	4.650%, 2/23/2046	380,340
600,000	4.250%, 2/9/2047	641,298
835,000	3.750%, 9/12/2047	832,096
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	242,604
	Avnet, Inc.
335,000	3.750%, 12/1/2021	338,352
	Baidu, Inc.
540,000	3.000%, 6/30/2020	539,767
	Broadcom Corporation
391,000	3.875%, 1/15/2027	373,790
500,000	3.500%, 1/15/2028	460,565
	CommScope Technologies Finance, LLC
745,000	6.000%, 6/15/2025[i]	724,289
	Diamond 1 Finance Corporation
604,000	5.450%, 6/15/2023[i]	643,680
1,050,000	6.020%, 6/15/2026[i]	1,129,373
	Equinix, Inc.
740,000	5.750%, 1/1/2025	767,288
	Fidelity National Information Services, Inc.
273,000	3.625%, 10/15/2020	275,902
	Harland Clarke Holdings Corporation
775,000	8.375%, 8/15/2022[i]	698,818
	Hewlett Packard Enterprise Company
17,000	3.600%, 10/15/2020	17,159
600,000	3.515%, (LIBOR 3M + 0.720%), 10/5/2021[b]	597,723
140,000	4.400%, 10/15/2022	146,507
	Intel Corporation
10,000	3.100%, 7/29/2022	10,180
180,000	3.700%, 7/29/2025	188,797
504,000	4.100%, 5/19/2046	533,651
	Marvell Technology Group, Ltd.
350,000	4.200%, 6/22/2023	357,018
475,000	4.875%, 6/22/2028	491,475
	Microsoft Corporation
700,000	4.750%, 11/3/2055	839,881
14,000	2.400%, 2/6/2022	13,988
700,000	4.200%, 11/3/2035	770,697
1,690,000	3.700%, 8/8/2046	1,730,092
600,000	4.250%, 2/6/2047	670,193
	NXP BV/NXP Funding, LLC
700,000	4.875%, 3/1/2024[i]	738,654

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Technology (0.4%) - continued
	Oracle Corporation
$10,000	2.500%, 5/15/2022	$9,950
448,000	2.400%, 9/15/2023	440,986
1,060,000	2.950%, 5/15/2025	1,059,320
600,000	3.850%, 7/15/2036	606,577
	Plantronics, Inc.
630,000	5.500%, 5/31/2023[i]	631,575
	Seagate HDD Cayman
420,000	4.750%, 1/1/2025	410,150
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[i]	572,400
	SS&C Technologies, Inc.
600,000	5.500%, 9/30/2027[i]	606,000
	Texas Instruments, Inc.
580,000	4.150%, 5/15/2048	625,986
	Tyco Electronics Group SA
120,000	3.450%, 8/1/2024	121,641
240,000	3.125%, 8/15/2027	232,971
	VMware, Inc.
120,000	2.950%, 8/21/2022	118,769
	Western Digital Corporation
750,000	4.750%, 2/15/2026[g]	715,313

	Total	24,370,294

Transportation (0.1%)
	Air Canada Pass Through Trust
107,221	3.875%, 3/15/2023[i]	106,213
	Air Lease Corporation
180,000	3.500%, 1/15/2022	181,703
	Burlington Northern Santa Fe, LLC
355,000	5.750%, 5/1/2040	441,107
1,050,000	5.050%, 3/1/2041	1,211,650
385,000	4.450%, 3/15/2043	416,458
	CSX Corporation
115,000	3.700%, 11/1/2023	118,917
	Delta Air Lines, Inc.
275,000	2.875%, 3/13/2020	274,498
17,530	4.950%, 11/23/2020	17,572
	Penske Truck Leasing Company, LP
600,000	3.375%, 2/1/2022[i]	602,507
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	9,986
	United Continental Holdings, Inc.
780,000	4.250%, 10/1/2022	782,192
	XPO Logistics, Inc.
517,000	6.500%, 6/15/2022[i]	528,374

	Total	4,691,177

U.S. Government & Agencies (5.0%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	533,073
	U.S. Treasury Bills
300,000	1.750%, 11/30/2019	298,652
	U.S. Treasury Bonds
1,500,000	2.375%, 5/15/2027	1,502,813
16,415,000	2.250%, 11/15/2027	16,255,339
19,500,000	2.875%, 5/15/2028	20,274,668
5,830,000	5.250%, 11/15/2028	7,245,141
2,050,000	4.375%, 5/15/2040	2,612,949
11,465,000	3.000%, 5/15/2042	11,951,815
25,124,000	2.500%, 5/15/2046	23,669,556
4,000,000	2.750%, 8/15/2047	3,952,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
U.S. Government & Agencies (5.0%) - continued
	U.S. Treasury Bonds, TIPS
$106,810	2.375%, 1/15/2025	$118,648
4,336,434	0.375%, 7/15/2027	4,305,666
69,862	2.125%, 2/15/2040	87,239
	U.S. Treasury Notes
6,125,000	1.500%, 10/31/2019	6,090,786
1,900,000	2.250%, 3/31/2020	1,897,105
300,000	1.875%, 12/15/2020	297,773
1,500,000	1.375%, 5/31/2021	1,471,934
22,640,000	1.125%, 8/31/2021	22,043,047
1,700,000	2.500%, 1/15/2022	1,712,086
50,000	2.000%, 2/15/2022	49,699
8,320,000	1.875%, 7/31/2022	8,225,750
8,190,000	2.000%, 11/30/2022	8,126,016
11,580,000	2.500%, 3/31/2023	11,701,680
1,802,000	1.375%, 9/30/2023	1,735,903
16,710,000	2.500%, 1/31/2024	16,912,348
2,335,000	2.125%, 7/31/2024	2,319,403
95,000	2.250%, 11/15/2024	94,855
16,270,000	2.125%, 11/30/2024	16,141,620
45,500,000	2.875%, 5/31/2025	47,005,410
14,160,000	2.625%, 1/31/2026	14,440,988
67,460,000	2.500%, 2/28/2026	68,226,831

	Total	321,301,293

Utilities (0.4%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	6,963
	Ameren Corporation
10,000	2.700%, 11/15/2020	9,957
	Ameren Illinois Company
450,000	4.500%, 3/15/2049	503,009
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	719,773
	Appalachian Power Company
238,000	3.300%, 6/1/2027	235,207
	Atmos Energy Corporation
255,000	3.000%, 6/15/2027	252,827
	Berkshire Hathaway Energy Company
375,000	4.500%, 2/1/2045	399,358
	Calpine Corporation
410,000	5.375%, 1/15/2023	410,513
390,000	5.875%, 1/15/2024[i]	399,750
	CenterPoint Energy, Inc.
185,000	3.850%, 2/1/2024	188,758
420,000	4.250%, 11/1/2028	435,424
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	320,777
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	346,486
190,000	4.350%, 11/15/2045	203,384
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	6,940
224,000	2.000%, 5/15/2021	220,575
168,000	4.500%, 12/1/2045	180,325
	Consumers Energy Company
550,000	4.350%, 4/15/2049	612,608
	Dominion Energy, Inc.
484,000	2.579%, 7/1/2020	481,375
	DTE Electric Company
265,000	3.700%, 3/15/2045	262,459
360,000	3.700%, 6/1/2046	349,833
	Duke Energy Carolinas, LLC
840,000	3.700%, 12/1/2047	824,824

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Utilities (0.4%) - continued
	Duke Energy Corporation
$448,000	3.750%, 9/1/2046	$419,856
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	322,595
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	438,848
	Edison International
7,000	2.125%, 4/15/2020	6,947
450,000	2.950%, 3/15/2023	417,992
	Emera U.S. Finance, LP
340,000	2.150%, 6/15/2019	339,333
	Energy Transfer Operating, LP
580,000	5.200%, 2/1/2022	609,342
	Eversource Energy
530,000	2.500%, 3/15/2021	526,986
	Exelon Corporation
240,000	5.100%, 6/15/2045	268,333
336,000	4.450%, 4/15/2046	346,900
	Exelon Generation Company, LLC
308,000	5.200%, 10/1/2019	311,419
	FirstEnergy Corporation
150,000	2.850%, 7/15/2022	148,997
845,000	4.850%, 7/15/2047	907,873
	Fortis, Inc.
5,000	2.100%, 10/4/2021	4,892
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	68,351
224,000	5.300%, 7/1/2043	258,074
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	869,776
	Mississippi Power Company
340,000	3.950%, 3/30/2028	344,331
	Monongahela Power Company
275,000	5.400%, 12/15/2043[i]	332,009
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	398,271
295,000	3.900%, 11/1/2028	312,233
575,000	3.700%, 3/15/2029	597,820
	NextEra Energy Capital Holdings, Inc.
290,000	2.300%, 4/1/2019	290,000
	NextEra Energy Operating Partners, LP
450,000	4.500%, 9/15/2027[i]	438,750
	NiSource Finance Corporation
236,000	3.490%, 5/15/2027	235,618
615,000	5.650%, 2/1/2045	715,827
	Oncor Electric Delivery Company, LLC
944,000	3.750%, 4/1/2045	948,044
	Pacific Gas and Electric Company
350,000	3.300%, 12/1/2027[f,n]	305,375
350,000	3.950%, 12/1/2047[f,g,n]	280,875
	PPL Capital Funding, Inc.
149,000	3.500%, 12/1/2022	149,748
236,000	3.400%, 6/1/2023	237,702
515,000	5.000%, 3/15/2044	562,863
	PPL Electric Utilities Corporation
354,000	3.950%, 6/1/2047	366,088
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	8,960
	Public Service Electric & Gas Company
600,000	3.000%, 5/15/2027	591,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (17.7%)	Value
Utilities (0.4%) - continued
	San Diego Gas and Electric Company
$600,000	4.150%, 5/15/2048	$602,115
	South Carolina Electric & Gas Company
700,000	5.100%, 6/1/2065	805,490
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,853
225,000	4.200%, 3/1/2029	228,281
485,000	4.000%, 4/1/2047	454,024
375,000	4.125%, 3/1/2048	359,458
	Southern Company
6,000	2.350%, 7/1/2021	5,931
485,000	2.950%, 7/1/2023	483,732
575,000	3.250%, 7/1/2026	564,178
450,000	4.400%, 7/1/2046	453,615
	Southern Company Gas Capital Corporation
590,000	4.400%, 5/30/2047	594,115
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	170,350
	TerraForm Power Operating, LLC
835,000	5.000%, 1/31/2028[i]	805,775
	Virginia Electric and Power Company
425,000	4.600%, 12/1/2048	470,053

	Total	26,755,488

	Total Long-Term Fixed Income (cost $1,112,952,997)	1,125,830,434

Contracts	Options Purchased (<0.1%)	Value
	FNMA Conventional 30-Yr. Pass Through Put Option
83	$99.73, expires 6/7/2019[c]	38,156

	Total Options Purchased (cost $116,016)	38,156

Shares	Collateral Held for Securities Loaned (0.6%)	Value
36,765,316	Thrivent Cash Management Trust	36,765,316

	Total Collateral Held for Securities Loaned (cost $36,765,316)	36,765,316

Shares or Principal Amount	Short-Term Investments (7.2%)	Value
	Federal Home Loan Bank Discount Notes
6,300,000	2.380%, 4/3/2019[o,p]	6,299,153
5,200,000	2.380%, 4/8/2019[o,p]	5,197,553
2,800,000	2.385%, 4/10/2019[o,p]	2,798,306
8,700,000	2.400%, 4/15/2019[o,p]	8,691,812
2,800,000	2.415%, 5/1/2019[o,p]	2,794,353
600,000	2.400%, 5/10/2019[o,p]	598,427
2,900,000	2.390%, 5/15/2019[o,p]	2,891,422
6,000,000	2.415%, 5/20/2019[o,p]	5,980,237
6,300,000	2.415%, 5/21/2019[o,p]	6,278,825
	Thrivent Core Short-Term Reserve Fund
41,858,826	2.730%	418,588,262

Shares or Principal Amount	Short-Term Investments (7.2%)	Value
	U.S. Treasury Bills
330,000	2.388%, 5/9/2019[o]	$329,176
700,000	2.374%, 5/23/2019[o,q]	697,624

	Total Short-Term Investments (cost $461,139,802)	461,145,150

	Total Investments (cost $5,825,707,850) 105.7%	$6,727,605,014

	Other Assets and Liabilities, Net (5.7%)	(360,514,647)

	Total Net Assets 100.0%	$6,367,090,367

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Non-income producing security.
i	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $135,991,684 or 2.1% of total net assets.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
l	All or a portion of the security is insured or guaranteed.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Defaulted security. Interest is not being accrued.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$30,725,418
Long-Term Fixed Income	4,294,723
Total lending	$35,020,141
Gross amount payable upon return of collateral for securities loaned	$36,765,316
Net amounts due to counterparty	$1,745,175

Definitions:
ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,374,929	–	1,556,767	2,818,162
Capital Goods	4,325,127	–	4,325,127	–
Communications Services	14,904,749	–	14,244,297	660,452
Consumer Cyclical	7,552,759	–	5,944,130	1,608,629
Consumer Non-Cyclical	12,825,128	–	12,081,304	743,824
Energy	4,725,496	–	4,337,602	387,894
Financials	8,555,660	–	8,555,660	–
Technology	3,786,441	–	3,786,441	–
Utilities	2,747,077	–	2,747,077	–
Common Stock
Communications Services	157,440,734	153,918,803	3,521,931	–
Consumer Discretionary	280,119,242	271,561,901	8,557,341	–
Consumer Staples	96,144,894	88,917,667	7,227,227	–
Energy	65,799,838	64,559,631	1,240,207	–
Financials	317,748,815	312,040,239	5,708,576	–
Health Care	337,328,877	332,460,371	4,868,506	–
Industrials	323,891,822	317,312,934	6,578,888	–
Information Technology	570,218,841	565,037,710	5,181,131	–
Materials	58,371,843	53,011,304	5,360,533	6
Real Estate	65,991,374	63,165,236	2,826,138	–
Utilities	16,790,909	15,341,062	1,449,847	–
Registered Investment Companies
Affiliated	2,198,092,212	2,198,092,212	–	–
Unaffiliated	69,637,556	69,637,556	–	–
Long-Term Fixed Income
Asset-Backed Securities	37,293,655	–	37,293,655	–
Basic Materials	16,517,909	–	16,517,909	–
Capital Goods	19,061,210	–	19,061,210	–
Collateralized Mortgage Obligations	24,540,235	–	24,540,235	–
Commercial Mortgage-Backed Securities	47,652,162	–	47,652,162	–
Communications Services	37,230,198	–	37,230,198	–
Consumer Cyclical	28,289,652	–	28,289,652	–
Consumer Non-Cyclical	52,025,933	–	52,025,933	–
Energy	44,103,701	–	44,103,701	–
Financials	109,736,339	–	109,736,339	–
Foreign Government	332,886	–	332,886	–
Mortgage-Backed Securities	331,928,302	–	331,928,302	–
Technology	24,370,294	–	24,370,294	–
Transportation	4,691,177	–	4,691,177	–
U.S. Government & Agencies	321,301,293	–	321,301,293	–
Utilities	26,755,488	–	26,755,488	–
Options Purchased	38,156	–	–	38,156
Short-Term Investments	42,556,888	–	42,556,888	–
Subtotal Investments in Securities	$5,789,799,801	$4,505,056,626	$1,278,486,052	$6,257,123
Other Investments *	Total
Affiliated Registered Investment Companies	482,451,635
Affiliated Short-Term Investments	418,588,262
Collateral Held for Securities Loaned	36,765,316
Subtotal Other Investments	$937,805,213

Total Investments at Value	$6,727,605,014

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	23,145,939	23,145,939	–	–
Total Asset Derivatives	$23,145,939	$23,145,939	$–	$–
Liability Derivatives
Futures Contracts	10,244,439	10,244,439	–	–
Call Options Written	257,039	–	–	257,039
Total Liability Derivatives	$10,501,478	$10,244,439	$–	$257,039

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $41,080,301 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	293	June 2019	$62,213,042	$223,427
CBOT 5-Yr. U.S. Treasury Note	389	June 2019	44,623,769	433,373
CBOT U.S. Long Bond	408	June 2019	59,212,334	1,847,416
CME E-mini S&P 500 Index	4,820	June 2019	667,867,801	16,041,999
ICE mini MSCI EAFE Index	1,180	June 2019	108,420,944	1,696,656
ICE US mini MSCI Emerging Markets Index	2,475	June 2019	127,950,182	2,903,068
Total Futures Long Contracts			$1,070,288,072	$23,145,939
CBOT 10-Yr. U.S. Treasury Note	(366)	June 2019	($44,776,634)	($687,428)
CBOT Ultra 10-Yr. U.S. Treasury Note	(100)	June 2019	(12,999,678)	(278,447)
CME E-mini Russell 2000 Index	(4,826)	June 2019	(370,508,845)	(2,010,095)
CME E-mini S&P Mid-Cap 400 Index	(2,596)	June 2019	(486,316,182)	(7,183,418)
CME Ultra Long Term U.S. Treasury Bond	(13)	June 2019	(2,098,949)	(85,051)
Total Futures Short Contracts			($916,700,288)	($10,244,439)
Total Futures Contracts			$153,587,784	$12,901,500

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The following table presents Moderately Aggressive Allocation Portfolio’s options contracts held as of March 29, 2019.

Option Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Appreciation/ (Depreciation)
FNMA Conventional 30-Yr. Pass Through Put Option	JPM	83	$99.73	June 2019	83,531,250	$38,156	($77,860)
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Purchased Contracts						$38,156	($77,860)
FNMA Conventional 30-Yr. Pass Through Call Option(*)	JPM	(83)	$100.90	April 2019	(83,644,043)	($385,945)	($257,039)
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Written Contracts						($385,945)	($257,039)

(*) Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable.

Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty:
JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$58,597	$1,830	$–	6,619	$62,884	1.0%
Core International Equity	186,147	–	–	21,772	204,435	3.2
Core Low Volatility Equity	188,652	–	–	19,329	215,132	3.4
High Yield	53,897	800	–	12,343	57,935	0.9
Income	159,099	1,458	–	16,635	167,651	2.6
Large Cap Stock	332,527	–	–	27,129	370,757	5.8
Large Cap Value	393,944	–	–	23,990	433,541	6.8
Limited Maturity Bond	96,492	603	–	9,986	98,270	1.6
Mid Cap Stock	382,126	–	–	22,324	440,432	6.9
Partner Worldwide Allocation	476,950	–	–	54,249	526,853	8.3
Small Cap Stock	88,105	–	–	5,079	102,653	1.6
Total Affiliated Registered Investment Companies	2,416,536				2,680,543	42.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	458,103	262,230	301,745	41,859	418,588	6.6
Total Affiliated Short-Term Investments	458,103				418,588	6.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	47,513	143,133	153,881	36,765	36,765	0.6
Total Collateral Held for Securities Loaned	47,513				36,765	0.6
Total Value	$2,922,152				$3,135,896

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$2,457	–	$690
Core International Equity	–	18,288	–	–
Core Low Volatility Equity	–	26,481	–	–
High Yield	–	3,237	–	799
Income	–	7,093	–	1,438
Large Cap Stock	–	38,230	–	–
Large Cap Value	–	39,597	–	–
Limited Maturity Bond	–	1,176	–	600
Mid Cap Stock	–	58,306	–	–
Partner Worldwide Allocation	–	49,903	–	–
Small Cap Stock	–	14,548	–	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	3,131
Total Income from Affiliated Investments				$6,658
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	48
Total Affiliated Income from Securities Loaned, Net				$48
Total Value	$–	$259,316	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,049,293	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b,c]	$1,044,046
	Ball Metalpack Finco, LLC, Term Loan
511,137	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	508,582
	Big River Steel, LLC, Term Loan
807,700	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	809,719
	Contura Energy, Inc., Term Loan
2,300,875	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	2,272,114
	MRC Global (US), Inc., Term Loan
940,476	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	938,125
	Pixelle Specialty Solutions, LLC, Term Loan
1,241,888	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	1,203,079
	Starfruit US Holdco, LLC, Term Loan
780,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	767,816

	Total	7,543,481

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
732,643	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	728,980
	BWAY Holding Company, Term Loan
2,679,545	6.033%, (LIBOR 3M + 3.250%), 4/3/2024[b]	2,610,547
	Flex Acquisition Company, Inc. Term Loan
3,616,825	5.876%, (LIBOR 3M + 3.250%), 6/22/2025[b]	3,499,278
	GFL Environmental, Inc., Term Loan
1,376,951	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,328,538
	Navistar, Inc., Term Loan
1,524,600	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,517,617
	Sotera Health Holdings, LLC, Term Loan
2,821,151	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	2,769,439
	Vertiv Group Corporation, Term Loan
2,343,686	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	2,197,206

	Total	14,651,605

Communications Services (0.5%)
	Altice France SA, Term Loan
633,712	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	588,560
	CenturyLink, Inc., Term Loan
3,855,915	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	3,776,406
	Charter Communications Operating, LLC, Term Loan
1,624,438	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	1,612,254

Principal Amount	Bank Loans (2.6%)[a]	Value
Communications Services (0.5%) - continued
	Frontier Communications Corporation, Term Loan
$2,212,957	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	$2,157,633
	HCP Acquisition, LLC, Term Loan
983,732	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	968,052
	Intelsat Jackson Holdings SA, Term Loan
1,315,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,294,039
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
3,495,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	3,457,883
355,000	9.234%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	344,350
	Mediacom Illinois, LLC, Term Loan
554,400	4.160%, (LIBOR 1W + 1.750%), 2/15/2024[b]	546,084
	NEP Group, Inc., Term Loan
1,506,225	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b,d,e]	1,491,539
140,000	9.496%, (LIBOR 1M + 7.000%), 10/19/2026[b]	137,200
	SBA Senior Finance II, LLC, Term Loan
789,038	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	771,537
	Sprint Communications, Inc., Term Loan
2,900,800	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b]	2,821,028
458,850	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	451,394
	Syniverse Holdings, Inc., Term Loan
326,700	7.484%, (LIBOR 1M + 5.000%), 3/9/2023[b]	299,257
	TNS, Inc., Term Loan
562,330	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	554,458
	Univision Communications, Inc., Term Loan
2,255,029	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	2,121,283
	WideOpenWest Finance, LLC, Term Loan
1,078,575	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	1,036,780
	Windstream Services, LLC, Term Loan
1,861,405	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	1,862,857

	Total	26,292,594

Consumer Cyclical (0.3%)
	Cengage Learning, Inc., Term Loan
2,169,263	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,946,914
	Four Seasons Hotels, Ltd., Term Loan
928,131	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	919,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Golden Entertainment, Inc., Term Loan
$2,039,187	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	$2,018,796
325,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	316,875
	Men’s Warehouse, Inc., Term Loan
1,004,925	5.739%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	959,703
	Mohegan Gaming and Entertainment, Term Loan
1,452,133	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,372,266
	Penn National Gaming, Inc. Term Loan
1,167,075	4.749%, (LIBOR 1M + 2.250%), 10/15/2025[b]	1,153,945
	Scientific Games International, Inc., Term Loan
3,840,951	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	3,736,707
	Stars Group Holdings BV, Term Loan
2,420,965	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	2,414,356
	Tenneco, Inc., Term Loan
1,591,013	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	1,515,439
	Wyndham Hotels & Resorts, Inc., Term Loan
641,775	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	632,649

	Total	16,987,465

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
4,243,297	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	3,990,482
	Albertson’s, LLC, Term Loan
827,230	5.609%, (LIBOR 3M + 3.000%), 12/21/2022[b]	820,107
1,500,373	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	1,485,940
673,313	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	664,182
	Amneal Pharmaceuticals, LLC, Term Loan
1,046,844	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,042,918
	Bausch Health Companies, Inc., Term Loan
1,961,000	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,946,998
	Endo International plc, Term Loan
1,609,646	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,577,196
	Energizer Holdings, Inc., Term Loan
1,555,000	4.734%, (LIBOR 1M + 2.250%), 1/2/2026[b,c]	1,535,563
	JBS USA LUX SA, Term Loan
2,430,400	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	2,411,273

Principal Amount	Bank Loans (2.6%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$3,240,512	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	$2,973,169
	Ortho-Clinical Diagnostics SA, Term Loan
3,118,528	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	3,000,274
	Plantronics, Inc., Term Loan
2,931,829	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	2,873,192
	Revlon Consumer Products Corporation, Term Loan
837,121	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	604,125

	Total	24,925,419

Energy (0.2%)
	BCP Raptor II, LLC, Term Loan
935,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	881,705
	Calpine Corporation, Term Loan
1,147,123	5.110%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,134,814
	Consolidated Energy Finance SA, Term Loan
674,900	4.989%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	651,279
	Fieldwood Energy, LLC, Term Loan
879,760	7.749%, (LIBOR 1M + 5.250%), 4/11/2022[b]	844,570
	HFOTCO, LLC, Term Loan
2,382,000	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	2,367,113
	McDermott Technology (Americas), Inc., Term Loan
1,529,550	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,462,800
	Radiate Holdco, LLC, Term Loan
3,105,390	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	3,031,668

	Total	10,373,949

Financials (0.4%)
	Air Methods Corporation, Term Loan
1,016,129	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	758,926
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,456,357	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	1,443,090
	Digicel International Finance, Ltd., Term Loan
2,314,613	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	2,049,890
	DTZ U.S. Borrower, LLC, Term Loan
2,268,600	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	2,245,914
	Genworth Holdings, Inc., Term Loan
282,863	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	281,980
	GGP Nimbus LP, Term Loan
1,835,775	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,764,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Financials (0.4%) - continued
	Grizzly Finco, Term Loan
$1,238,775	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	$1,233,510
	Harland Clarke Holdings Corporation, Term Loan
1,857,661	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,662,607
	MoneyGram International, Inc., Term Loan
1,263,222	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b,d,e]	1,181,113
	Sable International Finance, Ltd., Term Loan
2,735,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	2,723,048
	Trans Union, LLC, Term Loan
699,713	4.499%, (LIBOR 1M + 2.000%), 6/19/2025[b]	689,511
	Tronox Blocked Borrower, LLC, Term Loan
546,340	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	543,439
	Tronox Finance, LLC, Term Loan
1,179,924	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,173,659

	Total	17,751,326

Technology (0.2%)
	Rackspace Hosting, Inc., Term Loan
2,705,547	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,527,847
	SS&C Technologies Holdings Europe SARL, Term Loan
349,574	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	346,344
	SS&C Technologies, Inc., Term Loan
1,124,258	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,113,623
486,197	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	481,704
	Western Digital Corporation, Term Loan
2,133,450	4.249%, (LIBOR 1M + 1.750%), 4/29/2023[b]	2,073,884
	Worldpay, LLC, Term Loan
2,970,000	4.208%, (LIBOR 1W + 1.750%), 8/20/2024[b]	2,961,862

	Total	9,505,264

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
2,318,700	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,243,342
	Core and Main, LP, Term Loan
918,375	5.626%, (LIBOR 3M + 3.000%), 8/1/2024[b]	909,954
	EnergySolutions, LLC, Term Loan
739,412	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	649,448
	Talen Energy Supply, LLC, Term Loan
754,147	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	746,138

Principal Amount	Bank Loans (2.6%)[a]	Value
Utilities (0.1%) - continued
	TerraForm Power Operating, LLC, Term Loan
$569,236	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	$554,293

	Total	5,103,175

	Total Bank Loans (cost $136,703,344)	133,134,278

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Asset-Backed Securities (1.6%)
	Access Group, Inc.
584,465	2.986%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,g	575,666
	Ares CLO, Ltd.
3,000,000	4.173%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,g]	2,970,594
	Ares XXXIIR CLO, Ltd.
1,500,000	3.624%, (LIBOR 3M + 0.940%), 5/15/2030, Ser. 2014-32RA, Class A1Ab,g	1,470,862
	Betony CLO, Ltd.
750,000	3.831%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,g]	739,828
	BlueMountain CLO, Ltd.
1,250,000	3.694%, (LIBOR 3M + 1.050%), 11/20/2028, Ser. 2012-2A, Class AR2[b,g]	1,248,491
	Buttermilk Park CLO, Ltd.
5,250,000	4.187%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,g]	5,204,756
	Carlyle Global Market Strategies CLO, Ltd.
3,425,000	4.237%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,g	3,381,061
	CBAM 2019-9, Ltd.
3,500,000	4.009%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,g	3,499,986
	Commonbond Student Loan Trust
1,426,138	2.986%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,g]	1,409,503
	DRB Prime Student Loan Trust
658,718	4.386%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,g]	669,279
	Dryden Senior Loan Fund
3,000,000	4.180%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,g]	2,953,245
	Earnest Student Loan Program
1,007,760	2016-D, LLC 2.720%, 1/25/2041, Ser. 2016-D, Class A2[g]	1,002,956
	Earnest Student Loan Program, LLC
950,553	3.020%, 5/25/2034, Ser. 2016-B, Class A2[g]	946,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Asset-Backed Securities (1.6%) - continued
	Edlinc Student Loan Funding Trust
$277,265	5.550%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,g	$278,113
	Galaxy XX CLO, Ltd.
2,650,000	3.761%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,g	2,607,534
	Golub Capital Partners, Ltd.
1,750,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2031, Ser. 2015-22A, Class ARb,g	1,735,680
2,569,000	3.961%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,g	2,550,375
	Goodgreen Trust
3,324,132	3.860%, 10/15/2054, Ser. 2019-1A, Class Ag	3,388,122
	Laurel Road Prime Student Loan Trust
1,950,000	2.810%, 11/25/2042, Ser. 2017-C, Class A2Bg	1,931,932
	Lehman XS Trust
2,522,556	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bh	2,296,969
	Lendmark Funding Trust
1,400,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ag	1,391,034
	Madison Park Funding XIV, Ltd.
1,675,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,658,441
	Madison Park Funding XXXI, Ltd.
2,200,000	4.276%, (LIBOR 3M + 1.500%), 1/23/2031, Ser. 2018-31A, Class A2Ab,g	2,171,629
	Magnetite XII, Ltd.
2,600,000	3.887%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	2,583,058
	Morgan Stanley Capital I, Inc.
3,400,000	4.407%, 10/15/2051, Ser. 2018-L1, Class A4	3,708,846
	Mountain View CLO, Ltd.
1,825,000	3.907%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,g	1,799,320
	National Collegiate Trust
1,674,803	2.781%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,g	1,639,068
	Neuberger Berman CLO XIV, Ltd.
1,400,000	4.015%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,g	1,397,136
	Neuberger Berman CLO, Ltd.
600,000	3.941%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,g	597,976
	Octagon Investment Partners XVI, Ltd.
600,000	4.173%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	588,821

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Asset-Backed Securities (1.6%) - continued
	OZLM VIII, Ltd.
$825,000	3.625%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,g	$825,276
	Palmer Square Loan Funding, Ltd.
3,500,000	3.320%, (LIBOR 3M + 0.850%), 1/20/2027, Ser. 2018-5A, Class A1[b,g]	3,492,283
1,700,000	4.248%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,e,g]	1,700,000
	PPM CLO, Ltd.
2,000,000	3.937%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class Ab,g	1,974,298
	Preston Ridge Partners Mortgage Trust, LLC
437,722	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	441,314
	Progress Residential Trust
2,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Ag	2,019,285
	Race Point IX CLO, Ltd.
2,100,000	3.997%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,g	2,100,197
	Saxon Asset Securities Trust
860,035	6.000%, 8/25/2035, Ser. 2004-2, Class MF2	820,409
	Shackleton CLO, Ltd.
1,750,000	3.957%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	1,731,086
	SLM Student Loan Trust
1,290,302	2.886%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	1,262,696
	SoFi Professional Loan Program, LLC
438,247	2.420%, 3/25/2030, Ser. 2015-A, Class A2[g]	434,395
	Symphony CLO XV, Ltd.
2,000,000	4.103%, (LIBOR 3M + 1.260%), 1/17/2032, Ser. 2014-15A, Class AR2[b,g]	1,998,616
	TCW GEM II, Ltd.
2,900,000	4.349%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,g	2,899,826
	U.S. Small Business Administration
153,780	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	156,191

	Total	80,253,136

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
1,305,000	6.750%, 9/30/2024[g]	1,380,038
	Anglo American Capital plc
1,970,000	4.875%, 5/14/2025[g]	2,050,438
	ArcelorMittal SA
698,000	6.125%, 6/1/2025	774,131
925,000	4.550%, 3/11/2026	945,992
	Braskem Netherlands Finance BV
2,280,000	4.500%, 1/10/2028[g]	2,216,730
	BWAY Holding Company
1,740,000	5.500%, 4/15/2024[g]	1,727,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Basic Materials (0.6%) - continued
	CF Industries, Inc.
$1,300,000	3.450%, 6/1/2023[i]	$1,261,000
	Dow Chemical Company
600,000	4.800%, 11/30/2028[g]	645,708
	DowDuPont, Inc.
1,275,000	4.493%, 11/15/2025	1,359,188
	Element Solutions, Inc.
1,000,000	5.875%, 12/1/2025[g]	1,003,600
	First Quantum Minerals, Ltd.
1,165,000	7.500%, 4/1/2025[g]	1,119,856
	Glencore Funding, LLC
560,000	4.125%, 5/30/2023[g]	570,388
725,000	4.000%, 3/27/2027[g]	704,128
	International Paper Company
1,420,000	4.350%, 8/15/2048	1,327,906
	Kinross Gold Corporation
1,120,000	5.950%, 3/15/2024	1,198,400
1,510,000	4.500%, 7/15/2027	1,434,500
	Novelis Corporation
1,680,000	5.875%, 9/30/2026[g]	1,671,600
	Olin Corporation
1,305,000	5.125%, 9/15/2027[i]	1,319,681
	Sherwin-Williams Company
1,285,000	3.125%, 6/1/2024	1,277,653
	Syngenta Finance NV
1,200,000	3.933%, 4/23/2021[g]	1,205,776
	Teck Resources, Ltd.
1,964,000	6.125%, 10/1/2035	2,092,180
	Vale Overseas, Ltd.
840,000	6.250%, 8/10/2026	913,080
401,000	6.875%, 11/21/2036	458,143
840,000	6.875%, 11/10/2039[i]	961,800
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026	1,084,327
	WestRock Company
1,100,000	3.750%, 3/15/2025	1,110,515
	Weyerhaeuser Company
1,250,000	4.000%, 11/15/2029	1,287,623

	Total	33,101,853

Capital Goods (0.7%)
	AECOM
1,280,000	5.875%, 10/15/2024	1,348,800
	Boeing Company
775,000	3.850%, 11/1/2048	771,205
	Bombardier, Inc.
1,305,000	7.500%, 3/15/2025[g,i]	1,344,150
	Building Materials Corporation of America
1,325,000	6.000%, 10/15/2025[g]	1,387,394
	Cemex SAB de CV
1,285,000	6.125%, 5/5/2025[g]	1,329,975
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	863,172
	CNH Industrial Capital, LLC
1,120,000	4.875%, 4/1/2021	1,150,800
	CNH Industrial NV
1,400,000	3.850%, 11/15/2027	1,342,323
	Covanta Holding Corporation
1,210,000	6.000%, 1/1/2027	1,206,975
	Crown Cork & Seal Company, Inc.
1,460,000	7.375%, 12/15/2026	1,620,600
	H&E Equipment Services, Inc.
850,000	5.625%, 9/1/2025	847,875

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Capital Goods (0.7%) - continued
	Huntington Ingalls Industries, Inc.
$1,680,000	3.483%, 12/1/2027	$1,642,872
	Ingersoll-Rand Luxembourg Finance SA
1,225,000	3.500%, 3/21/2026	1,236,015
	L3 Technologies, Inc.
1,656,000	3.950%, 5/28/2024	1,701,601
	Lockheed Martin Corporation
1,136,000	3.600%, 3/1/2035	1,124,395
1,024,000	4.500%, 5/15/2036	1,111,516
284,000	6.150%, 9/1/2036	359,800
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	1,883,835
	Owens-Brockway Glass Container, Inc.
1,405,000	5.000%, 1/15/2022[g]	1,440,125
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	832,515
	Reynolds Group Issuer, Inc.
1,270,000	5.125%, 7/15/2023[g]	1,290,638
	Rockwell Collins, Inc.
1,700,000	2.800%, 3/15/2022	1,696,364
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	837,449
435,000	3.650%, 9/15/2023	444,554
564,000	4.200%, 9/15/2028	585,162
	Siemens Financieringsmaatschappij NV
2,255,000	4.200%, 3/16/2047[g]	2,367,108
	Textron, Inc.
1,710,000	3.375%, 3/1/2028	1,639,380
	United Rentals North America, Inc.
1,305,000	5.500%, 7/15/2025	1,334,363
	United Technologies Corporation
1,575,000	4.450%, 11/16/2038	1,630,827
1,410,000	4.050%, 5/4/2047	1,353,189

	Total	37,724,977

Collateralized Mortgage Obligations (1.0%)
	Ajax Mortgage Loan Trust
	4.360%, 9/25/2065, Ser.
3,225,425	2018-C, Class Ab,g	3,272,975
	Alternative Loan Trust
	6.000%, 8/1/2036, Ser.
1,018,353	2006-24CB, Class A9	851,811
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
371,241	2016-1, Class A1[g]	370,900
	Bayview Koitere Fund Trust
	4.000%, 11/28/2053, Ser.
1,396,751	2017-SPL3, Class Ab,g	1,419,355
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
301,383	2005-9, Class 21A2	302,145
	COLT Mortgage Loan Trust
	2.415%, 10/25/2047, Ser.
1,348,074	2017-2, Class A1Ab,g	1,343,821
	Countrywide Alternative Loan Trust
	3.680%, 10/25/2035, Ser.
1,155,991	2005-43, Class 4A1[b]	999,516
	6.500%, 8/25/2036, Ser.
698,778	2006-23CB, Class 2A3	429,036
	6.000%, 1/25/2037, Ser.
191,830	2006-39CB, Class 1A16	181,727

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
$1,479,138	7.000%, 10/25/2037, Ser. 2007-24, Class A10	$866,914
	Countrywide Home Loans, Inc.
352,551	5.750%, 4/25/2037, Ser. 2007-3, Class A27	281,470
	Credit Suisse Mortgage Trust
3,885,536	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,g]	3,939,742
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
234,927	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	211,634
	Ellington Financial Mortgage Trust
2,473,442	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,g	2,490,993
	Federal Home Loan Mortgage Corporation
4,006,453	3.000%, 4/15/2028, Ser. 4193, Class AIj	317,966
3,001,295	4.000%, 7/15/2031, Ser. 4104, Class KIj	304,806
3,294,338	3.000%, 2/15/2033, Ser. 4170, Class IGj	357,620
	Federal National Mortgage Association
6,355,637	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	770,495
	Galton Funding Mortgage Trust 2017-1
3,656,204	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,g]	3,731,163
	Greenpoint Mortgage Funding Trust
869,792	2.686%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	771,092
	GS Mortgage-Backed Securities Trust
1,163,676	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ag	1,181,679
	Impac Secured Assets Trust
3,537,761	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	2,991,013
	J.P. Morgan Mortgage Trust
72,544	4.240%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	63,135
	MASTR Alternative Loans Trust
1,242,141	2.936%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	550,819
	Merrill Lynch Alternative Note Asset Trust
272,061	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	208,715
	Mill City Mortgage Loan Trust
3,067,629	3.500%, 8/25/2058, Ser. 2018-3, Class A1[b,g]	3,094,014
	Preston Ridge Partners Mortgage, LLC
2,941,500	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	2,965,022
	Pretium Mortgage Credit Partners, LLC
1,642,763	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,648,335

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
	RCO 2017-INV1 Trust
$2,371,467	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	$2,335,222
	RCO Mortgage, LLC
1,464,778	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,g]	1,476,044
	Renaissance Home Equity Loan Trust
2,263,565	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[h]	1,207,553
	Residential Accredit Loans, Inc. Trust
413,657	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	402,185
2,250,859	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,747,158
	Sequoia Mortgage Trust
1,447,542	3.805%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,173,972
	Verus Securitization Trust
1,181,524	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,g]	1,176,977
1,938,691	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,g]	1,920,412
791,051	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,g]	796,882
	WaMu Mortgage Pass Through Certificates
211,159	3.857%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	200,133
212,721	3.905%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	205,550
1,186,439	3.454%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	1,083,097

	Total	49,643,098

Commercial Mortgage-Backed Securities (2.0%)
	CSAIL Commercial Mortgage Trust
4,400,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	4,502,118
	Federal Home Loan Mortgage Corporation - REMIC
15,700,000	3.859%, 11/25/2028, Ser. K086, Class A2[b]	16,848,450
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,800,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,k]	6,247,538
1,096,224	3.000%, 3/15/2045, Ser. 4741, Class GA	1,103,724
	Federal National Mortgage Association
7,525,000	3.410%, 5/1/2028	7,684,297
4,600,000	3.640%, 6/1/2028	4,771,462
1,850,000	3.710%, 7/1/2028	1,952,480
	Federal National Mortgage Association - ACES
2,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	2,752,742
4,250,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2[b]	4,230,082
5,000,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	5,010,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Commercial Mortgage-Backed Securities (2.0%) - continued
$4,500,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	$4,706,869
6,700,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	7,013,513
	Federal National Mortgage Association Grantor Trust
5,592,995	2.898%, 6/25/2027, Ser. 2017-T1, Class Ak	5,543,544
	GS Mortgage Securities Trust
2,670,111	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	2,756,831
4,000,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	4,144,466
4,000,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	4,045,078
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	3,437,251
	Morgan Stanley Capital I, Inc.
5,950,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	6,375,418
	UBS Commercial Mortgage Trust
3,875,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	4,164,835
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	2,568,130

	Total	99,859,250

Communications Services (1.6%)
	AMC Networks, Inc.
1,675,000	5.000%, 4/1/2024	1,683,208
	American Tower Corporation
1,280,000	3.300%, 2/15/2021	1,292,122
	AT&T, Inc.
835,000	3.800%, 3/1/2024	855,793
1,017,000	4.100%, 2/15/2028	1,027,825
1,550,000	4.350%, 3/1/2029	1,583,993
822,000	4.300%, 2/15/2030	832,569
1,100,000	5.250%, 3/1/2037	1,159,417
1,590,000	4.900%, 8/15/2037	1,607,741
840,000	6.350%, 3/15/2040	975,532
950,000	5.550%, 8/15/2041	1,017,443
546,000	4.750%, 5/15/2046	535,614
1,380,000	5.450%, 3/1/2047	1,476,910
	British Sky Broadcasting Group plc
1,100,000	3.125%, 11/26/2022[g]	1,111,915
	British Telecommunications plc
1,225,000	4.500%, 12/4/2023	1,281,696
	CCO Holdings, LLC
1,500,000	5.875%, 4/1/2024[g]	1,567,665
1,100,000	5.500%, 5/1/2026[g]	1,135,750
	Charter Communications Operating, LLC
450,000	6.834%, 10/23/2055	510,336
700,000	4.500%, 2/1/2024	729,192
1,400,000	4.200%, 3/15/2028	1,390,443
3,320,000	6.484%, 10/23/2045	3,725,071
	Clear Channel Worldwide Holdings, Inc.
1,360,000	6.500%, 11/15/2022	1,388,900

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Communications Services (1.6%) - continued
	Comcast Corporation
$1,325,000	4.950%, 10/15/2058	$1,464,216
850,000	4.049%, 11/1/2052	824,365
875,000	2.750%, 3/1/2023	873,900
750,000	3.950%,10/15/2025	784,696
1,250,000	4.250%, 10/15/2030	1,329,457
2,190,000	4.400%, 8/15/2035	2,289,819
1,115,000	4.750%, 3/1/2044	1,210,817
550,000	4.600%, 8/15/2045	587,307
	Cox Communications, Inc.
1,400,000	3.350%, 9/15/2026[g]	1,365,339
568,000	4.600%, 8/15/2047[g]	542,924
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,192,976
792,000	5.250%, 1/15/2023	850,770
1,136,000	3.200%, 9/1/2024	1,127,971
	Discovery Communications, LLC
1,420,000	4.900%, 3/11/2026	1,499,430
1,135,000	5.000%, 9/20/2037	1,105,084
	Gray Television, Inc.
1,690,000	5.875%, 7/15/2026[g]	1,719,913
	Intelsat Jackson Holdings SA
660,000	8.500%, 10/15/2024[g]	641,850
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,118,688
	Level 3 Financing, Inc.
200,000	5.375%, 5/1/2025	202,460
	Moody’s Corporation
770,000	2.750%, 12/15/2021	770,075
	Neptune Finco Corporation
1,769,000	10.875%, 10/15/2025[g]	2,042,311
	Netflix, Inc.
1,895,000	4.875%, 4/15/2028	1,876,050
	Nexstar Escrow Corporation
811,000	5.625%, 8/1/2024[g]	823,165
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	526,078
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,496,583
	Sprint Corporation
1,255,000	7.625%, 2/15/2025	1,280,100
	Telefonica Emisiones SAU
825,000	4.570%, 4/27/2023	869,817
1,375,000	4.665%, 3/6/2038	1,314,317
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,569,588
	T-Mobile USA, Inc.
1,000,000	4.500%, 2/1/2026	999,453
	Verizon Communications, Inc.
2,304,000	5.150%, 9/15/2023	2,533,766
1,311,000	3.376%, 2/15/2025	1,329,198
575,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	575,058
1,503,000	4.016%, 12/3/2029[g]	1,553,268
859,000	4.272%, 1/15/2036	870,076
2,272,000	4.862%, 8/21/2046	2,428,270
	Viacom, Inc.
560,000	4.250%, 9/1/2023	582,430
1,095,000	6.875%, 4/30/2036	1,286,455
840,000	5.850%, 9/1/2043	913,803
	Virgin Media Secured Finance plc
1,225,000	5.250%, 1/15/2026[g]	1,232,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Communications Services (1.6%) - continued
	Walt Disney Company
$2,115,000	6.400%, 12/15/2035[g]	$2,810,105
	Zayo Group, LLC
1,670,000	5.750%, 1/15/2027[g]	1,666,326

	Total	79,970,065

Consumer Cyclical (1.0%)
	Allison Transmission, Inc.
1,620,000	5.000%, 10/1/2024[g]	1,615,950
	Amazon.com, Inc.
710,000	3.150%, 8/22/2027	715,899
1,420,000	3.875%, 8/22/2037	1,483,219
852,000	4.050%, 8/22/2047	901,150
	American Honda Finance Corporation
1,075,000	2.000%, 2/14/2020	1,069,184
	Cinemark USA, Inc.
1,195,000	4.875%, 6/1/2023	1,215,076
	D.R. Horton, Inc.
1,175,000	2.550%, 12/1/2020	1,167,461
	Daimler Finance North America, LLC
1,025,000	3.288%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	1,023,399
	Delphi Jersey Holdings plc
1,795,000	5.000%, 10/1/2025[g]	1,580,498
	Ford Motor Credit Company, LLC
100,000	8.125%, 1/15/2020	103,643
420,000	3.200%, 1/15/2021	414,036
1,300,000	5.596%, 1/7/2022	1,341,181
385,000	3.867%, (LIBOR 3M + 1.270%), 3/28/2022[b]	372,009
1,500,000	2.979%, 8/3/2022	1,434,100
	General Motors Company
1,365,000	3.501%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,353,847
1,550,000	5.000%, 10/1/2028	1,547,419
	General Motors Financial Company, Inc.
512,000	4.200%, 3/1/2021	519,396
1,210,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	1,200,719
1,250,000	3.150%, 6/30/2022	1,238,007
560,000	3.950%, 4/13/2024	554,517
1,240,000	4.300%, 7/13/2025	1,233,828
	Home Depot, Inc.
1,330,000	5.400%, 9/15/2040	1,604,945
840,000	4.250%, 4/1/2046	893,044
1,400,000	3.900%, 6/15/2047	1,418,917
	Hyundai Capital America
1,200,000	2.550%, 4/3/2020[g]	1,191,466
768,000	3.000%, 10/30/2020[g]	764,277
	L Brands, Inc.
1,000,000	5.625%, 2/15/2022	1,038,750
	Landry’s, Inc.
1,250,000	6.750%, 10/15/2024[g]	1,256,250
	Lear Corporation
1,200,000	5.250%, 1/15/2025	1,248,024
	Lennar Corporation
825,000	4.125%, 1/15/2022	831,188
1,985,000	4.875%, 12/15/2023	2,044,550
	Live Nation Entertainment, Inc.
420,000	5.375%, 6/15/2022[g]	425,250
925,000	5.625%, 3/15/2026[g]	955,063
	Macy’s Retail Holdings, Inc.
1,690,000	2.875%, 2/15/2023[i]	1,636,675

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Consumer Cyclical (1.0%) - continued
	Mastercard, Inc.
$1,660,000	3.950%, 2/26/2048	$1,762,183
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	731,250
1,365,000	4.450%, 3/1/2047	1,403,490
	MGM Resorts International
1,315,000	6.000%, 3/15/2023	1,387,325
	New Red Finance, Inc.
1,750,000	4.250%, 5/15/2024[g]	1,732,500
	Nissan Motor Acceptance Corporation
840,000	2.150%, 9/28/2020[g]	825,596
	Prime Security Services Borrower, LLC
1,674,000	9.250%, 5/15/2023[g]	1,757,700
	ServiceMaster Company, LLC
1,300,000	5.125%, 11/15/2024[g]	1,304,875
	Six Flags Entertainment Corporation
1,290,000	4.875%, 7/31/2024[g]	1,269,844
	Volkswagen Group of America Finance, LLC
1,500,000	4.250%, 11/13/2023[g]	1,546,180
1,000,000	4.750%, 11/13/2028[g]	1,008,880
	Yum! Brands, Inc.
1,630,000	5.000%, 6/1/2024[g]	1,662,600

	Total	53,785,360

Consumer Non-Cyclical (2.2%)
	Abbott Laboratories
140,000	2.900%, 11/30/2021	140,615
490,000	3.400%, 11/30/2023	500,308
2,250,000	4.750%, 11/30/2036	2,532,402
380,000	4.900%, 11/30/2046	439,368
	AbbVie, Inc.
2,070,000	2.500%, 5/14/2020	2,063,774
1,320,000	3.600%, 5/14/2025	1,323,789
560,000	4.700%, 5/14/2045	539,985
	Albertson’s Companies, LLC
1,360,000	7.500%, 3/15/2026[g]	1,399,100
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	558,867
700,000	4.400%, 2/14/2026	720,982
700,000	2.625%, 9/16/2026	646,624
1,800,000	5.800%, 2/14/2039	1,906,321
	Amgen, Inc.
1,680,000	2.200%, 5/11/2020	1,671,990
475,000	3.125%, 5/1/2025	478,393
	Anheuser-Busch Companies, LLC
1,439,000	3.650%, 2/1/2026[g]	1,444,287
2,240,000	4.700%, 2/1/2036[g]	2,240,884
	Anheuser-Busch InBev Worldwide, Inc.
2,725,000	4.750%, 4/15/2058	2,602,365
1,350,000	4.375%, 4/15/2038	1,297,689
150,000	4.600%, 4/15/2048	144,567
	Anthem, Inc.
1,400,000	4.625%, 5/15/2042	1,447,352
	BAT Capital Corporation
568,000	2.297%, 8/14/2020	562,437
852,000	3.222%, 8/15/2024	833,530
1,136,000	4.540%, 8/15/2047	996,407
	Baxalta, Inc.
569,000	4.000%, 6/23/2025	583,997
	Bayer U.S. Finance II, LLC
1,380,000	4.250%, 12/15/2025[g]	1,395,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Consumer Non-Cyclical (2.2%) - continued
$1,350,000	4.875%, 6/25/2048[g]	$1,270,614
	Becton, Dickinson and Company
1,214,000	3.734%, 12/15/2024	1,233,302
1,650,000	3.700%, 6/6/2027	1,645,375
840,000	4.669%, 6/6/2047	880,825
	Boston Scientific Corporation
525,000	3.850%, 5/15/2025	540,802
750,000	4.000%, 3/1/2028	771,687
840,000	7.375%, 1/15/2040	1,146,744
	Bunge, Ltd. Finance Corporation
300,000	3.500%, 11/24/2020	301,490
	Celgene Corporation
2,285,000	2.875%, 8/15/2020	2,286,815
	Centene Corporation
1,640,000	4.750%, 1/15/2025	1,672,800
	Cigna Corporation
290,000	3.677%, (LIBOR 3M + 0.890%), 7/15/2023[b,g]	288,590
1,050,000	4.125%, 11/15/2025[g]	1,087,094
2,260,000	3.050%, 10/15/2027	2,142,541
1,325,000	4.800%, 8/15/2038[g]	1,361,884
	Clorox Company
1,680,000	3.100%, 10/1/2027	1,655,926
	Conagra Brands, Inc.
600,000	3.800%, 10/22/2021	611,138
935,000	4.300%, 5/1/2024	968,993
	Constellation Brands, Inc.
1,120,000	3.600%, 2/15/2028	1,097,007
	CVS Caremark Corporation
275,000	4.000%, 12/5/2023	282,716
	CVS Health Corporation
278,000	3.350%, 3/9/2021	280,265
556,000	3.700%, 3/9/2023	564,885
1,370,000	4.100%, 3/25/2025	1,407,355
3,370,000	4.875%, 7/20/2035	3,418,118
2,480,000	4.780%, 3/25/2038	2,459,509
1,380,000	5.050%, 3/25/2048	1,390,949
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[g]	1,123,574
	Energizer Holdings, Inc.
1,300,000	5.500%, 6/15/2025[g]	1,288,625
	Express Scripts Holding Company
560,000	3.000%, 7/15/2023	556,835
1,685,000	4.800%, 7/15/2046	1,715,972
	Forest Laboratories, LLC
300,000	4.875%, 2/15/2021[g]	308,689
	Grupo Bimbo SAB de CV
860,000	4.700%, 11/10/2047[g]	832,050
	HCA, Inc.
1,070,000	5.250%, 6/15/2026	1,147,275
1,105,000	4.500%, 2/15/2027	1,135,687
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[g]	1,246,313
	JBS USA, LLC
1,250,000	5.750%, 6/15/2025[g]	1,281,250
	Kimberly-Clark Corporation
1,410,000	3.900%, 5/4/2047	1,445,313
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,000,902
	Kraft Heinz Foods Company
1,650,000	3.375%, 6/15/2021	1,663,802
	Kroger Company
710,000	2.800%, 8/1/2022	706,653
	Maple Escrow Subsidiary, Inc.
1,100,000	3.551%, 5/25/2021[g]	1,111,983

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Consumer Non-Cyclical (2.2%) - continued
	Mead Johnson Nutrition Company
$512,000	3.000%, 11/15/2020	$513,256
	Medtronic, Inc.
4,070,000	4.375%, 3/15/2035	4,447,107
98,000	4.625%, 3/15/2045	112,167
	Merck & Company, Inc.
260,000	3.700%, 2/10/2045	257,908
	Mondelez International Holdings Netherlands BV
1,200,000	2.000%, 10/28/2021[g]	1,169,899
	Mylan, Inc.
260,000	3.125%, 1/15/2023[g]	254,106
980,000	4.550%, 4/15/2028	953,619
	Nestle Holdings, Inc.
2,400,000	3.900%, 9/24/2038[g]	2,503,184
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,025,494
	Perrigo Finance Unlimited Company
1,340,000	4.900%, 12/15/2044	1,125,135
	Post Holdings, Inc.
1,000,000	5.500%, 3/1/2025[g]	1,011,250
	Reynolds American, Inc.
1,563,000	5.700%, 8/15/2035	1,618,576
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[g]	825,331
	Shire Acquisitions Investments Ireland Designated Activity Company
1,680,000	2.400%, 9/23/2021	1,660,828
	Simmons Foods, Inc.
1,295,000	5.750%, 11/1/2024[g]	1,136,362
	Smithfield Foods, Inc.
1,320,000	2.700%, 1/31/2020[g]	1,310,752
820,000	2.650%, 10/3/2021[g]	788,532
	Spectrum Brands, Inc.
1,250,000	5.750%, 7/15/2025	1,259,375
	Tenet Healthcare Corporation
1,285,000	8.125%, 4/1/2022	1,382,467
	TreeHouse Foods, Inc.
760,000	4.875%, 3/15/2022	768,330
	Tyson Foods, Inc.
560,000	3.550%, 6/2/2027	551,024
	UnitedHealth Group, Inc.
1,400,000	2.950%, 10/15/2027	1,375,837
2,470,000	4.625%, 7/15/2035	2,774,435
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[g]	3,212,550
	Zimmer Biomet Holdings, Inc.
1,725,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,719,183
	Zoetis, Inc.
1,870,000	4.700%, 2/1/2043	1,989,375

	Total	111,550,183

Energy (1.8%)
	Alliance Resource Operating Partners, LP
850,000	7.500%, 5/1/2025[g]	885,062
	Anadarko Petroleum Corporation
1,338,000	4.850%, 3/15/2021	1,387,212
1,400,000	5.550%, 3/15/2026	1,528,172
	Antero Resources Corporation
1,275,000	5.125%, 12/1/2022	1,281,757
	BP Capital Markets America, Inc.
285,000	3.119%, 5/4/2026	283,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Energy (1.8%) - continued
	BP Capital Markets plc
$1,560,000	3.535%,11/4/2024	$1,606,667
1,960,000	3.279%, 9/19/2027	1,952,920
	Canadian Natural Resources, Ltd.
1,005,000	3.450%,11/15/2021	1,016,578
	Canadian Oil Sands, Ltd.
750,000	9.400%, 9/1/2021[g]	834,815
	Cheniere Corpus Christi Holdings, LLC
1,260,000	7.000%, 6/30/2024	1,422,288
1,635,000	5.875%, 3/31/2025	1,778,062
	Cheniere Energy Partners, LP
1,365,000	5.625%, 10/1/2026[g]	1,399,125
	Chesapeake Energy Corporation
1,110,000	7.000%, 10/1/2024[i]	1,107,225
	ConocoPhillips
1,400,000	6.500%, 2/1/2039	1,888,552
	Continental Resources, Inc.
1,120,000	5.000%, 9/15/2022	1,128,370
1,375,000	4.375%, 1/15/2028	1,413,985
	Devon Energy Corporation
1,000,000	5.000%, 6/15/2045	1,049,135
	Diamondback Energy, Inc.
980,000	4.750%, 11/1/2024	1,001,854
620,000	5.375%, 5/31/2025	647,125
	Dominion Gas Holdings, LLC
1,475,000	2.500%, 12/15/2019	1,470,902
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	877,822
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025	1,586,186
	Enbridge, Inc.
975,000	2.900%, 7/15/2022	972,368
	Encana Corporation
230,000	3.900%, 11/15/2021	234,209
	Energy Transfer Operating, LP
450,000	4.200%, 9/15/2023	465,309
1,450,000	5.500%, 6/1/2027	1,573,429
1,340,000	6.000%, 6/15/2048	1,449,064
	Energy Transfer Partners, LP
765,000	4.900%, 3/15/2035	728,045
600,000	5.150%, 2/1/2043	576,835
	Eni SPA
1,365,000	4.000%, 9/12/2023[g]	1,401,171
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	553,437
2,090,000	4.850%, 7/15/2026	2,074,325
	Enterprise Products Operating, LLC
758,000	5.100%, 2/15/2045	831,226
	EQM Midstream Partners LP
1,365,000	4.750%, 7/15/2023	1,392,763
	EQT Corporation
754,000	8.125%, 6/1/2019	760,284
1,000,000	3.000%, 10/1/2022	981,769
1,410,000	3.900%, 10/1/2027	1,319,261
	Hess Corporation
2,115,000	3.500%, 7/15/2024	2,082,517
845,000	6.000%, 1/15/2040	881,115
	Kinder Morgan Energy Partners, LP
765,000	3.500%, 3/1/2021	772,433
1,400,000	6.500%, 9/1/2039	1,642,861
	Kinder Morgan, Inc.
1,250,000	6.500%, 9/15/2020	1,313,469

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Energy (1.8%) - continued
	Magellan Midstream Partners, LP
$750,000	5.000%, 3/1/2026	$814,395
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	836,162
1,960,000	6.600%, 10/1/2037	2,311,628
	Marathon Petroleum Corporation
1,680,000	4.750%, 12/15/2023[g]	1,769,205
1,136,000	6.500%, 3/1/2041	1,386,285
	MPLX, LP
1,200,000	4.875%, 12/1/2024	1,281,215
1,680,000	4.875%, 6/1/2025	1,789,584
850,000	4.125%, 3/1/2027	856,045
	Nabors Industries, Inc.
885,000	5.750%, 2/1/2025	793,164
	Parsley Energy, LLC
765,000	5.625%, 10/15/2027[g]	763,087
	Petrobras Global Finance BV
1,200,000	7.375%, 1/17/2027	1,324,500
	Petroleos Mexicanos
950,000	4.875%, 1/24/2022	958,084
	Phillips 66
1,130,000	3.900%, 3/15/2028	1,150,738
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	524,663
	Plains All American Pipeline, LP
1,300,000	5.000%, 2/1/2021	1,336,330
	Precision Drilling Corporation
230,000	5.250%, 11/15/2024	215,050
800,000	7.125%, 1/15/2026[g]	793,250
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,197,547
	Sabine Pass Liquefaction, LLC
840,000	6.250%, 3/15/2022	907,199
1,000,000	5.625%, 4/15/2023	1,083,846
1,140,000	5.750%, 5/15/2024	1,256,946
	Schlumberger Holdings Corporation
1,380,000	4.000%, 12/21/2025[g]	1,423,672
	Southwestern Energy Company
1,260,000	7.500%, 4/1/2026	1,285,200
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	799,289
	Sunoco, LP
625,000	5.500%, 2/15/2026	618,750
935,000	5.875%, 3/15/2028	927,987
	Tallgrass Energy Partners, LP
1,690,000	5.500%, 1/15/2028[g]	1,692,113
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	534,419
	Transocean Guardian, Ltd.
1,214,325	5.875%, 1/15/2024[g]	1,232,540
	W&T Offshore, Inc.
860,000	9.750%, 11/1/2023[g]	856,775
	Western Gas Partners, LP
1,120,000	4.000%, 7/1/2022	1,136,240
560,000	4.500%, 3/1/2028	555,826
	Williams Companies, Inc.
1,400,000	7.500%, 1/15/2031	1,760,251
	Williams Partners, LP
700,000	4.000%, 11/15/2021	718,555
375,000	3.600%, 3/15/2022	380,371
710,000	4.500%, 11/15/2023	745,582
1,120,000	6.300%, 4/15/2040	1,311,339
	Woodside Finance, Ltd.
1,400,000	3.650%, 3/5/2025[g]	1,391,878
565,000	3.700%, 3/15/2028[g]	545,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Energy (1.8%) - continued
	WPX Energy, Inc.
$1,210,000	5.750%, 6/1/2026	$1,228,150

	Total	92,046,823

Financials (4.8%)
	ABN AMRO Bank NV
1,050,000	4.750%,7/28/2025[g]	1,090,791
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	803,390
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	550,451
560,000	4.625%, 10/30/2020	573,294
1,420,000	5.000%, 10/1/2021	1,473,636
980,000	3.500%, 1/15/2025	945,690
	Air Lease Corporation
1,125,000	2.500%, 3/1/2021	1,116,307
	Aircastle, Ltd.
1,650,000	5.000%, 4/1/2023	1,715,478
	Ally Financial, Inc.
1,310,000	5.750%, 11/20/2025[i]	1,395,294
	American Express Credit Corporation
1,692,000	1.875%, 5/3/2019	1,692,000
	American International Group, Inc.
1,705,000	3.750%, 7/10/2025	1,708,092
1,560,000	3.900%, 4/1/2026	1,571,306
	Ares Capital Corporation
2,230,000	3.875%, 1/15/2020	2,240,841
	AvalonBay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,148,217
	Aviation Capital Group, LLC
1,135,000	2.875%, 1/20/2022[g,i]	1,118,056
	Avolon Holdings Funding, Ltd.
700,000	5.250%, 5/15/2024[g]	721,000
	Banco Santander SA
2,200,000	6.375%, 5/19/2019[b,l]	2,178,506
1,200,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	1,185,267
	Bank of America Corporation
500,000	3.667%, (LIBOR 3M + 0.870%), 4/1/2019[b]	500,000
700,000	3.499%, 5/17/2022[b]	708,622
1,065,000	3.300%, 1/11/2023	1,078,969
1,130,000	2.881%, 4/24/2023[b]	1,126,903
1,056,000	4.000%, 4/1/2024	1,099,483
3,080,000	4.000%, 1/22/2025	3,145,194
1,450,000	3.458%, 3/15/2025[b]	1,465,212
1,400,000	3.093%, 10/1/2025[b]	1,389,215
795,000	3.500%, 4/19/2026	803,709
1,704,000	4.183%, 11/25/2027	1,733,120
1,160,000	3.824%, 1/20/2028[b]	1,177,040
1,322,000	5.875%, 2/7/2042	1,653,252
	Bank of Montreal
1,090,000	3.257%, (LIBOR 3M + 0.460%), 4/13/2021[b]	1,093,097
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,277,101
	Bank of Nova Scotia
2,200,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	2,207,902
1,200,000	2.700%, 3/7/2022	1,201,257
	Barclays Bank plc
264,000	10.179%, 6/12/2021[g]	298,897
	Barclays plc
1,825,000	3.250%, 1/12/2021	1,824,142
1,300,000	4.610%, 2/15/2023[b]	1,328,551

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Financials (4.8%) - continued
$1,039,000	3.650%, 3/16/2025	$1,013,066
	BNP Paribas SA
1,000,000	4.375%, 3/1/2033[b,g]	981,578
	Boston Properties, LP
850,000	4.500%, 12/1/2028	905,264
	BPCE SA
725,000	3.000%, 5/22/2022[g]	717,315
1,960,000	3.500%, 10/23/2027[g]	1,893,517
	Capital One Financial Corporation
980,000	2.500%, 5/12/2020	976,970
2,500,000	3.450%, 4/30/2021	2,530,747
1,120,000	3.050%, 3/9/2022	1,125,812
	Cboe Global Markets, Inc.
90,000	1.950%, 6/28/2019	89,820
	CIT Group, Inc.
1,325,000	5.000%, 8/15/2022	1,379,656
	Citigroup, Inc.
625,000	2.700%, 3/30/2021	624,463
1,275,000	2.750%, 4/25/2022	1,270,038
690,000	4.050%, 7/30/2022	710,829
840,000	3.142%, 1/24/2023[b]	843,148
1,990,000	4.400%, 6/10/2025	2,061,532
1,120,000	3.200%, 10/21/2026	1,097,869
1,704,000	3.668%, 7/24/2028[b]	1,701,334
840,000	4.125%, 7/25/2028	845,463
1,400,000	3.520%, 10/27/2028[b]	1,377,095
1,660,000	3.878%, 1/24/2039[b]	1,623,889
828,000	4.650%, 7/23/2048	891,821
	Citizens Bank NA
1,165,000	2.200%, 5/26/2020	1,156,457
	Comerica, Inc.
435,000	3.700%, 7/31/2023	446,959
	Commerzbank AG
1,400,000	8.125%, 9/19/2023[g]	1,597,084
	Commonwealth Bank of Australia
690,000	2.250%, 3/10/2020[g]	686,959
1,660,000	3.315%, (LIBOR 3M + 0.700%), 3/16/2023[b,g]	1,661,316
	Compass Bank
145,000	2.750%, 9/29/2019	144,862
1,150,000	3.500%, 6/11/2021	1,159,994
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,560,000	3.950%, 11/9/2022	1,589,176
3,360,000	4.625%, 12/1/2023	3,511,756
	Credit Agricole SA
485,000	3.587%, (LIBOR 3M + 0.800%), 4/15/2019[b,g]	485,177
1,700,000	3.375%, 1/10/2022[g]	1,710,849
	Credit Suisse AG
512,000	5.400%, 1/14/2020	521,244
	Credit Suisse Group AG
1,400,000	2.997%, 12/14/2023[b,g]	1,376,180
775,000	7.250%, 9/12/2025[b,g,l]	777,906
1,065,000	3.869%, 1/12/2029[b,g]	1,044,833
	Credit Suisse Group Funding (Guernsey), Ltd.
1,200,000	3.125%, 12/10/2020	1,203,981
	Credit Suisse Group Funding, Ltd.
1,024,000	3.750%, 3/26/2025	1,032,397
	Deutsche Bank AG
846,000	2.700%, 7/13/2020	836,908
1,630,000	3.375%, 5/12/2021	1,620,430
700,000	4.250%, 10/14/2021	703,521
1,650,000	4.875%, 12/1/2032[b]	1,454,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Financials (4.8%) - continued
	Digital Realty Trust LP
$1,125,000	3.400%, 10/1/2020	$1,133,115
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,174,135
805,000	3.100%, 6/4/2020	806,863
1,410,000	4.682%, 8/9/2028[b]	1,433,068
	Duke Realty, LP
260,000	3.875%, 2/15/2021	264,028
780,000	4.375%, 6/15/2022	811,659
	ERP Operating, LP
267,000	3.375%, 6/1/2025	271,198
	Fidelity National Financial, Inc.
1,125,000	5.500%, 9/1/2022	1,192,681
	Fifth Third Bancorp
548,000	2.875%, 7/27/2020	548,910
915,000	2.600%, 6/15/2022	909,156
	Five Corners Funding Trust
2,450,000	4.419%, 11/15/2023[g]	2,587,702
	GE Capital International Funding Company
5,940,000	4.418%, 11/15/2035	5,504,321
	Goldman Sachs Group, Inc.
1,975,000	5.375%, 5/10/2020[b,l]	1,992,281
3,448,000	5.250%, 7/27/2021	3,622,345
1,685,000	2.876%, 10/31/2022[b]	1,671,157
1,120,000	2.908%, 6/5/2023[b]	1,107,424
1,000,000	3.625%, 2/20/2024	1,010,487
1,980,000	3.691%, 6/5/2028[b]	1,960,528
2,460,000	4.750%, 10/21/2045	2,621,114
	Hartford Financial Services Group, Inc.
2,150,000	5.125%, 4/15/2022	2,294,673
	HCP, Inc.
1,280,000	4.000%, 12/1/2022	1,315,331
520,000	3.400%, 2/1/2025	516,950
	Hilton Worldwide Finance, LLC
1,290,000	4.625%, 4/1/2025	1,302,900
	HSBC Holdings plc
2,025,000	3.400%, 3/8/2021	2,043,199
1,075,000	6.875%, 6/1/2021[b,l]	1,124,149
925,000	2.650%, 1/5/2022	916,959
1,525,000	3.803%, 3/11/2025[b]	1,548,090
1,040,000	3.900%, 5/25/2026	1,053,813
	HSBC USA, Inc.
1,475,000	2.350%, 3/5/2020	1,470,692
	Icahn Enterprises, LP
250,000	6.750%, 2/1/2024	260,625
885,000	6.375%, 12/15/2025	906,019
	ING Groep NV
855,000	3.150%, 3/29/2022	856,087
1,050,000	4.100%, 10/2/2023	1,079,741
	International Lease Finance Corporation
550,000	5.875%, 8/15/2022	593,167
	Intesa Sanpaolo SPA
860,000	3.125%, 7/14/2022[g]	837,682
	Iron Mountain, Inc.
1,285,000	6.000%, 8/15/2023	1,320,337
	J.P. Morgan Chase & Company
1,200,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	1,203,311
670,000	2.295%, 8/15/2021	662,354
1,220,000	4.500%, 1/24/2022	1,275,869
1,140,000	2.972%, 1/15/2023	1,140,001
768,000	3.200%, 1/25/2023	778,886

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Financials (4.8%) - continued
$1,400,000	2.700%, 5/18/2023	$1,386,605
565,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	573,498
1,040,000	3.625%, 5/13/2024	1,069,456
2,040,000	3.125%, 1/23/2025	2,042,730
2,525,000	3.900%, 7/15/2025	2,617,069
105,000	3.300%, 4/1/2026	105,208
1,350,000	4.203%, 7/23/2029[b]	1,409,626
1,700,000	3.882%, 7/24/2038[b]	1,670,962
	J.P. Morgan Chase Bank NA
780,000	3.086%, 4/26/2021[b]	782,143
	JPMorgan Chase & Company
1,000,000	4.452%, 12/5/2029[b]	1,067,700
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,082,667
	Kimco Realty Corporation
2,272,000	3.300%, 2/1/2025	2,252,552
	Kookmin Bank
900,000	1.625%, 8/1/2019[g]	896,760
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[g]	588,489
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,430,040
	Lloyds Bank plc
750,000	3.229%, (LIBOR 3M + 0.490%), 5/7/2021[b]	748,394
	Lloyds Banking Group plc
1,405,000	2.907%, 11/7/2023[b]	1,369,072
	Marsh & McLennan Companies, Inc.
1,100,000	3.875%, 3/15/2024	1,141,835
	MassMutual Global Funding
920,000	2.750%, 6/22/2024[g]	910,499
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	1,025,825
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	913,820
1,680,000	3.455%, 3/2/2023	1,703,729
1,420,000	3.287%, 7/25/2027	1,419,526
	Morgan Stanley
560,000	5.550%, 7/15/2020[b,l]	569,856
675,000	2.500%, 4/21/2021	671,028
500,000	2.625%, 11/17/2021	497,342
530,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	535,310
1,260,000	2.750%, 5/19/2022	1,252,793
660,000	4.875%, 11/1/2022	696,818
1,120,000	3.125%, 1/23/2023	1,123,888
975,000	4.000%, 7/23/2025	1,004,145
1,350,000	4.350%, 9/8/2026	1,386,106
1,704,000	3.591%, 7/22/2028[b]	1,692,610
1,400,000	3.772%, 1/24/2029[b]	1,409,287
	MPT Operating Partnership, LP
1,335,000	6.375%, 3/1/2024	1,396,744
	Nasdaq, Inc.
655,000	3.850%, 6/30/2026	664,530
	New York Life Global Funding
840,000	2.300%, 6/10/2022[g]	827,968
	Park Aerospace Holdings, Ltd.
700,000	4.500%, 3/15/2023[g]	696,500
1,190,000	5.500%, 2/15/2024[g]	1,234,625
	Quicken Loans, Inc.
1,315,000	5.750%, 5/1/2025[g]	1,318,288
	Realty Income Corporation
1,120,000	4.125%, 10/15/2026	1,174,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Financials (4.8%) - continued
	Regency Centers, LP
$1,680,000	4.125%, 3/15/2028	$1,726,414
	Regions Financial Corporation
768,000	3.200%, 2/8/2021	773,941
	Reinsurance Group of America, Inc.
1,154,000	5.000%, 6/1/2021	1,201,140
965,000	4.700%, 9/15/2023	1,032,241
	Reliance Standard Life Global Funding II
395,000	2.500%,4/24/2019[g]	394,903
	Royal Bank of Scotland Group plc
1,400,000	8.625%, 8/15/2021[b,l]	1,491,000
800,000	3.875%, 9/12/2023	803,610
1,705,000	5.125%, 5/28/2024	1,749,801
1,250,000	4.269%, 3/22/2025[b]	1,262,350
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	893,780
	Simon Property Group, LP
1,115,000	2.750%, 2/1/2023	1,115,329
1,120,000	4.250%, 11/30/2046	1,170,647
	SITE Centers Corporation
374,000	4.625%, 7/15/2022	385,692
	Societe Generale SA
840,000	4.750%, 11/24/2025[g]	862,901
	Standard Chartered plc
1,929,000	2.100%, 8/19/2019[g]	1,922,738
	Sumitomo Mitsui Financial Group, Inc.
975,000	2.784%, 7/12/2022	970,303
840,000	3.102%, 1/17/2023	843,122
840,000	3.010%, 10/19/2026	824,430
	Svenska Handelsbanken AB
715,000	3.105%, (LIBOR 3M + 0.490%), 6/17/2019[b]	715,670
	Synchrony Financial
1,879,000	3.000%, 8/15/2019	1,879,465
330,000	4.250%, 8/15/2024	332,168
1,650,000	3.950%, 12/1/2027	1,560,098
	UBS Group Funding Jersey, Ltd.
768,000	4.125%, 9/24/2025[g]	793,436
	UBS Group Funding Switzerland AG
1,105,000	3.491%, 5/23/2023[g]	1,110,661
	Ventas Realty, LP
1,200,000	3.100%, 1/15/2023	1,200,382
1,400,000	4.000%, 3/1/2028	1,419,038
	Voya Financial, Inc.
1,979,000	3.125%, 7/15/2024	1,950,997
	Wells Fargo & Company
1,020,000	2.550%, 12/7/2020	1,017,291
1,280,000	2.625%, 7/22/2022	1,270,934
1,150,000	3.069%, 1/24/2023	1,151,978
1,120,000	3.450%, 2/13/2023	1,132,476
1,040,000	3.000%, 2/19/2025	1,028,732
600,000	3.000%, 4/22/2026	586,775
1,140,000	3.000%, 10/23/2026	1,112,920
1,930,000	4.900%,11/17/2045	2,059,062
	Welltower, Inc.
435,000	3.950%, 9/1/2023	451,370
1,940,000	4.000%, 6/1/2025	1,996,320
	ZB NA
1,350,000	3.500%, 8/27/2021	1,364,353

	Total	242,764,237

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Foreign Government (<0.1%)
	Kommunalbanken AS
$735,000	1.500%, 10/22/2019[g]	$730,362

	Total	730,362

Mortgage-Backed Securities (11.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
68,590,000	4.000%, 4/1/2049[e]	70,614,209
	Federal National Mortgage Association - REMIC
7,913,094	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	625,566
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
476,035	4.269%, (LIBOR 12M + 1.550%), 7/1/2043[b]	488,779
143,125,000	3.500%, 4/1/2049[e]	145,109,742
203,750,000	4.000%, 4/1/2049[e]	209,591,893
147,480,000	4.500%, 4/1/2049[e]	153,663,646
7,500,000	5.000%, 4/1/2049[e]	7,929,932

	Total	588,023,767

Technology (1.1%)
	Apple, Inc.
690,000	3.000%, 2/9/2024	699,760
1,120,000	3.200%, 5/11/2027	1,130,255
1,505,000	3.000%, 6/20/2027	1,499,694
2,250,000	3.000%, 11/13/2027	2,237,802
1,400,000	4.500%, 2/23/2036	1,569,577
768,000	4.650%, 2/23/2046	869,350
1,400,000	4.250%, 2/9/2047	1,496,362
1,975,000	3.750%, 9/12/2047	1,968,132
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	566,076
	Avnet, Inc.
820,000	3.750%, 12/1/2021	828,205
	Baidu, Inc.
1,275,000	3.000%, 6/30/2020	1,274,450
	Broadcom Corporation
851,000	3.875%, 1/15/2027	813,544
1,100,000	3.500%, 1/15/2028	1,013,244
	CommScope Technologies Finance, LLC
1,615,000	6.000%, 6/15/2025[g]	1,570,103
	Diamond 1 Finance Corporation
1,400,000	5.450%, 6/15/2023[g]	1,491,973
2,270,000	6.020%, 6/15/2026[g]	2,441,598
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	1,938,956
	Fidelity National Information Services, Inc.
619,000	3.625%, 10/15/2020	625,580
	Harland Clarke Holdings Corporation
1,640,000	8.375%, 8/15/2022[g]	1,478,788
	Hewlett Packard Enterprise Company
1,350,000	3.515%, (LIBOR 3M + 0.720%), 10/5/2021[b]	1,344,877
565,000	4.400%, 10/15/2022	591,260
	Intel Corporation
685,000	3.700%, 7/29/2025	718,476
1,188,000	4.100%, 5/19/2046	1,257,892
	Marvell Technology Group, Ltd.
825,000	4.200%, 6/22/2023	841,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Technology (1.1%) - continued
$1,090,000	4.875%, 6/22/2028	$1,127,805
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,889,733
1,575,000	4.200%, 11/3/2035	1,734,068
3,350,000	3.700%, 8/8/2046	3,429,473
1,400,000	4.250%, 2/6/2047	1,563,783
	NXP BV/NXP Funding, LLC
1,250,000	4.875%, 3/1/2024[g]	1,319,025
	Oracle Corporation
1,056,000	2.400%, 9/15/2023	1,039,466
2,765,000	2.950%, 5/15/2025	2,763,225
1,400,000	3.850%, 7/15/2036	1,415,346
	Plantronics, Inc.
1,310,000	5.500%, 5/31/2023[g]	1,313,275
	Seagate HDD Cayman
930,000	4.750%, 1/1/2025	908,190
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[g]	1,208,400
	SS&C Technologies, Inc.
1,250,000	5.500%, 9/30/2027[g]	1,262,500
	Texas Instruments, Inc.
1,380,000	4.150%, 5/15/2048	1,489,416
	Tyco Electronics Group SA
284,000	3.450%, 8/1/2024	287,884
568,000	3.125%, 8/15/2027	551,364
	VMware, Inc.
265,000	2.950%, 8/21/2022	262,281

	Total	53,832,731

Transportation (0.1%)
	Air Canada Pass Through Trust
229,231	3.875%, 3/15/2023[g]	227,076
	Air Lease Corporation
435,000	3.500%, 1/15/2022	439,116
	Burlington Northern Santa Fe, LLC
850,000	5.750%, 5/1/2040	1,056,171
1,285,000	5.050%, 3/1/2041	1,482,828
900,000	4.450%, 3/15/2043	973,539
	CSX Corporation
427,000	3.700%, 11/1/2023	441,546
	Delta Air Lines, Inc.
630,000	2.875%, 3/13/2020	628,850
64,465	4.950%, 11/23/2020	64,620
	Penske Truck Leasing Company, LP
1,175,000	3.375%, 2/1/2022[g]	1,179,909
	XPO Logistics, Inc.
1,178,000	6.500%, 6/15/2022[g]	1,203,916

	Total	7,697,571

U.S. Government & Agencies (11.6%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	269,827
	U.S. Treasury Bills
22,270,000	1.750%, 11/30/2019	22,169,959
	U.S. Treasury Bonds
3,010,000	2.250%, 11/15/2027	2,980,723
34,750,000	2.875%, 5/15/2028	36,130,498
14,120,000	5.250%, 11/15/2028	17,547,409
1,075,000	4.375%, 5/15/2040	1,370,205
600,000	3.000%, 5/15/2042	625,477
27,658,000	2.500%, 5/15/2046	26,056,861
3,000,000	2.750%, 8/15/2047	2,964,375

Principal Amount	Long-Term Fixed Income (42.8%)	Value
U.S. Government & Agencies (11.6%) - continued
	U.S. Treasury Bonds, TIPS
$53,405	2.375%, 1/15/2025	$59,324
14,007,248	0.375%, 7/15/2027	13,907,862
34,931	2.125%, 2/15/2040	43,620
	U.S. Treasury Notes
14,000,000	1.000%, 10/15/2019	13,891,172
35,530,000	1.500%, 10/31/2019	35,331,532
3,990,000	2.250%, 3/31/2020	3,983,921
69,580,000	1.375%, 9/30/2020	68,577,070
21,800,000	2.750%, 11/30/2020	21,949,875
715,000	1.875%, 12/15/2020	709,693
10,250,000	1.375%, 5/31/2021	10,058,213
58,454,000	1.125%, 8/31/2021	56,912,732
2,000,000	2.500%, 1/15/2022	2,014,219
22,230,000	1.875%, 7/31/2022	21,978,176
53,180,000	2.000%, 11/30/2022	52,764,531
6,540,000	2.500%, 3/31/2023	6,608,721
65,780,000	2.500%, 1/31/2024	66,576,555
12,780,000	2.125%, 7/31/2024	12,694,634
18,910,000	2.250%, 11/15/2024	18,881,192
14,120,000	2.125%, 11/30/2024	14,008,584
28,775,000	2.625%, 1/31/2026	29,346,004
28,580,000	2.500%, 2/28/2026	28,904,874

	Total	589,317,838

Utilities (1.2%)
	Ameren Illinois Company
720,000	4.500%, 3/15/2049	804,815
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,726,251
	Appalachian Power Company
560,000	3.300%, 6/1/2027	553,429
	Atmos Energy Corporation
600,000	3.000%, 6/15/2027	594,887
	Berkshire Hathaway Energy Company
900,000	4.500%, 2/1/2045	958,460
	Calpine Corporation
900,000	5.375%, 1/15/2023	901,125
	CenterPoint Energy, Inc.
435,000	3.850%, 2/1/2024	443,836
750,000	4.250%, 11/1/2028	777,543
	CMS Energy Corporation
840,000	2.950%, 2/15/2027	801,943
	Commonwealth Edison Company
1,025,000	3.700%, 3/1/2045	1,000,416
395,000	4.350%, 11/15/2045	422,825
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	519,927
384,000	4.500%, 12/1/2045	412,172
	Consumers Energy Company
1,025,000	4.350%, 4/15/2049	1,141,679
	Dominion Energy, Inc.
1,120,000	2.579%, 7/1/2020	1,113,927
	DTE Electric Company
760,000	3.700%, 3/15/2045	752,713
890,000	3.700%, 6/1/2046	864,866
	Duke Energy Carolinas, LLC
1,960,000	3.700%, 12/1/2047	1,924,590
	Duke Energy Corporation
1,120,000	3.750%, 9/1/2046	1,049,641
	Duke Energy Florida, LLC
775,000	3.200%, 1/15/2027	781,284
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,058,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Utilities (1.2%) - continued
	Edison International
$1,050,000	2.950%, 3/15/2023	$975,315
	Energy Transfer Operating, LP
1,380,000	5.200%, 2/1/2022	1,449,814
	Eversource Energy
1,270,000	2.500%, 3/15/2021	1,262,777
	Exelon Corporation
580,000	5.100%, 6/15/2045	648,471
792,000	4.450%, 4/15/2046	817,692
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	778,549
	FirstEnergy Corporation
350,000	2.850%, 7/15/2022	347,660
2,015,000	4.850%, 7/15/2047	2,164,927
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	289,725
560,000	5.300%, 7/1/2043	645,184
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	2,052,776
	Mississippi Power Company
800,000	3.950%, 3/30/2028	810,189
	Monongahela Power Company
780,000	5.400%, 12/15/2043[g]	941,697
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,020,569
500,000	3.900%, 11/1/2028	529,208
1,000,000	3.700%, 3/15/2029	1,039,688
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	660,000
	NextEra Energy Operating Partners, LP
890,000	4.500%, 9/15/2027[g]	867,750
	NextEra Energy Partners, LP
220,000	4.250%, 9/15/2024[g]	218,350
	NiSource Finance Corporation
560,000	3.490%, 5/15/2027	559,093
1,475,000	5.650%, 2/1/2045	1,716,820
	Oncor Electric Delivery Company, LLC
2,240,000	3.750%, 4/1/2045	2,249,596
	Pacific Gas and Electric Company
800,000	3.300%, 12/1/2027[f,m]	698,000
800,000	3.950%, 12/1/2047[f,i,m]	642,000
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	373,867
560,000	3.400%, 6/1/2023	564,039
1,275,000	5.000%, 3/15/2044	1,393,496
	PPL Electric Utilities Corporation
840,000	3.950%, 6/1/2047	868,683
	Public Service Electric & Gas Company
1,410,000	3.000%, 5/15/2027	1,389,708
	San Diego Gas and Electric Company
1,450,000	4.150%, 5/15/2048	1,455,112
	South Carolina Electric & Gas Company
1,560,000	5.100%, 6/1/2065	1,795,093
	Southern California Edison Company
500,000	4.200%, 3/1/2029	507,291
1,135,000	4.000%, 4/1/2047	1,062,509
823,000	4.125%, 3/1/2048	788,890
	Southern Company
1,150,000	2.950%, 7/1/2023	1,146,994
1,415,000	3.250%, 7/1/2026	1,388,370

Principal Amount	Long-Term Fixed Income (42.8%)	Value
Utilities (1.2%) - continued
$85,000	4.400%, 7/1/2046	$85,683
	Southern Company Gas Capital Corporation
1,400,000	4.400%, 5/30/2047	1,409,764
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	435,340
	TerraForm Power Operating, LLC
1,740,000	5.000%, 1/31/2028[g]	1,679,100
	Virginia Electric and Power Company
750,000	4.600%, 12/1/2048	829,505

	Total	59,163,734

	Total Long-Term Fixed Income (cost $2,165,594,500)	2,179,464,985

Shares	Registered Investment Companies (31.6%)	Value
Affiliated (31.0%)
14,121,495	Thrivent Core Emerging Markets Debt Fund	134,154,204
5,287,377	Thrivent Core International Equity Fund	49,648,473
9,298,845	Thrivent Core Low Volatility Equity Fund	103,496,143
27,901,657	Thrivent High Yield Portfolio	130,964,798
38,689,744	Thrivent Income Portfolio	389,922,974
2,834,852	Thrivent Large Cap Stock Portfolio	38,742,506
9,713,107	Thrivent Large Cap Value Portfolio	175,536,242
24,356,059	Thrivent Limited Maturity Bond Portfolio	239,685,544
4,644,086	Thrivent Mid Cap Stock Portfolio	91,622,709
18,370,385	Thrivent Partner Worldwide Allocation Portfolio	178,409,502
2,311,295	Thrivent Small Cap Stock Portfolio	46,712,195

	Total	1,578,895,290

Unaffiliated (0.6%)
53,250	Invesco Senior Loan ETF	1,205,580
6,002	iShares Dow Jones U.S. Real Estate Index Fund ETF	522,414
8,494	iShares Russell 2000 Growth Index Fund[i]	1,670,430
4,095	iShares Russell 2000 Index Fund	626,904
3,043	iShares Russell 2000 Value Index Fund	364,856
72,000	iShares Short-Term Corporate Bond ETF	3,803,040
7,379	ProShares Ultra S&P 500	869,246
40,776	SPDR S&P 500 ETF Trust	11,518,404
12,215	SPDR S&P Biotech ETF[i]	1,105,946
5,691	SPDR S&P Retail ETF[i]	256,152
2,051	SPDR S&P Semiconductor ETF	161,024
1,016	VanEck Vectors Semiconductor ETF	108,031
62,236	Vanguard Real Estate ETF	5,408,931

	Total	27,620,958

	Total Registered Investment Companies (cost $1,485,064,297)	1,606,516,248

Shares	Common Stock (19.6%)	Value
Communications Services (1.5%)
87,028	Activision Blizzard, Inc.	3,962,385
15,798	Alphabet, Inc., Class An	18,592,508
9,134	Alphabet, Inc., Class Cn	10,717,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (19.6%)	Value
Communications Services (1.5%) - continued
52,095	AT&T, Inc.	$1,633,699
49,437	CBS Corporation	2,349,741
166,960	Comcast Corporation	6,675,061
16,100	DISH Network Corporation[n]	510,209
2,983	EchoStar Corporation[n]	108,730
85,337	Facebook, Inc.[n]	14,224,824
2,250	Hemisphere Media Group, Inc.[n]	31,725
5,380	IAC/InterActive Corporation[n]	1,130,392
9,936	John Wiley and Sons, Inc.	439,370
7,479	Liberty Latin America, Ltd.[n]	144,644
14,272	Liberty Media Corporation - Liberty SiriusXM[n]	545,761
942	Lyft, Inc.[n]	73,749
76,285	News Corporation, Class A	948,985
67,212	News Corporation, Class B	839,478
25,763	ORBCOMM, Inc.[n]	174,673
11,946	Take-Two Interactive Software, Inc.[n]	1,127,344
60,050	Tencent Holdings, Ltd., ADR	2,761,099
16,025	Twitter, Inc.[n]	526,902
182,059	Verizon Communications, Inc.	10,765,149

	Total	78,283,442

Consumer Discretionary (2.1%)
11,710	Amazon.com, Inc.[n]	20,852,582
30,250	American Axle & Manufacturing Holdings, Inc.[n]	432,877
27,450	Aptiv plc	2,182,001
3,575	Booking Holdings, Inc.[n]	6,238,053
19,500	BorgWarner, Inc.	748,995
16,095	Bright Horizons Family Solutions, Inc.[n]	2,045,835
10,110	Burlington Stores, Inc.[n]	1,584,035
20,041	Canada Goose Holdings, Inc.[i,n]	962,369
4,251	Century Casinos, Inc.[n]	38,514
11,388	Children’s Place, Inc.[i]	1,107,825
1,920	Chipotle Mexican Grill, Inc.[n]	1,363,795
14,574	Core-Mark Holding Company, Inc.	541,133
16,223	Crocs, Inc.[n]	417,742
9,559	CSS Industries, Inc.	57,258
8,758	Culp, Inc.	168,416
35,073	D.R. Horton, Inc.	1,451,321
16,714	Duluth Holdings, Inc.[i,n]	398,462
14,550	Emerald Expositions Events, Inc.	184,785
7,606	Etsy, Inc.[n]	511,275
13,151	Expedia Group, Inc.	1,564,969
61,761	Extended Stay America, Inc.	1,108,610
12,148	Five Below, Inc.[n]	1,509,389
172	Genuine Parts Company	19,269
11,313	G-III Apparel Group, Ltd.[n]	452,067
57,652	Harley-Davidson, Inc.	2,055,870
2,047	Haverty Furniture Companies, Inc.	44,788
18,278	Home Depot, Inc.	3,507,365
12,950	International Game Technology plc	168,221
9,464	International Speedway Corporation	412,914
32,335	Knoll, Inc.	611,455
71,425	Las Vegas Sands Corporation	4,354,068
87,120	Lowe’s Companies, Inc.	9,537,026
3,450	Lululemon Athletica, Inc.[n]	565,352
5,140	Marriott Vacations Worldwide Corporation	480,590
21,833	McDonald’s Corporation	4,146,087
19,584	Modine Manufacturing Company[n]	271,630
22,359	Netflix, Inc.[n]	7,972,325
132,036	NIKE, Inc.	11,118,752
25,801	Norwegian Cruise Line Holdings, Ltd.[n]	1,418,023

Shares	Common Stock (19.6%)	Value
Consumer Discretionary (2.1%) - continued
1,590	O’Reilly Automotive, Inc.[n]	$617,397
7,433	Oxford Industries, Inc.	559,408
6,649	Park Hotels & Resorts, Inc.	206,651
22,308	Planet Fitness, Inc.[n]	1,533,006
2,271	Playa Hotels and Resorts NVn	17,328
3,649	PVH Corporation	444,996
42,761	Red Rock Resorts, Inc.	1,105,372
3,900	RHi,n	401,505
9,243	Ross Stores, Inc.	860,523
52,854	Starbucks Corporation	3,929,166
2,267	Texas Roadhouse, Inc.	140,985
39,040	Toll Brothers, Inc.	1,413,248
19,886	Tower International, Inc.	418,203
5,128	Ulta Beauty, Inc.[n]	1,788,287
5,606	Vail Resorts, Inc.	1,218,184
4,733	Wingstop, Inc.	359,850
10,412	Zumiez, Inc.[n]	259,155

	Total	107,879,307

Consumer Staples (0.8%)
48,272	Altria Group, Inc.	2,772,261
20,817	Archer-Daniels-Midland Company	897,837
3,479	Calavo Growers, Inc.[i]	291,714
14,764	Casey’s General Stores, Inc.	1,901,160
3,674	Central Garden & Pet Company[n]	93,907
1,960	Central Garden & Pet Company, Class An	45,570
39,451	Colgate-Palmolive Company	2,703,972
59,902	Cott Corporation	875,168
66,416	Hain Celestial Group, Inc.[n]	1,535,538
594	Inter Parfums, Inc.	45,067
8,436	John B. Sanfilippo & Son, Inc.	606,295
14,820	Kimberly-Clark Corporation	1,836,198
2,929	Molson Coors Brewing Company	174,715
110,251	Monster Beverage Corporation[n]	6,017,500
38,804	PepsiCo, Inc.	4,755,430
54,210	Philip Morris International, Inc.	4,791,622
2,470	Seneca Foods Corporation[n]	60,762
3,686	SpartanNash Company	58,497
68,115	SunOpta, Inc.[n]	235,678
9,450	TreeHouse Foods, Inc.[n]	609,998
29,997	Turning Point Brands, Inc.	1,382,562
70,412	Wal-Mart Stores, Inc.	6,867,282

	Total	38,558,733

Energy (0.9%)
24,502	Abraxas Petroleum Corporation[n]	30,627
114,621	Archrock, Inc.	1,120,993
80,434	BP plc ADR	3,516,574
132,554	Callon Petroleum Company[n]	1,000,783
73,935	Chevron Corporation	9,107,313
23,864	Comstock Resources, Inc.[i,n]	165,378
5,022	Concho Resources, Inc.	557,241
23,750	Contura Energy, Inc.[n]	1,375,600
9,198	Diamondback Energy, Inc.	933,873
12,535	EQT Corporation	259,976
7,910	Era Group, Inc.[n]	91,281
95,819	Euronav NV	780,925
1,994	Evolution Petroleum Corporation	13,460
19,692	Exterran Corporation[n]	331,810
45,891	Exxon Mobil Corporation	3,707,993
26,660	Forum Energy Technologies, Inc.[n]	136,233
63,775	Gran Tierra Energy, Inc.[n]	144,769
75,640	Halliburton Company	2,216,252
231,073	Marathon Oil Corporation	3,861,230
54,680	Marathon Petroleum Corporation	3,272,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (19.6%)	Value
Energy (0.9%) - continued
1,574	Matrix Service Company[n]	$30,819
12,585	McDermott International, Inc.[n]	93,632
30,361	Nabors Industries, Ltd.	104,442
34,438	Nine Energy Service, Inc.[n]	780,021
41,070	Pacific Drilling SAn	582,373
19,533	Par Pacific Holdings, Inc.[n]	347,883
60,316	Patterson-UTI Energy, Inc.	845,630
13,253	Pioneer Energy Services Corporation[n]	23,458
35,066	Pioneer Natural Resources Company	5,339,850
2,054	SEACOR Holdings, Inc.[n]	86,843
16,102	Superior Energy Services, Inc.[n]	75,196
23,310	Talos Energy, Inc.[n]	619,114
45,490	TechnipFMC plc	1,069,925
23,238	Teekay Tankers, Ltd.[n]	22,543
3,928	Transocean, Ltd.[n]	34,213
35,839	Unit Corporation[n]	510,347
31,990	WPX Energy, Inc.[n]	419,389

	Total	43,610,587

Financials (3.1%)
60,460	Aflac, Inc.	3,023,000
8,620	AG Mortgage Investment Trust, Inc.	145,161
640	Alleghany Corporation[n]	391,936
26,741	Allstate Corporation	2,518,467
25,100	Ally Financial, Inc.	689,999
11,207	American Express Company	1,224,925
49,086	American Financial Group, Inc.	4,722,564
34,040	American International Group, Inc.	1,465,762
256	Ameriprise Financial, Inc.	32,794
4,166	Ameris Bancorp	143,102
9,258	Arch Capital Group, Ltd.[n]	299,219
3,270	Argo Group International Holdings, Ltd.	231,058
9,805	Arlington Asset Investment Corporation[i]	78,048
1,897	ARMOUR Residential REIT, Inc.	37,048
11,280	Arthur J. Gallagher & Company	880,968
43,546	Assured Guaranty, Ltd.	1,934,749
4,922	Axos Financial, Inc.[n]	142,541
19,301	BancorpSouth Bank	544,674
553,854	Bank of America Corporation	15,280,832
2,300	Bank of Marin Bancorp	93,587
1,079	Bank of New York Mellon Corporation	54,414
8,751	BankFinancial Corporation	130,127
12,078	Berkshire Hathaway, Inc.[n]	2,426,349
82,420	Blackstone Group, LP	2,882,227
3,936	BOK Financial Corporation	320,981
36,645	Boston Private Financial Holdings, Inc.	401,629
125,026	BrightSphere Investment Group	1,695,353
12,747	Brown & Brown, Inc.	376,164
2,000	Byline Bancorp, Inc.[n]	36,960
66,186	Capital One Financial Corporation	5,406,734
7,523	Cathay General Bancorp	255,105
6,782	Cboe Global Markets, Inc.	647,274
17,365	Central Pacific Financial Corporation	500,807
97,455	Charles Schwab Corporation	4,167,176
19,180	Chubb, Ltd.	2,686,734
8,199	Cincinnati Financial Corporation	704,294
189,459	Citigroup, Inc.	11,788,139
11,912	Colony Capital, Inc.	63,372
46,254	Comerica, Inc.	3,391,343
17,642	Community Trust Bancorp, Inc.	724,381
37,342	Discover Financial Services	2,657,257
88,855	Dynex Capital, Inc.	541,127
56,056	E*TRADE Financial Corporation	2,602,680

Shares	Common Stock (19.6%)	Value
Financials (3.1%) - continued
34,199	East West Bancorp, Inc.	$1,640,526
7,278	Ellington Residential Mortgage REIT	86,608
3,211	Employers Holdings, Inc.	128,793
15,066	Enterprise Financial Services Corporation	614,241
7,250	Essent Group, Ltd.[n]	315,013
3,379	FBL Financial Group, Inc.	211,931
157,673	Fifth Third Bancorp	3,976,513
10,254	Financial Institutions, Inc.	278,704
15,212	First American Financial Corporation	783,418
20,825	First Busey Corporation	508,130
1,929	First Citizens BancShares, Inc.	785,489
23,245	First Defiance Financial Corporation	668,061
7,787	First Financial Corporation	327,054
83,606	First Hawaiian, Inc.	2,177,936
15,672	First Interstate BancSystem, Inc.	624,059
1,199	First Merchants Corporation	44,183
854	First Mid-Illinois Bancshares, Inc.	28,455
5,916	First Midwest Bancorp, Inc.	121,041
1,411	First of Long Island Corporation	30,943
10,514	First Republic Bank	1,056,236
5,880	Goldman Sachs Group, Inc.	1,128,901
18,331	Great Southern Bancorp, Inc.	951,379
20,557	Hamilton Lane, Inc.	895,874
17,315	Hancock Whitney Corporation	699,526
73,260	Hartford Financial Services Group, Inc.	3,642,487
1,100	Heartland Financial USA, Inc.	46,915
60,212	Heritage Commerce Corporation	728,565
13,839	Hometrust Bancshares, Inc.	348,743
9,460	Horace Mann Educators Corporation	333,087
16,039	Horizon Bancorp, Inc.	258,068
9,704	Houlihan Lokey, Inc.	444,928
126,723	Huntington Bancshares, Inc.	1,606,848
10,064	IBERIABANK Corporation	721,689
14,950	Independent Bank Corporation	321,425
13,951	Interactive Brokers Group, Inc.	723,778
82,125	Intercontinental Exchange, Inc.	6,252,997
36,727	J.P. Morgan Chase & Company	3,717,874
9,293	Kemper Corporation	707,569
96,160	KeyCorp	1,514,520
3,211	KKR Real Estate Finance Trust, Inc.	64,284
7,650	Lakeland Bancorp, Inc.	114,214
18,263	Loews Corporation	875,346
4,314	M&T Bank Corporation	677,384
740	Markel Corporation[n]	737,218
1,645	MarketAxess Holdings, Inc.	404,802
2,700	Mercantile Bank Corporation	88,344
50,540	Meridian Bancorp, Inc.	792,973
52,910	MetLife, Inc.	2,252,379
24,260	MidWestOne Financial Group, Inc.	661,085
44,400	Morgan Stanley	1,873,680
6,271	MSCI, Inc.	1,246,926
4,030	National Bank Holdings Corporation	134,038
206	National Western Life Group, Inc.	54,069
4,295	Newmark Group, Inc.	35,820
1,497	Northern Trust Corporation	135,344
7,778	Old Second Bancorp, Inc.	97,925
2,750	Pacific Premier Bancorp, Inc.	72,957
4,480	PacWest Bancorp	168,493
285	Park National Corporation	27,004
27,899	PCSB Financial Corporation	545,983
952	Peapack-Gladstone Financial Corporation	24,961
2,170	Peoples Bancorp, Inc.	67,205
500	Piper Jaffray Companies	36,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (19.6%)	Value
Financials (3.1%) - continued
6,499	Primerica, Inc.	$793,853
1,496	Principal Financial Group, Inc.	75,084
8,264	Provident Financial Services, Inc.	213,955
17,360	Prudential Financial, Inc.	1,595,037
11,489	QCR Holdings, Inc.	389,707
23,050	Radian Group, Inc.	478,057
43,747	Raymond James Financial, Inc.	3,517,696
5,244	Reinsurance Group of America, Inc.	744,543
13,362	S&P Global, Inc.	2,813,369
24,446	Sandy Spring Bancorp, Inc.	764,671
31,657	Santander Consumer USA Holdings Inc.	668,912
29,447	Seacoast Banking Corporation of Florida[n]	775,928
11,876	SEI Investments Company	620,521
104,180	SLM Corporation	1,032,424
8,705	State Auto Financial Corporation	286,569
16,510	State Street Corporation	1,086,523
11,442	Stifel Financial Corporation	603,680
6,235	SVB Financial Group[n]	1,386,415
19,716	Synovus Financial Corporation	677,442
3,360	Territorial Bancorp, Inc.	90,418
858	Towne Bank	21,236
9,190	TriCo Bancshares	361,075
59,020	TrustCo Bank Corporation	457,995
51,630	U.S. Bancorp	2,488,050
3,135	Umpqua Holdings Corporation	51,728
12,125	United Community Banks, Inc.	302,276
26,177	United Financial Bancorp, Inc.	375,640
1,782	Univest Financial Corporation	43,588
2,437	Unum Group	82,444
1,350	Walker & Dunlop, Inc.	68,729
5,703	Washington Trust Bancorp, Inc.	274,599
1,967	Western Alliance Bancorp[n]	80,726
494	Westwood Holdings Group, Inc.	17,423
30,411	Wintrust Financial Corporation	2,047,573
22,924	WSFS Financial Corporation	884,866
100,365	Zions Bancorporations NA	4,557,575

	Total	159,712,744

Health Care (2.9%)
52,394	Abbott Laboratories	4,188,376
3,016	ABIOMED, Inc.[n]	861,339
4,671	Aerie Pharmaceuticals, Inc.[n]	221,873
50,687	Agilent Technologies, Inc.	4,074,221
10,129	AmerisourceBergen Corporation	805,458
16,639	Amgen, Inc.	3,161,077
6,131	Ardelyx, Inc.[n]	17,167
2,221	Arena Pharmaceuticals, Inc.[n]	99,567
220	Atrion Corporation	193,310
9,300	Baxter International, Inc.	756,183
16,467	Becton, Dickinson and Company	4,112,304
13,501	Biogen, Inc.[n]	3,191,366
49,703	BioMarin Pharmaceutical, Inc.[n]	4,415,118
605	Bio-Rad Laboratories, Inc.[n]	184,936
2,267	Bio-Techne Corporation	450,113
36,634	Bruker Corporation	1,408,211
21,299	Catalent, Inc.[n]	864,526
6,785	Charles River Laboratories International,Inc.[n]	985,521
18,357	Cigna Holding Company	2,952,173
4,039	Concert Pharmaceuticals, Inc.[n]	48,751
82,818	CVS Health Corporation	4,466,375
19,603	Danaher Corporation	2,587,988
10,692	Dexcom, Inc.[n]	1,273,417
27,533	Edwards Lifesciences Corporation[n]	5,267,889

Shares	Common Stock (19.6%)	Value
Health Care (2.9%) - continued
18,273	GenMark Diagnostics, Inc.[n]	$129,556
77,992	Gilead Sciences, Inc.	5,070,260
48,780	Halozyme Therapeutics, Inc.[n]	785,358
12,312	Illumina, Inc.[n]	3,825,215
4,668	Immunomedics, Inc.[n]	89,672
12,266	Inogen, Inc.[n]	1,169,808
6,101	Inspire Medical Systems, Inc.[n]	346,415
6,459	Intersect ENT, Inc.[n]	207,657
1,789	Intra-Cellular Therapies, Inc.[n]	21,790
9,949	Intuitive Surgical, Inc.[n]	5,676,700
10,590	Jazz Pharmaceuticals, Inc.[n]	1,513,841
78,260	Johnson & Johnson	10,939,965
13,981	LHC Group, Inc.[n]	1,549,934
4,798	Ligand Pharmaceuticals, Inc.[n]	603,157
10,558	Magellan Health Services, Inc.[n]	695,983
5,796	McKesson Corporation	678,480
72,267	Medtronic plc	6,582,078
116,560	Merck & Company, Inc.	9,694,295
6,056	Merit Medical Systems, Inc.[n]	374,443
6,120	Mylan NVn	173,441
13,070	Natera, Inc.[n]	269,503
6,695	National Healthcare Corporation	508,017
5,458	Neurocrine Biosciences, Inc.[n]	480,850
1,730	Nevro Corporation[n]	108,142
3,419	Novocure, Ltd.[n]	164,693
4,415	NuVasive, Inc.[n]	250,728
6,117	Omnicell, Inc.[n]	494,498
39,695	Optinose, Inc.[i,n]	408,859
1,410	Orthifix Medical, Inc.[n]	79,538
7,263	PerkinElmer, Inc.	699,863
125,295	Pfizer, Inc.	5,321,279
6,495	ResMed, Inc.	675,285
3,775	Sage Therapeutics, Inc.[n]	600,414
15,368	Syneos Health, Inc.[n]	795,448
8,537	Tactile Systems Technology, Inc.[n]	450,071
8,589	Teleflex, Inc.	2,595,252
26,210	Thermo Fisher Scientific, Inc.	7,174,201
47,282	UnitedHealth Group, Inc.	11,690,947
10,755	Universal Health Services, Inc.	1,438,696
18,450	Valeant Pharmaceuticals International, Inc.[n]	455,715
15,559	Veeva Systems, Inc.[n]	1,973,815
30,408	Vertex Pharmaceuticals, Inc.[n]	5,593,552
3,233	West Pharmaceutical Services, Inc.	356,277
80,143	Wright Medical Group NVi,n	2,520,497
75,408	Zoetis, Inc.	7,591,323

	Total	149,412,770

Industrials (2.7%)
5,505	3M Company	1,143,829
18,042	Acco Brands Corporation	154,440
3,025	Acuity Brands, Inc.	363,030
8,873	Aegion Corporation[n]	155,899
6,559	Aerojet Rocketdyne Holdings, Inc.[n]	233,041
19,505	AGCO Corporation	1,356,573
357	Alamo Group, Inc.	35,679
4,000	Altra Industrial Motion Corporation	124,200
36,852	AMETEK, Inc.	3,057,610
16,022	Arcosa, Inc.	489,472
5,171	ASGN, Inc.[n]	328,307
24,228	AZZ, Inc.	991,652
19,926	Boeing Company	7,600,175
6,425	Brink’s Company	484,509
23,812	BWX Technologies, Inc.	1,180,599
6,852	Carlisle Companies, Inc.	840,192
13,360	Casella Waste Systems, Inc.[n]	475,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (19.6%)	Value
Industrials (2.7%) - continued
41,649	CBIZ, Inc.[n]	$842,976
179	Chase Corporation	16,565
1,246	Columbus McKinnon Corporation	42,800
38,656	Costamare, Inc.	201,011
717	CRA International, Inc.	36,237
29,697	Crane Company	2,512,960
2,061	CSW Industrials, Inc.[n]	118,075
43,210	CSX Corporation	3,232,972
408	Cummins, Inc.	64,411
23,623	Curtiss-Wright Corporation	2,677,431
72,430	Delta Air Lines, Inc.	3,741,010
964	Douglas Dynamics, Inc.	36,700
46,505	EMCOR Group, Inc.	3,398,585
26,443	Emerson Electric Company	1,810,552
15,006	Encore Wire Corporation	858,643
1,004	Ennis, Inc.	20,843
2,917	ESCO Technologies, Inc.	195,527
39,256	Federal Signal Corporation	1,020,263
10,793	Forrester Research, Inc.	521,842
324	Franklin Electric Company, Inc.	16,553
11,606	General Dynamics Corporation	1,964,664
18,149	Global Brass and Copper Holdings, Inc.	625,052
7,025	Gorman-Rupp Company	238,429
6,979	Granite Construction, Inc.	301,144
9,246	Healthcare Services Group, Inc.	305,026
5,810	Heico Corporation	551,195
1,807	Herc Holdings, Inc.[n]	70,437
838	Hillenbrand, Inc.	34,802
83,735	Honeywell International, Inc.	13,307,166
2,512	Hub Group, Inc.[n]	102,615
19,383	Hubbell, Inc.	2,286,806
5,025	Huntington Ingalls Industries, Inc.	1,041,180
1,776	Hyster-Yale Materials Handling, Inc.	110,751
9,208	IDEX Corporation	1,397,222
4,364	Illinois Tool Works, Inc.	626,365
44,204	Ingersoll-Rand plc	4,771,822
66,603	Interface, Inc.	1,020,358
7,689	JB Hunt Transport Services, Inc.	778,819
19,659	KAR Auction Services, Inc.	1,008,703
57,055	KeyW Holding Corporation[n]	491,814
15,529	Kforce, Inc.	545,379
11,576	Korn Ferry	518,373
37,401	Lincoln Electric Holdings, Inc.	3,136,822
7,426	Lockheed Martin Corporation	2,228,988
34,943	Masonite International Corporation[n]	1,743,306
5,830	Mercury Systems, Inc.[n]	373,586
42,557	Milacron Holdings Corporation[n]	481,745
7,674	Moog, Inc.	667,254
71,758	MRC Global, Inc.[n]	1,254,330
21,522	Mueller Industries, Inc.	674,499
7,224	Mueller Water Products, Inc.	72,529
34,550	NCI Building Systems, Inc.[n]	212,828
48,582	Norfolk Southern Corporation	9,079,490
6,032	Old Dominion Freight Line, Inc.	870,960
7,779	Oshkosh Corporation	584,436
10,916	Parker Hannifin Corporation	1,873,404
35,624	Primoris Services Corporation	736,704
5,550	Raven Industries, Inc.	212,954
3,976	Raytheon Company	723,950
33,195	Regal-Beloit Corporation	2,717,675
6,750	Resources Connection, Inc.	111,645
35,643	Ritchie Brothers Auctioneers, Inc.	1,211,862
2,770	Rockwell Automation, Inc.	486,024
6,270	Roper Industries, Inc.	2,144,152
388	Rush Enterprises, Inc.	16,222

Shares	Common Stock (19.6%)	Value
Industrials (2.7%) - continued
7,754	SiteOne Landscape Supply, Inc.[n]	$443,141
53,540	Southwest Airlines Company	2,779,261
9,346	SP Plus Corporation[n]	318,886
7,243	SPX Corporation[n]	251,984
31,332	SPX FLOW, Inc.[n]	999,491
19,437	Standex International Corporation	1,426,676
1,024	Teledyne Technologies, Inc.[n]	242,698
9,702	Timken Company	423,201
3,401	Titan International, Inc.	20,304
11,402	TPI Composites, Inc.[n]	326,325
2,180	TransDigm Group, Inc.[n]	989,698
4,070	TransUnion	272,039
25,609	TriMas Corporation[n]	774,160
1,174	UniFirst Corporation	180,209
8,200	United Continental Holdings, Inc.[n]	654,196
20,316	United Parcel Service, Inc.	2,270,110
9,340	United Rentals, Inc.[n]	1,067,095
66,353	United Technologies Corporation	8,552,238
9,497	Universal Truckload Services, Inc.	186,901
9,329	Valmont Industries, Inc.	1,213,703
20,500	Verisk Analytics, Inc.	2,726,500
10,910	WABCO Holdings, Inc.[n]	1,438,265
4,564	WageWorks, Inc.[n]	172,337
39,917	Waste Connections, Inc.	3,536,247
1,373	Watsco, Inc.	196,627
734	Watts Water Technologies, Inc.	59,322
11,991	Willdan Group, Inc.[n]	444,506
11,780	Xylem, Inc.	931,091

	Total	136,990,943

Information Technology (4.5%)
12,308	Accenture plc	2,166,454
62,604	Advanced Micro Devices, Inc.[n]	1,597,654
26,072	Akamai Technologies, Inc.[n]	1,869,623
4,650	Alliance Data Systems Corporation	813,657
610	Altisource Portfolio Solutions SAn	14,439
3,355	American Software, Inc.	40,092
54,637	Amphenol Corporation	5,159,918
5,679	ANSYS, Inc.[n]	1,037,610
94,248	Apple, Inc.	17,902,408
7,443	Arista Networks, Inc.[n]	2,340,526
24,940	Arrow Electronics, Inc.[n]	1,921,876
4,129	Atkore International Group, Inc.[n]	88,897
6,010	Atlassian Corporation plc[n]	675,464
42,424	Autodesk, Inc.[n]	6,610,508
16,713	Automatic Data Processing, Inc.	2,669,735
28,241	Benchmark Electronics, Inc.	741,326
18,650	Blackline, Inc.[n]	863,868
30,515	Booz Allen Hamilton Holding Corporation	1,774,142
941	Broadridge Financial Solutions, Inc.	97,572
30,228	CDK Global, Inc.	1,778,011
6,449	CDW Corporation	621,490
49,978	Ciena Corporation[n]	1,866,179
453,712	Cisco Systems, Inc.	24,495,911
115,950	Clearwater Energy, Inc., Class A	1,685,913
3,783	Cognex Corporation	192,403
25,790	Cognizant Technology Solutions Corporation	1,868,486
3,108	Cohu, Inc.	45,843
23,851	CoreLogic, Inc.[n]	888,688
3,899	Coupa Software, Inc.[n]	354,731
2,348	CSG Systems International, Inc.	99,320
6,080	Descartes Systems Group, Inc.[n]	221,190
26,879	DocuSign, Inc.[n]	1,393,407
75,520	Dolby Laboratories, Inc.	4,755,494

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (19.6%)	Value
Information Technology (4.5%) - continued
2,256	DXC Technology Company	$145,083
8,180	Ebix, Inc.[i]	403,847
2,529	Envestnet, Inc.[n]	165,371
4,030	Euronet Worldwide, Inc.[n]	574,638
9,206	EVERTEC, Inc.	256,019
6,158	ExlService Holdings, Inc.[n]	369,603
1,851	eXp World Holdings, Inc.[n]	20,120
6,499	Five9, Inc.[n]	343,342
14,569	Global Payments, Inc.	1,988,960
21,354	Guidewire Software, Inc.[n]	2,074,755
15,416	International Business Machines Corporation	2,175,198
51,642	Keysight Technologies, Inc.[n]	4,503,182
5,050	KLA-Tencor Corporation	603,021
4,951	Kulicke and Soffa Industries, Inc.	109,467
5,840	Lam Research Corporation	1,045,418
53,933	Lattice Semiconductor Corporation[n]	643,421
13,609	M/A-COM Technology Solutions Holdings, Inc.[n]	227,406
3,662	ManTech International Corporation	197,821
53,773	MasterCard, Inc.	12,660,853
9,176	Methode Electronics, Inc.	264,085
232,680	Microsoft Corporation	27,442,279
5,828	MicroStrategy, Inc.[n]	840,689
823	MKS Instruments, Inc.	76,580
8,548	MoneyGram International, Inc.[n]	17,438
18,199	Monolithic Power Systems, Inc.	2,465,783
17,938	Monotype Imaging Holdings, Inc.	356,787
23,939	National Instruments Corporation	1,061,934
18,654	New Relic, Inc.[n]	1,841,150
8,290	Nice, Ltd. ADR[n]	1,015,608
2,908	Novanta, Inc.[n]	246,395
134,728	Oracle Corporation	7,236,241
6,750	Palo Alto Networks, Inc.[n]	1,639,440
78,465	PayPal Holdings, Inc.[n]	8,147,806
4,706	Pegasystems, Inc.	305,890
13,493	Plexus Corporation[n]	822,398
1,863	Presidio, Inc.	27,572
6,292	Progress Software Corporation	279,176
8,188	Proofpoint, Inc.[n]	994,269
10,227	Q2 Holdings, Inc.[n]	708,322
22,941	Quantenna Communications, Inc.[n]	558,155
11,515	Rogers Corporation[n]	1,829,503
12,939	Rudolph Technologies, Inc.[n]	295,009
25,841	SailPoint Technologies Holdings, Inc.[n]	742,154
89,388	Salesforce.com, Inc.[n]	14,156,378
6,509	ScanSource, Inc.[n]	233,152
1,533	Science Applications International Corporation	117,964
8,530	ServiceNow, Inc.[n]	2,102,560
1,879	Silicon Laboratories, Inc.[n]	151,936
4,853	Sykes Enterprises, Inc.[n]	137,243
43,615	Synopsys, Inc.[n]	5,022,267
12,423	Teradata Corporation[n]	542,264
12,528	Teradyne, Inc.	499,116
60,257	Texas Instruments, Inc.	6,391,460
655	Trimble, Inc.[n]	26,462
7,497	Tyler Technologies, Inc.[n]	1,532,387
625	Ultimate Software Group, Inc.[n]	206,331
2,829	Ultra Clean Holdings, Inc.[n]	29,280
1,903	Universal Display Corporation[i]	290,874
5,007	Verint Systems, Inc.[n]	299,719
25,361	Virtusa Corporation[n]	1,355,545
86,513	Visa, Inc.	13,512,465
58,215	Xilinx, Inc.	7,381,080
8,659	Zix Corporation[n]	59,574

Shares	Common Stock (19.6%)	Value
Information Technology (4.5%) - continued
10,784	Zuora, Inc.[n]	$216,004

	Total	230,639,084

Materials (0.5%)
56,690	Alcoa Corporation[n]	1,596,390
2,163	Avery Dennison Corporation	244,419
3,207	Balchem Corporation	297,610
9,925	Ball Corporation	574,261
12,216	Celanese Corporation	1,204,620
62,140	CF Industries Holdings, Inc.	2,540,283
8,130	Chemours Company	302,111
6,021	Continental Building Products, Inc.[n]	149,261
48,366	Eastman Chemical Company	3,670,012
19,660	Ferroglobe Representation & Warranty Insurance Trust[c,n]	2
774	Innophos Holdings, Inc.	23,328
14,273	Innospec, Inc.	1,189,655
8,368	Kadant, Inc.	736,049
9,250	Kaiser Aluminum Corporation	968,753
2,827	Kraton Performance Polymers, Inc.[n]	90,973
6,240	Martin Marietta Materials, Inc.	1,255,363
15,822	Mercer International, Inc.	213,755
11,327	Minerals Technologies, Inc.	665,914
16,685	Myers Industries, Inc.	285,480
13,497	Nucor Corporation	787,550
23,848	Nutanix, Inc.[n]	900,024
2,143	Olympic Steel, Inc.	34,009
51,950	OMNOVA Solutions, Inc.[n]	364,689
26,400	Owens-Illinois, Inc.	501,072
5,593	Packaging Corporation of America	555,832
27,243	Reliance Steel & Aluminum Company	2,458,953
8,859	Ryerson Holding Corporation[n]	75,833
17,970	Schweitzer-Mauduit International, Inc.	695,798
10,633	Scotts Miracle-Gro Company	835,541
26,323	Steel Dynamics, Inc.	928,412
4,314	United States Lime & Minerals, Inc.	332,696
9,695	Verso Corporation[n]	207,667
6,679	WestRock Company	256,140
6,300	Worthington Industries, Inc.	235,116

	Total	25,177,571

Real Estate (0.5%)
1,843	Acadia Realty Trust	50,259
430	Agree Realty Corporation	29,816
8,070	Alexander & Baldwin, Inc.	205,301
4,800	Alexandria Real Estate Equities, Inc.	684,288
342	American Assets Trust, Inc.	15,684
9,958	American Campus Communities, Inc.	473,802
5,589	Apartment Investment & Management Company	281,071
5,779	Apple Hospitality REIT, Inc.	94,198
11,144	Ares Commercial Real Estate Corporation	169,277
6,486	Armada Hoffler Properties, Inc.	101,117
17,705	Ashford Hospitality Trust, Inc.	84,099
2,650	BBX Capital Corporation	15,688
1,924	Bluerock Residential Growth REIT, Inc.	20,741
3,631	Brandywine Realty Trust	57,588
25,607	Brixmor Property Group, Inc.	470,401
11,599	Camden Property Trust	1,177,298
714	CareTrust REIT, Inc.	16,750
29,533	CBL & Associates Properties, Inc.	45,776
31,063	Cedar Realty Trust, Inc.	105,614
7,278	Chatham Lodging Trust	140,029

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (19.6%)	Value
Real Estate (0.5%) - continued
531	Chesapeake Lodging Trust	$14,767
4,980	City Office REIT, Inc.	56,324
685	Columbia Property Trust, Inc.	15,419
5,392	CoreCivic, Inc.	104,874
4,177	Corepoint Lodging, Inc.	46,657
5,040	CoreSite Realty Corporation	539,381
8,775	Corporate Office Properties Trust	239,557
48,605	Cousins Properties, Inc.	469,524
2,099	CubeSmart	67,252
3,233	CyrusOne, Inc.	169,539
3,192	DiamondRock Hospitality Company	34,569
3,900	Digital Realty Trust, Inc.	464,100
8,727	Douglas Emmett, Inc.	352,745
17,600	Duke Realty Corporation	538,208
957	EastGroup Properties, Inc.	106,839
9,651	Empire State Realty Trust, Inc.	152,486
3,757	EPR Properties	288,913
3,482	Equity Commonwealth	113,827
3,993	Equity Lifestyle Properties, Inc.	456,400
5,526	Farmland Partners, Inc.	35,366
2,090	First Industrial Realty Trust, Inc.	73,902
776	Four Corners Property Trust, Inc.	22,970
15,825	Franklin Street Properties Corporation	113,782
10,156	Gaming and Leisure Properties, Inc.	391,717
9,983	GEO Group, Inc.	191,674
3,275	Getty Realty Corporation	104,898
6,019	Gladstone Commercial Corporation	125,015
714	Global Net Lease, Inc.	13,495
6,167	Healthcare Realty Trust, Inc.	198,022
10,424	Healthcare Trust of America, Inc.	298,022
11,161	Highwoods Properties, Inc.	522,112
19,292	Hospitality Properties Trust	507,573
23,648	Host Hotels & Resorts, Inc.	446,947
397	Howard Hughes Corporation[n]	43,670
4,291	Hudson Pacific Properties, Inc.	147,696
2,400	Industrial Logistics Properties Trust	48,408
1,370	Investors Real Estate Trust	82,077
7,889	iSTAR Financial, Inc.	66,425
4,826	JBG SMITH Properties	199,555
3,768	Jones Lang LaSalle, Inc.	580,950
7,481	Kilroy Realty Corporation	568,257
5,077	Kite Realty Group Trust	81,181
5,087	Lamar Advertising Company	403,196
4,432	Lexington Realty Trust	40,154
4,364	Liberty Property Trust	211,305
1,408	Life Storage, Inc.	136,956
421	LTC Properties, Inc.	19,282
1,930	Mack-Cali Realty Corporation	42,846
12,423	Medical Properties Trust, Inc.	229,950
1,098	MGM Growth Properties LLC	35,410
7,458	Monmouth Real Estate Investment Corporation	98,296
1,118	National Health Investors, Inc.	87,819
5,572	National Storage Affiliates Trust	158,858
3,609	Office Properties Income Trust	99,753
7,115	Omega Healthcare Investors, Inc.	271,437
4,041	One Liberty Properties, Inc.	117,189
10,241	Outfront Media, Inc.	239,639
6,113	Paramount Group, Inc.	86,743
7,722	Pebblebrook Hotel Trust	239,845
11,148	Pennsylvania REIT	70,121
22,629	Physicians Realty Trust	425,651
2,465	Piedmont Office Realty Trust, Inc.	51,395
7,507	PotlatchDeltic Corporation	283,690
478	PS Business Parks, Inc.	74,965

Shares	Common Stock (19.6%)	Value
Real Estate (0.5%) - continued
8,875	QTS Realty Trust, Inc.	$399,286
6,420	Rayonier, Inc. REIT	202,358
3,047	RE/MAX Holdings, Inc.	117,431
15,806	Realogy Holdings Corporation[i]	180,188
3,207	Redfin Corporation[i,n]	65,006
2,320	Retail Opportunity Investments Corporation	40,229
17,984	Retail Properties of America, Inc.	219,225
5,114	RLJ Lodging Trust	89,853
714	RMR Group, Inc.	43,540
6,361	RPT Realty	76,396
2,694	Ryman Hospitality Properties	221,555
17,061	Sabra Health Care REIT, Inc.	332,178
1,137	Saul Centers, Inc.	58,408
8,580	SBA Communications Corporation[n]	1,713,083
21,309	Senior Housing Property Trust	251,020
2,560	Seritage Growth Properties	113,766
3,296	SITE Centers Corporation	44,892
4,759	Spirit Realty Capital, Inc.	189,075
7,343	St. Joe Company[n]	121,086
2,372	STAG Industrial, Inc.	70,330
6,007	Store Capital Corporation	201,234
12,763	Summit Hotel Properties, Inc.	145,626
5,821	Sunstone Hotel Investors, Inc.	83,822
3,746	Tanger Factory Outlet Centers, Inc.	78,591
2,536	Taubman Centers, Inc.	134,104
12,233	Terreno Realty Corporation	514,275
4,503	UMH Properties, Inc.	63,402
505	Universal Health Realty Income Trust	38,234
9,741	Urban Edge Properties	185,079
4,259	Urstadt Biddle Properties, Inc.	87,906
13,166	VICI Properties, Inc.	288,072
18,056	Washington Prime Group, Inc.	102,016
1,109	Washington REIT	31,473
5,326	Weingarten Realty Investors	156,425
1,385	Weyerhaeuser Company	36,481
1,746	Xenia Hotels & Resorts, Inc.	38,255

	Total	23,492,292

Utilities (0.1%)
12,100	Alliant Energy Corporation	570,273
6,086	Artesian Resources Corporation	226,825
14,763	Clearwater Energy, Inc., Class C	223,069
10,200	CMS Energy Corporation	566,508
4,790	Consolidated Water Company, Ltd.	61,647
6,800	Entergy Corporation	650,284
47,602	Exelon Corporation	2,386,288
12,938	MDU Resources Group, Inc.	334,189
2,955	Middlesex Water Company	165,450
6,212	New Jersey Resources Corporation	309,295
4,365	NorthWestern Corporation	307,340
10,570	PNM Resources, Inc.	500,384
8,600	Public Service Enterprise Group, Inc.	510,926
4,045	Southwest Gas Holdings, Inc.	332,742
10,210	UGI Corporation	565,838
1,428	Unitil Corporation	77,355

	Total	7,788,413

	Total Common Stock (cost $766,412,642)	1,001,545,886

Contracts	Options Purchased (<0.1%)	Value
	FNMA Conventional 30-Yr. Pass Through Put Option

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Contracts	Options Purchased (<0.1%)	Value
140	$99.73, expires 6/7/2019[c]	$64,750

	Total Options Purchased (cost $196,875)	64,750

Shares	Collateral Held for Securities Loaned (0.4%)	Value
20,738,938	Thrivent Cash Management Trust	20,738,938

	Total Collateral Held for Securities Loaned (cost $20,738,938)	20,738,938
Shares or Principal Amount	Short-Term Investments (14.6%)	Value
	Federal Home Loan Bank Discount Notes
4,300,000	2.380%, 4/3/2019[o,p]	4,299,422
300,000	2.380%, 4/8/2019[o,p]	299,859
3,200,000	2.385%, 4/10/2019[o,p]	3,198,064
2,400,000	2.400%, 4/15/2019[o,p]	2,397,741
200,000	2.415%, 5/8/2019[o,p]	199,503
2,600,000	2.400%, 5/10/2019[o,p]	2,593,184
600,000	2.390%, 5/15/2019[o,p]	598,225
500,000	2.435%, 5/17/2019[o,p]	498,454
6,800,000	2.415%, 5/20/2019[o,p]	6,777,601
1,300,000	2.415%, 5/21/2019[o,p]	1,295,631
	Thrivent Core Short-Term Reserve Fund
72,204,798	2.730%	722,047,984
	U.S. Treasury Bills
1,300,000	2.413%, 5/23/2019[o,q]	1,295,587

	Total Short-Term Investments (cost $745,498,187)	745,501,255

	Total Investments (cost $5,320,208,783) 111.6%	$5,686,966,340

	Other Assets and Liabilities, Net (11.6%)	(592,628,317)

	Total Net Assets 100.0%	$5,094,338,023

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $261,919,223 or 5.1% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
i	All or a portion of the security is on loan.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	Defaulted security. Interest is not being accrued.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$8,982,599
Long-Term Fixed Income	9,785,285
Total lending	$18,767,884
Gross amount payable upon return of collateral for securities loaned	$20,738,938
Net amounts due to counterparty	$1,971,054

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,543,481	–	2,479,477	5,064,004
Capital Goods	14,651,605	–	14,651,605	–
Communications Services	26,292,594	–	25,496,850	795,744
Consumer Cyclical	16,987,465	–	12,493,527	4,493,938
Consumer Non-Cyclical	24,925,419	–	23,389,856	1,535,563
Energy	10,373,949	–	9,722,670	651,279
Financials	17,751,326	–	17,751,326	–
Technology	9,505,264	–	9,505,264	–
Utilities	5,103,175	–	5,103,175	–
Long-Term Fixed Income
Asset-Backed Securities	80,253,136	–	80,253,136	–
Basic Materials	33,101,853	–	33,101,853	–
Capital Goods	37,724,977	–	37,724,977	–
Collateralized Mortgage Obligations	49,643,098	–	49,643,098	–
Commercial Mortgage-Backed Securities	99,859,250	–	99,859,250	–
Communications Services	79,970,065	–	79,970,065	–
Consumer Cyclical	53,785,360	–	53,785,360	–
Consumer Non-Cyclical	111,550,183	–	111,550,183	–
Energy	92,046,823	–	92,046,823	–
Financials	242,764,237	–	242,764,237	–
Foreign Government	730,362	–	730,362	–
Mortgage-Backed Securities	588,023,767	–	588,023,767	–
Technology	53,832,731	–	53,832,731	–
Transportation	7,697,571	–	7,697,571	–
U.S. Government & Agencies	589,317,838	–	589,317,838	–
Utilities	59,163,734	–	59,163,734	–
Registered Investment Companies
Affiliated	1,291,596,470	1,291,596,470	–	–
Unaffiliated	27,620,958	27,620,958	–	–
Common Stock
Communications Services	78,283,442	78,283,442	–	–
Consumer Discretionary	107,879,307	107,879,307	–	–
Consumer Staples	38,558,733	38,558,733	–	–
Energy	43,610,587	43,610,587	–	–
Financials	159,712,744	159,712,744	–	–
Health Care	149,412,770	149,412,770	–	–
Industrials	136,990,943	136,990,943	–	–
Information Technology	230,639,084	230,639,084	–	–
Materials	25,177,571	25,177,569	–	2
Real Estate	23,492,292	23,492,292	–	–
Utilities	7,788,413	7,788,413	–	–
Options Purchased	64,750	–	–	64,750
Short-Term Investments	23,453,271	–	23,453,271	–
Subtotal Investments in Securities	$4,656,880,598	$2,320,763,312	$2,323,512,006	$12,605,280
Other Investments *	Total
Affiliated Registered Investment Companies	287,298,820
Affiliated Short-Term Investments	722,047,984
Collateral Held for Securities Loaned	20,738,938
Subtotal Other Investments	$1,030,085,742

Total Investments at Value	$5,686,966,340

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	14,336,068	14,336,068	–	–
Total Asset Derivatives	$14,336,068	$14,336,068	$–	$–
Liability Derivatives
Futures Contracts	1,830,339	1,830,339	–	–
Call Options Written	436,188	–	–	436,188
Total Liability Derivatives	$2,266,527	$1,830,339	$–	$436,188

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $22,157,684 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	148	June 2019	$31,425,018	$112,857
CBOT 5-Yr. U.S. Treasury Note	1,152	June 2019	132,150,597	1,283,409
CBOT U.S. Long Bond	1,324	June 2019	192,149,829	5,995,046
CME E-mini S&P 500 Index	1,030	June 2019	142,927,040	3,219,660
ICE US mini MSCI Emerging Markets Index	3,175	June 2019	164,137,153	3,725,096
Total Futures Long Contracts			$662,789,637	$14,336,068
CBOT 10-Yr. U.S. Treasury Note	(87)	June 2019	($10,643,626)	($163,405)
CME E-mini Russell 2000 Index	(2,373)	June 2019	(182,183,890)	(987,980)
CME E-mini S&P Mid-Cap 400 Index	(198)	June 2019	(37,091,573)	(548,227)
ICE mini MSCI EAFE Index	(90)	June 2019	(8,268,073)	(130,727)
Total Futures Short Contracts			($238,187,162)	($1,830,339)
Total Futures Contracts			$424,602,475	$12,505,729

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The following table presents Moderately Conservative Allocation Portfolio’s options contracts held as of March 29, 2019.

Option Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Appreciation/ (Depreciation)
FNMA Conventional 30-Yr. Pass Through Put Option	JPM	140	$99.73	June 2019	141,750,000	$64,750	($132,125)
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Purchased Contracts						$64,750	($132,125)
FNMA Conventional 30-Yr. Pass Through Call Option(*)	JPM	(140)	$100.90	April 2019	(141,941,407)	($654,938)	($436,188)
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Written Contracts						($654,938)	($436,188)

(*) Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty:
JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$127,028	$1,826	$–	14,121	$134,154	2.6%
Core International Equity	45,207	–	–	5,287	49,648	1.0
Core Low Volatility Equity	90,757	–	–	9,299	103,496	2.0
High Yield	121,837	1,809	–	27,902	130,965	2.6
Income	370,034	3,392	–	38,690	389,923	7.7
Large Cap Stock	34,748	–	–	2,835	38,743	0.8
Large Cap Value	159,504	–	–	9,713	175,536	3.4
Limited Maturity Bond	235,348	1,470	–	24,356	239,686	4.7
Mid Cap Stock	79,493	–	–	4,644	91,623	1.8
Partner Worldwide Allocation	161,511	–	–	18,370	178,410	3.5
Small Cap Stock	40,092	–	–	2,311	46,712	0.9
Total Affiliated Registered Investment Companies	1,465,559				1,578,896	31.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	679,056	278,900	235,908	72,205	722,048	14.2
Total Affiliated Short-Term Investments	679,056				722,048	14.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	25,341	72,159	76,761	20,739	20,739	0.4
Total Collateral Held for Securities Loaned	25,341				20,739	0.4
Total Value	$2,169,956				$2,321,683

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$5,301	–	$1,488
Core International Equity	–	4,441	–	–
Core Low Volatility Equity	–	12,739	–	–
High Yield	–	7,318	–	1,805
Income	–	16,497	–	3,343
Large Cap Stock	–	3,995	–	–
Large Cap Value	–	16,032	–	–
Limited Maturity Bond	–	2,868	–	1,464
Mid Cap Stock	–	12,129	–	–
Partner Worldwide Allocation	–	16,899	–	–
Small Cap Stock	–	6,620	–	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	4,806
Total Income from Affiliated Investments				$12,906
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	21
Total Affiliated Income from Securities Loaned, Net				$21
Total Value	$–	$104,839	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (14.7%)[a]	Value
Basic Materials (1.2%)
	Contura Energy, Inc., Term Loan
$49,375	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	$48,758
	MRC Global (US), Inc., Term Loan
64,348	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	64,187
	Pixelle Specialty Solutions, LLC, Term Loan
94,763	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	91,801
	Venator Finance SARL, Term Loan
39,798	5.499%, (LIBOR 1M + 3.000%), 8/8/2024[b]	39,201

	Total	243,947

Capital Goods (1.1%)
	Natgasoline, LLC, Term Loan
49,875	6.125%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	49,875
	Navistar, Inc., Term Loan
39,600	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	39,419
	Sotera Health Holdings, LLC, Term Loan
45,527	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	44,692
	Vertiv Group Corporation, Term Loan
97,160	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	91,088

	Total	225,074

Communications Services (3.4%)
	Altice France SA, Term Loan
78,600	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	73,000
	CBS Radio, Inc., Term Loan
116,544	5.249%, (LIBOR 1M + 2.750%), 11/17/2024[b]	113,165
	CenturyLink, Inc., Term Loan
24,687	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	24,179
	CSC Holdings, LLC, Term Loan
122,812	4.734%, (LIBOR 1M + 2.250%), 7/17/2025[b]	119,150
	Frontier Communications Corporation, Term Loan
49,747	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	48,503
	HCP Acquisition, LLC, Term Loan
34,388	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	33,839
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	89,044
	Sprint Communications, Inc., Term Loan
79,800	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	78,503
	Unitymedia Finance, LLC, Term Loan
50,000	4.734%, (LIBOR 1M + 2.250%), 1/15/2026[b]	49,403

Principal Amount	Bank Loans (14.7%)[a]	Value
Communications Services (3.4%) - continued
	Univision Communications, Inc., Term Loan
$48,365	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	$45,496

	Total	674,282

Consumer Cyclical (1.4%)
	Boyd Gaming Corporation, Term Loan
109,362	4.658%, (LIBOR 1W + 2.250%), 9/15/2023[b]	108,303
	Eldorado Resorts, Inc., Term Loan
82,478	4.875%, (LIBOR 2M + 2.250%), 4/17/2024[b]	81,654
	Stars Group Holdings BV, Term Loan
96,453	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	96,189

	Total	286,146

Consumer Non-Cyclical (2.4%)
	Albertson’s, LLC, Term Loan
58,950	5.609%, (LIBOR 3M + 3.000%), 12/21/2022[b]	58,443
19,950	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	19,680
	Amneal Pharmaceuticals, LLC, Term Loan
34,729	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	34,599
	Bausch Health Companies, Inc., Term Loan
55,500	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	55,104
	Endo International plc, Term Loan
88,425	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	86,642
	JBS USA LUX SA, Term Loan
58,800	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	58,337
	McGraw-Hill Global Education Holdings, LLC, Term Loan
63,685	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	58,431
	Ortho-Clinical Diagnostics SA, Term Loan
58,800	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	56,570
	Plantronics, Inc., Term Loan
45,954	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	45,034

	Total	472,840

Energy (0.8%)
	BCP Raptor II, LLC, Term Loan
75,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	70,725
	CONSOL Energy, Inc., Term Loan
50,000	0.000%, (LIBOR 3M + 2.500%), 3/28/2024[b,d,e]	50,563
	HFOTCO, LLC, Term Loan
44,663	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	44,383

	Total	165,671

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (14.7%)[a]	Value
Financials (2.2%)
	Air Methods Corporation, Term Loan
$49,952	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	$37,308
	Cyxtera DC Holdings, Inc., Term Loan
58,950	5.600%, (LIBOR 3M + 3.000%), 5/1/2024[b]	56,985
	Digicel International Finance, Ltd., Term Loan
49,374	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	43,727
	DTZ U.S. Borrower, LLC, Term Loan
29,850	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	29,552
	Genworth Holdings, Inc., Term Loan
24,813	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	24,735
	GGP Nimbus LP, Term Loan
49,750	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	47,822
	Grizzly Finco, Term Loan
49,750	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	49,539
	Harland Clarke Holdings Corporation, Term Loan
46,038	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	41,204
	Tronox Blocked Borrower, LLC, Term Loan
31,748	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	31,580
	Tronox Finance, LLC, Term Loan
68,572	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	68,208

	Total	430,660

Technology (0.9%)
	Micron Technology, Inc., Term Loan
39,593	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	39,523
	Rackspace Hosting, Inc., Term Loan
69,470	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b]	64,907
	SS&C Technologies Holdings Europe SARL, Term Loan
11,652	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	11,545
	SS&C Technologies, Inc., Term Loan
19,898	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	19,710
16,207	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	16,057
	Western Digital Corporation, Term Loan
34,824	4.249%, (LIBOR 1M + 1.750%), 4/29/2023[b]	33,852

	Total	185,594

Transportation (0.2%)
	Hertz Corporation, Term Loan
34,638	5.250%, (LIBOR 1M + 2.750%), 6/30/2023[b]	33,957

	Total	33,957

Principal Amount	Bank Loans (14.7%)[a]	Value
Utilities (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
$73,687	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	$71,293
	EnergySolutions, LLC, Term Loan
49,625	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	43,587
	Talen Energy Supply, LLC, Term Loan
93,100	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	92,111

	Total	206,991

	Total Bank Loans (cost $3,006,660)	2,925,162

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Basic Materials (2.4%)
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,f]	110,705
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	122,031
	Hexion, Inc.
100,000	6.625%, 4/15/2020	83,500
	Olin Corporation
125,000	5.125%, 9/15/2027	126,406
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,971
	Syngenta Finance NV
20,000	3.933%, 4/23/2021[f]	20,097
	Vale Overseas, Ltd.
2,000	4.375%, 1/11/2022	2,039

	Total	469,749

Capital Goods (2.6%)
	Aerojet Rocketdyne Holdings, Inc., Convertible
4,000	2.250%, 12/15/2023	5,935
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	125,000
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,956
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,137
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,382
	Fortive Corporation, Convertible
5,000	0.875%, 2/15/2022[f]	5,255
	General Electric Company
100,000	5.000%, 1/21/2021[b,g]	93,205
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	124,688
	Textron Financial Corporation
150,000	4.419%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	114,000
	Textron, Inc.
25,000	3.375%, 3/1/2028	23,968
	TTM Technologies, Inc., Convertible
7,000	1.750%, 12/15/2020	9,097

	Total	524,623

Collateralized Mortgage Obligations (3.9%)
	CHL Mortgage Pass-Through Trust
81,861	3.851%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	74,583

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (3.9%) - continued
	Countrywide Alternative Loan Trust
$191,125	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	$174,742
	CSMC Mortgage-Backed Trust
61,701	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	59,124
	GMACM Mortgage Loan Trust
49,190	4.679%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	47,697
	Impac Secured Assets Trust
	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser.
57,681	2007-3, Class A1Bb	48,766
	J.P. Morgan Mortgage Trust
132,437	4.579%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	119,456
	Residential Accredit Loans, Inc. Trust
90,813	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5b	70,491
86,300	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	79,904
	Wells Fargo Mortgage Backed Securities Trust
94,768	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	92,022

	Total	766,785

Communications Services (6.1%)
	AMC Networks, Inc.
125,000	5.000%, 4/1/2024	125,612
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	3,033
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[f]	129,063
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	15,818
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[f]	4,876
	Discovery Communications, LLC
18,000	2.950%, 3/20/2023	17,837
	DISH Network Corporation, Convertible
77,000	3.375%, 8/15/2026	65,412
	GCI Liberty, Inc., Convertible
41,000	1.750%, 9/30/2046[f]	44,778
	IAC FinanceCo, Inc., Convertible
24,000	0.875%, 10/1/2022[f]	35,227
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,325
	Liberty Media Corporation, Convertible
33,000	1.000%, 1/30/2023	36,959
	Sprint Corporation
125,000	7.625%, 2/15/2025	127,500
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	125,015
	Verizon Communications, Inc.
5,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	5,001
	Viacom, Inc.
25,000	6.875%, 4/30/2036	29,371
100,000	5.875%, 2/28/2057[b]	97,000

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Communications Services (6.1%) - continued
	Virgin Media Secured Finance plc
$125,000	5.250%, 1/15/2026[f]	$125,781
	Vodafone Group plc
70,000	7.000%, 4/4/2079[b,e]	71,149
	World Wrestling Entertainment, Inc., Convertible
9,000	3.375%, 12/15/2023	31,725

	Total	1,218,482

Consumer Cyclical (1.3%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	110,063
	Ford Motor Credit Company, LLC
7,000	5.596%, 1/7/2022	7,222
	General Motors Financial Company, Inc.
3,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	2,977
4,000	4.200%, 11/6/2021	4,076
3,000	3.150%, 6/30/2022	2,971
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	123,325
	Hyundai Capital America
3,000	2.750%, 9/18/2020[f]	2,977
	Lennar Corporation
4,000	2.950%, 11/29/2020	3,975
	Macy’s Retail Holdings, Inc.
5,000	2.875%, 2/15/2023	4,842
	Volkswagen Group of America Finance, LLC
5,000	4.250%, 11/13/2023[f]	5,154

	Total	267,582

Consumer Non-Cyclical (4.4%)
	Abbott Laboratories
17,000	3.750%, 11/30/2026	17,664
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	126,250
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	88,000
	Anthem, Inc., Convertible
14,000	2.750%, 10/15/2042	55,555
	BAT Capital Corporation
3,000	2.297%, 8/14/2020	2,971
3,000	2.764%, 8/15/2022	2,952
	Bayer U.S. Finance II, LLC
15,000	4.875%, 6/25/2048[f]	14,118
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	2,995
	Cardtronics, Inc., Convertible
10,000	1.000%, 12/1/2020	9,894
	CVS Health Corporation
10,000	4.780%, 3/25/2038	9,917
10,000	5.050%, 3/25/2048	10,079
	Energizer Holdings, Inc.
140,000	6.375%, 7/15/2026[f]	143,500
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,987
	JBS USA, LLC
125,000	5.875%, 7/15/2024[f]	128,437
	Kellogg Company
5,000	3.125%, 5/17/2022	5,021
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Consumer Non-Cyclical (4.4%) - continued
	Kroger Company
$3,000	2.800%, 8/1/2022	$2,986
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,900
	Mylan, Inc.
5,000	3.125%, 1/15/2023[f]	4,887
	Perrigo Finance Unlimited Company
5,000	4.375%, 3/15/2026	4,876
5,000	4.900%, 12/15/2044	4,198
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,931
	Simmons Foods, Inc.
100,000	5.750%, 11/1/2024[f]	87,750
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[f]	4,808
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[f]	123,750
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,037

	Total	873,585

Energy (4.6%)
	BP Capital Markets America, Inc.
6,000	2.520%, 9/19/2022	5,944
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,979
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,339
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	141,100
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	130,469
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	2,992
87,000	6.250%, 3/1/2078[b]	86,391
	Encana Corporation
30,000	3.900%, 11/15/2021	30,549
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[f]	128,437
	Energy Transfer Operating, LP
5,000	6.000%, 6/15/2048	5,407
	Enterprise Products Operating, LLC
75,000	4.875%, 8/16/2077[b]	69,311
	EQT Corporation
6,000	3.000%, 10/1/2022	5,891
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,047
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,224
60,000	6.125%, 11/15/2022[b,g]	56,250
	Regency Energy Partners, LP
13,000	5.000%, 10/1/2022	13,710
	Sunoco, LP
125,000	5.500%, 2/15/2026	123,750
	TransCanada Trust
100,000	5.300%, 3/15/2077[b]	93,500
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,044

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Energy (4.6%) - continued
	Williams Partners, LP
$5,000	4.500%, 11/15/2023	$5,251

	Total	924,585

Financials (11.5%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,954
	Air Lease Corporation
4,000	2.500%, 3/1/2021	3,969
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,019
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,f,g]	105,875
	Bank of America Corporation
100,000	6.250%, 9/5/2024[b,g]	106,000
25,000	4.000%, 1/22/2025	25,529
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,977
	Barclays plc
25,000	7.750%, 9/15/2023[b,g]	25,042
6,000	4.338%, 5/16/2024[b]	6,069
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,945
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,f,g]	104,875
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	2,991
	Cboe Global Markets, Inc.
4,000	1.950%, 6/28/2019	3,992
	Citigroup, Inc.
3,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	2,988
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	22,815
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,112
	Credit Agricole SA
100,000	8.125%, 12/23/2025[b,f,g]	112,315
	Credit Suisse Group AG
5,000	7.500%, 7/17/2023[b,f,g]	5,144
125,000	7.500%, 12/11/2023[b,f,g]	132,180
	Credit Suisse Group Funding (Guernsey), Ltd.
11,000	3.125%, 12/10/2020	11,036
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,979
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,918
	Discover Bank
4,000	3.100%, 6/4/2020	4,009
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,974
	GE Capital International Funding Company
20,000	4.418%, 11/15/2035	18,533
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,g]	6,052
10,000	5.250%, 7/27/2021	10,506
6,000	3.649%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,007
	GS Finance Corporation, Convertible
93,000	0.500%, 6/23/2025[c]	92,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (11.5%) - continued
	Hartford Financial Services Group, Inc.
$100,000	4.809%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	$86,250
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[b,g]	75,469
	ILFC E-Capital Trust II
100,000	4.850%, (H15T30Y + 1.800%), 12/21/2065[b,f]	78,500
	ING Groep NV
50,000	6.000%, 4/16/2020[b,g]	49,835
	J.P. Morgan Chase & Company
4,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,011
50,000	4.625%, 11/1/2022[b,g]	46,500
5,000	2.972%, 1/15/2023	5,000
100,000	5.150%, 5/1/2023[b,g]	100,695
	J.P. Morgan Chase Capital XXIII
100,000	3.684%, (LIBOR 3M + 1.000%), 5/15/2047[b]	79,440
	Lincoln National Corporation
100,000	5.040%, (LIBOR 3M + 2.358%), 5/17/2066[b]	86,000
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,f,g]	102,250
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,f,g]	92,330
	MGIC Investment Corporation, Convertible
37,000	9.000%, 4/1/2063[f]	47,587
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,354
3,000	2.750%, 5/19/2022	2,983
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	2,957
	PNC Bank NA
6,000	2.450%, 11/5/2020	5,977
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,209
	Royal Bank of Scotland Group plc
104,000	8.625%, 8/15/2021[b,g]	110,760
	Santander Holdings USA, Inc.
5,000	4.450%, 12/3/2021	5,149
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,f,g,h]	106,250
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	997
100,000	7.500%, 4/2/2022[b,f,g]	104,250
	State Street Capital Trust IV
100,000	3.611%, (LIBOR 3M + 1.000%), 6/15/2047[b]	79,000
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,015
3,000	2.784%, 7/12/2022	2,986
	Synchrony Financial
4,000	3.000%, 8/15/2019	4,001
10,000	4.250%, 8/15/2024	10,066
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	5,999
	USB Realty Corporation
120,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,g]	103,200

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (11.5%) - continued
	Wachovia Capital Trust II
$30,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	$27,600
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	2,979

	Total	2,289,312

Mortgage-Backed Securities (4.9%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
150,000	3.500%, 4/1/2049[e]	152,080
345,000	4.000%, 4/1/2049[e]	354,892
450,000	5.000%, 4/1/2049[e]	475,796

	Total	982,768

Technology (2.4%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	126,625
	Apple, Inc.
5,000	3.047%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,032
25,000	4.500%, 2/23/2036	28,028
	Baidu, Inc.
3,000	3.000%, 6/30/2020	2,999
	Cypress Semiconductor Corporation, Convertible
16,000	4.500%, 1/15/2022	20,441
	Electronics For Imaging, Inc., Convertible
5,000	2.250%, 11/15/2023[f]	5,123
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	112,713
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	36,758
	j2 Global, Inc., Convertible
8,000	3.250%, 6/15/2029	10,668
	Microchip Technology, Inc., Convertible
26,000	1.625%, 2/15/2027	28,543
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,983
	Nuance Communications, Inc., Convertible
38,000	1.250%, 4/1/2025	37,598
	ON Semiconductor Corporation, Convertible
11,000	1.625%, 10/15/2023	13,539
	Red Hat, Inc., Convertible
4,000	0.250%, 10/1/2019	9,927
	Verint Systems, Inc., Convertible
27,000	1.500%, 6/1/2021	29,747
	Vishay Intertechnology, Inc., Convertible
14,000	2.250%, 6/15/2025[f]	13,026

	Total	484,750

Utilities (1.7%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,918
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	5,968
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Utilities (1.7%) - continued
	FirstEnergy Corporation
$4,000	2.850%, 7/15/2022	$3,973
	NiSource, Inc.
100,000	5.650%, 6/15/2023[b,g]	97,500
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,947
	Southern Company
3,000	2.350%, 7/1/2021	2,965
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[f]	120,625
	TransCanada Trust
85,000	5.875%, 8/15/2076[b]	86,237

	Total	332,064

	Total Long-Term Fixed Income (cost $9,284,761)	9,134,285

Shares	Registered Investment Companies (26.9%)	Value
Affiliated (10.3%)
216,570	Thrivent Core Emerging Markets Debt Fund	2,057,418

	Total	2,057,418

Unaffiliated (16.6%)
6,250	AllianceBernstein Global High Income Fund, Inc.	72,437
11,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	133,564
6,559	BlackRock Core Bond Trust	88,219
10,277	BlackRock Corporate High Yield Fund, Inc.	105,442
11,012	BlackRock Credit Allocation Income Trust	136,659
16,065	BlackRock Enhanced Equity Dividend Trust	137,356
4,369	BlackRock Multi-Sector Income Trust	72,482
13,194	BlackRock Resources & Commodities Strategy Trust	107,795
4,000	Brookfield Real Assets Income Fund, Inc.	86,480
5,729	Calamos Convertible Opportunities and Income Fund	58,092
2,674	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	63,294
4,662	Cohen & Steers Quality Income Realty Fund, Inc.	59,674
5,754	Cohen & Steers REIT and Preferred Income Fund, Inc.	118,532
4,800	Eaton Vance Short Duration Diversified Income Fund	62,256
12,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	97,680
4,006	First Trust/Aberdeen Global Opportunity Income Fund	40,260
7,684	Invesco Dynamic Credit Opportunities Fund	83,371
21,761	Invesco Senior Income Trust	91,396
3,000	Invesco Senior Loan ETF	67,920
5,500	Invesco Variable Rate Preferred ETF	135,190
9,487	Liberty All-Star Equity Fund	57,966
6,825	MFS Intermediate Income Trust	25,935
5,764	Neuberger Berman MLP Income Fund, Inc.	45,881

Shares	Registered Investment Companies (26.9%)	Value
Unaffiliated (16.6%) - continued
11,500	Nuveen Credit Strategies Income Fund	$88,895
3,571	Nuveen Preferred and Income Term Fund	80,276
10,700	Nuveen Quality Preferred Income Fund II	96,300
6,088	PGIM Global High Yield Fund, Inc.	84,867
3,544	Reaves Utility Income Fund	119,362
6,437	Royce Value Trust, Inc.	88,573
8,030	Templeton Global Income Fund	50,589
5,314	Tortoise Midstream Energy Fund, Inc.	74,502
3,687	Tri-Continental Corporation	96,968
2,975	Vanguard Short-Term Corporate Bond ETF	237,286
14,543	Voya Global Equity Dividend & Premium Opportunity Fund	94,530
10,475	Wells Fargo Income Opportunities Fund	82,543
12,667	Western Asset High Income Fund II, Inc.	82,082
17,380	Western Asset High Income Opportunity Fund, Inc.	83,945

	Total	3,308,599

	Total Registered Investment Companies (cost $5,624,550)	5,366,017

Shares	Common Stock (3.4%)	Value
Communications Services (0.2%)
41	Charter Communications, Inc.[i]	14,223
582	Twitter, Inc.[i]	19,136

	Total	33,359

Consumer Discretionary (0.4%)
6	Booking Holdings, Inc.[i]	10,470
2,630	Caesars Entertainment Corporation[i]	22,855
845	Carnival Corporation	42,858

	Total	76,183

Consumer Staples (<0.1%)
130	Bunge, Ltd.	6,899

	Total	6,899

Energy (1.3%)
2,070	Enbridge, Inc.	75,058
3,300	Enterprise Products Partners, LP	96,030
2,765	Williams Companies, Inc.	79,411

	Total	250,499

Financials (0.4%)
396	Bank of America Corporation	10,926
2,900	Granite Point Mortgage Trust, Inc.	53,853
255	Wells Fargo & Company	12,321

	Total	77,100

Health Care (0.4%)
230	Danaher Corporation	30,365
98	Illumina, Inc.[i]	30,448
996	Teva Pharmaceutical Industries, Ltd. ADR[i]	15,617

	Total	76,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (3.4%)	Value
Industrials (<0.1%)
148	Dycom Industries, Inc.[i]	$6,799

	Total	6,799

Information Technology (0.7%)
1,112	Advanced Micro Devices, Inc.[i]	28,378
370	Intel Corporation	19,869
60	Lam Research Corporation	10,741
1,034	Micron Technology, Inc.[i]	42,735
87	Motorola Solutions, Inc.	12,217
860	ON Semiconductor Corporation[i]	17,690
156	Verint Systems, Inc.[i]	9,338

	Total	140,968

	Total Common Stock (cost $717,256)	668,237

Shares	Preferred Stock (2.8%)	Value
Consumer Staples (0.3%)
2,000	CHS, Inc., 6.750%[b,g]	51,660

	Total	51,660

Energy (0.8%)
10,535	Crestwood Equity Partners, LP, 9.250%[g]	98,079
2,650	NuStar Logistics, LP, 9.521%[b]	66,621

	Total	164,700

Financials (1.3%)
2,000	Citigroup Capital XIII, 9.1205%[b]	54,700
1,594	Federal National Mortgage Association, 0.000%[g,i]	16,466
70	First Tennessee Bank NA, 3.750%[b,f,g]	51,158
1,300	GMAC Capital Trust I, 8.46875%[b]	33,852
2,000	Morgan Stanley, 5.850%[b,g]	51,140
40	Wells Fargo & Company, Convertible, 7.500%[g]	51,694

	Total	259,010

Health Care (0.1%)
18	Danaher Corporation, Convertible, 4.750%	18,954

	Total	18,954

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.750%[g]	58,218

	Total	58,218

	Total Preferred Stock (cost $559,133)	552,542

Shares	Collateral Held for Securities Loaned (0.5%)	Value
106,495	Thrivent Cash Management Trust	106,495

	Total Collateral Held for Securities Loaned (cost $106,495)	106,495

Shares or Principal Amount	Short-Term Investments (10.8%)	Value
	Federal Home Loan Bank Discount Notes
100,000	2.390%, 5/15/2019[j,k]	99,704

Shares or Principal Amount	Short-Term Investments (10.8%)	Value
	Thrivent Core Short-Term Reserve Fund
204,789	2.730%	$2,047,887

	Total Short-Term Investments (cost $2,147,582)	2,147,591

	Total Investments (cost $21,446,437) 104.9%	$20,900,329

	Other Assets and Liabilities, Net (4.9%)	(978,418)

	Total Net Assets 100.0%	$19,921,911

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $3,373,289 or 16.9% of total net assets.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Portfolio as of March 29, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$100,938
Total lending	$100,938
Gross amount payable upon return of collateral for securities loaned	$106,495
Net amounts due to counterparty	$5,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant
Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Multidimensional Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	243,947	–	131,002	112,945
Capital Goods	225,074	–	175,199	49,875
Communications Services	674,282	–	595,779	78,503
Consumer Cyclical	286,146	–	286,146	–
Consumer Non-Cyclical	472,840	–	472,840	–
Energy	165,671	–	165,671	–
Financials	430,660	–	430,660	–
Technology	185,594	–	185,594	–
Transportation	33,957	–	33,957	–
Utilities	206,991	–	206,991	–
Long-Term Fixed Income
Basic Materials	469,749	–	469,749	–
Capital Goods	524,623	–	524,623	–
Collateralized Mortgage Obligations	766,785	–	766,785	–
Communications Services	1,218,482	–	1,218,482	–
Consumer Cyclical	267,582	–	267,582	–
Consumer Non-Cyclical	873,585	–	873,585	–
Energy	924,585	–	924,585	–
Financials	2,289,312	–	2,196,404	92,908
Mortgage-Backed Securities	982,768	–	982,768	–
Technology	484,750	–	484,750	–
Utilities	332,064	–	332,064	–
Registered Investment Companies
Unaffiliated	3,308,599	3,308,599	–	–
Common Stock
Communications Services	33,359	33,359	–	–
Consumer Discretionary	76,183	76,183	–	–
Consumer Staples	6,899	6,899	–	–
Energy	250,499	250,499	–	–
Financials	77,100	77,100	–	–
Health Care	76,430	76,430	–	–
Industrials	6,799	6,799	–	–
Information Technology	140,968	140,968	–	–
Preferred Stock
Consumer Staples	51,660	51,660	–	–
Energy	164,700	164,700	–	–
Financials	259,010	207,852	51,158	–
Health Care	18,954	18,954	–	–
Real Estate	58,218	58,218	–	–
Short-Term Investments	99,704	–	99,704	–
Subtotal Investments in Securities	$16,688,529	$4,478,220	$11,876,078	$334,231
Other Investments *	Total
Affiliated Registered Investment Companies	2,057,418
Affiliated Short-Term Investments	2,047,887
Collateral Held for Securities Loaned	106,495
Subtotal Other Investments	$4,211,800

Total Investments at Value	$20,900,329

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,642	5,642	–	–
Total Asset Derivatives	$5,642	$5,642	$–	$–
Liability Derivatives
Futures Contracts	3,756	3,756	–	–
Total Liability Derivatives	$3,756	$3,756	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Multidimensional Income Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $99,704 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1	June 2019	$114,714	$1,114
CBOT U.S. Long Bond	1	June 2019	145,128	4,528
Total Futures Long Contracts			$259,842	$5,642
CBOT 10-Yr. U.S. Treasury Note	(2)	June 2019	($244,681)	($3,756)
Total Futures Short Contracts			($244,681)	($3,756)
Total Futures Contracts			$15,161	$1,886

Reference Description:

CBOT     -     Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$1,953	$23	$–	217	$2,057	10.3%
Total Affiliated Registered Investment Companies	1,953				2,057	10.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	984	3,777	2,713	205	2,048	10.3
Total Affiliated Short-Term Investments	984				2,048	10.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	114	94	102	106	106	0.5
Total Collateral Held for Securities Loaned	114				106	0.5
Total Value	$3,051				$4,211

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$82	–	$23
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	8
Total Income from Affiliated Investments				$31
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$82	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (31.9%)[a]	Value
Basic Materials (1.6%)
	Arch Coal, Inc., Term Loan
$554,343	5.249%, (LIBOR 1M + 2.750%), 3/7/2024[b,c]	$551,572
	Ball Metalpack Finco, LLC, Term Loan
84,362	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	83,941
	Big River Steel, LLC, Term Loan
334,900	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	335,737
	Chemours Company, Term Loan
554,400	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	547,642
	Contura Energy, Inc., Term Loan
444,375	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	438,820
	Peabody Energy Corporation, Term Loan
391,050	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b,c]	389,095
	Pixelle Specialty Solutions, LLC, Term Loan
374,063	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	362,373
	Starfruit US Holdco, LLC, Term Loan
200,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	196,876

	Total	2,906,056

Capital Goods (2.0%)
	Advanced Disposal Services, Inc., Term Loan
581,388	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	578,481
	Flex Acquisition Company, Inc. Term Loan
288,550	5.876%, (LIBOR 3M + 3.250%), 6/22/2025[b]	279,172
	GFL Environmental, Inc., Term Loan
929,771	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	897,080
	Natgasoline, LLC, Term Loan
374,062	6.125%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	374,063
	Navistar, Inc., Term Loan
633,600	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	630,698
	Vertiv Group Corporation, Term Loan
883,352	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	828,142

	Total	3,587,636

Communications Services (8.2%)
	Altice France SA, Term Loan
260,363	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	241,812
	CBS Radio, Inc., Term Loan
682,264	5.249%, (LIBOR 1M + 2.750%), 11/17/2024[b]	662,479
	CenturyLink, Inc., Term Loan
1,046,750	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,025,166

Principal Amount	Bank Loans (31.9%)[a]	Value
Communications Services (8.2%) - continued
	Charter Communications Operating, LLC, Term Loan
$612,250	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	$607,658
	CommScope Inc., Term Loan
790,000	0.000%, (LIBOR 3M + 3.250%), 2/7/2026[b,d,e]	788,681
	CSC Holdings, LLC, Term Loan
476,513	4.734%, (LIBOR 1M + 2.250%), 7/17/2025[b]	462,303
930,000	5.591%, (LIBOR 3M + 3.000%), 4/15/2027[b]	924,188
	Frontier Communications Corporation, Term Loan
773,190	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	753,860
	Gray Television, Inc., Term Loan
459,031	4.732%, (LIBOR 1M + 2.250%), 2/7/2024[b]	452,835
164,588	4.982%, (LIBOR 1M + 2.500%), 1/2/2026[b]	162,634
	HCP Acquisition, LLC, Term Loan
541,622	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	532,988
	Intelsat Jackson Holdings SA, Term Loan
500,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	492,030
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	717,300
145,000	9.234%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	140,650
	Mediacom Illinois, LLC, Term Loan
292,050	4.160%, (LIBOR 1W + 1.750%), 2/15/2024[b]	287,669
	NEP Group, Inc., Term Loan
618,450	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b,d,e]	612,420
	SBA Senior Finance II, LLC, Term Loan
416,850	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	407,604
	Sprint Communications, Inc., Term Loan
1,043,700	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,014,998
653,363	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	642,745
	Syniverse Holdings, Inc., Term Loan
178,200	7.484%, (LIBOR 1M + 5.000%), 3/9/2023[b]	163,231
	TNS, Inc., Term Loan
474,313	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	467,673
	Unitymedia Finance, LLC, Term Loan
600,000	4.734%, (LIBOR 1M + 2.250%), 1/15/2026[b]	592,836
	Univision Communications, Inc., Term Loan
872,439	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	820,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (31.9%)[a]	Value
Communications Services (8.2%) - continued
	Virgin Media Bristol, LLC, Term Loan
$785,000	4.984%, (LIBOR 1M + 2.500%), 1/15/2026[b]	$776,027
	WideOpenWest Finance, LLC, Term Loan
467,875	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	449,745
	Windstream Services, LLC, Term Loan
325,000	0.000%, (LIBOR 3M + 4.500%), 2/26/2021[b,d,e]	324,087
183,591	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	183,735

	Total	14,708,049

Consumer Cyclical (3.6%)
	Cengage Learning, Inc., Term Loan
559,171	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	501,856
	Eldorado Resorts, Inc., Term Loan
164,957	4.875%, (LIBOR 2M + 2.250%), 4/17/2024[b]	163,307
	Four Seasons Hotels, Ltd., Term Loan
488,750	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	484,371
	Golden Entertainment, Inc., Term Loan
844,312	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	835,869
135,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	131,625
	Golden Nugget, LLC, Term Loan
649,825	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	642,820
	KAR Auction Services, Inc., Term Loan
265,250	5.125%, (LIBOR 3M + 2.500%), 3/9/2023[b,c]	264,256
	Mohegan Gaming and Entertainment, Term Loan
528,792	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	499,708
	Scientific Games International, Inc., Term Loan
1,580,210	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,537,323
	Stars Group Holdings BV, Term Loan
892,188	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	889,753
	Tenneco, Inc., Term Loan
294,263	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	280,285
	Wyndham Hotels & Resorts, Inc., Term Loan
338,300	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	333,489

	Total	6,564,662

Consumer Non-Cyclical (6.5%)
	Air Medical Group Holdings, Inc., Term Loan
1,377,563	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,295,487
167,875	6.736%, (LIBOR 1M + 4.250%), 3/14/2025[b]	157,593

Principal Amount	Bank Loans (31.9%)[a]	Value
Consumer Non-Cyclical (6.5%) - continued
	Albertson’s, LLC, Term Loan
$404,579	5.609%, (LIBOR 3M + 3.000%), 12/21/2022[b]	$401,096
600,149	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	594,376
698,250	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	688,782
	Amneal Pharmaceuticals, LLC, Term Loan
550,709	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	548,644
	Bausch Health Companies, Inc., Term Loan
1,017,500	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,010,235
	Diamond BC BV, Term Loan
483,875	5.744%, (LIBOR 3M + 3.000%), 9/6/2024[b]	463,915
	Endo International plc, Term Loan
1,241,269	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,216,245
	Energizer Holdings, Inc., Term Loan
290,000	4.734%, (LIBOR 1M + 2.250%), 1/2/2026[b,c]	286,375
	Grifols Worldwide Operations USA, Inc., Term Loan
436,100	4.660%, (LIBOR 1W + 2.250%), 1/31/2025[b]	433,012
	JBS USA LUX SA, Term Loan
1,019,200	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	1,011,179
	Mallinckrodt International Finance SA, Term Loan
703,101	5.693%, (LIBOR 3M + 3.000%), 2/24/2025[b]	661,498
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,253,666	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,150,238
	MPH Acquisition Holdings, LLC, Term Loan
436,683	5.351%, (LIBOR 3M + 2.750%), 6/7/2023[b]	422,084
	Ortho-Clinical Diagnostics SA, Term Loan
421,400	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	405,421
	Plantronics, Inc., Term Loan
537,655	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	526,902
	Revlon Consumer Products Corporation, Term Loan
478,950	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	345,644

	Total	11,618,726

Energy (2.5%)
	BCP Raptor II, LLC, Term Loan
155,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	146,165
	Calpine Corporation, Term Loan
487,404	5.110%, (LIBOR 3M + 2.500%), 1/15/2024[b]	482,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (31.9%)[a]	Value
Energy (2.5%) - continued
	CONSOL Energy, Inc., Term Loan
$375,000	0.000%, (LIBOR 3M + 2.500%), 3/28/2024[b,d,e]	$379,219
	Consolidated Energy Finance SA, Term Loan
317,600	4.989%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	306,484
	Fieldwood Energy, LLC, Term Loan
375,000	0.000%, (LIBOR 1M + 5.250%), 4/11/2022[b,d,e]	360,000
	HFOTCO, LLC, Term Loan
878,363	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	872,873
	McDermott Technology (Americas), Inc., Term Loan
801,900	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	766,905
	Radiate Holdco, LLC, Term Loan
1,288,564	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,257,973

	Total	4,571,793

Financials (4.6%)
	Air Methods Corporation, Term Loan
410,283	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	306,432
	Avolon TLB Borrower 1 US, LLC, Term Loan
705,033	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	698,611
	Cyxtera DC Holdings, Inc., Term Loan
132,637	5.600%, (LIBOR 3M + 3.000%), 5/1/2024[b]	128,217
80,000	9.860%, (LIBOR 3M + 7.250%), 5/1/2025[b]	72,400
	Digicel International Finance, Ltd., Term Loan
839,351	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	743,354
	Genworth Holdings, Inc., Term Loan
148,875	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	148,410
	GGP Nimbus LP, Term Loan
890,525	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	856,017
	Grizzly Finco, Term Loan
616,900	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	614,278
	Harland Clarke Holdings Corporation, Term Loan
746,994	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	668,560
	Level 3 Parent, LLC, Term Loan
1,025,000	4.736%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,011,972
	MoneyGram International, Inc., Term Loan
289,971	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b,d,e]	271,122
	Sable International Finance, Ltd., Term Loan
1,585,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,578,074

Principal Amount	Bank Loans (31.9%)[a]	Value
Financials (4.6%) - continued
	Trans Union, LLC, Term Loan
$496,493	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	$491,439
	Tronox Blocked Borrower, LLC, Term Loan
229,881	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	228,660
	Tronox Finance, LLC, Term Loan
496,471	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	493,835

	Total	8,311,381

Technology (1.7%)
	First Data Corporation, Term Loan
1,320,000	4.486%, (LIBOR 1M + 2.000%), 4/26/2024[b]	1,315,855
	Rackspace Hosting, Inc., Term Loan
1,300,163	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b,d,e]	1,214,769
	SS&C Technologies Holdings Europe SARL, Term Loan
186,440	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	184,717
	SS&C Technologies, Inc., Term Loan
259,305	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	256,909

	Total	2,972,250

Utilities (1.2%)
	Arctic LNG Carriers, Ltd., Term Loan
948,112	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	917,299
	Core and Main, LP, Term Loan
414,750	5.626%, (LIBOR 3M + 3.000%), 8/1/2024[b]	410,946
	EnergySolutions, LLC, Term Loan
292,788	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	257,164
	Talen Energy Supply, LLC, Term Loan
308,614	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	305,337
	TerraForm Power Operating, LLC, Term Loan
267,293	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	260,277

	Total	2,151,023

	Total Bank Loans (cost $58,860,414)	57,391,576

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Asset-Backed Securities (5.7%)
	Apidos CLO XXIV
460,000	4.211%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	453,990
	Assurant CLO III, Ltd.
450,000	3.991%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,g	446,124
	Babson CLO, Ltd.
450,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	442,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Asset-Backed Securities (5.7%) - continued
	Business Jet Securities, LLC
$346,918	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	$351,208
	Cent CLO, LP
500,000	4.790%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	499,191
	College Ave Student Loans, LLC
229,534	4.136%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1[b,g]	234,706
	Foundation Finance Trust
210,505	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	210,337
	FRS, LLC
2,520	1.800%, 4/15/2043, Ser. 2013-1A, Class A1[g]	2,518
	Harley Marine Financing, LLC
268,125	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	230,587
	Lehman XS Trust
114,190	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bh	103,978
	Lendmark Funding Trust
300,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ag	297,422
	Madison Park Funding XIV, Ltd.
425,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	420,798
	Myers Park CLO, Ltd.
425,000	3.738%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	419,613
	Octagon Investment Partners XX, Ltd.
275,000	6.248%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DRb,g	275,255
	OHA Credit Funding 1, Ltd.
360,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	355,469
	OZLM Funding II, Ltd.
710,000	4.251%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	705,519
	OZLM IX, Ltd.
550,000	4.019%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	551,292
	Palmer Square Loan Funding, Ltd.
250,000	4.848%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,e,g	250,000
	Park Avenue Institutional Advisers CLO, Ltd.
700,000	3.992%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	689,033
	Preston Ridge Partners Mortgage Trust, LLC
57,025	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	57,493
252,393	3.750%, 4/25/2023, Ser. 2018-1A, Class A1[b,g]	252,026

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Asset-Backed Securities (5.7%) - continued
	Saxon Asset Securities Trust
$51,602	6.000%, 8/25/2035, Ser. 2004-2, Class MF2	$49,225
	Sound Point CLO X, Ltd.
375,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	366,207
	Sound Point CLO XXI, Ltd.
700,000	3.864%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	688,723
	Spirit Master Funding, LLC
545,790	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	557,272
	THL Credit Wind River CLO, Ltd.
325,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	317,052
1,075,000	4.211%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2[b,g]	1,057,946

	Total	10,285,321

Basic Materials (1.1%)
	Alcoa Nederland Holding BV
175,000	6.750%, 9/30/2024[g]	185,062
	Anglo American Capital plc
74,000	4.125%, 9/27/2022[g]	75,014
	ArcelorMittal SA
38,000	6.125%, 6/1/2025	42,145
	BHP Billiton Finance USA, Ltd.
75,000	6.750%, 10/19/2075[b,g]	83,029
	BWAY Holding Company
175,000	5.500%, 4/15/2024[g]	173,740
	CF Industries, Inc.
200,000	3.450%, 6/1/2023	194,000
	E.I. du Pont de Nemours and Company
74,000	2.200%, 5/1/2020	73,736
	Element Solutions, Inc.
135,000	5.875%, 12/1/2025[g]	135,486
	First Quantum Minerals, Ltd.
35,000	7.000%, 2/15/2021[g]	35,591
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,140
	Novelis Corporation
230,000	5.875%, 9/30/2026[g]	228,850
	Olin Corporation
200,000	5.125%, 9/15/2027	202,250
	Packaging Corporation of America
64,000	2.450%, 12/15/2020	63,570
	Sherwin-Williams Company
74,000	2.250%, 5/15/2020	73,567
	Syngenta Finance NV
75,000	3.933%, 4/23/2021[g]	75,361
	Trinseo Materials Operating SCA
195,000	5.375%, 9/1/2025[g]	184,762
	Vale Overseas, Ltd.
23,000	4.375%, 1/11/2022	23,449
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[g]	59,253

	Total	1,948,005

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Capital Goods (1.7%)
	AECOM
$260,000	5.875%, 10/15/2024	$273,975
	Bombardier, Inc.
230,000	7.500%, 3/15/2025[g]	236,900
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[g]	183,241
	Caterpillar Financial Services Corporation
62,000	1.850%, 9/4/2020	61,311
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[g]	133,185
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	57,178
	CNH Industrial Capital, LLC
60,000	4.875%, 4/1/2021	61,650
	Covanta Holding Corporation
230,000	6.000%, 1/1/2027	229,425
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	121,200
	Crown Cork & Seal Company, Inc.
170,000	7.375%, 12/15/2026	188,700
	General Electric Company
133,000	5.000%, 1/21/2021[b,i]	123,963
	H&E Equipment Services, Inc.
220,000	5.625%, 9/1/2025	219,450
	L3 Technologies, Inc.
75,000	4.950%, 2/15/2021	77,494
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	34,895
	Owens-Brockway Glass Container, Inc.
270,000	5.000%, 1/15/2022[g]	276,750
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[g]	243,900
	Rockwell Collins, Inc.
42,000	2.800%, 3/15/2022	41,910
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	59,818
	Textron Financial Corporation
200,000	4.419%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	152,000
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	173,825
	United Technologies Corporation
80,000	3.950%, 8/16/2025	83,140

	Total	3,033,910

Collateralized Mortgage Obligations (8.0%)
	Alternative Loan Trust 2007-6
205,806	5.750%, 4/25/2047, Ser. 2007-6, Class A4	175,213
	Antler Mortgage Trust
350,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	349,886
725,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	723,904
	Bear Stearns Adjustable Rate Mortgage Trust
73,363	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	74,257

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Collateralized Mortgage Obligations (8.0%) - continued
	Bear Stearns ARM Trust
$147,686	4.240%, 1/25/2034, Ser. 2003-8, Class 5Ab	$145,338
	Bellemeade Re 2018-1, Ltd.
700,000	4.086%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	702,837
	Cascade Funding Mortgage Trust
204,302	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	204,947
	ChaseFlex Trust
261,997	6.500%, 2/25/2035, Ser. 2005-1, Class 1A5	257,224
	CHL Mortgage Pass-Through Trust
272,870	3.851%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	248,608
161,626	4.190%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	156,378
128,619	6.000%, 4/25/2037, Ser. 2007-3, Class A18	104,528
	CIM Trust
277,892	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	292,158
	COLT Mortgage Loan Trust
44,181	2.750%, 9/25/2046, Ser. 2016-2, Class A1[b,g]	44,044
	Countrywide Alternative Loan Trust
236,318	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	219,387
94,334	5.750%, 8/25/2035, Ser. 2005-28CB, Class 2A5	82,174
96,875	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	90,432
153,165	3.397%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[b]	145,800
34,489	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	31,532
50,482	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	47,823
	Countrywide Home Loan Mortgage Pass Through Trust
154,041	4.052%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	135,251
	CSMC Mortgage-Backed Trust
62,190	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	59,593
135,078	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	113,109
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
216,839	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	221,556
	Federal National Mortgage Association - REMIC
1,732,628	3.000%, 8/25/2027, Ser. 2012-95, Class HIj	126,673
652,862	2.500%, 1/25/2028, Ser. 2012-152, Class AIj	46,264
1,956,842	3.000%, 1/25/2028, Ser. 2012-147, Class EIj	154,578
3,131,345	3.000%, 3/25/2028, Ser. 2013-18, Class ILj	229,136

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Collateralized Mortgage Obligations (8.0%) - continued
$1,105,951	2.500%, 6/25/2028, Ser. 2013-87, Class IWj	$79,501
	First Horizon Alternative Mortgage Securities Trust
99,062	4.266%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	96,938
	Foundation Finance Trust
300,000	3.860%, 11/15/2034, Ser. 2019-1A, Class Ag	299,954
	GMAC Mortgage Corporation Loan Trust
99,816	3.996%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	94,216
68,497	2.986%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,k]	75,544
17,400	4.125%, 9/19/2035, Ser. 2005-AR5, Class 5A1[b]	16,225
	GSAA Home Equity Trust
76,740	5.828%, 8/25/2034, Ser. 2004-10, Class M2[h]	77,124
181,410	2.756%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	173,666
	Home Equity Asset Trust
433,111	3.806%, (LIBOR 1M + 1.320%), 8/25/2033, Ser. 2003-2, Class M1[b]	431,480
	Impac Secured Assets Trust
365,312	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	308,855
	IndyMac INDA Mortgage Loan Trust
143,093	3.900%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	140,316
	IndyMac INDX Mortgage Loan Trust
137,218	2.696%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	126,595
	J.P. Morgan Alternative Loan Trust
95,660	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	80,089
	J.P. Morgan Mortgage Trust
75,671	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	82,826
100,174	4.514%, 7/25/2035, Ser. 2007-A1, Class 2A1[b]	100,697
121,275	4.160%, 6/25/2036, Ser. 2006-A4, Class 2A2[b]	110,880
106,334	4.240%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	92,542
	Legacy Mortgage Asset Trust
439,166	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	441,722
	Master Asset Securitization Trust
450,881	2.986%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	201,480
	MASTR Alternative Loans Trust
89,771	5.000%, 9/25/2019, Ser. 2004-10, Class 3A1	92,111

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Collateralized Mortgage Obligations (8.0%) - continued
	Merrill Lynch Alternative Note Asset Trust
$114,552	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	$87,880
	Merrill Lynch Mortgage Investors Trust
221,092	3.978%, 6/25/2035, Ser. 2005-A5, Class M1[b]	220,468
	MortgageIT Trust
275,935	2.686%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	246,907
	Oak Hill Advisors Residential Loan Trust
177,820	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	177,574
	Preston Ridge Partners Mortgage, LLC
147,075	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	148,251
	Pretium Mortgage Credit Partners, LLC
386,532	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	387,844
	Radnor RE, Ltd.
400,000	3.886%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	399,238
	RCO 2017-INV1 Trust
316,196	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	311,363
	Renaissance Home Equity Loan Trust
224,871	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	127,188
183,123	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[h]	95,949
	Residential Accredit Loans, Inc. Trust
259,465	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	201,401
111,355	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	103,102
	Starwood Mortgage Residential Trust
390,042	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	395,913
	Structured Asset Mortgage Investments, Inc.
221,281	2.796%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	213,404
	Toorak Mortgage Corporation
450,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g]	449,855
	Toorak Mortgage Corporation 2018- 1, Ltd.
550,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	550,695
	Vericrest Opportunity Loan Trust
200,000	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	200,218
	Vericrest Opportunity Loan Trust LXV, LLC
360,104	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	359,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Collateralized Mortgage Obligations (8.0%) - continued
	Wachovia Asset Securitization, Inc.
$200,976	2.626%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,g,k	$184,756
	WaMu Mortgage Pass Through Certificates
100,912	3.775%, 8/25/2036, Ser. 2006-AR8, Class 3A2[b]	94,302
67,570	3.905%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	65,292
127,778	3.454%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	116,649
20,004	3.899%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	18,911
277,069	3.277%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab 259,945
93,108	3.137%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab 87,922
	Wells Fargo Home Equity Trust
142,974	2.986%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	139,851
	Wells Fargo Mortgage Backed Securities Trust
67,526	4.938%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	68,854
132,675	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	128,831
119,878	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	118,896
71,301	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	70,481

	Total	14,336,519

Commercial Mortgage-Backed Securities (0.2%)
	Wells Fargo Commercial Mortgage Trust
400,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	405,626

	Total	405,626

Communications Services (2.8%)
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	195,955
	American Tower Corporation
30,000	2.800%, 6/1/2020	29,981
	AT&T, Inc.
144,000	4.450%, 4/1/2024	150,757
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[g]	35,937
	CCO Holdings, LLC
275,000	5.500%, 5/1/2026[g]	283,937
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[g]	193,787
	Charter Communications Operating, LLC
98,000	3.579%, 7/23/2020	98,722
40,000	4.500%, 2/1/2024	41,668
34,000	4.908%, 7/23/2025	35,853
	Clear Channel Worldwide Holdings, Inc.
245,000	6.500%, 11/15/2022	250,206

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Communications Services (2.8%) - continued
	Comcast Corporation
$76,000	1.625%, 1/15/2022	$73,894
39,000	3.700%, 4/15/2024	40,297
39,000	3.950%, 10/15/2025	40,804
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	35,295
42,000	3.150%, 7/15/2023	41,979
	CSC Holdings, LLC
135,000	5.500%, 5/15/2026[g]	138,753
	Discovery Communications, LLC
75,000	2.950%, 3/20/2023	74,323
	Fox Corporation
73,000	4.030%, 1/25/2024[g]	75,751
	Gray Escrow, Inc.
215,000	7.000%, 5/15/2027[g]	228,438
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[g]	203,540
	Intelsat Jackson Holdings SA
120,000	8.500%, 10/15/2024[g]	116,700
	Level 3 Communications, Inc.
150,000	5.375%, 1/15/2024	152,790
	Level 3 Financing, Inc.
220,000	5.250%, 3/15/2026	219,450
	Moody’s Corporation
38,000	2.750%, 12/15/2021	38,004
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[g]	132,768
	Netflix, Inc.
225,000	4.875%, 4/15/2028	222,750
	Nexstar Escrow Corporation
173,000	5.625%, 8/1/2024[g]	175,595
	Orange SA
60,000	1.625%, 11/3/2019	59,611
	Sprint Corporation
405,000	7.625%, 2/15/2025	413,100
	Telefonica Emisiones SAU
49,000	4.570%, 4/27/2023	51,662
	T-Mobile USA, Inc.
220,000	4.500%, 2/1/2026	219,880
	Verizon Communications, Inc.
86,000	2.946%, 3/15/2022	86,350
84,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	84,008
15,000	4.016%, 12/3/2029[g]	15,502
	Viacom, Inc.
58,000	4.250%, 9/1/2023	60,323
85,000	5.875%, 2/28/2057[b]	82,450
	Virgin Media Secured Finance plc
220,000	5.250%, 1/15/2026[g]	221,375
	Vodafone Group plc
110,000	7.000%, 4/4/2079[b,e]	111,806
	Zayo Group, LLC
220,000	5.750%, 1/15/2027[g]	219,516

	Total	4,953,517

Consumer Cyclical (2.4%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[g]	244,387
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,692
	BMW U.S. Capital, LLC
50,000	1.500%, 4/11/2019[g]	49,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Consumer Cyclical (2.4%) - continued
	Brookfield Residential Properties, Inc.
$235,000	6.125%, 7/1/2022[g]	$236,175
	Cinemark USA, Inc.
230,000	4.875%, 6/1/2023	233,864
	D.R. Horton, Inc.
62,000	2.550%, 12/1/2020	61,602
	Delphi Jersey Holdings plc
235,000	5.000%, 10/1/2025[g]	206,917
	Ford Motor Credit Company, LLC
50,000	2.597%, 11/4/2019	49,855
57,000	3.336%, 3/18/2021	56,141
75,000	5.596%, 1/7/2022	77,376
	General Motors Financial Company, Inc.
57,000	2.650%, 4/13/2020	56,772
41,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	40,686
57,000	4.375%, 9/25/2021	58,222
37,000	4.200%, 11/6/2021	37,706
38,000	3.150%, 6/30/2022	37,635
	Harley-Davidson Financial Services, Inc.
54,000	4.050%, 2/4/2022[g]	54,609
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	35,227
	Hyundai Capital America
38,000	2.550%, 4/3/2020[g]	37,730
37,000	2.750%, 9/18/2020[g]	36,718
	L Brands, Inc.
69,000	6.694%, 1/15/2027	66,542
	Landry’s, Inc.
180,000	6.750%, 10/15/2024[g]	180,900
	Lennar Corporation
57,000	2.950%, 11/29/2020	56,644
22,000	4.125%, 1/15/2022	22,165
20,000	4.875%, 12/15/2023	20,600
270,000	4.500%, 4/30/2024	273,834
	Live Nation Entertainment, Inc.
135,000	5.375%, 6/15/2022[g]	136,687
120,000	5.625%, 3/15/2026[g]	123,900
	Macy’s Retail Holdings, Inc.
17,000	3.875%, 1/15/2022	17,171
30,000	2.875%, 2/15/2023	29,053
	McDonald’s Corporation
72,000	3.350%, 4/1/2023	73,511
	MGM Resorts International
170,000	6.000%, 3/15/2023	179,350
220,000	5.750%, 6/15/2025	227,975
	Navistar International Corporation
210,000	6.625%, 11/1/2025[g]	213,412
	New Red Finance, Inc.
190,000	4.250%, 5/15/2024[g]	188,100
	Prime Security Services Borrower, LLC
161,000	9.250%, 5/15/2023[g]	169,050
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	34,941
	ServiceMaster Company, LLC
220,000	5.125%, 11/15/2024[g]	220,825
	Six Flags Entertainment Corporation
170,000	4.875%, 7/31/2024[g]	167,344
	Visa, Inc.
35,000	2.200%, 12/14/2020	34,843

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Consumer Cyclical (2.4%) - continued
	Volkswagen Group of America Finance, LLC
$63,000	4.250%, 11/13/2023[g]	$64,940
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[g]	214,200

	Total	4,384,287

Consumer Non-Cyclical (3.0%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	75,672
40,000	3.400%, 11/30/2023	40,841
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	75,771
38,000	2.900%, 11/6/2022	37,917
	Albertson’s Companies, LLC
240,000	6.625%, 6/15/2024	242,400
	Altria Group, Inc.
72,000	4.400%, 2/14/2026	74,158
	Amgen, Inc.
84,000	3.875%, 11/15/2021	86,272
	Anheuser-Busch InBev Finance, Inc.
38,000	3.300%, 2/1/2023	38,560
	BAT Capital Corporation
42,000	2.297%, 8/14/2020	41,589
41,000	2.764%, 8/15/2022	40,339
	Bayer U.S. Finance, LLC
50,000	2.375%, 10/8/2019[g]	49,834
	Becton, Dickinson and Company
75,000	3.125%, 11/8/2021	75,321
	Boston Scientific Corporation
72,000	3.450%, 3/1/2024	73,335
	Bunge, Ltd. Finance Corporation
35,000	3.500%, 11/24/2020	35,174
	Cardinal Health, Inc.
39,000	1.948%, 6/14/2019	38,930
	Celgene Corporation
59,000	3.625%, 5/15/2024	60,016
	Centene Corporation
225,000	4.750%, 1/15/2025	229,500
	Cigna Corporation
76,000	4.125%, 11/15/2025[g]	78,685
	Conagra Brands, Inc.
38,000	3.800%, 10/22/2021	38,705
38,000	4.300%, 5/1/2024	39,382
	CVS Health Corporation
85,000	3.350%, 3/9/2021	85,693
38,000	2.750%, 12/1/2022	37,488
128,000	3.700%, 3/9/2023	130,045
	Energizer Holdings, Inc.
240,000	6.375%, 7/15/2026[g,l]	246,000
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	39,703
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[g]	19,550
	HCA, Inc.
64,810	4.750%, 5/1/2023	68,031
185,000	4.500%, 2/15/2027	190,138
	J.M. Smucker Company
41,000	2.200%, 12/6/2019	40,823
	JBS USA, LLC
170,000	5.750%, 6/15/2025[g]	174,250
	Kellogg Company
90,000	3.125%, 5/17/2022	90,386
	Kraft Heinz Foods Company
130,000	5.375%, 2/10/2020	132,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Consumer Non-Cyclical (3.0%) - continued
$42,000	4.000%, 6/15/2023	$43,226
	Kroger Company
38,000	2.800%, 8/1/2022	37,821
	Maple Escrow Subsidiary, Inc.
84,000	3.551%, 5/25/2021[g]	84,915
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	35,086
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	59,757
	Mondelez International Holdings Netherlands BV
58,000	2.000%, 10/28/2021[g]	56,545
	Mylan NV
42,000	3.150%, 6/15/2021	41,909
	Mylan, Inc.
42,000	3.125%, 1/15/2023[g]	41,048
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[g]	52,671
	Perrigo Finance Unlimited Company
85,000	4.375%, 3/15/2026	82,888
	Pilgrim’s Pride Corporation
300,000	5.750%, 3/15/2025[g]	303,000
	Post Holdings, Inc.
165,000	5.500%, 3/1/2025[g]	166,856
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	19,029
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,762
74,000	2.400%, 9/23/2021	73,155
	Simmons Foods, Inc.
205,000	5.750%, 11/1/2024[g]	179,887
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[g]	56,601
	Spectrum Brands, Inc.
170,000	5.750%, 7/15/2025	171,275
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	203,750
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	129,102
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%, 7/21/2021	42,910
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	111,206
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	35,765
	VRX Escrow Corporation
425,000	6.125%, 4/15/2025[g]	420,750
	Zimmer Biomet Holdings, Inc.
62,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	61,791
	Zoetis, Inc.
57,000	3.450%, 11/13/2020	57,526

	Total	5,350,392

Energy (3.3%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[g]	177,013
	Anadarko Petroleum Corporation
16,000	4.850%, 3/15/2021	16,588
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	140,742

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Energy (3.3%) - continued
	BP Capital Markets America, Inc.
$162,000	2.520%, 9/19/2022	$160,497
	BP Capital Markets plc
38,000	2.315%, 2/13/2020	37,906
	Canadian Natural Resources, Ltd.
40,000	2.950%, 1/15/2023	39,720
	Canadian Oil Sands, Ltd.
40,000	9.400%, 9/1/2021[g]	44,523
	Cheniere Corpus Christi Holdings, LLC
305,000	7.000%, 6/30/2024	344,284
	Cheniere Energy Partners, LP
280,000	5.625%, 10/1/2026[g]	287,000
	Chesapeake Energy Corporation
220,000	7.000%, 10/1/2024[l]	219,450
	Continental Resources, Inc.
30,000	5.000%, 9/15/2022	30,224
	Crestwood Midstream Partners, LP
110,000	6.250%, 4/1/2023	112,750
	Diamondback Energy, Inc.
265,000	4.750%, 11/1/2024	270,910
	Enbridge, Inc.
39,000	2.900%, 7/15/2022	38,895
139,000	6.250%, 3/1/2078[b]	138,027
	Encana Corporation
69,000	3.900%, 11/15/2021	70,263
	Energy Transfer Operating, LP
42,000	4.200%, 9/15/2023	43,429
270,000	5.500%, 6/1/2027	292,983
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	60,973
	EnLink Midstream Partners, LP
220,000	4.850%, 7/15/2026	218,350
	Enterprise Products Operating, LLC
105,000	4.875%, 8/16/2077[b]	97,036
	EOG Resources, Inc.
45,000	2.625%, 3/15/2023	44,692
	EQM Midstream Partners LP
59,000	4.750%, 7/15/2023	60,200
	EQT Corporation
26,000	8.125%, 6/1/2019	26,217
75,000	3.000%, 10/1/2022	73,633
	Hess Corporation
42,000	3.500%, 7/15/2024	41,355
	Kinder Morgan Energy Partners, LP
76,000	3.450%, 2/15/2023	76,900
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,826
	Marathon Petroleum Corporation
35,000	3.400%, 12/15/2020	35,300
	MPLX, LP
58,000	4.500%, 7/15/2023	60,829
	Nabors Industries, Inc.
180,000	5.750%, 2/1/2025	161,321
	ONEOK Partners, LP
40,000	3.800%, 3/15/2020	40,236
	Parsley Energy, LLC
90,000	5.625%, 10/15/2027[g]	89,775
	PBF Holding Company, LLC
155,000	7.250%, 6/15/2025	159,108
	Petroleos Mexicanos
37,000	6.375%, 2/4/2021	38,369
	Plains All American Pipeline, LP
92,000	5.000%, 2/1/2021	94,571
87,000	6.125%, 11/15/2022[b,i]	81,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Energy (3.3%) - continued
	Precision Drilling Corporation
$50,000	7.750%, 12/15/2023	$51,375
30,000	5.250%, 11/15/2024	28,050
110,000	7.125%, 1/15/2026[g]	109,072
	Sabine Pass Liquefaction, LLC
37,000	6.250%, 3/15/2022	39,960
37,000	5.625%, 4/15/2023	40,102
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[g]	35,143
	Southwestern Energy Company
205,000	7.500%, 4/1/2026	209,100
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	35,932
	Sunoco, LP
120,000	5.500%, 2/15/2026	118,800
115,000	5.875%, 3/15/2028	114,138
	Tallgrass Energy Partners, LP
305,000	5.500%, 1/15/2028[g]	305,381
	Targa Resources Partners, LP
200,000	5.250%, 5/1/2023	203,588
	Transocean Guardian, Ltd.
170,100	5.875%, 1/15/2024[g]	172,652
	W&T Offshore, Inc.
200,000	9.750%, 11/1/2023[g]	199,250
	Western Gas Partners, LP
39,000	4.000%, 7/1/2022	39,566
	Williams Partners, LP
54,000	4.000%, 11/15/2021	55,431
	WPX Energy, Inc.
155,000	5.750%, 6/1/2026	157,325

	Total	5,878,323

Financials (6.3%)
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	35,292
	AIG Global Funding
78,000	2.150%, 7/2/2020[g]	77,396
	Air Lease Corporation
78,000	2.500%, 3/1/2021	77,397
	Aircastle, Ltd.
62,000	5.000%, 4/1/2023	64,460
	Ally Financial, Inc.
200,000	5.750%, 11/20/2025	213,022
	American Express Company
44,000	3.375%, 5/17/2021	44,571
36,000	3.400%, 2/22/2024	36,598
	American Express Credit Corporation
37,000	2.200%, 3/3/2020	36,827
55,000	3.643%, (LIBOR 3M + 1.050%), 9/14/2020[b]	55,556
	Ares Capital Corporation
82,000	3.875%, 1/15/2020	82,399
	Athene Global Funding
63,000	4.000%, 1/25/2022[g]	64,584
	Australia and New Zealand Banking Group, Ltd.
68,000	6.750%, 6/15/2026[b,g,i]	71,995
	Avolon Holdings Funding, Ltd.
18,000	5.250%, 5/15/2024[g]	18,540
	Bank of America Corporation
82,000	2.738%, 1/23/2022[b]	81,702
84,000	3.499%, 5/17/2022[b]	85,035
65,000	3.004%, 12/20/2023[b]	64,830
83,000	3.550%, 3/5/2024[b]	84,300

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Financials (6.3%) - continued
$147,000	3.864%, 7/23/2024[b]	$151,064
36,000	3.458%, 3/15/2025[b]	36,378
	Bank of Montreal
59,000	2.100%, 6/15/2020	58,657
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	75,970
	Bank of Nova Scotia
42,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	42,151
57,000	2.700%, 3/7/2022	57,060
	Barclays plc
115,000	7.750%, 9/15/2023[b,i]	115,195
70,000	4.338%, 5/16/2024[b]	70,806
	BB&T Corporation
81,000	2.150%, 2/1/2021	80,251
	BNP Paribas SA
157,000	7.625%, 3/30/2021[b,g,i]	164,654
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	36,886
115,000	3.050%, 3/9/2022	115,597
	Cboe Global Markets, Inc.
59,000	1.950%, 6/28/2019	58,882
	Central Fidelity Capital Trust I
175,000	3.787%, (LIBOR 3M + 1.000%), 4/15/2027[b]	160,125
	CIT Group, Inc.
220,000	4.750%, 2/16/2024	227,700
	Citigroup, Inc.
75,000	2.050%, 6/7/2019	74,911
76,000	2.450%, 1/10/2020	75,834
76,000	2.650%, 10/26/2020	75,820
69,000	2.350%, 8/2/2021	68,206
37,000	2.750%, 4/25/2022	36,856
40,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	39,846
81,000	3.142%, 1/24/2023[b]	81,304
	CNA Financial Corporation
55,000	5.750%, 8/15/2021	58,493
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[g]	74,669
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	75,384
	Credit Agricole SA
37,000	3.375%, 1/10/2022[g]	37,236
64,300	8.125%, 12/23/2025[b,g,i]	72,219
	Credit Suisse Group AG
58,000	7.500%, 7/17/2023[b,g,i]	59,667
150,000	7.500%, 12/11/2023[b,g,i]	158,617
	Credit Suisse Group Funding (Guernsey), Ltd.
76,000	3.125%, 12/10/2020	76,252
114,000	3.800%, 9/15/2022	116,173
	Deutsche Bank AG
42,000	2.700%, 7/13/2020	41,549
112,000	4.250%, 10/14/2021	112,563
	Digital Realty Trust, LP
60,000	2.750%, 2/1/2023	58,773
	Discover Bank
10,000	8.700%, 11/18/2019	10,345
82,000	3.100%, 6/4/2020	82,190
	Fidelity National Financial, Inc.
62,000	5.500%, 9/1/2022	65,730
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	56,636

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Financials (6.3%) - continued
$36,000	3.650%, 1/25/2024	$36,886
	Five Corners Funding Trust
100,000	4.419%, 11/15/2023[g]	105,620
	GE Capital International Funding Company
142,000	3.373%, 11/15/2025	137,882
	General Electric Capital Corporation
36,000	3.100%, 1/9/2023	35,789
	Goldman Sachs Group, Inc.
74,000	5.375%, 5/10/2020[b,i]	74,648
76,000	5.250%, 7/27/2021	79,843
55,000	3.854%, (LIBOR 3M + 1.170%), 11/15/2021[b]	55,512
76,000	3.000%, 4/26/2022	75,963
63,000	2.876%, 10/31/2022[b]	62,482
39,000	3.649%, (LIBOR 3M + 1.050%), 6/5/2023[b]	39,048
72,000	3.625%, 2/20/2024	72,755
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[g]	39,377
	Hartford Financial Services Group, Inc.
34,000	4.809%, (LIBOR 3M + 2.125%), 2/12/2047[b,g]	29,325
	Hilton Worldwide Finance, LLC
230,000	4.625%, 4/1/2025	232,300
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	40,310
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	115,025
76,000	6.875%, 6/1/2021[b,i]	79,475
46,000	6.375%, 9/17/2024[b,i]	46,288
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	55,466
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	78,188
105,000	6.375%, 12/15/2025	107,494
	ILFC E-Capital Trust II
380,000	4.850%, (H15T30Y + 1.800%), 12/21/2065[b,g]	298,300
	ING Groep NV
80,000	6.000%, 4/16/2020[b,i]	79,736
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	77,774
76,000	5.875%, 8/15/2022	81,965
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	66,592
125,000	4.875%, 9/15/2027[g]	120,000
	J.P. Morgan Chase & Company
57,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	57,157
75,500	4.625%, 11/1/2022[b,i]	70,215
165,000	2.972%, 1/15/2023	165,000
57,000	2.776%, 4/25/2023[b]	56,698
71,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	72,068
72,000	4.023%, 12/5/2024[b]	74,747
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[g]	10,366
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	66,847
40,000	5.040%, (LIBOR 3M + 2.358%), 5/17/2066[b]	34,400

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Financials (6.3%) - continued
	Lloyds Banking Group plc
$80,000	6.657%, 5/21/2037[b,g,i]	$81,800
	Macquarie Bank, Ltd.
93,000	6.125%, 3/8/2027[b,g,i]	85,867
	Marsh & McLennan Companies, Inc.
55,000	3.875%, 3/15/2024	57,092
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,091
82,000	3.455%, 3/2/2023	83,158
36,000	3.407%, 3/7/2024	36,494
	Morgan Stanley
76,000	2.800%, 6/16/2020	76,066
40,000	2.500%, 4/21/2021	39,765
75,000	5.500%, 7/28/2021	79,419
74,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	74,741
37,000	2.750%, 5/19/2022	36,788
26,000	4.875%, 11/1/2022	27,450
82,000	3.125%, 1/23/2023	82,285
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	112,750
	National City Corporation
20,000	6.875%, 5/15/2019	20,100
	Park Aerospace Holdings, Ltd.
18,000	4.500%, 3/15/2023[g]	17,910
220,000	5.500%, 2/15/2024[g]	228,250
	PNC Bank NA
75,000	2.450%, 11/5/2020	74,708
	Quicken Loans, Inc.
255,000	5.750%, 5/1/2025[g]	255,638
	Realty Income Corporation
57,000	5.750%, 1/15/2021	59,569
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	35,271
42,000	3.800%, 8/14/2023	43,193
	Reinsurance Group of America, Inc.
57,000	4.700%, 9/15/2023	60,972
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	73,629
	Royal Bank of Scotland Group plc
165,000	8.625%, 8/15/2021[b,i]	175,725
220,000	5.125%, 5/28/2024	225,781
81,000	4.269%, 3/22/2025[b]	81,800
87,000	7.648%, 9/30/2031[b,i]	109,403
	Santander Holdings USA, Inc.
55,000	4.450%, 12/3/2021	56,638
	Santander UK Group Holdings plc
85,000	2.875%, 8/5/2021	84,267
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	69,874
60,000	2.500%, 7/15/2021	59,846
	SITE Centers Corporation
21,000	4.625%, 7/15/2022	21,656
	Societe Generale SA
135,000	8.000%, 9/29/2025[b,g,i,l]	143,438
	Standard Chartered plc
11,000	2.100%, 8/19/2019[g]	10,964
	State Street Capital Trust IV
251,000	3.611%, (LIBOR 3M + 1.000%), 6/15/2047[b]	198,290
	State Street Corporation
35,000	3.583%, (LIBOR 3M + 0.900%), 8/18/2020[b]	35,352

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Financials (6.3%) - continued
	Sumitomo Mitsui Financial Group, Inc.
$74,000	2.934%, 3/9/2021	$74,187
37,000	2.784%, 7/12/2022	36,822
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	35,092
	Synchrony Financial
45,000	3.000%, 8/15/2019	45,011
15,000	3.968%, (LIBOR 3M + 1.230%), 2/3/2020[b]	15,073
33,000	4.250%, 8/15/2024	33,217
	Toronto-Dominion Bank
74,000	2.550%, 1/25/2021	73,910
36,000	3.250%, 3/11/2024	36,447
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[g]	73,982
	USB Realty Corporation
224,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,i]	192,640
	Ventas Realty, LP
42,000	3.100%, 1/15/2023	42,013
	Wachovia Capital Trust II
50,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	46,000
	Wells Fargo & Company
35,000	2.100%, 7/26/2021	34,453
38,000	2.625%, 7/22/2022	37,731
74,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	74,735
80,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	81,281
36,000	3.750%, 1/24/2024	37,060
	Welltower, Inc.
57,000	4.950%, 1/15/2021	58,737
	Westpac Banking Corporation
75,000	3.533%, (LIBOR 3M + 0.850%), 8/19/2021[b]	75,710

	Total	11,344,835

Mortgage-Backed Securities (10.8%)
	Federal Home Loan Mortgage Corporation
1,023,205	3.500%, 8/15/2035, Ser. 345, Class C8[j]	149,992
	Federal Home Loan Mortgage Corporation - REMIC
1,020,091	3.000%, 5/15/2027, Ser. 4046, Class GIj	75,548
688,216	3.000%, 4/15/2033, Ser. 4203, Class DIj	55,437
	Federal National Mortgage Association
2,467,112	3.000%, 11/25/2027, Ser. 2012-121, Class BIj	195,011
	Federal National Mortgage Association - REMIC
754,802	3.000%, 7/25/2027, Ser. 2012-73, Class DIj	62,097
1,129,985	3.000%, 7/25/2027, Ser. 2012-74, Class AIj	86,019
1,458,427	3.000%, 12/25/2027, Ser. 2012-139, Class DIj	114,029

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Mortgage-Backed Securities (10.8%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$1,950,000	3.500%, 4/1/2049[e]	$1,977,041
5,775,000	4.000%, 4/1/2049[e]	5,940,580
7,950,000	4.500%, 4/1/2049[e]	8,283,333
2,400,000	5.000%, 4/1/2049[e]	2,537,578

	Total	19,476,665

Technology (1.4%)
	Apple, Inc.
74,000	2.850%, 5/6/2021	74,475
74,000	3.047%, (LIBOR 3M + 0.350%), 5/11/2022[b]	74,465
80,000	2.400%, 1/13/2023	79,436
	Baidu, Inc.
40,000	3.000%, 6/30/2020	39,983
	Broadcom Corporation
82,000	2.650%, 1/15/2023	79,859
	CommScope Technologies Finance, LLC
195,000	6.000%, 6/15/2025[g]	189,579
	Dell International, LLC/ EMC Corporation
36,000	4.000%, 7/15/2024[g]	36,274
	Diamond 1 Finance Corporation
76,000	5.450%, 6/15/2023[g]	80,993
	Equinix, Inc.
155,000	5.750%, 1/1/2025	160,716
	Fidelity National Information Services, Inc.
20,000	3.625%, 10/15/2020	20,213
75,000	2.250%, 8/15/2021	73,690
	Harland Clarke Holdings Corporation
200,000	8.375%, 8/15/2022[g]	180,340
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	96,895
	Inception Merger Sub, Inc.
175,000	8.625%, 11/15/2024[g]	155,904
	Intel Corporation
60,000	1.700%, 5/19/2021	58,980
35,000	3.100%, 7/29/2022	35,631
	Marvell Technology Group, Ltd.
42,000	4.200%, 6/22/2023	42,842
	Microsoft Corporation
76,000	2.400%, 2/6/2022	75,936
	NetApp, Inc.
62,000	2.000%, 9/27/2019	61,740
	Oracle Corporation
30,000	2.500%, 5/15/2022	29,849
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[g]	200,500
	Seagate HDD Cayman
105,000	4.750%, 1/1/2025	102,537
	SS&C Technologies, Inc.
160,000	5.500%, 9/30/2027[g]	161,600
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,767
	VMware, Inc.
47,000	2.300%, 8/21/2020	46,570
	Western Digital Corporation
325,000	4.750%, 2/15/2026	309,969

	Total	2,498,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Transportation (0.4%)
	Air Canada Pass Through Trust
$11,092	3.875%, 3/15/2023[g]	$10,988
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	56,896
4,410	4.950%, 11/23/2020	4,421
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,347
	Penske Truck Leasing Company, LP
36,000	3.375%, 2/1/2022[g]	36,150
	Ryder System, Inc.
78,000	3.500%, 6/1/2021	78,962
	Union Pacific Corporation
63,000	3.750%, 7/15/2025	65,551
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	34,951
	United Continental Holdings, Inc.
205,000	4.250%, 10/1/2022	205,576
	XPO Logistics, Inc.
150,000	6.500%, 6/15/2022[g]	153,300
80,000	6.125%, 9/1/2023[g]	80,500

	Total	762,642

Utilities (1.1%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	37,800
	Ameren Corporation
35,000	2.700%, 11/15/2020	34,848
	Berkshire Hathaway Energy Company
83,000	2.400%, 2/1/2020	82,850
	Calpine Corporation
100,000	6.000%, 1/15/2022[g]	101,125
105,000	5.375%, 1/15/2023	105,131
	CenterPoint Energy, Inc.
40,000	2.500%, 9/1/2022	39,182
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,675
	Dominion Energy, Inc.
74,000	2.579%, 7/1/2020	73,599
	DTE Energy Company
54,000	3.300%, 6/15/2022	54,468
	Duke Energy Corporation
80,000	2.400%, 8/15/2022	79,085
	Edison International
37,000	2.125%, 4/15/2020	36,719
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019	39,921
	Eversource Energy
43,000	2.500%, 3/15/2021	42,755
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	20,222
55,000	2.950%, 1/15/2020	54,938
	FirstEnergy Corporation
59,000	2.850%, 7/15/2022	58,606
	Fortis, Inc.
55,000	2.100%, 10/4/2021	53,809
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	35,000
	NextEra Energy Partners, LP
200,000	4.250%, 9/15/2024[g]	198,500
	NiSource, Inc.
59,000	3.650%, 6/15/2023	60,047
100,000	5.650%, 6/15/2023[b,i]	97,500
	Pinnacle West Capital Corporation
40,000	2.250%, 11/30/2020	39,576

Principal Amount	Long-Term Fixed Income (48.2%)	Value
Utilities (1.1%) - continued
	PPL Capital Funding, Inc.
$85,000	3.500%, 12/1/2022	$85,426
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	74,663
	Sempra Energy
15,000	2.400%, 3/15/2020	14,921
	Southern California Edison Company
10,000	2.400%, 2/1/2022	9,707
	Southern Company
37,000	2.350%, 7/1/2021	36,573
	TerraForm Power Operating, LLC
225,000	5.000%, 1/31/2028[g]	217,125
	TransCanada Trust
165,000	5.875%, 8/15/2076[b]	167,401

	Total	1,989,172

	Total Long-Term Fixed Income (cost $86,336,097)	86,647,957

Shares	Registered Investment Companies (16.2%)	Value
Affiliated (14.7%)
2,778,963	Thrivent Core Emerging Markets Debt Fund	26,400,148

	Total	26,400,148

Unaffiliated (1.5%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	77,787
8,185	BlackRock Resources & Commodities Strategy Trust	66,872
20,000	Invesco Senior Loan ETF	452,800
13,800	Invesco Variable Rate Preferred ETF	339,204
2,393	iShares iBoxx $ High Yield Corporate Bond ETF[l]	206,923
21,822	MFS Intermediate Income Trust	82,923
16,600	Templeton Global Income Fund	104,580
14,925	Vanguard Short-Term Corporate Bond ETF	1,190,418
36,841	Western Asset High Income Opportunity Fund, Inc.	177,942

	Total	2,699,449

	Total Registered Investment Companies (cost $29,692,511)	29,099,597

Shares	Preferred Stock (1.0%)	Value
Consumer Staples (0.1%)
5,280	CHS, Inc., 7.100%[b,i]	140,078

	Total	140,078

Energy (0.2%)
17,735	Crestwood Equity Partners, LP, 9.250%[i]	165,109
7,000	NuStar Logistics, LP, 9.521%[b]	175,980

	Total	341,089

Financials (0.6%)
1,870	Agribank FCB, 6.875%[b,i]	192,610
1,445	CoBank ACB, 6.250%[b,i]	146,622
220	First Tennessee Bank NA, 3.750%[b,g,i]	160,782
5,000	GMAC Capital Trust I, 8.46875%[b]	130,200
1,950	Hartford Financial Services Group, Inc., 7.875%[b]	55,361
3,700	Morgan Stanley, 7.125%[b,i]	104,044

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Preferred Stock (1.0%)	Value
Financials (0.6%) - continued
213	Wells Fargo & Company, Convertible, 7.500%[i]	$275,271

	Total	1,064,890

Real Estate (0.1%)
4,500	Colony Capital, Inc., 8.750%[i]	113,265

	Total	113,265

Utilities (<0.1%)
2,875	NiSource, Inc., 6.500%[b,i]	75,756

	Total	75,756

	Total Preferred Stock (cost $1,720,762)	1,735,078

Shares	Common Stock (0.4%)	Value
Energy (0.2%)
5,383	Contura Energy, Inc.[m]	311,783
8,182	Pacific Drilling SAm	116,021

	Total	427,804

Financials (0.1%)
13,373	Ares Capital Corporation	229,213

	Total	229,213

Materials (0.1%)
3,878	Verso Corporation[m]	83,067

	Total	83,067

	Total Common Stock (cost $555,174)	740,084

Shares	Collateral Held for Securities Loaned (0.4%)	Value
685,894	Thrivent Cash Management Trust	685,894

	Total Collateral Held for Securities Loaned (cost $685,894)	685,894

Shares or Principal Amount	Short-Term Investments (13.3%)	Value
	Federal Home Loan Bank Discount Notes
400,000	2.380%, 4/3/2019[n,o]	399,946
	Thrivent Core Short-Term Reserve Fund
2,345,099	2.730%	23,450,987

	Total Short-Term Investments (cost $23,850,881)	23,850,933

	Total Investments (cost $201,701,733) 111.4%	$200,151,119

	Other Assets and Liabilities, Net (11.4%)	(20,415,806)

	Total Net Assets 100.0%	$179,735,313

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $31,296,131 or 17.4% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	All or a portion of the security is on loan.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Portfolio as of March 29, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$473,440
Common Stock	190,234
Total lending	$663,674
Gross amount payable upon return of collateral for securities loaned	$685,894
Net amounts due to counterparty	$22,220

Definitions:
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,906,056	–	1,190,832	1,715,224
Capital Goods	3,587,636	–	3,213,573	374,063
Communications Services	14,708,049	–	13,924,654	783,395
Consumer Cyclical	6,564,662	–	5,184,252	1,380,410
Consumer Non-Cyclical	11,618,726	–	11,332,351	286,375
Energy	4,571,793	–	4,265,309	306,484
Financials	8,311,381	–	8,311,381	–
Technology	2,972,250	–	2,972,250	–
Utilities	2,151,023	–	2,151,023	–
Long-Term Fixed Income
Asset-Backed Securities	10,285,321	–	10,285,321	–
Basic Materials	1,948,005	–	1,948,005	–
Capital Goods	3,033,910	–	3,033,910	–
Collateralized Mortgage Obligations	14,336,519	–	14,336,519	–
Commercial Mortgage-Backed Securities	405,626	–	405,626	–
Communications Services	4,953,517	–	4,953,517	–
Consumer Cyclical	4,384,287	–	4,384,287	–
Consumer Non-Cyclical	5,350,392	–	5,350,392	–
Energy	5,878,323	–	5,878,323	–
Financials	11,344,835	–	11,344,835	–
Mortgage-Backed Securities	19,476,665	–	19,476,665	–
Technology	2,498,743	–	2,498,743	–
Transportation	762,642	–	762,642	–
Utilities	1,989,172	–	1,989,172	–
Registered Investment Companies
Unaffiliated	2,699,449	2,699,449	–	–
Preferred Stock
Consumer Staples	140,078	140,078	–	–
Energy	341,089	341,089	–	–
Financials	1,064,890	711,498	353,392	–
Real Estate	113,265	113,265	–	–
Utilities	75,756	75,756	–	–
Common Stock
Energy	427,804	427,804	–	–
Financials	229,213	229,213	–	–
Materials	83,067	83,067	–	–
Short-Term Investments	399,946	–	399,946	–
Subtotal Investments in Securities	$149,614,090	$4,821,219	$139,946,920	$4,845,951
Other Investments *	Total
Affiliated Registered Investment Companies	26,400,148
Affiliated Short-Term Investments	23,450,987
Collateral Held for Securities Loaned	685,894
Subtotal Other Investments	$50,537,029

Total Investments at Value	$200,151,119

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	208,859	208,859	–	–
Total Asset Derivatives	$208,859	$208,859	$–	$–
Liability Derivatives
Futures Contracts	72,381	72,381	–	–
Total Liability Derivatives	$72,381	$72,381	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $299,960 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	43	June 2019	$5,275,029	$66,377
CBOT 2-Yr. U.S. Treasury Note	19	June 2019	4,034,293	14,488
CBOT 5-Yr. U.S. Treasury Note	12	June 2019	1,376,569	13,369
CBOT U.S. Long Bond	9	June 2019	1,306,154	40,752
CME Ultra Long Term U.S. Treasury Bond	10	June 2019	1,606,127	73,873
Total Futures Long Contracts			$13,598,172	$208,859
CBOT Ultra 10-Yr. U.S. Treasury Note	(4)	June 2019	($519,987)	($11,138)
CME E-mini S&P 500 Index	(20)	June 2019	(2,776,557)	(61,243)
Total Futures Short Contracts			($3,296,544)	($72,381)
Total Futures Contracts			$10,301,628	$136,478

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$25,061	$293	$–	2,779	$26,400	14.7%
Total Affiliated Registered Investment Companies	25,061				26,400	14.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	21,502	18,539	16,590	2,345	23,451	13.1
Total Affiliated Short-Term Investments	21,502				23,451	13.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	949	1,884	2,147	686	686	0.4
Total Collateral Held for Securities Loaned	949				686	0.4
Total Value	$47,512				$50,537

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$1,046	–	$293
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	–	–	–	150
Total Income from Affiliated Investments				$443
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total Value	$–	$1,046	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.3%)	Value
Communications Services (8.8%)
3,380	Alphabet, Inc., Class Aa	$3,977,888
28,600	Altice USA, Inc.	614,328
3,200	Charter Communications, Inc.[a]	1,110,112
2,800	Facebook, Inc.[a]	466,732
12,000	New York Times Company[b]	394,200
32,900	Verizon Communications, Inc.	1,945,377
11,200	Walt Disney Company	1,243,536

	Total	9,752,173

Consumer Discretionary (10.7%)
2,060	Amazon.com, Inc.[a]	3,668,345
8,000	Aptiv plc	635,920
530	Booking Holdings, Inc.[a]	924,802
5,600	Burlington Stores, Inc.[a]	877,408
6,000	Carter’s, Inc.	604,740
8,200	Home Depot, Inc.	1,573,498
7,500	McDonald’s Corporation	1,424,250
1,200	Netflix, Inc.[a]	427,872
6,200	Royal Caribbean Cruises, Ltd.	710,644
12,220	Service Corporation International	490,633
15,400	Tapestry, Inc.	500,346

	Total	11,838,458

Consumer Staples (6.8%)
36,300	Conagra Brands, Inc.	1,006,962
5,400	Constellation Brands, Inc.	946,782
14,700	Herbalife Nutrition, Ltd.[a]	778,953
23,700	Mondelez International, Inc.	1,183,104
29,400	Performance Food Group Company[a]	1,165,416
17,700	Philip Morris International, Inc.	1,564,503
8,100	Post Holdings, Inc.[a]	886,140

	Total	7,531,860

Energy (4.7%)
12,200	Concho Resources, Inc.	1,353,712
25,800	Delek US Holdings, Inc.	939,636
18,800	Diamondback Energy, Inc.	1,908,764
6,800	Pioneer Natural Resources Company	1,035,504

	Total	5,237,616

Financials (13.0%)
27,200	American International Group, Inc.	1,171,232
8,100	Assurant, Inc.	768,771
15,920	Capital One Financial Corporation	1,300,505
29,200	Citigroup, Inc.	1,816,824
9,600	CME Group, Inc.	1,579,968
16,900	Discover Financial Services	1,202,604
28,400	Essent Group, Ltd.[a]	1,233,980
69,200	F.N.B. Corporation	733,520
17,700	J.P. Morgan Chase & Company	1,791,771
9,000	Marsh & McLennan Companies, Inc.	845,100
88,260	Regions Financial Corporation	1,248,879
13,900	Wells Fargo & Company	671,648

	Total	14,364,802

Health Care (14.1%)
10,800	Agilent Technologies, Inc.	868,104
46,600	AstraZeneca plc ADR	1,884,038
9,200	Becton, Dickinson and Company	2,297,516
22,450	Danaher Corporation	2,963,849
3,300	Humana, Inc.	877,800
5,300	Neurocrine Biosciences, Inc.[a]	466,930
10,200	Sarepta Therapeutics, Inc.[a]	1,215,738
9,200	UnitedHealth Group, Inc.	2,274,792
9,400	Vertex Pharmaceuticals, Inc.[a]	1,729,130

Shares	Common Stock (98.3%)	Value
Health Care (14.1%) - continued
7,600	Zimmer Biomet Holdings, Inc.	$970,520

	Total	15,548,417

Industrials (9.9%)
7,720	Alaska Air Group, Inc.	433,247
8,400	Colfax Corporation[a]	249,312
4,120	FedEx Corporation	747,409
22,625	Fortive Corporation	1,898,011
12,700	Fortune Brands Home and Security, Inc.	604,647
11,710	IDEX Corporation	1,776,875
20,300	Ingersoll-Rand plc	2,191,385
6,200	Lockheed Martin Corporation	1,860,992
9,150	WABCO Holdings, Inc.[a]	1,206,245

	Total	10,968,123

Information Technology (20.6%)
5,070	Adobe, Inc.[a]	1,351,104
3,900	Apple, Inc.	740,805
38,300	Inphi Corporation[a]	1,675,242
103,600	Marvell Technology Group, Ltd.	2,060,604
48,300	Microsoft Corporation	5,696,502
3,700	MongoDB, Inc.[a,b]	543,974
11,540	Monolithic Power Systems, Inc.	1,563,555
13,400	Okta, Inc.[a]	1,108,582
34,700	Oracle Corporation	1,863,737
8,500	Paycom Software, Inc.[a]	1,607,605
5,700	Proofpoint, Inc.[a]	692,151
13,900	Salesforce.com, Inc.[a]	2,201,343
32,800	Symantec Corporation	754,072
4,700	Tyler Technologies, Inc.[a]	960,680

	Total	22,819,956

Materials (3.0%)
20,600	CF Industries Holdings, Inc.	842,128
33,700	Crown Holdings, Inc.[a]	1,839,009
6,800	Eagle Materials, Inc.	573,240

	Total	3,254,377

Real Estate (3.4%)
48,000	Brandywine Realty Trust	761,280
9,800	Mid-America Apartment Communities, Inc.	1,071,434
5,900	Public Storage, Inc.	1,284,902
38,786	RLJ Lodging Trust	681,470

	Total	3,799,086

Utilities (3.3%)
11,340	Atmos Energy Corporation	1,167,226
11,900	Entergy Corporation	1,137,997
12,100	Evergy, Inc.	702,405
11,200	Portland General Electric Company	580,608

	Total	3,588,236

	Total Common Stock (cost $86,792,877)	108,703,104

Shares	Collateral Held for Securities Loaned (0.8%)	Value
904,275	Thrivent Cash Management Trust	904,275

	Total Collateral Held for Securities Loaned (cost $904,275)	904,275

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Short-Term Investments (1.5%)	Value
	Thrivent Core Short-Term Reserve Fund
163,951	2.730%	$1,639,514

	Total Short-Term Investments (cost $1,639,514)	1,639,514

	Total Investments (cost $89,336,666) 100.6%	$111,246,893

	Other Assets and Liabilities, Net (0.6%)	(620,734)

	Total Net Assets 100.0%	$110,626,159

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of March 29, 2019:

Securities Lending Transactions

Common Stock	$889,060
Total lending	$889,060
Gross amount payable upon return of collateral for securities loaned	$904,275
Net amounts due to counterparty	$15,215

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	9,752,173	9,752,173	–	–
Consumer Discretionary	11,838,458	11,838,458	–	–
Consumer Staples	7,531,860	7,531,860	–	–
Energy	5,237,616	5,237,616	–	–
Financials	14,364,802	14,364,802	–	–
Health Care	15,548,417	15,548,417	–	–
Industrials	10,968,123	10,968,123	–	–
Information Technology	22,819,956	22,819,956	–	–
Materials	3,254,377	3,254,377	–	–
Real Estate	3,799,086	3,799,086	–	–
Utilities	3,588,236	3,588,236	–	–
Subtotal Investments in Securities	$108,703,104	$108,703,104	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	1,639,514
Collateral Held for Securities Loaned	904,275
Subtotal Other Investments	$2,543,789

Total Investments at Value	$111,246,893

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$1,495	$3,982	$3,837	164	$1,640	1.5%
Total Affiliated Short-Term Investments	1,495				1,640	1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	1,355	4,423	4,874	904	904	0.8
Total Collateral Held for Securities Loaned	1,355				904	0.8
Total Value	$2,850				$2,544

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$10
Total Income from Affiliated Investments				$10
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (93.1%)	Value
Brazil (10.2%)
277,400	Ambev SA	$1,192,394
272,074	Banco Bradesco SA ADR	2,968,331
88,100	BRF SAa	506,727
101,418	Lojas Renner SA	1,127,802
136,368	Multiplan Empreendimentos Imobiliarios SA	813,955
65,000	Petroleo Brasileiro SA	462,015
166,812	Vale SA ADR	2,178,565

	Total	9,249,789

Cayman Islands (12.1%)
14,540	Autohome, Inc. ADR[a,b]	1,528,445
424,000	China Resources Land, Ltd.	1,905,422
25,427	Huazhu Group, Ltd. ADR	1,071,494
35,700	Sunny Optical Technology Group Company, Ltd.	427,985
119,000	Tencent Holdings, Ltd.	5,472,548
58,500	Wuxi Biologics (Cayman), Inc.[a,c]	569,872

	Total	10,975,766

Chile (1.8%)
29,770	Banco Santander Chile SA ADR	885,658
100,640	S.A.C.I. Falabella	748,324

	Total	1,633,982

China (13.5%)
14,494	58.com, Inc. ADR[a]	951,966
143,300	China International Travel Service Corporation, Ltd.	1,494,257
248,517	Hangzhou Hikvision Digital Technology Company, Ltd.	1,294,234
20,595	Kweichow Moutai Company, Ltd.	2,612,084
150,700	Midea Group Company, Ltd.	1,092,353
291,000	Ping An Insurance Company of China, Ltd.	3,276,142
159,282	Shanghai International Airport Company, Ltd.	1,466,662

	Total	12,187,698

Hong Kong (7.2%)
247,400	AIA Group, Ltd.	2,473,943
146,000	China Mobile, Ltd.	1,489,833
224,000	Hang Lung Group, Ltd.	720,086
132,000	Hang Lung Properties, Ltd.	322,402
44,408	Hong Kong Exchanges & Clearing, Ltd.	1,551,550

	Total	6,557,814

India (13.6%)
73,505	Grasim Industries, Ltd.	910,484
25,850	Grasim Industries, Ltd. GDR	322,154
19,300	Hero Motocorp, Ltd.	711,222
41,683	Hindustan Unilever, Ltd.	1,026,669
116,690	Housing Development Finance Corporation	3,314,339
412,580	ITC, Ltd.	1,769,576
83,290	Kotak Mahindra Bank, Ltd.	1,604,801
57,903	Tata Consultancy Services, Ltd.	1,673,518
16,447	Ultra Tech Cement, Ltd.	949,702

	Total	12,282,465

Indonesia (5.1%)
3,306,600	Astra International Tbk PT	1,697,864
639,700	Bank Rakyat Indonesia Persero Tbk PT	185,743
609,900	Indocement Tunggal Prakarsa Tbk PT	940,190

Shares	Common Stock (93.1%)	Value
Indonesia (5.1%) - continued
916,200	PT Bank Central Asia Tbk	$1,787,858

	Total	4,611,655

Luxembourg (1.0%)
33,200	Tenaris SA ADR[b]	937,900

	Total	937,900

Malaysia (1.4%)
216,000	Public Bank Berhad	1,226,322

	Total	1,226,322

Mexico (4.8%)
18,300	Fomento Economico Mexicano SAB de CV ADR	1,688,724
63,400	Grupo Aeroportuario del Sureste, SAB de CV	1,024,578
294,913	Grupo Financiero Banorte SAB de CV ADR	1,602,173

	Total	4,315,475

Philippines (2.5%)
35,185	Ayala Corporation	630,106
1,031,900	Ayala Land, Inc.	882,971
492,826	Bank of the Philippine Islands	791,034

	Total	2,304,111

Poland (0.7%)
21,420	Bank Pekao SA	614,312

	Total	614,312

Russia (2.5%)
24,959	Lukoil ADR	2,237,955

	Total	2,237,955

South Africa (3.6%)
86,067	Massmart Holdings, Ltd.	474,215
142,200	MTN Group, Ltd.	875,294
6,360	Naspers, Ltd.	1,482,145
88,669	Truworths International, Ltd.	428,836

	Total	3,260,490

South Korea (2.6%)
1,478	Amorepacific Corporation	139,598
4,786	LG Chem, Ltd.	1,545,921
6,281	NAVER Corporation	687,407

	Total	2,372,926

Taiwan (5.2%)
584,499	Taiwan Semiconductor Manufacturing Company, Ltd.	4,681,287

	Total	4,681,287

Thailand (2.6%)
117,500	Siam Cement pcl	1,769,812
137,000	Siam Commercial Bank pcl	569,951

	Total	2,339,763

Turkey (0.9%)
59,736	BIM Birlesik Magazalar AS	816,408

	Total	816,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (93.1%)	Value
United States (1.8%)
35,474	Yum China Holding, Inc.	$1,593,137

	Total	1,593,137

	Total Common Stock (cost $68,089,185)	84,199,255

Shares	Preferred Stock (5.7%)
South Korea (5.7%)
159,780	Samsung Electronics Company, Ltd.	5,116,186

	Total	5,116,186

	Total Preferred Stock (cost $2,907,281)	5,116,186

Shares	Collateral Held for Securities Loaned (2.2%)
2,013,375	Thrivent Cash Management Trust	2,013,375

	Total Collateral Held for Securities Loaned (cost $2,013,375)	2,013,375

Shares	Short-Term Investments (1.3%)
	Thrivent Core Short-Term Reserve Fund
119,830	2.730%	1,198,302

	Total Short-Term Investments (cost $1,198,302)	1,198,302

	Total Investments (cost $74,208,143) 102.3%	$92,527,118

	Other Assets and Liabilities, Net (2.3%)	(2,056,758)

	Total Net Assets 100.0%	$90,470,360

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $569,872 or 0.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Emerging Markets Equity Portfolio as of March 29, 2019:

Securities Lending Transactions

Common Stock	$2,137,785
Total lending	$2,137,785
Gross amount payable upon return of collateral for securities loaned	$2,013,375
Net amounts due to counterparty	$(124,410)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	12,487,638	2,480,411	10,007,227	–
Consumer Discretionary	9,965,289	2,664,631	7,300,658	–
Consumer Staples	10,654,380	1,688,724	8,965,656	–
Energy	3,637,870	937,900	2,699,970	–
Financials	23,482,263	3,853,989	19,628,274	–
Health Care	569,872	–	569,872	–
Industrials	4,396,662	–	4,396,662	–
Information Technology	6,354,805	–	6,354,805	–
Materials	9,911,062	2,178,565	7,732,497	–
Real Estate	2,739,414	–	2,739,414	–
Preferred Stock
Information Technology	5,116,186	–	5,116,186	–
Subtotal Investments in Securities	$89,315,441	$13,804,220	$75,511,221	$–
Other Investments *	Total
Affiliated Short-Term Investments	1,198,302
Collateral Held for Securities Loaned	2,013,375
Subtotal Other Investments	$3,211,677

Total Investments at Value	$92,527,118

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$1,507	$3,059	$3,368	120	$1,198	1.3%
Total Affiliated Short-Term Investments	1,507				1,198	1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	–	8,243	6,230	2,013	2,013	2.2
Total Collateral Held for Securities Loaned	–				2,013	2.2
Total Value	$1,507				$3,211

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$8
Total Income from Affiliated Investments				$8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.0%)	Value
Communications Services (16.1%)
6,225	Alphabet, Inc., Class Aa	$7,326,140
6,105	Alphabet, Inc., Class Ca	7,163,058
19,995	Electronic Arts, Inc.[a]	2,032,092
74,315	Facebook, Inc.[a]	12,387,567
7,220	IAC/InterActive Corporation[a]	1,516,994
114,600	Tencent Holdings, Ltd.	5,270,202
26,772	Walt Disney Company	2,972,495

	Total	38,668,548

Consumer Discretionary (22.0%)
31,258	Alibaba Group Holding, Ltd. ADR[a]	5,703,022
11,755	Amazon.com, Inc.[a]	20,932,716
29,261	Aptiv plc	2,325,957
1,772	Booking Holdings, Inc.[a]	3,091,980
7,112	Dollar General Corporation	848,462
18,925	Dollar Tree, Inc.[a]	1,987,882
47,370	Dollarama, Inc.	1,263,696
14,699	Ferrari NV	1,966,726
27,754	Las Vegas Sands Corporation	1,691,884
8,300	McDonald’s Corporation	1,576,170
1,265	Mercadolibre, Inc.[a]	642,278
41,200	MGM Resorts International	1,057,192
11,042	Netflix, Inc.[a]	3,937,136
31,475	NIKE, Inc.	2,650,510
343	NVR, Inc.[a]	949,081
17,628	Wynn Resorts, Ltd.	2,103,373

	Total	52,728,065

Consumer Staples (1.2%)
33,261	Philip Morris International, Inc.	2,939,940

	Total	2,939,940

Financials (4.2%)
60,083	Charles Schwab Corporation	2,569,149
11,897	Chubb, Ltd.	1,666,532
19,300	Intercontinental Exchange, Inc.	1,469,502
29,220	Morgan Stanley	1,233,084
1,800	S&P Global, Inc.	378,990
55,215	TD Ameritrade Holding Corporation	2,760,198

	Total	10,077,455

Health Care (14.9%)
9,517	Alexion Pharmaceuticals, Inc.[a]	1,286,508
11,593	Anthem, Inc.	3,326,959
17,854	Becton, Dickinson and Company	4,458,679
30,731	Centene Corporation[a]	1,631,816
15,836	Cigna Holding Company	2,546,746
3,126	Elanco Animal Health, Inc.[a]	100,251
4,407	Eli Lilly and Company	571,852
8,763	HCA Healthcare, Inc.	1,142,520
2,700	Humana, Inc.	718,200
6,876	Intuitive Surgical, Inc.[a]	3,923,308
24,667	Stryker Corporation	4,872,226
23,648	UnitedHealth Group, Inc.	5,847,204
20,327	Vertex Pharmaceuticals, Inc.[a]	3,739,152
5,786	Wellcare Health Plans, Inc.[a]	1,560,774

	Total	35,726,195

Industrials (9.4%)
24,350	Boeing Company	9,287,577
9,457	Equifax, Inc.	1,120,654
28,772	Fortive Corporation	2,413,683
7,046	Honeywell International, Inc.	1,119,750
7,300	Northrop Grumman Corporation	1,968,080
8,714	Roper Industries, Inc.	2,979,927
32,317	TransUnion	2,160,068

Shares	Common Stock (98.0%)	Value
Industrials (9.4%) - continued
19,048	Wabtec Corporation	$1,404,219

	Total	22,453,958

Information Technology (27.5%)
9,317	Apple, Inc.	1,769,764
10,616	ASML Holding NV GDR	1,996,339
15,988	Fidelity National Information Services, Inc.	1,808,243
24,455	Fiserv, Inc.[a]	2,158,887
14,125	Intuit, Inc.	3,692,416
30,847	MasterCard, Inc.	7,262,926
106,633	Microsoft Corporation	12,576,296
13,500	NVIDIA Corporation	2,424,060
25,376	PayPal Holdings, Inc.[a]	2,635,044
14,056	Red Hat, Inc.[a]	2,568,031
19,531	Salesforce.com, Inc.[a]	3,093,125
6,050	ServiceNow, Inc.[a]	1,491,265
14,500	Splunk, Inc.[a]	1,806,700
137,759	Symantec Corporation	3,167,079
54,658	Visa, Inc.	8,537,033
13,929	VMware, Inc.	2,514,324
12,592	Workday, Inc.[a]	2,428,367
35,450	Worldpay, Inc.[a]	4,023,575

	Total	65,953,474

Materials (0.6%)
27,227	DowDuPont, Inc.	1,451,471

	Total	1,451,471

Real Estate (0.5%)
8,765	Crown Castle International Corporation	1,121,920

	Total	1,121,920

Utilities (1.6%)
8,412	NextEra Energy, Inc.	1,626,208
16,453	Sempra Energy	2,070,775

	Total	3,696,983

	Total Common Stock (cost $147,293,077)	234,818,009

Shares	Preferred Stock (0.1%)	Value
Consumer Discretionary (0.1%)
2,943	Airbnb, Inc., Series D, Convertible*,a,b	341,506

	Total	341,506

	Total Preferred Stock (cost $119,818)	341,506

Shares	Short-Term Investments (1.9%)	Value
	Thrivent Core Short-Term Reserve Fund
445,063	2.730%	4,450,631

	Total Short-Term Investments (cost $4,450,631)	4,450,631

	Total Investments (cost $151,863,526) 100.0%	$239,610,146

	Other Assets and Liabilities, Net <0.1%	58,444

	Total Net Assets 100.0%	$239,668,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

a	Non-income producing security.
b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.

The value of all restricted securities held in Partner Growth Stock Portfolio as of March 29, 2019 was $341,506 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2019.

Security	Acquisition Date	Cost
Airbnb, Inc., Series D, Convertible	4/16/2014	$119,818

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	38,668,548	33,398,346	5,270,202	–
Consumer Discretionary	52,728,065	51,464,369	1,263,696	–
Consumer Staples	2,939,940	2,939,940	–	–
Financials	10,077,455	10,077,455	–	–
Health Care	35,726,195	35,726,195	–	–
Industrials	22,453,958	22,453,958	–	–
Information Technology	65,953,474	65,953,474	–	–
Materials	1,451,471	1,451,471	–	–
Real Estate	1,121,920	1,121,920	–	–
Utilities	3,696,983	3,696,983	–	–
Preferred Stock
Consumer Discretionary	341,506	–	–	341,506
Subtotal Investments in Securities	$235,159,515	$228,284,111	$6,533,898	$341,506
Other Investments *	Total
Affiliated Short-Term Investments	4,450,631
Subtotal Other Investments	$4,450,631

Total Investments at Value	$239,610,146

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the

Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$821	$9,623	$5,993	445	$4,451	1.9%
Total Affiliated Short-Term Investments	821				4,451	1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	3,645	10,169	13,814	–	–	–
Total Collateral Held for Securities Loaned	3,645				–	–
Total Value	$4,466				$4,451

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$28
Total Income from Affiliated Investments				$28
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (97.9%)	Value
Biotechnology (15.4%)
21,900	ACADIA Pharmaceuticals, Inc.[a]	$588,015
24,580	Acceleron Pharma, Inc.[a]	1,144,691
9,580	Agios Pharmaceuticals, Inc.[a,b]	646,075
10,400	Alexion Pharmaceuticals, Inc.[a]	1,405,872
8,887	Allakos, Inc.[a,b]	359,923
4,003	Allogene Therapeutics, Inc.[a,b]	115,727
4,800	Alnylam Pharmaceuticals, Inc.[a]	448,560
8,828	Amgen, Inc.	1,677,143
13,125	Amicus Therapeutics, Inc.[a]	178,500
1,200	AnaptysBio, Inc.[a]	87,660
15,792	Arena Pharmaceuticals, Inc.[a]	707,955
6,990	Biogen, Inc.[a]	1,652,296
11,330	Biohaven Pharmaceutical Holding Company, Ltd.[a]	583,155
18,789	BioMarin Pharmaceutical, Inc.[a]	1,669,027
2,000	Blueprint Medicines Corporation[a]	160,100
8,797	Cellectis SA ADR[a]	161,337
25,300	Checkpoint Therapeutics, Inc.[a]	72,358
6,600	Cytokinetics, Inc.[a]	53,394
4,639	Eidos Therapeutics, Inc.[a,b]	108,785
8,600	EXACT Sciences Corporation[a]	744,932
3,300	Galapagos NV ADR[a]	388,674
5,900	Genfit[a]	141,600
3,100	Genmab ASa	537,905
49,410	Gilead Sciences, Inc.	3,212,144
2,830	Guardant Health, Inc.[a,b]	217,061
14,790	Halozyme Therapeutics, Inc.[a]	238,119
20,500	ImmunoGen, Inc.[a]	55,555
26,139	Incyte Corporation[a]	2,248,215
8,244	InflaRx NVa,b	311,541
29,300	Insmed, Inc.[a]	851,751
5,350	Mirati Therapeutics, Inc.[a]	392,155
12,800	Neurocrine Biosciences, Inc.[a]	1,127,680
2,364	Principia Biopharma, Inc.[a]	80,376
22,817	Ra Pharmaceuticals, Inc.[a]	511,101
5,350	Regeneron Pharmaceuticals, Inc.[a]	2,196,817
8,140	Sarepta Therapeutics, Inc.[a]	970,207
32,400	Seattle Genetics, Inc.[a]	2,372,976
5,400	Spark Therapeutics, Inc.[a]	614,952
9,130	Syndax Pharmaceuticals, Inc.[a]	47,932
2,780	Theravance Biopharma, Inc.[a]	63,023
10,200	Ultragenyx Pharmaceutical, Inc.[a]	707,472
3,887	Urovant Sciences, Ltd.[a]	39,064
19,920	Vertex Pharmaceuticals, Inc.[a]	3,664,284
65,300	WuXi AppTec Company, Ltd.[a,c]	794,835

	Total	34,350,944

Health Care Equipment (32.3%)
172,190	Abbott Laboratories	13,764,868
58,910	Baxter International, Inc.	4,789,972
14,490	Becton, Dickinson and Company	3,618,588
246,620	Boston Scientific Corporation[a]	9,465,276
593,800	ConvaTec Group plc[c]	1,095,668
26,741	Edwards Lifesciences Corporation[a]	5,116,355
11,120	Intuitive Surgical, Inc.[a]	6,344,850
22,600	Masimo Corporation[a]	3,125,128
73,820	Medtronic plc	6,723,526
7,600	Nevro Corporation[a]	475,076
22,050	ResMed, Inc.	2,292,538
3,665	SI-BONE, Inc.[a]	69,049
36,720	Stryker Corporation	7,252,934
9,580	Teleflex, Inc.	2,894,693
12,200	Varian Medical Systems, Inc.[a]	1,728,984
35,900	Wright Medical Group NVa,b	1,129,055

Shares	Common Stock (97.9%)	Value
Health Care Equipment (32.3%) - continued
17,700	Zimmer Biomet Holdings, Inc.	$2,260,290

	Total	72,146,850

Health Care Facilities (0.8%)
14,040	HCA Healthcare, Inc.	1,830,535

	Total	1,830,535

Health Care Services (3.6%)
14,630	Amedisys, Inc.[a]	1,803,294
19,819	Cigna Holding Company	3,187,291
6,485	LHC Group, Inc.[a]	718,927
12,340	Quest Diagnostics, Inc.	1,109,613
19,900	Teladoc Health, Inc.[a,b]	1,106,440

	Total	7,925,565

Health Care Supplies (0.4%)
3,400	Align Technology, Inc.[a]	966,722

	Total	966,722

Life Sciences Tools & Services (6.5%)
32,220	Agilent Technologies, Inc.	2,589,844
5,600	Charles River Laboratories International, Inc.[a]	813,400
1,800	Illumina, Inc.[a]	559,242
13,400	IQVIA Holding, Inc.[a]	1,927,590
28,800	Qiagen NVa	1,171,584
26,950	Thermo Fisher Scientific, Inc.	7,376,754

	Total	14,438,414

Managed Health Care (13.5%)
21,600	Anthem, Inc.	6,198,768
51,700	Centene Corporation[a]	2,745,270
16,720	Humana, Inc.	4,447,520
68,129	UnitedHealth Group, Inc.	16,845,577

	Total	30,237,135

Pharmaceuticals (25.4%)
16,860	Allergan plc	2,468,473
13,371	Apellis Pharmaceuticals, Inc.[a]	260,734
2,966	Assembly Biosciences, Inc.[a]	58,401
42,600	AstraZeneca plc	3,400,410
22,550	AstraZeneca plc ADR	911,696
53,090	Bristol-Myers Squibb Company	2,532,924
9,300	Chugai Pharmaceutical Company, Ltd.	640,575
19,700	Corbus Pharmaceuticals Holdings, Inc.[a,b]	136,915
17,600	Daiichi Sankyo Company, Ltd.	812,727
56,663	Elanco Animal Health, Inc.[a]	1,817,182
51,530	Eli Lilly and Company	6,686,533
105,100	GlaxoSmithKline plc	2,183,548
183,500	Hua Medicine[a,c]	180,462
117,861	Merck & Company, Inc.	9,802,499
10,090	Merck KGaA	1,151,991
4,076	MyoKardia, Inc.[a]	211,911
4,300	Nektar Therapeutics[a]	144,480
13,020	Novartis AG ADR	1,251,743
46,120	Novo Nordisk AS ADR	2,412,537
236,415	Pfizer, Inc.	10,040,545
5,750	Reata Pharmaceuticals, Inc.[a]	491,452
4,000	Roche Holding AG	1,102,220
18,880	Sanofi	1,669,456
24,450	Sanofi ADR	1,082,646
346	Sutro Biopharma, Inc.[a]	3,941
34,700	Teva Pharmaceutical Industries, Ltd. ADR[a]	544,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (97.9%)	Value
Pharmaceuticals (25.4%) - continued
5,388	Tricida, Inc.[a]	$208,085
62,500	Wuxi Biologics (Cayman), Inc.[a,c]	608,838
39,670	Zoetis, Inc.	3,993,579

	Total	56,810,599

	Total Common Stock (cost $184,936,298)	218,706,764

Shares	Collateral Held for Securities Loaned (1.5%)	Value
3,402,725	Thrivent Cash Management Trust	3,402,725

	Total Collateral Held for Securities Loaned (cost $3,402,725)	3,402,725

Shares	Short-Term Investments (3.6%)	Value
	Thrivent Core Short-Term Reserve Fund
795,953	2.730%	7,959,531

	Total Short-Term Investments (cost $7,959,531)	7,959,531

	Total Investments (cost $196,298,554) 103.0%	$230,069,020

	Other Assets and Liabilities, Net (3.0%)	(6,651,261)

	Total Net Assets 100.0%	$223,417,759

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $2,679,803 or 1.2% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Healthcare Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$3,386,176
Total lending	$3,386,176
Gross amount payable upon return of collateral for securities loaned	$3,402,725
Net amounts due to counterparty	$16,549

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	34,350,944	33,018,204	1,332,740		–
Health Care Equipment	72,146,850	71,051,182	1,095,668		–
Health Care Facilities	1,830,535	1,830,535	–		–
Health Care Services	7,925,565	7,925,565	–		–
Health Care Supplies	966,722	966,722	–		–
Life Sciences Tools & Services	14,438,414	14,438,414	–		–
Managed Health Care	30,237,135	30,237,135	–		–
Pharmaceuticals	56,810,599	45,060,372	11,750,227		–
Subtotal Investments in Securities	$218,706,764	$204,528,129	$14,178,635		$–
Other Investments *	Total
Affiliated Short-Term Investments	7,959,531
Collateral Held for Securities Loaned	3,402,725
Subtotal Other Investments	$11,362,256

Total Investments at Value	$230,069,020

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$15,346	$ 11,686	$19,072	796	$7,960	3.6%
Total Affiliated Short-Term Investments	15,346				7,960	3.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	4,000	14,467	15,064	3,403	3,403	1.5
Total Collateral Held for Securities Loaned	4,000				3,403	1.5
Total Value	$19,346				$11,363

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$83
Total Income from Affiliated Investments				$83
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	27
Total Affiliated Income from Securities Loaned, Net				$27
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
Australia (4.8%)
81,929	Accent Group, Ltd.	$83,867
150,233	AGL Energy, Ltd.	2,322,272
254,968	ALS, LTD.	1,377,848
126,084	Altium, Ltd.	2,905,328
19,891	Appen, Ltd.	316,107
193,217	Aristocrat Leisure, Ltd.	3,369,843
362,090	Australia and New Zealand Banking Group, Ltd.	6,696,617
935,666	Beach Energy, Ltd.	1,365,363
327,667	BHP Group, Ltd.	8,956,245
366,353	Brambles, Ltd.	3,062,680
57,779	Breville Group, Ltd.	668,648
2,248	Brickworks, Ltd.	27,689
326,268	Charter Hall Group	2,380,418
61,747	CIMIC Group, Ltd.	2,120,966
75,161	Computershare, Ltd.	913,677
59,716	CSL, Ltd.	8,285,747
515,637	Downer EDI, Ltd.	2,818,989
240,289	Evolution Mining, Ltd.	624,482
159,559	FlexiGroup, Ltd.	157,226
320,895	G8 Education, Ltd.	691,403
165,169	Genworth Mortgage Insurance Australia, Ltd.	280,780
4,917	IDP Education, Ltd.	50,971
172,458	Iluka Resources, Ltd.	1,104,571
174,594	Inghams Group, Ltd.	542,065
11,327	IPH, Ltd.	56,695
67,684	IRESS, Ltd.	628,857
53,397	Macquarie Group, Ltd.	4,917,657
41,205	Magellan Financial Group, Ltd.	1,068,666
1,274,249	Medibank Private, Ltd.	2,501,187
47,076	Metcash, Ltd.	88,698
1,517,133	Mirvac Group	2,963,583
44,675	New Hope Corporation, Ltd.	95,745
40,855	Northern Star Resources, Ltd.	259,557
42,474	NRW Holdings, Ltd.	71,938
25,762	OZ Minerals, Ltd.	194,322
494,675	Qantas Airways, Ltd.	1,990,544
489,536	Regis Resources, Ltd.	1,842,060
120,174	Rio Tinto, Ltd.	8,369,134
184,616	Sandfire Resources NL	907,390
454,512	Saracen Mineral Holdings, Ltd.[a]	936,108
26,943	Smartgroup Corporation, Ltd.	151,814
1,241,147	South32, Ltd.	3,296,230
232,589	St Barbara, Ltd.	556,559
394,037	Super Retail Group, Ltd.	2,249,705
65,110	Technology One, Ltd.	370,485
239,722	Telstra Corporation, Ltd.	565,280
803,711	Vita Group, Ltd.	854,183
140,903	Whitehaven Coal, Ltd.	406,506

	Total	86,466,705

Austria (0.2%)
2,438	CA Immobilien Anlagen AG	88,062
64,283	Erste Group Bank AG	2,362,646
11,452	EVN AG	166,746
6,324	S IMMO AG	129,368
38,024	UNIQA Insurance Group AG	378,764
4,718	Wienerberger AG	100,210

	Total	3,225,796

Belgium (0.3%)
2,182	Akka Technologies	148,457
4,487	Barco NV	687,953
7,134	Cofinimmo SA	947,508
1,563	Compagnie d’ Entreprises CFE	145,412

Shares	Common Stock (86.5%)	Value
Belgium (0.3%) - continued
1,235	Elia System Operator SA	$86,600
540	Gimv NV	30,294
5,401	KBC Ancora	250,968
10,183	SA D’Ieteren NV	403,379
29,980	UCB SA	2,575,364

	Total	5,275,935

Bermuda (0.1%)
830	Hiscox, Ltd.	16,868
602,000	Yue Yuen Industrial Holdings, Ltd.	2,072,540

	Total	2,089,408

Brazil (1.6%)
848,900	Ambev SA	3,648,968
870,313	Banco Bradesco SA ADR	9,495,115
297,826	BRF SAa	1,713,012
294,521	Lojas Renner SA	3,275,172
432,446	Multiplan Empreendimentos Imobiliarios SA	2,581,190
192,800	Petroleo Brasileiro SA	1,370,407
469,171	Vale SA ADR	6,127,373

	Total	28,211,237

Canada (2.2%)
117,881	Alaris Royalty Corporation	1,859,492
87,500	Alimentation Couche-Tard, Inc.	5,154,338
73,700	Brookfield Asset Management, Inc.	3,433,653
154,394	CAE, Inc.	3,420,965
76,046	Canadian National Railway Company	6,807,635
16,900	Canadian Pacific Railway, Ltd.	3,482,056
65,391	CGI, INC.[a]	4,495,432
42,142	CI Financial Corporation	575,201
17,123	Genworth MI Canada, Inc.[b]	518,809
36,664	Granite REIT	1,751,784
174,604	Manulife Financial Corporation	2,952,857
3,632	Quebecor, Inc.	89,036
10,145	SmartCentres Real Estate Investment Trust	265,781
126,595	Stars Group, Inc.[a]	2,212,938
81,300	Suncor Energy, Inc.	2,634,866

	Total	39,654,843

Cayman Islands (2.2%)
44,828	Autohome, Inc. ADR[a,b]	4,712,319
1,326,000	China Resources Land, Ltd.	5,958,938
77,507	Huazhu Group, Ltd. ADR	3,266,145
100,300	Sunny Optical Technology Group Company, Ltd.	1,202,436
352,700	Tencent Holdings, Ltd.	16,219,896
798,000	Value Partners Group, Ltd.	621,807
2,015,680	WH Group, Ltd.[c]	2,156,025
414,000	Wharf Real Estate Investment Company, Ltd.	3,085,421
169,500	Wuxi Biologics (Cayman), Inc.[a,c]	1,651,167

	Total	38,874,154

Chile (0.3%)
85,415	Banco Santander Chile SA ADR	2,541,096
288,738	S.A.C.I. Falabella	2,146,956

	Total	4,688,052

China (2.0%)
43,926	58.com, Inc. ADR[a]	2,885,060
428,828	China International Travel Service Corporation, Ltd.	4,471,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
China (2.0%) - continued
669,202	Hangzhou Hikvision Digital Technology Company, Ltd.	$3,485,090
59,390	Kweichow Moutai Company, Ltd.	7,532,491
440,000	Midea Group Company, Ltd.	3,189,353
842,500	Ping An Insurance Company of China, Ltd.	9,485,049
451,656	Shanghai International Airport Company, Ltd.	4,158,829

	Total	35,207,464

Denmark (2.5%)
27,378	Carlsberg AS	3,423,570
27,448	Coloplast AS	3,012,985
70,062	GN Store Nord AS	3,253,852
369,215	Novo Nordisk AS	19,297,159
7,596	Per Aarsleff Holding AS	251,663
7,284	Rockwool International AS	1,708,191
38,367	Royal Unibrew AS	2,833,430
24,160	Scandinavian Tobacco Group ASc	301,301
15,745	SimCorp AS	1,521,213
2,449	Spar Nord Bank AS	21,470
3,463	Sydbank AS	71,846
69,890	Topdanmark AS	3,491,759
55,541	Vestas Wind Systems AS	4,681,341

	Total	43,869,780

Faroe Islands (0.1%)
20,553	Bakkafrost PF	1,017,367

	Total	1,017,367

Finland (1.3%)
11,135	Cramo Oyj	218,963
6,347	DNA Oyj	131,571
37,826	Finnair Oyj	340,702
6,308	Kesko Oyj	384,031
46,667	Neste Oil Oyj	4,974,759
27,164	Raisio Oyj	76,026
79,266	Ramirent Oyj	488,189
16,294	Tieto Oyj	497,961
372,222	UPM-Kymmene Oyj	10,871,502
212,715	Valmet Oyj	5,389,417

	Total	23,373,121

France (4.7%)
10,002	Air France-KLM[a]	112,490
238,011	AXA SA	5,986,218
13,747	Beneteau SA	161,218
27,664	Capgemini SA	3,356,817
20,364	Cie Generale des Etablissements Michelin	2,405,898
228,584	CNP Assurances	5,032,988
37,983	Coface SA	335,844
34,215	Dassault Systemes SE	5,099,725
28,030	Derichebourg	113,997
20,892	Eiffage SA	2,008,312
5,844	Gaztransport Et Technigaz SA	531,962
4,518	Hermes International	2,983,125
4,583	Ipsos SA	114,773
8,370	Jacquet Metal Service	139,622
11,460	Kaufman & Broad SA	468,245
13,721	Kering SA	7,870,483
174,133	Klepierre SA	6,092,771
77,313	Lagardere SCA	1,989,386
27,508	LVMH Moet Hennessy Louis Vuitton SE	10,132,172
35,106	Metropole Television SA	647,642

Shares	Common Stock (86.5%)	Value
France (4.7%) - continued
23,710	Neopost SA	$567,840
66,709	Peugeot SA	1,627,817
4,170	Rubis SCA	227,636
41,034	Safran SA	5,624,178
4,158	Sartorius Stedim Biotech	526,860
77,280	Schneider Electric SE	6,065,627
20,763	Sodexo SA	2,286,419
1,557	Sopra Group SA	180,886
11,813	Teleperformance SA	2,123,596
24,659	Thales SA	2,954,412
46,208	UbiSoft Entertainment SAa	4,120,514
22,319	Vinci SA	2,171,689

	Total	84,061,162

Germany (4.2%)
104,932	Aareal Bank AG	3,240,433
20,920	Adidas AG	5,088,215
32,741	ADVA Optical Networking SEa	328,497
61,760	Allianz SE	13,763,134
6,920	Amadeus Fire AG	799,139
82,985	Borussia Dortmund GmbH & Company KGaA	762,398
26,494	CANCOM SE	1,194,518
32,227	Carl Zeiss Meditec AG	2,693,256
2,721	CompuGroup Medical SE	160,477
14,025	CTS Eventim AG & Company KGAA	664,998
42,421	Deutsche EuroShop AG	1,287,076
453,929	Deutsche Pfandbriefbank AGc	5,569,139
109,613	Deutsche Telekom AG	1,821,030
111,545	Deutz AG	935,847
8,326	Dialog Semiconductor plc[a]	253,922
4,343	DIC Asset AG	48,913
4,343	DIC Asset AG-SCRIP[a,d]	0
5,437	ELMOS Semiconductor AG	119,157
198,493	Evotec AGa	5,288,464
39,903	Gerresheimer AG	3,003,617
13,589	Hannover Rueckversicherung SE	1,952,624
121,795	Infineon Technologies AG	2,417,937
8,262	Isra Vision AG	309,144
32,922	Jenoptik AG	1,229,196
2,446	Jungheinrich AG	79,625
16,917	LEG Immobilien AG	2,078,874
27,227	Merck KGaA	3,108,548
13,655	Nemetschek SE	2,333,360
47,050	ProSiebenSat.1 Media AG	669,849
5,638	PUMA SE	3,269,744
443	Rational AG	273,745
12,586	Rheinmetall AG	1,313,919
11,064	Siltronic AG	976,009
17,918	Sixt SE	1,874,102
34,061	Software AG	1,152,927
108,692	TAG Immobilien AG	2,684,471
5,312	Takkt AG	87,356
50,109	Vonovia SE	2,600,447
733	XING AG	253,663
1,535	zooplus AGa	174,944

	Total	75,862,714

Hong Kong (1.2%)
717,200	AIA Group, Ltd.	7,171,835
295,000	Champion REIT	255,576
356,300	China Mobile, Ltd.	3,635,804
1,824,000	Haitong International Securities Group, Ltd.	719,787
791,000	Hang Lung Group, Ltd.	2,542,806
180,000	Hang Lung Properties, Ltd.	439,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
Hong Kong (1.2%) - continued
125,334	Hong Kong Exchanges & Clearing, Ltd.	$4,378,985
208,500	Kerry Properties, Ltd.	932,166
18,000	Luk Fook Holdings International, Ltd.	60,655
229,000	Melco International Development, Ltd.	537,230
118,000	Shun Tak Holdings, Ltd.	46,932
215,000	Sun Hung Kai & Company, Ltd.	108,001
31,000	Sunlight Real Estate Investment Trust	23,339

	Total	20,852,755

India (2.0%)
58,740	Grasim Industries, Ltd.	727,594
60,600	Hero Motocorp, Ltd.	2,233,163
120,758	Hindustan Unilever, Ltd.	2,974,319
337,683	Housing Development Finance Corporation	9,591,189
1,219,815	ITC, Ltd.	5,231,847
247,451	Kotak Mahindra Bank, Ltd.	4,767,796
175,888	Tata Consultancy Services, Ltd.	5,083,530
97,163	Ultra Tech Cement, Ltd.	5,610,501

	Total	36,219,939

Indonesia (0.7%)
9,668,900	Astra International Tbk PT	4,964,760
1,758,400	Bank Rakyat Indonesia Persero Tbk PT	510,570
1,824,000	Indocement Tunggal Prakarsa Tbk PT	2,811,784
2,678,000	PT Bank Central Asia Tbk	5,225,805

	Total	13,512,919

Ireland (0.3%)
42,464	C&C Group plc	152,588
112,817	Glanbia plc	2,207,085
19,414	ICON plc[a]	2,651,564

	Total	5,011,237

Israel (0.2%)
367,017	Bank Leumi Le-Israel BM	2,404,526
13,195	First International Bank of Israel, Ltd.	311,535
26,618	Israel Discount Bank, Ltd.	92,243
842	Paz Oil Company, Ltd.	125,942
73,862	Plus500, Ltd.	723,439

	Total	3,657,685

Italy (2.4%)
1,452,927	A2A SPA	2,654,653
13,018	Acea SPA	220,432
110,712	Amplifon SPA	2,160,584
117,708	Assicurazioni Generali SPA	2,182,379
21,142	ASTM SPA	575,772
1,290	Banca Generali SPA	32,096
1,551,818	Banca Monte dei Paschi di Siena SPA[a,b]	2,172,920
32,676	Banca Popolare Di Sondrio SCRL	89,494
3,945	Biesse SPA	85,912
1,117	Datalogic SPA	26,100
10,595	De’Longhi SPA	286,297
13,506	DiaSorin SPA	1,362,242
135,550	Enav SPA[c]	739,284
460,237	Enel SPA	2,949,125
505,840	Eni SPA	8,937,492
18,943	ERG SPA	358,768
633,086	Hera SPA	2,291,133
2,051	Interpump Group SPA	66,992
461,125	Iren SPA	1,177,210

Shares	Common Stock (86.5%)	Value
Italy (2.4%) - continued
286,678	Italgas SPA	$1,771,416
3,508	Italmobiliare SPA	79,686
13,206	La Doria SPA	119,252
8,223	Maire Tecnimont SPA	31,365
261,705	Mediobanca SPA	2,724,907
68,346	Moncler SPA	2,758,434
902,781	Piaggio & C. SPA	2,204,484
5,485	Reply SPA	353,437
2,443	Saras SPA	4,527
193,758	Societa Iniziative Autostradali e Servizi SPA	3,359,145
51,347	Technogym SPA[c]	632,552

	Total	42,408,090

Japan (18.2%)
22,400	Adeka Corporation	329,267
1,600	AGC, Inc.	56,201
3,900	Aica Kogyo Company, Ltd.	130,375
75,800	Aichi Corporation	480,087
30,200	Aida Engineering, Ltd.	218,515
14,800	Aisan Industry Company, Ltd.	91,158
3,300	Alpen Company, Ltd.	51,030
57,500	AOKI Holdings, Inc.	602,667
60,400	Aoyama Trading Company, Ltd.	1,374,049
19,900	Arcland Sakamoto Company, Ltd.	269,810
8,100	Arcland Service Holdings Company, Ltd.	148,657
10,400	Arcs Company, Ltd.	229,082
98,500	Benesse Holdings, Inc.	2,563,289
20,100	Bic Camera, Inc.	211,414
13,200	Broadleaf Company, Ltd.	69,588
18,500	Bunka Shutter Company, Ltd.	134,303
36,600	Canon Electronics, Inc.	580,701
11,500	Canon Marketing Japan, Inc.	226,716
227,500	Canon, Inc.	6,605,476
173,000	Capcom Company, Ltd.	3,882,797
16,400	Central Glass Company, Ltd.	361,130
88,000	Chiyoda Company, Ltd.	1,416,556
4,900	Chiyoda Integre Company, Ltd.	90,957
110,200	Chubu Electric Power Company, Inc.	1,722,772
691,800	Citizen Watch Company, Ltd.	3,865,751
58,400	Coca-Cola Bottlers Japan, Inc.	1,485,495
8,100	Cocokara Fine, Inc.	322,233
12,200	Computer Engineering & Consulting, Ltd.	228,636
12,000	Cosel Company, Ltd.	126,580
38,300	Cosmo Energy Holdings Company, Ltd.	769,207
22,700	Daido Steel Company, Ltd.	898,541
2,500	Daiichi Jitsugyo Company, Ltd.	72,288
20,100	Daiichikosho Company, Ltd.	1,029,219
55,800	Daito Trust Construction Company, Ltd.	7,785,102
271	Daiwa Office Investment Corporation	1,927,814
169,900	Denso Corporation	6,637,865
3,300	Digital Arts, Inc.	270,487
12,100	DIP Corporation	209,863
96,300	DMG Mori Company, Ltd.	1,197,233
11,700	Doutor Nichires Holdings Company, Ltd.	222,435
100,200	DTS Corporation	3,710,365
14,800	DUSKIN Company, Ltd.	352,926
41,700	East Japan Railway Company	4,026,805
27,100	Ebara Corporation	766,939
14,600	EPS Holdings, Inc.	244,146
6,900	ESPEC Corporation	129,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
Japan (18.2%) - continued
73,800	Exedy Corporation	$1,603,203
134,300	F@N Communications, Inc.	684,870
24,700	Fancl Corporation	640,583
22,600	Fields Corporation	148,002
73,100	Financial Products Group Company, Ltd.	600,140
6,300	Fuji Machine Manufacturing Company, Ltd.	84,133
500	Fuji Oil Holdings, Inc.	17,141
16,400	Fuji Soft, Inc.	650,454
2,500	Fujibo Holdings, Inc.	59,617
5,200	Fukuyama Transporting Company, Ltd.	200,524
5,800	Fuyo General Lease Company, Ltd.	287,708
22,300	Geo Holdings Corporation	310,093
39,900	Glory, Ltd.	959,210
7,400	Goldcrest Company, Ltd.	100,044
1,700	GOLDWIN, Inc.	248,115
150,900	Gree, Inc.	617,653
11,000	GS Yuasa Corporation	216,291
3,700	Gunosy, Inc.[a]	80,173
9,200	H2O Retailing Corporation	128,429
290,600	Hachijuni Bank, Ltd.	1,206,287
19,600	Haseko Corporation	247,035
80,200	Heiwa Corporation	1,604,586
524	Heiwa Real Estate REIT, Inc.	610,555
3,000	HEIWADO Company, Ltd.	63,924
700	Hitachi Transport System, Ltd.	20,800
57,800	Hitachi, Ltd.	1,877,958
5,900	Hogy Medical Company, Ltd.	208,302
83,900	Hokuetsu Corporation	491,110
32,500	Hokuhoku Financial Group, Inc.	338,754
350,300	Honda Motor Company, Ltd.	9,514,420
4,000	Horiba, Ltd.	223,070
72,900	Hoya Corporation	4,828,697
23,800	IBIDEN Company, Ltd.	362,699
1,000	IBJ Leasing Company, Ltd.	23,643
722	Ichigo Real Estate Investment Corporation	691,838
21,800	INES Corporation	259,845
126,000	Isuzu Motors, Ltd.	1,660,034
4,400	Itochu Enex Company, Ltd.	35,527
3,800	ITOCHU Techno-Solutions Corporation	88,906
8,800	JAFCO Company, Ltd.	315,931
26,000	Japan Aviation Electronics Industry, Ltd.	363,320
808	Japan Excellent, Inc.	1,173,442
16	Japan Logistics Fund, Inc.	33,911
783	Japan Rental Housing Investments, Inc.	623,443
391,600	Japan Tobacco, Inc.	9,699,080
7,000	JEOL, Ltd.	126,336
366,200	JFE Holdings, Inc.	6,233,023
24,700	JSR Corporation	384,287
260,000	JVC Kenwood Corporation	630,676
28,500	Kabu.com Securities Company, Ltd.	143,286
11,400	Kadokawa Dwango Corporation	120,277
11,800	Kandenko Company, Ltd.	100,998
5,500	Kanematsu Electronics, Ltd.	166,561
123,700	KDDI Corporation	2,664,164
216	Kenedix Office Investment Corporation	1,499,634
86,100	Kewpie Corporation	2,068,436
12,400	Keyence Corporation	7,752,418
23,900	Kintetsu World Express, Inc.	365,124
49,000	KITZ Corporation	359,957
2,000	KLab, Inc.[a]	15,758

Shares	Common Stock (86.5%)	Value
Japan (18.2%) - continued
55,700	Kokuyo Company, Ltd.	$818,306
87,700	Konoike Transport Company, Ltd.	1,451,988
5,600	Koshidaka Holdings Company, Ltd.	84,287
26,700	K’s Holdings Corporation	236,891
5,600	Kurabo Industries, Ltd.	102,997
3,100	Kureha Corporation	174,152
9,300	Kyokuto Kaihatsu Kogyo Company, Ltd.	124,644
41,100	Kyowa Exeo Corporation	1,136,993
611	LaSalle Logiport REIT	604,109
70,500	Lintec Corporation	1,528,590
17,000	Macnica Fuji Electronics Holdings, Inc.	232,663
46,500	Maeda Corporation	462,474
28,300	Makino Milling Machine Company, Ltd.	1,171,688
32,700	Mandom Corporation	842,387
320,100	Marubeni Corporation	2,219,383
43,600	Matsumotokiyoshi Holdings Company, Ltd.	1,456,802
29,300	MEIJI Holdings Company, Ltd.	2,381,837
31,600	Meiko Network Japan Company, Ltd.	275,049
41,500	Ministop Company, Ltd.	642,761
206	MIRAI Corporation	374,671
81,800	Mitsubishi Corporation	2,277,412
286,300	Mitsubishi Gas Chemical Company, Inc.	4,100,837
5,300	Mitsubishi Research Institute, Inc.	160,464
12,600	Mitsubishi Shokuhin Company, Ltd.	329,820
42,700	Mitsui & Company, Ltd.	664,431
6,500	Mitsui Sugar Company, Ltd.	160,189
1,878,900	Mizuho Financial Group, Inc.	2,907,545
54	Mori Trust Sogo REIT, Inc.	83,936
11,400	Morinaga and Company, Ltd.	495,780
6,700	MTG Company, Ltd.	139,640
82,200	Murata Manufacturing Company, Ltd.	4,113,698
10,600	Nachi-Fujikoshi Corporation	427,912
16,500	Nagase & Co., Ltd.	237,562
86,400	NEC Networks & System Integration Corporation	2,090,487
47,100	Net One Systems Company, Ltd.	1,191,070
495,400	NHK Spring Company, Ltd.	4,458,091
65,100	Nichi-Iko Pharmaceutical Company, Ltd.	864,781
9,700	Nihon Chouzai Company, Ltd.	328,729
33,900	Nikkiso Company, Ltd.	397,101
18,600	Nikkon Holdings Company, Ltd.	440,893
12,700	Nintendo Company, Ltd.	3,640,976
8,000	Nippon Flour Mills Company, Ltd.	137,485
813,700	Nippon Light Metal Holdings Company, Ltd.	1,790,513
26,600	Nippon Shokubai Company, Ltd.	1,740,010
398,100	Nippon Steel & Sumitomo Metal Corporation	7,046,622
86,600	Nipro Corporation	1,120,218
14,400	Nishimatsu Construction Company, Ltd.	319,925
6,900	Nishi-Nippon Financial Holdings, Inc.	58,648
1,699,405	Nissan Motor Company, Ltd.	13,955,765
27,500	Nisshin Oillio Group, Ltd.	813,656
47,800	Nissin Kogyo Company, Ltd.	600,254
35,700	Nitto Denko Corporation	1,881,718
400	Noevir Holdings Company, Ltd.	19,450
6,900	Nojima Corporation	125,480
2,800	Noritake Company, Ltd.	134,497
62,000	North Pacific Bank, Ltd.	155,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
Japan (18.2%) - continued
4,800	NS Solutions Corporation	$129,800
16,600	NSD Company, Ltd.	386,776
186,300	NTT Data Corporation	2,059,676
4,100	OBIC Business Consultants Company, Ltd.	168,815
32,100	OBIC Company, Ltd.	3,246,102
10,100	Oisix ra daichi, Inc.[a]	153,894
33,000	Oki Electric Industry Company, Ltd.	390,721
18,650	Okinawa Electric Power Company, Inc.	317,607
41,400	Okuma Corporation	2,249,272
117	One REIT, Inc.	299,231
668,300	Onward Holdings Company, Ltd.	3,538,244
8,900	OPT Holdings, Inc.	139,636
135,500	ORIX Corporation	1,946,811
39,700	Pan Pacific International Holdings Company	2,630,293
14,800	Paramount Bed Holdings Company, Ltd.	657,734
43,600	PC Depot Corporation	174,795
3,000	Pepper Food Service Company, Ltd.	62,376
564	Premier Investment Corporation	710,919
98,300	Relia, Inc.	857,746
43,400	Riso Kyoiku Corporation, Ltd.	200,254
40,300	ROHTO Pharmaceutical Company, Ltd.	1,038,599
112,700	Round One Corporation	1,429,732
1,000	Royal Holdings Company, Ltd.	25,034
57,300	Ryoyo Electro Corporation	838,273
9,400	Saint Marc Holdings Company, Ltd.	211,512
43,200	Samty Corporation, Ltd.	586,149
2,200	Sangetsu Company, Ltd.	39,983
14,600	Sanki Engineering Company, Ltd.	159,901
16,600	Sato Holdings Corporation	390,120
42,100	Sawai Pharmaceutical Company, Ltd.	2,441,825
37,200	SCSK Corporation	1,661,017
1,300	SEC Carbon, Ltd.	114,621
40,500	Seiko Holdings Corporation	966,254
153,700	Seino Holdings Company, Ltd.	2,053,997
683,900	Sekisui House, Ltd.	11,333,227
93,800	Seven & I Holdings Company, Ltd.	3,539,092
3,600	Shikoku Electric Power Company	43,913
1,000	Shindengen Electric Manufacturing Company, Ltd.	36,996
77,600	Shinko Electric Industries Company, Ltd.	596,385
15,100	Ship Healthcare Holdings, Inc.	621,130
78,000	SKY Perfect JSAT Holdings, Inc.	324,734
13,000	Sodick Company, Ltd.	108,927
105,000	SoftBank Group Corporation	10,235,055
133,800	Sojitz Corporation	472,763
137,700	Sony Corporation	5,813,861
127,800	Sugi Holdings Company, Ltd.	5,639,925
172,600	Sumitomo Corporation	2,392,977
804,900	Sumitomo Electric Industries, Ltd.	10,707,646
54,400	Sumitomo Heavy Industries, Ltd.	1,767,986
539,900	Sumitomo Rubber Industries, Ltd.	6,484,531
2,100	Sumitomo Seika Chemicals Company, Ltd.	77,400
10,200	Sumitomo Warehouse Company, Ltd.	128,875
46,400	Sundrug Company, Ltd.	1,280,566
14,400	Systena Corporation	157,022
9,600	T. Hasegawa Company, Ltd.	155,050
15,700	Tadano, Ltd.	149,769
23,500	Taiho Kogyo Company, Ltd.	192,537
5,400	Taiyo Yuden Company, Ltd.	106,868
27,400	Takara Holdings, Inc.	324,746
130,900	Takara Leben Company, Ltd.	407,292

Shares	Common Stock (86.5%)	Value
Japan (18.2%) - continued
9,300	Takeuchi Manufacturing Company, Ltd.	$164,426
101,700	TIS, Inc.	4,825,714
500	Toei Animation Company, Ltd.	24,674
3,400	Toei Company, Ltd.	453,117
39,000	Toho Holdings Company, Ltd.	974,859
15,100	Toho Titanium Company, Ltd.	130,002
72,000	Tokyo Dome Corporation	687,704
5,600	Tokyo Seimitsu Company, Ltd.	142,966
110,100	Tokyo Tatemono Company, Ltd.	1,352,495
6,100	Tokyotokeiba Company, Ltd.	184,932
53,300	Tosei Corporation	483,017
40,800	Towa Pharmaceutical Company, Ltd.	1,075,976
12,700	Toyo Tanso Company, Ltd.	236,840
153,400	Toyoda Gosei Company, Ltd.	3,256,850
35,200	Toyota Motor Corporation	2,073,660
4,400	TS Tech Company, Ltd.	127,026
70,300	Tsubakimoto Chain Company	2,516,002
259,400	TV Asahi Holdings Corporation	4,563,559
66,600	Ube Industries, Ltd.	1,373,231
11,600	United Super Markets Holdings, Inc.	114,875
3,800	UNIZO Holdings Company, Ltd.	72,580
500	UUUM, Inc.[a]	24,068
1,000	Uzabase, Inc.[a]	27,366
8,400	Valor Company, Ltd.	203,821
10,300	Wacoal Holdings Corporation	256,437
48,100	Wakita & Company, Ltd.	481,120
85,100	Yamato Holdings Company, Ltd.	2,201,607
7,700	Yodogawa Steel Works, Ltd.	143,304
21,300	Yokohama Reito Company, Ltd.	172,244
34,100	Zenrin Company, Ltd.	756,499
17,800	Zensho Holdings Company, Ltd.	412,770

	Total	325,584,381

Luxembourg (0.3%)
8,504	ADO Properties SAc	483,531
93,448	B&M European Value Retail SA	455,211
1,501	Corestate Capital Holding SAa	59,370
38,235	Oriflame Holdings AG	734,302
72,471	Subsea 7 SA	897,660
98,500	Tenaris SA ADR[b]	2,782,625

	Total	5,412,699

Malaysia (0.2%)
554,100	Public Bank Berhad	3,145,857

	Total	3,145,857

Mexico (0.7%)
55,200	Fomento Economico Mexicano SAB de CV ADR	5,093,856
187,700	Grupo Aeroportuario del Sureste, SAB de CV	3,033,332
849,641	Grupo Financiero Banorte SAB de CV ADR	4,615,842

	Total	12,743,030

Netherlands (3.2%)
3,190	Aalberts Industries NV	110,429
29,512	Airbus Group NV	3,911,428
7,626	ASM International NV	414,402
146,375	ASR Nederland NV	6,098,942
102,716	BAM Group	443,661
78,789	BE Semiconductor Industries NV	2,103,431
88,585	Euronext NVc	5,620,184
30,569	Ferrari NV	4,106,909
31,515	Intertrust NVc	594,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
Netherlands (3.2%) - continued
177,299	Koninklijke Ahold Delhaize NV	$4,720,389
50,812	Koninklijke DSM NV	5,542,838
100,098	Koninklijke Philips NV	4,089,781
18,333	Koninklijke VolkerWessels NV	377,987
60,137	NN Group NV	2,502,099
7,116	NSI NV	302,134
74,227	Pharming Group NVa	67,543
66,938	Signify NVc	1,790,850
227,488	Unilever NV	13,262,937
4,939	Vastned Retail NV	191,419
5,737	Wereldhave NV	156,913

	Total	56,408,796

New Zealand (0.1%)
122,614	Air New Zealand, Ltd.	211,837
183,920	Contact Energy, Ltd.	870,280
136,457	Infratil, Ltd.	387,613
261,884	Z Energy, Ltd.	1,117,235

	Total	2,586,965

Norway (2.0%)
16,279	Aker BP ASA	580,546
54,821	Austevoll Seafood ASA	649,144
605,872	DnB ASA	11,160,041
296,494	Elkem ASA[c]	1,052,208
30,116	Entra ASA[c]	454,850
148,306	Europris ASA	474,080
3,744	Grieg Seafood ASA	45,406
123,603	Leroy Seafood Group ASA	897,984
93,523	Mowi ASA	2,089,393
41,045	SalMar ASA	1,971,483
14,844	Scatec Solar ASA[c]	152,870
9,770	SpareBank 1 Nord-Norge	72,196
30,440	SpareBank 1 SMN	308,516
183,086	Storebrand ASA	1,426,335
517,901	Telenor ASA	10,370,421
72,397	TGS Nopec Geophysical Company ASA	1,977,171
45,810	Tomra Systems ASA	1,365,668
22,446	Veidekke ASA	235,590

	Total	35,283,902

Philippines (0.5%)
4,260	Ayala Corporation	76,290
6,276,200	Ayala Land, Inc.	5,370,387
1,856,200	Bank of the Philippine Islands	2,979,384

	Total	8,426,061

Poland (0.1%)
69,451	Bank Pekao SA	1,991,811

	Total	1,991,811

Portugal (0.2%)
6,184,256	Banco Espirito Santo SAa,d,e	694
142,863	Galp Energia SGPS SA	2,289,203
53,866	NOS SGPS SA	344,569
60,442	Redes Energeticas Nacionais SGPS SA	172,479

	Total	2,806,945

Russia (0.4%)
78,252	Lukoil ADR	7,016,486

	Total	7,016,486

Singapore (0.4%)
173,900	China Aviation Oil (Singapore) Corporation, Ltd.	172,506

Shares	Common Stock (86.5%)	Value
Singapore (0.4%) - continued
200,100	DBS Group Holdings, Ltd.	$3,735,242
190,400	United Overseas Bank, Ltd.	3,552,370
499,100	Yanlord Land Group, Ltd.	501,961

	Total	7,962,079

South Africa (0.5%)
262,130	Massmart Holdings, Ltd.	1,444,293
422,300	MTN Group, Ltd.	2,599,413
18,810	Naspers, Ltd.	4,383,514
253,046	Truworths International, Ltd.	1,223,825

	Total	9,651,045

South Korea (0.4%)
4,621	Amorepacific Corporation	436,456
14,218	LG Chem, Ltd.	4,592,542
18,105	NAVER Corporation	1,981,453

	Total	7,010,451

Spain (3.0%)
222,846	ACS Actividades de Construccion y Servicios, SA	9,796,773
80,587	Amadeus IT Holding SA	6,458,993
29,113	Applus Services SA	347,781
308,356	Banco Bilbao Vizcaya Argentaria SA	1,761,904
683,653	Bankinter SA	5,210,644
251,102	CIA De Distribucion Integral	5,916,769
2,755	Construcciones y Auxiliar de Ferrocarriles SA	132,478
282,818	Enagas SA	8,233,557
16,546	Euskaltel SAc	154,146
28,492	Global Dominion Access SAa,c	151,974
66,480	Grifols SA	1,864,111
219,304	Iberdrola SA	1,925,447
25,415	Lar Espana Real Estate SOCIMI SA	212,185
8,997	Let’s GOWEX SAa,d,e	1
758,619	Mediaset Espana Comunicacion SA	5,668,947
216,543	Merlin Properties Socimi SA	2,833,945
44,070	Prosegur Compania de Seguridad SA	238,873
119,271	Repsol SA	2,040,531
133,402	Telefonica SA	1,117,497
309	Viscofan SA	19,342

	Total	54,085,898

Sweden (2.2%)
11,683	AF AB	195,087
11,683	AF Poyry AB, Rights[a]	23,875
143,802	Arjo AB	529,617
63,473	Atlas Copco AB, Class B	1,574,284
37,366	Axfood AB	695,555
11,882	Bilia AB	101,419
3,556	BioGaia AB	174,348
29,934	Biotage AB	381,525
14,921	Castellum AB	289,548
48,668	Dios Fastigheter AB	399,790
85,451	Granges AB	881,098
149,316	Hemfosa Fastigheter AB	1,311,315
55,014	Hexpol AB	464,076
1,154	Indutrade AB	32,883
158,117	Investor AB	7,127,416
332,104	Klovern AB, Class B	455,605
68,355	Kungsleden AB	544,434
31,142	Lindab International AB	283,763
15,547	Micronic Mydata AB	221,883
67,398	NetEnt AB	244,893
48,511	Nobia AB	284,449
435,055	Nobina ABc	2,804,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
Sweden (2.2%) - continued
19,433	Nolato AB	$809,020
38,275	Sandvik AB	622,509
225,066	SKF ABb	3,744,492
453,613	SSAB AB, Class A	1,633,884
5,979	SWECO AB (publ)	144,126
33,023	Swedbank ABb	466,711
51,729	Swedish Match AB	2,639,361
77,535	Swedish Orphan Biovitrum ABa	1,818,849
663,719	Telefonaktiebolaget LM Ericsson[b]	6,114,107
28,138	Trelleborg AB	436,207
87,837	Wihlborgs Fastigheter AB	1,198,025

	Total	38,648,914

Switzerland (6.4%)
3,494	BKW FMB Energie	238,353
59	Conzzeta AG	46,235
47,947	Ferguson plc	3,053,810
397,412	Ferrexpo plc	1,282,711
13,621	Flughafen Zuerich AG	2,485,835
25,776	Galenica AGa,c	1,277,082
2,567	Helvetia Holding AG	1,568,013
7,543	Implenia AG	224,834
603	Inficon Holding AG	336,051
331	Kardex AG	49,894
96,140	Logitech International SA	3,775,641
16,284	Lonza Group AG	5,055,478
232,940	Nestle SA	22,210,925
248,687	Novartis AG	23,903,679
164,947	OC Oerlikon Corporation AG, Pfaeffikon	2,112,692
39,072	Pargesa Holding SA	3,064,237
109,771	Roche Holding AG	30,247,935
12,078	Roche Holding AG-BR	3,295,228
12,104	Schindler Holding AG, Participation Certificate	2,511,544
1,988	Siegfried Holding AG	714,036
3,706	Straumann Holding AG	3,029,655
14,811	Sunrise Communications Group AGa,c	1,090,807
4,688	Tecan Group AG	1,107,176
6,392	Valora Holding AG	1,762,529

	Total	114,444,380

Taiwan (0.7%)
1,627,951	Taiwan Semiconductor Manufacturing Company, Ltd.	13,038,356

	Total	13,038,356

Thailand (0.4%)
345,950	Siam Cement pcl	5,210,780
448,700	Siam Commercial Bank pcl	1,866,692

	Total	7,077,472

Turkey (0.1%)
188,340	BIM Birlesik Magazalar AS	2,574,031

	Total	2,574,031

United Kingdom (12.7%)
232,178	3i Group plc	2,977,326
101,925	Abcam plc	1,508,896
81,091	Acacia Mining plc[a]	207,895
119,761	Anglo American plc	3,203,189
85,068	Ashmore Group plc	473,568
106,765	Ashtead Group plc	2,581,018
76,478	Associated British Foods plc	2,431,860
172,100	Aviva plc	925,460
106,286	Barratt Developments plc	830,238

Shares	Common Stock (86.5%)	Value
United Kingdom (12.7%) - continued
8,070	Beazley plc	$54,154
64,746	Bellway plc	2,568,638
60,238	Berkeley Group Holdings plc	2,895,951
530,993	BHP Group plc	12,811,317
43,922	Bodycote plc	471,354
61,220	Bovis Homes Group plc	848,639
676,958	BP plc	4,915,740
63,283	Brewin Dolphin Holdings plc	258,805
13,433	Britvic plc	166,714
230,485	Bunzl plc	7,607,442
97,528	Carnival plc	4,820,612
5,276	Central Asia Metals plc	16,286
107,908	Coca-Cola HBC AG	3,679,594
221,118	Compass Group plc	5,202,582
35,564	Computacenter plc	512,539
87,917	Daily Mail and General Trust plc	739,149
43,034	Derwent London plc	1,807,672
237,306	Diageo plc	9,711,098
32,906	Diploma plc	625,659
1,252,389	Direct Line Insurance Group plc	5,761,298
189,983	Drax Group plc	936,774
157,689	EI Group plc[a]	437,466
125,542	Electrocomponents plc	919,415
11,217	EMIS Group plc	153,401
50,591	Fevertree Drinks plc	1,991,224
32,537	Forterra plc[c]	124,926
458,263	GlaxoSmithKline plc	9,520,829
37,125	Grainger plc	114,405
239,850	Great Portland Estates plc	2,333,013
150,506	Greene King plc	1,304,769
51,512	Greggs plc	1,234,229
194,201	Halma plc	4,233,982
526,170	Hansteen Holdings plc	667,495
694,733	Hays plc	1,359,350
67,828	HomeServe plc	906,118
451,538	Howden Joinery Group plc	2,856,607
478,305	HSBC Holdings plc	3,886,658
191,004	Ibstock plc[c]	596,894
347,967	IG Group Holdings plc	2,358,031
288,522	Imperial Brands plc	9,869,576
242,763	Inchcape plc	1,806,345
162,805	Indivior plc[a]	203,806
164,545	Intermediate Capital Group plc	2,285,575
802,275	ITV plc	1,329,332
512,044	JD Sports Fashion plc	3,354,945
13,835	KAZ Minerals plc	117,767
643,589	Legal & General Group plc	2,309,612
7,024,877	Lloyds TSB Group plc	5,691,433
848,510	Marks and Spencer Group plc	3,079,493
244,251	Mondi plc	5,408,507
378,401	Moneysupermarket.com Group plc	1,834,588
1,150,958	National Express Group plc	6,086,235
15,641	Next plc	1,136,574
269,643	PageGroup plc	1,651,895
237,386	Paragon Banking Group plc	1,347,513
25,035	Pennon Group plc	242,559
69,420	Persimmon plc	1,963,597
22,299	QinetiQ Group plc	87,568
353,591	Redrow plc	2,770,672
183,392	RELX plc	3,924,476
52,294	Rentokil Initial plc	240,882
280,596	Rightmove plc	1,865,776
82,413	Rio Tinto plc	4,790,122
2,444	Rotork plc	9,012
137,830	Royal Dutch Shell plc, Class A	4,331,457
499,413	Royal Dutch Shell plc, Class B	15,784,319

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (86.5%)	Value
United Kingdom (12.7%) - continued
62,258	Safestore Holdings plc	$483,692
243,958	Senior plc	693,742
213,684	Smith & Nephew plc	4,243,583
6,953	Spirax-Sarco Engineering plc	651,627
482,848	SSP Group plc	4,357,172
144,195	Stagecoach Group plc	288,473
112,111	Tate & Lyle plc	1,060,391
241,479	Taylor Wimpey plc	552,313
1,576,955	Tesco plc	4,772,675
258,757	Tritax Big Box REIT plc	484,161
158,122	Unilever plc	9,101,961
30,864	Vesuvius plc	238,684
3,725	Victrex plc	104,928

	Total	227,107,317

United States (0.5%)
30,979	Nice, Ltd. ADR[a]	3,795,237
107,976	Yum China Holding, Inc.	4,849,202

	Total	8,644,439

	Total Common Stock (cost $1,456,628,582)	1,545,191,678

Principal Amount	Long-Term Fixed Income (9.2%)
Angola (0.1%)
	Angola Government International Bond
$390,000	8.250%, 5/9/2028	406,427
1,640,000	8.250%, 5/9/2028[c]	1,709,077
330,000	9.375%, 5/8/2048	356,499

	Total	2,472,003

Argentina (0.4%)
	Argentina Government International Bond
175,000	4.500%, 6/21/2019	178,500
1,450,000	49.438%, (BADLARPP + 3.25%), 3/1/2020[f,g]	34,442
900,000	4.000%, 3/6/2020[f]	30,634
2,725,000	44.503%, (BADLARPP + 2%), 4/3/2022[f,g]	67,240
1,020,000	3.375%, 1/15/2023[h]	916,428
1,330,000	6.875%, 1/26/2027	1,075,970
150,000	5.875%, 1/11/2028	115,050
1,020,000	5.250%, 1/15/2028[h]	840,293
1,018,317	7.820%, 12/31/2033[h]	981,946
151,371	7.820%, 12/31/2033[h]	146,892
569,227	8.280%, 12/31/2033	461,074
2,255,000	7.125%, 7/6/2036	1,730,713
220,000	2.260%, 12/31/2038[h,i]	139,400
1,070,000	2.500%, 12/31/2038[i]	617,925
150,000	6.250%, 11/9/2047[h]	120,308
250,000	6.875%, 1/11/2048	183,750
	Argentina Treasury Bond BONCER
300,000	2.500%, 7/22/2021[f]	12,730
	Cablevision SA
160,000	6.500%, 6/15/2021	158,560
60,000	6.500%, 6/15/2021[c]	59,460

	Total	7,871,315

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
$250,000	3.500%, 9/1/2032	$219,375

	Total	219,375

Bahrain (<0.1%)
	Bahrain Government International Bond
210,000	7.500%, 9/20/2047	223,587

	Total	223,587

Belize (<0.1%)
	Belize Government International Bond
116,500	4.938%, 2/20/2034[c]	69,901

	Total	69,901

Bermuda (0.1%)
	Bermuda Government International Bond
250,000	3.717%, 1/25/2027[c]	246,563
	Digicel, Ltd.
320,000	6.000%, 4/15/2021	266,467
560,000	6.750%, 3/1/2023[c]	358,400

	Total	871,430

Brazil (0.3%)
	Banco do Brasil SA/Cayman
1,040,000	6.250%, 4/15/2024[g,j]	936,520
400,000	9.000%, 6/18/2024[g,j]	422,480
	Brazil Government International Bond
385,000	10.000%, 1/1/2029[k]	107,269
1,610,000	4.500%, 5/30/2029	1,580,231
	Brazil Loan Trust 1
98,710	5.477%, 7/24/2023	101,405
401,010	5.477%, 7/24/2023[c]	411,957
	Brazil Minas SPE via State of Minas Gerais
297,000	5.333%, 2/15/2028[c]	304,722
	Brazil Notas do Tesouro Nacional
773,000	10.000%, 1/1/2025[k]	214,815
	Embraer Netherlands BV
37,000	5.050%, 6/15/2025	39,035
	Samarco Mineracao SA
200,000	4.125%, 11/1/2022[l]	128,000
480,000	5.750%, 10/24/2023[l]	318,000

	Total	4,564,434

Cayman Islands (0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	109,835
	China Evergrande Group
210,000	8.250%, 3/23/2022	205,924
240,000	8.750%, 6/28/2025	227,476
	Embraer Overseas, Ltd.
80,000	5.696%, 9/16/2023	85,501
	Kaisa Group Holdings, Ltd.
400,000	8.500%, 6/30/2022	370,061
200,000	9.375%, 6/30/2024	178,994
	KSA Sukuk, Ltd.
980,000	4.303%, 1/19/2029[c]	1,015,525

	Total	2,193,316

Chile (0.1%)
	Chile Government International Bond
1,110,000	3.240%, 2/6/2028	1,128,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Chile (0.1%) - continued
	Itau CorpBanca
$552,000	3.875%, 9/22/2019[c]	$553,969
	Sociedad Quimica y Minera de Chile SA
210,000	3.625%, 4/3/2023	209,475
448,000	4.375%, 1/28/2025[c]	449,680

	Total	2,341,994

Colombia (0.3%)
	Banco de Bogota SA
1,060,000	6.250%, 5/12/2026[c]	1,144,800
	Colombia Government International Bond
1,090,000	2.625%, 3/15/2023	1,065,475
360,000	4.500%, 1/28/2026	379,440
1,490,000	4.500%, 3/15/2029	1,573,440
650,000	5.200%, 5/15/2049	699,270

	Total	4,862,425

Costa Rica (0.1%)
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	31,462
520,000	5.625%, 4/30/2043	440,440
750,000	7.158%, 3/12/2045[c]	723,750

	Total	1,195,652

Cyprus (<0.1%)
	MHP SE
230,000	7.750%, 5/10/2024	232,024

	Total	232,024

Dominican Republic (0.3%)
	Aeropuertos Dominicanos Siglo XXI SA
590,000	6.750%, 3/30/2029[c]	604,013
	Dominican Republic Government International Bond
8,100,000	15.000%, 4/5/2019[m]	160,099
3,600,000	16.000%, 7/10/2020[m]	76,744
813,000	7.500%, 5/6/2021	843,488
3,800,000	11.500%, 5/10/2024[m]	79,846
310,000	8.625%, 4/20/2027	363,087
2,700,000	18.500%, 2/4/2028[c,m]	74,008
4,100,000	11.375%, 7/6/2029[m]	87,312
1,787,000	6.850%, 1/27/2045	1,912,090
130,000	6.850%, 1/27/2045[c]	139,100
840,000	6.500%, 2/15/2048[c]	865,200

	Total	5,204,987

Ecuador (0.3%)
	Ecuador Government International Bond
350,000	9.650%, 12/13/2026	366,625
1,070,000	9.650%, 12/13/2026[c]	1,120,825
880,000	9.625%, 6/2/2027[c]	915,200
1,620,000	8.875%, 10/23/2027[c]	1,620,000
770,000	10.750%, 1/31/2029[c]	848,155
	EP PetroEcuador
26,316	8.240%, (LIBOR 3M + 5.63%), 9/24/2019[g]	26,415

	Total	4,897,220

Egypt (0.2%)
	Egypt Government International Bond
390,000	4.750%, 4/16/2026[c,h]	430,628

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Egypt (0.2%) - continued
$850,000	5.625%, 4/16/2030[c,h]	$915,589
1,080,000	7.903%, 2/21/2048[c]	1,046,133
690,000	8.700%, 3/1/2049[c]	717,600

	Total	3,109,950

El Salvador (<0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	101,000
30,000	5.875%, 1/30/2025	29,138

	Total	130,138

Gabon (0.1%)
	Gabon Government International Bond
812,000	6.375%, 12/12/2024	776,707
400,000	6.950%, 6/16/2025	385,536

	Total	1,162,243

Ghana (0.2%)
	Ghana Government International Bond
250,000	8.125%, 1/18/2026	256,300
300,000	7.875%, 3/26/2027[c]	302,634
1,440,000	7.625%, 5/16/2029	1,407,508
770,000	8.125%, 3/26/2032[c]	766,212
230,000	8.627%, 6/16/2049[c]	224,250
800,000	8.627%, 6/16/2049	780,000

	Total	3,736,904

Guatemala (0.2%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[c]	319,520
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	887,187
760,000	4.500%, 5/3/2026[c]	741,950
210,000	4.500%, 5/3/2026	205,013
820,000	4.375%, 6/5/2027[c]	787,856
380,000	4.875%, 2/13/2028[c]	376,675
550,000	4.875%, 2/13/2028	545,187

	Total	3,863,388

Honduras (0.1%)
	Honduras Government International Bond
610,000	8.750%, 12/16/2020[c]	654,988
675,000	8.750%, 12/16/2020	724,781

	Total	1,379,769

Hungary (<0.1%)
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[c]	219,532

	Total	219,532

India (0.1%)
	Bank of Baroda
1,700,000	4.875%, 7/23/2019	1,707,135
	Reliance Industries, Ltd.
570,000	3.667%, 11/30/2027[c]	555,237

	Total	2,262,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Indonesia (0.7%)
	Bank Rakyat Indonesia Persero Tbk PT
$310,000	3.950%, 3/28/2024	$311,491
	Indonesia Government International Bond
360,000	2.625%, 6/14/2023[c,h]	430,586
470,000	5.375%, 10/17/2023	508,623
1,840,000	5.875%, 1/15/2024	2,029,437
410,000	3.375%, 7/30/2025[h]	514,149
820,000	4.750%, 1/8/2026[c]	866,104
360,000	3.750%, 6/14/2028[c,h]	467,435
870,000	3.750%, 6/14/2028[h]	1,129,636
520,000	4.750%, 2/11/2029	556,836
200,000	6.625%, 2/17/2037	244,705
	Perusahaan Penerbit SBSN Indonesia III
230,000	3.400%, 3/29/2022[c]	230,143
320,000	4.325%, 5/28/2025[c]	328,400
320,000	4.325%, 5/28/2025	328,400
200,000	4.550%, 3/29/2026	207,750
200,000	4.550%, 3/29/2026[c]	207,750
2,170,000	4.150%, 3/29/2027[c]	2,191,700
2,570,000	4.400%, 3/1/2028[c]	2,640,675

	Total	13,193,820

Ireland (<0.1%)
	Credit Bank of Moscow PJSC
380,000	7.500%, 10/5/2027[g]	315,596
	Phosagro OAO
410,000	3.949%, 4/24/2023[c]	399,328

	Total	714,924

Isle of Man (<0.1%)
	Gohl Capital, Ltd.
300,000	4.250%, 1/24/2027	297,734

	Total	297,734

Italy (0.1%)
	Wind Tre SPA
100,000	2.625%, 1/20/2023[c,h]	108,715
130,000	2.625%, 1/20/2023[h]	141,330
260,000	3.125%, 1/20/2025[c,h]	274,915
460,000	5.000%, 1/20/2026[c]	418,715

	Total	943,675

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
150,000	5.250%, 3/22/2030[h]	160,661
230,000	6.625%, 3/22/2048[c,h]	245,625
370,000	6.625%, 3/22/2048[h]	395,135

	Total	801,421

Japan (<0.1%)
	SoftBank Group Corporation
480,000	6.000%, 7/19/2023[g,j]	448,800

	Total	448,800

Kazakhstan (<0.1%)
	Kazakhstan Government International Bond
120,000	1.550%, 11/9/2023[c,h]	138,820

	Total	138,820

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Kenya (0.1%)
	Kenya Government International Bond
$500,000	7.250%, 2/28/2028[c]	$504,790
250,000	8.250%, 2/28/2048[c]	252,941

	Total	757,731

Kuwait (0.1%)
	Kuwait Government International Bond
230,000	3.500%, 3/20/2027[c]	234,887
670,000	3.500%, 3/20/2027	684,238

	Total	919,125

Luxembourg (0.2%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[c]	296,525
280,000	7.500%, 5/15/2026[c]	277,200
720,000	7.500%, 5/15/2026	712,800
	Gazprom OAO Via Gaz Capital SA
1,380,000	5.150%, 2/11/2026[c]	1,399,492
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	408,500

	Total	3,094,517

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
570,000	5.625%, 7/26/2023[c,h]	738,188
360,000	2.750%, 1/18/2025[h]	417,796
790,000	2.750%, 1/18/2025[c,h]	916,831

	Total	2,072,815

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[c]	190,598
	MTN International Mauritius, Ltd.
200,000	4.755%, 11/11/2024	189,799
	MTN Mauritius Investments, Ltd.
200,000	5.373%, 2/13/2022	200,000
210,000	6.500%, 10/13/2026[c]	213,255

	Total	793,652

Mexico (0.4%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[n]	132,764
	Banco Santander Mexico SA
270,000	5.950%, 10/1/2028[c,g]	276,075
	BBVA Bancomer SA
270,000	5.125%, 1/18/2033[g]	248,265
270,000	5.125%, 1/18/2033[c,g]	248,265
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[c]	354,879
	Mexico City Airport Trust
210,000	4.250%, 10/31/2026[c]	201,915
330,000	4.250%, 10/31/2026	317,295
540,000	3.875%, 4/30/2028[c]	488,030
210,000	5.500%, 10/31/2046[c]	193,746
1,015,000	5.500%, 7/31/2047	933,800
450,000	5.500%, 7/31/2047[c]	414,000
	Petroleos Mexicanos
10,000	4.875%, 1/24/2022	10,085
260,000	5.375%, 3/13/2022	264,940
1,810,000	5.125%, 3/15/2023[h]	2,213,111
540,000	6.500%, 3/13/2027	542,273
277,000	6.375%, 1/23/2045	244,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Mexico (0.4%) - continued
$40,000	6.750%, 9/21/2047	$36,802
190,000	6.350%, 2/12/2048	167,514
	Unifin Financiera SAB de CV SOFOM ENR
270,000	7.375%, 2/12/2026[c]	253,800

	Total	7,542,233

Netherlands (0.2%)
	Embraer Netherlands Finance BV
30,000	5.400%, 2/1/2027	32,325
	Greenko Dutch BV
260,000	5.250%, 7/24/2024[c]	250,115
	Metinvest BV
220,000	7.750%, 4/23/2023[c]	215,035
	Minejesa Capital BV
600,000	4.625%, 8/10/2030	581,912
	NE Property Cooperatief UA
100,000	3.750%, 2/26/2021[h]	112,734
180,000	1.750%, 11/23/2024[h]	181,619
	Petrobras Global Finance BV
150,000	8.750%, 5/23/2026	177,450
100,000	7.375%, 1/17/2027	110,375
80,000	6.900%, 3/19/2049	79,152
	Syngenta Finance NV
750,000	5.182%, 4/24/2028[c]	762,879
660,000	5.676%, 4/24/2048[c]	626,331

	Total	3,129,927

Nigeria (0.4%)
	Nigeria Government International Bond
274,000	6.750%, 1/28/2021	282,253
120,000	5.625%, 6/27/2022	121,332
320,000	6.375%, 7/12/2023	330,224
200,000	7.625%, 11/21/2025[c]	213,242
710,000	6.500%, 11/28/2027[c]	701,506
810,000	7.143%, 2/23/2030[c]	809,780
770,000	8.747%, 1/21/2031[c]	848,361
830,000	7.875%, 2/16/2032	862,041
880,000	7.696%, 2/23/2038[c]	873,229
400,000	7.696%, 2/23/2038	396,922
220,000	7.625%, 11/28/2047[c]	213,959
350,000	7.625%, 11/28/2047	340,389
490,000	9.248%, 1/21/2049[c]	542,744

	Total	6,535,982

Oman (0.1%)
	Oman Government International Bond
1,390,000	6.750%, 1/17/2048[c]	1,233,277

	Total	1,233,277

Pakistan (<0.1%)
	Pakistan Government International Bond
210,000	6.750%, 12/3/2019[c]	211,879
	Third Pakistan International Sukuk Company, Ltd.
440,000	5.625%, 12/5/2022[c]	436,788

	Total	648,667

Panama (<0.1%)
	Panama Government International Bond
510,000	4.500%, 4/16/2050	532,440

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Panama (<0.1%) - continued
	Panama Notas del Tesoro
$110,000	4.875%, 2/5/2021	$113,481

	Total	645,921

Papua New Guinea (<0.1%)
	Papua New Guinea Government International Bond
290,000	8.375%, 10/4/2028[c]	313,200

	Total	313,200

Paraguay (0.2%)
	Paraguay Government International Bond
270,000	5.400%, 3/30/2050[c]	282,825
330,000	4.625%, 1/25/2023	339,840
200,000	5.000%, 4/15/2026	210,212
580,000	5.000%, 4/15/2026[c]	609,615
730,000	4.700%, 3/27/2027[c]	759,923
740,000	6.100%, 8/11/2044	838,065
350,000	5.600%, 3/13/2048[c]	374,381

	Total	3,414,861

Peru (0.1%)
	Abengoa Transmision Sur SA
582,684	6.875%, 4/30/2043*	648,242
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[c]	74,200
690,000	6.750%, 11/23/2021	731,400
92,000	4.625%, 4/12/2023	93,495
100,000	4.625%, 4/12/2023[c]	101,625

	Total	1,648,962

Philippines (0.1%)
	Philippines Government International Bond
860,000	3.750%, 1/14/2029	898,838

	Total	898,838

Qatar (0.2%)
	Qatar Government International Bond
310,000	3.875%, 4/23/2023[c]	318,826
630,000	3.375%, 3/14/2024[c]	636,035
310,000	4.500%, 4/23/2028[c]	331,262
880,000	4.000%, 3/14/2029[c]	906,939
890,000	5.103%, 4/23/2048[c]	974,550
320,000	4.817%, 3/14/2049[c]	336,460

	Total	3,504,072

Romania (0.2%)
	Romania Government International Bond
880,000	4.375%, 8/22/2023	911,328
150,000	4.875%, 1/22/2024	159,612
500,000	2.375%, 4/19/2027[c,h]	567,844
660,000	2.875%, 5/26/2028[h]	760,718
150,000	3.875%, 10/29/2035[h]	174,373
580,000	3.375%, 2/8/2038[c,h]	631,100
360,000	5.125%, 6/15/2048[c]	358,380

	Total	3,563,355

Russia (0.3%)
	Credit Bank of Moscow
400,000	8.875%, 11/10/2022[g,j]	310,000
	Lukoil International Finance BV
310,000	6.125%, 11/9/2020	321,315

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Russia (0.3%) - continued
	Russia Government International Bond
$400,000	4.500%, 4/4/2022[c]	$411,500
400,000	4.875%, 9/16/2023[c]	419,056
3,600,000	4.750%, 5/27/2026	3,708,000

	Total	5,169,871

Senegal (<0.1%)
	Senegal Government International Bond
460,000	4.750%, 3/13/2028[c,h]	509,650

	Total	509,650

Singapore (<0.1%)
	ABJA Investment Company Pte, Ltd.
400,000	5.450%, 1/24/2028	377,789

	Total	377,789

South Africa (0.2%)
	Eskom Holdings SOC, Ltd.
200,000	7.125%, 2/11/2025	197,511
	South Africa Government International Bond
709,000	5.875%, 9/16/2025	747,874
6,330,000	7.000%, 2/28/2031[o]	367,856
17,727,000	8.250%, 3/31/2032[o]	1,125,470
100,000	9.000%, 1/31/2040[o]	6,444
1,280,000	6.500%, 2/28/2041[o]	62,817
3,130,000	8.750%, 1/31/2044[o]	196,261
1,340,000	5.650%, 9/27/2047	1,275,860
	ZAR Sovereign Capital Fund Propriety, Ltd.
240,000	3.903%, 6/24/2020	239,672

	Total	4,219,765

South Korea (<0.1%)
	Shinsegae, Inc.
200,000	2.625%, 5/8/2045[g]	197,718

	Total	197,718

Sri Lanka (0.4%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	199,692
210,000	6.250%, 10/4/2020	213,116
171,000	6.250%, 10/4/2020[c]	173,537
1,060,000	5.750%, 4/18/2023[c]	1,045,374
1,160,000	6.850%, 3/14/2024[c]	1,182,743
410,000	6.125%, 6/3/2025	398,737
1,060,000	6.850%, 11/3/2025[c]	1,067,211
390,000	6.825%, 7/18/2026	390,072
240,000	6.200%, 5/11/2027	230,344
1,610,000	6.750%, 4/18/2028[c]	1,585,752
470,000	7.850%, 3/14/2029[c]	490,355

	Total	6,976,933

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
400,000	5.375%, 3/14/2022	407,000

	Total	407,000

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Suriname (<0.1%)
	Suriname Government International Bond
$630,000	9.250%, 10/26/2026[c]	$618,345

	Total	618,345

Thailand (<0.1%)
	Thaioil Treasury Center Company, Ltd.
210,000	5.375%, 11/20/2048[c]	239,243

	Total	239,243

Tunisia (<0.1%)
	Banque Centrale de Tunisie SA
380,000	6.750%, 10/31/2023[c,h]	413,053

	Total	413,053

Turkey (0.5%)
	Akbank Turk Anonim Sirketi
400,000	6.797%, 4/27/2028[g]	328,000
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	199,494
	Hazine Mustesarligi Varlik Kiralama AS
1,770,000	5.004%, 4/6/2023[c]	1,665,843
	TC Ziraat Bankasi AS
200,000	5.125%, 9/29/2023[c]	173,500
	Turkey Government International Bond
826,000	6.250%, 9/26/2022	814,585
1,905,000	5.750%, 3/22/2024	1,801,901
53,000	7.375%, 2/5/2025	53,199
1,080,000	3.250%, 6/14/2025[h]	1,092,284
430,000	5.200%, 2/16/2026[h]	475,568
522,000	4.250%, 4/14/2026	438,421
315,000	6.000%, 3/25/2027	287,748
10,000	6.875%, 3/17/2036	9,092
210,000	6.000%, 1/14/2041	172,375
1,480,000	5.750%, 5/11/2047	1,172,900
	Turkiye Vakiflar Bankasi T.A.O.
280,000	8.125%, 3/28/2024[c]	263,889
	Yapi ve Kredi Bankasi AS
200,000	5.850%, 6/21/2024	172,052
550,000	8.250%, 10/15/2024	524,921

	Total	9,645,772

Ukraine (0.4%)
	Ukraine Government International Bond
680,000	7.750%, 9/1/2021	674,900
690,000	7.750%, 9/1/2022	681,127
360,000	7.750%, 9/1/2023	350,136
790,000	8.994%, 2/1/2024[c]	793,008
1,090,000	7.750%, 9/1/2024	1,049,125
820,000	7.750%, 9/1/2025	780,394
460,000	7.750%, 9/1/2026	432,239
660,000	7.750%, 9/1/2027	615,450
440,000	9.750%, 11/1/2028[c]	453,200
580,000	9.750%, 11/1/2028	597,400
400,000	7.375%, 9/25/2032	356,192
680,000	0.000%, 5/31/2040[g]	433,500

	Total	7,216,671

United Arab Emirates (0.3%)
	Abu Dhabi Crude Oil Pipeline, LLC
1,770,000	4.600%, 11/2/2047[c]	1,825,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
United Arab Emirates (0.3%) - continued
	Abu Dhabi Government International Bond
$1,100,000	3.125%, 5/3/2026	$1,101,419
1,150,000	3.125%, 10/11/2027[c]	1,141,375
	Dolphin Energy, Ltd.
34,880	5.888%, 6/15/2019	35,031
250,000	5.500%, 12/15/2021	263,125
	DP World, Ltd., Convertible
400,000	1.750%, 6/19/2024	385,938

	Total	4,752,671

United States (0.3%)
	Comcel Trust
210,000	6.875%, 2/6/2024	218,137
200,000	6.875%, 2/6/2024[c]	207,750
	Puerto Rico Sales Tax Financing Corporation Rev.
377,000	Zero Coupon, 7/1/2051	59,649
5,000	4.750%, 7/1/2053	4,288
132,000	4.750%, 7/1/2053	125,158
74,000	5.000%, 7/1/2058	64,751
335,000	5.000%, 7/1/2058	330,997
20,000	Zero Coupon, 7/1/2024	16,793
34,000	Zero Coupon, 7/1/2027	25,352
33,000	Zero Coupon, 7/1/2029	21,881
43,000	Zero Coupon, 7/1/2031	25,438
49,000	Zero Coupon, 7/1/2033	26,003
36,000	4.500%, 7/1/2034	36,397
183,000	4.550%, 7/1/2040	161,499
18,000	4.550%, 7/1/2040	17,712
463,000	Zero Coupon, 7/1/2046	99,591
	Reliance Holding USA, Inc
250,000	5.400%, 2/14/2022	262,306
	Sasol Financing USA LLC
1,080,000	5.875%, 3/27/2024	1,145,929
	U.S. Treasury Notes
2,500,000	3.000%, 9/30/2025	2,604,688

	Total	5,454,319

Uruguay (<0.1%)
	Uruguay Government International Bond
200,000	4.975%, 4/20/2055	208,500
220,000	4.375%, 1/23/2031	230,560

	Total	439,060

Uzbekistan (<0.1%)
	Uzbekistan Government International Bond
360,000	4.750%, 2/20/2024[c]	357,947
270,000	5.375%, 2/20/2029[c]	267,926

	Total	625,873

Venezuela (0.2%)
	Petroleos de Venezuela SA
11,370,000	6.000%, 10/28/2022[l]	1,967,010
7,010,000	6.000%, 5/16/2024[l]	1,566,735
1,326,000	6.000%, 11/15/2026[l]	295,035
1,410,000	5.375%, 4/12/2027[l]	319,365
210,000	5.500%, 4/12/2037[l]	47,565

	Total	4,195,710

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Vietnam (<0.1%)
	Debt and Asset Trading Corporation
$200,000	1.000%, 10/10/2025	$139,500

	Total	139,500

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
240,000	5.750%, 1/31/2027[c]	246,300
	Huarong Finance 2017 Company, Ltd.
200,000	4.500%, 1/24/2022[g,j]	199,040
460,000	4.000%, 11/7/2022[g,j]	443,579
	Huarong Finance II Company, Ltd.
200,000	5.000%, 11/19/2025	209,194

	Total	1,098,113

Zambia (0.1%)
	Zambia Government International Bond
1,066,000	5.375%, 9/20/2022	761,913

	Total	761,913

	Total Long-Term Fixed Income (cost $168,830,783)	163,799,257

Shares	Preferred Stock (0.8%)
South Korea (0.8%)
425,400	Samsung Electronics Company, Ltd.	13,621,389

	Total	13,621,389

	Total Preferred Stock (cost $8,454,538)	13,621,389

Shares	Collateral Held for Securities Loaned (1.6%)
28,561,318	Thrivent Cash Management Trust	28,561,318

	Total Collateral Held for Securities Loaned (cost $28,561,318)	28,561,318

Shares or Principal Amount	Short-Term Investments (2.6%)
	Federal Home Loan Bank Discount Notes
3,200,000	2.380%, 4/10/2019[p,q]	3,198,064
1,000,000	2.400%, 4/15/2019[p,q]	999,059
800,000	2.400%, 5/3/2019[p,q]	798,279
1,400,000	2.400%, 5/10/2019[p,q]	1,396,329
600,000	2.435%, 5/17/2019[p,q]	598,145
2,600,000	2.415%, 5/21/2019[p,q]	2,591,261
	Thrivent Core Short-Term Reserve Fund
3,628,841	2.730%	36,288,409

	Total Short-Term Investments (cost $45,868,357)	45,869,546

	Total Investments (cost $1,708,343,578) 100.7%	$1,797,043,188

	Other Assets and Liabilities, Net (0.7%)	(11,644,613)

	Total Net Assets 100.0%	$1,785,398,575

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $96,165,137 or 5.4% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Principal amount is displayed in Argentine Pesos.
g

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

h	Principal amount is displayed in Euros.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Defaulted security. Interest is not being accrued.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in South African Rand.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of March 29, 2019 was $648,242 or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2019.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$582,655

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$17,323,478
Total lending	$17,323,478
Gross amount payable upon return of collateral for securities loaned	$28,561,318
Net amounts due to counterparty	$11,237,840

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue

Reference Rate Index:
BADLARPP	-	Argentina Deposit Rates Badlar Private Banks
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	100,082,111	7,597,379	92,484,731	1
Consumer Discretionary	236,563,338	8,115,347	228,447,991	–
Consumer Staples	178,599,253	5,093,856	173,505,397	–
Energy	68,726,443	2,782,625	65,943,818	–
Financials	237,588,379	12,036,211	225,551,474	694
Health Care	161,126,414	2,651,564	158,474,850	–
Industrials	195,811,050	–	195,811,050	–
Information Technology	131,777,802	3,795,237	127,982,565	–
Materials	136,034,698	6,127,373	129,907,325	–
Real Estate^	72,717,286	–	72,717,286	0
Utilities	26,164,904	–	26,164,904	–
Long-Term Fixed Income
Basic Materials	4,632,446	–	4,632,446	–
Capital Goods	156,861	–	156,861	–
Communications Services	5,092,092	–	5,092,092	–
Consumer Cyclical	495,452	–	495,452	–
Consumer Non-Cyclical	1,833,923	–	1,833,923	–
Energy	11,570,541	–	11,570,541	–
Financials	14,449,198	–	14,449,198	–
Foreign Government	116,541,432	–	116,541,432	–
Transportation	3,538,737	–	3,538,737	–
U.S. Government & Agencies	2,604,688	–	2,604,688	–
U.S. Municipals	1,015,509	–	1,015,509	–
Utilities	1,868,378	–	1,868,378	–
Preferred Stock
Information Technology	13,621,389	–	13,621,389	–
Short-Term Investments	9,581,137	–	9,581,137	–
Subtotal Investments in Securities	$1,732,193,461	$48,199,592	$1,683,993,174	$695
Other Investments *	Total
Affiliated Short-Term Investments	36,288,409
Collateral Held for Securities Loaned	28,561,318
Subtotal Other Investments	$64,849,727

Total Investments at Value	$1,797,043,188

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,302,433	2,302,433	–	–
Foreign Currency Forward Contracts	754,376	–	754,376	–
Total Asset Derivatives	$3,056,809	$2,302,433	$754,376	$–
Liability Derivatives
Futures Contracts	1,592,429	1,592,429	–	–
Foreign Currency Forward Contracts	352,044	–	352,044	–
Total Liability Derivatives	$1,944,473	$1,592,429	$352,044	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $10,332,629 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	37	June 2019	$7,855,598	$28,870
CBOT 5-Yr. U.S. Treasury Note	133	June 2019	15,268,247	136,894
CBOT U.S. Long Bond	42	June 2019	6,117,899	167,664
CME Ultra Long Term U.S. Treasury Bond	63	June 2019	10,179,437	404,563
Eurex Euro STOXX 50 Index	43	June 2019	1,555,898	25,261
FTSE 100 Index	9	June 2019	827,235	18,339
HKG Hang Seng Index	1	April 2019	186,541	(1,335)
ICE mini MSCI EAFE Index	1,058	June 2019	97,211,718	1,520,842
SFE S&P ASX Share Price Index 200	4	June 2019	438,917	(744)
SGX MSCI Singapore Index	4	April 2019	106,784	(619)
TSE Tokyo Price Index	7	June 2019	1,015,469	(9,965)
Total Futures Long Contracts			$140,763,743	$2,289,770
CBOT 10-Yr. U.S. Treasury Note	(37)	June 2019	($4,531,906)	($64,188)
CBOT Ultra 10-Yr. U.S. Treasury Note	(29)	June 2019	(3,787,518)	(63,138)
CME 3 Month Eurodollar	(55)	December 2019	(13,373,832)	(42,043)
CME 3 Month Eurodollar	(1)	June 2019	(242,814)	(823)
Eurex 10-Yr. Euro BUND	(28)	June 2019	(5,110,709)	(115,460)
Eurex 2-Yr. Euro SCHATZ	(18)	June 2019	(2,255,950)	(5,004)
Eurex 30-Yr. Euro BUXL	(3)	June 2019	(612,563)	(32,693)
Eurex 5-Yr. Euro BOBL	(39)	June 2019	(5,773,146)	(52,399)
ICE US mini MSCI Emerging Markets Index	(1,525)	June 2019	(79,422,732)	(1,204,018)
Total Futures Short Contracts			($115,111,170)	($1,579,766)
Total Futures Contracts			$25,652,573	$710,004

Reference Description:
ASX	-	Australian Securities Exchange
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
HKG	-	Hong Kong Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of March 29, 2019.

Foreign Currency Forward Contracts
Currency to Receive	Counterparty	Contracts to Receive	Currency to Deliver Settlement Date		Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	21,287,288	USD	4/3/2019	$487,771	($41,895)
Brazilian Real	MSC	7,771,709	USD	4/2/2019	1,984,498	(85,059)
Chilean Peso	MSC	1,397,228,632	USD	4/4/2019	2,053,546	(59,379)
Colombian Peso	MSC	4,779,043,136	USD	4/1/2019	1,498,885	(53,004)
Colombian Peso	MSC	4,779,043,136	USD	4/1/2019	1,499,058	1,367
Euro	MSC	1,743,820	USD	4/18/2019	1,959,248	(20,267)
Indian Rupee	MSC	205,949,014	USD	4/2/2019	2,971,182	40,792
Indonesian Rupiah	MSC	4,192,666,927	USD	4/5/2019	294,199	(732)
Malaysian Ringgit	MSC	1,342,657	USD	4/5/2019	328,885	(602)
New Taiwan Dollar	MSC	107,190,727	USD	4/11/2019	3,480,868	(16,040)
Russian Ruble	MSC	30,086,437	USD	4/15/2019	457,294	2,298
South Korean Won	MSC	3,035,568,007	USD	4/18/2019	2,677,107	(23,480)
Total					$19,692,541	($256,001)
Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	21,287,288	USD	4/3/2019	$487,771	$30,799
Brazilian Real	MSC	7,771,708	USD	4/2/2019	1,984,498	74,991
Chilean Peso	MSC	1,397,228,632	USD	4/4/2019	2,053,547	73,441
Colombian Peso	MSC	4,779,043,136	USD	4/1/2019	1,499,058	(1,367)
Colombian Peso	MSC	4,779,043,136	USD	4/1/2019	1,498,884	46,472
Euro	MSC	17,797,664	USD	4/26/2019	20,009,043	399,574
Indian Rupee	MSC	205,949,014	USD	4/2/2019	2,971,182	(32,203)
Indonesian Rupiah	MSC	4,192,666,927	USD	4/5/2019	294,199	997
Malaysian Ringgit	MSC	1,342,657	USD	4/5/2019	328,885	399
New Taiwan Dollar	MSC	107,190,727	USD	4/11/2019	3,480,868	201
Russian Ruble	MSC	30,086,437	USD	4/15/2019	457,293	(1,364)
South African Rand	MSC	731,239	USD	4/1/2019	50,663	(867)
South African Rand	MSC	21,212,633	USD	4/3/2019	1,469,356	45,854
South African Rand	MSC	3,732,518	USD	4/18/2019	258,117	(729)
South Korean Won	MSC	3,035,568,007	USD	4/18/2019	2,677,107	22,135
Total					$39,520,471	$658,333

Net Unrealized Appreciation/(Depreciation) on Foreign
Currency Forward Contracts						$402,332

Counterparty:
MSC	-	Morgan Stanley & Company

Currency:
EUR	-	Euro
USD	-	United States Dollar

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$29,341	$85,435	$78,488	3,629	$36,288	2.0%
Total Affiliated Short-Term Investments	29,341				36,288	2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	9,299	68,537	49,275	28,561	28,561	1.6
Total Collateral Held for Securities Loaned	9,299				28,561	1.6
Total Value	$38,640				$64,849

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$227
Total Income from Affiliated Investments				$227
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	$–	–	–	108
Total Affiliated Income from Securities Loaned, Net				$108
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (97.0%)	Value
Diversified REITs (4.8%)
9,492	American Assets Trust, Inc.	$435,303
4,882	Armada Hoffler Properties, Inc.	76,110
97,332	Cousins Properties, Inc.	940,227
86,570	Duke Realty Corporation	2,647,311
11,702	Empire State Realty Trust, Inc.	184,892
38,161	Liberty Property Trust	1,847,756
9,863	Spirit Realty Capital, Inc.	391,857
46,846	Store Capital Corporation	1,569,341
57,234	VEREIT, Inc.	479,048
7,015	Washington REIT	199,086
10,500	Winthrop Realty Trust Liquidation Escrow[a,b]	2,310

	Total	8,773,241

Health Care REITs (8.5%)
102,708	HCP, Inc.	3,214,760
29,462	Healthcare Realty Trust, Inc.	946,025
58,825	Healthcare Trust of America, Inc.	1,681,807
21,234	Medical Properties Trust, Inc.	393,041
2,176	National Health Investors, Inc.	170,925
8,771	Omega Healthcare Investors, Inc.	334,614
43,876	Physicians Realty Trust	825,307
45,015	Ventas, Inc.	2,872,407
67,118	Welltower, Inc.	5,208,357

	Total	15,647,243

Hotel & Resort REITs (5.8%)
12,820	Chesapeake Lodging Trust	356,524
35,795	DiamondRock Hospitality Company	387,660
14,933	Hilton Worldwide Holdings, Inc.	1,241,082
12,149	Hospitality Properties Trust	319,640
149,051	Host Hotels & Resorts, Inc.	2,817,064
34,907	MGM Growth Properties LLC	1,125,751
39,500	Park Hotels & Resorts, Inc.	1,227,660
14,174	Pebblebrook Hotel Trust	440,245
41,434	RLJ Lodging Trust	727,995
8,087	Ryman Hospitality Properties	665,075
88,331	Sunstone Hotel Investors, Inc.	1,271,966

	Total	10,580,662

Industrial REITs (9.2%)
35,718	Americold Realty Trust	1,089,756
5,824	EastGroup Properties, Inc.	650,192
40,496	First Industrial Realty Trust, Inc.	1,431,939
142,059	Prologis, Inc.	10,221,145
37,483	Rexford Industrial Realty, Inc.	1,342,266
6,600	SBA Communications Corporation[b]	1,317,756
12,400	STAG Industrial, Inc.	367,660
8,808	Terreno Realty Corporation	370,288

	Total	16,791,002

Information Technology (0.4%)
12,399	InterXion Holding NVb	827,385

	Total	827,385

Office REITs (13.2%)
33,672	Alexandria Real Estate Equities, Inc.	4,800,280
37,501	Boston Properties, Inc.	5,020,634
35,630	Brandywine Realty Trust	565,092
27,688	Columbia Property Trust, Inc.	623,257
24,707	Corporate Office Properties Trust	674,501
37,657	Douglas Emmett, Inc.	1,522,096
26,812	Highwoods Properties, Inc.	1,254,265
58,359	Hudson Pacific Properties, Inc.	2,008,717
18,725	JBG SMITH Properties	774,279
31,114	Kilroy Realty Corporation	2,363,419

Shares	Common Stock (97.0%)	Value
Office REITs (13.2%) - continued
18,405	Mack-Cali Realty Corporation	$408,591
29,700	Paramount Group, Inc.	421,443
17,441	SL Green Realty Corporation	1,568,295
13,200	Tier REIT, Inc.	378,312
26,254	Vornado Realty Trust	1,770,570

	Total	24,153,751

Real Estate Operating Companies (0.2%)
15,721	Essential Properties Realty Trust, Inc.	306,874

	Total	306,874

Residential REITs (21.6%)
22,753	American Campus Communities, Inc.	1,082,588
95,894	American Homes 4 Rent	2,178,712
28,737	Apartment Investment & Management Company	1,445,184
36,754	AvalonBay Communities, Inc.	7,377,630
29,531	Camden Property Trust	2,997,396
28,465	Equity Lifestyle Properties, Inc.	3,253,550
68,463	Equity Residential	5,156,633
17,085	Essex Property Trust, Inc.	4,941,665
111,919	Invitation Homes, Inc.	2,722,989
20,105	Mid-America Apartment Communities, Inc.	2,198,080
29,382	Sun Communities, Inc.	3,482,355
59,724	UDR, Inc.	2,715,053

	Total	39,551,835

Retail REITs (14.2%)
29,413	Acadia Realty Trust	802,092
14,397	Agree Realty Corporation	998,288
53,591	Brixmor Property Group, Inc.	984,467
13,195	Federal Realty Investment Trust	1,818,931
38,787	Kimco Realty Corporation	717,559
7,356	Kite Realty Group Trust	117,622
22,689	Macerich Company	983,568
18,186	National Retail Properties, Inc.	1,007,322
16,877	Realty Income Corporation	1,241,472
48,742	Regency Centers Corporation	3,289,598
28,079	Retail Opportunity Investments Corporation	486,890
34,711	Retail Properties of America, Inc.	423,127
61,238	Simon Property Group, Inc.	11,158,176
39,703	SITE Centers Corporation	540,755
10,300	Taubman Centers, Inc.	544,664
16,871	Urban Edge Properties	320,549
21,342	Weingarten Realty Investors	626,815

	Total	26,061,895

Specialized REITs (19.1%)
15,936	American Tower Corporation	3,140,348
7,156	CoreSite Realty Corporation	765,835
18,948	Crown Castle International Corporation	2,425,344
67,172	CubeSmart	2,152,191
33,559	CyrusOne, Inc.	1,759,834
36,735	Digital Realty Trust, Inc.	4,371,465
6,632	EPR Properties	510,001
16,027	Equinix, Inc.	7,262,795
36,170	Extra Space Storage, Inc.	3,686,085
17,382	Four Corners Property Trust, Inc.	514,507
16,950	Gaming and Leisure Properties, Inc.	653,762
8,342	GDS Holdings, Ltd.[b]	297,726
9,257	Iron Mountain, Inc.	328,253
5,558	Life Storage, Inc.	540,627
9,965	National Storage Affiliates Trust	284,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
264

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (97.0%)	Value
Specialized REITs (19.1%) - continued
17,704	Public Storage, Inc.	$3,855,577
15,594	QTS Realty Trust, Inc.	701,574
52,367	VICI Properties, Inc.	1,145,790
25,839	Weyerhaeuser Company	680,599

	Total	35,076,415

	Total Common Stock (cost $135,164,315)	177,770,303

Shares	Registered Investment Companies (1.9%)	Value
Unaffiliated (1.9%)
40,132	Vanguard Real Estate ETF	3,487,872

	Total	3,487,872

	Total Registered Investment Companies (cost $3,154,112)	3,487,872

Shares	Short-Term Investments (0.9%)	Value
	Thrivent Core Short-Term Reserve Fund
170,454	2.730%	1,704,538

	Total Short-Term Investments (cost $1,704,538)	1,704,538

	Total Investments (cost $140,022,965) 99.8%	$182,962,713

	Other Assets and Liabilities, Net 0.2%	360,296

	Total Net Assets 100.0%	$183,323,009

a	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
b	Non-income producing security.

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITs	8,773,241	8,770,931	–	2,310
Health Care REITs	15,647,243	15,647,243	–	–
Hotel & Resort REITs	10,580,662	10,580,662	–	–
Industrial REITs	16,791,002	16,791,002	–	–
Information Technology	827,385	827,385	–	–
Office REITs	24,153,751	24,153,751	–	–
Real Estate Operating Companies	306,874	306,874	–	–
Residential REITs	39,551,835	39,551,835	–	–
Retail REITs	26,061,895	26,061,895	–	–
Specialized REITs	35,076,415	35,076,415	–	–
Registered Investment Companies
Unaffiliated	3,487,872	3,487,872	–	–

Subtotal Investments in Securities	$181,258,175	$181,255,865	$–	$2,310

Other Investments *	Total
Affiliated Short-Term Investments	1,704,538

Subtotal Other Investments	$1,704,538

Total Investments at Value	$182,962,713

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$775	$7,481	$6,551	170	$1,705	0.9%

Total Affiliated Short-Term Investments	775				1,705	0.9

Total Value	$775				$1,705

Portfolio	Net Realized Gain/(Loss)		Change in Unrealized Appreciation/ (Depreciation)		Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%		$–		$–	–	$5

Total Income from Affiliated Investments						$5

Total Value		$–		$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (92.6%)	Value
Communications Services (0.5%)
10,470	ORBCOMM, Inc.[a]	$70,987

	Total	70,987

Consumer Discretionary (14.0%)
1,028	Bright Horizons Family Solutions, Inc.[a]	130,669
1,547	Burlington Stores, Inc.[a]	242,384
1,234	Children’s Place, Inc.	120,044
2,232	Core-Mark Holding Company, Inc.	82,874
7,254	Duluth Holdings, Inc.[a]	172,935
2,197	Five Below, Inc.[a]	272,977
1,996	G-III Apparel Group, Ltd.[a]	79,760
5,728	International Game Technology plc	74,407
1,364	Oxford Industries, Inc.	102,655
3,999	Planet Fitness, Inc.[a]	274,811
8,199	Red Rock Resorts, Inc.	211,944
974	Texas Roadhouse, Inc.	60,573
651	Vail Resorts, Inc.	141,462
1,952	Wingstop, Inc.	148,411

	Total	2,115,906

Consumer Staples (3.5%)
1,513	Calavo Growers, Inc.	126,865
1,501	Casey’s General Stores, Inc.	193,284
4,607	Turning Point Brands, Inc.	212,336

	Total	532,485

Energy (2.3%)
11,853	Callon Petroleum Company[a]	89,490
5,713	Nine Energy Service, Inc.[a]	129,400
4,497	Talos Energy, Inc.[a]	119,440
1,689	Transocean, Ltd.[a]	14,711

	Total	353,041

Financials (8.8%)
1,778	Ameris Bancorp	61,074
2,036	Axos Financial, Inc.[a]	58,963
3,120	Essent Group, Ltd.[a]	135,564
4,611	Hamilton Lane, Inc.	200,947
914	Interactive Brokers Group, Inc.	47,418
711	MarketAxess Holdings, Inc.	174,963
1,926	PacWest Bancorp	72,437
4,477	Santander Consumer USA Holdings Inc.	94,599
3,724	Seacoast Banking Corporation of Florida[a]	98,128
17,432	SLM Corporation	172,751
1,972	Stifel Financial Corporation	104,043
375	SVB Financial Group[a]	83,385
782	Western Alliance Bancorp[a]	32,093

	Total	1,336,365

Health Care (18.8%)
139	ABIOMED, Inc.[a]	39,697
2,015	Aerie Pharmaceuticals, Inc.[a]	95,713
939	Arena Pharmaceuticals, Inc.[a]	42,095
3,426	Catalent, Inc.[a]	139,061
1,733	Concert Pharmaceuticals, Inc.[a]	20,917
5,507	GenMark Diagnostics, Inc.[a]	39,045
4,307	Halozyme Therapeutics, Inc.[a]	69,343
1,990	Immunomedics, Inc.[a]	38,228
1,522	Inogen, Inc.[a]	145,153
2,627	Inspire Medical Systems, Inc.[a]	149,161
2,775	Intersect ENT, Inc.[a]	89,216
749	Intra-Cellular Therapies, Inc.[a]	9,123
2,312	LHC Group, Inc.[a]	256,308

Shares	Common Stock (92.6%)	Value
Health Care (18.8%) - continued
699	Ligand Pharmaceuticals, Inc.[a]	$87,871
2,627	Merit Medical Systems, Inc.[a]	162,428
5,619	Natera, Inc.[a]	115,864
1,242	Neurocrine Biosciences, Inc.[a]	109,420
724	Nevro Corporation[a]	45,257
1,460	Novocure, Ltd.[a]	70,328
1,899	NuVasive, Inc.[a]	107,844
8,295	Optinose, Inc.[a]	85,439
422	Sage Therapeutics, Inc.[a]	67,119
3,639	Tactile Systems Technology, Inc.[a]	191,848
834	Teleflex, Inc.	252,002
1,903	Veeva Systems, Inc.[a]	241,415
5,427	Wright Medical Group NVa	170,679

	Total	2,840,574

Industrials (13.5%)
2,766	Aerojet Rocketdyne Holdings, Inc.[a]	98,276
1,976	ASGN, Inc.[a]	125,456
5,717	Casella Waste Systems, Inc.[a]	203,297
1,179	Granite Construction, Inc.	50,874
3,849	Healthcare Services Group, Inc.	126,978
2,521	Heico Corporation	239,167
2,477	Mercury Systems, Inc.[a]	158,726
8,198	MRC Global, Inc.[a]	143,301
5,741	Ritchie Brothers Auctioneers, Inc.	195,194
3,289	SiteOne Landscape Supply, Inc.[a]	187,966
4,872	TPI Composites, Inc.[a]	139,437
225	Valmont Industries, Inc.	29,272
2,018	WageWorks, Inc.[a]	76,200
574	Watsco, Inc.	82,203
5,155	Willdan Group, Inc.[a]	191,096

	Total	2,047,443

Information Technology (30.6%)
491	Arista Networks, Inc.[a]	154,400
5,293	Blackline, Inc.[a]	245,172
1,608	Cognex Corporation	81,783
1,684	Coupa Software, Inc.[a]	153,210
2,637	Descartes Systems Group, Inc.[a]	95,934
4,696	Dolby Laboratories, Inc.	295,707
1,072	Envestnet, Inc.[a]	70,098
2,794	Five9, Inc.[a]	147,607
2,997	Guidewire Software, Inc.[a]	291,188
9,643	Lattice Semiconductor Corporation[a]	115,041
1,025	M/A-COM Technology Solutions Holdings, Inc.[a]	17,128
3,531	Monolithic Power Systems, Inc.	478,415
3,754	New Relic, Inc.[a]	370,520
1,239	Novanta, Inc.[a]	104,980
2,942	Proofpoint, Inc.[a]	357,247
3,306	Q2 Holdings, Inc.[a]	228,974
9,859	Quantenna Communications, Inc.[a]	239,869
2,212	Rogers Corporation[a]	351,443
5,903	SailPoint Technologies Holdings, Inc.[a]	169,534
948	Tyler Technologies, Inc.[a]	193,771
221	Ultimate Software Group, Inc.[a]	72,959
809	Universal Display Corporation	123,656
3,160	Virtusa Corporation[a]	168,902
4,607	Zuora, Inc.[a]	92,278

	Total	4,619,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (92.6%)	Value
Real Estate (0.6%)
782	CoreSite Realty Corporation	$83,690

	Total	83,690

	Total Common Stock (cost $13,333,624)	14,000,307

Shares	Registered Investment Companies (3.1%)	Value
Unaffiliated (3.1%)
754	iShares Russell 2000 Growth Index Fund	148,281
3,455	SPDR S&P Biotech ETF	312,816

	Total	461,097

	Total Registered Investment Companies (cost $453,495)	461,097

Shares	Short-Term Investments (4.8%)	Value
	Thrivent Core Short-Term Reserve Fund
72,844	2.730%	728,439

	Total Short-Term Investments (cost $728,439)	728,439

	Total Investments (cost $14,515,558) 100.5%	$15,189,843

	Other Assets and Liabilities, Net (0.5%)	(76,250)

	Total Net Assets 100.0%	$15,113,593

a	Non-income producing security.

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP GROWTH PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Communications Services	70,987	70,987	–	–
Consumer Discretionary	2,115,906	2,115,906	–	–
Consumer Staples	532,485	532,485	–	–
Energy	353,041	353,041	–	–
Financials	1,336,365	1,336,365	–	–
Health Care	2,840,574	2,840,574	–	–
Industrials	2,047,443	2,047,443	–	–
Information Technology	4,619,816	4,619,816	–	–
Real Estate	83,690	83,690	–	–
Registered Investment Companies
Unaffiliated	461,097	461,097	–	–

Subtotal Investments in Securities	$14,461,404	$14,461,404	$–	$–

Other Investments *	Total

Affiliated Short-Term Investments	728,439

Subtotal Other Investments	$728,439

Total Investments at Value	$15,189,843

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$357	$3,073	$2,702	73	$728	4.8%

Total Affiliated Short-Term Investments	357				728	4.8

Total Value	$357				$728

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$ –	$–	–	$5

Total Income from Affiliated Investments				$5

Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.4%)	Value
Communications Services (1.9%)
8,272	ATN International, Inc.	$466,458
38,318	Cincinnati Bell, Inc.[a]	365,554
31,966	Cogent Communications Holdings	1,734,155
54,429	Consolidated Communications Holdings, Inc.	593,820
43,045	E.W. Scripps Company	903,945
80,709	Frontier Communications Corporation[a,b]	160,611
86,490	Gannett Company, Inc.	911,605
74,025	Iridium Communications, Inc.[a]	1,957,221
41,496	New Media Investment Group, Inc.	435,708
29,376	QuinStreet, Inc.[a]	393,345
21,261	Scholastic Corporation	845,337
13,836	Spok Holdings, Inc.	188,446
168,541	Vonage Holdings Corporation[a]	1,692,152

	Total	10,648,357

Consumer Discretionary (13.9%)
50,348	Abercrombie & Fitch Company	1,380,039
85,356	American Axle & Manufacturing Holdings, Inc.[a]	1,221,444
12,544	American Public Education, Inc.[a]	377,825
14,948	Asbury Automotive Group, Inc.[a]	1,036,793
132,170	Ascena Retail Group, Inc.[a]	142,744
27,938	Barnes & Noble Education, Inc.[a]	117,340
43,558	Barnes & Noble, Inc.	236,520
68,514	Belmond, Ltd.[a]	1,708,054
30,644	Big Lots, Inc.	1,165,085
16,282	BJ’s Restaurants, Inc.	769,813
21,740	Buckle, Inc.[b]	406,973
33,009	Caleres, Inc.	814,992
67,906	Callaway Golf Company	1,081,743
53,327	Career Education Corporation[a]	880,962
17,456	Cato Corporation	261,491
6,502	Cavco Industries, Inc.[a]	764,180
96,051	Chico’s FAS, Inc.	410,138
12,372	Children’s Place, Inc.	1,203,548
12,931	Chuy’s Holdings, Inc.[a]	294,439
18,656	Conn’s, Inc.[a]	426,476
38,248	Cooper Tire & Rubber Company	1,143,233
12,602	Cooper-Standard Holdings, Inc.[a]	591,790
34,930	Core-Mark Holding Company, Inc.	1,296,951
51,060	Crocs, Inc.[a]	1,314,795
29,693	Dave & Buster’s Entertainment, Inc.	1,480,790
13,541	Dine Brands Global, Inc.	1,236,158
22,194	Dorman Products, Inc.[a]	1,955,069
52,141	DSW, Inc.	1,158,573
17,021	El Pollo Loco Holdings, Inc.[a]	221,443
18,885	Ethan Allen Interiors, Inc.	361,270
52,349	Express, Inc.[a]	224,054
17,925	Fiesta Restaurant Group, Inc.[a]	234,997
34,768	Fossil, Inc.[a,b]	477,017
29,009	Fox Factory Holding Corporation[a]	2,027,439
77,955	GameStop Corporation[b]	792,023
56,598	Garrett Motion, Inc.[a]	833,689
15,438	Genesco, Inc.[a]	703,201
26,651	Gentherm, Inc.[a]	982,356
32,062	G-III Apparel Group, Ltd.[a]	1,281,198
13,936	Group 1 Automotive, Inc.	901,659
43,348	Guess ?, Inc.	849,621
14,493	Haverty Furniture Companies, Inc.	317,107
14,182	Hibbett Sports, Inc.[a]	323,491
16,707	Installed Building Products, Inc.[a]	810,289
21,144	iRobot Corporation[a,b]	2,488,437
241,172	J.C. Penney Company, Inc.[a,b]	359,346
11,339	Kirkland’s, Inc.[a]	79,713

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (13.9%) - continued
35,790	La-Z-Boy, Inc.	$1,180,712
19,281	LCI Industries	1,481,166
14,259	LGI Homes, Inc.[a,b]	858,962
20,146	Liquidity Services, Inc.[a]	155,326
17,218	Lithia Motors, Inc.	1,596,970
21,885	Lumber Liquidators Holdings, Inc.[a,b]	221,039
37,391	M.D.C. Holdings, Inc.	1,086,582
21,320	M/I Homes, Inc.[a]	567,538
16,461	Marcus Corporation	659,263
17,459	MarineMax, Inc.[a]	334,514
28,701	Meritage Homes Corporation[a]	1,283,222
9,006	Monarch Casino & Resort, Inc.[a]	395,544
25,210	Monro, Inc.	2,181,169
14,450	Motorcar Parts of America, Inc.[a,b]	272,672
12,609	Movado Group, Inc.	458,715
22,740	Nautilus, Inc.[a]	126,434
417,161	Office Depot, Inc.	1,514,294
12,957	Oxford Industries, Inc.	975,144
15,794	PetMed Express, Inc.[b]	359,787
9,899	Red Robin Gourmet Burgers, Inc.[a]	285,190
23,063	Regis Corporation[a]	453,649
33,948	Rent-A-Center, Inc.[a]	708,495
14,272	RHa,b	1,469,302
21,945	Ruth’s Hospitality Group, Inc.	561,573
19,741	Shake Shack, Inc.[a]	1,167,680
7,667	Shoe Carnival, Inc.[b]	260,908
25,684	Shutterfly, Inc.[a]	1,043,798
14,178	Shutterstock, Inc.	661,120
23,601	Sleep Number Corporation[a]	1,109,247
18,063	Sonic Automotive, Inc.	267,513
13,003	Stamps.com, Inc.[a]	1,058,574
15,396	Standard Motor Products, Inc.	755,944
60,841	Steven Madden, Ltd.	2,058,859
16,591	Strategic Education, Inc.	2,178,564
13,346	Sturm, Ruger & Company, Inc.	707,605
17,568	Superior Industries International, Inc.	83,624
38,151	Tailored Brands, Inc.[b]	299,104
16,864	TechTarget, Inc.[a]	274,377
29,830	Tile Shop Holdings, Inc.	168,838
27,037	TopBuild Corporation[a]	1,752,538
11,065	Unifi, Inc.[a]	214,108
10,522	Universal Electronics, Inc.[a]	390,892
16,445	Vera Bradley, Inc.[a]	217,896
43,977	Vista Outdoor, Inc.[a]	352,256
11,938	Vitamin Shoppe, Inc.[a]	84,044
25,170	William Lyon Homes[a]	386,863
22,378	Wingstop, Inc.	1,701,399
22,168	Winnebago Industries, Inc.	690,533
70,011	Wolverine World Wide, Inc.	2,501,493
14,438	Zumiez, Inc.[a]	359,362

	Total	79,080,709

Consumer Staples (3.4%)
20,207	Andersons, Inc.	651,272
337,014	Avon Products, Inc.[a]	990,821
50,374	B&G Foods, Inc.	1,230,133
11,955	Calavo Growers, Inc.[b]	1,002,427
23,104	Cal-Maine Foods, Inc.	1,031,132
7,881	Central Garden & Pet Company[a,b]	201,438
31,278	Central Garden & Pet Company, Class Aa	727,213
17,638	Chefs’ Warehouse, Inc.[a]	547,660
3,529	Coca-Cola Consolidated, Inc.	1,015,752
125,671	Darling Ingredients, Inc.[a]	2,720,777
69,891	Dean Foods Company	211,770
13,148	Inter Parfums, Inc.	997,539

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Staples (3.4%) - continued
11,483	J & J Snack Foods Corporation	$1,823,960
6,693	John B. Sanfilippo & Son, Inc.	481,026
9,141	Medifast, Inc.	1,165,935
9,650	MGP Ingredients, Inc.[b]	744,497
5,083	Seneca Foods Corporation[a]	125,042
27,446	SpartanNash Company	435,568
38,829	United Natural Foods, Inc.[a]	513,319
19,074	Universal Corporation	1,099,235
10,571	WD-40 Company	1,791,150

	Total	19,507,666

Energy (4.3%)
98,795	Archrock, Inc.	966,215
14,283	Bonanza Creek Energy, Inc.[a]	324,081
47,847	C&J Energy Services, Inc.[a]	742,585
16,280	CARBO Ceramics, Inc.[a,b]	56,980
65,096	Carrizo Oil & Gas, Inc.[a]	811,747
21,180	CONSOL Energy, Inc.[a]	724,780
351,114	Denbury Resources, Inc.[a]	719,784
49,439	Diamond Offshore Drilling, Inc.[a,b]	518,615
27,351	Dril-Quip, Inc.[a]	1,254,043
15,537	Era Group, Inc.[a]	179,297
24,023	Exterran Corporation[a]	404,788
10,360	Geospace Technologies Corporation[a]	134,058
29,729	Green Plains, Inc.	495,880
10,473	Gulf Island Fabrication, Inc.[a]	96,037
120,590	Gulfport Energy Corporation[a]	967,132
106,348	Helix Energy Solutions Group, Inc.[a]	841,213
84,109	HighPoint Resources Corporation[a]	185,881
17,072	KLX Energy Services Holdings, Inc.[a]	429,190
116,054	Laredo Petroleum Holdings, Inc.[a]	358,607
20,691	Matrix Service Company[a]	405,130
248,210	Nabors Industries, Ltd.	853,842
69,437	Newpark Resources, Inc.[a]	636,043
188,361	Noble Corporation[a]	540,596
45,864	Oil States International, Inc.[a]	777,853
22,889	Par Pacific Holdings, Inc.[a]	407,653
50,496	PDC Energy, Inc.[a]	2,054,177
10,239	Penn Virginia Corporation[a]	451,540
59,060	Pioneer Energy Services Corporation[a]	104,536
56,637	ProPetro Holding Corporation[a]	1,276,598
28,498	Renewable Energy Group, Inc.[a]	625,816
4,337	REX American Resources Corporation[a]	349,606
43,516	Ring Energy, Inc.[a]	255,439
13,093	SEACOR Holdings, Inc.[a]	553,572
185,112	SRC Energy, Inc.[a]	947,773
117,886	Superior Energy Services, Inc.[a]	550,528
95,708	TETRA Technologies, Inc.[a]	223,957
55,897	U.S. Silica Holdings, Inc.[b]	970,372
41,279	Unit Corporation[a]	587,813
69,632	Whiting Petroleum Corporation[a]	1,820,181

	Total	24,603,938

Financials (17.1%)
34,684	Ambac Financial Group, Inc.[a]	628,474
69,013	American Equity Investment Life Holding Company	1,864,731
30,487	Ameris Bancorp	1,047,228
14,692	AMERISAFE, Inc.	872,705
85,976	Apollo Commercial Real Estate Finance, Inc.	1,564,763
42,466	ARMOUR Residential REIT, Inc.	829,361
42,252	Axos Financial, Inc.[a]	1,223,618
32,590	Banc of California, Inc.	451,046
24,073	Banner Corporation	1,304,034

Shares	Common Stock (98.4%)	Value
Financials (17.1%) - continued
30,888	Berkshire Hills Bancorp, Inc.	$841,389
36,642	Blucora, Inc.[a]	1,223,110
64,463	Boston Private Financial Holdings, Inc.	706,514
61,506	Brookline Bancorp, Inc.	885,686
65,208	Capstead Mortgage Corporation	560,137
22,292	Central Pacific Financial Corporation	642,901
12,703	City Holding Company	967,842
55,986	Columbia Banking System, Inc.	1,830,182
39,121	Community Bank System, Inc.	2,338,262
22,268	Customers Bancorp, Inc.[a]	407,727
78,298	CVB Financial Corporation	1,648,173
23,652	Dime Community Bancshares, Inc.	443,002
26,020	Donnelley Financial Solutions, Inc.[a]	387,178
24,151	Eagle Bancorp, Inc.[a]	1,212,380
14,002	eHealth, Inc.[a]	872,885
25,063	Employers Holdings, Inc.	1,005,277
19,581	Encore Capital Group, Inc.[a,b]	533,191
26,209	Enova International, Inc.[a]	598,089
39,387	EZCORP, Inc.[a]	367,087
16,880	Fidelity Southern Corporation	462,343
165,967	First BanCorp	1,901,982
75,968	First Commonwealth Financial Corporation	957,197
74,808	First Financial Bancorp	1,799,880
81,310	First Midwest Bancorp, Inc.	1,663,603
33,474	FirstCash, Inc.	2,895,501
22,460	Flagstar Bancorp, Inc.	739,383
9,308	Franklin Financial Network, Inc.	270,025
64,552	Glacier Bancorp, Inc.	2,586,599
38,467	Granite Point Mortgage Trust, Inc.	714,332
44,070	Great Western Bancorp, Inc.	1,392,171
13,317	Greenhill & Company, Inc.	286,449
24,290	Hanmi Financial Corporation	516,648
5,533	HCI Group, Inc.	236,425
25,336	Heritage Financial Corporation	763,627
20,617	HomeStreet, Inc.[a]	543,258
93,479	Hope Bancorp, Inc.	1,222,705
31,240	Horace Mann Educators Corporation	1,099,960
26,261	Independent Bank Corporation	2,127,404
12,130	INTL FCStone, Inc.[a]	470,159
96,082	Invesco Mortgage Capital. Inc.	1,518,096
22,913	James River Group Holdings, Ltd.	918,353
34,495	Legacy Texas Financial Group, Inc.	1,289,768
21,083	Meta Financial Group, Inc.	414,913
19,764	National Bank Holdings Corporation	657,351
17,760	Navigators Group, Inc.	1,240,891
33,338	NBT Bancorp, Inc.	1,200,501
140,078	New York Mortgage Trust, Inc.	853,075
50,658	NMI Holdings, Inc.[a]	1,310,522
35,938	Northfield Bancorp, Inc.	499,538
38,090	NorthStar Realty Europe Corporation	661,242
78,946	Northwest Bancshares, Inc.	1,339,714
33,306	OFG Bancorp	659,126
115,095	Old National Bancorp	1,887,558
16,527	Opus Bank	327,235
29,518	Oritani Financial Corporation	490,884
34,371	Pacific Premier Bancorp, Inc.	911,863
51,960	PennyMac Mortgage Investment Trust	1,076,092
11,304	Piper Jaffray Companies	823,270
34,629	PRA Group, Inc.[a]	928,403
10,662	Preferred Bank	479,470
40,971	ProAssurance Corporation	1,418,006
46,995	Provident Financial Services, Inc.	1,216,701
71,087	Redwood Trust, Inc.	1,148,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.4%)	Value
Financials (17.1%) - continued
29,900	RLI Corporation	$2,145,325
26,735	S&T Bancorp, Inc.	1,056,835
11,050	Safety Insurance Group, Inc.	962,897
39,177	Seacoast Banking Corporation of Florida[a]	1,032,314
44,960	Selective Insurance Group, Inc.	2,845,069
34,994	ServisFirst Bancshares, Inc.	1,181,397
70,727	Simmons First National Corporation	1,731,397
25,251	Southside Bancshares, Inc.	839,091
18,133	Stewart Information Services Corporation	774,098
56,886	Third Point Reinsurance, Ltd.[a]	590,477
9,464	Tompkins Financial Corporation	719,926
18,488	Triumph Bancorp, Inc.[a]	543,362
73,731	TrustCo Bank Corporation	572,153
60,520	United Community Banks, Inc.	1,508,764
16,268	United Fire Group, Inc.	711,074
16,404	United Insurance Holdings Corporation	260,824
24,556	Universal Insurance Holdings, Inc.	761,236
34,521	Veritex Holdings, Inc.	836,099
5,458	Virtus Investment Partners, Inc.	532,428
59,887	Waddell & Reed Financial, Inc.[b]	1,035,446
21,960	Walker & Dunlop, Inc.	1,117,984
20,417	Westamerica Bancorporation	1,261,771
88,874	WisdomTree Investments, Inc.	627,450
5,083	World Acceptance Corporation[a]	595,372

	Total	97,420,039

Health Care (11.1%)
30,161	Acorda Therapeutics, Inc.[a]	400,840
7,702	Addus HomeCare Corporation[a]	489,770
71,875	Akorn, Inc.[a]	253,000
26,386	AMAG Pharmaceuticals, Inc.[a]	339,852
35,823	AMN Healthcare Services, Inc.[a]	1,686,905
26,426	Amphastar Pharmaceuticals, Inc.[a]	539,883
28,386	AngioDynamics, Inc.[a]	648,904
6,326	ANI Pharmaceuticals, Inc.[a]	446,236
10,849	Anika Therapeutics, Inc.[a]	328,074
48,847	Assertio Therapeutics, Inc.[a]	247,654
25,436	Biotelemetry, Inc.[a]	1,592,802
25,623	Cambrex Corporation[a]	995,454
26,535	Cardiovascular Systems, Inc.[a]	1,025,843
19,907	Care.com, Inc.[a]	393,362
88,918	Community Health Systems, Inc.[a,b]	331,664
9,150	Computer Programs and Systems, Inc.	271,664
19,768	CONMED Corporation	1,644,302
80,286	Corcept Therapeutics, Inc.[a,b]	942,558
6,985	CorVel Corporation[a]	455,701
27,647	Cross Country Healthcare, Inc.[a]	194,358
25,967	CryoLife, Inc.[a]	757,457
10,632	Cutera, Inc.[a]	187,761
41,803	Cytokinetics, Inc.[a]	338,186
43,207	Diplomat Pharmacy, Inc.[a]	251,033
8,398	Eagle Pharmaceuticals, Inc.[a]	424,015
34,223	Emergent Biosolutions, Inc.[a]	1,728,946
12,002	Enanta Pharmaceuticals, Inc.[a]	1,146,431
152,500	Endo International plc[a]	1,224,575
37,575	Ensign Group, Inc.	1,923,464
19,520	HealthStream, Inc.[a]	547,731
5,208	Heska Corporation[a]	443,305
64,120	HMS Holdings Corporation[a]	1,898,593
51,729	Innoviva, Inc.[a]	725,758
22,760	Integer Holdings Corporation[a]	1,716,559
25,330	Invacare Corporation	212,012

Shares	Common Stock (98.4%)	Value
Health Care (11.1%) - continued
25,898	Lannett Company, Inc.[a]	$203,817
29,376	Lantheus Holdings, Inc.[a]	719,125
12,085	LeMaitre Vascular, Inc.	374,635
22,287	LHC Group, Inc.[a]	2,470,737
31,650	Luminex Corporation	728,267
18,533	Magellan Health Services, Inc.[a]	1,221,695
50,267	Medicines Company[a,b]	1,404,963
19,868	Medpace Holdings, Inc.[a]	1,171,616
32,366	Meridian Bioscience, Inc.	569,965
41,886	Merit Medical Systems, Inc.[a]	2,589,811
73,352	Momenta Pharmaceuticals, Inc.[a]	1,065,805
57,110	Myriad Genetics, Inc.[a]	1,896,052
25,831	Natus Medical, Inc.[a]	655,591
39,778	Neogen Corporation[a]	2,282,860
71,089	NeoGenomics, Inc.[a]	1,454,481
36,614	NextGen Healthcare, Inc.[a]	616,214
31,195	Omnicell, Inc.[a]	2,521,804
46,835	OraSure Technologies, Inc.[a]	522,210
14,476	Orthifix Medical, Inc.[a]	816,591
47,512	Owens & Minor, Inc.	194,799
15,428	Phibro Animal Health Corporation	509,124
64,488	Progenics Pharmaceuticals, Inc.[a]	299,224
8,411	Providence Service Corporation[a]	560,341
22,996	REGENXBIO, Inc.[a]	1,317,901
29,792	Repligen Corporation[a]	1,760,111
82,726	Select Medical Holdings Corporation[a]	1,165,609
77,626	Spectrum Pharmaceuticals, Inc.[a]	829,822
39,938	Supernus Pharmaceuticals, Inc.[a]	1,399,428
10,226	Surmodics, Inc.[a]	444,627
12,983	Tabula Rasa HealthCare, Inc.[a,b]	732,501
12,853	Tactile Systems Technology, Inc.[a]	677,610
36,136	Tivity Health, Inc.[a]	634,540
9,690	U.S. Physical Therapy, Inc.	1,017,741
40,086	Vanda Pharmaceuticals, Inc.[a]	737,582
29,139	Varex Imaging Corporation[a]	987,229

	Total	63,309,080

Industrials (18.0%)
20,663	A. Schulman, Inc. CVR[a,c]	14,258
31,041	AAON, Inc.	1,433,473
24,912	AAR Corporation	809,889
50,309	ABM Industries, Inc.	1,828,732
46,655	Actuant Corporation	1,136,982
24,695	Aegion Corporation[a]	433,891
55,083	Aerojet Rocketdyne Holdings, Inc.[a]	1,957,099
16,287	Aerovironment, Inc.[a]	1,114,194
7,348	Alamo Group, Inc.	734,359
22,148	Albany International Corporation	1,585,575
9,752	Allegiant Travel Company	1,262,591
11,735	American Woodmark Corporation[a]	969,663
21,538	Apogee Enterprises, Inc.	807,460
29,578	Applied Industrial Technologies, Inc.	1,759,004
19,644	ArcBest Corporation	604,839
37,233	Arcosa, Inc.	1,137,468
17,415	Astec Industries, Inc.	657,590
19,572	Atlas Air Worldwide Holdings, Inc.[a]	989,560
44,656	Axon Enterprise, Inc.[a]	2,429,733
19,892	AZZ, Inc.	814,180
36,072	Barnes Group, Inc.	1,854,462
37,388	Brady Corporation	1,735,177
32,413	Briggs & Stratton Corporation	383,446
23,847	Chart Industries, Inc.[a]	2,158,630
15,131	CIRCOR International, Inc.[a]	493,271
28,386	Comfort Systems USA, Inc.	1,487,143
21,812	Cubic Corporation	1,226,707
12,221	DXP Enterprises, Inc.[a]	475,641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.4%)	Value
Industrials (18.0%) - continued
21,792	Echo Global Logistics, Inc.[a]	$540,006
15,928	Encore Wire Corporation	911,400
15,861	EnPro Industries, Inc.	1,022,242
19,790	ESCO Technologies, Inc.	1,326,524
39,765	Exponent, Inc.	2,295,236
46,103	Federal Signal Corporation	1,198,217
7,786	Forrester Research, Inc.	376,453
22,312	Forward Air Corporation	1,444,256
29,635	Franklin Electric Company, Inc.	1,514,052
29,333	FTI Consulting, Inc.[a]	2,253,361
24,488	Gibraltar Industries, Inc.[a]	994,458
24,731	Greenbrier Companies, Inc.	797,080
25,831	Griffon Corporation	477,357
61,440	Harsco Corporation[a]	1,238,630
37,792	Hawaiian Holdings, Inc.	992,040
36,335	Heartland Express, Inc.	700,539
14,466	Heidrick & Struggles International, Inc.	554,482
47,663	Hillenbrand, Inc.	1,979,444
25,690	Hub Group, Inc.[a]	1,049,437
13,950	Insteel Industries, Inc.	291,834
45,485	Interface, Inc.	696,830
24,164	John Bean Technologies Corporation	2,220,430
21,343	Kaman Corporation	1,247,285
23,824	Kelly Services, Inc.	525,557
43,328	Korn Ferry	1,940,228
8,207	Lindsay Corporation	794,356
25,461	LSC Communications, Inc.	166,260
13,278	Lydall, Inc.[a]	311,502
29,521	Marten Transport, Ltd.	526,359
32,615	Matson, Inc.	1,177,075
24,475	Matthews International Corporation	904,351
36,978	Mercury Systems, Inc.[a]	2,369,550
34,103	Mobile Mini, Inc.	1,157,456
24,836	Moog, Inc.	2,159,490
44,044	Mueller Industries, Inc.	1,380,339
10,664	Multi-Color Corporation	532,027
12,633	MYR Group, Inc.[a]	437,481
3,843	National Presto Industries, Inc.	417,158
32,550	Navigant Consulting, Inc.	633,749
22,150	Orion Group Holdings, Inc.[a]	64,678
17,417	Patrick Industries, Inc.[a]	789,338
44,244	PGT Innovations, Inc.[a]	612,779
6,659	Powell Industries, Inc.	176,796
20,669	Proto Labs, Inc.[a]	2,173,139
26,872	Quanex Building Products Corporation	426,996
53,832	R.R. Donnelley & Sons Company	254,087
27,509	Raven Industries, Inc.	1,055,520
22,660	Resources Connection, Inc.	374,796
19,633	Saia, Inc.[a]	1,199,576
31,609	Simpson Manufacturing Company, Inc.	1,873,465
39,619	SkyWest, Inc.	2,150,916
33,143	SPX Corporation[a]	1,153,045
32,528	SPX FLOW, Inc.[a]	1,037,643
9,802	Standex International Corporation	719,467
22,996	Team, Inc.[a]	402,430
13,793	Tennant Company	856,407
42,314	Tetra Tech, Inc.	2,521,491
38,444	Titan International, Inc.	229,511
38,107	Triumph Group, Inc.	726,319
30,943	TrueBlue, Inc.[a]	731,493
16,856	U.S. Ecology, Inc.	943,599
11,794	UniFirst Corporation	1,810,379
47,130	Universal Forest Products, Inc.	1,408,716

Shares	Common Stock (98.4%)	Value
Industrials (18.0%) - continued
9,646	Veritiv Corporation[a]	$253,883
15,534	Viad Corporation	874,409
12,370	Vicor Corporation[a]	383,717
42,816	Wabash National Corporation	580,157
30,279	WageWorks, Inc.[a]	1,143,335
21,172	Watts Water Technologies, Inc.	1,711,121

	Total	102,488,756

Information Technology (14.7%)
87,231	3D Systems Corporation[a,b]	938,606
72,926	8x8, Inc.[a]	1,473,105
36,412	ADTRAN, Inc.	498,844
29,404	Advanced Energy Industries, Inc.[a]	1,460,791
13,507	Agilysys, Inc.[a]	285,943
26,769	Alarm.com Holdings, Inc.[a]	1,737,308
21,991	Anixter International, Inc.[a]	1,233,915
14,383	Applied Optoelectronics, Inc.[a,b]	175,473
56,647	Arlo Technologies, Inc.[a]	233,952
24,760	Axcelis Technologies, Inc.[a]	498,171
22,243	Badger Meter, Inc.	1,237,601
7,662	Bel Fuse, Inc.	193,695
31,106	Benchmark Electronics, Inc.	816,533
27,976	Bottomline Technologies (de), Inc.[a]	1,401,318
54,866	Brooks Automation, Inc.	1,609,220
21,893	Cabot Microelectronics Corporation	2,451,140
26,581	CalAmp Corporation[a]	334,389
28,548	Cardtronics, Inc.[a]	1,015,738
16,742	CEVA, Inc.[a]	451,364
31,068	Cohu, Inc.	458,253
18,234	Comtech Telecommunications Corporation	423,394
20,411	Control4 Corporation[a]	345,558
31,214	Cray, Inc.[a]	813,125
25,461	CSG Systems International, Inc.	1,077,000
25,243	CTS Corporation	741,387
30,110	Daktronics, Inc.	224,320
58,151	Diebold Nixdorf, Inc.[a,b]	643,732
20,956	Digi International, Inc.[a]	265,513
30,338	Diodes, Inc.[a]	1,052,729
14,745	DSP Group, Inc.[a]	207,462
17,182	Ebix, Inc.[b]	848,275
33,556	Electronics for Imaging, Inc.[a]	902,656
10,462	ePlus, Inc.[a]	926,306
46,158	EVERTEC, Inc.	1,283,654
26,195	ExlService Holdings, Inc.[a]	1,572,224
90,370	Extreme Networks, Inc.[a]	676,871
28,140	Fabrinet[a]	1,473,410
13,171	FARO Technologies, Inc.[a]	578,339
89,736	Finisar Corporation[a]	2,079,183
56,626	FormFactor, Inc.[a]	911,112
66,177	Harmonic, Inc.[a]	358,679
17,441	Ichor Holdings, Ltd.[a,b]	393,818
45,668	II-VI, Inc.[a]	1,700,676
27,106	Insight Enterprises, Inc.[a]	1,492,456
25,609	Itron, Inc.[a]	1,194,660
43,925	KEMET Corporation	745,407
68,933	Knowles Corporation[a]	1,215,289
46,280	Kopin Corporation[a]	62,015
51,342	Kulicke and Soffa Industries, Inc.	1,135,172
44,613	LivePerson, Inc.[a]	1,294,669
20,273	ManTech International Corporation	1,095,147
47,989	MaxLinear, Inc.[a]	1,225,159
28,227	Methode Electronics, Inc.	812,373
6,572	MicroStrategy, Inc.[a]	948,011
31,766	Monotype Imaging Holdings, Inc.	631,826
13,665	MTS Systems Corporation	744,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (98.4%)	Value
Information Technology (14.7%) - continued
18,466	Nanometrics, Inc.[a]	$570,230
24,091	NETGEAR, Inc.[a]	797,894
50,872	NIC, Inc.	869,403
23,998	OneSpan, Inc.[a]	461,242
12,896	OSI Systems, Inc.[a]	1,129,690
14,730	Park Electrochemical Corporation	231,261
21,189	PDF Solutions, Inc.[a]	261,684
25,360	Perficient, Inc.[a]	694,610
52,267	Photronics, Inc.[a]	493,923
24,053	Plexus Corporation[a]	1,466,030
22,418	Power Integrations, Inc.	1,567,915
34,345	Progress Software Corporation	1,523,888
25,893	Qualys, Inc.[a]	2,142,387
82,886	Rambus, Inc.[a]	866,159
14,056	Rogers Corporation[a]	2,233,217
24,383	Rudolph Technologies, Inc.[a]	555,932
52,165	Sanmina Corporation[a]	1,504,960
19,571	ScanSource, Inc.[a]	701,033
50,322	Semtech Corporation[a]	2,561,893
9,504	SMART Global Holdings, Inc.[a]	182,477
32,894	Solaredge Technology, Ltd.[a,b]	1,239,446
13,487	SPS Commerce, Inc.[a]	1,430,431
30,381	Sykes Enterprises, Inc.[a]	859,175
94,663	TiVo Corp.	882,259
100,271	Travelport Worldwide, Ltd.	1,577,263
10,561	TTEC Holdings, Inc.	382,625
70,497	TTM Technologies, Inc.[a]	826,930
29,775	Ultra Clean Holdings, Inc.[a]	308,171
39,017	Unisys Corporation[a]	455,328
36,512	Veeco Instruments, Inc.[a]	395,790
174,523	Viavi Solutions, Inc.[a]	2,160,595
21,014	Virtusa Corporation[a]	1,123,198
37,008	Xperi Corporation	865,987

	Total	83,924,188

Materials (4.4%)
22,768	AdvanSix, Inc.[a]	650,482
240,394	AK Steel Holding Corporation[a]	661,083
20,328	American Vanguard Corporation	350,048
24,656	Balchem Corporation	2,288,077
29,752	Boise Cascade Company	796,164
37,525	Century Aluminum Company[a]	333,222
12,569	Clearwater Paper Corporation[a]	244,844
63,678	Ferro Corporation[a]	1,205,425
19,724	FutureFuel Corporation	264,302
38,758	H.B. Fuller Company	1,885,189
7,333	Hawkins, Inc.	270,074
9,549	Haynes International, Inc.	313,494
14,962	Innophos Holdings, Inc.	450,955
18,654	Innospec, Inc.	1,554,811
12,625	Kaiser Aluminum Corporation	1,322,216
15,646	Koppers Holdings, Inc.[a]	406,483
24,385	Kraton Performance Polymers, Inc.[a]	784,709
111,597	Livent Corporation[a]	1,370,411
15,491	LSB Industries, Inc.[a]	96,664
15,447	Materion Corporation	881,406
32,858	Mercer International, Inc.	443,912
27,004	Myers Industries, Inc.	462,038
12,893	Neenah, Inc.	829,793
6,971	Olympic Steel, Inc.	110,630
33,453	PH Glatfelter Company	472,356
10,161	Quaker Chemical Corporation	2,035,553
38,984	Rayonier Advanced Materials, Inc.	528,623
23,502	Schweitzer-Mauduit International, Inc.	909,997
15,477	Stepan Company	1,354,547

Shares	Common Stock (98.4%)	Value
Materials (4.4%) - continued
49,455	SunCoke Energy, Inc.[a]	$419,873
29,920	TimkenSteel Corporation[a]	324,931
19,477	Tredegar Corporation	314,359
12,204	US Concrete, Inc.[a,b]	505,490

	Total	24,842,161

Real Estate (7.6%)
62,360	Acadia Realty Trust	1,700,557
28,703	Agree Realty Corporation	1,990,266
28,887	American Assets Trust, Inc.	1,324,758
37,949	Armada Hoffler Properties, Inc.	591,625
67,938	CareTrust REIT, Inc.	1,593,826
132,033	CBL & Associates Properties, Inc.	204,651
67,465	Cedar Realty Trust, Inc.	229,381
35,569	Chatham Lodging Trust	684,348
46,181	Chesapeake Lodging Trust	1,284,294
13,464	Community Healthcare Trust, Inc.	483,223
158,988	DiamondRock Hospitality Company	1,721,840
46,506	Easterly Government Properties, Inc.	837,573
27,559	EastGroup Properties, Inc.	3,076,687
51,810	Four Corners Property Trust, Inc.	1,533,576
81,995	Franklin Street Properties Corporation	589,544
25,725	Getty Realty Corporation	823,972
64,171	Global Net Lease, Inc.	1,212,832
27,735	Hersha Hospitality Trust	475,378
29,876	HFF, Inc.	1,426,579
67,994	Independence Realty Trust, Inc.	733,655
7,476	Innovative Industrial Properties, Inc.	610,714
51,988	iSTAR Financial, Inc.	437,739
64,014	Kite Realty Group Trust	1,023,584
160,795	Lexington Realty Trust	1,456,803
30,324	LTC Properties, Inc.	1,388,839
16,251	Marcus and Millichap, Inc.[a]	661,903
43,258	National Storage Affiliates Trust	1,233,286
36,769	Office Properties Income Trust	1,016,295
49,033	Pennsylvania REIT	308,418
15,266	PS Business Parks, Inc.	2,394,167
13,584	RE/MAX Holdings, Inc.	523,527
87,160	Retail Opportunity Investments Corporation	1,511,354
61,290	RPT Realty	736,093
8,814	Saul Centers, Inc.	452,775
80,106	Summit Hotel Properties, Inc.	914,009
9,671	Universal Health Realty Income Trust	732,191
22,798	Urstadt Biddle Properties, Inc.	470,551
142,283	Washington Prime Group, Inc.	803,899
61,055	Washington REIT	1,732,741
30,413	Whitestone REIT	365,564
86,090	Xenia Hotels & Resorts, Inc.	1,886,232

	Total	43,179,249

Utilities (2.0%)
28,074	American States Water Company	2,001,676
50,217	Avista Corporation	2,039,814
36,777	California Water Service Group	1,996,256
31,100	El Paso Electric Company	1,829,302
22,037	Northwest Natural Holding Company	1,446,288
70,567	South Jersey Industries, Inc.	2,263,084

	Total	11,576,420

	Total Common Stock (cost $478,013,266)	560,580,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Registered Investment Companies (1.4%)	Value
Unaffiliated (1.4%)
99,913	iShares Core S&P Small-Cap ETF	$7,708,288

	Total	7,708,288

	Total Registered Investment Companies (cost $7,435,979)	7,708,288

Shares	Collateral Held for Securities Loaned (3.4%)	Value
19,566,465	Thrivent Cash Management Trust	19,566,465

	Total Collateral Held for Securities Loaned (cost $19,566,465)	19,566,465

Shares or Principal Amount	Short-Term Investments (0.2%)	Value
	Federal Home Loan Bank Discount Notes
100,000	2.380%, 4/3/2019[d,e]	99,986
350,000	2.405%, 4/22/2019[d,e]	349,506
	Thrivent Core Short-Term Reserve Fund
75,477	2.730%	754,769

	Total Short-Term Investments (cost $1,204,205)	1,204,261

	Total Investments (cost $506,219,915) 103.4%	$589,059,577

	Other Assets and Liabilities, Net (3.4%)	(19,501,349)

	Total Net Assets 100.0%	$569,558,228

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 29, 2019:

Securities Lending Transactions
Common Stock	$18,798,611

Total lending	$18,798,611
Gross amount payable upon return of collateral for securities loaned	$19,566,465

Net amounts due to counterparty	$767,854

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	10,648,357	10,648,357	–	–
Consumer Discretionary	79,080,709	79,080,709	–	–
Consumer Staples	19,507,666	19,507,666	–	–
Energy	24,603,938	24,603,938	–	–
Financials	97,420,039	97,420,039	–	–
Health Care	63,309,080	63,309,080	–	–
Industrials	102,488,756	102,474,498	–	14,258
Information Technology	83,924,188	83,924,188	–	–
Materials	24,842,161	24,842,161	–	–
Real Estate	43,179,249	43,179,249	–	–
Utilities	11,576,420	11,576,420	–	–
Registered Investment Companies
Unaffiliated	7,708,288	7,708,288	–	–
Short-Term Investments	449,492	–	449,492	–
Subtotal Investments in Securities	$568,738,343	$568,274,593	$449,492	$14,258
Other Investments *	Total
Affiliated Short-Term Investments	754,769
Collateral Held for Securities Loaned	19,566,465
Subtotal Other Investments	$20,321,234

Total Investments at Value	$589,059,577

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,622	4,622	–	–
Total Asset Derivatives	$4,622	$4,622	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $299,704 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME E-mini Russell 2000 Index	7	June 2019	$535,708	$4,622
Total Futures Long Contracts			$535,708	$4,622
Total Futures Contracts			$535,708	$4,622

Reference Description:

CME        -        Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$504	$30,183	$29,932	75	$755	0.1%
Total Affiliated Short-Term Investments	504				755	0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	18,790	28,426	27,650	19,566	19,566	3.4
Total Collateral Held for Securities Loaned	18,790				19,566	3.4
Total Value	$19,294				$20,321

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$7
Total Income from Affiliated Investments				$7
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	23
Total Affiliated Income from Securities Loaned, Net				$23
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (93.9%)	Value
Consumer Discretionary (6.0%)
100,077	Children’s Place, Inc.[a]	$9,735,491
100,733	Core-Mark Holding Company, Inc.	3,740,216
190,214	Crocs, Inc.[b]	4,898,010
78,459	G-III Apparel Group, Ltd.[b]	3,135,222
49,865	Oxford Industries, Inc.	3,752,840
277,859	Red Rock Resorts, Inc.	7,182,655
122,444	Zumiez, Inc.[b]	3,047,631

	Total	35,492,065

Consumer Staples (7.5%)
64,154	Casey’s General Stores, Inc.	8,261,110
692,544	Cott Corporation	10,118,068
238,365	Hain Celestial Group, Inc.[b]	5,510,999
99,218	John B. Sanfilippo & Son, Inc.	7,130,798
802,768	SunOpta, Inc.[a,b]	2,777,577
224,498	Turning Point Brands, Inc.	10,347,113

	Total	44,145,665

Energy (3.9%)
587,890	Callon Petroleum Company[b]	4,438,570
1,119,088	Euronav NVa	9,120,567
250,863	Nine Energy Service, Inc.[b]	5,682,047
137,432	Talos Energy, Inc.[b]	3,650,194

	Total	22,891,378

Financials (21.8%)
38,356	Argo Group International Holdings, Ltd.	2,710,235
256,311	Assured Guaranty, Ltd.	11,387,898
226,982	BancorpSouth Bank	6,405,432
46,292	BOK Financial Corporation	3,775,112
146,527	First Interstate BancSystem, Inc.	5,834,705
119,155	Hamilton Lane, Inc.	5,192,775
180,552	Hancock Whitney Corporation	7,294,301
509,172	Heritage Commerce Corporation	6,160,981
111,246	Horace Mann Educators Corporation	3,916,972
114,116	Houlihan Lokey, Inc.	5,232,219
102,710	IBERIABANK Corporation	7,365,334
109,282	Kemper Corporation	8,320,731
47,397	National Bank Holdings Corporation	1,576,424
328,075	PCSB Financial Corporation	6,420,428
76,437	Primerica, Inc.	9,336,779
251,239	Santander Consumer USA Holdings Inc.	5,308,680
245,123	Seacoast Banking Corporation of Florida[b]	6,458,991
749,882	SLM Corporation	7,431,331
102,373	State Auto Financial Corporation	3,370,119
80,650	Stifel Financial Corporation	4,255,094
231,852	Synovus Financial Corporation	7,966,435
142,589	United Community Banks, Inc.	3,554,744

	Total	129,275,720

Health Care (11.9%)
152,301	Catalent, Inc.[b]	6,181,898
190,606	Halozyme Therapeutics, Inc.[b]	3,068,757
98,103	LHC Group, Inc.[b]	10,875,699
29,821	Neurocrine Biosciences, Inc.[b]	2,627,230
71,438	Omnicell, Inc.[b]	5,775,048
228,744	Optinose, Inc.[a,b]	2,356,063
85,421	PerkinElmer, Inc.	8,231,167
181,308	Syneos Health, Inc.[b]	9,384,502
25,899	Teleflex, Inc.	7,825,642
38,018	West Pharmaceutical Services, Inc.	4,189,584

Shares	Common Stock (93.9%)	Value
Health Care (11.9%) - continued
326,190	Wright Medical Group NVa,b	$10,258,675

	Total	70,774,265

Industrials (15.9%)
130,703	AGCO Corporation	9,090,394
187,122	Arcosa, Inc.	5,716,577
65,608	BWX Technologies, Inc.	3,252,845
50,855	Curtiss-Wright Corporation	5,763,906
138,980	Encore Wire Corporation	7,952,436
49,294	Granite Construction, Inc.	2,127,036
671,152	KeyW Holding Corporation[b]	5,785,330
622,390	MRC Global, Inc.[b]	10,879,377
91,487	Oshkosh Corporation	6,873,418
405,624	Primoris Services Corporation	8,388,304
65,270	Raven Industries, Inc.	2,504,410
262,257	Ritchie Brothers Auctioneers, Inc.	8,916,738
47,862	TransUnion	3,199,096
37,858	Valmont Industries, Inc.	4,925,326
96,873	Waste Connections, Inc.	8,581,979

	Total	93,957,172

Information Technology (17.3%)
26,825	Arista Networks, Inc.[b]	8,435,389
72,947	Blackline, Inc.[b]	3,378,905
55,913	Booz Allen Hamilton Holding Corporation	3,250,782
240,932	Ciena Corporation[b]	8,996,401
187,148	Dolby Laboratories, Inc.	11,784,709
54,998	Guidewire Software, Inc.[b]	5,343,606
364,327	Lattice Semiconductor Corporation[b]	4,346,421
129,882	M/A-COM Technology Solutions Holdings, Inc.[b]	2,170,328
23,108	Monolithic Power Systems, Inc.	3,130,903
193,760	National Instruments Corporation	8,595,194
55,343	Pegasystems, Inc.	3,597,295
158,661	Plexus Corporation[b]	9,670,388
29,256	Q2 Holdings, Inc.[b]	2,026,271
75,652	Rogers Corporation[b]	12,019,590
143,471	SailPoint Technologies Holdings, Inc.[b]	4,120,487
212,022	Virtusa Corporation[b]	11,332,576

	Total	102,199,245

Materials (3.5%)
37,719	Balchem Corporation	3,500,323
95,436	Chemours Company	3,546,402
125,051	Scotts Miracle-Gro Company	9,826,507
50,740	United States Lime & Minerals, Inc.	3,913,069

	Total	20,786,301

Real Estate (3.2%)
62,330	American Campus Communities, Inc.	2,965,662
30,017	CoreSite Realty Corporation	3,212,419
296,835	Cousins Properties, Inc.	2,867,426
213,609	Physicians Realty Trust	4,017,985
143,854	Terreno Realty Corporation	6,047,622

	Total	19,111,114

Utilities (2.9%)
73,044	New Jersey Resources Corporation	3,636,861
51,278	NorthWestern Corporation	3,610,484
124,310	PNM Resources, Inc.	5,884,835

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (93.9%)	Value
Utilities (2.9%) - continued
47,570	Southwest Gas Holdings, Inc.	$3,913,108

	Total	17,045,288

	Total Common Stock (cost $456,539,521)	555,678,213

Shares	Registered Investment Companies (5.1%)	Value
Unaffiliated (5.1%)
70,361	iShares Dow Jones U.S. Real Estate Index Fund ETF	6,124,221
48,156	iShares Russell 2000 Index Fund	7,372,202
35,784	iShares Russell 2000 Value Index Fund	4,290,502
66,987	SPDR S&P Retail ETF[a]	3,015,085
24,208	SPDR S&P Semiconductor ETF	1,900,570
11,926	VanEck Vectors Semiconductor ETF	1,268,092
72,398	Vanguard Real Estate ETF	6,292,110

	Total	30,262,782

	Total Registered Investment Companies (cost $27,905,964)	30,262,782

Shares	Collateral Held for Securities Loaned (4.8%)	Value
28,438,661	Thrivent Cash Management Trust	28,438,661

	Total Collateral Held for Securities Loaned (cost $28,438,661)	28,438,661

Shares	Short-Term Investments (2.3%)	Value
	Thrivent Core Short-Term Reserve Fund
1,351,493	2.730%	13,514,933

	Total Short-Term Investments (cost $13,514,933)	13,514,933

	Total Investments (cost $526,399,079) 106.1%	$627,894,589

	Other Assets and Liabilities, Net (6.1%)	(36,106,812)

	Total Net Assets 100.0%	$591,787,777

a	All or a portion of the security is on loan.
b	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 29, 2019:

Securities Lending Transactions

Common Stock	$28,111,298
Total lending	$28,111,298
Gross amount payable upon return of collateral for securities loaned	$28,438,661
Net amounts due to counterparty	$327,363

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,492,065	35,492,065	–	–
Consumer Staples	44,145,665	44,145,665	–	–
Energy	22,891,378	22,891,378	–	–
Financials	129,275,720	129,275,720	–	–
Health Care	70,774,265	70,774,265	–	–
Industrials	93,957,172	93,957,172	–	–
Information Technology	102,199,245	102,199,245	–	–
Materials	20,786,301	20,786,301	–	–
Real Estate	19,111,114	19,111,114	–	–
Utilities	17,045,288	17,045,288	–	–
Registered Investment Companies Unaffiliated	30,262,782	30,262,782	–	–
Subtotal Investments in Securities	$585,940,995	$585,940,995	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	13,514,933
Collateral Held for Securities Loaned	28,438,661
Subtotal Other Investments	$41,953,594
Total Investments at Value	$627,894,589

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$11,616	$30,334	$28,435	1,351	$13,515	2.3%
Total Affiliated Short-Term Investments	11,616				13,515	2.3
Collateral held for Securities Loaned
Cash Management Trust-Collateral Investment	6,636	42,621	20,818	28,439	28,439	4.8
Total Collateral Held for Securities Loaned	6,636				28,439	4.8
Total Value	$18,252				$41,954

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.730%	$–	$–	–	$92
Total Income from Affiliated Investments				$92
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	9
Total Affiliated Income from Securities Loaned, Net				$9
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued using a vendor provided settlement or clearing price used by the clearinghouse. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-

specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Portfolios value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation — The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments — Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over- the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

For the period ended March 29, 2019, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio and Opportunity Income Plus Portfolio used treasury options to manage the duration of the Portfolio versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts — All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

For the period ended March 29, 2019, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Government Bond Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Multidimensional Income Portfolio, Opportunity Income Plus Portfolio, and Partner Worldwide Allocation Portfolio used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.

For the period ended March 29, 2019, Aggressive Allocation Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Large Cap Index Portfolio, Large Cap Stock Portfolio, Low Volatility Equity Portfolio, Mid Cap Index Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderately Conservative Allocation Portfolio, Opportunity Income Plus Portfolio, Partner Worldwide Allocation Portfolio, and Small Cap Index Portfolio used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

For the period ended March 29, 2019, Partner Worldwide Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements — All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (“CDS”) or through credit default swap indices (“CDX Indices”). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For the period ended March 29, 2019, High Yield Portfolio, Income Portfolio, Moderate Allocation Portfolio, Moderately Aggressive Allocation Portfolio, and Moderately Conservative Allocation Portfolio used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the fund.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.